John Hancock Funds II

Portfolio of Investments — May 31, 2019 (unaudited) (showing percentage of total net assets)

Asia Pacific Total Return Bond Fund

	Shares or Principal Amount		Value
FOREIGN GOVERNMENT OBLIGATIONS - 47.2%
Canada - 0.5%
Province of British Columbia 6.600%, 01/09/2020 (A)	INR	106,000,000	$1,511,426
India - 8.3%
Republic of India
7.170%, 01/08/2028		500,000,000	7,180,478
7.590%, 01/11/2026		450,000,000	6,621,752
7.680%, 12/15/2023		85,000,000	1,254,536
8.120%, 12/10/2020		450,000,000	6,618,187
9.150%, 11/14/2024		250,000,000	3,926,741

			25,601,694
Indonesia - 11.2%
Republic of Indonesia
6.125%, 05/15/2028	IDR	120,000,000,000	7,463,626
6.625%, 05/15/2033		196,112,000,000	11,756,167
7.000%, 05/15/2027		24,000,000,000	1,587,235
8.250%, 05/15/2029		102,000,000,000	7,307,409
8.375%, 03/15/2024 to 09/15/2026		87,516,000,000	6,313,488

			34,427,925
Malaysia - 7.5%
Government of Malaysia
3.418%, 08/15/2022	MYR	7,500,000	1,787,180
3.620%, 11/30/2021		36,500,000	8,754,696
3.757%, 04/20/2023		26,000,000	6,248,376
4.181%, 07/15/2024		18,000,000	4,403,396
4.392%, 04/15/2026		8,000,000	1,976,963

			23,170,611
Philippines - 3.7%
Republic of Philippines
3.500%, 04/21/2023	PHP	247,000,000	4,393,760
3.625%, 09/09/2025		142,233,286	2,444,890
3.750%, 01/14/2029		$2,000,000	2,127,200
3.900%, 11/26/2022	PHP	131,000,000	2,415,927

			11,381,777
Singapore - 3.5%
Republic of Singapore
2.000%, 07/01/2020	SGD	2,000,000	1,456,448
2.750%, 07/01/2023		10,000,000	7,519,167
3.125%, 09/01/2022		2,500,000	1,888,638

			10,864,253
South Korea - 7.7%
Republic of Korea
1.750%, 06/10/2020	KRW	8,200,000,000	6,895,354
2.000%, 12/10/2021		2,800,000,000	2,374,070
2.250%, 06/10/2021		7,900,000,000	6,717,766
2.375%, 03/10/2023		8,000,000,000	6,894,476
5.000%, 06/10/2020		1,000,000,000	868,372

			23,750,038
Thailand - 4.8%
Kingdom of Thailand
1.200%, 07/14/2021	THB	130,440,000	4,101,654
1.875%, 06/17/2022		210,000,000	6,632,496
2.400%, 12/17/2023		126,000,000	4,043,681

			14,777,831

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $151,184,974)			$145,485,555

CORPORATE BONDS - 49.6%
Australia - 0.7%
Shandong Energy Australia Pty, Ltd. 4.550%, 07/26/2020		$2,200,000	2,185,262

Asia Pacific Total Return Bond Fund (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
China - 7.6%
Bank of China, Ltd. 5.000%, 11/13/2024	$2,000,000	$2,124,426
China Aoyuan Group, Ltd. 7.950%, 09/07/2021	2,600,000	2,691,151
Chinalco Capital Holdings, Ltd. 4.000%, 08/25/2021	2,000,000	1,986,036
Country Garden Holdings Company, Ltd. 5.625%, 12/15/2026	2,000,000	1,997,960
New Metro Global, Ltd. 6.500%, 04/23/2021	3,000,000	3,023,295
Rock International Investment, Inc. 6.625%, 03/27/2020	2,100,000	1,717,764
Times China Holdings, Ltd. 7.850%, 06/04/2021	2,000,000	2,051,532
West China Cement, Ltd. 6.500%, 09/11/2019	1,200,000	1,202,096
Yingde Gases Investment, Ltd. 6.250%, 01/19/2023 (A)	3,400,000	3,402,044
Yuzhou Properties Company, Ltd. 6.375%, 03/06/2021	3,200,000	3,209,062

		23,405,366
Hong Kong - 10.6%
Chong Hing Bank, Ltd. (3.876% to 7-26-22, then 5 Year CMT + 2.030%) 07/26/2027	3,000,000	2,983,116
CMB Wing Lung Bank, Ltd. (3.750% to 11-22-22, then 5 Year CMT + 1.750%) 11/22/2027	3,800,000	3,764,459
Concord New Energy Group, Ltd. 7.900%, 01/23/2021	3,000,000	3,009,699
Far East Horizon, Ltd. (3 month LIBOR + 2.000%) 4.596%, 07/03/2021 (B)	4,000,000	4,012,320
Health & Happiness H&H International Holdings, Ltd.
7.250%, 06/21/2021	1,000,000	1,018,109
7.250%, 06/21/2021 (A)	1,338,000	1,362,144
Lenovo Perpetual Securities, Ltd. (5.375% to 3-16-22, then 5 Year CMT + 6.257%) 03/16/2022 (C)	2,000,000	1,841,478
Shandong Iron and Steel Xinheng International Company, Ltd. 6.500%, 06/14/2021	800,000	797,971
Shanghai Commercial Bank, Ltd. (3.750% to 11-29-22, then 5 Year CMT + 1.705%) 11/29/2027	3,000,000	3,001,041
Studio City Finance, Ltd. 7.250%, 02/11/2024 (A)	1,749,000	1,803,656
Weichai International Hong Kong Energy Group Company, Ltd. (3.750% to 9-14-22, then 5 Year CMT + 6.084%) 09/14/2022 (C)	4,100,000	3,990,387
WTT Investment, Ltd. 5.500%, 11/21/2022 (A)	1,900,000	1,955,423
Zoomlion HK SPV Company, Ltd. 6.125%, 12/20/2022	3,300,000	3,283,500

		32,823,303
India - 3.6%
Adani Green Energy UP, Ltd. 6.250%, 12/10/2024 (A)	2,625,000	2,615,156

John Hancock Funds II

Portfolio of Investments — May 31, 2019 (unaudited) (showing percentage of total net assets)

Asia Pacific Total Return Bond Fund (continued)

	Shares or Principal Amount		Value
CORPORATE BONDS (continued)
India (continued)
Adani Ports & Special Economic Zone, Ltd. 4.000%, 07/30/2027 (A)		$2,200,000	$2,155,343
HPCL-Mittal Energy, Ltd. 5.250%, 04/28/2027		2,000,000	1,952,080
NTPC, Ltd. 4.250%, 02/26/2026		1,500,000	1,542,363
Vedanta Resources, Ltd. 7.125%, 05/31/2023		3,000,000	2,839,500

			11,104,442
Indonesia - 6.6%
ABM Investama Tbk PT 7.125%, 08/01/2022 (A)		2,800,000	2,604,448
Chandra Asri Petrochemical Tbk PT 4.950%, 11/08/2024		3,500,000	3,267,023
Indonesia Asahan Aluminium Persero PT 6.530%, 11/15/2028		1,500,000	1,693,688
Jasa Marga Persero Tbk PT 7.500%, 12/11/2020 (A)	IDR	11,300,000,000	769,393
Pertamina Persero PT 6.450%, 05/30/2044		$2,000,000	2,282,050
Perusahaan Gas Negara Tbk PT 5.125%, 05/16/2024		2,500,000	2,633,170
Perusahaan Listrik Negara PT
4.125%, 05/15/2027 (A)		1,500,000	1,479,707
6.150%, 05/21/2048		5,000,000	5,542,823

			20,272,302
Isle of Man - 1.3%
Gohl Capital, Ltd. 4.250%, 01/24/2027		4,000,000	4,049,520
Macau - 0.4%
MGM China Holdings, Ltd. 5.875%, 05/15/2026 (A)		1,306,000	1,330,488
Malaysia - 2.0%
Press Metal Labuan, Ltd. 4.800%, 10/30/2022		2,000,000	1,953,812
SSG Resources, Ltd. 4.250%, 10/04/2022		4,000,000	4,123,372

			6,077,184
Mauritius - 2.6%
Greenko Investment Company 4.875%, 08/16/2023		2,100,000	1,978,389
HT Global IT Solutions Holdings, Ltd. 7.000%, 07/14/2021		2,900,000	2,987,786
UPL Corp., Ltd. 4.500%, 03/08/2028		3,000,000	3,012,081

			7,978,256
Netherlands - 0.6%
Greenko Dutch BV 5.250%, 07/24/2024		2,000,000	1,912,000
Singapore - 4.5%
Alam Synergy Pte, Ltd. 6.950%, 03/27/2020 (A)		400,000	398,880
Indika Energy Capital III Pte, Ltd.
5.875%, 11/09/2024 (A)		2,300,000	2,137,388
5.875%, 11/09/2024		1,800,000	1,672,738
Medco Oak Tree Pte, Ltd. 7.375%, 05/14/2026 (A)		2,160,000	2,120,334
ONGC Videsh Vankorneft Pte, Ltd. 3.750%, 07/27/2026		1,500,000	1,495,316

Asia Pacific Total Return Bond Fund (continued)

	Shares or Principal Amount		Value
CORPORATE BONDS (continued)
Singapore (continued)
Singapore Post, Ltd. (4.250% to 3-2-22, then 10 Year Singapore Swap Offered Rate + 3.692%) 03/02/2022 (C)	SGD	5,000,000	$3,743,863
TBLA International Pte, Ltd. 7.000%, 01/24/2023		$2,500,000	2,440,960

			14,009,479
South Korea - 5.4%
Busan Bank Company, Ltd. 3.625%, 07/25/2026		4,000,000	3,898,420
DB Insurance Company, Ltd. 3.865%, 05/25/2027	KRW	8,000,000,000	7,152,177
The Korea Development Bank 7.000%, 11/30/2022 (A)	IDR	52,000,000,000	3,421,915
Woori Bank (5.250% to 5-16-22, then 5 Year CMT + 3.347%) 05/16/2022 (A)(C)		$2,100,000	2,129,432

			16,601,944
Supranational - 1.9%
Asian Development Bank 2.850%, 10/21/2020	CNY	20,000,000	2,878,251
International Finance Corp. 3.100%, 09/24/2019		20,000,000	2,886,172

			5,764,423
United States - 1.8%
Incitec Pivot Finance LLC 3.950%, 08/03/2027		$2,225,000	2,150,707
Resorts World Las Vegas LLC 4.625%, 04/16/2029 (A)		3,400,000	3,423,334

			5,574,041

TOTAL CORPORATE BONDS (Cost $154,025,812)			$153,088,010

Total Investments (Asia Pacific Total Return Bond Fund) (Cost $305,210,786) - 96.8%			$298,573,565
Other assets and liabilities, net - 3.2%			9,854,889

TOTAL NET ASSETS - 100.0%			$308,428,454

Currency Abbreviations

CNY	Chinese Yuan Renminbi
IDR	Indonesian Rupiah
INR	Indian Rupee
KRW	Korean Won
MYR	Malaysian Ringgit
PHP	Philippine Peso
SGD	Singapore Dollar
THB	Thai Bhat

Security Abbreviations and Legend

CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $34,620,511 or 11.2% of the fund’s net assets as of 5-31-19.
(B)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(C)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.

John Hancock Funds II

Portfolio of Investments — May 31, 2019 (unaudited) (showing percentage of total net assets)

Asia Pacific Total Return Bond Fund (continued)

DERIVATIVES

FUTURES

						Unrealized
	Number of		Expiration	Notional	Notional	appreciation
Open contracts	contracts	Position	date	basis^	value^	(depreciation)
10-Year U.S. Treasury Note Futures	478	Short	Sep 2019	$(60,113,154)	$(60,608,906)	$(495,752)

						$(495,752)

^	Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

See Notes to Portfolio of Investments regarding investment transactions and other derivatives information.

Capital Appreciation Fund

	Shares or Principal Amount	Value
COMMON STOCKS – 99.4%
Communication services – 16.9%
Entertainment – 4.4%
Netflix, Inc. (A)	180,570	$61,986,070
The Walt Disney Company	90,967	12,011,283

		73,997,353
Interactive media and services – 12.5%
Alphabet, Inc., Class A (A)	45,029	49,824,589
Alphabet, Inc., Class C (A)	45,326	50,023,133
Facebook, Inc., Class A (A)	354,392	62,893,948
Tencent Holdings, Ltd.	1,188,500	49,557,630

		212,299,300

		286,296,653
Consumer discretionary – 18.0%
Automobiles – 0.8%
Tesla, Inc. (A)(B)	77,857	14,416,002
Hotels, restaurants and leisure – 2.2%
Chipotle Mexican Grill, Inc. (A)	24,986	16,490,010
Marriott International, Inc., Class A	160,335	20,016,221

		36,506,231
Internet and direct marketing retail – 8.7%
Alibaba Group Holding, Ltd., ADR (A)	288,925	43,124,946
Amazon.com, Inc. (A)	58,972	104,679,428

		147,804,374
Specialty retail – 1.2%
The Home Depot, Inc.	104,354	19,811,607
Textiles, apparel and luxury goods – 5.1%
Kering SA	42,870	22,313,705
Lululemon Athletica, Inc. (A)	167,659	27,762,654
NIKE, Inc., Class B	461,196	35,576,659

		85,653,018

		304,191,232
Consumer staples – 4.8%
Beverages – 1.0%
Constellation Brands, Inc., Class A	96,289	16,990,194
Food and staples retailing – 2.0%
Costco Wholesale Corp.	141,734	33,956,632
Personal products – 1.8%
The Estee Lauder Companies, Inc., Class A	184,023	29,633,224

		80,580,050
Financials – 2.3%
Banks – 1.0%
JPMorgan Chase & Co.	166,553	17,647,956
Capital markets – 1.3%
S&P Global, Inc.	99,626	21,308,009

		38,955,965

Capital Appreciation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care – 12.0%
Biotechnology – 4.4%
Alexion Pharmaceuticals, Inc. (A)	203,938	$23,183,672
BioMarin Pharmaceutical, Inc. (A)	223,663	18,394,045
Exact Sciences Corp. (A)	28,843	2,989,000
Sage Therapeutics, Inc. (A)	52,516	9,025,925
Vertex Pharmaceuticals, Inc. (A)	127,692	21,219,857

		74,812,499
Health care equipment and supplies – 3.4%
Danaher Corp.	131,613	17,374,232
Edwards Lifesciences Corp. (A)	104,094	17,768,846
Intuitive Surgical, Inc. (A)	49,297	22,915,710

		58,058,788
Health care providers and services – 0.8%
Guardant Health, Inc. (A)	23,494	1,806,219
UnitedHealth Group, Inc.	45,242	10,939,516

		12,745,735
Life sciences tools and services – 2.0%
Illumina, Inc. (A)	112,040	34,386,196
Pharmaceuticals – 1.4%
AstraZeneca PLC, ADR	603,858	22,572,212

		202,575,430
Industrials – 6.9%
Aerospace and defense – 4.8%
Airbus SE	104,856	13,425,032
Safran SA	169,712	22,267,028
The Boeing Company	133,204	45,503,818

		81,195,878
Road and rail – 2.1%
Uber Technologies, Inc. (A)(B)	204,222	8,252,611
Union Pacific Corp.	166,654	27,794,554

		36,047,165

		117,243,043
Information technology – 36.9%
IT services – 13.5%
Adyen NV (A)(C)	29,241	23,460,905
FleetCor Technologies, Inc. (A)	97,050	25,059,281
Mastercard, Inc., Class A	284,074	71,441,770
PayPal Holdings, Inc. (A)	281,726	30,919,429
Square, Inc., Class A (A)	204,975	12,698,201
Twilio, Inc., Class A (A)	27,450	3,491,312
Visa, Inc., Class A	380,427	61,374,288

		228,445,186
Semiconductors and semiconductor equipment – 4.5%
Broadcom, Inc.	74,215	18,675,463
NVIDIA Corp.	217,752	29,496,686
QUALCOMM, Inc.	314,889	21,040,883

John Hancock Funds II

Portfolio of Investments — May 31, 2019 (unaudited) (showing percentage of total net assets)

Capital Appreciation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
Xilinx, Inc.	69,501	$7,110,647

		76,323,679
Software – 16.4%
Adobe, Inc. (A)	187,084	50,681,056
Microsoft Corp.	699,497	86,513,789
salesforce.com, Inc. (A)	433,069	65,570,977
ServiceNow, Inc. (A)	97,227	25,466,668
Splunk, Inc. (A)	160,074	18,246,835
Workday, Inc., Class A (A)	149,160	30,446,539
Zoom Video Communications, Inc., Class A (A)(B)	10,770	858,692

		277,784,556
Technology hardware, storage and peripherals – 2.5%
Apple, Inc.	241,671	42,309,342

		624,862,763
Real estate – 1.6%
Equity real estate investment trusts – 1.6%
American Tower Corp.	58,581	12,229,955
Crown Castle International Corp.	112,021	14,563,850

		26,793,805

TOTAL COMMON STOCKS (Cost $849,442,398)		$1,681,498,941

SECURITIES LENDING COLLATERAL – 1.4%
John Hancock Collateral Trust, 2.3405% (D)(E)	2,322,609	23,242,347

TOTAL SECURITIES LENDING COLLATERAL (Cost $23,238,224)		$23,242,347

SHORT–TERM INVESTMENTS – 1.0%
Money market funds – 1.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.3150% (D)	17,322,824	17,322,824

TOTAL SHORT–TERM INVESTMENTS (Cost $17,322,824)		$17,322,824

Total Investments (Capital Appreciation Fund) (Cost $890,003,446) – 101.8%		$1,722,064,112
Other assets and liabilities, net – (1.8%)		(30,452,087)

TOTAL NET ASSETS – 100.0%		$1,691,612,025

Security Abbreviations and Legend

ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 5-31-19. The value of securities on loan amounted to $22,770,746.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	The rate shown is the annualized seven-day yield as of 5-31-19.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

Capital Appreciation Value Fund

	Shares or Principal Amount	Value
COMMON STOCKS – 61.5%
Communication services – 3.6%
Interactive media and services – 3.6%
Alphabet, Inc., Class A (A)(B)	2,638	$2,918,947
Alphabet, Inc., Class C (B)	29,820	32,910,246

Capital Appreciation Value Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Interactive media and services (continued)
Facebook, Inc., Class A (B)	119,800	$21,260,906

		57,090,099
Consumer discretionary – 4.9%
Auto components – 0.7%
Aptiv PLC	187,543	12,010,254
Hotels, restaurants and leisure – 2.0%
Hilton Worldwide Holdings, Inc.	106,586	9,533,052
McDonald’s Corp.	52,707	10,450,217
Yum! Brands, Inc. (A)	124,339	12,726,097

		32,709,366
Internet and direct marketing retail – 2.2%
Amazon.com, Inc. (B)	19,564	34,727,469

		79,447,089
Consumer staples – 0.4%
Beverages – 0.4%
Keurig Dr. Pepper, Inc.	249,427	7,031,347
Energy – 0.5%
Oil, gas and consumable fuels – 0.5%
Concho Resources, Inc.	57,300	5,615,973
Enterprise Products Partners LP	62,932	1,755,173

		7,371,146
Financials – 7.6%
Banks – 1.4%
The PNC Financial Services Group, Inc.	167,248	21,283,980
Capital markets – 3.2%
Intercontinental Exchange, Inc.	214,471	17,631,661
S&P Global, Inc.	159,683	34,153,000

		51,784,661
Insurance – 3.0%
Marsh & McLennan Companies, Inc.	506,902	48,459,831

		121,528,472
Health care – 13.9%
Health care equipment and supplies – 6.5%
Alcon, Inc. (B)	329,238	19,147,594
Becton, Dickinson and Company	159,806	37,305,113
Danaher Corp.	370,241	48,875,514

		105,328,221
Health care providers and services – 2.0%
Anthem, Inc.	43,300	12,036,534
UnitedHealth Group, Inc. (A)	85,300	20,625,540

		32,662,074
Life sciences tools and services – 5.4%
Avantor, Inc. (B)	235,472	4,120,760
PerkinElmer, Inc.	560,260	48,372,848
Thermo Fisher Scientific, Inc.	126,334	33,728,651

		86,222,259

		224,212,554
Industrials – 8.7%
Commercial services and supplies – 2.0%
Republic Services, Inc.	120,255	10,172,370
Waste Connections, Inc.	234,540	22,196,866

		32,369,236
Industrial conglomerates – 4.2%
General Electric Company	3,859,579	36,434,426
Roper Technologies, Inc.	90,296	31,054,600

		67,489,026
Machinery – 2.0%
Fortive Corp.	421,440	32,092,656

John Hancock Funds II

Portfolio of Investments — May 31, 2019 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Professional services – 0.5%
Equifax, Inc.	67,679	$8,182,391

		140,133,309
Information technology – 14.3%
Electronic equipment, instruments and components – 1.6%
TE Connectivity, Ltd.	309,647	26,081,567
IT services – 5.9%
Fiserv, Inc. (B)	524,763	45,056,151
Global Payments, Inc.	69,500	10,705,780
Visa, Inc., Class A (A)	244,440	39,435,505

		95,197,436
Semiconductors and semiconductor equipment – 3.4%
Maxim Integrated Products, Inc.	372,185	19,573,209
Texas Instruments, Inc. (A)	330,480	34,472,369

		54,045,578
Software – 3.4%
Microsoft Corp.	440,100	54,431,568

		229,756,149
Materials – 0.7%
Chemicals – 0.7%
DowDuPont, Inc.	343,022	10,469,031
DuPont De Nemours, Inc. (B)	10,071	650,385

		11,119,416
Real estate – 0.6%
Equity real estate investment trusts – 0.6%
American Tower Corp.	45,400	9,478,158
Utilities – 6.3%
Electric utilities – 4.2%
American Electric Power Company, Inc.	250,308	21,556,525
Eversource Energy	210,070	15,511,569
NextEra Energy, Inc.	58,490	11,593,303
Xcel Energy, Inc.	345,451	19,808,160

		68,469,557
Multi–utilities – 1.4%
NiSource, Inc.	798,715	22,244,213
Water utilities – 0.7%
American Water Works Company, Inc.	99,159	11,206,950

		101,920,720

TOTAL COMMON STOCKS (Cost $773,600,893)		$989,088,459

PREFERRED SECURITIES – 6.1%
Financials – 1.9%
Banks – 1.7%
JPMorgan Chase & Co., 5.750%	150,000	3,949,500
U.S. Bancorp, 5.500% (C)	100,000	2,610,000
U.S. Bancorp (6.500% to 1-15-22, then 3 month LIBOR + 4.468%)	27,000	725,760
Wells Fargo & Company, Series L, 7.500% (C)	15,190	20,126,750

		27,412,010
Capital markets – 0.2%
State Street Corp., 6.000%	13,831	349,924
The Charles Schwab Corp., 5.950% (C)	8,000	209,280
The Charles Schwab Corp., 6.000% (C)	72,000	1,880,640

		2,439,844

		29,851,854
Health care – 1.7%
Health care equipment and supplies – 0.8%
Becton, Dickinson and Company, 6.125%	222,184	12,924,443

Capital Appreciation Value Fund (continued)

	Shares or Principal Amount	Value
PREFERRED SECURITIES (continued)
Life sciences tools and services – 0.9%
Avantor, Inc., 6.250%	230,951	$14,171,153

		27,095,596
Industrials – 0.2%
Machinery – 0.2%
Fortive Corp., 5.000%	4,052	3,997,341
Utilities – 2.3%
Electric utilities – 1.0%
Alabama Power Company, 5.000%	50,000	1,272,000
American Electric Power Company, Inc., 6.125%	43,488	2,300,080
Duke Energy Corp., 5.625%	140,000	3,740,800
SCE Trust II, 5.100%	9,890	209,965
SCE Trust III (5.750% to 3-15-24, then 3 month LIBOR + 2.990%)	80,739	1,951,462
SCE Trust IV (5.375% to 9-15-25, then 3 month LIBOR + 3.132%)	180,000	4,176,000
SCE Trust V (5.450% to 3-15-26, then 3 month LIBOR + 3.790%)	50,000	1,168,000
SCE Trust VI, 5.000%	50,000	1,042,500

		15,860,807
Multi–utilities – 1.3%
CMS Energy Corp., 5.875%	225,000	6,050,250
CMS Energy Corp., 5.875%	275,000	7,130,750
DTE Energy Company, 5.250%	165,000	4,224,000
NiSource, Inc. (6.500% to 3-15-24, then 5 Year CMT + 3.632%)	150,000	3,952,500

		21,357,500

		37,218,307

TOTAL PREFERRED SECURITIES (Cost $91,865,091)		$98,163,098

U.S. GOVERNMENT AND AGENCY
OBLIGATIONS – 3.4%
U.S. Government – 3.4%
U.S. Treasury Notes
2.375%, 02/29/2024	$9,200,000	9,388,672
2.500%, 01/31/2024	38,267,300	39,234,446
2.625%, 12/31/2023	5,018,800	5,170,344

		53,793,462

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $52,449,149)		$53,793,462

CORPORATE BONDS – 20.4%
Communication services – 6.2%
CCO Holdings LLC
4.000%, 03/01/2023 (D)	1,660,000	1,642,902
5.000%, 02/01/2028 (D)	9,822,000	9,723,780
5.125%, 02/15/2023	1,097,000	1,105,260
5.125%, 05/01/2023 to 05/01/2027 (D)	9,400,000	9,434,053
5.250%, 03/15/2021 to 09/30/2022	2,930,000	2,954,461
5.750%, 09/01/2023 to 01/15/2024	4,255,000	4,326,838
5.875%, 04/01/2024 (D)	1,065,000	1,100,944
Charter Communications Operating LLC 3.579%, 07/23/2020	575,000	579,263
Comcast Corp.
3.300%, 10/01/2020	1,795,000	1,813,962
3.450%, 10/01/2021	1,375,000	1,404,268
Comcast Corp. (3 month LIBOR + 0.330%) 2.922%, 10/01/2020 (E)	1,490,000	1,492,843
Comcast Corp. (3 month LIBOR + 0.440%) 3.032%, 10/01/2021 (E)	1,175,000	1,179,598

John Hancock Funds II

Portfolio of Investments — May 31, 2019 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
Level 3 Financing, Inc. 5.375%, 08/15/2022	$1,682,000	$1,688,308
Netflix, Inc.
4.375%, 11/15/2026	6,035,000	5,874,952
4.875%, 04/15/2028	11,905,000	11,758,688
5.375%, 02/01/2021	1,101,000	1,131,156
5.500%, 02/15/2022	835,000	869,444
5.875%, 02/15/2025 to 11/15/2028	14,193,000	14,926,477
6.375%, 05/15/2029 (D)	6,940,000	7,552,108
Sirius XM Radio, Inc.
3.875%, 08/01/2022 (D)	1,331,000	1,321,018
4.625%, 05/15/2023 (D)	1,495,000	1,505,420
6.000%, 07/15/2024 (D)	2,385,000	2,451,065
T-Mobile USA, Inc. 6.000%, 03/01/2023	715,000	730,194
Unitymedia GmbH 6.125%, 01/15/2025 (D)	3,675,000	3,770,734
Verizon Communications, Inc. 3.125%, 03/16/2022	900,000	915,442
Verizon Communications, Inc. (3 month LIBOR + 1.000%) 3.615%, 03/16/2022 (E)	2,350,000	2,390,106
Virgin Media Secured Finance PLC 5.250%, 01/15/2021	400,000	410,880
Zayo Group LLC 5.750%, 01/15/2027 (D)	5,128,000	5,269,020

		99,323,184
Consumer discretionary - 2.4%
Amazon.com, Inc. 2.600%, 12/05/2019	1,568,000	1,569,013
Aptiv PLC 4.350%, 03/15/2029	810,000	836,433
AutoZone, Inc. 2.500%, 04/15/2021	900,000	899,002
Cedar Fair LP 5.375%, 06/01/2024 to 04/15/2027	4,443,000	4,523,987
Dollar Tree, Inc. (3 month LIBOR + 0.700%) 3.288%, 04/17/2020 (E)	610,000	610,062
Hilton Domestic Operating Company, Inc. 4.250%, 09/01/2024	1,280,000	1,263,386
KFC Holding Company/Pizza Hut Holdings LLC/Taco Bell of America LLC
4.750%, 06/01/2027 (D)	6,395,000	6,267,100
5.000%, 06/01/2024 (D)	2,735,000	2,776,025
5.250%, 06/01/2026 (D)	958,000	969,975
Marriott International, Inc. (3 month LIBOR + 0.650%) 3.245%, 03/08/2021 (E)	575,000	576,656
New Red Finance, Inc. 4.625%, 01/15/2022 (D)	1,380,000	1,380,000
Service Corp. International 5.375%, 05/15/2024	1,475,000	1,511,875
Six Flags Entertainment Corp.
4.875%, 07/31/2024 (D)	770,000	760,529
5.500%, 04/15/2027 (D)	277,000	276,194
The Home Depot, Inc. 3.250%, 03/01/2022	875,000	899,738
The Home Depot, Inc. (3 month LIBOR + 0.310%) 2.936%, 03/01/2022 (E)	1,065,000	1,066,737
Yum! Brands, Inc. 3.750%, 11/01/2021	3,995,000	3,975,025

Capital Appreciation Value Fund (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Yum! Brands, Inc. (continued)
3.875%, 11/01/2020 to 11/01/2023	$4,190,000	$4,179,526
5.300%, 09/15/2019	1,040,000	1,041,300
5.350%, 11/01/2043	2,394,000	2,106,720
6.875%, 11/15/2037	925,000	952,750

		38,442,033
Consumer staples - 1.4%
Aramark Services, Inc. 5.000%, 04/01/2025 to 02/01/2028 (D)	2,795,000	2,775,091
B&G Foods, Inc. 4.625%, 06/01/2021	975,000	970,125
Conagra Brands, Inc. 3.800%, 10/22/2021	3,355,000	3,431,025
Conagra Brands, Inc. (3 month LIBOR + 0.750%) 3.342%, 10/22/2020 (E)	745,000	745,235
Nestle Holdings, Inc. 3.100%, 09/24/2021 (D)	4,775,000	4,855,086
Philip Morris International, Inc.
2.000%, 02/21/2020	1,920,000	1,915,385
2.625%, 02/18/2022	905,000	908,172
Philip Morris International, Inc. (3 month LIBOR + 0.420%) 2.942%, 02/21/2020 (E)	1,275,000	1,277,404
Reckitt Benckiser Treasury Services PLC 2.375%, 06/24/2022 (D)	2,925,000	2,896,881
Reckitt Benckiser Treasury Services PLC (3 month LIBOR + 0.560%) 3.162%, 06/24/2022 (D)(E)	2,460,000	2,449,944
Unilever Capital Corp. 3.000%, 03/07/2022	1,035,000	1,051,719

		23,276,067
Energy - 0.4%
Enterprise Products Operating LLC 3.500%, 02/01/2022	1,500,000	1,531,058
EQT Corp. 8.125%, 06/01/2019	941,000	941,000
NuStar Logistics LP 4.800%, 09/01/2020	1,020,000	1,027,650
Shell International Finance BV (3 month LIBOR + 0.450%) 2.985%, 05/11/2020 (E)	3,385,000	3,397,951

		6,897,659
Financials - 1.2%
Marsh & McLennan Companies, Inc.
2.350%, 03/06/2020	810,000	808,686
2.750%, 01/30/2022	865,000	867,414
3.300%, 03/14/2023	315,000	321,128
Moody’s Corp. 4.250%, 02/01/2029	2,160,000	2,315,112
Refinitiv US Holdings, Inc.
6.250%, 05/15/2026 (D)	1,620,000	1,632,830
8.250%, 11/15/2026 (D)	1,935,000	1,925,325
State Street Corp. (5.250% to 9-15-20, then 3 month LIBOR + 3.597%) 09/15/2020 (F)	1,550,000	1,585,185
State Street Corp. (5.625% to 12-15-23, then 3 month LIBOR + 2.539%) 12/15/2023 (F)	2,960,000	2,989,600
The Bank of New York Mellon Corp. (4.625% to 9-20-26, then 3 month LIBOR + 3.131%) 09/20/2026 (F)	1,025,000	1,010,722

John Hancock Funds II

Portfolio of Investments — May 31, 2019 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
The Bank of New York Mellon Corp. (4.950% to 6-20-20, then 3 month LIBOR + 3.420%) 06/20/2020 (F)	$2,450,000	$2,474,500
The PNC Financial Services Group, Inc. (5.000% to 11-1-26, then 3 month LIBOR + 3.300%) 11/01/2026 (F)	2,115,000	2,117,644
U.S. Bancorp (5.300% to 4-15-27, then 3 month LIBOR + 2.914%) 04/15/2027 (F)	1,155,000	1,201,223

		19,249,369
Health care - 3.1%
Avantor, Inc.
6.000%, 10/01/2024 (D)	2,670,000	2,772,795
9.000%, 10/01/2025 (D)	12,026,000	13,243,633
Becton, Dickinson and Company
2.675%, 12/15/2019	1,932,000	1,930,647
2.894%, 06/06/2022	3,385,000	3,399,891
3.363%, 06/06/2024	1,180,000	1,197,768
Becton, Dickinson and Company (3 month LIBOR + 1.030%) 3.638%, 06/06/2022 (E)	1,895,000	1,907,120
Bristol-Myers Squibb Company 2.550%, 05/14/2021 (D)	4,015,000	4,034,935
Bristol-Myers Squibb Company (3 month LIBOR + 0.200%) 2.725%, 11/16/2020 (D)(E)	2,625,000	2,626,239
Centene Corp. 5.625%, 02/15/2021	535,000	541,019
Elanco Animal Health, Inc.
3.912%, 08/27/2021 (D)	1,775,000	1,811,845
4.272%, 08/28/2023 (D)	750,000	787,349
4.900%, 08/28/2028 (D)	1,010,000	1,094,994
Fresenius Medical Care US Finance, Inc. 5.750%, 02/15/2021 (D)	575,000	598,552
HCA Healthcare, Inc. 6.250%, 02/15/2021	750,000	781,875
HCA, Inc.
4.250%, 10/15/2019	1,830,000	1,837,265
6.500%, 02/15/2020	7,645,000	7,825,623
Hologic, Inc. 4.375%, 10/15/2025 (D)	1,020,000	1,008,525
Teleflex, Inc.
4.625%, 11/15/2027	892,000	881,296
4.875%, 06/01/2026	1,311,000	1,330,665

		49,612,036
Industrials - 1.3%
3M Company 3.000%, 09/14/2021	1,085,000	1,103,067
Caterpillar Financial Services Corp. 2.250%, 12/01/2019	810,000	809,436
Continental Airlines 2009-2 Class A Pass Through Trust 7.250%, 05/10/2021	227,106	230,922
Continental Airlines 2012-1 Class A Pass Through Trust 4.150%, 10/11/2025	937,235	968,538
Continental Airlines 2012-1 Class B Pass Through Trust 6.250%, 10/11/2021	170,469	172,890
Fortive Corp. 1.800%, 06/15/2019	24,000	23,989

Capital Appreciation Value Fund (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
General Electric Company (5.000% to 1-21-21, then 3 month LIBOR + 3.330%) 01/21/2021 (F)	$3,570,000	$3,321,885
Lennox International, Inc. 3.000%, 11/15/2023	510,000	509,131
Moog, Inc. 5.250%, 12/01/2022 (D)	70,000	70,700
Northrop Grumman Corp. 2.550%, 10/15/2022	2,140,000	2,132,618
Roper Technologies, Inc.
3.650%, 09/15/2023	1,050,000	1,081,877
4.200%, 09/15/2028	1,025,000	1,080,517
Sensata Technologies BV
4.875%, 10/15/2023 (D)	907,000	922,873
5.000%, 10/01/2025 (D)	1,475,000	1,475,000
5.625%, 11/01/2024 (D)	415,000	437,306
Sensata Technologies UK Financing Company PLC 6.250%, 02/15/2026 (D)	1,525,000	1,586,000
Trinity Acquisition PLC 4.400%, 03/15/2026	1,035,000	1,086,997
US Airways 2010-1 Class A Pass Through Trust 6.250%, 10/22/2024	48,353	51,737
US Airways 2012-2 Class A Pass Through Trust 4.625%, 12/03/2026	189,474	198,474
US Airways 2012-2 Class B Pass Through Trust 6.750%, 12/03/2022	256,491	268,648
US Airways 2013-1 Class A Pass Through Trust 3.950%, 05/15/2027	446,742	456,749
US Airways 2013-1 Class B Pass Through Trust 5.375%, 05/15/2023	339,194	350,659
Waste Connections, Inc. 4.250%, 12/01/2028	710,000	763,034
Welbilt, Inc. 9.500%, 02/15/2024	1,545,000	1,660,875
Xylem, Inc.
3.250%, 11/01/2026	400,000	400,512
4.875%, 10/01/2021	100,000	104,714

		21,269,148
Information technology - 1.3%
Amphenol Corp.
2.200%, 04/01/2020	1,400,000	1,395,714
3.200%, 04/01/2024	700,000	712,861
Apple, Inc. 1.500%, 09/12/2019	3,595,000	3,586,268
Fiserv, Inc.
2.700%, 06/01/2020	1,590,000	1,591,970
3.800%, 10/01/2023	1,080,000	1,122,483
4.200%, 10/01/2028	1,080,000	1,141,425
Solera LLC 10.500%, 03/01/2024 (D)	10,040,000	10,805,048

		20,355,769
Materials - 0.6%
Reynolds Group Issuer, Inc.
5.125%, 07/15/2023 (D)	1,000,000	1,000,200
5.750%, 10/15/2020	5,029,669	5,037,465
6.875%, 02/15/2021	1,405,209	1,408,722

John Hancock Funds II

Portfolio of Investments — May 31, 2019 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Materials (continued)
Reynolds Group Issuer, Inc. (3 month LIBOR + 3.500%) 6.097%, 07/15/2021 (D)(E)	$2,660,000	$2,669,975

		10,116,362
Real estate - 1.1%
American Tower Corp. 3.300%, 02/15/2021	965,000	975,007
Camden Property Trust 4.100%, 10/15/2028	225,000	241,528
Crown Castle International Corp.
4.875%, 04/15/2022	2,950,000	3,120,404
5.250%, 01/15/2023	4,575,000	4,918,042
Equinix, Inc. 5.375%, 01/01/2022 to 04/01/2023	930,000	947,441
SBA Communications Corp.
4.000%, 10/01/2022	2,200,000	2,188,164
4.875%, 07/15/2022 to 09/01/2024	4,635,000	4,644,487

		17,035,073
Utilities - 1.4%
American Electric Power Company, Inc.
3.650%, 12/01/2021	340,000	348,459
4.300%, 12/01/2028	1,225,000	1,326,415
Berkshire Hathaway Energy Company 2.400%, 02/01/2020	980,000	979,523
Dominion Energy, Inc. 2.962%, 07/01/2019	255,000	254,991
DTE Energy Company
3.700%, 08/01/2023	935,000	969,769
3.800%, 03/15/2027	1,900,000	1,960,846
Edison International 2.125%, 04/15/2020	871,000	862,697
Eversource Energy
2.750%, 03/15/2022	1,275,000	1,282,508
2.900%, 10/01/2024	850,000	854,573
3.300%, 01/15/2028	965,000	977,473
3.800%, 12/01/2023	530,000	552,971
4.250%, 04/01/2029	860,000	934,270
NextEra Energy Capital Holdings, Inc. 2.900%, 04/01/2022	960,000	967,695
NiSource, Inc.
3.490%, 05/15/2027	2,205,000	2,231,606
4.375%, 05/15/2047	1,125,000	1,162,316
NiSource, Inc. (5.650% to 6-15-23, then 5 Year CMT + 2.843%) 06/15/2023 (F)	2,650,000	2,639,983
NSTAR Electric Company 3.200%, 05/15/2027	910,000	928,928
Virginia Electric & Power Company
3.150%, 01/15/2026	690,000	701,871
3.500%, 03/15/2027	845,000	879,196
Wisconsin Public Service Corp. 3.350%, 11/21/2021	885,000	904,263
Xcel Energy, Inc. 4.000%, 06/15/2028	1,560,000	1,658,869

		23,379,222

TOTAL CORPORATE BONDS (Cost $324,256,624)		$328,955,922

TERM LOANS (G) – 7.1%
Communication services – 0.3%
Formula One Management, Ltd., 2018
USD Term Loan (1 month LIBOR + 2.500%) 4.939%, 02/01/2024	2,025,000	1,975,387

Capital Appreciation Value Fund (continued)

	Shares or Principal Amount	Value
TERM LOANS (G)(continued)
Communication services (continued)
Zayo Group LLC, 2017 Incremental Term Loan (1 month LIBOR + 2.250%) 4.689%, 01/19/2024	$2,025,000	$2,022,975
Zayo Group LLC, 2017 Term Loan B1 (1 month LIBOR + 2.000%) 4.439%, 01/19/2021	994,924	994,387

		4,992,749
Consumer staples – 0.0%
Prestige Brands, Inc., Term Loan B4 (1 month LIBOR + 2.000%) 4.439%, 01/26/2024	111,290	110,247
Financials – 1.4%
HUB International, Ltd., 2018 Term Loan B (2 and 3 month LIBOR + 2.750%) 5.336%, 04/25/2025	13,131,220	12,777,202
Refinitiv US Holdings, Inc., 2018 USD Term Loan (1 month LIBOR + 3.750%) 6.189%, 10/01/2025	10,909,625	10,628,375

		23,405,577
Health care – 0.3%
Change Healthcare Holdings LLC, 2017 Term Loan B (1 month LIBOR + 2.750%) 5.189%, 03/01/2024	3,269,785	3,216,062
NVA Holdings, Inc., Term Loan B3 (1 month LIBOR + 2.750%) 5.189%, 02/02/2025	1,496,914	1,446,393

		4,662,455
Industrials – 0.4%
Trans Union LLC, 2018 Term Loan B4 (1 month LIBOR + 2.000%) 4.439%, 06/19/2025	2,704,563	2,694,907
Trans Union LLC, Term Loan A2 (1 month LIBOR + 1.750%) 4.189%, 08/09/2022	3,808,095	3,794,995

		6,489,902
Information technology – 4.6%
CCC Information Services, Inc., 2017 1st Lien Term Loan (1 month LIBOR + 2.750%) 5.190%, 04/26/2024	4,740,302	4,710,675
First Data Corp., 2017 USD Term Loan (1 month LIBOR + 2.000%) 4.437%, 07/08/2022	6,513,108	6,501,515
First Data Corp., 2018 Term Loan A (1 month LIBOR + 1.500%) 3.937%, 10/26/2023	15,889,531	15,852,826
First Data Corp., 2024 USD Term Loan (1 month LIBOR + 2.000%) 4.437%, 04/26/2024	28,810,000	28,757,278
Gartner, Inc., 2016 Term Loan A (1 month LIBOR + 1.500%) 3.939%, 03/20/2022	373,852	373,852
Kronos, Inc., 2017 Term Loan B (3 month LIBOR + 3.000%) 5.579%, 11/01/2023	12,505,706	12,464,062
The Ultimate Software Group, Inc., Term Loan B (3 month LIBOR + 3.750%) 6.274%, 05/04/2026	695,000	695,000

John Hancock Funds II

Portfolio of Investments — May 31, 2019 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)

	Shares or Principal Amount	Value
TERM LOANS (G)(continued)
Information technology (continued)
Worldpay LLC, 2018 1st Lien Term Loan B4 (1 week and 1 month LIBOR + 1.750%) 4.175%, 08/09/2024	$2,596,719	$2,594,356
Worldpay LLC, 2018 Term Loan A5 (1 week and 1 month LIBOR + 1.500%) 3.918%, 01/16/2023	1,357,250	1,355,309

		73,304,873
Materials – 0.1%
Berry Global, Inc., 2018 Term Loan S (1 month LIBOR + 1.750%) 4.201%, 02/08/2020	607,143	605,455
HB Fuller Company, 2017 Term Loan B (1 month LIBOR + 2.000%) 4.441%, 10/20/2024	1,061,661	1,042,689

		1,648,144

TOTAL TERM LOANS (Cost $115,413,722)		$114,613,947

PURCHASED OPTIONS – 0.0%
Calls – 0.0%
Over the Counter Option on Conagra Brands, Inc. (Expiration Date: 1-17-20; Strike Price: $25.00; Counterparty: Citigroup Global Markets, Inc.; Notional Amount: 102,500) (B)	1,025	353,340

TOTAL PURCHASED OPTIONS (Cost $143,574)		$353,340

SECURITIES LENDING COLLATERAL – 0.0%
John Hancock Collateral Trust, 2.3405% (H)(I)	32,182	322,041

TOTAL SECURITIES LENDING COLLATERAL (Cost $321,962)		$322,041

SHORT-TERM INVESTMENTS – 3.2%
Money market funds – 3.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.3150% (H)	9,892,274	9,892,274

Capital Appreciation Value Fund (continued)

	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
Money market funds (continued)
T. Rowe Price Government Reserve Investment Fund, 2.4300% (H)	41,292,451	$41,292,451

		51,184,725

TOTAL SHORT-TERM INVESTMENTS (Cost $51,184,725)		$51,184,725

Total Investments (Capital Appreciation Value Fund) (Cost $1,409,235,740) – 101.7%		$1,636,474,994
Other assets and liabilities, net – (1.7%)		(26,978,401)

TOTAL NET ASSETS – 100.0%		$1,609,496,593

Security Abbreviations and Legend

CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
(A)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(B)	Non-income producing security.
(C)	All or a portion of this security is on loan as of 5-31-19. The value of securities on loan amounted to $315,678.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(E)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(F)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(G)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(H)	The rate shown is the annualized seven-day yield as of 5-31-19.
(I)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES

WRITTEN OPTIONS

Options on securities Counterparty (OTC)/ Exchange-traded	Name of issuer	Exercise price		Expiration date	Number of contracts	Notional amount	Premium	Value
Calls
GSI	Alphabet, Inc., Class A	USD	1,270.00	Jan 2020	9	900	$47,132	$(29,347)
GSI	Alphabet, Inc., Class A	USD	1,300.00	Jan 2020	9	900	38,124	(23,202)
GSI	Alphabet, Inc., Class A	USD	1,350.00	Jan 2020	8	800	23,184	(13,607)
CITI	Alphabet, Inc., Class C	USD	1,300.00	Jan 2020	81	8,100	392,006	(199,185)
CITI	Alphabet, Inc., Class C	USD	1,340.00	Jan 2020	21	2,100	166,211	(37,238)
CITI	Alphabet, Inc., Class C	USD	1,350.00	Jan 2020	24	2,400	91,708	(39,136)
CITI	Alphabet, Inc., Class C	USD	1,365.00	Jan 2020	73	7,300	212,886	(104,826)
CSFB	Alphabet, Inc., Class C	USD	1,400.00	Jan 2020	21	2,100	129,491	(22,285)
CITI	Alphabet, Inc., Class C	USD	1,500.00	Jan 2020	21	2,100	85,759	(9,108)
CITI	Amazon.com, Inc.	USD	1,800.00	Jan 2020	15	1,500	281,040	(247,586)
CITI	Amazon.com, Inc.	USD	2,000.00	Jan 2020	5	500	58,040	(42,361)
CITI	Amazon.com, Inc.	USD	2,025.00	Jan 2020	5	500	54,540	(38,653)
CITI	Amazon.com, Inc.	USD	2,100.00	Jan 2020	5	500	44,790	(29,072)
CITI	Amazon.com, Inc.	USD	2,300.00	Jan 2020	26	2,600	277,727	(66,831)
CITI	Amazon.com, Inc.	USD	2,500.00	Jan 2020	10	1,000	123,525	(10,761)

John Hancock Funds II

Portfolio of Investments — May 31, 2019 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)

Options on securities (continued)

Counterparty (OTC)/ Exchange-traded	Name of issuer	Exercise price		Expiration date	Number of contracts	Notional amount	Premium	Value
Calls (continued)
CITI	Amazon.com, Inc.	USD	2,600.00	Jan 2020	11	1,100	$112,904	$(7,546)
MLI	Amazon.com, Inc.	USD	2,700.00	Jan 2020	11	1,100	94,001	(4,770)
CITI	American Electric Power Company, Inc.	USD	82.50	Jan 2020	149	14,900	47,494	(98,385)
CITI	American Electric Power Company, Inc.	USD	85.00	Jan 2020	673	67,300	95,234	(338,295)
CSFB	American Tower Corp.	USD	170.00	Jan 2020	119	11,900	127,352	(496,576)
CITI	American Tower Corp.	USD	175.00	Jan 2020	83	8,300	59,066	(310,031)
CSFB	American Tower Corp.	USD	175.00	Jan 2020	252	25,200	196,444	(941,300)
CITI	Anthem, Inc.	USD	300.00	Jan 2020	60	6,000	109,020	(93,787)
CITI	Anthem, Inc.	USD	310.00	Jan 2020	60	6,000	85,020	(73,565)
CITI	Anthem, Inc.	USD	330.00	Jan 2020	113	11,300	186,347	(81,879)
CITI	Danaher Corp.	USD	150.00	Jan 2020	78	7,800	20,470	(24,094)
JPM	Facebook, Inc., Class A	USD	200.00	Jan 2020	230	23,000	225,418	(208,465)
JPM	Facebook, Inc., Class A	USD	220.00	Jan 2020	395	39,500	167,024	(170,310)
CSFB	Fiserv, Inc.	USD	95.00	Dec 2019	191	19,100	46,967	(61,999)
CITI	Hilton Worldwide Holdings, Inc.	USD	95.00	Jan 2020	187	18,700	82,022	(87,466)
CITI	Hilton Worldwide Holdings, Inc.	USD	97.50	Jan 2020	188	18,800	65,401	(70,283)
CITI	McDonald’s Corp.	USD	195.00	Jan 2020	108	10,800	108,513	(145,540)
CSFB	McDonald’s Corp.	USD	195.00	Jan 2020	47	4,700	35,593	(63,337)
CITI	McDonald’s Corp.	USD	200.00	Jan 2020	108	10,800	89,572	(115,715)
CSFB	McDonald’s Corp.	USD	200.00	Jan 2020	47	4,700	28,933	(50,357)
CITI	Microsoft Corp.	USD	120.00	Jan 2020	218	21,800	135,241	(260,064)
CITI	Microsoft Corp.	USD	125.00	Jan 2020	398	39,800	229,101	(364,434)
CSFB	Microsoft Corp.	USD	125.00	Jan 2020	474	47,400	219,016	(434,024)
CITI	Microsoft Corp.	USD	130.00	Jan 2020	399	39,900	174,428	(272,205)
CSFB	Microsoft Corp.	USD	130.00	Jan 2020	109	10,900	36,057	(74,362)
RBC	Microsoft Corp.	USD	130.00	Jan 2020	371	37,100	106,088	(253,103)
GSI	Microsoft Corp.	USD	135.00	Jan 2020	404	40,400	235,595	(199,241)
CITI	Microsoft Corp.	USD	140.00	Jan 2020	544	54,400	253,526	(188,175)
CSFB	NextEra Energy, Inc.	USD	195.00	Jan 2020	75	7,500	26,175	(91,888)
CSFB	NextEra Energy, Inc.	USD	200.00	Jan 2020	509	50,900	220,151	(479,594)
CITI	S&P Global, Inc.	USD	220.00	Jan 2020	161	16,100	155,420	(200,086)
CITI	S&P Global, Inc.	USD	230.00	Jan 2020	161	16,100	92,797	(129,105)
JPM	Texas Instruments, Inc.	USD	120.00	Jan 2020	166	16,600	42,446	(53,424)
RBC	Texas Instruments, Inc.	USD	125.00	Jan 2020	763	76,300	251,383	(164,625)
GSI	Texas Instruments, Inc.	USD	130.00	Jan 2020	37	3,700	26,851	(5,187)
JPM	Texas Instruments, Inc.	USD	130.00	Jan 2020	354	35,400	136,772	(49,625)
CITI	UnitedHealth Group, Inc.	USD	270.00	Jan 2020	65	6,500	95,911	(52,381)
GSI	UnitedHealth Group, Inc.	USD	270.00	Jan 2020	101	10,100	111,966	(81,393)
CITI	UnitedHealth Group, Inc.	USD	280.00	Jan 2020	66	6,600	72,264	(36,812)
CITI	UnitedHealth Group, Inc.	USD	290.00	Jan 2020	92	9,200	167,124	(34,581)
GSI	UnitedHealth Group, Inc.	USD	290.00	Jan 2020	40	4,000	73,203	(15,035)
CITI	UnitedHealth Group, Inc.	USD	300.00	Jan 2020	127	12,700	186,659	(31,424)
GSI	UnitedHealth Group, Inc.	USD	310.00	Jan 2020	8	800	6,916	(1,277)
JPM	UnitedHealth Group, Inc.	USD	310.00	Jan 2020	293	29,300	246,367	(46,776)
CSFB	Visa, Inc., Class A	USD	150.00	Jan 2020	157	15,700	145,445	(299,872)
CSFB	Visa, Inc., Class A	USD	155.00	Jan 2020	157	15,700	118,158	(244,920)
CSFB	Visa, Inc., Class A	USD	160.00	Jan 2020	248	24,800	170,966	(309,380)
JPM	Visa, Inc., Class A	USD	165.00	Jan 2020	197	19,700	99,464	(192,567)
CSFB	Visa, Inc., Class A	USD	170.00	Jan 2020	185	18,500	96,959	(138,300)
GSI	Visa, Inc., Class A	USD	170.00	Jan 2020	187	18,700	108,849	(139,796)
CSFB	Visa, Inc., Class A	USD	175.00	Jan 2020	185	18,500	66,544	(101,576)
GSI	Visa, Inc., Class A	USD	175.00	Jan 2020	445	44,500	211,563	(244,331)
CITI	Yum! Brands, Inc.	USD	100.00	Jan 2020	215	21,500	78,062	(160,677)
CITI	Yum! Brands, Inc.	USD	105.00	Jan 2020	609	60,900	139,087	(285,100)
MLI	Yum! Brands, Inc.	USD	105.00	Jan 2020	191	19,100	46,024	(89,415)

							$8,591,536	$(10,081,653)

Derivatives Currency Abbreviations

USD	U.S. Dollar

Derivatives Abbreviations

CITI	Citibank, N.A.
CSFB	Credit Suisse First Boston International
GSI	Goldman Sachs International
JPM	JPMorgan Chase Bank, N.A.

John Hancock Funds II

Portfolio of Investments — May 31, 2019 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)

MLI	Merrill Lynch International
OTC	Over-the-counter
RBC	Royal Bank of Canada

See Notes to Portfolio of Investments regarding investment transactions and other derivatives information.

Core Bond Fund

	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 59.4%
U.S. Government – 29.8%
U.S. Treasury Bonds
2.750%, 11/15/2042 to 11/15/2047	$99,590,000	$103,163,060
2.875%, 05/15/2049	5,860,000	6,228,997
3.000%, 02/15/2048 to 02/15/2049	59,140,000	64,227,851
6.000%, 02/15/2026	63,216,000	78,886,653
U.S. Treasury Notes
1.125%, 02/28/2021	80,264,000	79,072,581
1.375%, 08/31/2020 to 09/30/2020	25,970,000	25,727,461
1.500%, 07/15/2020	4,674,000	4,638,580
1.625%, 04/30/2023	1,562,000	1,544,794
2.000%, 08/31/2021 to 08/15/2025	87,466,000	87,628,907
2.125%, 01/31/2021 to 05/31/2026	58,219,000	58,439,174
2.250%, 03/31/2021 to 11/15/2027	58,501,000	59,199,128
2.375%, 04/15/2021 to 08/15/2024	9,981,000	10,110,772
2.500%, 06/30/2020 to 05/15/2029	90,916,000	92,044,145
2.625%, 07/31/2020 to 11/15/2020	71,860,000	72,394,092
2.750%, 09/30/2020 to 08/31/2025	71,374,000	72,837,345
2.875%, 05/31/2025 to 08/15/2028	45,059,000	47,761,690

		863,905,230
U.S. Government Agency – 29.6%
Federal Home Loan Mortgage Corp.
3.000%, 05/01/2047	1,298,000	1,311,314
3.500%, 05/01/2046 to 11/01/2048	13,189,211	13,590,533
3.859%, (12 month LIBOR + 1.640%), 07/01/2048 (A)	908,772	943,391
4.000%, 01/01/2035 to 05/01/2049	5,625,935	5,895,616
4.500%, 06/01/2039 to 07/01/2039	129,720	137,400
5.000%, 06/01/2044 to 05/01/2048	4,534,029	4,938,328
Federal National Mortgage Association 2.953%, (12 month LIBOR + 1.599%), 08/01/2047 (A)	1,219,766	1,239,470
3.132%, (12 month LIBOR + 1.620%), 03/01/2047 (A)	1,504,807	1,539,391
3.500%, TBA (B)	183,700,000	187,339,459
3.500%, 09/01/2033 to 09/01/2052	96,199,549	98,601,536
3.672%, (12 month LIBOR + 1.611%), 12/01/2048 (A)	2,017,207	2,080,364
3.752%, (12 month LIBOR + 1.620%), 08/01/2048 (A)	823,855	851,982
4.000%, TBA (B)	47,600,000	49,127,399
4.000%, 07/01/2033 to 05/01/2049	112,742,770	117,827,681
4.500%, TBA (B)	2,700,000	2,820,780
4.500%, 05/01/2034 to 05/01/2049	59,115,416	62,871,620
5.000%, TBA (B)	15,000,000	15,834,375
5.000%, 07/01/2044 to 03/01/2049	56,091,633	61,231,919
Government National Mortgage Association
3.500%, TBA (B)	9,100,000	9,353,934
3.500%, 05/20/2046 to 01/20/2048	15,064,126	15,533,015
4.000%, 12/20/2047 to 06/20/2049	82,735,963	85,868,584
4.500%, TBA (B)	1,400,000	1,456,019
4.500%, 08/15/2047 to 05/20/2049	28,569,735	30,042,047
5.000%, 12/20/2039 to 06/20/2049	81,185,973	85,228,453

		855,664,610

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $1,695,297,307)		$1,719,569,840

Core Bond Fund (continued)

	Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS – 0.6%
Colombia – 0.1%
Republic of Colombia 5.200%, 05/15/2049	$1,663,000	$1,775,269
Mexico – 0.3%
Government of Mexico
4.500%, 04/22/2029	7,556,000	7,846,982
4.600%, 02/10/2048	1,760,000	1,722,600

		9,569,582
Paraguay – 0.1%
Republic of Paraguay 5.400%, 03/30/2050 (C)	1,478,000	1,546,358
Qatar – 0.1%
State of Qatar 3.375%, 03/14/2024 (C)	1,975,000	2,019,438
Saudi Arabia – 0.0%
Kingdom of Saudi Arabia 5.250%, 01/16/2050 (C)	942,000	1,036,982

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $15,325,307)		$15,947,629

CORPORATE BONDS – 24.3%
Communication services – 2.4%
America Movil SAB de CV
3.625%, 04/22/2029	1,319,000	1,337,901
4.375%, 04/22/2049	1,079,000	1,109,201
AT&T, Inc.
3.400%, 05/15/2025	2,092,000	2,113,906
4.300%, 02/15/2030	711,000	735,498
4.350%, 03/01/2029	1,601,000	1,671,132
4.850%, 03/01/2039	1,002,000	1,028,330
5.150%, 02/15/2050	2,723,000	2,851,457
5.250%, 03/01/2037	612,000	657,070
5.450%, 03/01/2047	740,000	813,975
5.700%, 03/01/2057	612,000	687,303
Charter Communications Operating LLC 4.464%, 07/23/2022	1,005,000	1,041,860
Comcast Corp.
3.300%, 10/01/2020	5,834,000	5,895,630
3.450%, 10/01/2021	2,583,000	2,637,982
3.700%, 04/15/2024	3,587,000	3,744,449
3.950%, 10/15/2025	1,861,000	1,970,920
4.000%, 03/01/2048	1,561,000	1,563,096
4.150%, 10/15/2028	2,344,000	2,514,635
4.600%, 10/15/2038	3,182,000	3,477,088
4.700%, 10/15/2048	510,000	567,623
4.950%, 10/15/2058	778,000	891,961
Discovery Communications LLC
4.125%, 05/15/2029	2,479,000	2,496,713
5.200%, 09/20/2047	1,518,000	1,518,731
5.300%, 05/15/2049	1,547,000	1,543,874
Fox Corp.
4.030%, 01/25/2024 (C)	1,095,000	1,147,092
4.709%, 01/25/2029 (C)	731,000	799,437
5.576%, 01/25/2049 (C)	1,172,000	1,367,927
The Walt Disney Company 4.950%, 10/15/2045 (C)	992,000	1,211,062
Time Warner Cable LLC 6.550%, 05/01/2037	727,000	804,733

John Hancock Funds II

Portfolio of Investments — May 31, 2019 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
TWDC Enterprises 18 Corp. 4.125%, 06/01/2044 (D)	$522,000	$569,022
Verizon Communications, Inc.
4.016%, 12/03/2029 (C)	1,078,000	1,139,032
4.125%, 08/15/2046	3,028,000	3,032,815
4.272%, 01/15/2036	984,000	1,017,532
4.329%, 09/21/2028	2,810,000	3,040,552
4.400%, 11/01/2034	2,228,000	2,369,683
4.522%, 09/15/2048	502,000	528,992
4.672%, 03/15/2055	272,000	291,355
5.012%, 04/15/2049	502,000	567,425
5.500%, 03/16/2047	1,518,000	1,833,881
Viacom, Inc. 5.850%, 09/01/2043	868,000	968,645
Vodafone Group PLC 3.750%, 01/16/2024	1,985,000	2,036,164
Warner Media LLC
3.800%, 02/15/2027	834,000	850,944
5.350%, 12/15/2043	513,000	553,348
5.375%, 10/15/2041	821,000	887,516

		67,887,492
Consumer discretionary – 0.7%
Ford Motor Company
4.750%, 01/15/2043	4,535,000	3,743,548
5.291%, 12/08/2046	468,000	411,025
Ford Motor Credit Company LLC
3.815%, 11/02/2027	978,000	898,660
5.113%, 05/03/2029	1,064,000	1,044,765
General Motors Company 5.950%, 04/01/2049	2,626,000	2,571,650
GLP Capital LP 5.300%, 01/15/2029	1,082,000	1,151,302
Lowe’s Companies, Inc. 3.650%, 04/05/2029	4,897,000	4,955,787
McDonald’s Corp. 4.450%, 09/01/2048	619,000	650,094
Starbucks Corp.
3.750%, 12/01/2047	360,000	335,747
3.800%, 08/15/2025	108,000	112,923
4.450%, 08/15/2049	515,000	531,081
4.500%, 11/15/2048	1,132,000	1,176,698
The Home Depot, Inc. 4.500%, 12/06/2048	1,540,000	1,730,278

		19,313,558
Consumer staples – 2.3%
Altria Group, Inc.
4.400%, 02/14/2026	1,108,000	1,153,529
4.800%, 02/14/2029	1,095,000	1,143,632
5.950%, 02/14/2049	531,000	581,830
Anheuser-Busch Companies LLC
3.650%, 02/01/2026	2,143,000	2,182,097
4.900%, 02/01/2046	3,392,000	3,496,980
Anheuser-Busch InBev Worldwide, Inc.
4.150%, 01/23/2025	3,234,000	3,416,424
4.900%, 01/23/2031	1,831,000	2,028,978
5.550%, 01/23/2049	1,228,000	1,393,730
BAT Capital Corp.
2.297%, 08/14/2020	1,578,000	1,570,421
3.222%, 08/15/2024	1,625,000	1,608,630
4.540%, 08/15/2047	325,000	292,400
Constellation Brands, Inc.
3.200%, 02/15/2023	518,000	523,795
3.500%, 05/09/2027	740,000	742,693
3.600%, 02/15/2028	1,634,000	1,645,226
3.700%, 12/06/2026	873,000	890,987

Core Bond Fund (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer staples (continued)
Constellation Brands, Inc. (continued)
4.400%, 11/15/2025	$158,000	$168,862
4.500%, 05/09/2047	308,000	310,632
Costco Wholesale Corp.
2.750%, 05/18/2024	2,665,000	2,699,327
3.000%, 05/18/2027	3,520,000	3,590,987
Danone SA
2.589%, 11/02/2023 (C)	1,005,000	995,918
2.947%, 11/02/2026 (C)	7,222,000	7,122,796
Kraft Heinz Foods Company
2.800%, 07/02/2020	3,114,000	3,114,823
3.000%, 06/01/2026	855,000	806,780
4.375%, 06/01/2046	1,501,000	1,322,355
5.200%, 07/15/2045	364,000	357,979
Mars, Inc. 4.125%, 04/01/2054 (C)	1,317,000	1,355,719
Nestle Holdings, Inc.
3.100%, 09/24/2021 (C)	1,180,000	1,199,791
3.350%, 09/24/2023 (C)	1,541,000	1,590,627
3.500%, 09/24/2025 (C)	2,438,000	2,548,249
3.625%, 09/24/2028 (C)	1,198,000	1,270,334
3.900%, 09/24/2038 (C)	1,185,000	1,254,790
4.000%, 09/24/2048 (C)	932,000	989,172
Reynolds American, Inc. 5.850%, 08/15/2045	1,571,000	1,629,815
Walmart, Inc.
3.250%, 07/08/2029	2,782,000	2,864,670
3.550%, 06/26/2025	2,699,000	2,837,079
3.700%, 06/26/2028	5,364,000	5,710,817
4.050%, 06/29/2048	526,000	573,295

		66,986,169
Energy – 2.4%
Anadarko Finance Company 7.500%, 05/01/2031	543,000	709,784
Anadarko Petroleum Corp.
4.850%, 03/15/2021	932,000	962,699
6.600%, 03/15/2046	547,000	702,286
Andeavor Logistics LP
3.500%, 12/01/2022	1,189,000	1,210,587
5.200%, 12/01/2047	1,476,000	1,504,654
BP Capital Markets America, Inc.
3.410%, 02/11/2026	2,836,000	2,910,328
3.796%, 09/21/2025	3,122,000	3,276,753
3.937%, 09/21/2028	6,411,000	6,788,018
Cimarex Energy Company 4.375%, 03/15/2029	3,045,000	3,177,430
Devon Energy Corp. 5.600%, 07/15/2041	1,698,000	1,960,737
Ecopetrol SA 5.875%, 05/28/2045	1,005,000	1,032,537
Enbridge, Inc. 2.900%, 07/15/2022	2,207,000	2,209,675
Encana Corp.
6.500%, 02/01/2038	1,066,000	1,269,898
6.625%, 08/15/2037	962,000	1,151,306
Energy Transfer Operating LP
5.250%, 04/15/2029	915,000	987,429
5.500%, 06/01/2027	1,777,000	1,923,044
5.875%, 01/15/2024	3,062,000	3,345,195
6.125%, 12/15/2045	518,000	562,522
6.250%, 04/15/2049	1,579,000	1,763,787
Enterprise Products Operating LLC 3.750%, 02/15/2025	1,035,000	1,072,666
Kinder Morgan Energy Partners LP 5.500%, 03/01/2044	753,000	801,113

John Hancock Funds II

Portfolio of Investments — May 31, 2019 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Kinder Morgan Energy Partners LP (continued)
6.950%, 01/15/2038	$518,000	$638,643
7.300%, 08/15/2033	162,000	205,947
Kinder Morgan, Inc.
5.000%, 02/15/2021 (C)	3,174,000	3,284,433
5.550%, 06/01/2045	1,416,000	1,535,945
Marathon Oil Corp.
4.400%, 07/15/2027	1,071,000	1,111,481
5.200%, 06/01/2045	1,071,000	1,142,217
6.600%, 10/01/2037	268,000	321,437
Marathon Petroleum Corp. 4.750%, 09/15/2044	1,125,000	1,131,387
MPLX LP
4.125%, 03/01/2027	1,249,000	1,265,684
4.700%, 04/15/2048	479,000	453,935
5.500%, 02/15/2049	1,386,000	1,465,178
Murphy Oil Corp. 5.625%, 12/01/2042	110,000	97,011
Petroleos Mexicanos
2.378%, 04/15/2025	525,000	527,116
2.460%, 12/15/2025	2,380,700	2,393,991
6.350%, 02/12/2048	4,557,000	3,977,805
6.750%, 09/21/2047	1,972,000	1,782,491
Schlumberger Finance Canada, Ltd. 2.650%, 11/20/2022 (C)	2,083,000	2,085,905
Shell International Finance BV 3.250%, 05/11/2025	2,207,000	2,270,699
Sunoco Logistics Partners Operations LP
5.300%, 04/01/2044	1,330,000	1,311,454
5.400%, 10/01/2047	510,000	515,026
The Williams Companies, Inc.
3.900%, 01/15/2025	748,000	769,995
4.550%, 06/24/2024	1,275,000	1,352,807
5.750%, 06/24/2044	624,000	681,265
Western Midstream Operating LP 5.500%, 08/15/2048	1,077,000	1,034,493

		70,678,793
Financials – 6.8%
Ally Financial, Inc. 3.875%, 05/21/2024	2,386,000	2,374,070
American Express Company
2.750%, 05/20/2022	3,385,000	3,398,080
3.125%, 05/20/2026	3,385,000	3,397,843
American International Group, Inc.
4.200%, 04/01/2028	1,595,000	1,654,512
4.250%, 03/15/2029	1,012,000	1,052,762
4.375%, 01/15/2055	800,000	757,130
4.500%, 07/16/2044	877,000	884,575
6.250%, 05/01/2036	911,000	1,085,785
Aon Corp. 3.750%, 05/02/2029	2,992,000	3,036,132
Banco Santander SA 3.800%, 02/23/2028	1,600,000	1,573,195
Bank of America Corp. 3.248%, 10/21/2027	75,000	74,479
Bank of America Corp. (3.419% to 12-20-27, then 3 month LIBOR + 1.040%) 12/20/2028	10,301,000	10,285,974
Bank of America Corp. (3.458% to 3-15-24, then 3 month LIBOR + 0.970%) 03/15/2025	5,607,000	5,705,920
Bank of America Corp. (3.559% to 4-23-26, then 3 month LIBOR + 1.060%) 04/23/2027	3,267,000	3,327,982

Core Bond Fund (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Bank of America Corp. (3.974% to 2-7-29, then 3 month LIBOR + 1.210%) 02/07/2030	$984,000	$1,020,221
Bank of America Corp. (4.244% to 4-24-37, then 3 month LIBOR + 1.814%) 04/24/2038	1,146,000	1,198,701
Bank of America Corp. (4.271% to 7-23-28, then 3 month LIBOR + 1.310%) 07/23/2029	1,305,000	1,379,300
Barclays PLC (3.932% to 5-7-24, then 3 month LIBOR + 1.610%) 05/07/2025	3,656,000	3,634,843
Barclays PLC (4.338% to 5-16-23, then 3 month LIBOR + 1.356%) 05/16/2024	826,000	840,354
Barclays PLC (4.610% to 2-15-22, then 3 month LIBOR + 1.400%) 02/15/2023	3,347,000	3,425,760
Barclays PLC (4.972% to 5-16-28, then 3 month LIBOR + 1.902%) 05/16/2029	1,908,000	1,977,954
BB&T Corp. 3.050%, 06/20/2022	3,610,000	3,660,737
3.875%, 03/19/2029	4,025,000	4,197,164
Berkshire Hathaway Finance Corp. 4.250%, 01/15/2049	3,293,000	3,545,912
BlackRock, Inc. 3.250%, 04/30/2029	1,027,000	1,051,283
Burlington Northern Santa Fe LLC 4.900%, 04/01/2044	586,000	681,175
Canadian Imperial Bank of Commerce 3.100%, 04/02/2024	5,770,000	5,832,760
Citibank NA (2.844% to 5-20-21, then 3 month LIBOR + 0.596%) 05/20/2022	6,177,000	6,193,378
Citigroup, Inc. 3.200%, 10/21/2026	1,915,000	1,908,187
Citigroup, Inc. (3.352% to 4-24-24, then 3 month LIBOR + 0.897%) 04/24/2025	7,648,000	7,741,810
Citigroup, Inc. (3.668% to 7-24-27, then 3 month LIBOR + 1.390%) 07/24/2028	547,000	554,651
Citigroup, Inc. (3.980% to 3-20-29, then 3 month LIBOR + 1.338%) 03/20/2030	3,071,000	3,177,568
Credit Suisse Group AG 4.282%, 01/09/2028 (C)	4,659,000	4,783,949
Danske Bank A/S
3.875%, 09/12/2023 (C)	3,086,000	3,097,286
5.375%, 01/12/2024 (C)	1,730,000	1,828,061
Enstar Group, Ltd. 4.950%, 06/01/2029	1,331,000	1,327,365
GE Capital International Funding Company Unlimited Company 4.418%, 11/15/2035	982,000	933,569
HSBC Holdings PLC (3.803% to 3-11-24, then 3 month LIBOR + 1.211%) 03/11/2025	5,388,000	5,498,438
HSBC Holdings PLC (3.973% to 5-22-29, then 3 month LIBOR + 1.610%) 05/22/2030	4,429,000	4,473,174
ING Groep NV
3.550%, 04/09/2024	3,056,000	3,099,089
4.050%, 04/09/2029	703,000	718,910

John Hancock Funds II

Portfolio of Investments — May 31, 2019 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
JPMorgan Chase & Co. (3.207% to 4-1-22, then 3 month LIBOR + 0.695%) 04/01/2023	$6,689,000	$6,765,961
JPMorgan Chase & Co. (3.702% to 5-6-29, then 3 month LIBOR + 1.160%) 05/06/2030	2,761,000	2,814,769
JPMorgan Chase & Co. (3.882% to 7-24-37, then 3 month LIBOR + 1.360%) 07/24/2038	3,764,000	3,792,119
JPMorgan Chase & Co. (4.005% to 4-23-28, then 3 month LIBOR + 1.120%) 04/23/2029	2,062,000	2,154,375
Lazard Group LLC
4.375%, 03/11/2029	321,000	332,909
4.500%, 09/19/2028	2,130,000	2,235,576
Liberty Mutual Group, Inc.
4.250%, 06/15/2023 (C)	231,000	242,706
4.569%, 02/01/2029 (C)	2,900,000	3,090,173
Lloyds Banking Group PLC 3.900%, 03/12/2024	2,402,000	2,446,248
Markel Corp. 5.000%, 05/20/2049	1,547,000	1,591,265
MidAmerican Energy Company 4.250%, 07/15/2049	453,000	496,561
Mitsubishi UFJ Financial Group, Inc.
3.218%, 03/07/2022	3,565,000	3,625,206
3.407%, 03/07/2024	4,701,000	4,815,909
Morgan Stanley
2.750%, 05/19/2022	8,000	8,001
3.700%, 10/23/2024	4,281,000	4,428,653
Morgan Stanley (4.457% to 4-22-38, then 3 month LIBOR + 1.431%) 04/22/2039	979,000	1,046,466
Prudential Financial, Inc.
4.350%, 02/25/2050	2,977,000	3,179,456
4.600%, 05/15/2044	513,000	565,256
Reinsurance Group of America, Inc. 3.900%, 05/15/2029	2,051,000	2,080,738
Standard Chartered PLC (3.785% to 5-21-24, then 3 month LIBOR + 1.560%) 05/21/2025 (C)	2,623,000	2,619,894
Standard Chartered PLC (4.305% to 5-21-29, then 3 month LIBOR + 1.900%) 05/21/2030 (C)	1,825,000	1,814,913
Synchrony Financial
4.375%, 03/19/2024	504,000	518,132
4.500%, 07/23/2025	1,008,000	1,031,562
5.150%, 03/19/2029	2,164,000	2,245,618
The Charles Schwab Corp. 3.250%, 05/22/2029	4,881,000	4,948,102
The Goldman Sachs Group, Inc. 3.500%, 11/16/2026	3,610,000	3,621,875
The Goldman Sachs Group, Inc. (2.876% to 10-31-21, then 3 month LIBOR + 0.821%) 10/31/2022	1,138,000	1,136,773
The Goldman Sachs Group, Inc. (4.411% to 4-23-38, then 3 month LIBOR + 1.430%) 04/23/2039	1,481,000	1,528,921
The PNC Financial Services Group, Inc. 3.450%, 04/23/2029	4,383,000	4,476,036
Torchmark Corp. 4.550%, 09/15/2028	3,122,000	3,382,275
UBS Group Funding Switzerland AG 4.253%, 03/23/2028 (C)	671,000	702,551

Core Bond Fund (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Westpac Banking Corp. 3.300%, 02/26/2024	$2,592,000	$2,659,188
Willis North America, Inc. 4.500%, 09/15/2028	2,381,000	2,514,418

		195,302,643
Health care – 2.9%
Abbott Laboratories
3.400%, 11/30/2023	577,000	595,268
3.750%, 11/30/2026	1,886,000	1,991,644
3.875%, 09/15/2025	428,000	452,481
4.900%, 11/30/2046	3,052,000	3,602,758
AbbVie, Inc.
2.500%, 05/14/2020	3,956,000	3,949,974
4.250%, 11/14/2028	1,826,000	1,892,763
4.875%, 11/14/2048	594,000	597,448
Becton, Dickinson and Company
2.404%, 06/05/2020	3,464,000	3,451,318
3.363%, 06/06/2024	1,166,000	1,183,557
3.700%, 06/06/2027	1,741,000	1,784,537
3.734%, 12/15/2024	2,759,000	2,845,744
4.685%, 12/15/2044	1,642,000	1,767,042
Boston Scientific Corp.
3.750%, 03/01/2026	1,702,000	1,765,387
4.000%, 03/01/2028 to 03/01/2029	2,254,000	2,366,618
4.700%, 03/01/2049	1,133,000	1,239,054
Bristol-Myers Squibb Company
2.600%, 05/16/2022 (C)	4,509,000	4,540,897
2.900%, 07/26/2024 (C)	2,392,000	2,423,300
3.200%, 06/15/2026 (C)	557,000	571,124
3.400%, 07/26/2029 (C)	2,626,000	2,698,832
4.125%, 06/15/2039 (C)	254,000	264,541
4.250%, 10/26/2049 (C)	206,000	217,806
Celgene Corp.
2.750%, 02/15/2023	3,704,000	3,714,064
2.875%, 02/19/2021	1,027,000	1,033,940
3.900%, 02/20/2028	550,000	577,261
4.350%, 11/15/2047	511,000	539,135
Cigna Corp.
3.400%, 09/17/2021 (C)	2,340,000	2,372,865
3.750%, 07/15/2023 (C)	2,887,000	2,962,502
4.375%, 10/15/2028 (C)	1,196,000	1,255,426
4.800%, 08/15/2038 (C)	227,000	232,244
4.900%, 12/15/2048 (C)	1,327,000	1,357,925
CVS Health Corp.
3.700%, 03/09/2023	1,056,000	1,079,355
4.000%, 12/05/2023	1,548,000	1,600,922
4.100%, 03/25/2025	1,014,000	1,049,683
4.300%, 03/25/2028	3,422,000	3,526,353
4.780%, 03/25/2038	1,931,000	1,924,280
5.050%, 03/25/2048	1,728,000	1,756,460
Edwards Lifesciences Corp. 4.300%, 06/15/2028	1,493,000	1,586,599
Gilead Sciences, Inc. 4.150%, 03/01/2047	301,000	298,852
Merck & Company, Inc. 3.400%, 03/07/2029	1,852,000	1,919,836
4.000%, 03/07/2049	1,745,000	1,857,548
Pfizer, Inc.
2.800%, 03/11/2022	1,008,000	1,022,893
3.450%, 03/15/2029	2,275,000	2,369,684
4.100%, 09/15/2038	586,000	630,648
4.200%, 09/15/2048	2,519,000	2,743,363
Sanofi 3.375%, 06/19/2023	2,861,000	2,954,984

John Hancock Funds II

Portfolio of Investments — May 31, 2019 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
UnitedHealth Group, Inc.
3.500%, 02/15/2024	$1,728,000	$1,794,896
3.700%, 12/15/2025	1,151,000	1,206,992
4.450%, 12/15/2048	860,000	949,320

		84,520,123
Industrials – 1.9%
Crowley Conro LLC 4.181%, 08/15/2043	916,300	1,000,318
CSX Corp.
4.250%, 03/15/2029	1,052,000	1,137,019
4.750%, 11/15/2048	740,000	822,636
Delta Air Lines, Inc. 4.375%, 04/19/2028	714,000	717,147
FedEx Corp.
4.550%, 04/01/2046	1,146,000	1,134,939
4.950%, 10/17/2048	1,946,000	2,026,338
General Electric Company
4.500%, 03/11/2044	2,836,000	2,670,693
5.875%, 01/14/2038	1,287,000	1,418,511
IHS Markit, Ltd.
3.625%, 05/01/2024	1,784,000	1,797,023
4.250%, 05/01/2029	1,784,000	1,821,089
Lockheed Martin Corp.
4.070%, 12/15/2042	1,826,000	1,912,777
4.090%, 09/15/2052	864,000	905,651
Northrop Grumman Corp.
2.550%, 10/15/2022	3,362,000	3,350,403
2.930%, 01/15/2025	150,000	150,264
3.250%, 08/01/2023 to 01/15/2028	4,525,000	4,599,474
The Boeing Company
2.700%, 05/01/2022	2,263,000	2,279,947
3.100%, 05/01/2026	2,894,000	2,937,005
3.200%, 03/01/2029	2,382,000	2,402,230
3.500%, 03/01/2039	1,108,000	1,080,006
3.550%, 03/01/2038	441,000	433,222
3.850%, 11/01/2048	205,000	204,966
3.900%, 05/01/2049	1,924,000	1,937,802
Union Pacific Corp.
2.950%, 03/01/2022	1,882,000	1,905,283
3.150%, 03/01/2024	1,202,000	1,224,898
3.700%, 03/01/2029	2,140,000	2,236,858
4.300%, 03/01/2049	2,314,000	2,447,076
United Technologies Corp.
3.650%, 08/16/2023	3,982,000	4,131,156
3.950%, 08/16/2025	1,497,000	1,580,417
4.125%, 11/16/2028	1,972,000	2,091,741
4.450%, 11/16/2038	1,390,000	1,497,171
4.625%, 11/16/2048	363,000	394,883

		54,248,943
Information technology – 1.6%
Apple, Inc.
3.200%, 05/13/2025 to 05/11/2027	4,525,000	4,613,761
4.250%, 02/09/2047	1,437,000	1,535,212
4.375%, 05/13/2045	962,000	1,048,071
4.650%, 02/23/2046	1,019,000	1,155,687
Broadcom, Inc.
4.250%, 04/15/2026 (C)	6,583,000	6,516,155
4.750%, 04/15/2029 (C)	934,000	920,684
Fidelity National Information Services, Inc. 3.750%, 05/21/2029	1,862,000	1,901,999
Fiserv, Inc. 4.200%, 10/01/2028	180,000	190,237
Hewlett Packard Enterprise Company 6.350%, 10/15/2045	1,540,000	1,641,112

Core Bond Fund (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
IBM Corp.
3.300%, 05/15/2026	$1,701,000	$1,720,042
4.150%, 05/15/2039	755,000	773,222
4.250%, 05/15/2049	1,314,000	1,347,730
KLA-Tencor Corp. 4.100%, 03/15/2029	1,241,000	1,274,374
Lam Research Corp.
3.750%, 03/15/2026	1,689,000	1,735,584
4.875%, 03/15/2049	449,000	486,154
Mastercard, Inc.
2.950%, 06/01/2029	2,530,000	2,554,577
3.650%, 06/01/2049	1,316,000	1,336,553
Microsoft Corp.
3.300%, 02/06/2027	2,092,000	2,178,528
3.700%, 08/08/2046	508,000	528,295
4.000%, 02/12/2055	1,369,000	1,475,000
4.100%, 02/06/2037	1,707,000	1,888,149
4.250%, 02/06/2047	3,551,000	4,024,231
4.500%, 02/06/2057	1,257,000	1,477,362
Oracle Corp.
2.625%, 02/15/2023	1,407,000	1,404,254
2.950%, 11/15/2024	753,000	763,201
3.800%, 11/15/2037	770,000	774,955
4.000%, 11/15/2047	1,041,000	1,050,526
Texas Instruments, Inc. 3.875%, 03/15/2039	169,000	178,310

		46,493,965
Materials – 0.7%
Barrick North America Finance LLC
5.700%, 05/30/2041	1,240,000	1,407,941
5.750%, 05/01/2043	796,000	918,538
DowDuPont, Inc.
4.205%, 11/15/2023	1,578,000	1,662,483
4.725%, 11/15/2028	1,069,000	1,167,688
5.419%, 11/15/2048	1,176,000	1,336,974
Huntsman International LLC
4.500%, 05/01/2029	2,784,000	2,819,357
5.125%, 11/15/2022	860,000	897,681
LYB International Finance II BV 3.500%, 03/02/2027	1,019,000	990,221
Southern Copper Corp.
3.875%, 04/23/2025	1,185,000	1,191,738
5.875%, 04/23/2045	1,343,000	1,491,153
Teck Resources, Ltd. 6.250%, 07/15/2041	3,862,000	4,046,947
The Dow Chemical Company
4.250%, 10/01/2034	720,000	725,279
4.800%, 05/15/2049 (C)	1,030,000	1,036,372
The Mosaic Company 4.050%, 11/15/2027	1,198,000	1,209,637
Westlake Chemical Corp. 3.600%, 08/15/2026	587,000	581,175

		21,483,184
Real estate – 0.7%
Crown Castle International Corp. 5.200%, 02/15/2049	494,000	540,307
Mid-America Apartments LP
3.600%, 06/01/2027	723,000	735,858
3.750%, 06/15/2024	2,545,000	2,623,786
3.950%, 03/15/2029	462,000	481,608
4.000%, 11/15/2025	1,305,000	1,364,809
4.300%, 10/15/2023	1,091,000	1,146,388
Public Storage
3.094%, 09/15/2027	2,245,000	2,249,589
3.385%, 05/01/2029	1,521,000	1,558,173

John Hancock Funds II

Portfolio of Investments — May 31, 2019 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Real estate (continued)
Regency Centers LP 4.125%, 03/15/2028	$706,000	$744,068
SITE Centers Corp.
4.250%, 02/01/2026	466,000	477,268
4.625%, 07/15/2022	907,000	940,933
STORE Capital Corp.
4.500%, 03/15/2028	4,008,000	4,155,737
4.625%, 03/15/2029	1,339,000	1,402,295
Tanger Properties LP 3.875%, 12/01/2023	1,390,000	1,407,162
Ventas Realty LP 4.875%, 04/15/2049	1,035,000	1,127,936

		20,955,917
Utilities – 1.9%
CenterPoint Energy Resources Corp. 4.000%, 04/01/2028	75,000	79,146
CenterPoint Energy, Inc.
2.500%, 09/01/2022	214,000	212,670
3.850%, 02/01/2024	719,000	750,281
4.250%, 11/01/2028	1,548,000	1,651,190
Commonwealth Edison Company 4.000%, 03/01/2049	1,980,000	2,063,787
Dominion Energy, Inc.
1.600%, 08/15/2019	1,691,000	1,686,963
2.000%, 08/15/2021	1,497,000	1,471,499
Duke Energy Corp. 1.800%, 09/01/2021	2,245,000	2,208,431
Duke Energy Indiana LLC 3.750%, 05/15/2046	509,000	507,114
Duke Energy Progress LLC 3.450%, 03/15/2029	1,689,000	1,738,021
Electricite de France SA
4.500%, 09/21/2028 (C)	2,872,000	3,043,966
4.950%, 10/13/2045 (C)	1,003,000	1,071,870
5.000%, 09/21/2048 (C)	850,000	914,464
Entergy Arkansas LLC 4.200%, 04/01/2049	310,000	332,157
FirstEnergy Corp.
3.900%, 07/15/2027	602,000	617,404
4.250%, 03/15/2023	2,711,000	2,841,594
4.850%, 07/15/2047	1,116,000	1,220,181
FirstEnergy Transmission LLC 5.450%, 07/15/2044 (C)	432,000	505,303
Indiana Michigan Power Company 4.550%, 03/15/2046	1,048,000	1,159,942
Metropolitan Edison Company 4.300%, 01/15/2029 (C)	1,681,000	1,792,742
Mid-Atlantic Interstate
Transmission LLC 4.100%, 05/15/2028 (C)	2,072,000	2,161,255
Mississippi Power Company 3.950%, 03/30/2028	2,613,000	2,730,458
NextEra Energy Capital Holdings, Inc.
3.150%, 04/01/2024	2,228,000	2,254,697
3.500%, 04/01/2029	504,000	514,257
NextEra Energy Capital Holdings, Inc. (5.650% to 5-1-29, then 3 month LIBOR + 3.156%) 05/01/2079	156,000	159,372
NSTAR Electric Company 3.250%, 05/15/2029	507,000	518,125
Ohio Power Company 4.000%, 06/01/2049	1,221,000	1,265,842
PacifiCorp 4.150%, 02/15/2050	1,236,000	1,332,315

Core Bond Fund (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
PPL Capital Funding, Inc.
3.100%, 05/15/2026	$718,000	$704,650
3.400%, 06/01/2023	309,000	314,127
4.000%, 09/15/2047	373,000	355,711
4.700%, 06/01/2043	206,000	219,982
5.000%, 03/15/2044	768,000	841,849
Public Service Electric & Gas Company
3.200%, 05/15/2029	2,064,000	2,108,884
3.850%, 05/01/2049	1,445,000	1,518,493
San Diego Gas & Electric Company 4.150%, 05/15/2048	41,000	41,312
Sempra Energy
2.900%, 02/01/2023	986,000	986,667
3.400%, 02/01/2028	590,000	581,287
4.000%, 02/01/2048	2,181,000	2,032,588
Southern California Edison Company
3.700%, 08/01/2025	1,232,000	1,262,341
4.125%, 03/01/2048	3,418,000	3,340,874
4.650%, 10/01/2043	511,000	528,116
5.500%, 03/15/2040	1,328,000	1,517,674
Southwestern Electric Power Company 3.900%, 04/01/2045	684,000	675,180
The Southern Company 4.400%, 07/01/2046	1,548,000	1,571,921

		55,406,702

TOTAL CORPORATE BONDS (Cost $682,720,370)		$703,277,489

MUNICIPAL BONDS – 0.3%
County of Clark (Nevada) 6.820%, 07/01/2045	1,115,000	1,737,850
Los Angeles Community College District (California) 6.750%, 08/01/2049	1,530,000	2,405,971
North Texas Tollway Authority 6.718%, 01/01/2049	1,012,000	1,573,802
Port Authority of New York & New Jersey 4.458%, 10/01/2062	2,210,000	2,609,590
State of California 7.600%, 11/01/2040	490,000	782,241
State of Illinois, GO 5.100%, 06/01/2033	315,000	325,008
The Ohio State University 4.800%, 06/01/2111	600,000	723,678

TOTAL MUNICIPAL BONDS (Cost $8,629,378)		$10,158,140

COLLATERALIZED MORTGAGE OBLIGATIONS – 9.8%
Commercial and residential – 3.9%
Angel Oak Mortgage Trust I LLC Series 2019-2, Class A1 3.628%, 03/25/2049 (C)(E)	1,867,919	1,887,301
Barclays Commercial Mortgage Trust Series 2019-C3, Class A4 3.583%, 05/15/2052	2,499,000	2,616,174
Benchmark Mortgage Trust Series 2018-B1, Class ASB, 3.602%, 01/15/2051 (E)	532,000	559,116
Series 2019-B11, Class A5, 3.542%, 05/15/2052	1,117,000	1,171,293
Series 2019-B9, Class A4 , 3.751%, 03/15/2052	2,198,000	2,343,576
Bunker Hill Loan Depositary Trust Series 2019-1, Class A1 3.613%, 10/26/2048 (C)	1,235,846	1,259,251

John Hancock Funds II

Portfolio of Investments — May 31, 2019 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)

	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
CD Mortgage Trust
Series 2016-CD1, Class A1, 1.443%, 08/10/2049	$279,380	$275,924
Series 2016-CD1, Class ASB, 2.622%, 08/10/2049	1,110,000	1,115,577
Series 2017-CD4, Class A4, 3.514%, 05/10/2050 (E)	4,839,000	5,060,195
Series 2017-CD4, Class ASB, 3.317%, 05/10/2050	702,000	725,013
Series 2017-CD6, Class ASB, 3.332%, 11/13/2050	1,764,000	1,823,621
CFCRE Commercial Mortgage Trust
Series 2016-C3, Class A1, 1.793%, 01/10/2048	384,060	381,386
Series 2016-C4, Class ASB, 3.091%, 05/10/2058	945,000	964,735
Series 2016-C7, Class A2, 3.585%, 12/10/2054	934,000	975,296
Series 2016-C7, Class A3, 3.839%, 12/10/2054	1,593,000	1,689,383
Series 2017-C8, Class A1, 1.965%, 06/15/2050	399,252	396,502
Series 2017-C8, Class ASB, 3.367%, 06/15/2050	733,000	758,343
Citigroup Commercial Mortgage Trust Series 2015-GC29, Class AS 3.457%, 04/10/2048	421,000	434,648
COLT Mortgage Loan Trust
Series 2019-1, Class A1, 3.705%, 03/25/2049 (C)(E)	1,099,421	1,115,696
Series 2019-2, Class A1, 3.337%, 05/25/2049 (C)(E)	3,530,013	3,570,793
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2012-CR3, Class A3, 2.822%, 10/15/2045	726,336	731,087
Series 2012-CR4, Class A2, 1.801%, 10/15/2045	88,582	86,688
Series 2013-CR10, Class A2, 2.972%, 08/10/2046	21,186	21,649
Series 2013-CR12, Class A4, 4.046%, 10/10/2046	758,000	800,326
Series 2013-CR9, Class A4, 4.232%, 07/10/2045 (E)	2,876,000	3,066,609
Series 2014-CR16, Class ASB, 3.653%, 04/10/2047	924,924	948,597
Series 2016-COR1, Class ASB, 2.972%, 10/10/2049	562,000	568,587
Commercial Mortgage Trust (Citigroup/Deutsche Bank AG) Series 2018-COR3, Class A3 4.228%, 05/10/2051	5,501,000	6,030,923
CSAIL Commercial Mortgage Trust
Series 2015-C2, Class A4, 3.504%, 06/15/2057	6,737,176	6,997,212
Series 2015-C3, Class A4, 3.718%, 08/15/2048	1,900,000	1,995,915
Series 2015-C4, Class A4, 3.808%, 11/15/2048	1,802,000	1,905,601
Series 2016-C5, Class ASB, 3.533%, 11/15/2048	279,000	288,748
Series 2016-C7, Class A5, 3.502%, 11/15/2049	1,501,000	1,555,695

Core Bond Fund (continued)

	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
CSMC Trust Series 2016-NXSR, Class A4 3.795%, 12/15/2049 (E)	$4,516,000	$4,768,034
DBJPM Mortgage Trust Series 2017-C6, Class ASB 3.121%, 06/10/2050	416,000	425,959
GS Mortgage Securities Trust
Series 2012-GCJ7, Class AAB, 2.935%, 05/10/2045	88,081	88,154
Series 2014-GC18, Class A3, 3.801%, 01/10/2047	568,711	594,182
Series 2015-GC34, Class A4, 3.506%, 10/10/2048	885,000	923,067
Series 2016-GS3, Class AAB, 2.777%, 10/10/2049	857,000	866,151
Series 2017-GS6, Class A3, 3.433%, 05/10/2050	1,082,000	1,124,870
Series 2017-GS7, Class A4, 3.430%, 08/10/2050	839,000	866,963
Impact Funding Affordable Multifamily Housing Mortgage Loan Trust Series 2010-1, Class A1 5.314%, 01/25/2051 (C)	1,448,728	1,566,029
JPMBB Commercial Mortgage Securities Trust
Series 2014-C23, Class A4, 3.670%, 09/15/2047	793,000	829,221
Series 2015-C28, Class A2, 2.773%, 10/15/2048	456,975	456,729
Series 2015-C28, Class A3, 2.912%, 10/15/2048	3,160,000	3,189,349
Series 2015-C33, Class A4, 3.770%, 12/15/2048	437,000	462,887
Series 2016-C1, Class A5, 3.576%, 03/15/2049	559,000	585,895
JPMCC Commercial Mortgage Securities Trust
Series 2017-JP5, Class ASB, 3.549%, 03/15/2050	2,500,000	2,611,538
Series 2017-JP6, Class ASB, 3.283%, 07/15/2050	781,000	806,579
Series 2019-COR4, Class A5, 4.029%, 03/10/2052	1,694,000	1,836,895
JPMDB Commercial Mortgage Securities Trust
Series 2017-C5, Class A5, 3.694%, 03/15/2050	4,407,000	4,660,874
Series 2017-C5, Class ASB, 3.492%, 03/15/2050	281,000	292,714
Series 2018-C8, Class A3, 3.944%, 06/15/2051	1,277,000	1,374,773
Series 2018-C8, Class ASB, 4.145%, 06/15/2051	841,000	910,600
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2014-C20, Class A2, 2.872%, 07/15/2047	91,838	91,726
Series 2016-JP2, Class A1, 1.324%, 08/15/2049	644,211	636,895
Series 2016-JP2, Class ASB, 2.713%, 08/15/2049	770,000	775,032

John Hancock Funds II

Portfolio of Investments — May 31, 2019 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)

	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
JPMorgan Mortgage Trust
Series 2016-5, Class A1, 2.640%, 12/25/2046 (C)(E)	$878,427	$874,539
Series 2017-5, Class A1, 3.174%, 10/26/2048 (C)(E)	7,833,550	7,874,416
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C20, Class A4, 3.249%, 02/15/2048	231,000	237,183
Series 2015-C27, Class A4, 3.753%, 12/15/2047	226,000	238,609
Series 2016-C30, Class A4, 2.600%, 09/15/2049	1,586,000	1,564,699
Morgan Stanley Capital I Trust
Series 2016-UB11, Class A1, 1.445%, 08/15/2049	654,948	647,961
Series 2016-UB11, Class ASB, 2.606%, 08/15/2049	646,000	646,372
Series 2016-UBS9, Class A1, 1.711%, 03/15/2049	341,819	338,798
New Residential Mortgage Loan Trust Series 2019-NQM2, Class A1 3.600%, 04/25/2049 (C)(E)	1,761,070	1,788,518
Verus Securitization Trust
Series 2019-1, Class A1, 3.836%, 02/25/2059 (C)(E)	2,252,603	2,289,070
Series 2019-2, Class A1, 3.211%, 05/25/2049 (C)(E)	6,887,000	6,886,862
Series 2019-INV1, Class A1, 3.402%, 12/25/2059 (C)(E)	1,638,901	1,661,187
Visio Trust Series 2019-1, Class A1 3.572%, 06/25/2054 (C)(E)	1,428,054	1,439,917

		111,354,707
U.S. Government Agency – 5.9%
Federal Home Loan Mortgage Corp.
Series 264, Class 30, 3.000%, 07/15/2042	5,498,901	5,566,279
Series 356, Class 300, 3.000%, 09/15/2047	1,512,343	1,526,015
Series 360, Class 300, 3.000%, 11/15/2047	3,352,733	3,407,356
Series 4705, Class A, 4.500%, 09/15/2042	2,267,754	2,424,849
Series 4742, Class PA, 3.000%, 10/15/2047	6,026,450	6,093,114
Series 4763, Class CA, 3.000%, 09/15/2038	630,515	648,991
Series 4767, Class KA, 3.000%, 03/15/2048	2,991,824	3,064,214
Series 4786, Class DP, 4.500%, 07/15/2042	1,770,395	1,825,656
Series 4787, Class AK, 3.000%, 05/15/2048	4,709,967	4,722,939
Series 4796, Class AK, 3.000%, 05/15/2048	6,280,474	6,297,772
Series 4802, Class A, 3.000%, 06/15/2048	5,914,735	5,935,625
Series 4856, Class FD (1 month LIBOR + 0.300%), 2.740%, 08/15/2040 (A)	3,896,402	3,899,909
Series 4874, Class AT, 3.000%, 09/15/2048	18,125,884	18,165,471

Core Bond Fund (continued)

	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association
Series 1998-61, Class PL, 6.000%, 11/25/2028	$258,108	$284,609
Series 2013-30, Class CA, 1.500%, 04/25/2043	653,505	614,463
Series 2017-13, Class PA, 3.000%, 08/25/2046	1,862,644	1,910,388
Series 2017-M7, Class A2, 2.961%, 02/25/2027 (E)	633,000	645,753
Series 2018-14, Class KC, 3.000%, 03/25/2048	2,838,481	2,938,968
Series 2018-15, Class AB, 3.000%, 03/25/2048	824,249	830,468
Series 2018-38, Class LA, 3.000%, 06/25/2048	7,600,598	7,610,975
Series 2018-43, Class CT, 3.000%, 06/25/2048	5,880,322	5,893,171
Series 2018-45, Class GA, 3.000%, 06/25/2048	12,755,538	12,783,409
Series 2018-50, Class BA, 3.000%, 07/25/2048	13,526,388	13,544,868
Series 2018-56, Class CH, 3.000%, 08/25/2048	2,897,728	2,903,158
Series 2018-57, Class PT, 3.000%, 08/25/2048	6,168,941	6,180,480
Series 2018-59, Class DA, 3.000%, 08/25/2048	6,367,858	6,379,792
Series 2018-79, Class FA (1 month LIBOR + 0.250%), 2.680%, 11/25/2048 (A)	6,376,910	6,334,828
Series 2018-8, Class KL, 2.500%, 03/25/2047	2,345,276	2,333,926
Series 2019-14, Class FB (1 month LIBOR + 0.400%), 2.902%, 04/25/2059 (A)	2,393,862	2,389,793
Series 2019-18, Class FH (1 month LIBOR + 0.350%), 2.780%, 05/25/2049 (A)	3,829,212	3,821,546
Series 2019-25, Class YF (1 month LIBOR + 0.450%), 2.933%, 10/25/2046 (A)	7,515,000	7,522,045
Series 2019-8, Class GA, 3.000%, 03/25/2049	8,814,440	8,845,885
Series 414, Class A35, 3.500%, 10/25/2042	2,821,049	2,934,539
Government National Mortgage Association
Series 2012-141, Class WA, 4.529%, 11/16/2041 (E)	603,381	662,109
Series 2017-167, Class BQ, 2.500%, 08/20/2044	2,707,961	2,742,084
Series 2019-20, Class JK, 3.500%, 02/20/2049	6,484,098	6,605,322

		170,290,769

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $274,851,805)		$281,645,476

ASSET BACKED SECURITIES – 10.1%
Avis Budget Rental Car Funding AESOP LLC
Series 2017-1A, Class A 3.070%, 09/20/2023 (C)	939,000	950,887
Series 2019-1A, Class A 3.450%, 03/20/2023 (C)	611,000	623,625

John Hancock Funds II

Portfolio of Investments — May 31, 2019 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)

	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Avis Budget Rental Car Funding AESOP LLC (continued)
Series 2019-2A, Class A 3.350%, 09/20/2025 (C)	$5,065,000	$5,187,937
Capital Auto Receivables Asset Trust
Series 2016-1, Class A4 1.980%, 10/20/2020	135,492	135,384
Series 2016-2, Class A4 1.630%, 01/20/2021	31,479	31,417
College Ave Student Loans LLC
Series 2017-A, Class A1 (1 month LIBOR + 1.650%) 4.080%, 11/26/2046 (A)(C)	1,271,459	1,292,746
Series 2018-A, Class A2 4.130%, 12/26/2047 (C)	1,369,172	1,437,916
Ford Credit Auto Owner Trust
Series 2017-1, Class A 2.620%, 08/15/2028 (C)	1,242,000	1,249,838
Series 2017-2, Class A 2.360%, 03/15/2029 (C)	6,778,000	6,789,689
Series 2018-1, Class A 3.190%, 07/15/2031 (C)	8,671,000	8,858,771
Series 2018-2, Class A 3.470%, 01/15/2030 (C)	3,419,000	3,559,312
Series 2019-1, Class A 3.520%, 07/15/2030 (C)	3,231,000	3,347,501
GM Financial Automobile Leasing Trust Series 2019-2, Class A4 2.720%, 03/20/2023	1,672,000	1,685,373
GMF Floorplan Owner Revolving Trust Series 2019-1, Class A 2.700%, 04/15/2024 (C)	2,752,000	2,776,723
Hertz Vehicle Financing II LP
Series 2015-3A, Class A 2.670%, 09/25/2021 (C)	2,738,000	2,733,720
Series 2016-2A, Class A 2.950%, 03/25/2022 (C)	1,214,000	1,217,646
Series 2016-3A, Class B 3.110%, 07/25/2020 (C)	711,000	710,738
Series 2016-4A, Class A 2.650%, 07/25/2022 (C)	224,000	223,495
Series 2017-1A, Class A 2.960%, 10/25/2021 (C)	1,483,000	1,487,105
Series 2017-2A, Class A 3.290%, 10/25/2023 (C)	2,646,000	2,679,462
Series 2019-1A, Class A 3.710%, 03/25/2023 (C)	2,463,000	2,520,548
Series 2019-2A, Class A 3.420%, 05/25/2025 (C)	7,692,000	7,740,191
Hertz Vehicle Financing LLC
Series 2018-2A, Class A 3.650%, 06/27/2022 (C)	1,641,000	1,673,445
Series 2018-3A, Class A 4.030%, 07/25/2024 (C)	2,306,000	2,400,632
Hyundai Floorplan Master Owner Trust Series 2019-1, Class A 2.680%, 04/15/2024 (C)	5,076,000	5,121,590
Navient Private Education Loan Trust
Series 2014-AA, Class A3 (1 month LIBOR + 1.600%) 4.040%, 10/15/2031 (A)(C)	2,054,000	2,105,098
Series 2014-CTA, Class A (1 month LIBOR + 0.700%) 3.140%, 09/16/2024 (A)(C)	307,064	307,273
Series 2015-CA, Class B 3.250%, 05/15/2040 (C)	412,157	412,180

Core Bond Fund (continued)

	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Navient Private Education Loan Trust (continued)
Series 2016-AA, Class A2B (1 month LIBOR + 2.150%) 4.590%, 12/15/2045 (A)(C)	$903,861	$933,168
Series 2017-A, Class A2B (1 month LIBOR + 0.900%) 3.340%, 12/16/2058 (A)(C)	2,627,000	2,640,051
Series 2018-BA, Class A2A 3.610%, 12/15/2059 (C)	1,380,000	1,424,252
Navient Private Education Refi Loan Trust
Series 2018-A, Class A2 3.190%, 02/18/2042 (C)	7,668,000	7,754,566
Series 2018-CA, Class A2 3.520%, 06/16/2042 (C)	750,000	766,626
Series 2018-DA, Class A2A 4.000%, 12/15/2059 (C)	3,186,000	3,319,323
Series 2019-A, Class A2A 3.420%, 01/15/2043 (C)	3,690,000	3,781,444
Series 2019-CA, Class A2 3.130%, 02/15/2068 (C)	4,699,000	4,783,119
Navient Student Loan Trust
Series 2014-1, Class A3 (1 month LIBOR + 0.510%) 2.940%, 06/25/2031 (A)	2,387,041	2,354,298
Series 2015-1, Class A2 (1 month LIBOR + 0.600%) 3.030%, 04/25/2040 (A)	6,348,065	6,292,762
Series 2016-1A, Class A (1 month LIBOR + 0.700%) 3.130%, 02/25/2070 (A)(C)	4,843,414	4,787,686
Series 2016-3A, Class A2 (1 month LIBOR + 0.850%) 3.280%, 06/25/2065 (A)(C)	643,444	645,999
Series 2017-5A, Class A (1 month LIBOR + 0.800%) 3.230%, 07/26/2066 (A)(C)	2,084,416	2,073,772
Series 2018-EA, Class A2 4.000%, 12/15/2059 (C)	1,964,000	2,062,174
Series 2019-2A, Class A2 (1 month LIBOR + 1.000%) 3.480%, 02/27/2068 (A)(C)	3,143,000	3,170,661
Series 2019-BA, Class A2A 3.390%, 12/15/2059 (C)	3,938,000	4,042,834
Nelnet Student Loan Trust
Series 2004-3, Class A5 (3 month LIBOR + 0.180%) 2.760%, 10/27/2036 (A)	686,994	672,378
Series 2004-4, Class A5 (3 month LIBOR + 0.160%) 2.740%, 01/25/2037 (A)	2,307,600	2,258,486
Series 2005-1, Class A5 (3 month LIBOR + 0.110%) 2.690%, 10/25/2033 (A)	4,852,098	4,799,526
Series 2005-2, Class A5 (3 month LIBOR + 0.100%) 2.707%, 03/23/2037 (A)	8,135,648	8,039,014
Series 2005-3, Class A5 (3 month LIBOR + 0.120%) 2.727%, 12/24/2035 (A)	6,176,441	6,151,574
Series 2005-4, Class A4 (3 month LIBOR + 0.180%) 2.787%, 03/22/2032 (A)	745,922	720,441
Series 2010-2A, Class A (3 month LIBOR + 0.850%) 3.452%, 09/25/2048 (A)(C)	5,075,089	5,090,441

John Hancock Funds II

Portfolio of Investments — May 31, 2019 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)

	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Nelnet Student Loan Trust (continued)
Series 2012-2A, Class A (1 month LIBOR + 0.800%) 3.230%, 12/26/2033 (A)(C)	$5,054,425	$5,048,528
Series 2012-4A, Class A (1 month LIBOR + 0.700%) 3.130%, 09/27/2038 (A)(C)	4,011,782	3,984,800
Series 2013-1A, Class A (1 month LIBOR + 0.600%) 3.030%, 06/25/2041 (A)(C)	2,186,553	2,161,134
Series 2014-1A, Class A (1 month LIBOR + 0.570%) 3.000%, 09/25/2041 (A)(C)	698,843	694,553
Series 2015-2A, Class A2 (1 month LIBOR + 0.600%) 3.030%, 09/25/2047 (A)(C)	10,384,702	10,298,246
Series 2016-1A, Class A (1 month LIBOR + 0.800%) 3.230%, 09/25/2065 (A)(C)	2,433,986	2,442,406
Series 2017-2A, Class A (1 month LIBOR + 0.770%) 3.200%, 09/25/2065 (A)(C)	2,660,459	2,631,796
Series 2017-3A, Class A (1 month LIBOR + 0.850%) 3.280%, 02/25/2066 (A)(C)	2,751,801	2,750,291
Series 2018-3A, Class A2 (1 month LIBOR + 0.440%) 2.870%, 09/27/2066 (A)(C)	829,000	824,876
Santander Retail Auto Lease Trust Series 2019-A, Class A3 2.770%, 06/20/2022 (C)	1,506,000	1,522,841
SLC Student Loan Trust Series 2005-2, Class A4 (3 month LIBOR + 0.160%) 2.771%, 12/15/2039 (A)	2,753,000	2,664,186
SLM Private Education Loan Trust
Series 2013-B, Class A2B (1 month LIBOR + 1.100%) 3.540%, 06/17/2030 (A)(C)	131,966	132,097
Series 2013-C, Class A2A 2.940%, 10/15/2031 (C)	93,348	93,326
SLM Student Loan Trust
Series 2003-1, Class A5C (3 month LIBOR + 0.750%) 3.361%, 12/15/2032 (A)(C)	1,006,239	989,716
Series 2004-10, Class A7A (3 month LIBOR + 0.600%) 3.180%, 10/25/2029 (A)(C)	3,601,000	3,583,951
Series 2005-3, Class A6 (3 month LIBOR + 0.150%) 2.730%, 04/25/2040 (A)	2,676,000	2,575,466
Series 2006-1, Class A5 (3 month LIBOR + 0.110%) 2.690%, 07/26/2021 (A)	3,808,459	3,750,274
Series 2006-10, Class A6 (3 month LIBOR + 0.150%) 2.730%, 03/25/2044 (A)	4,714,000	4,501,858
Series 2006-3, Class A5 (3 month LIBOR + 0.100%) 2.680%, 01/25/2021 (A)	1,762,359	1,742,031
Series 2007-1, Class A6 (3 month LIBOR + 0.140%) 2.720%, 01/27/2042 (A)	5,737,000	5,435,798
Series 2007-2, Class A4 (3 month LIBOR + 0.060%) 2.640%, 07/25/2022 (A)	2,683,484	2,609,953

Core Bond Fund (continued)

	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
SLM Student Loan Trust (continued)
Series 2010-1, Class A (1 month LIBOR + 0.400%) 2.830%, 03/25/2025 (A)	$410,361	$398,264
Series 2012-1, Class A3 (1 month LIBOR + 0.950%) 3.380%, 09/25/2028 (A)	3,690,622	3,654,116
Series 2012-2, Class A (1 month LIBOR + 0.700%) 3.130%, 01/25/2029 (A)	3,378,999	3,327,978
Series 2012-6, Class A3 (1 month LIBOR + 0.750%) 3.180%, 05/26/2026 (A)	676,420	670,911
Series 2013-4, Class A (1 month LIBOR + 0.550%) 2.980%, 06/25/2043 (A)	5,339,505	5,291,611
SMB Private Education Loan Trust
Series 2015-A, Class A2B (1 month LIBOR + 1.000%) 3.440%, 06/15/2027 (A)(C)	1,378,929	1,386,750
Series 2015-C, Class A2B (1 month LIBOR + 1.400%) 3.840%, 07/15/2027 (A)(C)	525,996	531,995
Series 2016-A, Class A2A 2.700%, 05/15/2031 (C)	2,584,599	2,592,786
Series 2016-A, Class A2B (1 month LIBOR + 1.500%) 3.940%, 05/15/2031 (A)(C)	7,247,736	7,386,115
Series 2016-B, Class A2A 2.430%, 02/17/2032 (C)	421,541	420,017
Series 2016-B, Class A2B (1 month LIBOR + 1.450%) 3.890%, 02/17/2032 (A)(C)	3,623,822	3,696,407
Series 2016-C, Class A2A 2.340%, 09/15/2034 (C)	2,990,385	2,973,072
Series 2016-C, Class A2B (1 month LIBOR + 1.100%) 3.540%, 09/15/2034 (A)(C)	1,308,344	1,317,662
Series 2017-A, Class A2B (1 month LIBOR + 0.900%) 3.340%, 09/15/2034 (A)(C)	5,199,986	5,223,437
Series 2017-B, Class A2B (1 month LIBOR + 0.750%) 3.190%, 10/15/2035 (A)(C)	2,628,000	2,621,732
Series 2018-A, Class A2B (1 month LIBOR + 0.800%) 3.240%, 02/15/2036 (A)(C)	1,067,000	1,063,223
Series 2018-C, Class A2A 3.630%, 11/15/2035 (C)	592,000	616,952
Series 2018-C, Class A2B (1 month LIBOR + 0.750%) 3.190%, 11/15/2035 (A)(C)	2,306,000	2,291,941
Series 2019-A, Class A2A 3.440%, 07/15/2036 (C)	9,538,000	9,839,811
SoFi Professional Loan Program LLC
Series 2016-A, Class A2 2.760%, 12/26/2036 (C)	1,440,337	1,444,984
Series 2016-D, Class A1 (1 month LIBOR + 0.950%) 3.380%, 01/25/2039 (A)(C)	148,186	148,781
Series 2016-E, Class A1 (1 month LIBOR + 0.850%) 3.280%, 07/25/2039 (A)(C)	406,608	406,855
Series 2017-A, Class A1 (1 month LIBOR + 0.700%) 3.130%, 03/26/2040 (A)(C)	597,636	598,830

John Hancock Funds II

Portfolio of Investments — May 31, 2019 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)

	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
SoFi Professional Loan Program LLC (continued)
Series 2017-C, Class A1 (1 month LIBOR + 0.600%) 3.030%, 07/25/2040 (A)(C)	$812,957	$811,708
Series 2017-D, Class A2FX 2.650%, 09/25/2040 (C)	1,406,000	1,411,818
Series 2017-E, Class A1 (1 month LIBOR + 0.500%) 2.930%, 11/26/2040 (A)(C)	312,721	312,033
Series 2017-E, Class A2B 2.720%, 11/26/2040 (C)	3,269,000	3,274,708
Series 2018-B, Class A2FX 3.340%, 08/25/2047 (C)	15,751,000	16,086,685
World Financial Network Credit Card Master Trust
Series 2016-C, Class A 1.720%, 08/15/2023	1,138,000	1,134,220
Series 2018-B, Class A 3.460%, 07/15/2025	1,709,000	1,751,947
World Omni Auto Receivables Trust Series 2016-A, Class A4 1.950%, 05/16/2022	1,812,000	1,802,482

TOTAL ASSET BACKED SECURITIES (Cost $290,324,653)		$292,752,795

SECURITIES LENDING COLLATERAL – 0.0%
John Hancock Collateral Trust, 2.3405% (F)(G)	41,166	411,949

TOTAL SECURITIES LENDING COLLATERAL (Cost $411,957)		$411,949

SHORT-TERM INVESTMENTS – 4.0%
Money market funds – 4.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.3150% (F)	116,268,332	116,268,332

TOTAL SHORT-TERM INVESTMENTS (Cost $116,268,332)		$116,268,332

Total Investments (Core Bond Fund) (Cost $3,083,829,109) – 108.5%		$3,140,031,650
Other assets and liabilities, net – (8.5%)		(247,182,244)

TOTAL NET ASSETS – 100.0%		$2,892,849,406

Security Abbreviations and Legend

GO	General Obligation
LIBOR	London Interbank Offered Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(B)	Security purchased or sold on a when-issued or delayed delivery basis.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $339,519,494 or 11.7% of the fund’s net assets as of 5-31-19.
(D)	All or a portion of this security is on loan as of 5-31-19. The value of securities on loan amounted to $395,597.
(E)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(F)	The rate shown is the annualized seven-day yield as of 5-31-19.

Core Bond Fund (continued)

(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

Global Bond Fund

	Shares or Principal Amount		Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 41.7%
U.S. Government - 11.5%
U.S. Treasury Bonds
2.750%, 11/15/2042		$800,000	$830,344
3.000%, 05/15/2045 (A)		300,000	325,465
U.S. Treasury Inflation Protected Securities
0.125%, 04/15/2022 to 07/15/2024 (A)		503,658	499,610
0.375%, 07/15/2025		21,435	21,547
1.000%, 02/15/2048		309,198	328,710
1.375%, 02/15/2044 (A)		109,052	124,700
2.500%, 01/15/2029		1,065,713	1,275,774
U.S. Treasury Notes
2.000%, 08/15/2025 to 11/15/2026 (A)		500,000	499,610
2.625%, 06/15/2021 (A)		200,000	202,773
2.875%, 04/30/2025 (A)		1,300,000	1,364,492

			5,473,025
U.S. Government Agency - 30.2%
Federal National Mortgage Association
3.500%, TBA (B)		7,700,000	7,849,055
3.646%, (12 month Treasury Average Index + 1.200%), 11/01/2042 to 10/01/2044 (C)		638,869	650,742
4.000%, TBA (B)		5,300,000	5,468,916
4.251%, (12 month Treasury Average Index + 1.787%), 11/01/2035 (C)		59,532	61,717
4.500%, 05/01/2029 to 11/01/2044		241,755	257,251
4.510%, (12 month LIBOR + 1.760%), 09/01/2035 (C)		30,368	31,809
4.662%, (12 month LIBOR + 1.912%), 07/01/2035 (C)		15,486	16,304

			14,335,794

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $20,072,431)			$19,808,819

FOREIGN GOVERNMENT OBLIGATIONS - 19.1%
Canada - 0.1%
Government of Canada
1.500%, 12/01/2044	CAD	58,918	54,809
France - 1.4%
Government of France
2.000%, 05/25/2048 (D)	EUR	500,000	663,353
Italy - 1.9%
Republic of Italy
2.450%, 10/01/2023		300,000	344,983
2.500%, 11/15/2025		300,000	341,629
6.000%, 08/04/2028	GBP	150,000	221,945

			908,557
Japan - 8.0%
Development Bank of Japan, Inc.
1.625%, 09/01/2021 (D)		$200,000	197,317
Government of Japan
0.100%, 03/20/2029	JPY	110,000,000	1,035,555
0.500%, 09/20/2046 to 03/20/2049		106,000,000	995,672
0.700%, 12/20/2048		90,000,000	887,245
Government of Japan, CPI Linked Bond
0.100%, 03/10/2028		50,365,000	483,827

John Hancock Funds II

Portfolio of Investments — May 31, 2019 (unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)

	Shares or Principal Amount		Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Japan (continued)
Japan Finance Organization For Municipalities 3.000%, 03/12/2024		$200,000	$205,803

			3,805,419
Kuwait - 1.3%
State of Kuwait
2.750%, 03/20/2022 (D)		200,000	201,422
3.500%, 03/20/2027 (D)		400,000	417,673

			619,095
Peru - 0.8%
Republic of Peru
5.940%, 02/12/2029	PEN	500,000	157,254
6.350%, 08/12/2028 (D)		700,000	226,576

			383,830
Poland - 0.3%
Republic of Poland
2.250%, 04/25/2022	PLN	500,000	132,030
3.250%, 07/25/2025		100,000	27,534

			159,564
Qatar - 0.9%
State of Qatar
3.875%, 04/23/2023 (D)		$200,000	207,500
4.000%, 03/14/2029 (D)		200,000	210,500

			418,000
Saudi Arabia - 1.3%
Kingdom of Saudi Arabia
2.375%, 10/26/2021		200,000	197,824
4.000%, 04/17/2025 (D)		200,000	209,104
4.500%, 04/17/2030 (D)		200,000	213,525

			620,453
Slovenia - 0.5%
Republic of Slovenia 5.250%, 02/18/2024		200,000	222,617
Spain - 1.9%
Autonomous Community of Andalusia 4.850%, 03/17/2020	EUR	200,000	232,077
Autonomous Community of Catalonia
4.220%, 04/26/2035		50,000	63,496
4.900%, 09/15/2021		200,000	241,411
Kingdom of Spain
1.400%, 07/30/2028 (D)		200,000	239,153
1.450%, 04/30/2029 (D)		100,000	119,494

			895,631
United Arab Emirates - 0.7%
Abu Dhabi Government 3.125%, 10/11/2027 (D)		$300,000	304,761

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $8,766,628)			$9,056,089

CORPORATE BONDS - 47.5%
Brazil - 0.7%
Petrobras Global Finance BV
5.999%, 01/27/2028		250,000	257,125
7.250%, 03/17/2044		90,000	95,400

			352,525
Canada - 0.9%
Air Canada Pass Through Trust 3.300%, 07/15/2031 (D)		194,880	192,990
Enbridge, Inc. (3 month LIBOR + 0.400%) 2.984%, 01/10/2020 (C)		100,000	100,025

Global Bond Fund (continued)

	Shares or Principal Amount		Value
CORPORATE BONDS (continued)
Canada (continued)
Fairfax Financial Holdings, Ltd. 2.750%, 03/29/2028 (D)	EUR	100,000	$117,275

			410,290
Cayman Islands - 1.0%
Ambac LSNI LLC (3 month LIBOR + 5.000%) 7.592%, 02/12/2023 (C)(D)		$46,164	46,626
QNB Finance, Ltd. (3 month LIBOR + 1.350%) 3.989%, 05/31/2021 (C)		400,000	403,013

			449,639
China - 0.4%
Tencent Holdings, Ltd. 3.595%, 01/19/2028		200,000	197,763
Denmark - 5.5%
Jyske Realkredit A/S
1.500%, 10/01/2037 to 10/01/2050	DKK	1,296,052	198,967
2.000%, 10/01/2047		3,184,988	491,825
3.000%, 10/01/2047		31,077	4,902
Nordea Kredit Realkreditaktieselskab
2.000%, 10/01/2047		3,901,464	604,360
2.500%, 10/01/2047		1,039	163
Nykredit Realkredit A/S
1.500%, 10/01/2050		2,100,000	312,972
2.000%, 10/01/2047		2,621,715	406,119
2.500%, 10/01/2036 to 10/01/2047		187,753	29,623
Realkredit Danmark A/S
2.000%, 10/01/2047		3,423,198	529,531
2.500%, 07/01/2047		70,379	10,979

			2,589,441
Germany - 1.3%
Deutsche Bank AG 4.250%, 10/14/2021		$200,000	200,891
IHO Verwaltungs GmbH (3.875% Cash or 4.625% PIK) 3.875%, 05/15/2027 (D)	EUR	100,000	109,019
KfW 5.000%, 03/19/2024	AUD	100,000	80,157
Volkswagen Bank GmbH 1.875%, 01/31/2024	EUR	200,000	231,154

			621,221
Guernsey, Channel Islands - 0.5%
Credit Suisse Group Funding Guernsey, Ltd. 3.800%, 06/09/2023		$250,000	256,132
Hong Kong - 0.4%
AIA Group, Ltd. 3.900%, 04/06/2028 (D)		200,000	210,540
India - 1.1%
ICICI Bank, Ltd. 3.500%, 03/18/2020		300,000	301,025
Indian Railway Finance Corp., Ltd. 3.835%, 12/13/2027		200,000	199,838

			500,863
Indonesia - 0.5%
Indonesia Asahan Aluminium Persero PT 5.710%, 11/15/2023 (D)		200,000	215,278
Ireland - 0.7%
AerCap Ireland Capital DAC 4.450%, 12/16/2021		200,000	206,248

John Hancock Funds II

Portfolio of Investments — May 31, 2019 (unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)

	Shares or Principal Amount		Value
CORPORATE BONDS (continued)
Ireland (continued)
Park Aerospace Holdings, Ltd. 5.250%, 08/15/2022 (D)		$100,000	$104,075

			310,323
Japan - 1.3%
Central Nippon Expressway Company, Ltd. 2.362%, 05/28/2021		200,000	199,190
ORIX Corp. 3.250%, 12/04/2024		100,000	101,957
Sumitomo Mitsui Financial Group, Inc. 2.934%, 03/09/2021		100,000	100,620
Sumitomo Mitsui Financial Group, Inc. (3 month LIBOR + 1.680%) 4.281%, 03/09/2021 (C)		200,000	204,368

			606,135
Jersey, Channel Islands - 0.3%
AA Bond Company, Ltd. 2.875%, 07/31/2043	GBP	100,000	120,756
Luxembourg - 0.5%
Aroundtown SA 1.500%, 07/15/2024	EUR	100,000	113,142
Emerald Bay SA 3.202%, 10/08/2020 (D)(E)		136,000	145,475

			258,617
Netherlands - 0.8%
Cooperatieve Rabobank UA 6.875%, 03/19/2020		100,000	117,499
ING Bank NV 0.375%, 11/26/2021		100,000	112,682
Stichting AK Rabobank Certificaten 6.500%, 06/29/2019 (F)		50,000	65,445
Teva Pharmaceutical Finance Netherlands III BV 2.200%, 07/21/2021		$100,000	92,270

			387,896
Norway - 0.4%
DNB Boligkreditt AS 2.500%, 03/28/2022 (D)		200,000	201,068
Singapore - 0.8%
BOC Aviation, Ltd. 3.500%, 09/18/2027 (D)		200,000	198,015
PSA Treasury Pte, Ltd. 2.500%, 04/12/2026		200,000	196,361

			394,376
South Korea - 0.4%
Kookmin Bank 2.125%, 10/21/2020		200,000	198,858
Sweden - 3.1%
Lansforsakringar Hypotek AB 1.250%, 09/20/2023	SEK	4,600,000	504,402
Nordea Hypotek AB 1.000%, 04/08/2022		2,500,000	270,145
Sveriges Sakerstallda Obligationer AB 2.000%, 06/17/2026		3,000,000	344,133
Swedbank Hypotek AB 1.000%, 06/15/2022		3,300,000	356,845

			1,475,525
Switzerland - 2.1%
Credit Suisse AG 6.500%, 08/08/2023		$300,000	325,015

Global Bond Fund (continued)

	Shares or Principal Amount		Value
CORPORATE BONDS (continued)
Switzerland (continued)
Credit Suisse Group AG (3 month LIBOR + 1.200%) 3.793%, 12/14/2023 (C)(D)		$250,000	$250,517
UBS AG 5.125%, 05/15/2024		400,000	417,760

			993,292
United Kingdom - 7.8%
Barclays Bank PLC 7.625%, 11/21/2022		200,000	216,000
Barclays PLC (7.000% to 9-15-19, then 5 Year British Pound Swap Rate + 5.084%) 09/15/2019 (F)	GBP	200,000	252,825
Co-operative Group Holdings 2011, Ltd. 6.875%, 07/08/2020		100,000	131,924
HSBC Holdings PLC (3 month LIBOR + 1.000%) 3.520%, 05/18/2024 (C)		$200,000	199,514
Imperial Brands Finance PLC 2.950%, 07/21/2020 (D)		200,000	200,198
Lloyds Bank PLC 4.875%, 03/30/2027	GBP	200,000	315,076
Lloyds Banking Group PLC (7.000% to 6-27-19, then 5 Year British Pound Swap Rate + 5.060%) 06/27/2019 (F)		200,000	253,377
Nationwide Building Society (3.766% to 3-8-23, then 3 month LIBOR + 1.064%) 03/08/2024 (D)		$300,000	302,185
Nationwide Building Society (6.875% to 6-20-19, then 5 Year British Pound Swap Rate + 4.880%) 06/20/2019 (F)	GBP	200,000	252,843
RAC Bond Company PLC 4.870%, 05/06/2046		100,000	124,779
Santander UK Group Holdings PLC 2.875%, 08/05/2021		$200,000	199,103
Tesco PLC 6.125%, 02/24/2022	GBP	50,000	70,057
The Royal Bank of Scotland Group PLC 4.800%, 04/05/2026		$400,000	419,337
The Royal Bank of Scotland Group PLC (3 month LIBOR + 1.470%) 3.988%, 05/15/2023 (C)		200,000	198,176
The Royal Bank of Scotland Group PLC (7.500% to 8-10-20, then 5 Year U.S. Swap Rate + 5.800%) 08/10/2020 (F)		200,000	203,687
Virgin Media Secured Finance PLC 4.875%, 01/15/2027	GBP	100,000	126,438
Virgin Money PLC 2.250%, 04/21/2020		200,000	254,580

			3,720,099
United States - 17.0%
Ambac Assurance Corp. 5.100%, 06/07/2020 (D)		$10,734	15,136
American Express Company (3 month LIBOR + 0.620%) 3.140%, 05/20/2022 (C)		100,000	100,074
American Honda Finance Corp. (3 month LIBOR + 0.350%) 2.915%, 11/05/2021 (C)		100,000	99,973
American Tower Corp. 1.950%, 05/22/2026	EUR	100,000	117,701

John Hancock Funds II

Portfolio of Investments — May 31, 2019 (unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)

	Shares or Principal Amount		Value
CORPORATE BONDS (continued)
United States (continued)
AT&T, Inc. 1.800%, 09/05/2026	EUR	200,000	$235,119
AT&T, Inc. (3 month LIBOR + 1.180%) 3.777%, 06/12/2024 (C)		$200,000	200,948
Bank of America Corp. (5.875% to 3-15-28, then 3 month LIBOR + 2.931%) 03/15/2028 (F)		60,000	61,902
BAT Capital Corp. 3.557%, 08/15/2027		100,000	96,164
Bayer US Finance II LLC (3 month LIBOR + 1.010%) 3.621%, 12/15/2023 (C)(D)		200,000	196,244
Campbell Soup Company
3.300%, 03/15/2021		100,000	100,890
3.650%, 03/15/2023		200,000	204,022
CenterPoint Energy Resources Corp. 3.550%, 04/01/2023		100,000	102,066
CH Robinson Worldwide, Inc. 4.200%, 04/15/2028		100,000	104,973
Charter Communications Operating LLC
4.464%, 07/23/2022		200,000	207,335
6.384%, 10/23/2035		100,000	112,195
Charter Communications Operating LLC (3 month LIBOR + 1.650%) 4.229%, 02/01/2024 (C)		100,000	100,374
Citibank NA (3 month LIBOR + 0.600%) 3.120%, 05/20/2022 (C)		250,000	250,102
Citigroup, Inc. (2.876% to 7-24-22, then 3 month LIBOR + 0.950%) 07/24/2023		100,000	99,877
Consolidated Edison Company of New York, Inc. (3 month LIBOR + 0.400%) 3.002%, 06/25/2021 (C)		100,000	100,273
Continental Resources, Inc. 4.375%, 01/15/2028		100,000	102,535
CVS Health Corp. 3.350%, 03/09/2021		100,000	101,009
Dell International LLC 4.420%, 06/15/2021 (D)		100,000	102,479
Discover Financial Services 4.100%, 02/09/2027		100,000	101,195
Energy Transfer Partners LP 5.750%, 09/01/2020		100,000	102,878
EPR Properties 4.500%, 06/01/2027		50,000	51,550
EQT Corp.
3.000%, 10/01/2022		200,000	197,648
4.875%, 11/15/2021		200,000	209,033
Equifax, Inc. (3 month LIBOR + 0.870%) 3.388%, 08/15/2021 (C)		100,000	99,722
Fidelity National Information Services, Inc.
0.125%, 05/21/2021	EUR	200,000	223,583
0.400%, 01/15/2021		200,000	224,529
1.700%, 06/30/2022	GBP	100,000	126,342
Ford Motor Credit Company LLC (3 month EURIBOR + 0.430%) 0.114%, 05/14/2021 (C)	EUR	100,000	109,795
General Mills, Inc. 3.200%, 04/16/2021		$100,000	101,113

Global Bond Fund (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United States (continued)
General Motors Financial Company, Inc. (3 month LIBOR + 0.850%) 3.442%, 04/09/2021 (C)	$100,000	$99,976
Harley-Davidson Financial Services, Inc. (3 month LIBOR + 0.940%) 3.460%, 03/02/2021 (C)(D)	200,000	200,167
JPMorgan Chase & Co. (3.797% to 7-23-23, then 3 month LIBOR + 0.890%) 07/23/2024	200,000	206,705
Kilroy Realty LP 3.450%, 12/15/2024	100,000	101,915
Kimco Realty Corp. 3.300%, 02/01/2025	100,000	101,105
Kraft Heinz Foods Company 4.875%, 02/15/2025 (D)	100,000	103,142
Kraft Heinz Foods Company (3 month LIBOR + 0.570%) 3.115%, 02/10/2021 (C)	200,000	199,903
Masco Corp. 3.500%, 04/01/2021	200,000	202,404
McDonald’s Corp. (3 month LIBOR + 0.430%) 3.012%, 10/28/2021 (C)	200,000	199,868
Morgan Stanley (3 month LIBOR + 0.550%) 3.095%, 02/10/2021 (C)	200,000	200,218
MUFG Americas Holdings Corp. 3.000%, 02/10/2025	200,000	200,316
Mylan NV 3.150%, 06/15/2021	200,000	198,998
National Rural Utilities Cooperative Finance Corp. (3 month LIBOR + 0.375%) 2.967%, 06/30/2021 (C)	100,000	100,248
Navient Corp. 4.875%, 06/17/2019	68,000	68,000
Penske Truck Leasing Company LP 3.950%, 03/10/2025 (D)	100,000	103,203
Sempra Energy (3 month LIBOR + 0.450%) 3.061%, 03/15/2021 (C)	100,000	99,233
Spirit AeroSystems, Inc. (3 month LIBOR + 0.800%) 3.411%, 06/15/2021 (C)	100,000	99,706
Sprint Corp. 7.250%, 09/15/2021	100,000	105,125
Sprint Spectrum Company LLC 4.738%, 03/20/2025 (D)	200,000	204,250
The Goldman Sachs Group, Inc. (4.223% to 5-1-28, then 3 month LIBOR + 1.301%) 05/01/2029	100,000	103,920
Tyson Foods, Inc. 2.250%, 08/23/2021	100,000	99,102
United Technologies Corp. 3.350%, 08/16/2021	200,000	203,524
Verizon Communications, Inc. 4.329%, 09/21/2028	195,000	210,999
Volkswagen Group of America Finance LLC 3.875%, 11/13/2020 (D)	200,000	203,300

John Hancock Funds II

Portfolio of Investments — May 31, 2019 (unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)

	Shares or Principal Amount		Value
CORPORATE BONDS (continued)
United States (continued)
WRKCo, Inc. 3.750%, 03/15/2025		$100,000	$102,701

			8,076,807

TOTAL CORPORATE BONDS (Cost $22,444,581)			$22,547,444

MUNICIPAL BONDS - 1.2%
United States - 1.2%
American Municipal Power, Inc. (Ohio) 7.334%, 02/15/2028		300,000	385,641
State of California (1 month LIBOR + 0.780%) 3.211%, 04/01/2047 (C)		200,000	200,212

TOTAL MUNICIPAL BONDS (Cost $587,063)			$585,853

TERM LOANS (G) - 0.6%
United States - 0.6%
CenturyLink, Inc., 2017 Term Loan B (1 month LIBOR + 2.750%), 5.189%, 01/31/2025		296,250	287,857

TOTAL TERM LOANS (Cost $295,122)			$287,857

COLLATERALIZED MORTGAGE OBLIGATIONS - 17.9%
Commercial and residential - 17.0%
Adjustable Rate Mortgage Trust, Series 2005-5, Class 2A1, 4.447%, 09/25/2035 (H)		27,314	25,998
American Home Mortgage Investment Trust, Series 2004-3, Class 5A (12 month LIBOR + 1.500%), 4.194%, 10/25/2034 (C)		11,623	11,625
Banc of America Funding Corp.
Series 2006-A, Class 1A1, 4.699%, 02/20/2036 (H)		168,259	168,074
Series 2006-J, Class 4A1, 4.648%, 01/20/2047 (H)		40,897	39,560
Bear Stearns Adjustable Rate Mortgage Trust
Series 2003-5, Class 1A2, 4.234%, 08/25/2033 (H)		10,963	10,954
Series 2003-7, Class 6A, 4.590%, 10/25/2033 (H)		21,885	22,387
Series 2003-9, Class 2A1, 4.686%, 02/25/2034 (H)		3,999	4,126
Series 2004-2, Class 22A, 4.870%, 05/25/2034 (H)		46,540	46,252
Series 2004-2, Class 23A, 3.445%, 05/25/2034 (H)		22,893	21,354
Series 2005-4, Class 3A1, 4.269%, 08/25/2035 (H)		114,562	108,310
Bear Stearns ALT-A Trust
Series 2005-9, Class 24A1, 4.142%, 11/25/2035 (H)		266,467	231,983
Series 2006-8, Class 3A1 (1 month LIBOR + 0.160%), 2.590%, 02/25/2034 (C)		25,607	25,949
Bear Stearns Structured Products, Inc. Trust, Series 2007-R6, Class 1A1, 4.361%, 01/26/2036 (H)		292,778	257,015
Business Mortgage Finance PLC, Series 7X, Class A1 (3 month GBP LIBOR + 1.000%), 2.887%, 02/15/2041 (C)	GBP	383,127	477,888
Chase Mortgage Finance Trust, Series 2007-A2, Class 7A1, 3.724%, 07/25/2037 (H)		$30,170	27,307

Global Bond Fund (continued)

	Shares or Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Citigroup Mortgage Loan Trust, Inc.
Series 2005-11, Class A1A (1 Year CMT + 2.400%), 4.810%, 05/25/2035 (C)		$46,312	$46,997
Series 2005-11, Class A2A (1 Year CMT + 2.400%), 4.820%, 10/25/2035 (C)		178,282	182,754
Series 2005-6, Class A1 (1 Year CMT + 2.100%), 4.680%, 09/25/2035 (C)		78,038	79,835
Countrywide Alternative Loan Trust
Series 2005-21CB, Class A3, 5.250%, 06/25/2035		43,426	40,622
Series 2005-56, Class 2A2 (12 month Treasury Average Index + 2.040%), 4.521%, 11/25/2035 (C)		32,207	30,596
Series 2005-56, Class 2A3 (12 month Treasury Average Index + 1.500%), 3.981%, 11/25/2035 (C)		32,185	29,674
Series 2007-11T1, Class A12 (1 month LIBOR + 0.350%), 2.780%, 05/25/2037 (C)		148,383	76,642
Series 2007-16CB, Class 5A1, 6.250%, 08/25/2037		76,044	62,847
Countrywide Home Loan Mortgage Pass Through Trust
Series 2004-12, Class 11A1, 3.869%, 08/25/2034 (H)		13,458	12,854
Series 2004-22, Class A3, 4.289%, 11/25/2034 (H)		57,522	57,949
Series 2005-R2, Class 1AF1 (1 month LIBOR + 0.340%), 2.770%, 06/25/2035 (C)(D)		104,408	100,137
Series 2004-12, Class 12A1, 4.154%, 08/25/2034 (H)		63,788	63,950
Series 2004-25, Class 1A1 (1 month LIBOR + 0.660%), 3.090%, 02/25/2035 (C)		76,294	76,337
Series 2004-25, Class 2A1 (1 month LIBOR + 0.680%), 3.110%, 02/25/2035 (C)		87,087	83,676
Series 2005-HYB9, Class 3A2A (12 month LIBOR + 1.750%), 4.592%, 02/20/2036 (C)		97,122	85,606
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR18, Class 2A3, 4.201%, 07/25/2033 (H)		3,444	3,512
Eurosail PLC, Series 2006-1X, Class A2C (3 month GBP LIBOR + 0.160%), 1.067%, 06/10/2044 (C)	GBP	283,699	356,726
Eurosail-UK PLC, Series 2007-3X, Class A3C (3 month GBP LIBOR + 0.950%), 1.850%, 06/13/2045 (C)		502,052	630,501
First Flexible PLC, Series 7, Class A (3 month GBP LIBOR + 0.240%), 1.146%, 09/15/2033 (C)		39,473	49,899
First Horizon Mortgage Pass Through Trust, Series 2005-AR3, Class 2A1, 4.381%, 08/25/2035 (H)		$18,345	15,270

John Hancock Funds II

Portfolio of Investments — May 31, 2019 (unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)

	Shares or Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
GMACM Mortgage Loan Trust, Series 2004-AR1, Class 22A, 4.788%, 06/25/2034 (H)		$5,000	$5,052
Greenpoint Mortgage Pass-Through Certificates, Series 2003-1, Class A1, 5.223%, 10/25/2033 (H)		2,682	2,716
GS Mortgage Securities Trust, Series 2012-GCJ9, Class XA IO, 1.954%, 11/10/2045		2,505,002	139,790
GSR Mortgage Loan Trust, Series 2003-1, Class A2 (1 Year CMT + 1.750%), 4.300%, 03/25/2033 (C)		18,662	18,901
HarborView Mortgage Loan Trust, Series 2005-4, Class 3A1, 4.409%, 07/19/2035 (H)		11,959	11,308
IndyMac Index Mortgage Loan Trust, Series 2004-AR11, Class 2A, 4.290%, 12/25/2034 (H)		16,918	16,974
JPMorgan Alternative Loan Trust, Series 2006-A6, Class 2A1, 5.500%, 11/25/2036 (H)		2,169	1,548
JPMorgan Mortgage Trust
Series 2003-A2, Class 3A1, 4.323%, 11/25/2033 (H)		23,967	24,671
Series 2006-A1, Class 3A2, 4.344%, 02/25/2036 (H)		224,016	186,679
Series 2007-A1, Class 5A6, 4.684%, 07/25/2035 (H)		71,081	71,411
Ludgate Funding PLC, Series 2006-1X, Class A2A (3 month GBP LIBOR + 0.190%), 1.086%, 12/01/2060 (C)	GBP	279,776	336,561
Merrill Lynch Mortgage Investors Trust, Series 2003-A2, Class 1A1, 4.455%, 02/25/2033 (H)		$25,919	25,225
MRFC Mortgage Pass Through Trust, Series 2000-TBC3, Class A1 (1 month LIBOR + 0.440%), 2.880%, 12/15/2030 (C)		137,544	134,171
Real Estate Asset Liquidity Trust, Series 2018-1A, Class A1, 3.072%, 08/12/2053 (D)	CAD	271,017	203,840
Residential Asset Securitization Trust, Series 2006-R1, Class A2 (1 month LIBOR + 0.400%), 2.830%, 01/25/2046 (C)		$236,266	103,359
Residential Funding Mortgage Securities Trust, Series 2005-SA4, Class 1A21, 4.485%, 09/25/2035 (H)		59,113	49,012
Sequoia Mortgage Trust, Series 5, Class A (1 month LIBOR + 0.700%), 3.141%, 10/19/2026 (C)		26,444	26,790
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-1, Class 4A1, 4.575%, 02/25/2034 (H)		35,313	35,475
Series 2004-12, Class 7A1, 4.448%, 09/25/2034 (H)		35,590	36,166
Series 2004-19, Class 2A1 (12 month Treasury Average Index + 1.400%), 3.881%, 01/25/2035 (C)		244,573	236,787

Global Bond Fund (continued)

	Shares or Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Structured Adjustable Rate Mortgage Loan Trust (continued)
Series 2004-4, Class 3A2, 4.719%, 04/25/2034 (H)		$56,724	$58,739
Structured Asset Mortgage Investments II Trust, Series 2006-AR3, Class 12A1 (1 month LIBOR + 0.220%), 2.650%, 05/25/2036 (C)		720,605	672,956
SWAN Trust, Series 2010-1, Class A (1 month BBSW + 1.300%), 3.325%, 04/25/2041 (C)	AUD	288,893	200,537
Thornburg Mortgage Securities Trust
Series 2007-3, Class 2A1 (12 month LIBOR + 1.250%), 3.895%, 06/25/2047 (C)		$84,232	79,798
Series 2007-3, Class 3A1 (12 month LIBOR + 1.250%), 3.895%, 06/25/2047 (C)		185,535	171,648
Series 2007-3, Class 4A1 (12 month LIBOR + 1.250%), 3.895%, 06/25/2047 (C)		68,736	62,594
Towd Point Mortgage Funding PLC, Series 2019-GR4A, Class A1 (3 month GBP LIBOR + 1.025%), 1.864%, 10/20/2051 (C)(D)	GBP	300,000	380,327
Uropa Securities PLC
Series 2008-1, Class A (3 month GBP LIBOR + 0.200%), 1.107%, 06/10/2059 (C)		242,841	296,015
Series 2008-1, Class B (3 month GBP LIBOR + 0.750%), 1.657%, 06/10/2059 (C)		46,418	55,048
Series 2008-1, Class M1 (3 month GBP LIBOR + 0.350%), 1.257%, 06/10/2059 (C)		55,996	67,386
Series 2008-1, Class M2 (3 month GBP LIBOR + 0.550%), 1.457%, 06/10/2059 (C)		44,207	53,087
WaMu Mortgage Pass-Through Certificates
Series 05-AR16, Class 1A1, 4.243%, 12/25/2035 (H)		$96,484	96,333
Series 2002-AR17, Class 1A (12 month Treasury Average Index + 1.200%), 3.681%, 11/25/2042 (C)		102,106	99,681
Series 2003-AR5, Class A7, 4.695%, 06/25/2033 (H)		16,657	17,153
Series 2005-AR13, Class A1A1 (1 month LIBOR + 0.290%), 2.767%, 10/25/2045 (C)		49,895	49,833
Series 2005-AR2, Class 2A1A (1 month LIBOR + 0.310%), 2.740%, 01/25/2045 (C)		79,294	80,536
Series 2006-AR10, Class 2A1, 3.962%, 09/25/2036 (H)		78,927	77,559
Series 2006-AR17, Class 1A1A (12 month Treasury Average Index + 0.810%), 3.256%, 12/25/2046 (C)		162,416	162,925

John Hancock Funds II

Portfolio of Investments — May 31, 2019 (unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)

	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR5, Class 3A (12 month Treasury Average Index + 0.940%), 3.421%, 07/25/2046 (C)	$140,077	$103,354
Wells Fargo Mortgage Backed Securities Trust
Series 2004-S, Class A1, 4.689%, 09/25/2034 (H)	25,912	26,845
Series 2007-1, Class A4, 5.750%, 02/25/2037	28,309	26,996

		8,070,952
U.S. Government Agency - 0.9%
Federal Home Loan Mortgage Corp.
Series 4579, Class SD IO, 1.777%, 01/15/2038	491,092	30,410
Series T-63, Class 1A1 (12 month Treasury Average Index + 1.200%), 3.460%, 02/25/2045 (C)	75,998	75,889
Federal National Mortgage Association
Series 2006-15, Class FC (1 month LIBOR + 0.130%), 2.560%, 03/25/2036 (C)	70,104	69,658
Series 2006-48, Class TF (1 month LIBOR + 0.400%), 2.830%, 06/25/2036 (C)	34,312	34,353
Series 2006-5, Class 3A2, 4.129%, 05/25/2035 (H)	81,427	85,604
Series 2010-46, Class WF (1 month LIBOR + 0.750%), 3.180%, 05/25/2040 (C)	129,496	131,583

		427,497

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $9,013,491)		$8,498,449

ASSET BACKED SECURITIES - 3.1%
Evans Grove CLO, Ltd., Series 2018-1A, Class A1 (3 month LIBOR + 0.920%) 3.441%, 05/28/2028 (C)(D)	200,000	198,755
Flagship VII, Ltd., Series 2013-7A, Class A1R (3 month LIBOR + 1.120%) 3.712%, 01/20/2026 (C)(D)	488,816	488,868
Palmer Square Loan Funding, Ltd., Series 2018-4A, Class A1 (3 month LIBOR + 0.900%) 3.418%, 11/15/2026 (C)(D)	642,708	643,155
SACO I Trust, Series 2005-10, Class 1A (1 month LIBOR + 0.520%) 2.950%, 06/25/2036 (C)	46,159	43,232
Terwin Mortgage Trust, Series 2003-6HE, Class A1 (1 month LIBOR + 0.940%) 3.370%, 11/25/2033 (C)	14,892	14,550
Venture XVII CLO, Ltd., Series 2014-17A, Class ARR (3 month LIBOR + 0.880%) 3.667%, 04/15/2027 (C)(D)	100,000	99,519

TOTAL ASSET BACKED SECURITIES (Cost $1,464,435)		$1,488,079

Global Bond Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS - 0.0%
United States - 0.0%
Rescap Liquidating Trust (I)	3,662	$6,409

TOTAL COMMON STOCKS (Cost $858)		$6,409

ESCROW SHARES - 0.3%
United States - 0.3%
Lehman Brothers Holdings, Inc.
5.625%, 01/24/2013 (I)	$3,600,000	61,560
6.875%, 05/02/2018 (I)	4,200,000	73,500

TOTAL ESCROW SHARES (Cost $0)		$135,060

PURCHASED OPTIONS - 0.0%
Calls - 0.0%
Exchange Traded Option on Euro-BTP Italian Government Bond Futures (Expiration Date: 8-23-19; Strike Price: EUR 153.00; Notional Amount: 500,000) (I)	5	56
Exchange Traded Option on Euro-OAT Futures (Expiration Date: 8-23-19; Strike Price: EUR 178.00; Notional Amount: 2,600,000) (I)	26	291
Exchange Traded Option on U.K. Long Gilt Bond Futures (Expiration Date: 8-23-19; Strike Price: GBP 155.00; Notional Amount: 1,000,000) (I)	10	1
Over the Counter Option on the EUR vs. USD (Expiration Date: 6-20-19; Strike Price: EUR 1.18; Counterparty: Bank of America NA) (I)(J)	9,000,000	10
Over the Counter Option on the EUR vs. USD (Expiration Date: 6-20-19; Strike Price: EUR 1.18; Counterparty: HSBC Bank USA) (I)(J)	2,800,000	3
Over the Counter Option on the EUR vs. USD (Expiration Date: 6-26-19; Strike Price: EUR 1.19; Counterparty: HSBC Bank USA) (I)(J)	3,000,000	3
Over the Counter Option on the EUR vs. USD (Expiration Date: 6-4-19; Strike Price: EUR 1.17; Counterparty: HSBC Bank USA) (I)(J)	5,000,000	6
Over the Counter Option on the EUR vs. USD (Expiration Date: 7-3-19; Strike Price: EUR 1.19; Counterparty: HSBC Bank USA) (I)(J)	10,000,000	1,117
Over the Counter Option on the USD vs. INR (Expiration Date: 10-16-19; Strike Price: $82.00; Counterparty: HSBC Bank USA) (I)(J)	860,000	155
Over the Counter Option on the USD vs. JPY (Expiration Date: 6-20-19; Strike Price: $115.00; Counterparty: HSBC Bank USA) (I)(J)	1,800,000	2
Over the Counter Option on the USD vs. JPY (Expiration Date: 6-6-19; Strike Price: $118.00; Counterparty: Bank of America NA) (I)(J)	2,000,000	2

		1,646
Puts - 0.0%
Exchange Traded Option on 10-Year U.S. Treasury Note Futures (Expiration Date: 8-23-19; Strike Price: $111.50; Notional Amount: 4,000) (I)	4	0

John Hancock Funds II

Portfolio of Investments — May 31, 2019 (unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)

	Shares or Principal Amount		Value
PURCHASED OPTIONS (continued)
Puts (continued)
Exchange Traded Option on 10-Year U.S. Treasury Note Futures (Expiration Date: 8-23-19; Strike Price: $112.00; Notional Amount: 33,000) (I)		33	$258
Exchange Traded Option on 2-Year U.S. Treasury Note Futures (Expiration Date: 8-23-19; Strike Price: $103.00; Notional Amount: 8,000) (I)		4	34
Exchange Traded Option on 5-Year U.S. Treasury Note Futures (Expiration Date: 8-23-19; Strike Price: $108.00; Notional Amount: 43,000) (I)		43	504
Exchange Traded Option on Euro BOBL Futures (Expiration Date: 8-23-19; Strike Price: EUR 129.50; Notional Amount: 1,100,000) (I)		11	62
Exchange Traded Option on U.S. Ultra Bond Futures (Expiration Date: 8-23-19; Strike Price: $120.00; Notional Amount: 5,000) (I)		5	547

			1,405

TOTAL PURCHASED OPTIONS (Cost $11,014)			$3,051

SHORT-TERM INVESTMENTS - 6.5%
Banker’s acceptance - 1.3%
Bank of Montreal 1.800%, 06/06/2019 *	CAD	200,000	147,928
Royal Bank of Canada 1.800%, 06/10/2019 *		200,000	147,899
The Bank of Nova Scotia 1.813%, 06/10/2019 *		200,000	147,899
The Toronto-Dominion Bank 1.800%, 06/10/2019 *		200,000	147,899

			591,625

U.S. Government - 0.1%
U.S. Treasury Bill 2.376%, 07/05/2019 (A) *		$53,000	52,892
Foreign government - 4.6%
Japan Treasury Discount Bill
(0.195%), 07/01/2019 *	JPY	5,000,000	46,146
(0.173%), 07/22/2019 *		167,000,000	1,541,400
(0.157%), 07/16/2019 *		33,000,000	304,580
(0.152%), 08/05/2019 *		33,000,000	304,606

			2,196,732
Repurchase agreement - 0.5%
Repurchase Agreement with State Street Corp. dated 5-31-19 at 1.300% to be repurchased at $228,025 on 6-3-19, collateralized by $235,000 U.S. Treasury Notes, 2.375% due 3-15-21 (valued at $237,231, including interest)		$228,000	228,000

TOTAL SHORT-TERM INVESTMENTS (Cost $3,022,723)			$3,069,249

Total Investments (Global Bond Fund) (Cost $65,678,346) - 137.9%			$65,486,359
Other assets and liabilities, net - (37.9%)			(17,985,243)

TOTAL NET ASSETS - 100.0%			$47,501,116

Global Bond Fund (continued)

	Shares or Principal Amount		Value
SALE COMMITMENTS OUTSTANDING - (0.7%)
U.S. Government Agency - (0.7)%
Federal National Mortgage Association 4.500%, TBA (B)		$(300,000)	$(313,361)

TOTAL SALE COMMITMENTS OUTSTANDING (Cost $(312,609))			$(313,361)

SECURITIES SOLD SHORT - (1.5%)
Foreign government - (1.5)%
Government of Canada 2.750%, 12/01/2048	CAD	(800,000)	(725,067)

TOTAL SECURITIES SOLD SHORT (Cost $(699,135))			$(725,067)

Currency Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
INR	Indian Rupee
JPY	Japanese Yen
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
SEK	Swedish Krona

Security Abbreviations and Legend

BBSW	Bank Bill Swap Rate
CMT	Constant Maturity Treasury
CPI	Consumer Price Index
EURIBOR	Euro Interbank Offered Rate
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(B)	Security purchased or sold on a when-issued or delayed delivery basis.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $8,746,161 or 18.4% of the fund’s net assets as of 5-31-19.
(E)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(F)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(G)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(H)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(I)	Non-income producing security.
(J)	For this type of option, notional amounts are equivalent to number of contracts.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

John Hancock Funds II

Portfolio of Investments — May 31, 2019 (unaudited) (showing percentage of total net assets)

DERIVATIVES

FUTURES

Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	35	Long	Sep 2019	$4,369,798	$4,436,250	$66,452
2-Year U.S. Treasury Note Futures	4	Long	Sep 2019	855,193	858,688	3,495
3-Month Sterling Futures	61	Long	Sep 2019	9,528,946	9,562,785	33,839
3-Year Australian Treasury Bond Futures	20	Long	Jun 2019	1,567,731	1,587,701	19,970
5-Year U.S. Treasury Note Futures	43	Long	Sep 2019	4,997,028	5,046,789	49,761
Euro-Buxl Futures	3	Long	Jun 2019	610,771	661,777	51,006
German Euro BOBL Futures	11	Long	Sep 2019	1,641,249	1,644,959	3,710
Ultra U.S. Treasury Bond Futures	5	Long	Sep 2019	842,976	878,906	35,930
10-Year Australian Treasury Bond Futures	2	Short	Jun 2019	(191,693)	(196,753)	(5,060)
3-Month Sterling Futures	61	Short	Sep 2020	(9,503,322)	(9,562,785)	(59,463)
Euro SCHATZ Futures	1	Short	Sep 2019	(125,187)	(125,233)	(46)
Euro-BTP Italian Government Bond Futures	5	Short	Jun 2019	(722,356)	(726,594)	(4,238)
Euro-OAT Futures	27	Short	Sep 2019	(4,871,608)	(4,885,509)	(13,901)
German Euro BUND Futures	6	Short	Jun 2019	(1,105,977)	(1,128,366)	(22,389)
German Euro BUND Futures	1	Short	Sep 2019	(190,887)	(190,787)	100
U.K. Long Gilt Bond Futures	10	Short	Sep 2019	(1,629,102)	(1,639,100)	(9,998)

						$149,168

^	Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

FORWARD FOREIGN CURRENCY CONTRACTS

Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	155,000	USD	107,977	BNP	6/5/2019	—	($450)
AUD	118,000	USD	81,990	CITI	6/5/2019	—	(131)
AUD	68,000	USD	47,166	CITI	7/3/2019	$48	—
AUD	430,046	USD	300,614	MSI	8/15/2019	—	(1,655)
CAD	985,625	USD	731,566	BOA	6/4/2019	—	(2,321)
CAD	199,000	USD	148,051	BNP	6/4/2019	—	(814)
CAD	687,000	USD	513,181	CITI	6/4/2019	—	(4,883)
CAD	187,000	USD	139,333	GSI	6/4/2019	—	(975)
CAD	385,000	USD	286,546	JPM	6/4/2019	—	(1,692)
CAD	9,000	USD	6,683	MSI	6/4/2019	—	(24)
CAD	255,000	USD	189,770	CITI	6/5/2019	—	(1,095)
CAD	94,000	USD	69,752	MSI	6/5/2019	—	(202)
CAD	1,261,625	USD	935,915	HUS	7/2/2019	—	(1,771)
CHF	145,000	USD	142,743	HUS	6/5/2019	2,089	—
CHF	95,000	USD	94,628	JPM	6/5/2019	263	—
CHF	97,000	USD	96,292	SCB	6/5/2019	596	—
CHF	267,000	USD	267,736	MSI	8/15/2019	743	—
CNY	1,024,000	USD	151,809	BOA	6/19/2019	—	(4,138)
CNY	9,486,247	USD	1,414,169	CITI	6/19/2019	—	(46,158)
CNY	4,600,246	USD	672,497	HUS	6/19/2019	—	(9,096)
CNY	497,000	USD	73,905	JPM	6/19/2019	—	(2,233)
CNY	2,233,404	USD	332,000	SCB	6/19/2019	—	(9,921)
CNY	3,059,000	USD	446,524	BNP	7/12/2019	—	(5,506)
CNY	3,059,000	USD	446,068	CITI	7/12/2019	—	(5,051)
CNY	22,033,802	USD	3,210,423	HUS	7/12/2019	—	(33,801)
CNY	248,602	USD	35,878	DB	9/18/2019	—	(82)
COP	195,424,000	USD	62,000	BNP	6/11/2019	—	(4,170)
COP	6,105,577,085	USD	1,954,882	CITI	6/11/2019	—	(148,128)
COP	301,109,150	USD	95,000	GSI	6/11/2019	—	(5,896)
COP	271,533,820	USD	86,000	JPM	6/11/2019	—	(5,648)
COP	1,556,340,768	USD	492,000	RBC	6/11/2019	—	(31,450)
COP	1,171,476,050	USD	346,912	CITI	7/24/2019	—	(1,108)
CZK	1,029,991	USD	44,984	SCB	8/20/2019	—	(380)
DKK	1,970,000	USD	298,678	CITI	7/1/2019	—	(3,252)
DKK	4,560,000	USD	691,413	JPM	7/1/2019	—	(7,583)

John Hancock Funds II

Portfolio of Investments — May 31, 2019 (unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)
FORWARD FOREIGN CURRENCY CONTRACTS (continued)

Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
EUR	1,170,784	RON	5,693,283	BOA	7/26/2019	—	($24,367)
EUR	115,011	RON	570,431	BOA	3/16/2020	—	(1,367)
EUR	100,142	RON	497,280	BNP	3/16/2020	—	(1,329)
EUR	100,877	RON	500,854	CITI	3/16/2020	—	(1,321)
EUR	100,970	RON	501,659	MSI	3/16/2020	—	(1,403)
EUR	21,000	TRY	136,028	CITI	6/7/2019	$170	—
EUR	3,100	TRY	20,305	JPM	6/7/2019	—	(14)
EUR	22,000	TRY	149,710	NOM	9/5/2019	456	—
EUR	295,452	USD	330,358	BNP	6/5/2019	—	(266)
EUR	84,000	USD	94,546	SCB	6/5/2019	—	(698)
EUR	12,274,000	USD	14,312,561	CITI	6/19/2019	—	(583,374)
EUR	565,000	USD	636,647	CITI	8/15/2019	—	(1,669)
EUR	10,000	USD	11,269	HUS	8/15/2019	—	(30)
EUR	5,547,095	USD	6,276,921	UBS	8/15/2019	—	(42,790)
EUR	16,000	USD	20,456	MSI	6/28/2021	—	(1,636)
GBP	41,000	USD	53,297	JPM	6/4/2019	—	(1,463)
GBP	2,051,833	USD	2,593,112	SCB	6/4/2019	917	—
GBP	136,000	USD	173,946	BNP	6/5/2019	—	(1,999)
GBP	74,000	USD	95,993	GSI	6/5/2019	—	(2,434)
GBP	110,000	USD	143,998	MSI	6/5/2019	—	(4,923)
GBP	186,000	USD	234,916	SCB	7/3/2019	589	—
HKD	927,917	USD	118,266	BOA	6/19/2019	118	—
HKD	4,032,000	USD	514,539	UBS	6/19/2019	—	(135)
HKD	2,799,000	USD	357,001	HUS	8/12/2019	325	—
HUF	69,912,000	USD	254,013	JPM	7/11/2019	—	(13,070)
IDR	43,176,000	USD	3,000	BARC	6/19/2019	13	—
IDR	416,266,000	USD	29,000	BNP	6/19/2019	52	—
IDR	704,571,000	USD	49,000	CITI	6/19/2019	173	—
IDR	2,179,696,000	USD	151,000	HUS	6/19/2019	1,124	—
IDR	1,252,191,000	USD	87,000	JPM	6/19/2019	392	—
IDR	717,450,000	USD	50,000	NOM	6/19/2019	72	—
IDR	26,370,396,840	USD	1,847,572	SCB	6/19/2019	—	(7,145)
IDR	5,866,765,900	USD	400,407	SCB	9/18/2019	2,884	—
ILS	680,321	USD	188,768	BOA	6/14/2019	—	(978)
INR	28,482,000	USD	408,138	BNP	6/3/2019	550	—
INR	28,482,000	USD	408,227	JPM	6/3/2019	461	—
INR	52,355,250	USD	750,000	BOA	6/19/2019	1,430	—
INR	5,881,260	USD	84,000	GSI	6/19/2019	411	—
INR	44,554,440	USD	620,000	HUS	6/19/2019	19,469	—
INR	53,348,535	USD	761,000	RBC	6/19/2019	4,686	—
INR	16,746,348	USD	239,000	UBS	6/19/2019	1,352	—
INR	28,558,040	USD	407,914	GSI	6/28/2019	1,509	—
INR	121,663,675	USD	1,678,002	HUS	10/18/2019	42,329	—
INR	29,792,280	USD	406,000	HUS	4/27/2020	6,293	—
INR	29,681,880	USD	404,000	BNP	5/4/2020	6,467	—
JPY	15,933,000	USD	145,053	CITI	6/5/2019	1,989	—
JPY	25,807,000	USD	237,313	SCB	6/5/2019	854	—
JPY	670,576,000	USD	6,158,505	BNP	8/15/2019	64,460	—
JPY	7,800,000	USD	71,714	CITI	8/15/2019	670	—
JPY	13,000,000	USD	119,786	HUS	8/15/2019	854	—
KRW	3,421,200	USD	3,000	BNP	6/19/2019	—	(121)
KRW	44,479,500	USD	39,000	CITI	6/19/2019	—	(1,573)
KRW	619,295,457	USD	545,514	GSI	6/19/2019	—	(24,418)
KRW	2,856,895,434	USD	2,525,776	HUS	6/19/2019	—	(121,886)
KRW	36,386,130	USD	32,000	SCB	6/19/2019	—	(1,383)
KRW	670,023,140	USD	565,134	BNP	9/18/2019	602	—
MXN	9,493,699	USD	482,036	BNP	6/26/2019	499	—
MXN	82,649,763	USD	4,245,046	CITI	6/26/2019	—	(44,215)
MXN	264,000	USD	13,415	JPM	6/26/2019	4	—
MXN	9,516,000	USD	485,270	BNP	8/14/2019	—	(5,478)
MXN	23,806,000	USD	1,200,968	GSI	8/14/2019	—	(682)
MXN	9,639,462	USD	491,351	CITI	10/16/2019	—	(10,497)
MYR	2,924,352	USD	719,044	GSI	6/19/2019	—	(19,667)
NOK	793,000	USD	90,747	BNP	6/5/2019	—	(132)
NOK	1,228,000	USD	140,292	CITI	6/5/2019	29	—
NOK	2,000	USD	229	HUS	6/5/2019	—	(1)

John Hancock Funds II

Portfolio of Investments — May 31, 2019 (unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)
FORWARD FOREIGN CURRENCY CONTRACTS (continued)

Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
NOK	867,000	USD	99,243	SCB	6/5/2019	—	($172)
NOK	415,000	USD	47,663	CITI	8/15/2019	—	(127)
NZD	84,000	USD	55,725	CITI	6/4/2019	—	(773)
NZD	146,000	USD	95,973	BNP	6/5/2019	—	(460)
PEN	558,275	USD	169,000	CITI	6/14/2019	—	(4,003)
PEN	457,008	USD	136,441	CITI	6/17/2019	—	(1,394)
PEN	157,356	USD	47,000	BNP	6/24/2019	—	(518)
PEN	60,714	USD	18,000	BNP	9/3/2019	—	(132)
PLN	1,476,282	USD	390,107	CITI	6/12/2019	—	(4,846)
PLN	1,336,000	USD	352,147	MSI	6/12/2019	—	(3,495)
RON	618,000	USD	144,163	CITI	10/22/2019	$602	—
RON	6,085,000	USD	1,426,739	UBS	10/22/2019	—	(1,346)
SEK	447,000	USD	46,955	GSI	6/5/2019	168	—
SEK	2,805,000	USD	291,939	JPM	6/5/2019	3,770	—
SEK	1,363,000	USD	142,863	MSI	6/5/2019	827	—
SEK	453,629	USD	47,770	JPM	7/3/2019	156	—
SGD	686,952	USD	507,966	BARC	6/19/2019	—	(7,795)
SGD	64,000	USD	47,226	HUS	6/19/2019	—	(627)
SGD	238,000	USD	174,805	JPM	6/19/2019	—	(1,517)
THB	27,802,734	USD	889,688	BNP	6/19/2019	—	(10,870)
THB	5,478,596	USD	172,756	JPM	9/18/2019	777	—
TRY	237,769	EUR	36,000	CITI	6/7/2019	493	—
TRY	12,946	EUR	2,000	MSI	6/7/2019	—	(18)
TRY	40,707	EUR	6,000	BNP	9/5/2019	—	(144)
TRY	108,689	EUR	16,000	CITI	9/5/2019	—	(363)
TWD	3,707,130	USD	117,874	HUS	6/10/2019	—	(391)
TWD	2,069,577	USD	65,801	HUS	6/19/2019	—	(196)
TWD	1,501,000	USD	47,688	JPM	6/19/2019	—	(106)
TWD	20,516,156	USD	667,235	SCB	6/19/2019	—	(16,879)
USD	142,455	AUD	205,000	BNP	6/5/2019	242	—
USD	47,125	AUD	68,000	CITI	6/5/2019	—	(48)
USD	884,452	CAD	1,191,000	BNP	6/4/2019	3,254	—
USD	935,230	CAD	1,261,625	HUS	6/4/2019	1,777	—
USD	236,893	CAD	319,000	GSI	6/5/2019	865	—
USD	22,351	CAD	30,000	SCB	6/5/2019	154	—
USD	148,633	CAD	200,000	BNP	6/6/2019	650	—
USD	445,941	CAD	600,000	BNP	6/10/2019	1,951	—
USD	189,578	CHF	192,000	BNP	6/5/2019	—	(2,200)
USD	144,409	CHF	145,000	JPM	6/5/2019	—	(424)
USD	94,885	CHF	95,000	JPM	7/3/2019	—	(263)
USD	73,836	CNY	502,000	BOA	6/19/2019	1,442	—
USD	26,907	CNY	187,000	BNP	6/19/2019	—	(61)
USD	607,250	CNY	4,070,000	CITI	6/19/2019	20,315	—
USD	629,896	CNY	4,261,798	GSI	6/19/2019	15,302	—
USD	329,624	CNY	2,217,000	HUS	6/19/2019	9,911	—
USD	625,818	CNY	4,302,235	JPM	6/19/2019	5,393	—
USD	272,209	CNY	1,882,864	MSI	6/19/2019	681	—
USD	62,148	CNY	418,000	UBS	6/19/2019	1,868	—
USD	382,111	CNY	2,611,838	BOA	7/12/2019	5,561	—
USD	466,044	CNY	3,141,137	CITI	7/12/2019	13,185	—
USD	3,120,406	CNY	21,290,827	HUS	7/12/2019	50,898	—
USD	162,828	CNY	1,108,000	JPM	7/12/2019	3,087	—
USD	370,736	CNY	2,576,246	HUS	9/18/2019	—	(212)
USD	16,000	COP	52,696,000	BNP	6/11/2019	406	—
USD	486,722	COP 1,635,597,050		CITI	6/11/2019	2,719	—
USD	1,359,911	COP 4,260,392,740		HUS	6/11/2019	99,181	—
USD	578,000	COP 1,821,009,808		NWM	6/11/2019	39,129	—
USD	206,000	COP	660,289,225	RBC	6/11/2019	10,608	—
USD	45,295	DKK	300,000	BARC	7/1/2019	306	—
USD	314,130	DKK	2,060,000	CITI	7/1/2019	5,207	—
USD	30,349	DKK	200,000	JPM	7/1/2019	357	—
USD	3,108,078	DKK	20,462,761	MSI	7/1/2019	39,427	—
USD	14,300	DKK	95,000	NWM	7/1/2019	54	—
USD	237,108	EUR	211,452	HUS	6/5/2019	865	—
USD	187,804	EUR	168,000	JPM	6/5/2019	107	—
USD	65,891,402	EUR	58,274,000	BOA	6/19/2019	708,503	—

John Hancock Funds II

Portfolio of Investments — May 31, 2019 (unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)
FORWARD FOREIGN CURRENCY CONTRACTS (continued)

Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	188,581	EUR	168,452	BNP	7/3/2019	—	($70)
USD	323,376	EUR	288,000	CITI	8/15/2019	—	(295)
USD	297,923	EUR	265,000	JPM	8/15/2019	$101	—
USD	2,706,367	GBP	2,092,833	CITI	6/4/2019	60,504	—
USD	174,802	GBP	134,000	HUS	6/5/2019	5,384	—
USD	234,570	GBP	186,000	SCB	6/5/2019	—	(592)
USD	411,441	GBP	307,000	CITI	6/18/2019	23,039	—
USD	2,596,999	GBP	2,051,833	SCB	7/2/2019	—	(805)
USD	461,723	HKD	3,617,000	CITI	6/19/2019	265	—
USD	171,464	HKD	1,343,000	HUS	6/19/2019	123	—
USD	705,126	HKD	5,515,679	HUS	8/12/2019	984	—
USD	124,405	HKD	973,000	UBS	8/12/2019	190	—
USD	149,968	HUF	41,382,000	BOA	6/14/2019	7,625	—
USD	26,083	HUF	7,418,000	HUS	6/14/2019	568	—
USD	25,894	HUF	7,349,000	SCB	6/14/2019	615	—
USD	541,000	IDR	7,752,367,700	BARC	6/19/2019	—	(49)
USD	247,000	IDR	3,590,680,240	BNP	6/19/2019	—	(3,599)
USD	16,000	IDR	232,880,000	CITI	6/19/2019	—	(253)
USD	812,000	IDR	11,639,567,000	HUS	6/19/2019	—	(342)
USD	180,000	IDR	2,601,486,000	MSI	6/19/2019	—	(1,561)
USD	407,188	IDR	5,866,765,900	SCB	6/19/2019	—	(2,262)
USD	108,884	ILS	391,000	GSI	6/14/2019	956	—
USD	29,989	ILS	107,000	JPM	6/14/2019	454	—
USD	404,000	INR	28,482,000	BNP	6/3/2019	—	(4,688)
USD	408,138	INR	28,482,000	JPM	6/3/2019	—	(550)
USD	1,422,182	INR	102,653,123	BNP	6/19/2019	—	(51,149)
USD	740,564	INR	51,832,055	HUS	6/19/2019	—	(3,357)
USD	259,000	INR	18,400,655	MSI	6/19/2019	—	(5,096)
USD	404,949	INR	28,558,040	HUS	6/28/2019	—	(4,473)
USD	406,045	INR	28,482,000	JPM	7/8/2019	—	(1,774)
USD	1,489,000	INR	107,759,123	HUS	10/18/2019	—	(34,720)
USD	410,645	INR	29,792,280	GSI	4/27/2020	—	(1,648)
USD	141,627	JPY	15,471,000	BNP	6/5/2019	—	(1,151)
USD	144,817	JPY	15,776,000	CITI	6/5/2019	—	(776)
USD	47,150	JPY	5,217,000	GSI	6/5/2019	—	(996)
USD	47,529	JPY	5,276,000	MSI	6/5/2019	—	(1,162)
USD	44,901	JPY	5,000,000	RBC	7/1/2019	—	(1,341)
USD	237,860	JPY	25,807,000	SCB	7/3/2019	—	(851)
USD	302,323	JPY	33,000,000	CITI	7/16/2019	—	(3,227)
USD	1,507,845	JPY	167,000,000	CITI	7/22/2019	—	(39,128)
USD	302,789	JPY	33,000,000	CITI	8/5/2019	—	(3,226)
USD	69,783	JPY	7,600,000	CITI	8/15/2019	—	(746)
USD	220,517	JPY	24,100,000	GSI	8/15/2019	—	(3,132)
USD	899,398	JPY	98,500,000	HUS	8/15/2019	—	(14,685)
USD	563,277	KRW	670,023,140	BNP	6/19/2019	—	(504)
USD	185,131	KRW	214,551,833	MSI	6/19/2019	4,600	—
USD	1,622,000	KRW	1,829,816,922	RBC	6/19/2019	82,329	—
USD	747,000	KRW	846,085,826	UBS	6/19/2019	35,074	—
USD	500,232	MXN	9,639,462	CITI	6/26/2019	10,288	—
USD	1,210,173	MXN	23,806,000	GSI	6/26/2019	188	—
USD	2,666,251	MXN	52,168,000	HUS	6/26/2019	14,715	—
USD	355,041	MXN	6,794,000	SCB	6/26/2019	9,723	—
USD	1,688,587	MXN	33,322,000	CITI	8/14/2019	8,509	—
USD	13,305	MXN	264,000	JPM	8/14/2019	—	(5)
USD	287,000	MYR	1,176,156	BARC	6/19/2019	5,715	—
USD	210,000	MYR	859,110	MSI	6/19/2019	4,538	—
USD	76,000	MYR	309,928	UBS	6/19/2019	1,879	—
USD	188,715	NOK	1,641,000	BNP	6/5/2019	1,201	—
USD	142,765	NOK	1,249,000	CITI	6/5/2019	44	—
USD	140,444	NOK	1,228,000	CITI	7/3/2019	—	(25)
USD	344	NOK	3,000	CITI	8/15/2019	1	—
USD	47,174	NZD	72,000	BNP	6/5/2019	72	—
USD	48,416	NZD	74,000	CITI	6/5/2019	5	—
USD	149,939	PEN	496,328	CITI	6/17/2019	3,273	—
USD	330,094	PEN	1,092,446	BNP	7/17/2019	7,797	—
USD	369,807	PLN	1,422,000	CITI	6/12/2019	—	(1,289)

John Hancock Funds II

Portfolio of Investments —   May 31, 2019 (unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)
FORWARD FOREIGN CURRENCY CONTRACTS (continued)

Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	262,630	PLN	998,000	HUS	6/12/2019	$2,184	—
USD	162,053	PLN	614,982	JPM	6/12/2019	1,563	—
USD	322,753	SEK	3,093,371	CITI	6/5/2019	—	($3,356)
USD	110,729	SEK	1,068,000	GSI	6/5/2019	—	(1,861)
USD	47,667	SEK	453,629	JPM	6/5/2019	—	(156)
USD	8,442	SEK	80,000	GSI	6/11/2019	5	—
USD	1,253,910	SEK	12,003,263	GSI	8/15/2019	—	(18,228)
USD	93	SEK	883	MSI	8/15/2019	—	(1)
USD	150,946	SGD	204,000	CITI	6/19/2019	2,413	—
USD	120,425	SGD	164,000	GSI	6/19/2019	1,017	—
USD	203,563	SGD	275,000	HUS	6/19/2019	3,334	—
USD	397,082	SGD	538,000	JPM	6/19/2019	5,363	—
USD	352,000	THB	11,140,558	BNP	6/19/2019	—	(142)
USD	172,446	THB	5,478,596	JPM	6/19/2019	—	(728)
USD	352,000	THB	11,183,581	MSI	6/19/2019	—	(1,502)
USD	25,097	TRY	146,328	BOA	6/7/2019	37	—
USD	21,883	TRY	127,000	BNP	6/7/2019	133	—
USD	22,000	TRY	139,205	CITI	6/7/2019	—	(1,840)
USD	14,000	TRY	85,517	GSI	6/7/2019	—	(646)
USD	20,000	TRY	121,864	HUS	6/7/2019	—	(871)
USD	38,538	TRY	229,013	JPM	6/7/2019	—	(683)
USD	23,614	TRY	138,853	SCB	6/7/2019	—	(166)
USD	37,000	TWD	1,142,745	CITI	6/10/2019	785	—
USD	83,000	TWD	2,564,385	GSI	6/10/2019	1,732	—
USD	95,000	TWD	2,939,585	BNP	6/19/2019	1,816	—
USD	688,429	TWD	21,147,148	SCB	6/19/2019	18,069	—
USD	184,554	TWD	5,776,707	HUS	11/21/2019	677	—
USD	47,914	TWD	1,501,000	JPM	11/21/2019	136	—
ZAR	5,094,000	USD	347,475	MSI	7/8/2019	776	—

						$1,546,939	($1,541,165)

WRITTEN OPTIONS

Options on exchange-traded futures contracts

Name of issuer	Exercise price		Expiration date	Number of contracts	Notional amount	Premium	Value
Calls
10-Year U.S. Treasury Note Futures	USD	127.00	Jul 2019	3	3,000	$1,215	$(2,625)
5-Year U.S. Treasury Note Futures	USD	116.50	Jun 2019	5	5,000	970	(5,000)

						$2,185	$(7,625)
Puts
10-Year U.S. Treasury Note Futures	USD	124.50	Jul 2019	3	3,000	1,074	(563)
5-Year U.S. Treasury Note Futures	USD	115.25	Jun 2019	5	5,000	828	(59)

						$1,902	$(622)
						$4,087	$(8,247)

Foreign currency options

Description	Counterparty (OTC)	Exercise price		Expiration date	Notional amount*	Premium	Value
Calls
Euro versus Turkish Lira	NOM	EUR	7.30	Sep 2019	108,000	$3,027	$(2,927)
U.S. Dollar versus Chinese Yuan Renminbi	CITI	USD	6.78	Jun 2019	100,000	576	(2,159)
U.S. Dollar versus Chinese Yuan Renminbi	GSI	USD	6.80	Jun 2019	100,000	643	(1,934)
U.S. Dollar versus Chinese Yuan Renminbi	GSI	USD	6.87	Jun 2019	100,000	851	(1,008)

						$5,097	$(8,028)
Puts
British Pound versus U.S. Dollar	CITI	GBP	1.31	Jun 2019	133,000	4,222	(6,633)
U.S. Dollar versus Chinese Yuan Renminbi	CITI	USD	6.78	Jun 2019	100,000	567	—
U.S. Dollar versus Chinese Yuan Renminbi	GSI	USD	6.80	Jun 2019	100,000	643	—
U.S. Dollar versus Chinese Yuan Renminbi	GSI	USD	6.87	Jun 2019	100,000	851	(34)

John Hancock Funds II

Portfolio of Investments —   May 31, 2019 (unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)

Foreign currency options (continued)

Description	Counterparty (OTC)	Exercise price		Expiration date	Notional amount*	Premium	Value
U.S. Dollar versus Indian Rupee	HUS	USD	72.00	Oct 2019	290,000	$5,488	$(7,802)

						$11,771	$(14,469)
						$16,868	$(22,497)

*	For this type of option, notional amounts are equivalent to number of contracts.

Credit default swaptions

Description	Counterparty (OTC)	Index	Buy/sell protection	Exercise rate	Expiration date	Notional amount*		Premium	Value
Puts
5-Year Credit Default Swap	DB	CDX.NA.IG.32	Sell	0.950%	Sep 2019	USD	800,000	$880	$(1,479)
5-Year Credit Default Swap	GSI	CDX.NA.IG.31	Sell	2.400%	Sep 2019	USD	600,000	1,020	(42)
5-Year Credit Default Swap	GSI	iTraxx Europe Series 30 Version 2	Sell	2.400%	Sep 2019	EUR	700,000	1,352	(14)
5-Year Credit Default Swap	GSI	CDX.NA.IG.32	Sell	0.950%	Sep 2019	USD	100,000	119	(185)

								$3,371	$(1,720)

*	For this type of option, notional amounts are equivalent to number of contracts.

Inflation floors

Description	Counterparty (OTC)	Initial index	Exercise index	Expiration date	Notional amount*		Premium	Value
CPURNSA Index	CITI	217.965	Maximum of ((1+0.0%)[10] - (Final Index/Index Initial)) or $ 0	Sep 2020	USD	1,600,000	$20,640	—

							$20,640	—

*	For this type of option, notional amounts are equivalent to number of contracts.

SWAPS

Interest rate swaps

Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
BARC	2,900,000	CNY	CNY CNREPOFIX Reuters	Fixed 2.935%	Quarterly	Quarterly	Apr 2024	—	$(820)	$(820)
BNP	800,000	ILS	ILS TELBOR Reuters	Fixed 1.180%	Annual	Quarterly	Jan 2024	—	4,383	4,383
BNP	100,000	ILS	ILS TELBOR Reuters	Fixed 1.786%	Annual	Quarterly	May 2029	—	611	611
BOA	326,400,000	KRW	KRW CD KSDA Bloomberg	Fixed 1.725%	Quarterly	Quarterly	Mar 2024	—	3,274	3,274
CITI	200,000	ILS	ILS TELBOR Reuters	Fixed 1.755%	Annual	Quarterly	Apr 2029	—	1,070	1,070
DB	2,600,000	CNY	CNY CNREPOFIX Reuters	Fixed 3.023%	Quarterly	Quarterly	Jun 2024	—	543	543
GSCM	377,100,000	KRW	KRW CD KSDA Bloomberg	Fixed 1.785%	Quarterly	Quarterly	Mar 2029	—	9,553	9,553
GSCM	100,000	ILS	ILS TELBOR Reuters	Fixed 1.779%	Annual	Quarterly	Apr 2029	—	596	596
GSI	2,700,000	CNY	CNY CNREPOFIX Reuters	Fixed 3.786%	Annual	Quarterly	Jun 2024	—	4,023	4,023
HUS	100,000	ILS	ILS TELBOR Reuters	Fixed 1.785%	Annual	Quarterly	Apr 2029	—	621	621
JPM	200,000	ILS	ILS TELBOR Reuters	Fixed 1.775%	Annual	Quarterly	Apr 2029	$90	1,099	1,189

								$90	$24,953	$25,043
Centrally cleared	28,300,000	BRL	Fixed 6.450%	BRL CDI	Annual	Annual	Jan 2020	(276)	(7,004)	(7,280)
Centrally cleared	14,100,000	USD	Fixed 1.750%	USD LIBOR BBA	Semi-Annual	Quarterly	Jun 2020	145,368	(109,581)	35,787
Centrally cleared	5,300,000	GBP	GBP LIBOR BBA	Fixed 1.500%	At Maturity	Quarterly	Dec 2020	15,025	31,256	46,281
Centrally cleared	7,100,000	USD	USD LIBOR BBA	Fixed 2.750%	Semi-Annual	Quarterly	Nov 2020	(16,891)	140,172	123,281
Centrally cleared	500,000	BRL	BRL CDI	Fixed 8.880%	At Maturity At Maturity		Jan 2021	(2,544)	9,298	6,754
Centrally cleared	900,000	USD	USD LIBOR BBA	Fixed 3.000%	Semi-Annual	Quarterly	Jun 2021	9,491	8,750	18,241
Centrally cleared	120,000,000	JPY	Fixed 0.000%	JPY LIBOR BBA	Semi-Annual	Semi-Annual	Jun 2021	(688)	(286)	(974)
Centrally cleared	1,600,000	USD	Fixed 1.750%	USD LIBOR BBA	Semi-Annual	Quarterly	Jun 2021	31,021	(27,531)	3,490
Centrally cleared	800,000	GBP	GBP LIBOR BBA	Fixed 1.000%	Semi-Annual	Semi-Annual	Sep 2021	(2,906)	5,275	2,369
Centrally cleared	3,500,000	EUR	EUR EURIBOR Reuters	Fixed 0.000%	Annual	Semi-Annual	Sep 2021	9,854	11,811	21,665
Centrally cleared	5,300,000	GBP	Fixed 1.500%	GBP LIBOR BBA	At Maturity	Quarterly	Dec 2021	(2,316)	(41,532)	(43,848)
Centrally cleared	5,900,000	USD	1 Month LIBOR + 0.084%	USD LIBOR BBA	Quarterly	Quarterly	Jun 2022	—	4,232	4,232
Centrally cleared	4,200,000	USD	1 Month LIBOR + 0.070%	USD LIBOR BBA	Quarterly	Quarterly	Jun 2022	—	4,569	4,569
Centrally cleared	2,100,000	USD	1 Month LIBOR + 0.085%	USD LIBOR BBA	Quarterly	Quarterly	Jun 2022	(96)	1,554	1,458
Centrally cleared	5,800,000	MXN	MXN TIIE Banxico	Fixed 5.825%	Monthly	Monthly	Jan 2023	(19,520)	(109)	(19,629)
Centrally cleared	1,100,000	ZAR	ZAR JIBAR SAFEX	Fixed 7.250%	Quarterly	Quarterly	Jun 2023	(1,375)	1,696	321
Centrally cleared	100,000	USD	Fixed 2.460%	USD LIBOR BBA	Semi-Annual	Quarterly	Apr 2024	(180)	(2,264)	(2,444)
Centrally cleared	3,100,000	EUR	EUR EURIBOR Reuters	Fixed 0.500%	Annual	Semi-Annual	Jun 2024	22,548	81,893	104,441
Centrally cleared	500,000	USD	USD LIBOR BBA	Fixed 3.000%	Semi-Annual	Quarterly	Jun 2019	13,660	11,959	25,619
Centrally cleared	1,400,000	GBP	GBP LIBOR BBA	Fixed 1.500%	Semi-Annual	Semi-Annual	Jun 2024	24,796	22,362	47,158

John Hancock Funds II

Portfolio of Investments — May 31, 2019 (unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)

Interest rate swaps (continued)

Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	60,000,000	JPY	Fixed 0.000%	JPY LIBOR BBA	Semi-Annual	Semi-Annual	Jun 2024	$(998)	$(223)	$(1,221)
Centrally cleared	3,800,000	EUR	EUR EURIBOR Reuters	Fixed 0.250% USD Federal Funds Rate	Annual	Semi-Annual	Sep 2024	16,755	51,548	68,303
Centrally cleared	600,000	USD	Fixed 2.710%	Compounded OIS USD Federal Funds Rate	Annual	Annual	Apr 2025	—	(33,834)	(33,834)
Centrally cleared	600,000	USD	Fixed 2.684%	Compounded OIS	Annual	Annual	Apr 2025	(16)	(32,922)	(32,938)
Centrally cleared	1,900,000	USD	Fixed 3.000%	USD LIBOR BBA	Semi-Annual	Quarterly	Jun 2026	(54,300)	(72,564)	(126,864)
Centrally cleared	1,400,000	CZK	CZK PRIBOR PRBO	Fixed 1.913%	Annual	Semi-Annual	Jan 2029	—	1,214	1,214
Centrally cleared	2,800,000	EUR	EUR EURIBOR Reuters	Fixed 1.000%	Annual	Semi-Annual	Mar 2029	(13,365)	56,098	42,733
Centrally cleared	300,000	EUR	EUR EURIBOR Reuters	Fixed 1.000%	Annual	Semi-Annual	Jun 2029	19,058	3,241	22,299
Centrally cleared	550,000	GBP	GBP LIBOR BBA	Fixed 1.500%	Semi-Annual	Semi-Annual	Jun 2029	5,183	20,911	26,094
Centrally cleared	2,100,000	USD	Fixed 3.000%	USD LIBOR BBA	Semi-Annual	Quarterly	Jun 2029	(27,830)	(146,210)	(174,040)
Centrally cleared	600,000	USD	USD LIBOR BBA	Fixed 3.000%	Semi-Annual	Quarterly	Jun 2029	23,490	25,215	48,705
Centrally cleared	2,000,000	CAD	CAD BA CDOR	Fixed 2.500%	Semi-Annual	Semi-Annual	Jun 2029	15,966	66,513	82,479
Centrally cleared	80,000,000	JPY	Fixed 0.200%	JPY LIBOR BBA	Semi-Annual	Semi-Annual	Jun 2027	(7,371)	(1,540)	(8,911)
Centrally cleared	2,600,000	EUR	EUR EURIBOR Reuters	Fixed 0.750%	Annual	Semi-Annual	Sep 2029	22,813	87,048	109,861
Centrally cleared	100,000	GBP	GBP LIBOR BBA	Fixed 1.500%	Semi-Annual	Semi-Annual	Sep 2029	731	3,842	4,573
Centrally cleared	20,000,000	JPY	Fixed 0.400%	JPY LIBOR BBA	Semi-Annual	Semi-Annual	Jun 2039	359	(1,449)	(1,090)
Centrally cleared	300,000	USD	Fixed 2.500%	USD LIBOR BBA	Semi-Annual	Quarterly	Jun 2048	30,183	(43,559)	(13,376)
Centrally cleared	800,000	CAD	CAD BA CDOR	Fixed 2.750%	Semi-Annual	Semi-Annual	Dec 2048	(13,420)	83,049	69,629
Centrally cleared	100,000	GBP	GBP LIBOR BBA	Fixed 1.500%	Semi-Annual	Semi-Annual	Sep 2049	(1,598)	8,663	7,065
Centrally cleared	750,000	EUR	Fixed 1.250%	EUR EURIBOR Reuters	Annual	Semi-Annual	Sep 2049	(5,635)	(68,199)	(73,834)
Centrally cleared	1,200,000	USD	Fixed 2.950%	USD LIBOR BBA	Semi-Annual	Quarterly	Nov 2049	—	(168,862)	(168,862)
Centrally cleared	200,000	USD	Fixed 2.953%	USD LIBOR BBA	Semi-Annual	Quarterly	Nov 2049	—	(28,033)	(28,033)

								$234,976	$(43,533)	$191,443
								$235,066	$(18,580)	$216,486

Credit default swaps - Buyer

Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
BARC	Government of Japan	900,000	USD	$900,000	1.000%	Quarterly	Jun 2022	$(19,437)	$(6,195)	$(25,632)
BARC	People’s Republic of China	400,000	USD	400,000	1.000%	Quarterly	Jun 2023	(6,207)	(3,063)	(9,270)
BNP	Republic of Korea	700,000	USD	700,000	1.000%	Quarterly	Jun 2023	(14,073)	(6,819)	(20,892)
BOA	Government of Japan	100,000	USD	100,000	1.000%	Quarterly	Jun 2022	(2,138)	(710)	(2,848)
GSI	People’s Republic of China	900,000	USD	900,000	1.000%	Quarterly	Jun 2023	(14,138)	(6,720)	(20,858)

				$3,000,000				$(55,993)	$(23,507)	$(79,500)
Centrally cleared	Fortum OYJ	100,000	EUR	106,255	1.000%	Quarterly	Dec 2020	(604)	(1,014)	(1,618)
Centrally cleared	Reynolds American, Inc.	200,000	USD	200,000	1.000%	Quarterly	Dec 2020	(2,272)	(654)	(2,926)
Centrally cleared	United Utilities PLC	200,000	EUR	216,950	1.000%	Quarterly	Dec 2020	(1,284)	(1,906)	(3,190)
Centrally cleared	iTraxx Europe Senior Financials Series 30 Version 1	1,400,000	EUR	1,593,691	1.000%	Quarterly	Dec 2023	(410)	(14,745)	(15,155)
Centrally cleared	iTraxx Europe Series 30 Version 1	300,000	EUR	341,505	1.000%	Quarterly	Dec 2023	(3,215)	(2,726)	(5,941)

				$2,458,401				$(7,785)	$(21,045)	$(28,830)
				$5,458,401				$(63,778)	$(44,552)	$(108,330)
Credit default swaps - Seller

Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread	Notional amount	Currency	USD notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
GSI	Republic of South Africa	1.987%	200,000	USD	$200,000	1.000%	Quarterly	Jun 2024	$(8,537)	$(303)	$(8,840)

John Hancock Funds II

Portfolio of Investments — May 31, 2019 (unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)

Credit default swaps - Seller (continued)

Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread	Notional amount	Currency	USD notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
JPM	A.P. Moller - Maersk A/S	0.745%	700,000	EUR	$826,035	1.000%	Quarterly	Jun 2022	$(2,460)	$8,808	$6,348

					$1,026,035				$(10,997)	$8,505	$(2,492)
Centrally cleared	Daimler AG	0.375%	100,000	EUR	122,630	1.000%	Quarterly	Dec 2020	964	543	1,507
Centrally cleared	Ryder System, Inc.	0.758%	200,000	USD	200,000	1.000%	Quarterly	Jun 2022	2,316	532	2,848
Centrally cleared	CDX.EM.31	1.907%	300,000	USD	300,000	1.000%	Quarterly	Jun 2024	(9,867)	(4,645)	(14,512)
Centrally cleared	Tesco PLC	1.583%	100,000	EUR	122,330	1.000%	Quarterly	Jun 2025	(2,829)	(418)	(3,247)
Centrally cleared	Royal Dutch Shell PLC	0.619%	100,000	EUR	105,535	1.000%	Quarterly	Dec 2026	(2,153)	5,723	3,570

					$850,495				$(11,569)	$1,735	$(9,834)
					$1,876,530				$(22,566)	$10,240	$(12,326)

Total return swaps

Pay/ receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	iBoxx $ Liquid Investment Grade Index	3-Month USD LIBOR	Quarterly	USD	300,000	Jun 2019	GSI	—	$(9,411)	$(9,411)
Pay	iBoxx $ Liquid Investment Grade Index	3-Month USD LIBOR	Quarterly	USD	100,000	Jun 2019	GSI	—	(1,623)	(1,623)
Pay	iBoxx $ Liquid Investment Grade Index	3-Month USD LIBOR	Quarterly	USD	300,000	Sep 2019	GSI	—	(9,411)	(9,411)
Pay	iBoxx $ Liquid Investment Grade Index	3-Month USD LIBOR	Quarterly	USD	200,000	Sep 2019	JPM	—	(3,120)	(3,120)
Pay	iBoxx $ Liquid Investment Grade Index	3-Month USD LIBOR	Quarterly	USD	100,000	Sep 2019	MSCS	—	(1,641)	(1,641)

								—	$(25,206)	$(25,206)

*

Fund will pay or receive the total return of the reference asset depending on whether the return is positive or negative. For contracts where the fund has elected to receive the total return of the reference asset if positive, it will be responsible for paying the floating rate and the total return of the reference asset if negative. If the fund has elected to pay the total return of the reference asset if positive, it will receive the floating rate and the total return of the reference asset if negative.

Currency swaps

Counterparty (OTC)	Receive	Pay	Payment frequency	Maturity date	Notional amount of currency received		Notional amount of currency delivered		Unamortized upfront payment paid	Unrealized appreciation (depreciation)	Value
CITI	Floating rate equal to 3 Month EURIBOR less 0.270% based on the notional amount of the currency received	Floating rate equal to 3 Month USD LIBOR based on the notional amount of the currency delivered	Quarterly	Jun 2019	EUR	14,900,000	USD	16,863,820	$271,180	$(510,581)	$(239,401)
GSI	Floating rate equal to 3 Month EURIBOR less 0.299% based on the notional amount of the currency received	Floating rate equal to 3 Month USD LIBOR based on the notional amount of the currency delivered	Quarterly	Jun 2019	EUR	8,600,000	USD	9,733,480	206,395	(345,286)	(138,891)
GSI	Floating rate equal to 3 Month EURIBOR less 0.283% based on the notional amount of the currency received	Floating rate equal to 3 Month USD LIBOR based on the notional amount of the currency delivered	Quarterly	Jun 2019	EUR	9,500,000	USD	10,752,100	178,597	(389,682)	(211,085)
MSCS	Floating rate equal to 3 Month EURIBOR less 0.270% based on the notional amount of the currency received	Floating rate equal to 3 Month USD LIBOR based on the notional amount of the currency delivered	Quarterly	Jun 2019	EUR	13,000,000	USD	14,713,400	259,052	(467,925)	(208,873)

									$915,224	$(1,713,474)	$(798,250)

John Hancock Funds II

Portfolio of Investments — May 31, 2019 (unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)

Derivatives Currency Abbreviations

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
CZK	Czech Republic Koruna
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RON	Romanian New Leu
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Bhat
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	U.S. Dollar
ZAR	South African Rand

Derivatives Abbreviations

BARC	Barclays Bank PLC
BBA	The British Banker’s Association
BNP	BNP Paribas
BOA	Bank of America, N.A.
CDI	Brazil Interbank Deposit Rate
CDOR	Canadian Dollar Offered Rate
CITI	Citibank, N.A.
CNREPOFIX	China Fixing Repo Rate
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index
DB	Deutsche Bank AG
EURIBOR	Euro Interbank Offered Rate
GSCM	Goldman Sachs Capital Markets, L.P.
GSI	Goldman Sachs International
HUS	HSBC Bank USA, N.A.
JIBAR	Johannesburg Interbank Agreed Rate
JPM	JPMorgan Chase Bank, N.A.
KSDA	Korea Securities Dealers Association
LIBOR	London Interbank Offered Rate
MSCS	Morgan Stanley Capital Services LLC
MSI	Morgan Stanley & Co. International PLC
NOM	Nomura Global Financial Products, Inc.
NWM	NatWest Markets PLC
OIS	Overnight Index Swap
OTC	Over-the-counter
PRIBOR	Prague Interbank Offered Rate
RBC	Royal Bank of Canada
SCB	Standard Chartered Bank
TELBOR	Tel Aviv Interbank Offered Rate
TIIE	Tasa de Interes Interbancario de Equilibrio (Interbank Equilibrium Interest Rate)
UBS	UBS AG

See Notes to Portfolio of Investments regarding investment transactions and other derivatives information.

John Hancock Funds II

Portfolio of Investments — May 31, 2019 (unaudited) (showing percentage of total net assets)

Health Sciences Fund

	Shares or Principal Amount	Value
COMMON STOCKS – 98.3%
Consumer discretionary – 0.1%
Specialty retail – 0.1%
JAND, Inc., Class A (A)(B)(C)	16,938	$266,096
Health care – 98.2%
Biotechnology – 30.9%
Abcam PLC	33,461	601,533
Abeona Therapeutics, Inc. (C)	12,856	69,937
ACADIA Pharmaceuticals, Inc. (C)	60,223	1,444,750
Acceleron Pharma, Inc. (C)	24,898	993,181
Acerta Pharma BV, Class B (A)(B)(C)	4,892,850	437,910
Agios Pharmaceuticals, Inc. (C)	17,198	794,032
Aimmune Therapeutics, Inc. (C)	25,897	506,804
Alder Biopharmaceuticals, Inc. (C)	46,881	507,252
Alexion Pharmaceuticals, Inc. (C)	40,588	4,614,044
Alkermes PLC (C)	16,322	351,576
Allakos, Inc. (C)	7,226	283,259
Allogene Therapeutics, Inc. (C)	7,330	192,266
Alnylam Pharmaceuticals, Inc. (C)	13,731	927,117
Amarin Corp. PLC, ADR (C)	77,252	1,369,678
Amgen, Inc.	15,098	2,516,837
AnaptysBio, Inc. (C)	6,610	481,274
Apellis Pharmaceuticals, Inc. (C)	6,141	123,373
Argenx SE, ADR (C)	18,297	2,262,058
Array BioPharma, Inc. (C)	87,821	2,320,231
Ascendis Pharma A/S, ADR (C)	26,944	3,358,839
Atara Biotherapeutics, Inc. (C)	5,940	131,927
Audentes Therapeutics, Inc. (C)	9,782	343,544
Autolus Therapeutics PLC, ADR (C)	6,368	131,372
Avrobio, Inc. (C)	5,085	72,004
BeiGene, Ltd., ADR (C)	7,128	840,605
Biogen, Inc. (C)	8,947	1,961,988
BioMarin Pharmaceutical, Inc. (C)	25,975	2,136,184
Bluebird Bio, Inc. (C)	14,006	1,679,600
Blueprint Medicines Corp. (C)	19,142	1,454,792
Cara Therapeutics, Inc. (C)	14,274	293,473
CareDx, Inc. (C)	8,745	276,517
Corvus Pharmaceuticals, Inc. (C)	13,679	51,570
CRISPR Therapeutics AG (C)	7,500	266,775
Cyclerion Therapeutics, Inc. (C)	2,577	35,949
CytomX Therapeutics, Inc. (C)	11,301	109,168
Denali Therapeutics, Inc. (C)	9,200	175,444
Dicerna Pharmaceuticals, Inc. (C)	16,112	199,467
Enanta Pharmaceuticals, Inc. (C)	12,252	1,108,438
Epizyme, Inc. (C)	7,942	109,123
Exact Sciences Corp. (C)	19,867	2,058,817
Exelixis, Inc. (C)	53,511	1,048,280
Fate Therapeutics, Inc. (C)	15,157	292,227
FibroGen, Inc. (C)	19,542	708,202
Five Prime Therapeutics, Inc. (C)	5,263	44,209
Forty Seven, Inc. (C)	5,856	66,231
G1 Therapeutics, Inc. (C)	10,197	213,729
Galapagos NV (C)	3,772	429,091
Global Blood Therapeutics, Inc. (C)	15,526	943,670
GlycoMimetics, Inc. (C)	18,883	223,575
Homology Medicines, Inc. (C)	13,970	282,753
Immunomedics, Inc. (C)	34,880	455,882
Incyte Corp. (C)	35,432	2,786,018
InflaRx NV (C)	9,481	341,221
Insmed, Inc. (C)	32,394	784,259
Intercept Pharmaceuticals, Inc. (C)	3,836	317,698
Ionis Pharmaceuticals, Inc. (C)	18,243	1,196,741
Iovance Biotherapeutics, Inc. (C)	52,627	860,451
Krystal Biotech, Inc. (C)	3,714	116,694
Madrigal Pharmaceuticals, Inc. (C)	1,701	157,172
Minerva Neurosciences, Inc. (C)	21,415	111,572
Mirati Therapeutics, Inc. (C)	7,700	521,983

Health Sciences Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Moderna, Inc. (C)	1,460	$30,339
Momenta Pharmaceuticals, Inc. (C)	17,292	201,106
Myovant Sciences, Ltd. (C)	19,884	195,460
Natera, Inc. (C)	4,300	98,470
Neurocrine Biosciences, Inc. (C)	30,544	2,589,520
Orchard Therapeutics PLC, ADR (C)	16,310	308,422
PhaseBio Pharmaceuticals, Inc. (C)	14,517	155,042
Principia Biopharma, Inc. (C)	6,095	178,340
ProQR Therapeutics NV (C)	7,400	89,762
PTC Therapeutics, Inc. (C)	26,610	1,067,061
Puma Biotechnology, Inc. (C)	9,300	137,547
Radius Health, Inc. (C)	7,100	147,609
Regeneron Pharmaceuticals, Inc. (C)	10,678	3,221,766
REGENXBIO, Inc. (C)	13,107	563,863
Rhythm Pharmaceuticals, Inc. (C)	8,024	202,125
Rocket Pharmaceuticals, Inc. (C)	10,637	173,702
Sage Therapeutics, Inc. (C)	42,345	7,277,835
Sarepta Therapeutics, Inc. (C)	28,543	3,249,621
Scholar Rock Holding Corp. (C)	5,074	93,057
Seattle Genetics, Inc. (C)	21,655	1,409,091
Stemline Therapeutics, Inc. (C)	13,660	179,356
Tocagen, Inc. (C)	8,974	45,678
Turning Point Therapeutics, Inc. (C)	6,192	215,605
Ultragenyx Pharmaceutical, Inc. (C)	23,129	1,270,476
Vertex Pharmaceuticals, Inc. (C)	59,973	9,966,313
Xencor, Inc. (C)	33,275	1,026,201
Y-mAbs Therapeutics, Inc. (C)	8,548	174,123
Zai Lab, Ltd., ADR (C)	3,808	99,808

		83,861,664
Health care equipment and supplies – 24.0%
ABIOMED, Inc. (C)	2,979	780,260
Alcon, Inc. (C)	32,957	1,916,690
Align Technology, Inc. (C)	2,754	783,100
AtriCure, Inc. (C)	14,400	421,920
Becton, Dickinson and Company	52,570	12,271,941
Danaher Corp.	45,322	5,982,957
DexCom, Inc. (C)	11,692	1,418,240
GenMark Diagnostics, Inc. (C)	54,087	361,842
Hologic, Inc. (C)	70,202	3,089,590
ICU Medical, Inc. (C)	7,621	1,621,749
Insulet Corp. (C)	8,500	933,215
Integer Holdings Corp. (C)	3,900	273,390
Intuitive Surgical, Inc. (C)	26,831	12,472,390
iRhythm Technologies, Inc. (C)	4,100	280,686
Lantheus Holdings, Inc. (C)	22,766	546,156
Nevro Corp. (C)	16,092	951,198
Novocure, Ltd. (C)	25,600	1,359,872
NuVasive, Inc. (C)	7,600	440,496
Penumbra, Inc. (C)	8,294	1,183,554
Quidel Corp. (C)	19,355	1,070,332
Shockwave Medical, Inc. (C)	3,987	238,383
SI-BONE, Inc. (C)	5,497	92,295
Silk Road Medical, Inc. (C)	2,755	117,528
Stryker Corp.	41,586	7,620,219
Tandem Diabetes Care, Inc. (C)	4,200	287,952
Teleflex, Inc.	7,486	2,158,214
The Cooper Companies, Inc.	8,009	2,385,000
West Pharmaceutical Services, Inc.	15,733	1,803,002
Wright Medical Group NV (C)	46,111	1,416,523
Zimmer Biomet Holdings, Inc.	7,374	840,120

		65,118,814
Health care providers and services – 18.3%
Acadia Healthcare Company, Inc. (C)	18,117	583,730
Amedisys, Inc. (C)	3,200	359,392
Anthem, Inc.	26,674	7,414,839

John Hancock Funds II

Portfolio of Investments — May 31, 2019 (unaudited) (showing percentage of total net assets)

Health Sciences Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
Centene Corp. (C)	74,625	$4,309,594
Cigna Corp.	35,518	5,257,374
Covetrus, Inc. (C)	17,900	441,414
DaVita, Inc. (C)	5,210	226,218
Guardant Health, Inc. (C)	5,772	443,751
HCA Healthcare, Inc.	42,050	5,086,368
Humana, Inc.	12,410	3,038,713
Molina Healthcare, Inc. (C)	12,362	1,758,618
Patterson Companies, Inc.	16,000	336,320
UnitedHealth Group, Inc.	69,651	16,841,612
Universal Health Services, Inc., Class B	3,859	461,343
WellCare Health Plans, Inc. (C)	11,445	3,160,995

		49,720,281
Health care technology – 0.4%
HTG Molecular Diagnostics, Inc. (C)	38,215	78,723
Inspire Medical Systems, Inc. (C)	3,760	212,327
Teladoc Health, Inc. (C)	11,480	667,218

		958,268
Life sciences tools and services – 8.1%
Agilent Technologies, Inc.	74,610	5,002,601
Avantor, Inc. (C)	98,531	1,724,293
Bruker Corp.	35,563	1,485,467
Illumina, Inc. (C)	7,063	2,167,705
Lonza Group AG (C)	1,515	464,466
Mettler-Toledo International, Inc. (C)	1,534	1,109,220
Quanterix Corp. (C)	17,929	459,162
Thermo Fisher Scientific, Inc.	36,187	9,661,205

		22,074,119
Pharmaceuticals – 16.5%
Allergan PLC	11,884	1,448,778
Amneal Pharmaceuticals, Inc. (C)	21,774	164,176
AstraZeneca PLC, ADR	95,860	3,583,247
Axsome Therapeutics, Inc. (C)	4,700	107,912
Bayer AG	6,560	387,918
Bristol-Myers Squibb Company	71,602	3,248,583
Catalent, Inc. (C)	16,187	736,509
Chugai Pharmaceutical Company, Ltd.	13,000	863,774
Daiichi Sankyo Company, Ltd.	32,600	1,572,467
Elanco Animal Health, Inc. (C)	50,308	1,573,634
Eli Lilly & Company	35,367	4,100,450
GW Pharmaceuticals PLC, ADR (C)	3,791	656,753
Intra-Cellular Therapies, Inc. (C)	5,600	72,744
Menlo Therapeutics, Inc. (C)	10,900	73,357
Merck & Company, Inc.	51,191	4,054,839
Milestone Pharmaceuticals, Inc. (C)	10,606	219,544
Mylan NV (C)	12,700	213,360
MyoKardia, Inc. (C)	16,370	762,515
Nektar Therapeutics (C)	8,200	256,824
Novartis AG	56,759	4,877,749
Odonate Therapeutics, Inc. (C)	6,991	150,237
Perrigo Company PLC	14,103	592,608
Pfizer, Inc.	209,218	8,686,731
Reata Pharmaceuticals, Inc., Class A (C)	6,010	512,473
Roche Holding AG	15,629	4,104,988
TherapeuticsMD, Inc. (C)	34,783	106,436
Theravance Biopharma, Inc. (C)	5,617	93,355
Tricida, Inc. (C)	26,390	969,569
WaVe Life Sciences, Ltd. (C)	8,228	188,668
Zogenix, Inc. (C)	12,800	482,432

		44,862,630

		266,595,776
Materials – 0.0%

Health Sciences Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chemicals – 0.0%
Zeneca, Inc. (B)(C)	33,315	$20,489

TOTAL COMMON STOCKS (Cost $234,557,777)		$266,882,361

PREFERRED SECURITIES – 0.9%
Consumer discretionary – 0.2%
Specialty retail – 0.2%
JAND, Inc., Series D (A)(B)(C)	37,822	594,184
Health care – 0.6%
Health care equipment and supplies – 0.6%
Becton, Dickinson and Company, 6.125%	10,563	614,450
Sartorius AG	4,890	927,890

		1,542,340
Information technology – 0.1%
Software – 0.1%
Doximity, Inc. (A)(B)(C)	63,738	349,284

TOTAL PREFERRED SECURITIES (Cost $2,035,084)		$2,485,808

CONVERTIBLE BONDS - 0.1%
Health care - 0.1%
Ironwood Pharmaceuticals, Inc. 2.250%, 06/15/2022	$368,000	391,460

TOTAL CONVERTIBLE BONDS (Cost $460,724)		$391,460

SHORT-TERM INVESTMENTS – 0.8%
Money market funds – 0.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.3150% (D)	1,232,963	1,232,963
T. Rowe Price Government Reserve Investment Fund, 2.4300% (D)	808,160	808,160

		2,041,123

TOTAL SHORT-TERM INVESTMENTS (Cost $2,041,123)		$2,041,123

Total Investments (Health Sciences Fund) (Cost $239,094,708) – 100.1%		$271,800,752
Other assets and liabilities, net – (0.1%)		(139,347)

TOTAL NET ASSETS – 100.0%		$271,661,405

Security Abbreviations and Legend

ADR	American Depositary Receipt
(A)	Direct placement securities are restricted as to resale, and the fund has limited rights to registration under the Securities Act of 1933. For more information on this security refer to the Notes to Portfolio of Investments.
(B)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(C)	Non-income producing security.
(D)	The rate shown is the annualized seven-day yield as of 5-31-19.

High Yield Fund

	Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS – 1.4%
Argentina – 0.6%
Provincia de Buenos Aires 7.875%, 06/15/2027	$870,000	$605,746
Republic of Argentina 5.625%, 01/26/2022	470,000	364,490
6.875%, 01/26/2027	430,000	309,170
7.500%, 04/22/2026	330,000	247,500

		1,526,906

John Hancock Funds II

Portfolio of Investments — May 31, 2019 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)

	Shares or Principal Amount		Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Brazil – 0.4%
Federative Republic of Brazil
10.000%, 01/01/2021	BRL	239,000	$66,409
10.000%, 01/01/2023		2,861,000	812,840
10.000%, 01/01/2027		206,000	59,304

			938,553
Ecuador – 0.2%
Republic of Ecuador 7.875%, 01/23/2028 (A)		$680,000	651,100
Indonesia – 0.0%
Republic of Indonesia 8.375%, 03/15/2034	IDR	543,000,000	37,950
Mexico – 0.2%
Government of Mexico 6.500%, 06/09/2022	MXN	8,852,800	435,116

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $4,597,370)			$3,589,625

CORPORATE BONDS – 81.4%
Communication services – 17.3%
Altice France SA 7.375%, 05/01/2026 (A)		$4,060,000	3,966,098
Altice Luxembourg SA
7.750%, 05/15/2022 (A)		1,020,000	1,037,850
10.500%, 05/15/2027 (A)		490,000	490,093
American Media LLC 10.500%, 12/31/2026 (A)		1,480,000	1,539,200
CCO Holdings LLC
5.125%, 05/01/2023 to 05/01/2027 (A)		3,000,000	3,017,575
5.750%, 02/15/2026 (A)		215,000	223,063
CenturyLink, Inc. 5.625%, 04/01/2025		290,000	279,850
Charter Communications Operating LLC
4.908%, 07/23/2025		820,000	867,590
6.484%, 10/23/2045		250,000	281,758
Cogent Communications Group, Inc. 5.375%, 03/01/2022 (A)		1,530,000	1,568,250
CSC Holdings LLC
6.500%, 02/01/2029 (A)		1,220,000	1,289,784
10.875%, 10/15/2025 (A)		638,000	724,162
DISH DBS Corp.
5.875%, 11/15/2024		540,000	484,688
7.750%, 07/01/2026		4,240,000	3,881,720
Entercom Media Corp. 6.500%, 05/01/2027 (A)		570,000	578,550
Intelsat Jackson Holdings SA
5.500%, 08/01/2023		1,060,000	951,350
8.000%, 02/15/2024 (A)		830,000	864,030
Level 3 Financing, Inc.
5.250%, 03/15/2026		580,000	578,376
5.625%, 02/01/2023		290,000	291,088
Lions Gate Capital Holdings LLC 5.875%, 11/01/2024 (A)		1,360,000	1,366,800
Match Group, Inc.
5.000%, 12/15/2027 (A)		360,000	360,900
6.375%, 06/01/2024		440,000	460,350
Meredith Corp. 6.875%, 02/01/2026		650,000	669,435
Netflix, Inc.
5.375%, 11/15/2029 (A)		770,000	781,550
5.875%, 02/15/2025		320,000	339,485
6.375%, 05/15/2029 (A)		790,000	859,678
Sprint Capital Corp. 8.750%, 03/15/2032		2,150,000	2,467,125
Sprint Communications, Inc. 11.500%, 11/15/2021		1,591,000	1,807,615

High Yield Fund (continued)

	Shares or Principal Amount		Value
CORPORATE BONDS (continued)
Communication services (continued)
Sprint Corp.
7.250%, 09/15/2021		$1,000,000	$1,051,250
7.625%, 02/15/2025		40,000	42,300
7.875%, 09/15/2023		2,410,000	2,588,750
Telecom Italia SpA 5.303%, 05/30/2024 (A)		1,421,000	1,404,943
The EW Scripps Company 5.125%, 05/15/2025 (A)		390,000	366,600
Time Warner Cable LLC 7.300%, 07/01/2038		680,000	796,182
T-Mobile USA, Inc.
4.750%, 02/01/2028		1,170,000	1,159,400
6.000%, 04/15/2024		250,000	259,375
6.500%, 01/15/2026		170,000	179,350
UPC Holding BV 5.500%, 01/15/2028 (A)		1,100,000	1,087,020
UPCB Finance IV, Ltd. 5.375%, 01/15/2025 (A)		390,000	394,875
Virgin Media Secured Finance PLC 5.500%, 08/15/2026 to 05/15/2029 (A)		2,090,000	2,092,567

			43,450,625
Consumer discretionary – 11.9%
American Axle & Manufacturing, Inc.
6.250%, 04/01/2025		160,000	154,162
6.500%, 04/01/2027		670,000	633,150
Boyne USA, Inc. 7.250%, 05/01/2025 (A)		370,000	399,600
Brinker International, Inc. 5.000%, 10/01/2024 (A)		420,000	418,425
Carriage Services, Inc. 6.625%, 06/01/2026 (A)		730,000	745,213
Century Communities, Inc. 5.875%, 07/15/2025		1,390,000	1,355,250
Delphi Technologies PLC 5.000%, 10/01/2025 (A)		510,000	433,500
ESH Hospitality, Inc. 5.250%, 05/01/2025 (A)		500,000	500,000
Fontainebleau Las Vegas Holdings LLC 11.000%, 06/15/2015 (A)(B)		2,983,778	298
frontdoor, Inc. 6.750%, 08/15/2026 (A)		1,000,000	1,050,000
Golden Nugget, Inc. 8.750%, 10/01/2025 (A)		660,000	664,125
Hanesbrands, Inc.
4.625%, 05/15/2024 (A)		570,000	565,725
4.875%, 05/15/2026 (A)		550,000	540,111
Hilton Worldwide Finance LLC
4.625%, 04/01/2025		240,000	240,900
4.875%, 04/01/2027		620,000	623,590
International Game Technology PLC 6.500%, 02/15/2025 (A)		290,000	305,950
JB Poindexter & Company, Inc. 7.125%, 04/15/2026 (A)		410,000	418,200
L Brands, Inc. 5.250%, 02/01/2028		1,560,000	1,396,200
Lennar Corp.
4.750%, 11/29/2027		970,000	976,160
5.875%, 11/15/2024		740,000	785,325
Levi Strauss & Company 5.000%, 05/01/2025		860,000	877,200
Marston’s Issuer PLC (5.641% to 7-15-19, then 3 month GBP LIBOR + 2.550%) 07/15/2035	GBP	380,000	387,937
MGM China Holdings, Ltd. 5.375%, 05/15/2024 (A)		$210,000	214,200

John Hancock Funds II

Portfolio of Investments — May 31, 2019 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
MGM China Holdings, Ltd. (continued)
5.875%, 05/15/2026 (A)	$780,000	$794,625
MGM Growth Properties Operating Partnership LP 4.500%, 09/01/2026	510,000	497,097
Murphy Oil USA, Inc. 5.625%, 05/01/2027	660,000	676,500
NCL Corp., Ltd. 4.750%, 12/15/2021 (A)	869,000	875,518
New Red Finance, Inc.
4.250%, 05/15/2024 (A)	390,000	385,125
5.000%, 10/15/2025 (A)	540,000	529,200
Party City Holdings, Inc. 6.625%, 08/01/2026 (A)(C)	670,000	666,650
Sands China, Ltd. 5.400%, 08/08/2028	530,000	554,678
Scientific Games International, Inc.
5.000%, 10/15/2025 (A)	460,000	453,100
10.000%, 12/01/2022	807,000	846,801
Service Corp. International
4.625%, 12/15/2027	680,000	680,850
5.125%, 06/01/2029	500,000	508,635
5.375%, 05/15/2024	240,000	246,000
Silversea Cruise Finance, Ltd. 7.250%, 02/01/2025 (A)	632,000	678,382
Speedway Motorsports, Inc. 5.125%, 02/01/2023	700,000	701,750
Sugarhouse HSP Gaming Prop Mezz LP 5.875%, 05/15/2025 (A)	380,000	372,400
The ServiceMaster Company LLC 5.125%, 11/15/2024 (A)	630,000	630,000
The William Carter Company 5.625%, 03/15/2027 (A)	390,000	398,288
TopBuild Corp. 5.625%, 05/01/2026 (A)	950,000	957,125
Twin River Worldwide Holdings, Inc. 6.750%, 06/01/2027 (A)	280,000	284,158
Viking Cruises, Ltd. 5.875%, 09/15/2027 (A)	1,090,000	1,057,104
VOC Escrow, Ltd. 5.000%, 02/15/2028 (A)	1,020,000	990,675
Weight Watchers International, Inc. 8.625%, 12/01/2025 (A)	1,290,000	1,209,375
William Lyon Homes, Inc.
5.875%, 01/31/2025	320,000	307,200
6.000%, 09/01/2023	890,000	881,100

		29,867,557
Consumer staples – 2.5%
Altria Group, Inc. 5.950%, 02/14/2049	410,000	449,247
Central Garden & Pet Company
5.125%, 02/01/2028	340,000	326,400
6.125%, 11/15/2023	450,000	464,625
Cott Holdings, Inc. 5.500%, 04/01/2025 (A)	680,000	669,800
Lamb Weston Holdings, Inc. 4.875%, 11/01/2026 (A)	1,200,000	1,203,000
Pilgrim’s Pride Corp. 5.875%, 09/30/2027 (A)	230,000	231,369
Pyxus International, Inc.
8.500%, 04/15/2021 (A)	370,000	377,400
9.875%, 07/15/2021	170,000	144,075
Sally Holdings LLC 5.625%, 12/01/2025	780,000	770,250

High Yield Fund (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer staples (continued)
Simmons Foods, Inc. 5.750%, 11/01/2024 (A)	$680,000	$608,600
Spectrum Brands, Inc.
5.750%, 07/15/2025	480,000	487,176
6.125%, 12/15/2024	520,000	531,700

		6,263,642
Energy – 12.1%
Blue Racer Midstream LLC
6.125%, 11/15/2022 (A)	910,000	905,450
6.625%, 07/15/2026 (A)	760,000	763,800
Carrizo Oil & Gas, Inc. 8.250%, 07/15/2025	600,000	585,000
Cheniere Corpus Christi Holdings LLC 5.875%, 03/31/2025	930,000	998,197
Chesapeake Energy Corp.
5.375%, 06/15/2021	100,000	97,750
8.000%, 06/15/2027	1,260,000	1,115,100
Covey Park Energy LLC 7.500%, 05/15/2025 (A)	880,000	783,200
DCP Midstream Operating LP 6.750%, 09/15/2037 (A)	700,000	721,000
Endeavor Energy Resources LP
5.500%, 01/30/2026 (A)	560,000	565,600
5.750%, 01/30/2028 (A)	390,000	404,138
Extraction Oil & Gas, Inc.
5.625%, 02/01/2026 (A)	1,600,000	1,256,000
7.375%, 05/15/2024 (A)	1,030,000	885,800
Genesis Energy LP 5.625%, 06/15/2024	1,190,000	1,118,600
Indigo Natural Resources LLC 6.875%, 02/15/2026 (A)	360,000	323,100
KCA Deutag UK Finance PLC
7.250%, 05/15/2021 (A)	520,000	395,200
9.875%, 04/01/2022 (A)	450,000	339,750
MEG Energy Corp.
6.375%, 01/30/2023 (A)	620,000	547,150
7.000%, 03/31/2024 (A)	1,371,000	1,223,618
Montage Resources Corp. 8.875%, 07/15/2023	10,000	8,800
NGL Energy Partners LP 7.500%, 11/01/2023	1,230,000	1,248,696
NGPL PipeCo LLC
4.375%, 08/15/2022 (A)	460,000	465,037
4.875%, 08/15/2027 (A)	300,000	308,250
7.768%, 12/15/2037 (A)	690,000	852,150
Northern Oil and Gas, Inc. (8.500% Cash and 1.000% PIK) 9.500%, 05/15/2023	1,428,838	1,471,703
Oasis Petroleum, Inc. 6.875%, 01/15/2023	641,000	615,360
Petrobras Global Finance BV
5.750%, 02/01/2029	40,000	40,324
6.850%, 06/05/2115	580,000	567,965
Precision Drilling Corp. 7.125%, 01/15/2026 (A)	870,000	826,500
Range Resources Corp. 5.000%, 03/15/2023	450,000	421,506
Rockies Express Pipeline LLC
6.875%, 04/15/2040 (A)	1,070,000	1,153,514
7.500%, 07/15/2038 (A)	710,000	783,617
Shelf Drilling Holdings, Ltd. 8.250%, 02/15/2025 (A)	1,360,000	1,258,000
Targa Resources Partners LP
4.250%, 11/15/2023	710,000	697,575
5.875%, 04/15/2026	710,000	733,963

John Hancock Funds II

Portfolio of Investments — May 31, 2019 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)

	Shares or Principal Amount		Value
CORPORATE BONDS (continued)
Energy (continued)
Targa Resources Partners LP (continued)
6.875%, 01/15/2029 (A)		$210,000	$223,847
Teine Energy, Ltd. 6.875%, 09/30/2022 (A)		690,000	695,175
The Williams Companies, Inc. 7.500%, 01/15/2031		650,000	825,126
Transocean Guardian, Ltd. 5.875%, 01/15/2024 (A)		576,450	577,891
Transocean Pontus, Ltd. 6.125%, 08/01/2025 (A)		689,850	697,611
Transocean, Inc.
6.800%, 03/15/2038		410,000	296,225
7.250%, 11/01/2025 (A)		490,000	455,700
7.500%, 01/15/2026 (A)		150,000	140,063
Vesta Energy Corp. 8.125%, 07/24/2023 (A)	CAD	920,000	646,641
WPX Energy, Inc.
5.750%, 06/01/2026		$330,000	327,525
8.250%, 08/01/2023		1,040,000	1,146,600

			30,513,817
Financials – 8.0%
Ally Financial, Inc. 8.000%, 11/01/2031		480,000	608,400
ASP AMC Merger Sub, Inc. 8.000%, 05/15/2025 (A)		1,940,000	1,358,000
Bank of America Corp. (5.875% to 3-15-28, then 3 month LIBOR + 2.931%) 03/15/2028 (D)		470,000	484,899
Barclays PLC 4.836%, 05/09/2028		200,000	199,279
Barclays PLC (8.000% to 12-15-20, then 5 Year Euro Swap Rate + 6.750%) 12/15/2020 (D)	EUR	540,000	642,094
Barclays PLC (8.000% to 6-15-24, then 5 Year CMT + 5.672%) 06/15/2024 (D)		$600,000	611,550
BNP Paribas SA (7.375% to 8-19-25, then 5 Year U.S. Swap Rate + 5.150%) 08/19/2025 (A)(D)		350,000	375,813
CIT Group, Inc. 5.250%, 03/07/2025		170,000	179,585
Citigroup, Inc. (5.950% to 5-15-25, then 3 month LIBOR + 3.905%) 05/15/2025 (D)		430,000	444,513
Citigroup, Inc. (6.300% to 5-15-24, then 3 month LIBOR + 3.423%) 05/15/2024 (D)		1,420,000	1,465,241
Cooperatieve Rabobank UA 5.250%, 08/04/2045		330,000	377,247
Credit Agricole SA (8.125% to 12-23-25, then 5 Year U.S. Swap Rate + 6.185%) 12/23/2025 (A)(D)		600,000	669,393
Credit Suisse Group AG (7.500% to 7-17-23, then 5 Year U.S. Swap Rate + 4.600%) 07/17/2023 (A)(D)		210,000	218,138
DAE Funding LLC
4.500%, 08/01/2022 (A)		10,000	9,975
5.750%, 11/15/2023 (A)		1,530,000	1,581,638
Danske Bank A/S 5.375%, 01/12/2024 (A)		250,000	264,171
Donnelley Financial Solutions, Inc. 8.250%, 10/15/2024		680,000	695,300
Fidelity & Guaranty Life Holdings, Inc. 5.500%, 05/01/2025 (A)		470,000	476,345

High Yield Fund (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
FirstCash, Inc. 5.375%, 06/01/2024 (A)	$710,000	$717,100
HSBC Holdings PLC (6.375% to 3-30-25, then 5 Year U.S. ISDAFIX + 4.368%) 03/30/2025 (D)	500,000	508,750
HSBC Holdings PLC (6.375% to 9-17-24, then 5 Year U.S. ISDAFIX + 3.705%) 09/17/2024 (D)	680,000	680,850
HSBC Holdings PLC (6.500% to 3-23-28, then 5 Year U.S. ISDAFIX + 3.606%) 03/23/2028 (D)	980,000	981,225
Intesa Sanpaolo SpA 5.017%, 06/26/2024 (A)	200,000	189,642
NatWest Markets NV 7.750%, 05/15/2023	520,000	579,026
Navient Corp.
6.750%, 06/25/2025 to 06/15/2026	1,320,000	1,330,100
8.000%, 03/25/2020	488,000	502,030
Quicken Loans, Inc.
5.250%, 01/15/2028 (A)	1,540,000	1,431,738
5.750%, 05/01/2025 (A)	180,000	177,786
Radian Group, Inc. 4.500%, 10/01/2024	270,000	268,650
The Royal Bank of Scotland Group PLC (8.625% to 8-15-21, then 5 Year U.S. Swap Rate + 7.598%) 08/15/2021 (D)	670,000	706,850
UBS Group Funding Switzerland AG (7.000% to 1-31-24, then 5 Year U.S. Swap Rate + 4.344%) 01/31/2024 (A)(D)	810,000	832,275
UniCredit SpA (7.296% to 4-2-29, then 5 Year U.S. ISDAFIX + 4.914%) 04/02/2034 (A)	690,000	682,836

		20,250,439
Health care – 7.8%
Air Medical Group Holdings, Inc. 6.375%, 05/15/2023 (A)(C)	230,000	214,475
Bausch Health Americas, Inc. 9.250%, 04/01/2026 (A)	2,700,000	2,919,375
Bausch Health Companies, Inc.
5.500%, 11/01/2025 (A)	560,000	562,100
7.000%, 03/15/2024 (A)	1,040,000	1,086,150
BioScrip, Inc. 8.875%, 02/15/2021 (C)	1,601,000	1,596,998
Centene Corp.
5.375%, 06/01/2026 (A)	970,000	1,006,084
6.125%, 02/15/2024	130,000	135,704
Community Health Systems, Inc. 8.000%, 03/15/2026 (A)	970,000	927,863
DaVita, Inc. 5.000%, 05/01/2025	1,160,000	1,096,200
HCA, Inc. 5.625%, 09/01/2028	3,050,000	3,178,710
HLF Financing Sarl LLC 7.250%, 08/15/2026 (A)	610,000	603,900
Immucor, Inc. 11.125%, 02/15/2022 (A)	80,000	80,800
NVA Holdings, Inc. 6.875%, 04/01/2026 (A)	870,000	848,250
Par Pharmaceutical, Inc. 7.500%, 04/01/2027 (A)	420,000	406,350
Polaris Intermediate Corp. (8.500% Cash or 9.250% PIK) 8.500%, 12/01/2022 (A)	780,000	766,350

John Hancock Funds II

Portfolio of Investments — May 31, 2019 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
RegionalCare Hospital Partners Holdings, Inc.
8.250%, 05/01/2023 (A)	$790,000	$838,881
9.750%, 12/01/2026 (A)	480,000	505,157
Tenet Healthcare Corp. 6.750%, 06/15/2023 (C)	2,580,000	2,570,119
Teva Pharmaceutical Finance Netherlands III BV 2.800%, 07/21/2023	260,000	217,344

		19,560,810
Industrials – 8.2%
Ahern Rentals, Inc. 7.375%, 05/15/2023 (A)	530,000	463,750
Allison Transmission, Inc. 5.000%, 10/01/2024 (A)	640,000	635,648
Avolon Holdings Funding, Ltd. 5.125%, 10/01/2023 (A)	960,000	993,600
BBA US Holdings, Inc. 5.375%, 05/01/2026 (A)	790,000	799,875
Beacon Roofing Supply, Inc. 4.875%, 11/01/2025 (A)	1,010,000	954,773
Builders FirstSource, Inc. 6.750%, 06/01/2027 (A)	190,000	191,900
BWX Technologies, Inc. 5.375%, 07/15/2026 (A)	560,000	571,200
Cleaver-Brooks, Inc. 7.875%, 03/01/2023 (A)	740,000	710,400
Continental Airlines 2000-1 Class B Pass Through Trust 8.388%, 05/01/2022	143	150
Covanta Holding Corp. 5.875%, 07/01/2025	740,000	755,725
Flexi-Van Leasing, Inc. 10.000%, 02/15/2023 (A)	760,000	699,200
GFL Environmental, Inc.
5.375%, 03/01/2023 (A)	530,000	516,750
8.500%, 05/01/2027 (A)	530,000	540,876
Navios Maritime Acquisition Corp. 8.125%, 11/15/2021 (A)	1,490,000	1,206,900
Park Aerospace Holdings, Ltd.
4.500%, 03/15/2023 (A)	960,000	970,723
5.250%, 08/15/2022 (A)	220,000	228,965
Park-Ohio Industries, Inc. 6.625%, 04/15/2027	818,000	803,685
Prime Security Services Borrower LLC
5.250%, 04/15/2024 (A)	320,000	314,010
5.750%, 04/15/2026 (A)	1,030,000	1,017,125
Standard Industries, Inc.
4.750%, 01/15/2028 (A)	720,000	688,500
6.000%, 10/15/2025 (A)	240,000	247,495
The ADT Security Corp.
4.125%, 06/15/2023	510,000	494,063
6.250%, 10/15/2021	290,000	303,050
The Brink’s Company 4.625%, 10/15/2027 (A)	670,000	648,225
The Hertz Corp.
5.875%, 10/15/2020	90,000	89,550
United Rentals North America, Inc.
4.875%, 01/15/2028	350,000	339,360
5.250%, 01/15/2030	1,050,000	1,029,000
5.500%, 07/15/2025 to 05/15/2027	1,370,000	1,391,338
6.500%, 12/15/2026	400,000	424,000
Waste Pro USA, Inc. 5.500%, 02/15/2026 (A)	580,000	571,300

High Yield Fund (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
XPO CNW, Inc. 6.700%, 05/01/2034	$1,000,000	$887,500
XPO Logistics, Inc.
6.125%, 09/01/2023 (A)	950,000	956,907
6.500%, 06/15/2022 (A)	135,000	136,924

		20,582,467
Information technology – 1.9%
Amkor Technology, Inc. 6.625%, 09/15/2027 (A)	780,000	744,900
CDK Global, Inc.
4.875%, 06/01/2027	290,000	283,838
5.250%, 05/15/2029 (A)	20,000	19,925
5.875%, 06/15/2026	820,000	848,700
CommScope Technologies LLC 5.000%, 03/15/2027 (A)	570,000	484,500
Dell International LLC
5.875%, 06/15/2021 (A)	300,000	304,376
7.125%, 06/15/2024 (A)	490,000	516,178
First Data Corp. 5.000%, 01/15/2024 (A)	680,000	694,433
j2 Cloud Services LLC 6.000%, 07/15/2025 (A)	760,000	775,200

		4,672,050
Materials – 8.8%
Alcoa Nederland Holding BV
6.125%, 05/15/2028 (A)	790,000	793,950
7.000%, 09/30/2026 (A)	930,000	974,175
ARD Securities Finance SARL (8.750% Cash or 8.750% PIK) 8.750%, 01/31/2023 (A)	600,292	576,280
Ardagh Packaging Finance PLC
6.000%, 02/15/2025 (A)	1,070,000	1,059,514
7.250%, 05/15/2024 (A)	270,000	281,138
BHP Billiton Finance USA, Ltd. (6.750% to 10-20-25, then 5 Year U.S. Swap Rate + 5.093%) 10/19/2075 (A)	460,000	516,152
First Quantum Minerals, Ltd.
7.250%, 04/01/2023 (A)	600,000	547,500
7.500%, 04/01/2025 (A)	1,770,000	1,581,938
Flex Acquisition Company, Inc. 7.875%, 07/15/2026 (A)	810,000	729,000
Freeport-McMoRan, Inc.
3.550%, 03/01/2022	340,000	332,452
4.550%, 11/14/2024	470,000	453,550
5.450%, 03/15/2043	2,880,000	2,456,640
FXI Holdings, Inc. 7.875%, 11/01/2024 (A)	780,000	709,800
Greif, Inc. 6.500%, 03/01/2027 (A)	920,000	924,600
Hudbay Minerals, Inc. 7.625%, 01/15/2025 (A)	1,740,000	1,726,950
Mercer International, Inc.
5.500%, 01/15/2026	590,000	581,003
6.500%, 02/01/2024	890,000	907,800
Midwest Vanadium Pty, Ltd. 11.500%, 02/15/2018 (A)(B)	1,953,148	2,441
Northwest Acquisitions ULC 7.125%, 11/01/2022 (A)	480,000	373,200
Olin Corp. 5.000%, 02/01/2030	560,000	539,000
Pactiv LLC
7.950%, 12/15/2025	1,200,000	1,224,000
8.375%, 04/15/2027	910,000	932,750

John Hancock Funds II

Portfolio of Investments — May 31, 2019 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Materials (continued)
Summit Materials LLC 6.500%, 03/15/2027 (A)	$1,130,000	$1,158,250
Teck Resources, Ltd. 5.200%, 03/01/2042	970,000	935,971
U.S. Concrete, Inc. 6.375%, 06/01/2024	400,000	407,000
Valvoline, Inc.
4.375%, 08/15/2025	670,000	644,875
5.500%, 07/15/2024	870,000	880,875

		22,250,804
Real estate – 2.5%
CoreCivic, Inc.
4.625%, 05/01/2023	70,000	68,775
5.000%, 10/15/2022	580,000	581,450
CTR Partnership LP 5.250%, 06/01/2025	410,000	420,250
Five Point Operating Company LP 7.875%, 11/15/2025 (A)	1,000,000	995,000
Forestar Group, Inc. 8.000%, 04/15/2024 (A)	780,000	790,725
Hunt Companies, Inc. 6.250%, 02/15/2026 (A)	330,000	306,488
MPT Operating Partnership LP
5.000%, 10/15/2027	720,000	710,100
5.500%, 05/01/2024	60,000	61,200
The GEO Group, Inc.
5.875%, 10/15/2024	850,000	788,375
6.000%, 04/15/2026	1,500,000	1,376,250
WeWork Companies, Inc. 7.875%, 05/01/2025 (A)	170,000	156,400

		6,255,013
Utilities – 0.4%
Suburban Propane Partners LP 5.875%, 03/01/2027	640,000	614,400
Talen Energy Supply LLC 10.500%, 01/15/2026 (A)	400,000	400,000

		1,014,400

TOTAL CORPORATE BONDS (Cost $211,886,761)		$204,681,624

CONVERTIBLE BONDS – 1.4%
Communication services – 1.1%
DISH Network Corp.
2.375%, 03/15/2024	830,000	720,077
3.375%, 08/15/2026	220,000	202,153
Liberty Media Corp. 2.125%, 03/31/2048 (A)	1,090,000	1,034,138
Twitter, Inc. 1.000%, 09/15/2021	660,000	630,693

		2,587,061
Consumer discretionary – 0.1%
Chegg, Inc. 0.125%, 03/15/2025 (A)	270,000	262,647
Energy – 0.2%
Cheniere Energy, Inc. 4.250%, 03/15/2045	260,000	200,200
Chesapeake Energy Corp. 5.500%, 09/15/2026	380,000	307,800

		508,000

TOTAL CONVERTIBLE BONDS (Cost $3,629,951)		$3,357,708

High Yield Fund (continued)

	Shares or Principal Amount	Value
TERM LOANS (E) – 4.5%
Communication services – 0.3%
iHeartCommunications, Inc., Exit Term Loan 05/01/2026 TBD (F)	$640,000	$640,179
Consumer discretionary – 1.5%
CWGS Group LLC, 2016 Term Loan (1 month LIBOR + 2.750%) 5.233%, 11/08/2023	1,275,613	1,154,430
Panther BF Aggregator 2 LP, USD Term Loan B (1 month LIBOR + 3.500%) 5.929%, 04/30/2026	700,000	694,316
PetSmart, Inc., Consenting Term Loan (1 month LIBOR + 4.250%) 6.720%, 03/11/2022	1,770,719	1,700,882
TOMS Shoes LLC, Term Loan B (3 month LIBOR + 5.500%) 8.080%, 11/02/2020	407,401	309,625

		3,859,253
Energy – 0.6%
Eastern Power LLC, Term Loan B (1 month LIBOR + 3.750%) 6.189%, 10/02/2023	778,330	776,485
Permian Production Partners LLC, Term Loan (1 month LIBOR + 6.000%) 8.430%, 05/18/2024	818,125	752,675

		1,529,160
Health care – 1.4%
Beta Sub LLC, Term Loan B 05/21/2026 TBD (F)	770,000	764,225
Immucor, Inc., Extended Term Loan B (3 month LIBOR + 5.000%) 7.601%, 06/15/2021	831,733	827,574
Lantheus Medical Imaging, Inc., 2017 1st Lien Term Loan (1 month LIBOR + 3.750%) 6.189%, 06/30/2022	1,019,200	1,021,748
RegionalCare Hospital Partners Holdings, Inc., 2018 Term Loan B (1 month LIBOR + 4.500%) 6.930%, 11/16/2025	548,625	546,957
VVC Holding Corp., 2019 Term Loan B (1 and 3 month LIBOR + 4.500%) 7.045%, 02/11/2026	490,000	488,981

		3,649,485
Industrials – 0.7%
NCI Building Systems, Inc., 2018 Term Loan (3 month LIBOR + 3.750%) 6.354%, 04/12/2025	1,111,600	1,094,459
Temple Generation I LLC, 2nd Lien Term Loan (1 month LIBOR + 8.000%) 10.430%, 02/07/2023	617,460	617,460

		1,711,919

TOTAL TERM LOANS (Cost $11,609,025)		$11,389,996

ASSET BACKED SECURITIES – 5.6%
Anchorage Capital CLO, Ltd. Series 2014-3RA, Class E (3 month LIBOR + 5.500%) 8.082%, 01/28/2031 (A)(G)	1,200,000	1,137,187
Ares XLII CLO, Ltd. Series 2017-42A, Class D (3 month LIBOR + 3.450%) 6.042%, 01/22/2028 (A)(G)	250,000	250,033

John Hancock Funds II

Portfolio of Investments — May 31, 2019 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)

	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
BlueMountain CLO, Ltd. Series 2012-2A, Class ER2 (3 month LIBOR + 5.750%) 8.270%, 11/20/2028 (A)(G)	$500,000	$487,071
Bowman Park CLO, Ltd. Series 2014-1A, Class D1R (3 month LIBOR + 3.350%) 5.874%, 11/23/2025 (A)(G)	500,000	500,464
Cook Park CLO, Ltd. Series 2018-1A, Class E (3 month LIBOR + 5.400%) 7.988%, 04/17/2030 (A)(G)	250,000	233,837
Cumberland Park CLO, Ltd. Series 2015-2A, Class ER (3 month LIBOR + 5.650%) 8.242%, 07/20/2028 (A)(G)	250,000	247,488
Greenwood Park CLO, Ltd.
Series 2018-1A, Class D (3 month LIBOR + 2.500%) 5.287%, 04/15/2031 (A)(G)	530,000	502,537
Series 2018-1A, Class E (3 month LIBOR + 4.950%) 7.737%, 04/15/2031 (A)(G)	1,000,000	939,045
Greywolf CLO, Ltd. Series 2019-1A, Class C (3 month LIBOR + 3.950%) 6.538%, 04/17/2030 (A)(G)	430,000	430,510
LCM XXI LP Series 2021-A, Class ER (3 month LIBOR + 5.750%) 8.342%, 04/20/2028 (A)(G)	300,000	298,130
LCM, Ltd. Partnership Series 2022-A, Class DR (3 month LIBOR + 5.500%) 8.092%, 10/20/2028 (A)(G)	500,000	477,070
Madison Park Funding, Ltd. Series 2014-13A, Class DR2 (3 month LIBOR + 2.850%) 5.442%, 04/19/2030 (A)(G)	1,000,000	990,734
Neuberger Berman CLO, Ltd. Series 2014-17A, Class ER (3 month LIBOR + 6.550%) 9.142%, 04/22/2029 (A)(G)	750,000	741,547
Octagon Investment Partners XWIII Ltd. Series 2015-1A, Class ER (3 month LIBOR + 5.750%) 8.347%, 07/15/2027 (A)(G)	400,000	396,912
OZLM, Ltd.
Series 2014-7RA, Class DR (3 month LIBOR + 6.110%) 8.698%, 07/17/2029 (A)(G)	500,000	474,929
Series 2015-11A, Class CR (3 month LIBOR + 3.600%) 6.183%, 10/30/2030 (A)(G)	1,000,000	981,987
Shackleton CLO, Ltd. Series 13-3A, Class DR (3 month LIBOR + 3.020%) 5.617%, 07/15/2030 (A)(G)	500,000	483,706
Sound Point CLO, Ltd.
Series 2013-2RA, Class D (3 month LIBOR + 2.950%) 5.547%, 04/15/2029 (A)(G)	760,000	750,195
Series 2013-2RA, Class E (3 month LIBOR + 6.000%) 8.597%, 04/15/2029 (A)(G)	1,100,000	1,064,613

High Yield Fund (continued)

	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Symphony CLO, Ltd. Series 2012-9A, Class ER (3 month LIBOR + 7.180%) 9.781%, 10/16/2028 (A)(G)	$920,000	$918,788
TCI-Symphony CLO, Ltd. Series 2016-1A, Class DR (3 month LIBOR + 3.000%) 5.597%, 10/13/2029 (A)(G)	850,000	843,615
Voya CLO, Ltd.
Series 2015-1A, Class DR (3 month LIBOR + 5.650%) 8.251%, 01/18/2029 (A)(G)	500,000	473,692
Series 2017-1A, Class C (3 month LIBOR + 3.330%) 5.918%, 04/17/2030 (A)(G)	500,000	496,240

TOTAL ASSET BACKED SECURITIES (Cost $14,214,058)		$14,120,330

COMMON STOCKS – 2.5%
Consumer discretionary – 0.0%
Bossier Casino Venture Holdco, Inc. (H)(I)	163,507	42,512
Energy – 2.1%
Berry Petroleum Corp.	231,237	2,485,798
Hercules Offshore, Inc. (H)(I)	120,022	114,360
KCAD Holdings I, Ltd. (H)(I)	752,218,031	2,106,210
Montage Resources Corp. (C)(I)	66,492	519,303
MWO Holdings LLC (H)(I)	1,134	65,851

		5,291,522
Industrials – 0.4%
Temple Generation I LLC (I)	40,418	828,569

TOTAL COMMON STOCKS (Cost $23,404,873)		$6,162,603

PREFERRED SECURITIES – 0.8%
Financials – 0.8%
B. Riley Financial, Inc., 6.875%	16,425	417,031
GMAC Capital Trust I (3 month LIBOR + 5.785%), 8.303% (G)	63,100	1,629,242

		2,046,273

TOTAL PREFERRED SECURITIES (Cost $2,052,085)		$2,046,273

ESCROW CERTIFICATES – 0.0%
Magellan Health, Inc. 9.750%, 05/15/2020 (H)(I)	$4,380,000	1,134

TOTAL ESCROW CERTIFICATES (Cost $0)		$1,134

PURCHASED OPTIONS – 0.0%
Puts – 0.0%
Over the Counter Option on SPDR S&P Oil & Gas Exploration & Production ETF (Expiration Date: 6-21-19; Strike Price: $28.00; Counterparty: Citigroup Global Markets, Inc.) (I)(J)	28,200	72,558

TOTAL PURCHASED OPTIONS (Cost $37,506)		$72,558

SECURITIES LENDING COLLATERAL – 2.1%
John Hancock Collateral Trust, 2.3405% (K)(L)	522,580	5,229,460

TOTAL SECURITIES LENDING COLLATERAL (Cost $5,229,480)		$5,229,460

John Hancock Funds II

Portfolio of Investments — May 31, 2019 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)

	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS – 1.5%
Money market funds – 1.5%
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 2.3118% (K)	3,732,200	$3,732,200

TOTAL SHORT-TERM INVESTMENTS (Cost $3,732,200)		$3,732,200

Total Investments (High Yield Fund) (Cost $280,393,309) – 101.2%		$254,383,511
Other assets and liabilities, net – (1.2%)		(2,945,481)

TOTAL NET ASSETS – 100.0%		$251,438,030

Currency Abbreviations

BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
IDR	Indonesian Rupiah
MXN	Mexican Peso

Security Abbreviations and Legend

CMT	Constant Maturity Treasury
ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate
Swap Rate
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.

High Yield Fund (continued)

(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $129,865,490 or 51.6% of the fund’s net assets as of 5-31-19.
(B)	Non-income producing - Issuer is in default.
(C)	All or a portion of this security is on loan as of 5-31-19. The value of securities on loan amounted to $5,001,198.
(D)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(E)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(F)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(G)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(H)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(I)	Non-income producing security.
(J)	For this type of option, notional amounts are equivalent to number of contracts.
(K)	The rate shown is the annualized seven-day yield as of 5-31-19.
(L)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES

FUTURES

Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
5-Year U.S. Treasury Note Futures	177	Long	Sep 2019	$20,586,196	$20,773,992	$187,796
U.S. Treasury Long Bond Futures	16	Short	Sep 2019	(2,423,472)	(2,459,500)	(36,028)

						$151,768

^	Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

FORWARD FOREIGN CURRENCY CONTRACTS

Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
GBP	587,667	USD	772,521	JPM	7/17/2019	—	($27,933)
MXN	3,526,523	USD	181,010	JPM	7/17/2019	—	(2,395)
USD	661,361	CAD	880,827	JPM	7/17/2019	$8,947	—
USD	983,610	EUR	869,743	JPM	7/17/2019	8,453	—

						$17,400	($30,328)

Derivatives Currency Abbreviations

CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
MXN	Mexican Peso
USD	U.S. Dollar

Derivatives Abbreviations

JPM	JPMorgan Chase Bank, N.A.
OTC	Over-the-counter

See Notes to Portfolio of Investments regarding investment transactions and other derivatives information.

John Hancock Funds II

Portfolio of Investments — May 31, 2019 (unaudited) (showing percentage of total net assets)

International Growth Stock Fund

	Shares or Principal Amount	Value
COMMON STOCKS - 95.1%
Australia - 3.7%
Amcor, Ltd.	85,101	$971,565
Brambles, Ltd.	90,164	755,650
CSL, Ltd.	3,147	447,134

		2,174,349
Brazil - 4.9%
Ambev SA, ADR	183,953	822,270
B3 SA - Brasil Bolsa Balcao	122,640	1,142,967
Banco Bradesco SA, ADR	91,698	858,293

		2,823,530
Canada - 9.4%
Canadian National Railway Company	11,768	1,043,239
CGI, Inc. (A)	30,151	2,197,747
Nutrien, Ltd.	16,259	792,981
PrairieSky Royalty, Ltd.	54,515	719,553
Suncor Energy, Inc.	22,778	701,912

		5,455,432
China - 7.1%
Alibaba Group Holding, Ltd., ADR (A)	5,443	812,422
Henan Shuanghui Investment & Development Company, Ltd., Class A	97,148	351,739
Kweichow Moutai Company, Ltd., Class A	5,323	683,928
New Oriental Education & Technology Group, Inc., ADR (A)	6,969	596,895
Wuliangye Yibin Company, Ltd., Class A	50,706	740,967
Yum China Holdings, Inc.	24,082	963,521

		4,149,472
Denmark - 1.6%
Carlsberg A/S, Class B	7,126	936,251
France - 8.5%
Bureau Veritas SA	33,253	782,468
EssilorLuxottica SA	3,911	448,264
Pernod Ricard SA	3,572	629,775
Schneider Electric SE	11,495	907,879
Vinci SA	13,012	1,283,135
Vivendi SA	33,471	901,259

		4,952,780
Germany - 8.2%
Allianz SE	6,293	1,393,470
Beiersdorf AG	2,237	257,413
Deutsche Boerse AG	10,041	1,381,941
GEA Group AG	14,721	403,584
SAP SE	11,010	1,356,287

		4,792,695
Hong Kong - 1.5%
Galaxy Entertainment Group, Ltd.	140,910	853,187
Italy - 3.0%
FinecoBank Banca Fineco SpA	65,400	675,758
Intesa Sanpaolo SpA	160,795	327,972
Mediobanca Banca di Credito Finanziario SpA	77,553	714,029

		1,717,759
Japan - 8.1%
Asahi Group Holdings, Ltd.	23,900	1,049,451
FANUC Corp.	6,688	1,127,833
Hoya Corp.	15,900	1,100,580
Kao Corp.	5,300	411,286
Keyence Corp.	1,346	756,254
Komatsu, Ltd.	11,000	241,468

		4,686,872

International Growth Stock Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Mexico - 1.9%
Fomento Economico Mexicano SAB de CV, ADR	12,179	$1,133,378
Netherlands - 5.0%
ING Groep NV	76,800	829,544
Royal Dutch Shell PLC, B Shares	17,195	535,491
Wolters Kluwer NV	21,836	1,523,356

		2,888,391
Singapore - 1.9%
United Overseas Bank, Ltd.	64,534	1,105,489
South Korea - 2.3%
NAVER Corp.	4,113	384,764
Samsung Electronics Company, Ltd.	26,994	961,036

		1,345,800
Spain - 1.5%
Amadeus IT Group SA	11,419	871,042
Sweden - 2.6%
Investor AB, B Shares	35,092	1,515,581
Switzerland - 6.0%
Alcon, Inc. (A)	5,325	309,688
Cie Financiere Richemont SA	11,408	839,192
Julius Baer Group, Ltd. (A)	11,994	472,784
Kuehne + Nagel International AG	4,392	584,162
Novartis AG	11,863	1,019,482
UBS Group AG (A)	23,454	269,905

		3,495,213
Taiwan - 2.2%
Taiwan Semiconductor Manufacturing Company, Ltd.	171,000	1,263,749
Thailand - 0.5%
Kasikornbank PCL, NVDR	51,600	304,538
Turkey - 0.7%
Akbank T.A.S. (A)	384,068	395,174
United Kingdom - 10.0%
British American Tobacco PLC	29,798	1,035,063
Compass Group PLC	38,629	873,982
Informa PLC	101,724	997,003
Reckitt Benckiser Group PLC	9,960	799,437
RELX PLC	62,171	1,446,455
TechnipFMC PLC	31,970	669,849

		5,821,789
United States - 4.5%
Broadcom, Inc.	5,579	1,403,900
Philip Morris International, Inc.	15,955	1,230,609

		2,634,509

TOTAL COMMON STOCKS (Cost $36,373,506)		$55,316,980

SHORT-TERM INVESTMENTS - 3.1%
Money market funds - 3.1%
JPMorgan U.S. Treasury Plus Money Market Fund, Institutional Class, 2.2329% (B)	1,821,415	1,821,415

TOTAL SHORT-TERM INVESTMENTS (Cost $1,821,415)		$1,821,415

Total Investments (International Growth Stock Fund) (Cost $38,194,921) - 98.2%		$57,138,395
Other assets and liabilities, net - 1.8%		1,044,739

TOTAL NET ASSETS - 100.0%		$58,183,134

Security Abbreviations and Legend

ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 5-31-19.

John Hancock Funds II

Portfolio of Investments — May 31, 2019 (unaudited) (showing percentage of total net assets)

International Small Cap Fund

	Shares or Principal Amount	Value
COMMON STOCKS - 86.8%
Bahamas - 2.0%
OneSpaWorld Holdings, Ltd. (A)(B)	190,400	$2,381,904
Belgium - 2.7%
Barco NV	11,258	2,189,303
Ontex Group NV	65,426	1,115,184

		3,304,487
Brazil - 2.4%
Camil Alimentos SA	780,100	1,343,920
Grendene SA	350,300	630,262
M. Dias Branco SA	92,400	911,061

		2,885,243
Canada - 5.9%
Badger Daylighting, Ltd. (B)	31,900	1,128,395
Canaccord Genuity Group, Inc.	257,806	949,892
Canada Goose Holdings, Inc. (A)	13,500	454,761
Canadian Western Bank	66,020	1,383,802
Computer Modelling Group, Ltd.	13,300	69,472
Gran Tierra Energy, Inc. (A)	279,100	543,084
Mullen Group, Ltd. (B)	96,570	696,624
Russel Metals, Inc.	26,200	413,858
ShawCor, Ltd.	43,900	562,879
The North West Company, Inc.	46,800	1,028,035

		7,230,802
China - 3.9%
China ZhengTong Auto Services Holdings, Ltd.	1,232,500	486,521
Goodbaby International Holdings, Ltd. (B)	3,230,000	743,355
Greatview Aseptic Packaging Company, Ltd.	890,000	495,528
Hollysys Automation Technologies, Ltd.	61,686	1,099,245
Shanghai Haohai Biological Technology Company, Ltd., H Shares (C)	114,000	646,891
Xtep International Holdings, Ltd.	2,615,500	1,331,261

		4,802,801
Denmark - 1.5%
Matas A/S	62,544	659,944
Nilfisk Holding A/S (A)	38,157	1,199,873

		1,859,817
Finland - 2.1%
Huhtamaki OYJ	59,562	2,266,103
Outotec OYJ (A)	71,038	259,544

		2,525,647
France - 0.9%
Maisons du Monde SA (C)	25,837	520,480
Nexans SA	19,042	544,084

		1,064,564
Germany - 3.6%
Gerresheimer AG	24,630	1,753,168
Jenoptik AG	45,240	1,403,898
zooplus AG (A)(B)	11,453	1,218,205

		4,375,271
Hong Kong - 3.5%
Johnson Electric Holdings, Ltd.	270,900	514,259
PAX Global Technology, Ltd.	1,894,000	706,773
Techtronic Industries Company, Ltd.	317,700	2,028,089
Value Partners Group, Ltd. (B)	1,589,000	1,037,238

		4,286,359

International Small Cap Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
India - 1.2%
DCB Bank, Ltd.	268,193	$899,701
Welspun India, Ltd.	703,522	556,344

		1,456,045
Indonesia - 0.5%
XL Axiata Tbk PT (A)	3,265,100	655,436
Italy - 3.8%
Interpump Group SpA	64,765	1,887,607
Technogym SpA (C)	194,414	2,227,410
Tod’s SpA (B)	10,430	507,512

		4,622,529
Japan - 19.0%
Anicom Holdings, Inc. (B)	45,200	1,463,628
Asahi Company, Ltd.	44,600	539,172
Asics Corp.	98,000	1,072,115
Bunka Shutter Company, Ltd.	126,000	953,436
Daibiru Corp.	99,000	856,880
Descente, Ltd.	71,260	1,197,118
Dowa Holdings Company, Ltd.	35,900	1,118,368
Fuji Oil Holdings, Inc.	65,900	1,996,329
Idec Corp.	62,500	1,089,064
IDOM, Inc. (B)	219,200	545,447
Kobayashi Pharmaceutical Company, Ltd.	14,700	1,088,593
Meitec Corp.	40,711	1,930,223
Morita Holdings Corp.	58,600	1,021,023
N Field Company, Ltd. (B)	71,700	476,070
Nichiha Corp.	23,200	605,526
Nihon Parkerizing Company, Ltd.	63,200	694,580
Qol Holdings Company, Ltd.	47,600	628,858
Square Enix Holdings Company, Ltd.	23,900	836,739
Tadano, Ltd.	101,000	970,595
TechnoPro Holdings, Inc.	21,700	1,101,958
Tsumura & Company	74,800	2,076,453
Zojirushi Corp. (B)	78,900	831,757

		23,093,932
Luxembourg - 1.9%
Grand City Properties SA	55,732	1,430,253
Stabilus SA	22,013	932,123

		2,362,376
Netherlands - 5.0%
Aalberts NV	14,270	470,002
Accell Group NV	31,688	861,670
Arcadis NV (B)	73,495	1,362,286
Flow Traders (C)	22,557	636,159
Intertrust NV (C)	96,415	1,824,426
PostNL NV (B)	542,674	969,873

		6,124,416
Norway - 0.2%
XXL ASA (B)(C)	97,187	231,568
Poland - 0.6%
CCC SA	16,577	677,473
Singapore - 0.5%
Sakari Resources, Ltd. (A)(D)	1,380,000	642,935
South Korea - 1.6%
BNK Financial Group, Inc.	131,339	761,203
DGB Financial Group, Inc.	181,587	1,231,688

		1,992,891
Spain - 1.3%
Construcciones y Auxiliar de Ferrocarriles SA	36,190	1,531,527
Sweden - 5.3%
Cloetta AB, B Shares	244,088	766,476

John Hancock Funds II

Portfolio of Investments — May 31, 2019 (unaudited) (showing percentage of total net assets)

International Small Cap Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Sweden (continued)
Dometic Group AB (C)	135,967	$1,239,551
Duni AB	33,926	373,292
Granges AB	135,378	1,271,605
Tethys Oil AB	51,435	333,842
The Thule Group AB (C)	105,610	2,402,877

		6,387,643
Switzerland - 4.2%
Bucher Industries AG	6,108	1,907,068
Landis+Gyr Group AG (A)	9,781	705,042
Logitech International SA (B)	22,840	823,610
Luxoft Holding, Inc. (A)	19,600	1,128,372
Tecan Group AG	2,235	534,279

		5,098,371
Taiwan - 6.6%
Chicony Electronics Company, Ltd.	545,611	1,293,833
Giant Manufacturing Company, Ltd.	275,746	1,960,722
King Yuan Electronics Company, Ltd.	2,309,000	1,917,709
Merida Industry Company, Ltd.	177,000	963,657
Tripod Technology Corp.	600,000	1,897,438

		8,033,359
United Kingdom - 6.6%
Bellway PLC	12,366	429,421
Bovis Homes Group PLC	34,811	429,550
Card Factory PLC	234,555	559,519
De La Rue PLC	120,453	466,965
Greggs PLC	78,289	2,148,418
Man Group PLC	1,062,291	1,964,660
Oxford Instruments PLC	80,265	1,190,522
SIG PLC	550,104	899,948

		8,089,003

TOTAL COMMON STOCKS (Cost $85,725,919)		$105,716,399

PREFERRED SECURITIES - 0.8%
Brazil - 0.8%
Alpargatas SA	222,950	1,043,174

TOTAL PREFERRED SECURITIES (Cost $451,779)		$1,043,174

EXCHANGE-TRADED FUNDS - 7.2%
iShares MSCI EAFE Small-Cap ETF	78,300	4,380,883
Vanguard FTSE All World ex-US Small-Cap ETF (B)	43,700	4,417,196

TOTAL EXCHANGE-TRADED FUNDS (Cost $9,225,134)		$8,798,079

SECURITIES LENDING COLLATERAL - 7.5%
John Hancock Collateral Trust, 2.3405% (E)(F)	907,066	9,077,008

TOTAL SECURITIES LENDING COLLATERAL (Cost $9,072,688)		$9,077,008

Total Investments (International Small Cap Fund) (Cost $104,475,520) - 102.3%		$124,634,660
Other assets and liabilities, net - (2.3%)		(2,783,889)

TOTAL NET ASSETS - 100.0%		$121,850,771

Security Abbreviations and Legend

(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 5-31-19. The value of securities on loan amounted to $8,657,155.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	The rate shown is the annualized seven-day yield as of 5-31-19.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

International Strategic Equity Allocation Fund

	Shares or Principal Amount	Value
COMMON STOCKS - 90.7%
Australia - 5.9%
AGL Energy, Ltd.	64,632	$919,256
Alumina, Ltd.	241,586	399,113
Amcor, Ltd.	113,470	1,295,443
AMP, Ltd.	289,702	434,479
APA Group	115,600	812,129
Aristocrat Leisure, Ltd.	56,612	1,138,241
ASX, Ltd.	19,030	997,077
Aurizon Holdings, Ltd.	195,207	700,184
AusNet Services	165,681	204,443
Australia & New Zealand Banking Group, Ltd.	282,057	5,434,412
Bank of Queensland, Ltd.	40,262	258,194
Bendigo & Adelaide Bank, Ltd.	48,018	373,494
BHP Group PLC	208,828	4,712,882
BHP Group, Ltd.	289,714	7,528,210
BlueScope Steel, Ltd.	53,181	387,637
Boral, Ltd.	115,914	435,403
Brambles, Ltd.	156,442	1,311,114
Caltex Australia, Ltd.	24,487	447,409
Challenger, Ltd.	55,059	308,053
CIMIC Group, Ltd.	9,672	302,852
Coca-Cola Amatil, Ltd.	50,386	332,442
Cochlear, Ltd.	5,671	783,962
Coles Group, Ltd. (A)	111,204	956,892
Commonwealth Bank of Australia	174,013	9,457,428
Computershare, Ltd.	45,212	520,797
Crown Resorts, Ltd.	36,994	320,697
CSL, Ltd.	44,527	6,326,517
Dexus	99,835	893,467
Domino’s Pizza Enterprises, Ltd.	5,612	151,696
Flight Centre Travel Group, Ltd.	5,263	158,603
Fortescue Metals Group, Ltd.	153,686	854,606
Goodman Group	160,424	1,492,430
Harvey Norman Holdings, Ltd.	55,722	160,320
Incitec Pivot, Ltd.	161,300	366,089
Insurance Australia Group, Ltd.	232,687	1,231,056
Lendlease Group	55,871	551,021
Macquarie Group, Ltd.	31,849	2,649,909
Medibank Pvt., Ltd.	281,070	643,194
Mirvac Group	359,439	757,453
MMG, Ltd. (A)	220,000	67,269
National Australia Bank, Ltd.	268,817	4,931,592
Newcrest Mining, Ltd.	75,161	1,428,320
Oil Search, Ltd.	133,656	650,094
Orica, Ltd.	37,116	530,795
Origin Energy, Ltd.	172,857	858,129
QBE Insurance Group, Ltd.	133,838	1,079,530
Ramsay Health Care, Ltd.	13,861	669,696
REA Group, Ltd.	5,185	318,312
Santos, Ltd.	173,259	805,716
Scentre Group	522,400	1,378,884
SEEK, Ltd.	32,719	472,989
Sonic Healthcare, Ltd.	42,571	770,598
South32, Ltd.	500,383	1,147,667
Stockland	237,020	727,531
Suncorp Group, Ltd.	130,887	1,178,986
Sydney Airport	107,886	553,983
Tabcorp Holdings, Ltd.	188,607	588,631
Telstra Corp., Ltd.	409,608	1,036,836
The GPT Group	176,793	707,321

John Hancock Funds II

Portfolio of Investments — May 31, 2019 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Australia (continued)
TPG Telecom, Ltd.	34,931	$152,154
Transurban Group	262,328	2,530,330
Treasury Wine Estates, Ltd.	70,728	734,893
Vicinity Centres	318,666	571,191
Washington H Soul Pattinson & Company, Ltd.	9,991	153,905
Wesfarmers, Ltd.	111,537	2,859,284
Westpac Banking Corp.	337,735	6,452,811
Woodside Petroleum, Ltd.	91,832	2,247,484
Woolworths Group, Ltd.	129,439	2,808,173
WorleyParsons, Ltd.	31,993	290,969

		95,712,677
Austria - 0.2%
ANDRITZ AG	6,525	234,633
Erste Group Bank AG (A)	26,713	946,769
OMV AG	13,077	613,762
Raiffeisen Bank International AG	12,941	300,526
Verbund AG	6,086	304,262
voestalpine AG	10,170	265,121

		2,665,073
Belgium - 0.7%
Ageas	17,679	863,396
Anheuser-Busch InBev SA	69,944	5,688,889
Colruyt SA	5,445	405,419
Groupe Bruxelles Lambert SA	7,319	681,694
KBC Group NV	22,855	1,500,172
Proximus SADP	14,009	404,151
Solvay SA (B)	6,767	635,988
Telenet Group Holding NV	4,827	260,181
UCB SA (B)	11,701	894,543
Umicore SA	19,442	578,268

		11,912,701
Brazil - 1.4%
Ambev SA	444,400	1,987,594
Atacadao SA	36,400	214,748
B2W Cia Digital (A)	16,700	133,636
B3 SA - Brasil Bolsa Balcao	194,020	1,808,206
Banco Bradesco SA	113,487	944,293
Banco do Brasil SA	80,900	1,068,990
Banco Santander Brasil SA	38,800	451,881
BB Seguridade Participacoes SA	68,000	517,112
BR Malls Participacoes SA	79,435	259,321
BRF SA (A)	49,600	350,137
CCR SA	114,100	388,771
Centrais Eletricas Brasileiras SA	21,400	187,661
Cia de Saneamento Basico do Estado de Sao Paulo	32,200	362,788
Cia Siderurgica Nacional SA	59,200	249,536
Cielo SA	118,060	201,583
Cosan SA	15,100	181,402
Embraer SA	62,900	303,764
Engie Brasil Energia SA	18,625	219,858
Equatorial Energia SA	15,700	344,692
Hypera SA	33,600	258,768
IRB Brasil Resseguros SA	13,500	350,509
JBS SA	90,000	501,383
Klabin SA	67,100	265,907
Kroton Educacional SA	131,700	347,043
Localiza Rent a Car SA	54,115	524,608
Lojas Renner SA	74,339	834,335
M. Dias Branco SA	10,100	99,586
Magazine Luiza SA	7,200	359,638

International Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Brazil (continued)
Multiplan Empreendimentos Imobiliarios SA	25,700	$162,690
Natura Cosmeticos SA	17,600	269,027
Petrobras Distribuidora SA	31,600	205,757
Petroleo Brasileiro SA	279,900	2,013,679
Porto Seguro SA	9,900	133,717
Raia Drogasil SA	21,700	383,902
Rumo SA (A)	102,500	505,715
Sul America SA	19,996	177,897
Suzano SA	51,227	418,803
TIM Participacoes SA	77,200	216,415
Ultrapar Participacoes SA	67,400	355,211
Vale SA	298,670	3,729,617
WEG SA	78,720	382,170

		22,672,350
Canada - 7.3%
Agnico Eagle Mines, Ltd.	20,790	906,755
Alimentation Couche-Tard, Inc., Class B	38,839	2,383,616
AltaGas, Ltd. (B)	24,740	357,116
ARC Resources, Ltd.	32,577	177,395
Atco, Ltd., Class I	7,320	251,781
Aurora Cannabis, Inc. (A)(B)	61,693	468,768
Bank of Montreal	57,023	4,139,610
Barrick Gold Corp.	154,465	1,921,098
BCE, Inc.	14,631	658,806
BlackBerry, Ltd. (A)	46,049	361,483
Bombardier, Inc., Class B (A)(B)	189,470	284,569
Brookfield Asset Management, Inc., Class A	75,406	3,458,991
CAE, Inc.	24,736	630,845
Cameco Corp.	35,773	361,012
Canadian Imperial Bank of Commerce	39,680	3,008,881
Canadian National Railway Company	64,637	5,730,102
Canadian Natural Resources, Ltd.	106,664	2,881,254
Canadian Pacific Railway, Ltd.	12,719	2,787,904
Canadian Tire Corp., Ltd., Class A (B)	5,538	553,964
Canadian Utilities, Ltd., Class A	12,617	355,658
Canopy Growth Corp. (A)(B)	18,218	734,327
CCL Industries, Inc., Class B	13,623	620,574
Cenovus Energy, Inc.	92,937	761,869
CGI, Inc. (A)	22,564	1,644,721
CI Financial Corp.	23,193	348,170
Constellation Software, Inc. (B)	1,799	1,557,767
Cronos Group, Inc. (A)(B)	16,257	229,734
Dollarama, Inc.	27,166	858,032
ECN Capital Corp.	900	2,817
Emera, Inc.	6,305	242,758
Empire Company, Ltd., Class A (B)	15,809	364,463
Enbridge, Inc.	178,430	6,569,012
Encana Corp.	132,354	698,198
Fairfax Financial Holdings, Ltd.	2,605	1,194,954
Finning International, Inc.	16,270	261,216
First Capital Realty, Inc.	18,421	283,348
First Quantum Minerals, Ltd.	61,972	451,172
Fortis, Inc.	38,816	1,466,082
Franco-Nevada Corp.	16,578	1,280,024
George Weston, Ltd.	7,184	536,674
Gildan Activewear, Inc.	18,737	676,090
Great-West Lifeco, Inc.	29,238	661,943
H&R Real Estate Investment Trust	15,080	254,383
Husky Energy, Inc. (B)	32,603	306,105
Hydro One, Ltd. (C)	31,265	529,719
iA Financial Corp., Inc.	11,660	437,552

John Hancock Funds II

Portfolio of Investments — May 31, 2019 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Canada (continued)
IGM Financial, Inc. (B)	8,778	$238,219
Imperial Oil, Ltd. (B)	25,368	678,119
Intact Financial Corp.	13,253	1,139,487
Inter Pipeline, Ltd. (B)	36,754	560,175
Keyera Corp.	19,146	461,227
Kinross Gold Corp. (A)	112,365	367,456
Linamar Corp.	319	10,175
Loblaw Companies, Ltd.	17,134	879,265
Lundin Mining Corp.	60,706	271,282
Magna International, Inc.	28,483	1,219,947
Methanex Corp.	5,841	243,130
Metro, Inc.	22,178	809,441
National Bank of Canada (B)	30,569	1,373,072
Nutrien, Ltd.	54,654	2,665,575
Onex Corp.	7,929	452,239
Open Text Corp.	24,266	964,823
Pembina Pipeline Corp.	45,452	1,621,556
Power Corp. of Canada	30,422	641,257
Power Financial Corp.	27,742	612,475
PrairieSky Royalty, Ltd. (B)	19,067	251,669
Restaurant Brands International, Inc.	21,373	1,406,734
RioCan Real Estate Investment Trust	15,631	301,610
Rogers Communications, Inc., Class B	32,727	1,721,824
Royal Bank of Canada	127,353	9,571,262
Saputo, Inc.	21,429	713,137
Seven Generations Energy, Ltd., Class A (A)	24,257	129,756
Shaw Communications, Inc., Class B	41,954	852,055
Shopify, Inc., Class A (A)(B)	7,938	2,183,831
SmartCentres Real Estate
Investment Trust	8,005	193,432
SNC-Lavalin Group, Inc.	16,043	285,940
Sun Life Financial, Inc.	55,733	2,163,179
Suncor Energy, Inc.	142,319	4,385,607
TC Energy Corp.	81,068	3,952,035
Teck Resources, Ltd., Class B	45,716	929,135
TELUS Corp. (B)	18,742	692,217
The Bank of Nova Scotia	109,051	5,531,619
The Stars Group, Inc. (A)(B)	16,212	268,561
The Toronto-Dominion Bank	162,059	8,860,728
Thomson Reuters Corp.	18,442	1,172,069
Tourmaline Oil Corp.	23,385	297,590
Turquoise Hill Resources, Ltd. (A)	98,821	116,983
Vermilion Energy, Inc. (B)	13,166	276,061
West Fraser Timber Company, Ltd.	5,195	202,519
Wheaton Precious Metals Corp. (B)	39,529	874,165
WSP Global, Inc.	9,751	514,315

		117,708,265
Chile - 0.1%
Aguas Andinas SA, Class A	70,783	39,056
Antofagasta PLC	38,709	383,279
Banco de Chile	760,251	109,141
Banco de Credito e Inversiones SA	1,201	77,016
Banco Santander Chile	1,960,807	138,065
Cencosud SA	41,904	76,185
Cia Cervecerias Unidas SA	4,046	54,741
Colbun SA	231,542	43,565
Empresa Nacional de Telecomunicaciones SA (A)	4,024	38,389
Empresas CMPC SA	40,035	106,360
Empresas COPEC SA	12,078	124,948
Enel Americas SA	919,263	146,401
Enel Chile SA	848,567	77,713

International Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chile (continued)
Itau CorpBanca	3,313,065	$25,789
Latam Airlines Group SA	8,421	73,821
SACI Falabella	22,932	138,329

		1,652,798
China - 6.9%
3SBio, Inc. (C)	108,100	176,393
51job, Inc., ADR (A)	2,100	147,735
58.com, Inc., ADR (A)	8,000	456,240
AAC Technologies Holdings, Inc.	62,100	329,708
Agile Group Holdings, Ltd.	131,900	166,480
Agricultural Bank of China, Ltd., H Shares	2,505,200	1,075,087
Air China, Ltd., H Shares	149,300	139,199
Alibaba Group Holding, Ltd., ADR (A)	110,700	16,523,077
Aluminum Corp. of China, Ltd., H Shares (A)	342,600	123,323
Angang Steel Company, Ltd., H Shares	122,200	55,042
Anhui Conch Cement Company, Ltd., H Shares	105,100	615,817
ANTA Sports Products, Ltd.	91,500	563,483
Autohome, Inc., ADR (A)(B)	5,000	429,500
AviChina Industry & Technology
Company, Ltd., H Shares	181,000	102,802
BAIC Motor Corp., Ltd., H Shares (C)	163,500	101,326
Baidu, Inc., ADR (A)	23,600	2,596,000
Bank of China, Ltd., H Shares	6,796,600	2,818,081
Bank of Communications Company, Ltd., H Shares	745,900	584,559
Baozun, Inc., ADR (A)(B)	3,000	117,690
BBMG Corp., H Shares	224,000	67,757
BeiGene, Ltd., ADR (A)	2,700	318,411
Beijing Capital International Airport Company, Ltd., H Shares	144,900	122,730
BYD Company, Ltd., H Shares (B)	53,500	312,786
BYD Electronic International Company, Ltd.	62,400	82,224
CAR, Inc. (A)	58,000	45,642
CGN Power Company, Ltd., H Shares (C)	903,900	248,854
China Cinda Asset Management Company, Ltd., H Shares	752,200	174,770
China CITIC Bank Corp., Ltd., H Shares	755,000	429,186
China Coal Energy Company, Ltd., H Shares	151,000	61,657
China Communications Construction Company, Ltd., H Shares	387,500	344,707
China Communications Services Corp., Ltd., H Shares	197,200	147,455
China Conch Venture Holdings, Ltd.	138,800	450,774
China Construction Bank Corp., H Shares	8,217,500	6,505,395
China Eastern Airlines Corp., Ltd., H Shares	130,000	71,862
China Everbright Bank Company, Ltd., H Shares	206,000	93,070
China Evergrande Group	223,900	596,278
China Galaxy Securities Company, Ltd., H Shares	295,500	158,847
China Hongqiao Group, Ltd.	181,500	131,262
China Huarong Asset Management Company, Ltd., H Shares (C)	843,600	143,147
China Huishan Dairy Holdings Company, Ltd. (A)(D)	175,000	0

John Hancock Funds II

Portfolio of Investments — May 31, 2019 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
China International Capital Corp., Ltd., H Shares (C)	103,600	$188,501
China Life Insurance Company, Ltd., H Shares	642,200	1,495,876
China Literature, Ltd. (A)(B)(C)	22,800	87,755
China Longyuan Power Group Corp., Ltd., H Shares	265,700	167,436
China Medical System Holdings, Ltd.	128,300	112,672
China Merchants Bank Company, Ltd., H Shares	334,200	1,617,890
China Minsheng Banking Corp., Ltd., H Shares	524,020	381,326
China Molybdenum Company, Ltd., H Shares (B)	297,100	93,451
China National Building Material Company, Ltd., H Shares	333,700	257,060
China Oilfield Services, Ltd., H Shares	149,700	133,535
China Oriental Group Company, Ltd.	102,000	59,154
China Pacific Insurance Group Company, Ltd., H Shares	229,000	848,480
China Petroleum & Chemical Corp., H Shares	2,179,300	1,447,980
China Railway Construction Corp., Ltd., H Shares	168,000	196,343
China Railway Group, Ltd., H Shares	329,600	246,630
China Railway Signal & Communication Corp., Ltd., H Shares (C)	132,000	86,918
China Reinsurance Group Corp., H Shares	551,000	100,510
China Resources Pharmaceutical Group, Ltd. (C)	131,600	172,306
China Shenhua Energy Company, Ltd., H Shares	289,500	596,684
China Southern Airlines Company, Ltd., H Shares	148,800	95,920
China Telecom Corp., Ltd., H Shares	1,183,100	594,527
China Tower Corp., Ltd., H Shares (C)	3,386,000	760,584
China Vanke Company, Ltd., H Shares	106,500	377,916
China Zhongwang Holdings, Ltd.	122,800	58,621
Chongqing Rural Commercial Bank Company, Ltd., H Shares	203,700	104,286
CIFI Holdings Group Company, Ltd.	298,000	178,447
CITIC Securities Company, Ltd., H Shares	194,700	355,307
CNOOC, Ltd.	1,523,500	2,475,205
COSCO SHIPPING Development Company, Ltd., H Shares (A)	30,100	3,688
COSCO SHIPPING Energy Transportation Company, Ltd., H Shares	92,000	48,169
COSCO SHIPPING Holdings Company, Ltd., H Shares (A)	205,500	75,901
Country Garden Holdings Company, Ltd.	649,300	877,453
Country Garden Services Holdings Company, Ltd.	101,000	207,001
CRRC Corp., Ltd., H Shares	362,500	311,053
CSPC Pharmaceutical Group, Ltd.	400,300	645,891
Ctrip.com International, Ltd., ADR (A)	35,000	1,209,600
Dali Foods Group Company, Ltd. (C)	178,500	128,075
Datang International Power Generation Company, Ltd., H Shares	226,000	56,463
Dongfeng Motor Group Company, Ltd., H Shares (B)	233,300	191,930
ENN Energy Holdings, Ltd.	67,200	604,063

International Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Fosun International, Ltd.	216,500	$279,050
Future Land Development Holdings, Ltd.	154,000	167,824
Fuyao Glass Industry Group Company, Ltd., H Shares (B)(C)	44,900	134,033
GDS Holdings, Ltd., ADR (A)(B)	4,900	159,201
Geely Automobile Holdings, Ltd.	422,300	691,912
Genscript Biotech Corp. (A)(B)	78,000	168,982
GF Securities Company, Ltd., H Shares	119,800	136,820
GOME Retail Holdings, Ltd. (A)(B)	878,200	86,377
Great Wall Motor Company, Ltd., H Shares (B)	263,900	191,837
Greentown China Holdings, Ltd.	84,500	56,112
Greentown Service Group Company, Ltd.	82,000	64,417
Guangzhou Automobile Group Company, Ltd., H Shares	257,080	248,102
Guangzhou R&F Properties Company, Ltd., H Shares	80,800	152,779
Guotai Junan Securities Company, Ltd., H Shares (C)	65,400	111,789
Haitian International Holdings, Ltd. (B)	54,400	107,689
Haitong Securities Company, Ltd., H Shares	271,300	278,766
Hengan International Group Company, Ltd.	61,600	453,237
HengTen Networks Group, Ltd. (A)(B)	2,144,000	53,280
Hua Hong Semiconductor, Ltd. (B)(C)	37,000	77,945
Huadian Power International Corp., Ltd., H Shares	162,000	67,074
Huaneng Power International, Inc., H Shares	347,700	219,185
Huaneng Renewables Corp., Ltd., H Shares	411,700	111,149
Huatai Securities Company, Ltd., H Shares (C)	142,100	225,408
Huazhu Group, Ltd., ADR	11,200	342,720
Industrial & Commercial Bank of China, Ltd., H Shares	5,937,800	4,243,968
Inner Mongolia Yitai Coal Company, Ltd., Class B	82,800	90,565
iQIYI, Inc., ADR (A)(B)	10,400	189,592
JD.com, Inc., ADR (A)	62,400	1,607,424
Jiangsu Expressway Company, Ltd., H Shares	98,900	137,901
Jiangxi Copper Company, Ltd., H Shares	102,400	128,074
Kaisa Group Holdings, Ltd.	167,000	69,508
Kingdee International Software Group Company, Ltd.	197,000	219,412
Kingsoft Corp., Ltd. (A)	71,200	196,308
KWG Group Holdings, Ltd.	103,000	103,324
Legend Holdings Corp., H Shares (C)	31,200	75,497
Lenovo Group, Ltd.	616,000	428,660
Logan Property Holdings Company, Ltd.	116,000	171,345
Longfor Group Holdings, Ltd.	126,400	465,631
Luye Pharma Group, Ltd. (C)	92,000	69,225
Maanshan Iron & Steel Company, Ltd., H Shares	162,000	69,048
Meitu, Inc. (A)(B)(C)	133,700	45,164
Meituan Dianping, Class B (A)	27,500	212,274
Metallurgical Corp. of China, Ltd., H Shares	275,000	73,295
Minth Group, Ltd.	62,600	181,375
Momo, Inc., ADR	12,300	339,111
NetEase, Inc., ADR	6,600	1,640,826

John Hancock Funds II

Portfolio of Investments — May 31, 2019 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
New China Life Insurance Company, Ltd., H Shares	73,500	$341,872
New Oriental Education & Technology Group, Inc., ADR (A)	12,200	1,044,930
Noah Holdings, Ltd., ADR (A)	2,300	87,975
PetroChina Company, Ltd., H Shares	1,806,700	1,002,506
PICC Property & Casualty Company, Ltd., H Shares	598,950	647,976
Pinduoduo, Inc., ADR (A)(B)	16,200	314,604
Ping An Insurance Group Company of China, Ltd., H Shares	447,300	4,963,336
Postal Savings Bank of China Company, Ltd., H Shares (C)	680,000	406,693
Semiconductor Manufacturing International Corp. (A)(B)	261,800	315,080
Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	172,000	149,637
Shanghai Electric Group Company, Ltd., H Shares	216,000	76,353
Shanghai Fosun Pharmaceutical Group Company, Ltd., H Shares	45,600	133,977
Shanghai Lujiazui Finance & Trade Zone Development Company, Ltd., B Shares	86,280	100,229
Shanghai Pharmaceuticals Holding Company, Ltd., H Shares	70,000	138,206
Shenzhou International Group Holdings, Ltd.	64,200	759,593
Shui On Land, Ltd.	341,000	77,310
Sihuan Pharmaceutical Holdings Group, Ltd.	301,400	67,624
SINA Corp. (A)	5,600	225,456
Sino-Ocean Group Holding, Ltd.	265,500	105,698
Sinopec Engineering Group Company, Ltd., H Shares	120,000	97,739
Sinopec Shanghai Petrochemical Company, Ltd., H Shares	271,700	118,588
Sinopharm Group Company, Ltd., H Shares	101,500	380,446
Sinotrans, Ltd., H Shares	189,000	69,468
Sinotruk Hong Kong, Ltd.	59,000	111,775
SOHO China, Ltd.	197,200	61,583
Sunac China Holdings, Ltd.	207,300	894,316
Sunny Optical Technology Group Company, Ltd. (B)	61,000	520,791
TAL Education Group, ADR (A)	30,400	1,046,064
Tencent Holdings, Ltd.	487,900	20,344,286
Tencent Music Entertainment Group, ADR (A)(B)	8,200	108,568
The People’s Insurance Company Group of China, Ltd., H Shares	769,200	302,503
Tingyi Cayman Islands Holding Corp.	168,700	274,235
Tong Ren Tang Technologies Company, Ltd., H Shares	44,000	56,308
TravelSky Technology, Ltd., H Shares	79,500	164,767
Tsingtao Brewery Company, Ltd., H Shares	31,000	188,363
Uni-President China Holdings, Ltd.	102,000	108,472
Vipshop Holdings, Ltd., ADR (A)	38,000	286,520
Want Want China Holdings, Ltd.	416,500	297,091
Weibo Corp., ADR (A)(B)	4,680	194,314
Weichai Power Company, Ltd., H Shares	166,000	252,467
Wuxi Biologics Cayman, Inc. (A)(C)	42,000	397,384
Xiaomi Corp., Class B (A)(C)	293,600	359,645

International Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Xinjiang Goldwind Science & Technology Company, Ltd., H Shares	69,000	$72,699
Xinyi Solar Holdings, Ltd.	268,000	146,598
Yangzijiang Shipbuilding Holdings, Ltd.	244,100	243,621
Yanzhou Coal Mining Company, Ltd., H Shares	154,700	145,747
Yihai International Holding, Ltd. (A)	40,000	198,275
Yum China Holdings, Inc.	30,784	1,231,668
Yuzhou Properties Company, Ltd.	128,000	58,323
YY, Inc., ADR (A)	4,100	280,645
Zhaojin Mining Industry Company, Ltd., H Shares	88,000	81,084
Zhejiang Expressway Company, Ltd., H Shares	121,800	127,192
ZhongAn Online P&C Insurance
Company, Ltd., H Shares (A)(C)	22,200	63,493
Zhongsheng Group Holdings, Ltd.	45,500	114,463
Zhuzhou CRRC Times Electric Company, Ltd., H Shares	47,100	253,403
Zijin Mining Group Company, Ltd., H Shares	467,200	165,754
ZTE Corp., H Shares (A)	63,900	154,246
ZTO Express Cayman, Inc., ADR	27,300	492,492

		112,046,629
Colombia - 0.3%
Bancolombia SA	76,521	847,205
Cementos Argos SA	151,997	328,019
Ecopetrol SA	1,648,201	1,349,093
Grupo Argos SA	96,389	494,210
Grupo de Inversiones Suramericana SA	78,216	770,113
Interconexion Electrica SA ESP	147,629	707,984

		4,496,624
Czech Republic - 0.0%
CEZ AS	10,798	251,435
Komercni banka AS	5,001	188,885
Moneta Money Bank AS (C)	27,927	91,209

		531,529
Denmark - 1.2%
A.P. Moller - Maersk A/S, Series A	322	327,118
A.P. Moller - Maersk A/S, Series B	565	603,353
Carlsberg A/S, Class B	9,160	1,203,489
Chr. Hansen Holding A/S	8,462	881,012
Coloplast A/S, B Shares	10,177	1,081,203
Danske Bank A/S	61,760	1,012,178
Demant A/S (A)(B)	8,472	282,939
DSV A/S	16,159	1,441,987
Genmab A/S (A)	5,286	908,784
H Lundbeck A/S	5,898	236,626
ISS A/S	14,241	401,124
Novo Nordisk A/S, B Shares	156,487	7,364,018
Novozymes A/S, B Shares	18,792	880,248
Orsted A/S (C)	16,199	1,289,427
Pandora A/S	9,483	351,642
Tryg A/S	10,711	334,780
Vestas Wind Systems A/S	16,778	1,365,920

		19,965,848
Finland - 0.8%
Elisa OYJ	12,160	541,881
Fortum OYJ	38,591	825,899
Kone OYJ, B Shares	29,462	1,605,222
Metso OYJ	9,110	293,938
Neste OYJ	33,351	1,125,891

John Hancock Funds II

Portfolio of Investments — May 31, 2019 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Finland (continued)
Nokia OYJ	491,000	$2,460,150
Nokian Renkaat OYJ	10,042	286,901
Nordea Bank ABP	263,834	1,862,266
Orion OYJ, Class B	9,039	295,649
Sampo OYJ, A Shares	39,524	1,708,925
Stora Enso OYJ, R Shares	48,188	508,695
UPM-Kymmene OYJ	46,571	1,165,093
Wartsila OYJ ABP	38,548	562,983

		13,243,493
France - 7.4%
Accor SA (B)	15,291	564,741
Aeroports de Paris	2,376	406,844
Air Liquide SA (B)	35,082	4,362,118
Airbus SE	47,779	6,117,329
Alstom SA	12,586	574,391
Amundi SA (C)	5,079	329,124
Arkema SA (B)	5,610	470,433
Atos SE	7,832	595,734
AXA SA	161,087	3,966,055
BioMerieux	3,450	281,850
BNP Paribas SA (B)	92,341	4,234,406
Bollore SA (B)	73,176	330,088
Bouygues SA	17,977	628,481
Bureau Veritas SA (B)	21,220	499,323
Capgemini SE (B)	13,121	1,466,857
Carrefour SA (B)	48,433	911,479
Casino Guichard Perrachon SA (B)	4,558	173,689
Cie de Saint-Gobain	40,892	1,474,941
Cie Generale des Etablissements
Michelin SCA (B)	14,000	1,605,557
CNP Assurances	15,722	336,964
Covivio	3,535	370,963
Credit Agricole SA (B)	94,022	1,068,682
Danone SA	50,525	4,035,922
Dassault Aviation SA	207	258,184
Dassault Systemes SE	10,696	1,587,029
Edenred	19,528	890,850
Eiffage SA	6,337	605,795
Electricite de France SA	49,182	691,891
Engie SA (B)	149,753	2,087,774
EssilorLuxottica SA (B)	23,616	2,706,776
Eurazeo SE	3,999	279,822
Eutelsat Communications SA	14,448	254,756
Faurecia SA	6,399	236,232
Gecina SA	3,673	525,014
Getlink SE	37,470	577,894
Hermes International	2,592	1,722,292
ICADE	2,521	214,353
Iliad SA (B)	2,221	256,327
Imerys SA	3,018	130,877
Ingenico Group SA	4,831	385,450
Ipsen SA	3,150	376,327
JCDecaux SA (B)	6,158	171,835
Kering SA	6,217	3,235,949
Klepierre SA	16,584	564,576
Legrand SA	21,830	1,467,508
L’Oreal SA	20,678	5,547,527
LVMH Moet Hennessy Louis Vuitton SE	22,792	8,600,471
Natixis SA (B)	76,905	352,263
Orange SA	163,178	2,525,190
Pernod Ricard SA	17,382	3,064,600
Peugeot SA	48,309	1,078,267
Publicis Groupe SA (B)	17,345	948,586

International Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
France (continued)
Remy Cointreau SA	1,888	$259,727
Renault SA	15,837	953,930
Rexel SA	25,509	275,289
Safran SA (B)	27,360	3,589,785
Sanofi	92,454	7,466,379
Sartorius Stedim Biotech	2,305	319,344
Schneider Electric SE	45,147	3,565,724
SCOR SE	13,984	575,317
SEB SA (B)	1,888	308,081
Societe BIC SA (B)	2,097	164,092
Societe Generale SA (B)	63,071	1,577,836
Sodexo SA	7,208	828,924
Suez (B)	29,741	398,149
Teleperformance	4,713	904,305
Thales SA	8,695	957,168
TOTAL SA	197,970	10,264,334
Ubisoft Entertainment SA (A)	6,793	555,123
Unibail-Rodamco-Westfield	11,363	1,717,892
Valeo SA (B)	19,678	519,191
Veolia Environnement SA	43,791	1,013,557
Vinci SA	41,648	4,106,980
Vivendi SA	85,534	2,303,136
Wendel SA	2,280	290,188
Worldline SA (A)(B)(C)	6,702	402,132

		119,466,969
Germany - 5.3%
1&1 Drillisch AG	4,060	123,664
adidas AG	14,345	4,095,204
Allianz SE	33,972	7,522,480
Axel Springer SE	3,736	231,253
BASF SE	73,115	4,825,168
Bayer AG	74,232	4,389,644
Bayerische Motoren Werke AG	26,287	1,823,987
Beiersdorf AG	7,992	919,646
Brenntag AG	12,251	568,965
Commerzbank AG	79,974	560,449
Continental AG	8,758	1,191,106
Covestro AG (C)	15,368	671,552
Daimler AG	72,338	3,749,190
Delivery Hero SE (A)(C)	7,366	316,277
Deutsche Bank AG	156,612	1,062,080
Deutsche Boerse AG	15,087	2,076,421
Deutsche Lufthansa AG	19,100	362,171
Deutsche Post AG	78,744	2,316,701
Deutsche Telekom AG	264,793	4,458,071
Deutsche Wohnen SE	28,142	1,328,501
E.ON SE	174,861	1,828,258
Evonik Industries AG	13,018	341,230
Fraport AG Frankfurt Airport Services Worldwide	3,286	257,551
Fresenius Medical Care AG & Company KGaA	17,213	1,254,347
Fresenius SE & Company KGaA	33,193	1,683,512
GEA Group AG	12,954	355,141
Hannover Rueck SE	5,062	757,705
HeidelbergCement AG	11,826	877,394
Henkel AG & Company KGaA	8,254	715,037
HOCHTIEF AG	1,961	232,633
HUGO BOSS AG	5,024	291,467
Infineon Technologies AG (B)	90,415	1,610,300
Innogy SE (C)	10,836	491,164
KION Group AG	5,641	306,807
LANXESS AG	6,937	347,520

John Hancock Funds II

Portfolio of Investments — May 31, 2019 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Germany (continued)
Merck KGaA	10,281	$992,148
METRO AG (B)	14,134	222,257
MTU Aero Engines AG	4,128	890,526
Muenchener Rueckversicherungs-Gesellschaft AG	12,097	2,917,228
OSRAM Licht AG (B)	7,533	224,170
ProSiebenSat.1 Media SE	18,549	302,800
Puma SE	657	382,547
RWE AG	41,205	1,030,882
SAP SE	78,156	9,627,788
Siemens AG	60,879	6,888,508
Siemens Healthineers AG (B)(C)	11,832	460,535
Symrise AG	9,757	913,746
Telefonica Deutschland Holding AG	56,619	158,449
thyssenkrupp AG (B)	34,440	434,841
TUI AG	43,849	404,255
Uniper SE	15,821	443,601
United Internet AG	9,786	349,380
Volkswagen AG	2,566	407,207
Vonovia SE	38,959	2,041,234
Wirecard AG	9,339	1,459,538
Zalando SE (A)(C)	8,991	356,690

		84,850,926
Hong Kong - 3.6%
AIA Group, Ltd.	984,200	9,245,780
Alibaba Health Information Technology, Ltd. (A)	295,100	279,804
Alibaba Pictures Group, Ltd. (A)	1,195,600	248,241
ASM Pacific Technology, Ltd.	23,900	231,668
Beijing Enterprises Holdings, Ltd.	43,000	215,821
Beijing Enterprises Water Group, Ltd. (A)	464,500	246,545
BOC Hong Kong Holdings, Ltd.	301,000	1,156,884
Brilliance China Automotive Holdings, Ltd.	261,500	266,478
China Agri-Industries Holdings, Ltd.	204,000	61,576
China Ding Yi Feng Holdings, Ltd. (D)	88,000	220,406
China Everbright International, Ltd.	294,200	277,918
China Everbright, Ltd.	75,100	120,185
China First Capital Group, Ltd. (A)	272,000	83,355
China Gas Holdings, Ltd. (B)	151,600	488,145
China Jinmao Holdings Group, Ltd.	450,900	260,327
China Mengniu Dairy Company, Ltd. (A)	234,900	856,955
China Merchants Port Holdings Company, Ltd.	114,300	200,151
China Mobile, Ltd.	524,900	4,584,979
China Overseas Land & Investment, Ltd.	327,500	1,134,736
China Power International Development, Ltd.	358,000	92,787
China Resources Beer Holdings Company, Ltd.	125,200	547,838
China Resources Cement Holdings, Ltd.	208,000	180,352
China Resources Gas Group, Ltd.	77,100	369,680
China Resources Land, Ltd.	237,700	966,958
China Resources Power Holdings Company, Ltd.	167,100	243,519
China State Construction International Holdings, Ltd. (B)	169,500	173,405
China Taiping Insurance Holdings Company, Ltd.	140,000	359,847
China Traditional Chinese Medicine Holdings Company, Ltd.	196,000	103,517

International Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
China Travel International Investment
Hong Kong, Ltd.	218,000	$44,468
China Unicom Hong Kong, Ltd.	523,300	550,483
CITIC, Ltd.	496,600	674,168
CK Asset Holdings, Ltd.	210,500	1,523,478
CK Hutchison Holdings, Ltd.	219,500	2,073,258
CK Infrastructure Holdings, Ltd.	53,500	413,157
CLP Holdings, Ltd.	133,000	1,506,352
COSCO SHIPPING Ports, Ltd.	151,700	147,612
Dairy Farm International Holdings, Ltd.	27,600	210,687
Far East Horizon, Ltd.	181,800	193,825
Fullshare Holdings, Ltd. (A)(B)	668,300	62,137
Galaxy Entertainment Group, Ltd.	194,000	1,174,638
Guangdong Investment, Ltd.	248,900	489,279
Haier Electronics Group Company, Ltd.	105,700	270,250
Hang Lung Group, Ltd.	74,000	197,772
Hang Lung Properties, Ltd.	162,000	341,804
Hang Seng Bank, Ltd.	62,000	1,556,324
Henderson Land Development Company, Ltd.	118,041	609,941
HK Electric Investments & HK Electric Investments, Ltd. (B)	197,500	193,450
HKT Trust & HKT, Ltd.	301,000	474,628
Hong Kong & China Gas Company, Ltd.	822,646	1,818,639
Hong Kong Exchanges & Clearing, Ltd.	96,700	3,077,876
Hongkong Land Holdings, Ltd.	94,700	617,931
Hutchison China MediTech, Ltd., ADR (A)(B)	4,400	121,484
Hysan Development Company, Ltd.	49,000	255,198
Jardine Matheson Holdings, Ltd.	18,000	1,155,919
Jardine Strategic Holdings, Ltd.	18,000	673,702
Jiayuan International Group, Ltd.	104,000	48,396
Kerry Properties, Ltd.	55,000	209,058
Kingboard Holdings, Ltd.	58,700	154,339
Kingboard Laminates Holdings, Ltd. (B)	96,000	81,921
Kunlun Energy Company, Ltd.	278,900	256,340
Lee & Man Paper Manufacturing, Ltd.	122,500	79,795
Link REIT (B)	171,500	2,052,166
Melco Resorts & Entertainment, Ltd., ADR	20,000	386,000
MTR Corp., Ltd.	124,500	760,873
New World Development Company, Ltd.	497,000	734,783
Nine Dragons Paper Holdings, Ltd.	133,900	106,752
NWS Holdings, Ltd.	130,000	256,164
PCCW, Ltd.	343,000	195,284
Power Assets Holdings, Ltd.	112,000	775,017
Shanghai Industrial Holdings, Ltd.	39,900	83,183
Shangri-La Asia, Ltd.	105,000	134,195
Shenzhen International Holdings, Ltd.	78,000	136,997
Shenzhen Investment, Ltd.	296,000	109,030
Shimao Property Holdings, Ltd.	101,400	290,931
Sino Biopharmaceutical, Ltd.	594,900	600,069
Sino Land Company, Ltd.	267,000	427,266
SJM Holdings, Ltd.	166,000	184,024
Skyworth Digital Holdings, Ltd.	9,600	2,534
SSY Group, Ltd.	130,000	103,405
Sun Art Retail Group, Ltd.	198,700	173,537
Sun Hung Kai Properties, Ltd.	129,500	2,050,147
Swire Pacific, Ltd., Class A	40,000	473,301
Swire Properties, Ltd.	94,000	387,659
Techtronic Industries Company, Ltd.	111,500	711,778
The Bank of East Asia, Ltd.	101,400	315,927
The Wharf Holdings, Ltd.	97,000	247,846
Towngas China Company, Ltd. (A)	75,000	56,518

John Hancock Funds II

Portfolio of Investments — May 31, 2019 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
WH Group, Ltd. (C)	717,000	$645,395
Wharf Real Estate Investment Company, Ltd.	99,000	677,462
Wheelock & Company, Ltd.	67,000	442,287
Yue Yuen Industrial Holdings, Ltd.	60,500	169,977
Yuexiu Property Company, Ltd.	562,000	127,495

		58,294,168
Hungary - 0.1%
MOL Hungarian Oil & Gas PLC (A)	30,616	344,684
OTP Bank Nyrt	18,393	767,039
Richter Gedeon NYRT	11,536	207,480

		1,319,203
Indonesia - 0.3%
Adaro Energy Tbk PT	603,500	54,792
Astra International Tbk PT	853,500	447,351
Bank Central Asia Tbk PT	414,900	848,828
Bank Mandiri Persero Tbk PT	786,600	425,464
Bank Negara Indonesia Persero Tbk PT	313,300	184,771
Bank Rakyat Indonesia Persero Tbk PT	2,344,700	675,610
Bank Tabungan Negara Persero Tbk PT	173,300	30,113
Bukit Asam Tbk PT	111,900	24,011
Bumi Serpong Damai Tbk PT (A)	318,900	30,277
Charoen Pokphand Indonesia Tbk PT	313,700	107,601
Gudang Garam Tbk PT	20,400	115,263
Hanjaya Mandala Sampoerna Tbk PT	392,300	93,224
Indah Kiat Pulp & Paper Corp. Tbk PT	117,500	63,871
Indocement Tunggal Prakarsa Tbk PT	76,900	114,796
Indofood CBP Sukses Makmur Tbk PT	95,600	65,656
Indofood Sukses Makmur Tbk PT	184,300	85,450
Jasa Marga Persero Tbk PT	88,200	35,364
Kalbe Farma Tbk PT	873,200	86,207
Pabrik Kertas Tjiwi Kimia Tbk PT	59,300	42,557
Pakuwon Jati Tbk PT	706,300	34,861
Perusahaan Gas Negara Tbk PT	459,900	66,330
Semen Indonesia Persero Tbk PT	125,100	101,809
Surya Citra Media Tbk PT	240,200	27,839
Telekomunikasi Indonesia Persero Tbk PT	2,089,700	572,520
Tower Bersama Infrastructure Tbk PT	82,900	21,271
Unilever Indonesia Tbk PT	63,800	199,830
United Tractors Tbk PT	70,100	124,755
Waskita Karya Persero Tbk PT	78,100	9,939

		4,690,360
Ireland - 0.5%
AerCap Holdings NV (A)	14,300	640,926
AIB Group PLC	64,563	265,603
Bank of Ireland Group PLC	79,463	424,758
CRH PLC	67,066	2,102,933
DCC PLC	9,690	812,780
Flutter Entertainment PLC	6,558	466,016
James Hardie Industries PLC	43,294	549,354
Kerry Group PLC, Class A	12,945	1,495,061
Kingspan Group PLC	12,797	666,620
Ryanair Holdings PLC, ADR (A)	2,557	166,768
Smurfit Kappa Group PLC	18,453	509,647

		8,100,466
Isle of Man - 0.0%
GVC Holdings PLC	54,867	414,611
Israel - 0.3%
Azrieli Group, Ltd.	3,726	222,452
Bank Hapoalim BM	86,969	626,297
Bank Leumi Le-Israel BM	118,435	793,546

International Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Israel (continued)
Bezeq The Israeli Telecommunication Corp., Ltd.	171,411	$106,324
Check Point Software Technologies, Ltd. (A)	9,800	1,080,744
Israel Chemicals, Ltd.	59,190	296,524
Mizrahi Tefahot Bank, Ltd. (A)	11,743	256,844
Nice, Ltd. (A)	4,847	676,772
Teva Pharmaceutical Industries, Ltd. (A)	9,796	84,404
Teva Pharmaceutical Industries, Ltd., ADR (A)	65,600	567,440
Wix.com, Ltd. (A)	3,400	466,956

		5,178,303
Italy - 0.8%
Assicurazioni Generali SpA	63,274	1,108,416
Atlantia SpA	25,305	633,060
Davide Campari-Milano SpA	29,396	287,037
Enel SpA	421,239	2,619,788
Eni SpA	131,265	1,977,193
Ferrari NV	6,285	893,533
Intesa Sanpaolo SpA (B)	769,975	1,570,512
Leonardo SpA	20,653	228,481
Mediobanca Banca di Credito Finanziario SpA	31,518	290,186
Moncler SpA	9,314	342,209
Pirelli & C. SpA (B)(C)	18,941	107,808
Poste Italiane SpA (C)	29,394	284,922
Prysmian SpA	12,281	204,312
Recordati SpA	5,231	216,083
Snam SpA	111,404	559,522
Telecom Italia SpA (A)	591,585	290,831
Telecom Italia SpA	309,198	144,448
Terna Rete Elettrica Nazionale SpA	71,573	437,230
UniCredit SpA	104,165	1,180,924

		13,376,495
Japan - 10.1%
ABC-Mart, Inc.	1,600	99,871
Acom Company, Ltd.	20,300	67,641
Aeon Company, Ltd.	31,200	537,495
AEON Financial Service Company, Ltd.	5,800	92,276
Aeon Mall Company, Ltd.	5,000	73,368
AGC, Inc.	9,400	300,926
Air Water, Inc.	7,600	112,329
Aisin Seiki Company, Ltd.	8,400	276,597
Ajinomoto Company, Inc.	22,500	382,714
Alfresa Holdings Corp.	9,700	242,555
Alps Alpine Company, Ltd.	11,000	180,799
Amada Holdings Company, Ltd.	17,700	181,502
ANA Holdings, Inc.	5,900	197,262
Aozora Bank, Ltd.	5,900	142,781
Asahi Group Holdings, Ltd.	18,700	821,119
Asahi Intecc Company, Ltd.	5,000	255,296
Asahi Kasei Corp.	65,200	667,878
Asics Corp.	8,100	88,614
Astellas Pharma, Inc.	97,000	1,299,891
Bandai Namco Holdings, Inc.	10,300	504,278
Benesse Holdings, Inc.	3,600	83,507
Bridgestone Corp.	31,300	1,164,131
Brother Industries, Ltd.	11,600	197,369
Calbee, Inc.	4,000	113,432
Canon, Inc.	51,700	1,456,491
Casio Computer Company, Ltd.	10,000	111,170
Central Japan Railway Company	7,400	1,538,121
Chubu Electric Power Company, Inc.	31,100	424,082

John Hancock Funds II

Portfolio of Investments — May 31, 2019 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Chugai Pharmaceutical Company, Ltd.	11,500	$764,108
Coca-Cola Bottlers Japan Holdings, Inc.	6,900	156,578
Concordia Financial Group, Ltd.	55,400	210,761
Credit Saison Company, Ltd.	8,300	88,991
CyberAgent, Inc.	5,200	198,818
Dai Nippon Printing Company, Ltd.	12,400	267,826
Daicel Corp.	13,400	113,610
Daifuku Company, Ltd.	5,200	258,672
Dai-ichi Life Holdings, Inc.	57,300	823,003
Daiichi Sankyo Company, Ltd.	29,200	1,408,468
Daikin Industries, Ltd.	12,800	1,548,035
Daito Trust Construction Company, Ltd.	3,700	480,713
Daiwa House Industry Company, Ltd.	29,200	872,440
Daiwa House REIT Investment Corp.	90	212,738
Daiwa Securities Group, Inc.	83,100	361,475
DeNA Company, Ltd.	5,500	110,784
Denso Corp.	22,300	857,668
Dentsu, Inc.	11,100	361,266
Disco Corp.	1,500	207,135
East Japan Railway Company	15,700	1,487,583
Eisai Company, Ltd.	13,000	761,654
Electric Power Development Company, Ltd.	7,400	162,124
FamilyMart UNY Holdings Company, Ltd.	13,000	312,211
FANUC Corp.	10,000	1,686,352
Fast Retailing Company, Ltd.	3,000	1,724,753
Fuji Electric Company, Ltd.	6,200	205,294
FUJIFILM Holdings Corp.	19,900	948,233
Fujitsu, Ltd.	10,100	680,889
Fukuoka Financial Group, Inc.	9,100	154,936
Hakuhodo DY Holdings, Inc.	11,900	185,803
Hamamatsu Photonics KK	7,200	256,641
Hankyu Hanshin Holdings, Inc.	11,700	419,659
Hikari Tsushin, Inc.	1,100	222,200
Hino Motors, Ltd.	13,400	105,652
Hirose Electric Company, Ltd.	1,600	174,164
Hisamitsu Pharmaceutical Company, Inc.	3,000	119,897
Hitachi Chemical Company, Ltd.	5,400	143,406
Hitachi Construction Machinery Company, Ltd.	5,700	131,605
Hitachi High-Technologies Corp.	3,600	151,805
Hitachi Metals, Ltd.	11,000	108,836
Hitachi, Ltd.	49,900	1,680,280
Honda Motor Company, Ltd.	84,000	2,065,860
Hoshizaki Corp.	2,800	211,132
Hoya Corp.	19,600	1,356,690
Hulic Company, Ltd.	14,700	116,335
Idemitsu Kosan Company, Ltd.	10,097	283,632
IHI Corp.	7,600	168,436
Iida Group Holdings Company, Ltd.	7,600	120,185
Inpex Corp.	52,200	420,070
Isetan Mitsukoshi Holdings, Ltd.	17,000	140,201
Isuzu Motors, Ltd.	28,400	311,993
ITOCHU Corp.	69,500	1,275,905
J Front Retailing Company, Ltd.	11,700	121,827
Japan Airlines Company, Ltd.	5,900	185,014
Japan Airport Terminal Company, Ltd.	2,400	90,440
Japan Exchange Group, Inc.	26,200	403,677
Japan Post Bank Company, Ltd.	20,200	206,448
Japan Post Holdings Company, Ltd.	84,600	936,952
Japan Prime Realty Investment Corp.	39	166,972
Japan Real Estate Investment Corp.	65	386,764
Japan Retail Fund Investment Corp.	127	255,828

International Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Japan Tobacco, Inc.	56,700	$1,300,047
JFE Holdings, Inc.	25,400	350,772
JGC Corp.	10,700	141,860
JSR Corp.	9,900	139,920
JTEKT Corp.	10,800	113,598
JXTG Holdings, Inc.	165,700	787,414
Kajima Corp.	23,300	318,252
Kakaku.com, Inc.	6,800	137,135
Kamigumi Company, Ltd.	5,400	127,036
Kaneka Corp.	2,500	85,779
Kansai Paint Company, Ltd.	9,100	171,333
Kao Corp.	25,100	1,947,790
Kawasaki Heavy Industries, Ltd.	7,400	164,577
KDDI Corp.	91,200	2,335,901
Keihan Holdings Company, Ltd.	4,800	206,696
Keikyu Corp.	11,100	187,278
Keio Corp.	5,200	346,246
Keisei Electric Railway Company, Ltd.	6,500	242,319
Keyence Corp.	5,000	2,809,265
Kikkoman Corp.	7,500	310,035
Kintetsu Group Holdings Company, Ltd.	8,500	406,398
Kirin Holdings Company, Ltd.	42,300	914,854
Kobayashi Pharmaceutical Company, Ltd.	2,500	185,135
Kobe Steel, Ltd.	15,900	98,121
Koito Manufacturing Company, Ltd.	5,400	248,889
Komatsu, Ltd.	47,700	1,047,093
Konami Holdings Corp.	4,700	221,127
Konica Minolta, Inc.	23,200	203,547
Kose Corp.	1,600	251,530
Kubota Corp.	50,900	773,896
Kuraray Company, Ltd.	16,400	187,264
Kurita Water Industries, Ltd.	5,100	121,664
Kyocera Corp.	16,600	1,007,414
Kyowa Hakko Kirin Company, Ltd.	13,300	250,342
Kyushu Electric Power Company, Inc.	19,200	189,469
Kyushu Railway Company	8,100	240,977
Lawson, Inc.	2,500	116,855
LINE Corp. (A)	3,600	104,850
Lion Corp.	11,400	220,449
LIXIL Group Corp.	13,700	175,139
M3, Inc.	21,700	408,093
Makita Corp.	11,500	400,251
Marubeni Corp.	81,300	507,706
Marui Group Company, Ltd.	9,600	199,627
Maruichi Steel Tube, Ltd.	2,600	67,896
Mazda Motor Corp.	28,900	280,600
McDonald’s Holdings Company Japan, Ltd. (B)	3,300	149,976
Mebuki Financial Group, Inc.	41,900	104,705
Medipal Holdings Corp.	8,700	187,792
MEIJI Holdings Company, Ltd.	6,300	441,339
MINEBEA MITSUMI, Inc.	19,900	289,227
MISUMI Group, Inc.	14,600	341,751
Mitsubishi Chemical Holdings Corp.	66,600	434,029
Mitsubishi Corp.	69,700	1,806,369
Mitsubishi Electric Corp.	94,300	1,171,214
Mitsubishi Estate Company, Ltd.	60,700	1,113,427
Mitsubishi Gas Chemical Company, Inc.	8,600	106,492
Mitsubishi Heavy Industries, Ltd.	15,600	682,019
Mitsubishi Materials Corp.	5,200	135,246
Mitsubishi Motors Corp.	34,500	161,552
Mitsubishi Tanabe Pharma Corp.	13,000	152,875
Mitsubishi UFJ Financial Group, Inc.	605,600	2,781,416

John Hancock Funds II

Portfolio of Investments — May 31, 2019 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Mitsubishi UFJ Lease & Finance Company, Ltd.	21,300	$105,689
Mitsui & Company, Ltd.	85,500	1,312,878
Mitsui Chemicals, Inc.	9,600	209,463
Mitsui Fudosan Company, Ltd.	45,800	1,106,535
Mitsui OSK Lines, Ltd.	5,900	124,759
Mizuho Financial Group, Inc.	1,238,700	1,746,151
MonotaRO Company, Ltd.	6,400	135,178
MS&AD Insurance Group Holdings, Inc.	25,600	809,299
Murata Manufacturing Company, Ltd.	27,900	1,191,938
Nabtesco Corp.	5,900	146,944
Nagoya Railroad Company, Ltd.	9,000	247,768
NEC Corp.	13,400	494,705
Nexon Company, Ltd. (A)	22,900	339,665
NGK Insulators, Ltd.	13,500	182,313
NGK Spark Plug Company, Ltd.	8,100	141,380
NH Foods, Ltd.	4,600	185,985
Nidec Corp.	11,500	1,425,661
Nikon Corp.	16,600	226,945
Nintendo Company, Ltd.	5,800	2,047,388
Nippon Building Fund, Inc.	67	458,212
Nippon Electric Glass Company, Ltd.	4,400	105,339
Nippon Express Company, Ltd.	3,800	201,606
Nippon Paint Holdings Company, Ltd.	7,500	294,576
Nippon Prologis REIT, Inc.	84	182,755
Nippon Steel Corp.	41,800	691,261
Nippon Telegraph & Telephone Corp.	33,100	1,480,932
Nippon Yusen KK	7,800	117,237
Nissan Chemical Corp.	6,500	274,452
Nissan Motor Company, Ltd.	119,400	810,496
Nisshin Seifun Group, Inc.	10,000	232,223
Nissin Foods Holdings Company, Ltd.	3,200	193,543
Nitori Holdings Company, Ltd.	4,100	486,526
Nitto Denko Corp.	8,500	369,256
Nomura Holdings, Inc.	178,300	557,937
Nomura Real Estate Holdings, Inc.	6,300	129,078
Nomura Real Estate Master Fund, Inc.	193	299,814
Nomura Research Institute, Ltd.	5,800	281,721
NSK, Ltd.	18,700	149,211
NTT Data Corp.	32,300	384,106
NTT DOCOMO, Inc.	68,600	1,576,841
Obayashi Corp.	33,600	307,710
Obic Company, Ltd.	3,300	395,806
Odakyu Electric Railway Company, Ltd.	14,900	366,861
Oji Holdings Corp.	44,200	227,876
Olympus Corp.	59,900	705,369
Omron Corp.	10,000	470,614
Ono Pharmaceutical Company, Ltd.	19,600	345,518
Oracle Corp. Japan	1,900	131,994
Oriental Land Company, Ltd.	10,300	1,253,098
ORIX Corp.	68,600	967,173
Osaka Gas Company, Ltd.	19,000	336,689
Otsuka Corp.	5,300	204,967
Otsuka Holdings Company, Ltd.	20,100	671,847
Pan Pacific International Holdings Corp.	6,100	376,204
Panasonic Corp.	114,000	900,259
Park24 Company, Ltd.	5,800	108,760
Persol Holdings Company, Ltd.	9,200	194,681
Pigeon Corp.	5,900	222,676
Pola Orbis Holdings, Inc.	4,700	128,899
Rakuten, Inc.	44,300	458,042
Recruit Holdings Company, Ltd.	56,800	1,801,171
Renesas Electronics Corp. (A)	43,200	194,312
Resona Holdings, Inc.	107,700	453,872

International Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Ricoh Company, Ltd.	34,300	$331,283
Rinnai Corp.	1,700	111,274
Rohm Company, Ltd.	4,900	300,372
Ryohin Keikaku Company, Ltd.	1,200	216,434
Sankyo Company, Ltd.	2,100	79,985
Santen Pharmaceutical Company, Ltd.	18,900	270,770
SBI Holdings, Inc.	12,200	279,954
Secom Company, Ltd.	10,800	921,677
Sega Sammy Holdings, Inc.	8,800	103,968
Seibu Holdings, Inc.	11,200	186,769
Seiko Epson Corp.	14,400	211,052
Sekisui Chemical Company, Ltd.	19,100	279,433
Sekisui House, Ltd.	32,000	511,832
Seven & i Holdings Company, Ltd.	38,800	1,305,944
Seven Bank, Ltd.	28,700	73,219
SG Holdings Company, Ltd.	4,800	129,636
Sharp Corp.	11,200	100,737
Shimadzu Corp.	11,500	285,620
Shimamura Company, Ltd.	1,100	83,750
Shimano, Inc.	3,800	580,091
Shimizu Corp.	28,600	232,234
Shin-Etsu Chemical Company, Ltd.	18,700	1,544,198
Shinsei Bank, Ltd.	7,900	111,687
Shionogi & Company, Ltd.	14,200	774,260
Shiseido Company, Ltd.	19,500	1,399,022
Showa Denko KK	7,100	192,542
SMC Corp.	3,000	977,860
Softbank Corp.	86,300	1,120,606
SoftBank Group Corp.	42,500	3,943,257
Sohgo Security Services Company, Ltd.	3,600	173,535
Sompo Holdings, Inc.	17,100	645,041
Sony Corp. (B)	65,400	3,134,212
Sony Financial Holdings, Inc.	9,800	216,181
Stanley Electric Company, Ltd.	6,700	152,005
Subaru Corp.	31,700	732,507
SUMCO Corp.	12,200	132,961
Sumitomo Chemical Company, Ltd.	77,500	333,054
Sumitomo Corp.	58,300	837,560
Sumitomo Dainippon Pharma Company, Ltd.	8,200	167,549
Sumitomo Electric Industries, Ltd.	38,700	464,870
Sumitomo Heavy Industries, Ltd.	5,800	182,378
Sumitomo Metal Mining Company, Ltd.	12,000	313,798
Sumitomo Mitsui Financial Group, Inc.	68,500	2,373,655
Sumitomo Mitsui Trust Holdings, Inc.	17,000	621,127
Sumitomo Realty & Development Company, Ltd.	18,200	669,217
Sumitomo Rubber Industries, Ltd.	8,600	94,992
Sundrug Company, Ltd.	3,600	89,901
Suntory Beverage & Food, Ltd.	7,100	295,379
Suzuken Company, Ltd.	3,700	227,536
Suzuki Motor Corp.	17,700	837,554
Sysmex Corp.	8,600	594,552
T&D Holdings, Inc.	30,600	317,239
Taiheiyo Cement Corp.	6,100	179,736
Taisei Corp.	11,000	400,137
Taisho Pharmaceutical Holdings Company, Ltd.	1,800	146,261
Taiyo Nippon Sanso Corp.	6,600	122,941
Takashimaya Company, Ltd.	7,200	76,104
Takeda Pharmaceutical Company, Ltd.	76,396	2,597,643
TDK Corp.	6,700	451,081
Teijin, Ltd.	9,100	147,923
Terumo Corp.	31,200	881,955

John Hancock Funds II

Portfolio of Investments — May 31, 2019 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
The Bank of Kyoto, Ltd.	2,700	$104,856
The Chiba Bank, Ltd.	31,200	148,580
The Chugoku Electric Power Company, Inc.	13,500	169,125
The Kansai Electric Power Company, Inc.	36,300	422,849
The Shizuoka Bank, Ltd.	22,100	173,882
The Yokohama Rubber Company, Ltd.	6,000	99,618
THK Company, Ltd.	6,300	127,533
Tobu Railway Company, Ltd.	9,600	278,606
Toho Company, Ltd.	5,800	248,579
Toho Gas Company, Ltd.	3,700	144,139
Tohoku Electric Power Company, Inc.	21,700	221,321
Tokio Marine Holdings, Inc.	34,100	1,689,944
Tokyo Century Corp.	2,200	88,578
Tokyo Electric Power Company Holdings, Inc. (A)	74,700	383,201
Tokyo Electron, Ltd.	8,100	1,090,137
Tokyo Gas Company, Ltd.	19,600	486,517
Tokyu Corp.	25,400	449,627
Tokyu Fudosan Holdings Corp.	31,200	173,312
Toppan Printing Company, Ltd.	12,500	181,727
Toray Industries, Inc.	71,400	488,289
Toshiba Corp.	33,500	1,062,574
Tosoh Corp.	13,500	169,993
TOTO, Ltd.	7,300	270,600
Toyo Seikan Group Holdings, Ltd.	7,700	145,324
Toyo Suisan Kaisha, Ltd.	4,400	171,879
Toyoda Gosei Company, Ltd.	3,200	55,579
Toyota Industries Corp.	7,500	383,471
Toyota Motor Corp.	117,500	6,901,782
Toyota Tsusho Corp.	11,100	318,353
Trend Micro, Inc.	6,100	272,194
Tsuruha Holdings, Inc.	1,900	151,662
Unicharm Corp.	20,700	617,491
United Urban Investment Corp.	141	232,779
USS Company, Ltd.	11,100	209,892
Welcia Holdings Company, Ltd.	2,400	83,945
West Japan Railway Company	8,300	649,263
Yahoo Japan Corp.	144,800	414,680
Yakult Honsha Company, Ltd.	6,100	346,381
Yamada Denki Company, Ltd. (B)	31,000	145,117
Yamaguchi Financial Group, Inc.	9,900	72,973
Yamaha Corp.	6,900	308,783
Yamaha Motor Company, Ltd.	14,400	245,159
Yamato Holdings Company, Ltd.	15,800	318,987
Yamazaki Baking Company, Ltd.	6,200	92,877
Yaskawa Electric Corp.	12,400	355,026
Yokogawa Electric Corp.	11,800	227,835
ZOZO, Inc.	10,500	179,485

		162,603,508
Luxembourg - 0.2%
ArcelorMittal	55,061	812,936
Aroundtown SA	61,860	524,849
Eurofins Scientific SE (B)	923	419,598
Millicom International Cellular SA	5,630	315,601
Reinet Investments SCA	9,563	151,739
RTL Group SA	3,078	147,335
SES SA	29,373	444,390
Tenaris SA	24,375	285,435

		3,101,883
Macau - 0.1%
MGM China Holdings, Ltd.	80,000	123,619

International Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Macau (continued)
Sands China, Ltd.	197,600	$895,496
Wynn Macau, Ltd.	124,800	266,649

		1,285,764
Malaysia - 0.5%
AirAsia Group BHD	110,500	76,315
Alliance Bank Malaysia BHD	67,900	62,366
AMMB Holdings BHD	115,200	121,927
Astro Malaysia Holdings BHD	26,400	8,750
Axiata Group BHD	191,200	214,109
British American Tobacco Malaysia BHD	9,900	70,929
CIMB Group Holdings BHD	336,800	423,314
Dialog Group BHD	250,400	198,074
DiGi.Com BHD	216,600	257,468
FGV Holdings BHD (A)	27,700	7,527
Fraser & Neave Holdings BHD	8,900	72,666
Gamuda BHD	139,700	116,480
Genting BHD	151,600	231,177
Genting Malaysia BHD	209,700	157,085
Genting Plantations BHD	14,900	36,781
HAP Seng Consolidated BHD	42,000	99,324
Hartalega Holdings BHD	93,200	115,726
Hong Leong Bank BHD	44,800	202,963
Hong Leong Financial Group BHD	15,500	70,285
IHH Healthcare BHD	153,600	201,610
IJM Corp. BHD	204,800	108,461
IOI Corp. BHD	129,100	132,842
IOI Properties Group BHD	119,800	38,338
Kuala Lumpur Kepong BHD	29,200	172,954
Malayan Banking BHD	270,700	582,448
Malaysia Airports Holdings BHD	63,400	110,890
Maxis BHD	162,800	215,457
MISC BHD	78,800	130,579
My EG Services BHD	29,000	9,599
Nestle Malaysia BHD	4,000	140,265
Petronas Chemicals Group BHD	169,200	336,082
Petronas Dagangan BHD	12,800	78,727
Petronas Gas BHD	48,600	204,643
PPB Group BHD	39,500	177,028
Press Metal Aluminium Holdings BHD	94,100	100,623
Public Bank BHD	203,300	1,144,456
QL Resources BHD	43,400	70,807
RHB Bank BHD	69,800	97,076
Sime Darby BHD	168,700	93,511
Sime Darby Plantation BHD	164,700	183,069
Sime Darby Property BHD	217,600	55,146
SP Setia BHD Group	108,700	56,728
Telekom Malaysia BHD	78,300	67,346
Tenaga Nasional BHD	220,700	668,107
Top Glove Corp. BHD	98,000	117,981
UMW Holdings BHD	5,300	6,442
Westports Holdings BHD	70,000	64,732
YTL Corp. BHD	231,478	62,851

		7,972,064
Mexico - 1.3%
Alfa SAB de CV, Class A	481,500	440,994
Alsea SAB de CV (A)(B)	76,200	149,144
America Movil SAB de CV, Series L	5,315,100	3,756,063
Arca Continental SAB de CV	69,700	373,417
Banco Santander Mexico SA	289,280	424,206
Cemex SAB de CV (A)(B)	2,397,948	983,711
Coca-Cola Femsa SAB de CV	83,000	516,115

John Hancock Funds II

Portfolio of Investments — May 31, 2019 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Mexico (continued)
El Puerto de Liverpool SAB de CV, Series C1	29,600	$165,680
Fibra Uno Administracion SA de CV	534,300	683,457
Fomento Economico Mexicano SAB de CV (B)	307,100	2,859,659
Fresnillo PLC	21,799	211,778
Gruma SAB de CV, Class B (B)	33,570	320,237
Grupo Aeroportuario del Pacifico SAB de CV, B Shares (B)	56,500	552,669
Grupo Aeroportuario del Sureste SAB de CV, B Shares	32,920	520,858
Grupo Bimbo SAB de CV, Series A	259,500	524,329
Grupo Carso SAB de CV, Series A1	70,700	260,993
Grupo Financiero Banorte SAB de CV, Series O	409,900	2,233,679
Grupo Financiero Inbursa SAB de CV, Series O (B)	367,100	488,124
Grupo Mexico SAB de CV, Series B (B)	554,000	1,379,435
Grupo Televisa SAB (B)	386,700	720,965
Industrias Penoles SAB de CV	21,295	238,269
Infraestructura Energetica Nova SAB de CV	84,900	345,037
Kimberly-Clark de Mexico SAB de CV, Class A (A)	239,900	432,704
Megacable Holdings SAB de CV (B)	48,800	201,338
Mexichem SAB de CV	166,735	347,699
Promotora y Operadora de Infraestructura SAB de CV	35,940	350,254
Wal-Mart de Mexico SAB de CV	826,700	2,326,297

		21,807,111
Netherlands - 4.2%
ABN AMRO Group NV (C)	48,016	1,014,434
Adyen NV (A)(C)	1,175	942,742
Aegon NV	212,043	968,721
Akzo Nobel NV	25,477	2,145,920
ASML Holding NV	46,485	8,751,053
EXOR NV	5,706	357,019
Heineken Holding NV	13,071	1,293,286
Heineken NV	29,430	3,089,138
ING Groep NV	441,850	4,772,577
Koninklijke Ahold Delhaize NV	134,215	3,010,292
Koninklijke DSM NV (B)	20,635	2,314,926
Koninklijke KPN NV	380,780	1,162,503
Koninklijke Philips NV	105,151	4,167,129
Koninklijke Vopak NV (B)	7,759	317,823
NN Group NV	36,009	1,366,938
NXP Semiconductors NV	39,100	3,447,056
QIAGEN NV (A)	18,281	696,044
Randstad NV	13,602	700,200
Royal Dutch Shell PLC, A Shares	445,809	13,809,044
Royal Dutch Shell PLC, B Shares	370,733	11,545,462
Wolters Kluwer NV	31,686	2,210,526

		68,082,833
New Zealand - 0.1%
a2 Milk Company, Ltd. (A)	37,188	383,179
Auckland International Airport, Ltd.	51,388	293,996
Fisher & Paykel Healthcare Corp., Ltd.	29,019	291,713
Fletcher Building, Ltd.	45,033	154,253
Meridian Energy, Ltd.	64,937	179,744
Ryman Healthcare, Ltd.	19,790	149,688
Spark New Zealand, Ltd.	90,914	226,560

		1,679,133

International Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Norway - 0.5%
Aker BP ASA	8,839	$237,793
DNB ASA	79,679	1,350,758
Equinor ASA (B)	96,732	1,847,762
Gjensidige Forsikring ASA	17,978	350,064
Mowi ASA (B)	36,298	842,312
Norsk Hydro ASA	111,432	389,500
Orkla ASA	67,186	581,824
Schibsted ASA, B Shares	8,125	205,004
Telenor ASA	60,876	1,252,896
Yara International ASA	14,762	634,143

		7,692,056
Peru - 0.2%
Cia de Minas Buenaventura SAA, ADR	27,500	417,175
Credicorp, Ltd.	10,753	2,406,521
Southern Copper Corp.	13,700	462,101

		3,285,797
Philippines - 0.2%
Aboitiz Equity Ventures, Inc.	139,280	149,629
Aboitiz Power Corp.	103,400	72,428
Alliance Global Group, Inc.	280,700	84,090
Ayala Corp.	16,850	297,033
Ayala Land, Inc.	492,900	468,887
Bank of the Philippine Islands	63,260	98,083
BDO Unibank, Inc.	130,590	345,735
DMCI Holdings, Inc.	276,000	56,014
Globe Telecom, Inc.	2,310	96,112
GT Capital Holdings, Inc.	6,314	104,561
International Container Terminal Services, Inc.	56,960	148,495
JG Summit Holdings, Inc.	189,280	227,217
Jollibee Foods Corp.	27,370	151,308
Manila Electric Company	15,700	116,015
Megaworld Corp.	777,300	88,011
Metro Pacific Investments Corp.	992,100	85,703
Metropolitan Bank & Trust Company	99,910	137,195
PLDT, Inc.	6,015	154,906
Robinsons Land Corp.	143,000	71,112
Security Bank Corp.	15,740	52,778
SM Investments Corp.	15,995	289,039
SM Prime Holdings, Inc.	676,600	517,326
Universal Robina Corp.	56,720	181,690

		3,993,367
Poland - 0.3%
Alior Bank SA (A)	6,742	92,859
Bank Handlowy w Warszawie SA	2,206	30,873
Bank Millennium SA (A)	43,884	109,407
Bank Polska Kasa Opieki SA (B)	13,161	364,956
CCC SA	2,131	87,090
CD Projekt SA	5,252	285,269
Cyfrowy Polsat SA	18,512	125,939
Dino Polska SA (A)(C)	3,555	115,331
Grupa Lotos SA	6,696	153,499
Jastrzebska Spolka Weglowa SA (A)	3,893	50,914
KGHM Polska Miedz SA (A)	10,965	271,659
LPP SA	103	197,070
mBank SA (A)	1,075	112,823
Orange Polska SA (A)	46,580	62,520
PGE Polska Grupa Energetyczna SA (A)	62,854	150,856
Polski Koncern Naftowy ORLEN SA	22,989	580,062
Polskie Gornictwo Naftowe i Gazownictwo SA	137,609	201,022
Powszechna Kasa Oszczednosci Bank Polski SA	67,031	687,282

John Hancock Funds II

Portfolio of Investments — May 31, 2019 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Poland (continued)
Powszechny Zaklad Ubezpieczen SA	48,404	$522,815
Santander Bank Polska SA	2,732	259,770

		4,462,016
Portugal - 0.1%
EDP - Energias de Portugal SA	218,026	794,591
Galp Energia SGPS SA	42,376	636,562
Jeronimo Martins SGPS SA	21,281	323,696

		1,754,849
Romania - 0.0%
NEPI Rockcastle PLC	24,443	206,753
Singapore - 1.1%
Ascendas Real Estate Investment Trust	264,900	563,789
BOC Aviation, Ltd. (C)	16,600	138,718
CapitaLand Commercial Trust	262,200	368,930
CapitaLand Mall Trust	258,400	453,666
CapitaLand, Ltd.	260,500	611,258
City Developments, Ltd.	41,800	250,689
ComfortDelGro Corp., Ltd.	218,500	391,549
DBS Group Holdings, Ltd.	181,300	3,209,099
Genting Singapore, Ltd.	615,500	389,306
Golden Agri-Resources, Ltd.	653,100	125,922
Jardine Cycle & Carriage, Ltd.	10,100	248,815
Keppel Corp., Ltd.	147,700	648,998
Oversea-Chinese Banking Corp., Ltd.	322,800	2,487,782
SATS, Ltd.	67,600	249,840
Sembcorp Industries, Ltd.	99,600	174,566
Singapore Airlines, Ltd.	55,200	366,389
Singapore Exchange, Ltd.	81,100	436,174
Singapore Press Holdings, Ltd.	160,700	274,048
Singapore Technologies Engineering, Ltd.	157,700	449,545
Singapore Telecommunications, Ltd.	824,460	1,922,568
Suntec Real Estate Investment Trust	212,400	281,854
United Overseas Bank, Ltd.	136,000	2,329,726
UOL Group, Ltd.	51,500	253,680
Venture Corp., Ltd.	27,900	306,261
Wilmar International, Ltd.	195,700	468,621

		17,401,793
South Africa - 1.3%
Absa Group, Ltd.	47,090	546,318
Anglo American Platinum, Ltd.	3,466	174,124
AngloGold Ashanti, Ltd.	26,580	353,895
Aspen Pharmacare Holdings, Ltd.	25,568	171,974
Bid Corp., Ltd.	21,907	457,494
Capitec Bank Holdings, Ltd.	2,620	237,297
Clicks Group, Ltd.	16,512	216,139
Discovery, Ltd.	25,060	238,484
Exxaro Resources, Ltd.	16,360	190,672
FirstRand, Ltd.	221,405	1,016,556
Fortress REIT, Ltd., Class A	58,220	79,225
Fortress REIT, Ltd., Class B	55,592	45,203
Gold Fields, Ltd.	52,480	234,977
Growthpoint Properties, Ltd.	192,015	318,283
Hyprop Investments, Ltd.	18,014	87,412
Investec PLC	67,639	392,931
Investec, Ltd.	17,591	103,725
Kumba Iron Ore, Ltd.	4,051	123,003
Liberty Holdings, Ltd.	11,060	82,817
Life Healthcare Group Holdings, Ltd.	83,926	133,266
MMI Holdings, Ltd.	73,963	95,367
Mr. Price Group, Ltd.	16,794	227,286
MTN Group, Ltd.	111,374	788,447

International Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Africa (continued)
MultiChoice Group, Ltd. (A)	28,850	$241,807
Naspers, Ltd., N Shares	28,834	6,500,670
Nedbank Group, Ltd.	26,177	471,131
Netcare, Ltd.	72,744	92,961
Old Mutual, Ltd.	333,771	481,585
Pick n Pay Stores, Ltd.	22,538	109,993
PSG Group, Ltd.	9,762	162,841
Rand Merchant Investment Holdings, Ltd.	49,395	111,612
Redefine Properties, Ltd.	350,075	217,897
Remgro, Ltd.	34,762	441,631
Resilient REIT, Ltd.	19,301	78,061
RMB Holdings, Ltd.	46,186	261,072
Sanlam, Ltd.	120,090	627,752
Sappi, Ltd.	34,028	128,660
Sasol, Ltd.	36,970	927,488
Shoprite Holdings, Ltd.	29,093	343,718
Standard Bank Group, Ltd.	85,041	1,160,875
Steinhoff International Holdings NV (A)	75,434	6,934
Telkom SA SOC, Ltd.	16,840	106,440
The Bidvest Group, Ltd.	22,061	313,250
The Foschini Group, Ltd.	14,630	176,732
The SPAR Group, Ltd.	12,342	162,069
Tiger Brands, Ltd.	10,495	158,563
Truworths International, Ltd.	28,278	139,375
Vodacom Group, Ltd.	42,131	343,814
Woolworths Holdings, Ltd.	64,487	202,566

		20,284,392
South Korea - 1.2%
Amorepacific Corp.	1,049	157,853
AMOREPACIFIC Group	960	52,228
BGF Company, Ltd.	46	275
BGF retail Company, Ltd.	247	38,709
BNK Financial Group, Inc.	8,287	48,029
Celltrion Healthcare Company, Ltd. (A)	1,633	78,111
Celltrion Pharm, Inc. (A)	470	20,142
Celltrion, Inc. (A)	2,704	431,183
Cheil Worldwide, Inc.	2,167	48,041
CJ CheilJedang Corp.	266	62,645
CJ Corp.	484	41,173
CJ ENM Company, Ltd.	348	55,982
CJ Logistics Corp. (A)	254	34,027
Daelim Industrial Company, Ltd.	918	79,825
Daewoo Engineering & Construction Company, Ltd. (A)	7,460	30,081
Daewoo Shipbuilding & Marine Engineering Company, Ltd. (A)	1,197	29,955
DB Insurance Company, Ltd.	1,837	94,979
DGB Financial Group, Inc.	5,307	35,997
Doosan Bobcat, Inc.	1,444	40,860
E-MART, Inc.	677	81,821
Fila Korea, Ltd.	1,589	104,042
GS Engineering & Construction Corp.	1,968	66,214
GS Holdings Corp.	1,605	67,477
GS Retail Company, Ltd.	833	23,764
Hana Financial Group, Inc.	9,795	298,363
Hankook Tire & Technology Company, Ltd.	2,382	70,022
Hanmi Pharm Company, Ltd.	207	70,989
Hanmi Science Company, Ltd.	412	23,812
Hanon Systems	5,970	58,085
Hanwha Life Insurance Company, Ltd.	12,752	34,353

John Hancock Funds II

Portfolio of Investments — May 31, 2019 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
HDC Hyundai Development Co-Engineering & Construction	876	$31,504
Helixmith Company, Ltd. (A)	437	71,371
HLB, Inc. (A)	1,080	63,660
Hotel Shilla Company, Ltd.	1,028	81,687
Hyundai Department Store Company, Ltd.	455	32,314
Hyundai Engineering & Construction Company, Ltd.	2,562	110,611
Hyundai Glovis Company, Ltd.	616	84,014
Hyundai Heavy Industries Company, Ltd. (A)	1,241	122,312
Hyundai Heavy Industries Holdings Company, Ltd.	323	85,700
Hyundai Marine & Fire Insurance Company, Ltd.	2,361	61,006
Hyundai Mobis Company, Ltd.	2,218	404,341
Hyundai Motor Company	4,474	505,078
Hyundai Steel Company	2,629	89,972
Industrial Bank of Korea	8,137	94,596
Kakao Corp.	1,618	168,982
Kangwon Land, Inc.	3,833	99,879
KB Financial Group, Inc.	12,943	476,139
KCC Corp.	188	40,712
Kia Motors Corp.	8,585	283,593
Korea Aerospace Industries, Ltd.	2,367	65,842
Korea Electric Power Corp. (A)	8,393	183,409
Korea Gas Corp.	916	31,700
Korea Investment Holdings Company, Ltd.	1,396	84,804
Korea Zinc Company, Ltd.	269	98,680
Korean Air Lines Company, Ltd.	1,557	41,276
KT&G Corp.	3,801	322,294
Kumho Petrochemical Company, Ltd.	606	48,737
LG Chem, Ltd.	1,497	418,626
LG Corp.	3,154	193,994
LG Display Company, Ltd. (A)	7,596	108,755
LG Electronics, Inc.	3,493	230,198
LG Household & Health Care, Ltd.	306	328,982
LG Innotek Company, Ltd.	470	37,247
LG Uplus Corp.	3,577	41,938
Lotte Chemical Corp.	564	121,997
Lotte Corp.	957	33,862
Lotte Shopping Company, Ltd.	362	48,600
Medy-Tox, Inc.	140	52,670
Mirae Asset Daewoo Company, Ltd.	13,128	82,042
NAVER Corp.	4,542	424,896
NCSoft Corp.	569	227,871
Netmarble Corp. (A)(C)	835	80,315
NH Investment & Securities Company, Ltd.	4,676	52,907
OCI Company, Ltd.	584	44,193
Orange Life Insurance, Ltd. (C)	1,349	41,153
Orion Corp.	704	50,827
Ottogi Corp.	38	22,701
Pan Ocean Company, Ltd. (A)	7,821	28,415
Pearl Abyss Corp. (A)	186	30,832
POSCO	2,580	513,925
POSCO Chemical Company, Ltd.	765	34,872
Posco International Corp.	2,147	30,911
S-1 Corp.	513	41,438
Samsung Biologics Company, Ltd. (A)(C)	542	136,308
Samsung C&T Corp.	2,503	193,882

International Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
Samsung Card Company, Ltd.	866	$26,781
Samsung Electro-Mechanics Company, Ltd.	1,846	146,818
Samsung Electronics Company, Ltd.	155,229	5,526,436
Samsung Engineering Company, Ltd. (A)	5,153	72,108
Samsung Fire & Marine Insurance Company, Ltd.	1,074	244,386
Samsung Heavy Industries Company, Ltd. (A)	14,351	94,605
Samsung Life Insurance Company, Ltd.	2,510	170,090
Samsung SDI Company, Ltd.	1,798	329,479
Samsung SDS Company, Ltd.	1,132	196,740
Samsung Securities Company, Ltd.	2,095	62,085
Shinhan Financial Group Company, Ltd.	13,868	515,827
Shinsegae, Inc.	241	60,252
SillaJen, Inc. (A)	1,924	88,695
SK Holdings Company, Ltd.	1,040	201,738
SK Hynix, Inc.	18,962	1,036,683
SK Innovation Company, Ltd.	2,093	290,189
SK Telecom Company, Ltd.	662	139,067
S-Oil Corp.	1,438	100,827
Woongjin Coway Company, Ltd.	1,676	112,469
Woori Financial Group, Inc.	15,412	180,002
Yuhan Corp.	291	60,427

		19,373,311
Spain - 2.1%
ACS Actividades de Construccion y
Servicios SA	22,351	918,035
Aena SME SA (C)	5,901	1,083,578
Amadeus IT Group SA	38,117	2,907,568
Banco Bilbao Vizcaya Argentaria SA (B)	580,406	3,147,113
Banco de Sabadell SA	485,919	537,593
Banco Santander SA (B)	1,413,383	6,196,259
Bankia SA	106,030	267,214
Bankinter SA	56,925	410,710
CaixaBank SA	315,135	968,163
Enagas SA	18,966	518,394
Endesa SA	27,759	691,521
Ferrovial SA	42,711	1,018,037
Grifols SA	25,521	653,359
Iberdrola SA	540,692	5,027,250
Industria de Diseno Textil SA	94,957	2,535,824
Mapfre SA	109,108	319,825
Naturgy Energy Group SA	30,555	871,351
Red Electrica Corp. SA	37,638	797,754
Repsol SA	121,195	1,951,398
Siemens Gamesa Renewable Energy SA	20,389	316,221
Telefonica SA	406,562	3,248,478

		34,385,645
Sweden - 1.7%
Alfa Laval AB	25,262	517,973
Assa Abloy AB, B Shares	87,062	1,694,361
Atlas Copco AB, A Shares	58,415	1,567,749
Atlas Copco AB, B Shares	33,707	814,783
Boliden AB	23,623	537,537
Boliden AB (A)	23,623	10,565
Electrolux AB, Series B	20,768	449,940
Epiroc AB, Class A	55,882	519,707
Epiroc AB, Class B	34,686	313,538
Essity AB, B Shares	52,177	1,530,908
Hennes & Mauritz AB, B Shares (B)	75,545	1,129,229
Hexagon AB, B Shares	22,449	1,041,312
Husqvarna AB, B Shares	35,159	293,570

John Hancock Funds II

Portfolio of Investments — May 31, 2019 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Sweden (continued)
ICA Gruppen AB	6,943	$276,764
Industrivarden AB, C Shares	14,149	285,407
Investor AB, B Shares	39,600	1,710,277
Kinnevik AB, B Shares (B)	20,882	531,842
L E Lundbergforetagen AB, B Shares	6,717	220,332
Lundin Petroleum AB	16,199	439,474
Sandvik AB	98,335	1,517,967
Securitas AB, B Shares	27,069	448,029
Skandinaviska Enskilda Banken AB, Series A	140,002	1,242,027
Skanska AB, B Shares	29,000	474,381
SKF AB, B Shares	33,525	520,055
Svenska Handelsbanken AB, A Shares	131,387	1,291,291
Swedbank AB, A Shares	78,081	1,119,838
Swedish Match AB	15,146	683,687
Tele2 AB, B Shares	42,871	591,968
Telefonaktiebolaget LM Ericsson, B Shares	266,227	2,561,555
Telia Company AB	241,904	1,009,875
Volvo AB, B Shares	136,525	1,906,077

		27,252,018
Switzerland - 8.3%
ABB, Ltd.	196,320	3,585,889
Adecco Group AG	16,819	907,894
Alcon, Inc. (A)	46,143	2,683,552
Baloise Holding AG	5,421	901,572
Barry Callebaut AG	233	457,467
Chocoladefabriken Lindt & Spruengli AG	11	823,129
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates	114	747,327
Cie Financiere Richemont SA	55,602	4,090,178
Clariant AG (A)	21,037	382,767
Coca-Cola HBC AG (A)	20,187	726,706
Credit Suisse Group AG (A)	272,710	3,085,687
Dufry AG (A)	3,417	279,676
EMS-Chemie Holding AG	863	516,761
Geberit AG	3,925	1,728,692
Givaudan SA	978	2,585,761
Glencore PLC (A)	1,113,966	3,564,348
Julius Baer Group, Ltd. (A)	23,898	942,021
Kuehne + Nagel International AG	5,720	760,793
LafargeHolcim, Ltd. (A)	51,676	2,470,914
Lonza Group AG (A)	7,932	2,431,780
Nestle SA	326,140	32,352,680
Novartis AG	230,914	19,844,277
Pargesa Holding SA, Bearer Shares	4,029	297,977
Partners Group Holding AG	1,842	1,291,195
Roche Holding AG	74,821	19,651,895
Schindler Holding AG	2,079	426,390
Schindler Holding AG, Participation Certificates	4,367	918,106
SGS SA	564	1,422,541
Sika AG	13,555	2,009,854
Sonova Holding AG (B)	5,895	1,312,618
STMicroelectronics NV	56,073	847,892
Straumann Holding AG	1,097	901,228
Swiss Life Holding AG	3,732	1,697,425
Swiss Prime Site AG (A)	7,875	641,981
Swiss Re AG	32,918	3,123,259
Swisscom AG (B)	2,731	1,306,262
Temenos AG (A)	6,403	1,114,029
The Swatch Group AG	5,975	288,678

International Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Switzerland (continued)
The Swatch Group AG, Bearer Shares	3,285	$825,964
UBS Group AG (A)	410,996	4,729,682
Vifor Pharma AG (B)	4,831	668,358
Zurich Insurance Group AG	16,260	5,268,729

		134,613,934
Taiwan - 1.5%
Acer, Inc.	130,000	78,350
Advantech Company, Ltd.	13,699	114,708
Airtac International Group	5,000	51,739
ASE Technology Holding Company, Ltd.	141,000	266,684
Asia Cement Corp.	85,000	121,502
Asustek Computer, Inc.	29,000	199,349
AU Optronics Corp.	331,000	97,913
Catcher Technology Company, Ltd.	27,000	162,930
Cathay Financial Holding Company, Ltd.	364,000	470,187
Chailease Holding Company, Ltd.	47,480	174,969
Chang Hwa Commercial Bank, Ltd.	194,524	122,790
Cheng Shin Rubber Industry Company, Ltd.	71,000	90,048
Chicony Electronics Company, Ltd.	24,526	58,160
China Airlines, Ltd.	110,000	33,892
China Development Financial Holding Corp.	525,000	154,240
China Life Insurance Company, Ltd.	142,990	110,469
China Steel Corp.	504,000	387,810
Chunghwa Telecom Company, Ltd.	153,000	544,991
Compal Electronics, Inc.	160,000	99,513
CTBC Financial Holding Company, Ltd.	713,000	473,296
Delta Electronics, Inc.	85,000	382,949
E.Sun Financial Holding Company, Ltd.	388,864	336,961
Eclat Textile Company, Ltd.	7,340	94,746
Eva Airways Corp.	90,687	43,160
Evergreen Marine Corp. Taiwan, Ltd.	97,900	37,432
Far Eastern New Century Corp.	126,000	130,706
Far EasTone Telecommunications Company, Ltd.	61,000	151,535
Feng TAY Enterprise Company, Ltd.	13,000	98,499
First Financial Holding Company, Ltd.	386,658	276,494
Formosa Chemicals & Fibre Corp.	144,000	488,472
Formosa Petrochemical Corp.	49,000	179,200
Formosa Plastics Corp.	182,000	635,758
Formosa Taffeta Company, Ltd.	34,000	41,850
Foxconn Technology Company, Ltd.	42,000	81,747
Fubon Financial Holding Company, Ltd.	303,000	414,334
General Interface Solution Holding, Ltd.	1,000	3,156
Giant Manufacturing Company, Ltd.	14,000	99,549
Globalwafers Company, Ltd.	9,000	86,904
Highwealth Construction Corp.	31,000	47,858
Hiwin Technologies Corp.	10,152	76,376
Hon Hai Precision Industry Company, Ltd.	540,800	1,263,910
Hotai Motor Company, Ltd.	11,000	175,903
Hua Nan Financial Holdings Company, Ltd.	286,054	189,549
Innolux Corp.	344,000	81,508
Inventec Corp.	111,000	83,628
Largan Precision Company, Ltd.	4,000	476,609
Lite-On Technology Corp.	83,000	118,467
MediaTek, Inc.	62,000	609,723
Mega Financial Holding Company, Ltd.	438,000	429,388
Micro-Star International Company, Ltd.	31,000	80,868
Nan Ya Plastics Corp.	211,000	524,005
Nanya Technology Corp.	42,000	81,917

John Hancock Funds II

Portfolio of Investments — May 31, 2019 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Nien Made Enterprise Company, Ltd.	7,000	$51,015
Novatek Microelectronics Corp.	23,000	122,382
Pegatron Corp.	80,000	130,102
Phison Electronics Corp.	6,000	54,285
Pou Chen Corp.	84,000	95,345
Powertech Technology, Inc.	27,000	63,475
President Chain Store Corp.	23,000	219,315
Quanta Computer, Inc.	111,000	206,633
Realtek Semiconductor Corp.	18,000	113,818
Ruentex Development Company, Ltd.	25,560	33,042
Ruentex Industries, Ltd.	16,000	35,017
Shin Kong Financial Holding Company, Ltd.	466,988	129,711
SinoPac Financial Holdings Company, Ltd.	408,601	158,490
Standard Foods Corp.	17,600	33,668
Synnex Technology International Corp.	63,000	76,257
TaiMed Biologics, Inc. (A)	8,000	35,203
Taishin Financial Holding Company, Ltd.	379,088	169,043
Taiwan Business Bank	146,349	59,892
Taiwan Cement Corp.	187,800	255,062
Taiwan Cooperative Financial Holding Company, Ltd.	342,777	222,682
Taiwan High Speed Rail Corp.	82,000	112,950
Taiwan Mobile Company, Ltd.	63,000	235,218
Taiwan Semiconductor Manufacturing Company, Ltd.	1,006,816	7,440,719
Tatung Company, Ltd. (A)	83,000	57,179
The Shanghai Commercial & Savings Bank, Ltd.	122,000	224,068
Uni-President Enterprises Corp.	196,000	503,737
United Microelectronics Corp.	479,000	194,834
Vanguard International Semiconductor Corp.	40,000	76,323
Walsin Technology Corp.	14,000	70,277
Win Semiconductors Corp.	15,000	82,794
Winbond Electronics Corp.	134,000	60,477
Wistron Corp.	106,040	75,602
WPG Holdings, Ltd.	65,960	82,473
Yageo Corp.	9,556	78,711
Yuanta Financial Holding Company, Ltd.	406,000	227,947
Zhen Ding Technology Holding, Ltd.	20,000	58,746

		23,483,193
Thailand - 0.1%
Advanced Info Service PCL, Foreign Quota Shares	9,300	56,573
Airports of Thailand PCL, Foreign Quota Shares	39,800	80,150
Bangkok Bank PCL	2,500	15,540
Bangkok Dusit Medical Services PCL, Foreign Quota Shares	35,100	28,330
Bangkok Expressway & Metro PCL, Foreign Quota Shares	71,300	25,468
Banpu PCL, Foreign Quota Shares	19,400	9,142
Berli Jucker PCL, Foreign Quota Shares	8,500	12,013
BTS Group Holdings PCL, Foreign Quota Shares	50,000	18,042
Bumrungrad Hospital PCL, Foreign Quota Shares	2,800	14,848
Central Pattana PCL, Foreign Quota Shares	10,982	24,698
Charoen Pokphand Foods PCL, Foreign Quota Shares	31,300	27,483

International Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Thailand (continued)
CP ALL PCL, Foreign Quota Shares	44,700	$112,906
Delta Electronics Thailand PCL, Foreign Quota Shares	120,100	241,414
Electricity Generating PCL, Foreign Quota Shares	1,300	12,192
Energy Absolute PCL, Foreign Quota Shares	11,300	19,200
Glow Energy PCL, Foreign Quota Shares	4,500	11,726
Gulf Energy Development PCL	3,500	11,389
Home Product Center PCL, Foreign Quota Shares	30,400	16,230
Indorama Ventures PCL, Foreign Quota Shares	15,500	22,530
IRPC PCL, Foreign Quota Shares	88,400	13,267
Kasikornbank PCL, Foreign Quota Shares	16,900	100,185
KCE Electronics PCL	200	109
Krung Thai Bank PCL, Foreign Quota Shares	33,100	19,983
Land & Houses PCL, Foreign Quota Shares	30,600	10,253
Minor International PCL, Foreign Quota Shares	20,000	24,540
Muangthai Capital PCL	5,000	8,511
PTT Exploration & Production PCL, Foreign Quota Shares	12,200	48,233
PTT Global Chemical PCL, Foreign Quota Shares	23,900	45,863
PTT PCL, Foreign Quota Shares	87,900	128,242
Robinson PCL, Foreign Quota Shares	3,400	5,862
Thai Oil PCL, Foreign Quota Shares	7,500	14,035
Thai Union Group PCL, Foreign Quota Shares	17,000	9,725
The Siam Cement PCL, Foreign Quota Shares	3,700	52,920
The Siam Commercial Bank PCL, Foreign Quota Shares	18,200	74,636
TMB Bank PCL, Foreign Quota Shares	96,100	5,737
True Corp. PCL, Foreign Quota Shares	85,700	13,326

		1,335,301
Turkey - 0.2%
Akbank T.A.S. (A)	325,974	335,400
Anadolu Efes Biracilik Ve Malt Sanayii AS	23,432	77,418
Arcelik AS (A)	24,963	74,661
Aselsan Elektronik Sanayi Ve Ticaret AS	39,029	122,340
BIM Birlesik Magazalar AS	24,080	329,643
Eregli Demir ve Celik Fabrikalari TAS	160,267	199,540
Ford Otomotiv Sanayi AS	7,905	74,736
Haci Omer Sabanci Holding AS	105,279	140,064
KOC Holding AS	86,779	239,553
Petkim Petrokimya Holding AS (A)	92,032	76,473
TAV Havalimanlari Holding AS	20,600	90,017
Tupras Turkiye Petrol Rafinerileri AS	14,123	317,850
Turk Hava Yollari AO (A)	63,188	135,567
Turkcell Iletisim Hizmetleri AS	124,828	249,567
Turkiye Garanti Bankasi AS (A)	263,334	357,850
Turkiye Halk Bankasi AS	70,100	63,810
Turkiye Is Bankasi AS, Class C (A)	179,950	158,286
Turkiye Sise ve Cam Fabrikalari AS	77,217	68,952

		3,111,727
United Arab Emirates - 0.0%
NMC Health PLC	10,541	299,290

John Hancock Funds II

Portfolio of Investments — May 31, 2019 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom - 12.2%
3i Group PLC	96,479	$1,280,766
Admiral Group PLC	21,067	548,302
Anglo American PLC	104,209	2,493,061
Ashtead Group PLC	47,559	1,116,474
Associated British Foods PLC	35,224	1,097,892
AstraZeneca PLC	125,392	9,240,462
Auto Trader Group PLC (C)	91,958	695,192
Aviva PLC	394,603	2,017,323
Babcock International Group PLC	24,478	138,319
BAE Systems PLC	316,320	1,808,356
Barclays PLC	1,695,625	3,195,552
Barratt Developments PLC	100,359	707,916
Berkeley Group Holdings PLC	12,103	535,027
BP PLC	1,984,457	13,446,269
British American Tobacco PLC	227,086	7,888,054
BT Group PLC	834,316	2,034,585
Bunzl PLC	33,119	884,761
Burberry Group PLC	40,615	869,319
Centrica PLC	563,457	666,236
CNH Industrial NV	53,207	460,865
Coca-Cola European Partners PLC (New York Stock Exchange)	24,537	1,359,350
Compass Group PLC	156,754	3,546,561
ConvaTec Group PLC (C)	139,217	245,135
Croda International PLC	12,608	806,827
Diageo PLC	240,145	10,100,902
Direct Line Insurance Group PLC	143,523	573,771
easyJet PLC	15,986	176,036
Experian PLC	89,881	2,708,603
Ferguson PLC	21,976	1,420,390
Fiat Chrysler Automobiles NV	55,976	712,863
G4S PLC	155,051	409,600
GlaxoSmithKline PLC	490,991	9,479,092
Hammerson PLC	76,761	262,506
Hargreaves Lansdown PLC	28,160	803,696
HSBC Holdings PLC	1,982,182	16,157,560
Imperial Brands PLC	94,357	2,281,596
Informa PLC	123,510	1,210,529
InterContinental Hotels Group PLC	16,970	1,093,178
Intertek Group PLC	15,890	1,061,720
ITV PLC	357,680	484,310
J Sainsbury PLC	174,269	440,765
John Wood Group PLC	67,139	330,888
Johnson Matthey PLC	19,123	747,133
Kingfisher PLC	211,174	569,407
Land Securities Group PLC	72,535	758,794
Legal & General Group PLC	602,470	1,952,204
Lloyds Banking Group PLC	7,038,365	5,087,368
London Stock Exchange Group PLC	30,969	2,067,860
Marks & Spencer Group PLC	160,297	456,206
Meggitt PLC	76,456	472,777
Melrose Industries PLC	481,667	994,677
Merlin Entertainments PLC (C)	70,704	337,773
Micro Focus International PLC	34,723	838,119
Mondi PLC	36,261	750,596
Mondi, Ltd.	7,612	156,784
National Grid PLC (B)	335,946	3,377,493
Next PLC	13,798	1,005,814
Pearson PLC	77,073	767,159
Persimmon PLC	31,321	779,120
Prudential PLC	258,062	5,143,480
Reckitt Benckiser Group PLC	66,494	5,337,123
RELX PLC	148,195	3,447,868

International Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
RELX PLC (Euronext Amsterdam Exchange)	46,416	$1,078,078
Rio Tinto PLC	114,305	6,554,600
Rio Tinto, Ltd.	36,514	2,534,216
Rolls-Royce Holdings PLC (A)	167,751	1,822,091
Royal Bank of Scotland Group PLC	476,624	1,286,005
Royal Mail PLC	91,055	235,572
RSA Insurance Group PLC	105,309	735,404
Schroders PLC	12,335	454,376
Segro PLC	105,984	933,015
Severn Trent PLC	23,183	584,909
Smith & Nephew PLC	86,338	1,813,862
Smiths Group PLC	39,007	708,736
SSE PLC	101,230	1,381,146
St. James’s Place PLC	52,316	691,020
Standard Chartered PLC	278,117	2,412,011
Standard Life Aberdeen PLC	248,037	838,341
Taylor Wimpey PLC	324,556	678,111
Tesco PLC	968,708	2,767,210
The British Land Company PLC	89,847	606,220
The Sage Group PLC	106,612	1,005,151
The Weir Group PLC	24,464	452,364
Unilever NV	175,010	10,534,516
Unilever PLC	109,805	6,698,765
United Utilities Group PLC	66,797	674,273
Vodafone Group PLC	2,645,059	4,318,392
Whitbread PLC	18,145	1,060,489
Wm Morrison Supermarkets PLC	220,733	548,320
WPP PLC	124,982	1,484,931

		196,730,488
United States - 0.1%
Bausch Health Companies, Inc. (A)	27,966	580,590
Carnival PLC	16,739	833,638
International Flavors & Fragrances, Inc.	1	122
Newmont Goldcorp Corp. (A)	1	33
Nexteer Automotive Group, Ltd.	75,705	92,711
OneMarket, Ltd. (A)	8,279	4,559

		1,511,653

TOTAL COMMON STOCKS (Cost $1,513,633,408)		$1,466,009,367

PREFERRED SECURITIES - 1.4%
Brazil - 0.8%
Banco Bradesco SA	379,840	3,581,612
Braskem SA, A Shares (A)	15,800	172,256
Centrais Eletricas Brasileiras SA, B Shares	20,300	184,534
Cia Brasileira de Distribuicao	14,900	331,153
Cia Energetica de Minas Gerais	82,800	311,454
Gerdau SA	97,100	343,220
Itau Unibanco Holding SA	456,200	4,069,114
Itausa - Investimentos Itau SA	416,060	1,313,723
Lojas Americanas SA	69,400	285,456
Petroleo Brasileiro SA	369,400	2,405,273
Telefonica Brasil SA	42,200	516,752

		13,514,547
Chile - 0.0%
Embotelladora Andina SA, B Shares	9,458	31,456
Sociedad Quimica y Minera de Chile SA, B Shares	3,849	116,099

		147,555
Colombia - 0.2%
Bancolombia SA	150,777	1,763,066

John Hancock Funds II

Portfolio of Investments — May 31, 2019 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
PREFERRED SECURITIES (continued)
Colombia (continued)
Grupo Aval Acciones y Valores SA	1,298,804	$451,771
Grupo de Inversiones Suramericana SA	38,028	341,101

		2,555,938
Germany - 0.3%
Bayerische Motoren Werke AG	4,479	265,034
FUCHS PETROLUB SE	5,414	211,427
Henkel AG & Company KGaA	14,182	1,296,024
Porsche Automobil Holding SE	12,241	759,574
Sartorius AG	2,816	534,347
Volkswagen AG	14,798	2,300,501

		5,366,907
South Korea - 0.1%
Amorepacific Corp.	306	25,526
CJ Corp. (A)(D)	162	4,988
Hyundai Motor Company	799	52,586
Hyundai Motor Company, 2nd Preferred	1,229	88,381
LG Chem, Ltd.	255	41,478
LG Household & Health Care, Ltd.	69	42,265
Samsung Electronics Company, Ltd.	26,870	782,967

		1,038,191
United Kingdom - 0.0%
Rolls-Royce Holdings PLC (A)	11,417,510	14,435

TOTAL PREFERRED SECURITIES (Cost $23,323,570)		$22,637,573

EXCHANGE-TRADED FUNDS - 3.9%
iShares MSCI India ETF	1,145,919	41,230,166
KraneShares Bosera MSCI China A ETF (B)	119,873	3,476,317
VanEck Vectors Russia ETF	843,603	18,255,569

TOTAL EXCHANGE-TRADED FUNDS (Cost $58,992,238)		$62,962,052

RIGHTS - 0.0%
Marks & Spencer Group PLC (Expiration Date: 6-13-19; Strike Price: GBP 1.85) (A)	32,059	15,807

TOTAL RIGHTS (Cost $0)		$15,807

WARRANTS - 0.0%
BTS Group Holdings PCL (Expiration Date: 11-29-19; Strike Price: THB 10.50) (A)	34,533	928
Minor International PCL (Expiration Date: 10-1-21; Strike Price: THB 48.00) (A)	1,000	99

TOTAL WARRANTS (Cost $0)		$1,027

International Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
SECURITIES LENDING COLLATERAL - 3.9%
John Hancock Collateral Trust, 2.3405% (E)(F)	6,324,095	$63,285,221

TOTAL SECURITIES LENDING COLLATERAL (Cost $63,280,004)		$63,285,221

SHORT-TERM INVESTMENTS - 3.1%
U.S. Government Agency - 3.1%
Federal Home Loan Bank Discount Note 2.250%, 06/03/2019 *	$48,900,000	48,900,000

TOTAL SHORT-TERM INVESTMENTS (Cost $48,893,888)		$48,900,000

Total Investments (International Strategic Equity Allocation Fund) (Cost $1,708,123,108) - 103.0%		$1,663,811,047
Other assets and liabilities, net - (3.0%)		(47,755,268)

TOTAL NET ASSETS - 100.0%		$1,616,055,779

Currency Abbreviations
GBP	Pound Sterling
THB	Thai Bhat

Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 5-31-19. The value of securities on loan amounted to $59,252,982.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	The rate shown is the annualized seven-day yield as of 5-31-19.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES

FUTURES

Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Canadian Dollar Currency Futures	58	Long	Jun 2019	$4,321,998	$4,292,290	$(29,708)
Mini MSCI EAFE Index Futures	473	Long	Jun 2019	43,646,791	43,002,795	(643,996)
Mini MSCI Emerging Markets Index Futures	292	Long	Jun 2019	14,954,600	14,595,620	(358,980)
S&P/Toronto Stock Exchange 60 Index Futures	29	Long	Jun 2019	4,181,301	4,124,282	(57,018)

						$(1,089,702)

^	Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

See Notes to Portfolio of Investments regarding investment transactions and other derivatives information.

John Hancock Funds II

Portfolio of Investments — May 31, 2019 (unaudited) (showing percentage of total net assets)

International Value Fund

	Shares or Principal Amount	Value
COMMON STOCKS - 94.6%
Canada - 4.4%
Alamos Gold, Inc., Class A (A)	705,960	$3,438,023
Husky Energy, Inc.	227,700	2,137,846
Wheaton Precious Metals Corp.	252,200	5,577,285

		11,153,154
China - 4.8%
Baidu, Inc., ADR (B)	26,540	2,919,400
China Telecom Corp., Ltd., H Shares	8,023,589	4,031,983
NetEase, Inc., ADR	1,200	298,332
Shanghai Pharmaceuticals Holding Company, Ltd., H Shares	148,900	293,983
Sinopec Engineering Group Company, Ltd., H Shares	3,083,700	2,511,647
Sinopharm Group Company, Ltd., H Shares	535,600	2,007,556

		12,062,901
Denmark - 1.6%
A.P. Moller - Maersk A/S, Series B	2,180	2,327,982
The Drilling Company of 1972 A/S (B)	4,360	278,505
Vestas Wind Systems A/S	17,297	1,408,172

		4,014,659
France - 10.5%
BNP Paribas SA (A)	156,225	7,163,882
Cie de Saint-Gobain	75,093	2,708,543
Cie Generale des Etablissements Michelin SCA (A)	20,125	2,307,989
Sanofi	75,264	6,078,153
TOTAL SA (A)	99,779	5,173,334
Veolia Environnement SA	135,590	3,138,274

		26,570,175
Germany - 5.9%
Bayer AG	70,387	4,162,274
E.ON SE	300,822	3,145,243
Gerresheimer AG	22,597	1,608,459
Merck KGaA	24,715	2,385,072
Siemens AG	12,240	1,384,966
Telefonica Deutschland Holding AG	766,279	2,144,437

		14,830,451
Hong Kong - 4.0%
China Mobile, Ltd.	403,500	3,524,556
CK Asset Holdings, Ltd.	161,700	1,170,292
CK Hutchison Holdings, Ltd.	473,000	4,467,657
Value Partners Group, Ltd. (A)	1,412,400	921,960

		10,084,465
India - 1.2%
Hero MotoCorp, Ltd.	46,986	1,807,405
Jain Irrigation Systems, Ltd.	1,566,750	1,120,410

		2,927,815
Ireland - 1.8%
Bank of Ireland Group PLC	518,449	2,771,295
CRH PLC	59,013	1,850,422

		4,621,717
Israel - 1.0%
Teva Pharmaceutical Industries, Ltd., ADR (B)	303,350	2,623,978
Italy - 1.9%
Eni SpA	326,904	4,924,027
Japan - 12.5%
Astellas Pharma, Inc.	278,000	3,725,461
Ezaki Glico Company, Ltd.	21,300	1,010,254
Mitsui Fudosan Company, Ltd.	109,700	2,650,369
Panasonic Corp.	479,600	3,787,407

International Value Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Seven & i Holdings Company, Ltd.	70,100	$2,359,450
Sumitomo Metal Mining Company, Ltd.	108,700	2,842,489
Sumitomo Mitsui Financial Group, Inc.	118,400	4,102,785
Sumitomo Rubber Industries, Ltd.	202,600	2,237,828
Suntory Beverage & Food, Ltd.	56,000	2,329,750
Taiheiyo Cement Corp.	89,000	2,622,371
Takeda Pharmaceutical Company, Ltd.	114,704	3,900,205

		31,568,369
Luxembourg - 1.6%
SES SA	187,438	2,835,789
Tenaris SA	108,481	1,270,327

		4,106,116
Netherlands - 8.4%
Flow Traders (C)	49,229	1,388,370
ING Groep NV	458,274	4,949,979
NXP Semiconductors NV	43,000	3,790,880
Royal Dutch Shell PLC, B Shares	254,635	7,929,908
SBM Offshore NV	182,293	3,217,024

		21,276,161
Singapore - 1.6%
Singapore Telecommunications, Ltd.	1,771,300	4,130,515
Singapore Telecommunications, Ltd., ADR (A)	1,700	39,644

		4,170,159
South Korea - 10.3%
Hana Financial Group, Inc.	100,817	3,070,959
KB Financial Group, Inc., ADR	177,583	6,556,364
Korea Electric Power Corp. (B)	91,030	1,989,248
Lotte Chemical Corp.	13,114	2,836,657
Samsung Electronics Company, Ltd., GDR (C)	10,400	9,257,188
Shinhan Financial Group Company, Ltd.	65,990	2,454,532

		26,164,948
Switzerland - 4.8%
Landis+Gyr Group AG (B)	20,630	1,487,069
Roche Holding AG	26,590	6,983,920
UBS Group AG (B)	316,537	3,642,662

		12,113,651
Taiwan - 1.5%
Taiwan Semiconductor Manufacturing Company, Ltd.	530,000	3,916,884
Thailand - 1.5%
Bangkok Bank PCL	96,500	599,843
Bangkok Bank PCL, NVDR	265,300	1,648,855
Kasikornbank PCL, Foreign Quota Shares	50,100	296,999
Kasikornbank PCL, NVDR	225,800	1,332,650

		3,878,347
United Kingdom - 15.3%
BAE Systems PLC	440,306	2,517,166
Barclays PLC	1,671,095	3,149,323
BP PLC	1,335,508	9,049,125
HSBC Holdings PLC	537,751	4,383,424
Johnson Matthey PLC	99,880	3,902,297
Kingfisher PLC	1,136,722	3,065,042
Standard Chartered PLC	900,077	7,806,053
Vodafone Group PLC	3,038,989	4,961,533

		38,833,963

TOTAL COMMON STOCKS (Cost $219,178,646)		$239,841,940

John Hancock Funds II

Portfolio of Investments — May 31, 2019 (unaudited) (showing percentage of total net assets)

International Value Fund (continued)

	Shares or Principal Amount	Value
SECURITIES LENDING COLLATERAL - 6.8%
John Hancock Collateral Trust, 2.3405% (D)(E)	1,711,445	$17,126,426

TOTAL SECURITIES LENDING COLLATERAL (Cost $17,126,147)		$17,126,426

Total Investments (International Value Fund) (Cost $236,304,793) - 101.4%		$256,968,366
Other assets and liabilities, net - (1.4%)		(3,566,252)

TOTAL NET ASSETS - 100.0%		$253,402,114

Security Abbreviations and Legend

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
(A)	All or a portion of this security is on loan as of 5-31-19. The value of securities on loan amounted to $16,320,354.
(B)	Non-income producing security.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	The rate shown is the annualized seven-day yield as of 5-31-19.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

Mid Cap Stock Fund

	Shares or Principal Amount	Value
COMMON STOCKS – 91.4%
Communication services – 6.4%
Entertainment – 3.1%
Spotify Technology SA (A)	292,430	$36,723,359
Take-Two Interactive Software, Inc. (A)	114,533	12,386,744

		49,110,103
Interactive media and services – 3.3%
Pinterest, Inc., Class A (A)(B)	1,077,044	26,839,936
Pinterest, Inc., Class B (A)	320,277	7,525,703
TripAdvisor, Inc. (A)	387,993	16,400,464

		50,766,103

		99,876,206
Consumer discretionary – 16.6%
Diversified consumer services – 1.5%
Grand Canyon Education, Inc. (A)	204,129	24,466,902
Hotels, restaurants and leisure – 8.2%
Chipotle Mexican Grill, Inc. (A)	27,967	18,457,381
Hilton Grand Vacations, Inc. (A)	417,098	10,602,631
Marriott Vacations Worldwide Corp.	223,475	20,090,403
Norwegian Cruise Line Holdings, Ltd. (A)	458,083	25,061,721
Planet Fitness, Inc., Class A (A)	336,092	25,700,955
Vail Resorts, Inc.	121,392	26,112,633
Wynn Resorts, Ltd.	36,157	3,880,731

		129,906,455
Household durables – 1.1%
Lennar Corp., A Shares	348,274	17,295,287
Internet and direct marketing retail – 1.3%
Wayfair, Inc., Class A (A)	139,407	20,076,002
Specialty retail – 3.2%
Burlington Stores, Inc. (A)	150,111	23,504,380
Floor & Decor Holdings, Inc., Class A (A)	715,983	25,431,716

Mid Cap Stock Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
JAND, Inc., Class A (A)(C)(D)	57,523	$903,686

		49,839,782
Textiles, apparel and luxury goods – 1.3%
Under Armour, Inc., Class A (A)	201,836	4,601,861
Under Armour, Inc., Class C (A)	771,299	15,603,379

		20,205,240

		261,789,668
Consumer staples – 4.8%
Beverages – 3.0%
Monster Beverage Corp. (A)	745,514	46,117,496
Food products – 1.8%
Lamb Weston Holdings, Inc.	483,447	28,644,235

		74,761,731
Energy – 1.0%
Oil, gas and consumable fuels – 1.0%
Diamondback Energy, Inc.	61,172	5,998,526
WPX Energy, Inc. (A)	945,975	10,178,691

		16,177,217
Health care – 24.1%
Biotechnology – 8.9%
Bluebird Bio, Inc. (A)	26,593	3,189,033
CareDx, Inc. (A)	222,236	7,027,102
Exact Sciences Corp. (A)	617,385	63,979,611
Galapagos NV (A)	127,295	14,480,685
Galapagos NV, ADR (A)	18,212	2,069,612
Ionis Pharmaceuticals, Inc. (A)	307,676	20,183,546
Sage Therapeutics, Inc. (A)	112,457	19,327,985
Seattle Genetics, Inc. (A)	140,995	9,174,545

		139,432,119
Health care equipment and supplies – 12.7%
Align Technology, Inc. (A)	196,784	55,955,530
DexCom, Inc. (A)	115,448	14,003,842
Haemonetics Corp. (A)	443,395	43,004,881
Insulet Corp. (A)	330,318	36,265,613
Penumbra, Inc. (A)	236,616	33,765,103
Tandem Diabetes Care, Inc. (A)	244,620	16,771,147

		199,766,116
Health care technology – 1.6%
Veeva Systems, Inc., Class A (A)	164,144	25,325,778
Life sciences tools and services – 0.9%
Agilent Technologies, Inc.	213,508	14,315,711
Pharmaceuticals – 0.0%
Elanco Animal Health, Inc. (A)	29,681	928,422

		379,768,146
Industrials – 10.6%
Aerospace and defense – 2.5%
Harris Corp.	209,576	39,230,531
Commercial services and supplies – 1.6%
The Brink’s Company	315,284	24,276,868
Machinery – 1.3%
IDEX Corp.	137,227	20,955,935
Professional services – 3.3%
CoStar Group, Inc. (A)	100,851	51,397,704
Road and rail – 1.9%
Uber Technologies, Inc. (A)	809,084	30,529,036

		166,390,074
Information technology – 27.9%
Electronic equipment, instruments and components – 1.8%
Zebra Technologies Corp., Class A (A)	161,981	27,770,023

John Hancock Funds II

Portfolio of Investments — May 31, 2019 (unaudited) (showing percentage of total net assets)

Mid Cap Stock Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
IT services – 3.2%
GoDaddy, Inc., Class A (A)	285,701	$21,256,154
Square, Inc., Class A (A)	485,254	30,061,485

		51,317,639
Semiconductors and semiconductor equipment – 4.3%
Advanced Micro Devices, Inc. (A)	1,675,363	45,921,700
Marvell Technology Group, Ltd.	951,381	21,215,796

		67,137,496
Software – 18.6%
2U, Inc. (A)	346,085	13,147,769
Birst, Inc. (A)(D)	748,062	38,899
DraftKings, Inc. (A)(C)(D)	2,143,227	5,486,661
Fair Isaac Corp. (A)	87,875	26,002,213
Guidewire Software, Inc. (A)	514,437	51,711,207
Pivotal Software, Inc., Class A (A)	1,208,567	24,050,483
ServiceNow, Inc. (A)	218,343	57,190,582
Splunk, Inc. (A)	308,973	35,219,832
Workday, Inc., Class A (A)	283,604	57,889,249
Zendesk, Inc. (A)	265,335	22,354,474

		293,091,369

		439,316,527

TOTAL COMMON STOCKS (Cost $1,069,801,823)		$1,438,079,569

PREFERRED SECURITIES – 3.7%
Communication services – 0.2%
Software – 0.2%
Lookout, Inc., Series F (A)(C)(D)	392,767	2,686,526
Consumer discretionary – 1.2%
Diversified consumer services – 0.3%
The Honest Company, Inc., Series C (A)(C)(D)	142,030	4,513,713
Internet and direct marketing retail – 0.8%
Coupang LLC (A)(C)(D)	2,300,670	13,115,660
One Kings Lane, Inc. (A)(D)	529,764	84,762

		13,200,422
Specialty retail – 0.1%
JAND, Inc., Series D (A)(C)(D)	128,449	2,017,934

		19,732,069
Information technology – 0.9%
Software – 0.9%
Essence Group Holdings Corp. (A)(C)(D)	2,958,957	9,527,842
MarkLogic Corp., Series F (A)(C)(D)	507,686	5,056,553

		14,584,395
Real estate – 1.4%
Real estate management and development – 1.4%
WeWork Companies, Inc., Series D1 (A)(C)(D)	184,328	11,680,865
WeWork Companies, Inc., Series D2 (A)(C)(D)	161,782	10,252,125

		21,932,990

TOTAL PREFERRED SECURITIES (Cost $34,875,406)		$58,935,980

SECURITIES LENDING COLLATERAL – 0.7%
John Hancock Collateral Trust, 2.3405% (E)(F)	1,098,894	10,996,627

TOTAL SECURITIES LENDING COLLATERAL (Cost $10,991,451)		$10,996,627

Mid Cap Stock Fund (continued)

	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS – 4.2%
Repurchase agreement – 4.2%
Societe Generale SA Tri-Party Repurchase Agreement dated 5-31-19 at 2.480% to be repurchased at $65,913,619 on 6-3-19, collateralized by $70 Government National Mortgage Association, 4.125% - 7.000% due 11-20-27 to 3-15-32 (valued at $74, including interest), $4,877,200 U.S. Treasury Bonds, 4.375%- 8.125% due 8-15-21 to 5-15-41 (valued at $6,433,937,including interest) and $60,835,900 U.S. Treasury Notes, 1.875% - 2.500% due 12-31-20 to 5-31-24 (valued at $60,783,997,including interest)	$65,900,000	$65,900,000

TOTAL SHORT-TERM INVESTMENTS (Cost $65,900,000)		$65,900,000

Total Investments (Mid Cap Stock Fund) (Cost $1,181,568,680) – 100.0%		$1,573,912,176
Other assets and liabilities, net – (0.0%)		(486,817)

TOTAL NET ASSETS – 100.0%		$1,573,425,359

Security Abbreviations and Legend

ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 5-31-19. The value of securities on loan amounted to $10,767,771.
(C)	Direct placement securities are restricted as to resale, and the fund has limited rights to registration under the Securities Act of 1933. For more information on this security refer to the Notes to Portfolio of Investments.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	The rate shown is the annualized seven-day yield as of 5-31-19.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

Mid Value Fund

	Shares or Principal Amount	Value
COMMON STOCKS – 93.0%
Communication services – 3.6%
Entertainment – 1.4%
Viacom, Inc., Class B	579,042	$16,809,589
Media – 2.2%
CBS Corp., Class B	101,646	4,907,469
DISH Network Corp., Class A (A)	124,055	4,479,626
News Corp., Class A	1,275,535	14,528,344
Scholastic Corp.	75,883	2,510,968

		26,426,407

		43,235,996
Consumer discretionary – 3.1%
Diversified consumer services – 1.1%
Strategic Education, Inc.	73,773	12,983,310
Specialty retail – 1.2%
The Gap, Inc.	150,541	2,812,106
Tiffany & Company	140,583	12,527,351

		15,339,457

John Hancock Funds II

Portfolio of Investments — May 31, 2019 (unaudited) (showing percentage of total net assets)

Mid Value Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Textiles, apparel and luxury goods – 0.8%
Ralph Lauren Corp.	92,207	$9,693,722

		38,016,489
Consumer staples – 10.8%
Beverages – 1.8%
Carlsberg A/S, Class B	164,551	21,619,570
Food and staples retailing – 1.6%
Sysco Corp.	93,054	6,403,976
The Kroger Company	586,047	13,367,732

		19,771,708
Food products – 5.9%
Archer-Daniels-Midland Company	282,486	10,824,864
Bunge, Ltd.	508,035	26,565,150
Campbell Soup Company	241,278	8,760,804
Flowers Foods, Inc.	1,065,491	23,835,034
Kellogg Company	31,300	1,645,128

		71,630,980
Household products – 0.8%
Kimberly-Clark Corp.	73,625	9,415,901
Personal products – 0.7%
Edgewell Personal Care Company (A)	289,280	8,256,051

		130,694,210
Energy – 11.6%
Energy equipment and services – 1.2%
Frank’s International NV (A)	776,871	4,420,396
SEACOR Holdings, Inc. (A)	59,815	2,488,902
SEACOR Marine Holdings, Inc. (A)	190,011	2,616,451
Tidewater, Inc. (A)(B)	218,383	4,653,742

		14,179,491
Oil, gas and consumable fuels – 10.4%
Anadarko Petroleum Corp.	23,441	1,649,543
Apache Corp.	216,612	5,647,075
ARC Resources, Ltd.	692,501	3,770,944
Cameco Corp.	1,048,453	10,578,891
Canadian Natural Resources, Ltd.	486,201	13,122,565
EQT Corp.	1,534,882	28,088,339
Equitrans Midstream Corp.	695,235	13,807,367
Hess Corp.	292,584	16,343,742
Imperial Oil, Ltd. (B)	771,370	20,618,720
Murphy Oil Corp.	268,276	6,666,659
NAC Kazatomprom JSC, GDR (A)	290,197	4,425,504
Occidental Petroleum Corp.	45,300	2,254,581

		126,973,930

		141,153,421
Financials – 17.7%
Banks – 3.0%
Fifth Third Bancorp	808,705	21,430,683
Popular, Inc.	75,705	3,952,558
Westamerica Bancorporation	181,659	10,879,558

		36,262,799
Capital markets – 4.4%
Franklin Resources, Inc.	480,731	15,296,860
Lazard, Ltd., Class A	421,356	13,129,453
Northern Trust Corp.	290,841	24,872,722

		53,299,035
Consumer finance – 2.0%
Ally Financial, Inc.	379,489	10,955,847
Synchrony Financial	405,933	13,651,527

		24,607,374
Diversified financial services – 1.2%
Groupe Bruxelles Lambert SA	31,230	2,908,756

Mid Value Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified financial services (continued)
Jefferies Financial Group, Inc.	73,706	$1,302,385
Pargesa Holding SA, Bearer Shares	93,143	6,888,681
Voya Financial, Inc.	51,405	2,618,057

		13,717,879
Insurance – 6.4%
Brighthouse Financial, Inc. (A)	108,297	3,843,461
Brown & Brown, Inc.	403,750	12,746,388
CNA Financial Corp.	344,394	15,483,954
Kemper Corp.	127,286	10,563,465
Loews Corp.	500,492	25,705,269
Marsh & McLennan Companies, Inc.	98,594	9,425,586

		77,768,123
Thrifts and mortgage finance – 0.7%
Capitol Federal Financial, Inc.	651,728	8,654,948

		214,310,158
Health care – 14.8%
Biotechnology – 1.7%
Alkermes PLC (A)	384,213	8,275,948
Incyte Corp. (A)	91,367	7,184,187
Seattle Genetics, Inc. (A)	87,348	5,683,734

		21,143,869
Health care equipment and supplies – 6.0%
Alcon, Inc. (A)	91,504	5,321,626
Baxter International, Inc.	199,885	14,679,554
DENTSPLY SIRONA, Inc.	347,661	18,728,498
Hologic, Inc. (A)	443,911	19,536,523
Zimmer Biomet Holdings, Inc.	122,770	13,987,186

		72,253,387
Health care providers and services – 4.1%
Cardinal Health, Inc.	247,269	10,402,607
Covetrus, Inc. (A)	83,648	2,062,760
MEDNAX, Inc. (A)	93,750	2,311,875
Patterson Companies, Inc. (B)	835,408	17,560,276
Select Medical Holdings Corp. (A)	1,248,750	17,544,938

		49,882,456
Pharmaceuticals – 3.0%
Amneal Pharmaceuticals, Inc. (A)	94,111	709,597
Elanco Animal Health, Inc. (A)	377,905	11,820,868
Perrigo Company PLC	446,666	18,768,905
Teva Pharmaceutical Industries, Ltd., ADR (A)	576,208	4,984,199

		36,283,569

		179,563,281
Industrials – 8.0%
Aerospace and defense – 2.2%
Cobham PLC (A)	3,520,830	4,433,234
Textron, Inc.	490,945	22,239,809

		26,673,043
Air freight and logistics – 1.7%
C.H. Robinson Worldwide, Inc.	170,575	13,582,887
Expeditors International of Washington, Inc.	108,566	7,555,108

		21,137,995
Commercial services and supplies – 0.6%
Cintas Corp.	30,626	6,793,766
Machinery – 2.4%
AGCO Corp.	106,498	7,088,507
PACCAR, Inc.	52,747	3,471,808
Wabtec Corp.	94,400	5,888,672

John Hancock Funds II

Portfolio of Investments — May 31, 2019 (unaudited) (showing percentage of total net assets)

Mid Value Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Xylem, Inc.	166,004	$12,320,817

		28,769,804
Road and rail – 1.1%
J.B. Hunt Transport Services, Inc.	62,447	5,316,738
Kansas City Southern	76,492	8,665,014

		13,981,752

		97,356,360
Information technology – 3.2%
Electronic equipment, instruments and components – 0.9%
AVX Corp.	399,133	5,903,177
National Instruments Corp.	140,041	5,404,182

		11,307,359
IT services – 0.4%
Cognizant Technology Solutions Corp., Class A	88,069	5,454,113
Semiconductors and semiconductor equipment – 1.3%
Applied Materials, Inc.	393,619	15,229,119
Technology hardware, storage and peripherals – 0.6%
Western Digital Corp.	196,187	7,302,080

		39,292,671
Materials – 8.9%
Chemicals – 1.6%
CF Industries Holdings, Inc.	55,515	2,233,924
FMC Corp.	16,380	1,203,111
PPG Industries, Inc.	43,748	4,578,228
RPM International, Inc.	126,400	6,764,928
Westlake Chemical Corp.	84,986	4,868,848

		19,649,039
Construction materials – 1.2%
Summit Materials, Inc., Class A (A)	268,975	3,760,271
Vulcan Materials Company	84,809	10,593,492

		14,353,763
Metals and mining – 6.1%
Barrick Gold Corp.	1,313,563	16,314,452
Cia de Minas Buenaventura SAA, ADR	467,802	7,096,556
Franco-Nevada Corp.	223,458	17,253,682
Freeport-McMoRan, Inc.	452,852	4,397,193
Newmont Goldcorp Corp.	666,679	22,060,408
Nucor Corp.	129,490	6,215,520

		73,337,811

		107,340,613
Real estate – 6.6%
Equity real estate investment trusts – 6.0%
Equity Commonwealth	464,318	15,122,837
Equity Residential	185,789	14,225,864
Rayonier, Inc.	686,247	19,317,853
Regency Centers Corp.	101,660	6,705,494
Weyerhaeuser Company	778,267	17,744,488

		73,116,536
Real estate management and development – 0.6%
Realogy Holdings Corp. (B)	498,400	3,533,656
The St. Joe Company (A)(B)	241,464	3,846,522

		7,380,178

		80,496,714
Utilities – 4.7%
Electric utilities – 3.6%
Entergy Corp.	69,165	6,713,847
FirstEnergy Corp.	561,012	23,136,135

Mid Value Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electric utilities (continued)
PG&E Corp. (A)	771,677	$13,195,677

		43,045,659
Independent power and renewable electricity producers – 0.8%
Vistra Energy Corp.	414,993	9,777,235
Multi-utilities – 0.3%
Dominion Energy, Inc.	53,620	4,031,152

		56,854,046

TOTAL COMMON STOCKS (Cost $1,051,144,972)		$1,128,313,959

PREFERRED SECURITIES – 0.3%
Consumer staples – 0.3%
Food products – 0.3%
Bunge, Ltd., 4.875%	31,449	3,053,069

TOTAL PREFERRED SECURITIES (Cost $3,563,298)		$3,053,069

SECURITIES LENDING COLLATERAL – 0.4%
John Hancock Collateral Trust, 2.3405% (C)(D)	512,993	5,133,526

TOTAL SECURITIES LENDING COLLATERAL (Cost $5,131,434)		$5,133,526

SHORT-TERM INVESTMENTS – 7.3%
Money market funds – 7.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.3150% (C)	2,000,000	2,000,000
T. Rowe Price Government Reserve Investment Fund, 2.4300% (C)	86,418,283	86,418,283

		88,418,283

TOTAL SHORT-TERM INVESTMENTS (Cost $88,418,283)		$88,418,283

Total Investments (Mid Value Fund) (Cost $1,148,257,987) – 101.0%		$1,224,918,837
Other assets and liabilities, net – (1.0%)		(11,843,218)

TOTAL NET ASSETS – 100.0%		$1,213,075,619

Security Abbreviations and Legend

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 5-31-19. The value of securities on loan amounted to $4,982,026.
(C)	The rate shown is the annualized seven-day yield as of 5-31-19.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

Multi-Index Lifestyle Aggressive Portfolio

	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 66.2%
Equity - 66.2%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	20,010,350	$214,310,847

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $246,046,179)		$214,310,847

UNAFFILIATED INVESTMENT COMPANIES - 33.8%
Exchange-traded funds - 33.8%
Financial Select Sector SPDR Fund	179,601	4,671,422
iShares Edge MSCI Min Vol USA ETF	279,469	16,519,413
iShares Global Infrastructure ETF	21,343	952,111

John Hancock Funds II

Portfolio of Investments — May 31, 2019 (unaudited) (showing percentage of total net assets)

Multi-Index Lifestyle Aggressive Portfolio (continued)

	Shares or Principal Amount	Value
UNAFFILIATED INVESTMENT COMPANIES (continued)
Exchange-traded funds (continued)
Vanguard Dividend Appreciation ETF	100,019	$10,847,061
Vanguard Energy ETF	54,326	4,279,259
Vanguard FTSE All World ex-US Small-Cap ETF	64,913	6,561,406
Vanguard FTSE Developed Markets ETF	30,275	1,206,156
Vanguard FTSE Emerging Markets ETF	348,631	14,168,364
Vanguard Global ex-U.S. Real Estate ETF	16,678	958,318
Vanguard Health Care ETF	26,706	4,362,158
Vanguard Information Technology ETF	23,834	4,634,760
Vanguard Materials ETF	15,991	1,841,524
Vanguard Mid-Cap ETF	139,677	21,876,212
Vanguard Real Estate ETF	33,108	2,876,754
Vanguard S&P 500 ETF	14,522	3,672,178
Vanguard Small-Cap ETF	66,342	9,746,965

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $100,050,264)		$109,174,061

SHORT-TERM INVESTMENTS - 0.0%
Money market funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.3150% (C)	157,435	157,435

TOTAL SHORT-TERM INVESTMENTS (Cost $157,435)		$157,435

Total Investments (Multi-Index Lifestyle Aggressive Portfolio) (Cost $346,253,878) - 100.0%		$323,642,343
Other assets and liabilities, net - (0.0%)		(11,707)

TOTAL NET ASSETS - 100.0%		$323,630,636

Security Abbreviations and Legend

JHF II	John Hancock Funds II
MIM US	Manulife Investment Management (US) LLC
(A)	The underlying funds’ subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	The rate shown is the annualized seven-day yield as of 5-31-19.

Multi-Index Lifestyle Balanced Portfolio

	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 38.9%
Equity - 38.9%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	31,184,345	$333,984,334

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $ 378,279,256)		$333,984,334

UNAFFILIATED INVESTMENT COMPANIES - 61.1%
Exchange-traded funds - 61.1%
Financial Select Sector SPDR Fund	353,460	9,193,495
Invesco Senior Loan ETF (C)	1,679,739	38,029,291
iShares Edge MSCI Min Vol USA ETF	730,469	43,178,023
iShares Global Infrastructure ETF	39,308	1,753,530
iShares JP Morgan USD Emerging Markets Bond ETF	238,705	26,231,292
iShares TIPS Bond ETF	91,146	10,506,399
SPDR Bloomberg Barclays High Yield Bond ETF (C)	184,807	19,617,263
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	486,624	13,070,721
Vanguard Dividend Appreciation ETF	260,643	28,266,733

Multi-Index Lifestyle Balanced Portfolio (continued)

	Shares or Principal Amount	Value
UNAFFILIATED INVESTMENT COMPANIES (continued)
Exchange-traded funds (continued)
Vanguard Energy ETF (C)	100,323	$7,902,443
Vanguard FTSE All World ex-US Small-Cap ETF	81,088	8,196,375
Vanguard FTSE Developed Markets ETF	1,065	42,430
Vanguard FTSE Emerging Markets ETF	185,184	7,525,878
Vanguard Global ex-U.S. Real Estate ETF	30,437	1,748,910
Vanguard Health Care ETF	34,148	5,577,734
Vanguard Information Technology ETF	33,677	6,548,829
Vanguard Intermediate-Term Corporate Bond ETF	879,438	77,452,105
Vanguard Materials ETF	29,509	3,398,256
Vanguard Mid-Cap ETF	187,753	29,405,875
Vanguard Real Estate ETF	60,768	5,280,132
Vanguard S&P 500 ETF	166	41,976
Vanguard Short-Term Bond ETF	453,069	36,304,419
Vanguard Short-Term Corporate Bond ETF	497,107	39,828,213
Vanguard Short-Term Inflation-Protected Securities ETF	423,378	20,821,730
Vanguard Small-Cap ETF	81,050	11,907,865
Vanguard Total Bond Market ETF	761,712	62,643,195
Xtrackers USD High Yield Corporate Bond ETF	219,952	10,768,850

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $502,802,833)		$525,241,962

SECURITIES LENDING COLLATERAL - 6.9%
John Hancock Collateral Trust, 2.3405% (D)(E)	5,903,513	59,076,455

TOTAL SECURITIES LENDING COLLATERAL (Cost $59,072,498)		$59,076,455

SHORT-TERM INVESTMENTS - 0.0%
Money market funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.3150% (D)	1,035	1,035

TOTAL SHORT-TERM INVESTMENTS (Cost $1,035)		$1,035

Total Investments (Multi-Index Lifestyle Balanced Portfolio) (Cost $940,155,622) - 106.9%		$918,303,786
Other assets and liabilities, net - (6.9%)		(58,931,427)

TOTAL NET ASSETS - 100.0%		$859,372,359

Security Abbreviations and Legend

JHF II	John Hancock Funds II
MIM US	Manulife Investment Management (US) LLC
(A)	The underlying funds’ subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	All or a portion of this security is on loan as of 5-31-19. The value of securities on loan amounted to $57,761,870.
(D)	The rate shown is the annualized seven-day yield as of 5-31-19.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

John Hancock Funds II

Portfolio of Investments — May 31, 2019 (unaudited) (showing percentage of total net assets)

Multi-Index Lifestyle Conservative Portfolio

	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 12.0%
Equity - 12.0%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	1,904,721	$20,399,562

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $22,397,878)		$20,399,562

UNAFFILIATED INVESTMENT COMPANIES - 88.0%
Exchange-traded funds - 88.0%
Invesco Senior Loan ETF (C)	518,859	11,746,968
iShares Edge MSCI Min Vol USA ETF	86,914	5,137,487
iShares Global Infrastructure ETF	5,474	244,195
iShares JP Morgan USD Emerging Markets Bond ETF	73,360	8,061,530
iShares TIPS Bond ETF	35,407	4,081,365
SPDR Bloomberg Barclays High Yield Bond ETF (C)	49,058	5,207,507
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	128,635	3,455,136
Vanguard Dividend Appreciation ETF	31,405	3,405,872
Vanguard Energy ETF	14,262	1,123,418
Vanguard FTSE Developed Markets ETF	209	8,327
Vanguard FTSE Emerging Markets ETF	7,267	295,331
Vanguard Global ex-U.S. Real Estate ETF	4,252	244,320
Vanguard Intermediate-Term Bond ETF	107,860	9,211,244
Vanguard Intermediate-Term Corporate Bond ETF	345,697	30,445,535
Vanguard Materials ETF	4,195	483,096
Vanguard Mid-Cap ETF	7,937	1,243,093
Vanguard Real Estate ETF	8,509	739,347
Vanguard Short-Term Bond ETF	158,473	12,698,441
Vanguard Short-Term Corporate Bond ETF	209,957	16,821,755
Vanguard Short-Term Inflation-Protected Securities ETF	164,508	8,090,503
Vanguard Small-Cap ETF	2,683	394,186
Vanguard Total Bond Market ETF	295,196	24,276,919
Xtrackers USD High Yield Corporate Bond ETF	57,864	2,833,021

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $147,462,893)		$150,248,596

SECURITIES LENDING COLLATERAL - 6.9%
John Hancock Collateral Trust, 2.3405% (D)(E)	1,182,660	11,834,882

TOTAL SECURITIES LENDING COLLATERAL (Cost $11,834,829)		$11,834,882

SHORT-TERM INVESTMENTS - 0.1%
Money market funds - 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.3150% (D)	136,049	136,049

TOTAL SHORT-TERM INVESTMENTS (Cost $136,049)		$136,049

Total Investments (Multi-Index Lifestyle Conservative Portfolio) (Cost $181,831,649) - 107.0%		$182,619,089
Other assets and liabilities, net - (7.0%)		(11,946,725)

TOTAL NET ASSETS - 100.0%		$170,672,364

Security Abbreviations and Legend

JHF II	John Hancock Funds II
MIM US	Manulife Investment Management (US) LLC
(A)	The underlying funds’ subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	All or a portion of this security is on loan as of 5-31-19. The value of securities on loan amounted to $11,565,738.
(D)	The rate shown is the annualized seven-day yield as of 5-31-19.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

Multi-Index Lifestyle Growth Portfolio

	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 52.2%
Equity - 52.2%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	38,402,324	$411,288,893

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $472,819,276)		$411,288,893

UNAFFILIATED INVESTMENT COMPANIES - 47.8%
Exchange-traded funds - 47.8%
Financial Select Sector SPDR Fund	389,028	10,118,618
Invesco Senior Loan ETF (C)	682,958	15,462,169
iShares Edge MSCI Min Vol USA ETF	707,210	41,803,183
iShares Global Infrastructure ETF	44,373	1,979,480
iShares JP Morgan USD Emerging Markets Bond ETF	143,136	15,729,215
iShares TIPS Bond ETF	41,007	4,726,877
SPDR Bloomberg Barclays High Yield Bond ETF (C)	83,848	8,900,465
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	226,241	6,076,833
Vanguard Dividend Appreciation ETF	249,922	27,104,041
Vanguard Energy ETF	111,739	8,801,681
Vanguard FTSE All World ex-US Small-Cap ETF	119,890	12,118,481
Vanguard FTSE Developed Markets ETF	234,107	9,326,823
Vanguard FTSE Emerging Markets ETF	424,972	17,270,862
Vanguard Global ex-U.S. Real Estate ETF	34,441	1,978,980
Vanguard Health Care ETF	43,641	7,128,321
Vanguard Information Technology ETF	40,582	7,891,576
Vanguard Intermediate-Term Corporate Bond ETF	412,412	36,321,125
Vanguard Materials ETF	32,888	3,787,382
Vanguard Mid-Cap ETF	252,638	39,568,164
Vanguard Real Estate ETF	68,665	5,966,302
Vanguard S&P 500 ETF	152	38,436
Vanguard Short-Term Bond ETF	218,194	17,483,885
Vanguard Short-Term Corporate Bond ETF	234,853	18,816,422
Vanguard Short-Term Inflation-Protected Securities ETF	190,829	9,384,970
Vanguard Small-Cap ETF	97,377	14,306,629
Vanguard Total Bond Market ETF	357,614	29,410,175
Xtrackers USD High Yield Corporate Bond ETF	106,354	5,207,092

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $355,408,574)		$376,708,187

SECURITIES LENDING COLLATERAL - 1.9%
John Hancock Collateral Trust, 2.3405% (D)(E)	1,501,545	15,025,956

TOTAL SECURITIES LENDING COLLATERAL (Cost $15,025,685)		$15,025,956

John Hancock Funds II

Portfolio of Investments — May 31, 2019 (unaudited) (showing percentage of total net assets)

Multi-Index Lifestyle Growth Portfolio (continued)

	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS - 0.0%
Money market funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.3150% (D)	332,013	$332,013

TOTAL SHORT-TERM INVESTMENTS (Cost $332,013)		$332,013

Total Investments (Multi-Index Lifestyle Growth Portfolio) (Cost $843,585,548) - 101.9%		$803,355,049
Other assets and liabilities, net - (1.9%)		(15,284,494)

TOTAL NET ASSETS - 100.0%		$788,070,555

Security Abbreviations and Legend

JHF II	John Hancock Funds II
MIM US	Manulife Investment Management (US) LLC
(A)	The underlying funds’ subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	All or a portion of this security is on loan as of 5-31-19. The value of securities on loan amounted to $14,726,111.
(D)	The rate shown is the annualized seven-day yield as of 5-31-19.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

Multi-Index Lifestyle Moderate Portfolio

	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 26.0%
Equity - 26.0%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	6,033,369	$64,617,383

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $ 72,835,921)		$64,617,383

UNAFFILIATED INVESTMENT COMPANIES - 74.0%
Exchange-traded funds - 74.0%
Invesco Senior Loan ETF (C)	608,318	13,772,320
iShares Edge MSCI Min Vol USA ETF	216,835	12,817,117
iShares Global Infrastructure ETF	8,833	394,040
iShares JP Morgan USD Emerging Markets Bond ETF	91,482	10,052,957
iShares TIPS Bond ETF	36,077	4,158,596
SPDR Bloomberg Barclays High Yield Bond ETF (C)	72,101	7,653,521
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	188,960	5,075,466
Vanguard Dividend Appreciation ETF	78,321	8,493,912
Vanguard Energy ETF	23,027	1,813,837
Vanguard FTSE Developed Markets ETF	308	12,271
Vanguard FTSE Emerging Markets ETF	4,821	195,925
Vanguard Global ex-U.S. Real Estate ETF	6,866	394,520
Vanguard Intermediate-Term Bond ETF	57,327	4,895,726
Vanguard Intermediate-Term Corporate Bond ETF	404,177	35,595,868
Vanguard Materials ETF	6,773	779,979
Vanguard Mid-Cap ETF	31,294	4,901,266
Vanguard Real Estate ETF	13,736	1,193,521
Vanguard S&P 500 ETF	48	12,138
Vanguard Short-Term Bond ETF	137,322	11,003,612
Vanguard Short-Term Corporate Bond ETF	236,352	18,936,522
Vanguard Short-Term Inflation-Protected Securities ETF	167,710	8,247,978
Vanguard Small-Cap ETF	9,274	1,362,536
Vanguard Total Bond Market ETF	345,990	28,454,218

Multi-Index Lifestyle Moderate Portfolio (continued)

	Shares or Principal Amount	Value
UNAFFILIATED INVESTMENT COMPANIES (continued)
Exchange-traded funds (continued)
Xtrackers USD High Yield Corporate Bond ETF	84,946	$4,158,956

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $178,683,427)		$184,376,802

SECURITIES LENDING COLLATERAL - 8.7%
John Hancock Collateral Trust, 2.3405% (D)(E)	2,169,680	21,711,983

TOTAL SECURITIES LENDING COLLATERAL (Cost $21,711,750)		$21,711,983

SHORT-TERM INVESTMENTS - 0.0%
Money market funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.3150% (D)	62,882	62,882

TOTAL SHORT-TERM INVESTMENTS (Cost $62,882)		$62,882

Total Investments (Multi-Index Lifestyle Moderate Portfolio) (Cost $273,293,980) - 108.7%		$270,769,050
Other assets and liabilities, net - (8.7%)		(21,723,092)

TOTAL NET ASSETS - 100.0%		$249,045,958

Security Abbreviations and Legend

JHF II	John Hancock Funds II
MIM US	Manulife Investment Management (US) LLC
(A)	The underlying funds’ subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	All or a portion of this security is on loan as of 5-31-19. The value of securities on loan amounted to $21,279,463.
(D)	The rate shown is the annualized seven-day yield as of 5-31-19.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

Real Estate Securities Fund

	Shares or Principal Amount	Value
COMMON STOCKS – 99.5%
Information technology – 0.5%
IT services – 0.5%
IT consulting and other services – 0.5%
InterXion Holding NV (A)	27,744	$2,045,010
Real estate – 99.0%
Equity real estate investment trusts – 99.0%
Diversified REITs – 6.7%
Essential Properties Realty Trust, Inc.	259,892	5,525,304
Liberty Property Trust	104,604	4,965,552
STORE Capital Corp.	353,305	12,090,097
VEREIT, Inc.	520,221	4,619,562

		27,200,515
Health care REITs – 12.0%
HCP, Inc.	417,216	13,229,919
Medical Properties Trust, Inc.	490,619	8,723,206
Physicians Realty Trust	347,108	6,355,547
Welltower, Inc.	254,826	20,696,968

		49,005,640

John Hancock Funds II

Portfolio of Investments — May 31, 2019 (unaudited) (showing percentage of total net assets)

Real Estate Securities Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotel and resort REITs – 4.8%
Host Hotels & Resorts, Inc.	153,342	$2,777,024
MGM Growth Properties LLC, Class A	240,334	7,390,271
Ryman Hospitality Properties, Inc.	119,026	9,516,129

		19,683,424
Industrial REITs – 12.0%
Americold Realty Trust	408,196	12,776,535
Prologis, Inc.	284,441	20,954,768
Rexford Industrial Realty, Inc.	255,819	9,669,958
STAG Industrial, Inc.	192,534	5,618,142

		49,019,403
Office REITs – 10.9%
Alexandria Real Estate Equities, Inc.	95,140	13,929,447
Douglas Emmett, Inc.	202,442	8,156,388
JBG SMITH Properties	227,181	8,971,378
Kilroy Realty Corp.	95,710	7,054,784
Paramount Group, Inc.	431,000	6,141,750

		44,253,747
Residential REITs – 21.7%
American Campus Communities, Inc.	206,517	9,565,867
American Homes 4 Rent, Class A	327,453	7,993,128
Apartment Investment & Management Company, A Shares	207,715	10,375,364
Equity LifeStyle Properties, Inc.	121,915	14,832,179
Equity Residential	223,097	17,082,537
Essex Property Trust, Inc.	34,396	10,034,689
Invitation Homes, Inc.	162,274	4,159,083
Mid-America Apartment Communities, Inc.	123,628	14,115,845

		88,158,692
Retail REITs – 10.6%
Agree Realty Corp.	101,155	6,772,327
Brixmor Property Group, Inc.	313,534	5,377,108
Kimco Realty Corp.	490,226	8,529,932
Regency Centers Corp.	143,370	9,456,685
Simon Property Group, Inc.	79,100	12,821,319

		42,957,371
Specialized REITs – 20.3%
CoreSite Realty Corp.	65,481	7,642,942
Crown Castle International Corp.	65,274	8,486,273
CubeSmart	420,093	14,165,536
CyrusOne, Inc.	90,825	5,362,308
Equinix, Inc.	46,916	22,791,326
Extra Space Storage, Inc.	163,032	17,470,509
VICI Properties, Inc.	302,196	6,702,707

		82,621,601

		402,900,393

TOTAL COMMON STOCKS (Cost $329,375,360)		$404,945,403

SHORT-TERM INVESTMENTS – 0.4%
Money market funds – 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.3150% (B)	1,465,862	1,465,862

TOTAL SHORT-TERM INVESTMENTS (Cost $1,465,862)		$1,465,862

Total Investments (Real Estate Securities Fund) (Cost $330,841,222) – 99.9%		$406,411,265
Other assets and liabilities, net – 0.1%		353,424

TOTAL NET ASSETS – 100.0%		$406,764,689

Security Abbreviations and Legend

(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 5-31-19.

Real Return Bond Fund

	Shares or Principal Amount		Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 119.7%
U.S. Government – 99.5%
U.S. Treasury Bonds 3.000%, 02/15/2048 (A)		$70,000	$75,983
U.S. Treasury Inflation Protected Securities
0.125%, 04/15/2021 to 01/15/2022 (A)		12,398,491	12,282,465
0.125%, 04/15/2022 to 07/15/2026		20,099,605	19,900,386
0.250%, 01/15/2025		1,937,378	1,928,701
0.375%, 07/15/2023 to 07/15/2027		13,226,749	13,267,562
0.500%, 01/15/2028		3,307,488	3,340,539
0.625%, 01/15/2026 to 02/15/2043		14,224,135	14,411,219
0.750%, 07/15/2028 to 02/15/2045		9,413,498	9,571,508
0.875%, 01/15/2029 to 02/15/2047		3,378,139	3,493,114
1.000%, 02/15/2046		3,528,986	3,735,840
1.000%, 02/15/2048 (A)		313,321	333,093
1.375%, 02/15/2044		1,570,349	1,795,674
1.750%, 01/15/2028		4,702,286	5,243,895
2.000%, 01/15/2026		2,658,380	2,946,824
2.125%, 02/15/2040 to 02/15/2041		5,332,051	6,864,868
2.375%, 01/15/2025 to 01/15/2027		10,354,377	11,621,306
2.500%, 01/15/2029		3,339,415	3,997,642
3.625%, 04/15/2028		16,372,044	20,942,852

			135,753,471
U.S. Government Agency – 20.2%
Federal National Mortgage Association
3.500%, TBA (B)		18,850,000	19,214,895
3.682%, (12 month Treasury Average Index + 1.200%), 10/01/2044 (C)		16,282	16,597
4.000%, TBA (B)		8,000,000	8,254,967

			27,486,459

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $184,405,616)			$163,239,930

FOREIGN GOVERNMENT OBLIGATIONS – 14.3%
Argentina – 0.5%
Republic of Argentina 6.875%, 01/26/2027		870,000	625,530
Australia – 2.2%
Commonwealth of Australia
1.250%, 02/21/2022	AUD	1,400,000	1,154,471
3.000%, 09/20/2025		1,840,000	1,882,332

			3,036,803
Canada – 0.7%
Government of Canada 4.250%, 12/01/2026	CAD	924,816	896,838
France – 2.4%
Government of France
2.100%, 07/25/2023	EUR	2,555,820	3,260,509
2.250%, 07/25/2020		63,366	73,959

			3,334,468
Italy – 0.8%
Republic of Italy 2.350%, 09/15/2024 (D)		897,591	1,051,163
Japan – 1.3%
Government of Japan, CPI Linked Bond 0.100%, 03/10/2028	JPY	181,314,000	1,741,779

John Hancock Funds II

Portfolio of Investments — May 31, 2019 (unaudited) (showing percentage of total net assets)

Real Return Bond Fund (continued)

	Shares or Principal Amount		Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
New Zealand – 0.8%
Dominion of New Zealand, Inflation Linked Bond
2.000%, 09/20/2025	NZD	1,200,000	$923,356
3.000%, 09/20/2030		200,000	175,175

			1,098,531
Peru – 0.7%
Republic of Peru 5.940%, 02/12/2029 (D)	PEN	3,200,000	1,010,831
Qatar – 0.9%
State of Qatar 3.875%, 04/23/2023 (D)		$1,200,000	1,245,000
Spain – 0.3%
Autonomous Community of Catalonia 4.950%, 02/11/2020	EUR	300,000	345,117
United Kingdom – 3.7%
Government of United Kingdom, Inflation Linked Bond
0.125%, 03/22/2026	GBP	165,599	251,223
0.125%, 08/10/2028		2,001,160	3,229,059
1.875%, 11/22/2022		1,068,142	1,584,006

			5,064,288

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $20,150,912)			$19,450,348

CORPORATE BONDS – 3.9%
Energy – 0.5%
Petrobras Global Finance BV
5.999%, 01/27/2028		$568,000	584,188
6.125%, 01/17/2022		38,000	40,406

			624,594
Financials – 3.3%
Bank of America Corp. (5.875% to 3-15-28, then 3 month LIBOR + 2.931%) 03/15/2028 (E)		770,000	794,409
Deutsche Bank AG 4.250%, 10/14/2021		850,000	853,788
HSBC Holdings PLC 6.000%, 03/29/2040	GBP	200,000	320,426
Intesa Sanpaolo SpA 6.500%, 02/24/2021 (D)		$600,000	626,790
JPMorgan Chase & Co. (3 month LIBOR + 3.470%) 6.053%, 07/30/2019 (C)(E)		1,076,000	1,075,753
Jyske Realkredit A/S 2.500%, 10/01/2047	DKK	6,927	1,078
Lehman Brothers Holdings, Inc. 5.316%, 04/05/2011 (F)	EUR	36,000	885
Nordea Kredit Realkreditaktieselskab 2.500%, 10/01/2047	DKK	2,688	421
Nykredit Realkredit A/S 2.500%, 10/01/2047		16,014	2,499
Realkredit Danmark A/S 2.500%, 07/01/2047		70,327	10,971
The Royal Bank of Scotland Group PLC (4.519% to 6-25-23, then 3 month LIBOR + 1.550%) 06/25/2024		$800,000	820,385

			4,507,405
Information technology – 0.1%
Dell International LLC 4.420%, 06/15/2021 (D)		100,000	102,479

Real Return Bond Fund (continued)

	Shares or Principal Amount		Value
CORPORATE BONDS (continued)
Information technology (continued)
VMware, Inc. 3.900%, 08/21/2027		$100,000	$98,837

			201,316

TOTAL CORPORATE BONDS (Cost $5,097,638)			$5,333,315

MUNICIPAL BONDS – 0.4%
Tobacco Settlement Finance Authority, Series A (West Virginia) 7.467%, 06/01/2047		590,000	592,077

TOTAL MUNICIPAL BONDS (Cost $565,076)			$592,077

COLLATERALIZED MORTGAGE OBLIGATIONS – 4.5%
Commercial and residential – 4.3%
Bear Stearns ALT-A Trust
Series 2003-3, Class 1A, 4.544%, 10/25/2033 (G)		1,645	1,740
Series 2004-9, Class 6A1, 4.830%, 09/25/2034 (G)		45,743	46,329
Bear Stearns ARM Trust Series 2003-3, Class 3A2 5.048%, 05/25/2033 (G)		22,243	22,907
Citigroup Mortgage Loan Trust, Inc.
Series 2005-11, Class A1A (1 Year CMT + 2.400%), 4.810%, 05/25/2035 (C)		10,292	10,444
Series 2005-6, Class A3 (1 Year CMT + 1.800%), 4.200%, 09/25/2035 (C)		10,552	10,460
Countrywide Alternative Loan Trust Series 2004-18CB, Class 4A1 5.500%, 09/25/2034		606,403	626,357
CSMC Trust
Series 2010-16, Class B9, 4.257%, 06/25/2050 (D)(G)		2,116,627	1,611,239
Series 2015-12R, Class 2A2 (1 month LIBOR + 0.500%), 2.986%, 11/30/2037 (C)(D)		1,500,000	1,350,762
New York Mortgage Trust Series 2006-1, Class 2A3 4.750%, 05/25/2036 (G)		414,273	405,173
SWAN Trust Series 2010-1, Class A (1 month BBSW + 1.300%) 3.325%, 04/25/2041 (C)	AUD	288,893	200,537
Thornburg Mortgage Securities Trust Series 2007-4, Class 2A1 4.080%, 09/25/2037 (G)		$1,179,535	1,188,588
WaMu Mortgage Pass-Through Certificates
Series 2006-5, Class 3A6, 6.268%, 07/25/2036		531,809	225,728
Series 2007-HY3, Class 4A1, 4.169%, 03/25/2037 (G)		236,702	238,350

			5,938,614
U.S. Government Agency – 0.2%
Federal National Mortgage Association
Series 2003-34, Class A1, 6.000%, 04/25/2043		6,661	7,528
Series 2004-T3, Class 1A1, 6.000%, 02/25/2044		6,711	7,584
Series 2004-W12, Class 1A1, 6.000%, 07/25/2044		40,876	46,627

John Hancock Funds II

Portfolio of Investments — May 31, 2019 (unaudited) (showing percentage of total net assets)

Real Return Bond Fund (continued)

	Shares or Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National
Mortgage Association (continued)
Series 2007-63, Class FC (1 month LIBOR + 0.350%), 2.780%, 07/25/2037 (C)		$184,425	$184,295

			246,034

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $6,271,850)			$6,184,648

ASSET BACKED SECURITIES – 4.9%
Argent Securities, Inc. Asset-Backed Pass-Through Certificates Series 2004-W7, Class A2 (1 month LIBOR + 1.040%) 3.470%, 05/25/2034 (C)		247,589	241,479
Aurium CLO II DAC Series 2A, Class AR (3 month EURIBOR + 0.680%) 0.680%, 10/13/2029 (C)(D)	EUR	500,000	557,279
Barings Euro CLO BV Series 2016-1A, Class A1R (3 month EURIBOR + 0.680%) 0.680%, 07/27/2030 (C)(D)		400,000	446,187
Bayview Opportunity Master Fund IVb Trust Series 2018-SBR2, Class A1 3.844%, 04/28/2033 (D)		$169,592	170,728
Credit-Based Asset Servicing & Securitization LLC Series 2005-CB3, Class M4 (1 month LIBOR + 1.050%) 3.480%, 05/25/2035 (C)		100,000	100,636
Elm Park CLO DAC Series 1A, Class A1R (3 month EURIBOR + 0.620%) 6.950%, 04/16/2029 (C)(D)	EUR	400,000	446,888
LMREC, Inc. Series 2015-CRE1, Class AR (1 month LIBOR + 0.980%) 3.408%, 02/22/2032 (C)(D)		$458,811	457,062
LoanCore Issuer, Ltd. Series 2019-CRE2, Class A (1 month LIBOR + 1.130%) 3.630%, 05/09/2036 (C)(D)		200,000	200,126
Morgan Stanley ABS Capital I, Inc. Trust Series 2004-NC7, Class M3 (1 month LIBOR + 0.975%) 3.405%, 07/25/2034 (C)		82,117	81,750
Octagon Investment Partners XXIII, Ltd. Series 2015-1A, Class A1R (3 month LIBOR + 0.850%) 3.447%, 07/15/2027 (C)(D)		340,000	338,952
Penta CLO 2 BV Series 2015-2A, Class AR (3 month EURIBOR + 0.790%) 0.790%, 08/04/2028 (C)(D)	EUR	1,000,000	1,116,662
RMAT LP Series 2018-NPL1, Class A1 4.090%, 05/25/2048 (D)		$689,129	692,328
Sound Point CLO IX, Ltd. Series 2015-2A, Class AR (3 month LIBOR + 0.880%) 3.472%, 07/20/2027 (C)(D)		300,000	299,994

Real Return Bond Fund (continued)

	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
SpringCastle Funding Series 2019-AA, Class A 3.200%, 05/27/2036 (D)	$400,000	$399,920
TICP CLO I, Ltd. Series 2015-1A, Class AR (3 month LIBOR + 0.800%) 3.392%, 07/20/2027 (C)(D)	350,000	349,547
Tralee CLO III, Ltd. Series 2014-3A, Class AR (3 month LIBOR + 1.030%) 3.622%, 10/20/2027 (C)(D)	700,000	698,933

TOTAL ASSET BACKED SECURITIES (Cost $6,707,666)		$6,598,471

COMMON STOCKS – 0.0%
Financials – 0.0%
Rescap Liquidating Trust (H)	1,029	1,801

TOTAL COMMON STOCKS (Cost $242)		$1,801

PURCHASED OPTIONS – 0.4%
Calls – 0.4%
Exchange Traded Option on 10-Year U.S. Treasury Note Futures (Expiration Date: 8-23-19; Strike Price: $147.00; Notional Amount: 4,000) (H)	4	45
Exchange Traded Option on 2-Year U.S. Treasury Note Futures (Expiration Date: 8-23-19; Strike Price: $109.75; Notional Amount: 10,000) (H)	5	78
Exchange Traded Option on 5-Year U.S. Treasury Note Futures (Expiration Date: 8-23-19; Strike Price: $128.25; Notional Amount: 4,000) (H)	4	47
Exchange Traded Option on Euro SCHATZ Futures (Expiration Date: 8-23-19; Strike Price: $113.80; Notional Amount: 16,500,000) (H)	165	923
Exchange Traded Option on U.S. Treasury Bond Futures (Expiration Date: 8-23-19; Strike Price: $193.00; Notional Amount: 3,000) (H)	3	34
Exchange Traded Option on U.S. Treasury Bond Futures (Expiration Date: 8-23-19; Strike Price: $200.00; Notional Amount: 8,000) (H)	8	0
Exchange Traded Option on Ultra U.S. Treasury Bond Futures (Expiration Date: 8-23-19; Strike Price: $220.00; Notional Amount: 3,000) (H)	3	23
Over the Counter Option on 2 Year Interest Rate Swap. Receive a floating rate based on 3-month LIBOR and pay a fixed rate of 2.500% (Expiration Date: 2-20-20; Strike Rate: 2.500%; Counterparty: Morgan Stanley & Company, Inc.) (H)(I)	20,000,000	294,774

John Hancock Funds II

Portfolio of Investments – May 31, 2019 (unaudited) (showing percentage of total net assets)

Real Return Bond Fund (continued)

	Shares or Principal Amount		Value
PURCHASED OPTIONS (continued)
Calls (continued)
Over the Counter Option on 2 Year Interest Rate Swap. Receive a floating rate based on 3-month LIBOR and pay a fixed rate of 2.500% (Expiration Date: 2-21-20; Strike Rate: 2.500%; Counterparty: Morgan Stanley & Company, Inc.) (H)(I)		19,700,000	$290,543

			586,467
Puts – 0.0%
Exchange Traded Option on 5-Year U.S. Treasury Note Futures (Expiration Date: 8-23-19; Strike Price: $108.00; Notional Amount: 5,000) (H)		5	59
Exchange Traded Option on Euro BOBL Futures (Expiration Date: 8-23-19; Strike Price: $129.50; Notional Amount: 2,000,000) (H)		20	112
Exchange Traded Option on Euro BUND Futures (Expiration Date: 8-23-19; Strike Price: $154.00; Notional Amount: 9,100,000) (H)		91	1,019
Exchange Traded Option on Euro BUND Futures (Expiration Date: 8-23-19; Strike Price: $155.50; Notional Amount: 1,500,000) (H)		15	168

			1,358

TOTAL PURCHASED OPTIONS (Cost $170,996)			$587,825

SHORT-TERM INVESTMENTS – 3.9%
Banker’s acceptance – 0.3%
Bank of Montreal 1.833%, 06/03/2019 *	CAD	400,000	295,901
Canadian Imperial Bank of Commerce 1.823%, 06/03/2019 *		100,000	73,975

			369,876
Commercial paper – 1.0%
Arrow Electronics, Inc. 2.950%, 06/12/2019 *		$250,000	249,764
Broadcom, Inc. 3.000%, 06/06/2019 *		300,000	299,860
Campbell Soup Company 2.740%, 06/25/2019 *		250,000	249,538
Encana Corp. 3.200%, 08/01/2019 *		250,000	248,828
Royal Caribbean Cruises, Ltd. 2.900%, 07/15/2019 *		250,000	249,156

			1,297,146
Repurchase agreement – 2.6%
Credit Suisse Securities (USA) LLC Tri-Party Repurchase Agreement dated 5-31-19 at 2.530% to be repurchased at $3,100,654 on 6-3-19, collateralized by $2,990,000 U.S. Treasury Notes, 3.000% due 10-31-25 (valued at $3,166,350, including interest)		3,100,000	3,100,000

Real Return Bond Fund (continued)

	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
Repurchase agreement (continued)
Repurchase Agreement with State Street Corp. dated 5-31-19 at 1.300% to be repurchased at $496,054 on 6-3-19,collateralized by $505,000 U.S. Treasury Notes, 2.375% due 3-15-21 (valued at $509,793,including interest)	$496,000	$496,000

		3,596,000

TOTAL SHORT-TERM INVESTMENTS (Cost $5,265,619)		$5,263,022

Total Investments (Real Return Bond Fund) (Cost $228,635,615) – 152.0%		$207,251,437
Other assets and liabilities, net – (52.0%)		(70,864,155)

TOTAL NET ASSETS – 100.0%		$136,387,282

SALE COMMITMENTS OUTSTANDING - (3.2)%
U.S. Government Agency – (3.2%)
Federal National Mortgage Association 3.000%, TBA (B)	(4,300,000)	$(4,314,873)

TOTAL SALE COMMITMENTS OUTSTANDING (Cost $(4,270,438))		$(4,314,873)

SECURITIES SOLD SHORT - (0.9)%
Foreign government – (0.9%)
State of Qatar 3.875%, 04/23/2023	(1,200,000)	(1,245,000)

TOTAL SECURITIES SOLD SHORT (Cost $(1,236,600))		$(1,245,000)

Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol

Security Abbreviations and Legend
BBSW	Bank Bill Swap Rate
CMT	Constant Maturity Treasury
CPI	Consumer Price Index
EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(B)	Security purchased or sold on a when-issued or delayed delivery basis.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(E)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(F)	Non-income producing - Issuer is in default.

John Hancock Funds II

Portfolio of Investments — May 31, 2019 (unaudited) (showing percentage of total net assets)

Real Return Bond Fund (continued)

(G)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(H)	Non-income producing security.

Real Return Bond Fund (continued)

(I)	For this type of option, notional amounts are equivalent to number of contracts.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES

FUTURES

Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
5-Year U.S. Treasury Note Futures	5	Long	Sep 2019	$582,194	$586,836	$4,642
German Euro BOBL Futures	15	Long	Jun 2019	2,242,135	2,244,131	1,996
German Euro BOBL Futures	20	Long	Sep 2019	2,988,619	2,990,834	2,215
German Euro BUND Futures	82	Long	Sep 2019	15,588,007	15,644,523	56,516
10-Year Australian Treasury Bond Futures	10	Short	Jun 2019	(940,858)	(983,763)	(42,905)
10-Year U.S. Treasury Note Futures	4	Short	Sep 2019	(502,901)	(507,000)	(4,099)
2-Year U.S. Treasury Note Futures	5	Short	Sep 2019	(1,067,103)	(1,073,359)	(6,256)
3-Year Australian Treasury Bond Futures	19	Short	Jun 2019	(1,489,279)	(1,508,316)	(19,037)
Euro SCHATZ Futures	171	Short	Sep 2019	(21,406,953)	(21,414,759)	(7,806)
Euro-BTP Italian Government Bond Futures	22	Short	Jun 2019	(3,180,471)	(3,197,015)	(16,544)
Euro-Buxl Futures	17	Short	Sep 2019	(3,721,387)	(3,721,204)	183
Euro-OAT Futures	62	Short	Sep 2019	(11,186,655)	(11,218,576)	(31,921)
U.K. Long Gilt Bond Futures	30	Short	Sep 2019	(4,904,752)	(4,917,299)	(12,547)
U.S. Treasury Long Bond Futures	54	Short	Sep 2019	(8,100,565)	(8,300,813)	(200,248)
Ultra U.S. Treasury Bond Futures	3	Short	Sep 2019	(516,141)	(527,344)	(11,203)

						$(287,014)

^	Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

FORWARD FOREIGN CURRENCY CONTRACTS

Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	4,740,000	USD	3,278,792	CITI	6/4/2019	$9,347	—
CAD	650,000	USD	482,836	CITI	6/4/2019	—	($1,913)
CAD	1,223,000	USD	906,597	HUS	6/4/2019	—	(1,723)
COP	885,502,534	USD	281,738	BOA	6/11/2019	—	(19,701)
COP	8,520,894,250	USD	2,729,612	CITI	6/11/2019	—	(208,121)
COP	1,421,408,533	USD	420,925	CITI	7/24/2019	—	(1,344)
EUR	60,000	USD	67,308	BNP	6/4/2019	—	(279)
EUR	6,743,000	USD	7,506,900	GSI	6/4/2019	26,042	—
GBP	158,000	USD	205,890	CITI	6/4/2019	—	(6,139)
GBP	3,179,000	USD	4,017,629	SCB	6/4/2019	1,421	—
IDR	30,738,128,000	USD	2,152,304	SCB	6/19/2019	—	(7,048)
IDR	9,669,439,920	USD	659,940	SCB	9/18/2019	4,753	—
JPY	288,700,000	USD	2,625,429	CITI	6/4/2019	38,715	—
KRW	766,394,476	USD	644,294	BNP	6/19/2019	576	—
KRW	787,779,990	USD	699,000	CITI	6/19/2019	—	(36,135)
KRW	792,036,900	USD	699,000	CSFB	6/19/2019	—	(32,553)
KRW	796,767,624	USD	708,000	UBS	6/19/2019	—	(37,572)
MXN	2,531,000	USD	129,976	CITI	6/26/2019	—	(1,333)
MXN	21,539,000	USD	1,094,461	JPM	6/26/2019	299	—
MXN	18,237,000	USD	926,277	JPM	8/14/2019	—	(6,777)
MXN	3,472,000	USD	177,238	HUS	10/9/2019	—	(3,834)
NZD	1,698,000	USD	1,107,532	MSI	6/4/2019	3,299	—
SGD	1,393,000	USD	1,031,698	HUS	6/19/2019	—	(17,452)
TWD	15,491,650	USD	504,000	CITI	6/19/2019	—	(12,919)
TWD	12,040,362	USD	382,816	HUS	6/19/2019	—	(1,139)
TWD	3,882,000	USD	123,207	JPM	6/19/2019	—	(148)
TWD	4,830,000	USD	153,528	SCB	6/19/2019	—	(419)
TWD	15,438,489	USD	503,000	UBS	6/19/2019	—	(13,604)
USD	3,335,638	AUD	4,740,000	SCB	6/4/2019	47,499	—
USD	3,281,410	AUD	4,740,000	CITI	7/2/2019	—	(9,567)
USD	373,061	CAD	500,000	BNP	6/3/2019	3,130	—
USD	1,390,207	CAD	1,873,000	BOA	6/4/2019	4,410	—
USD	907,262	CAD	1,223,000	HUS	7/2/2019	1,716	—

John Hancock Funds II

Portfolio of Investments — May 31, 2019 (unaudited) (showing percentage of total net assets)

Real Return Bond Fund (continued)

FORWARD FOREIGN CURRENCY CONTRACTS (continued)

Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	1,265,908	COP	4,091,613,533	CITI	6/11/2019	$55,124	—
USD	840,000	COP	2,661,817,200	HUS	6/11/2019	52,319	—
USD	857,000	COP	2,652,966,051	NWM	6/11/2019	71,938	—
USD	240,429	EUR	214,000	CITI	6/4/2019	1,359	—
USD	7,364,071	EUR	6,589,000	UBS	6/4/2019	3,170	—
USD	7,525,005	EUR	6,743,000	GSI	7/2/2019	—	($25,879)
USD	4,314,451	GBP	3,337,000	CITI	6/4/2019	95,650	—
USD	1,510,058	GBP	1,199,000	JPM	7/2/2019	—	(7,983)
USD	4,023,651	GBP	3,179,000	SCB	7/2/2019	—	(1,248)
USD	980,000	IDR	14,034,090,000	JPM	6/19/2019	542	—
USD	488,000	IDR	7,034,598,080	NWM	6/19/2019	—	(2,954)
USD	671,116	IDR	9,669,439,920	SCB	6/19/2019	—	(3,728)
USD	2,586,137	JPY	288,700,000	RBC	6/4/2019	—	(78,008)
USD	1,779,778	JPY	193,900,000	CITI	7/2/2019	—	(13,618)
USD	2,447,868	KRW	2,744,059,990	GSI	6/19/2019	138,921	—
USD	351,158	KRW	398,919,000	HUS	6/19/2019	15,494	—
USD	646,419	KRW	766,394,476	BNP	9/18/2019	—	(689)
USD	1,220,885	MXN	24,070,000	CITI	6/26/2019	—	(2,518)
USD	1,085,553	MXN	21,539,000	JPM	8/14/2019	—	(432)
USD	1,119,375	NZD	1,682,000	BNP	6/4/2019	19,011	—
USD	10,475	NZD	16,000	GSI	6/4/2019	7	—
USD	1,108,210	NZD	1,698,000	MSI	7/2/2019	—	(3,308)
USD	206,000	PEN	681,386	JPM	6/14/2019	4,617	—
USD	836,688	PEN	2,769,019	BNP	7/17/2019	19,763	—
USD	1,269,010	SGD	1,716,156	BARC	6/19/2019	19,473	—
USD	99,062	SGD	134,000	JPM	6/19/2019	1,496	—
USD	438,251	TWD	13,474,903	HUS	6/19/2019	11,100	—
USD	1,243,818	TWD	38,207,598	SCB	6/19/2019	32,647	—
USD	384,601	TWD	12,040,362	HUS	11/21/2019	1,347	—
USD	123,709	TWD	3,882,000	JPM	11/21/2019	142	—
USD	154,328	TWD	4,830,000	SCB	11/21/2019	585	—
ZAR	4,809,000	USD	330,232	JPM	7/8/2019	—	(1,464)

						$685,912	($561,549)

WRITTEN OPTIONS

Options on securities Counterparty (OTC)/ Exchange-traded	Name of issuer	Exercise price		Expiration date	Number of contracts	Notional amount	Premium	Value
Calls
JPM	Federal National Mortgage Association, 3.000%, TBA	USD	99.88	Jun 2019	1,000,000	1,000,000	$1,133	$(5,725)
Puts
JPM	Federal National Mortgage Association, 3.000%, TBA	USD	97.88	Jun 2019	1,000,000	1,000,000	1,406	—

							$2,539	$(5,725)

Options on exchange-traded futures contracts

Name of issuer	Exercise price		Expiration date	Number of contracts	Notional amount	Premium	Value
Calls
Euro BUND Futures	EUR	169.50	Jul 2019	14	1,400,000	$17,539	$(28,366)
Euro BUND Futures	EUR	170.00	Jul 2019	8	800,000	9,585	(13,133)

						$27,124	$(41,499)
Puts
Euro BUND Futures	EUR	169.50	Jul 2019	14	1,400,000	16,497	(8,344)
Euro BUND Futures	EUR	170.00	Jul 2019	8	800,000	8,747	(6,162)

						$25,244	$(14,506)
						$52,368	$(56,005)

John Hancock Funds II

Portfolio of Investments — May 31, 2019 (unaudited) (showing percentage of total net assets)

Real Return Bond Fund (continued)

Interest rate swaptions

Description	Counterparty (OTC)	Floating rate index	Pay/receive floating rate	Exercise rate	Expiration date	Notional amount*		Premium	Value
Calls
5-Year Interest Rate Swap	MSLLC	3 month USD LIBOR	Sell	2.521%	Feb 2020	USD	8,500,000	$87,931	$(269,313)
5-Year Interest Rate Swap	MSLLC	3 month USD LIBOR	Sell	2.527%	Feb 2020	USD	8,400,000	79,532	(268,225)

								$167,463	$(537,538)

*	For this type of option, notional amounts are equivalent to number of contracts.

Credit default swaptions

Description	Counterparty (OTC)	Index	Buy/sell protection	Exercise rate	Expiration date	Notional amount*		Premium	Value
Puts
5-Year Credit Default Swap	MLI	CDX.NA.IG.32	Sell	0.850%	Jul 2019	USD	400,000	$380	$(424)
5-Year Credit Default Swap	BNP	CDX.NA.IG.32	Sell	1.000%	Aug 2019	USD	300,000	270	(308)
5-Year Credit Default Swap	CITI	CDX.NA.IG.32	Sell	0.950%	Aug 2019	USD	300,000	303	(376)
5-Year Credit Default Swap	CSFB	CDX.NA.IG.32	Sell	0.900%	Aug 2019	USD	300,000	351	(468)
5-Year Credit Default Swap	GSI	CDX.NA.IG.32	Sell	0.900%	Aug 2019	USD	600,000	597	(936)
5-Year Credit Default Swap	MLI	CDX.NA.IG.32	Sell	0.900%	Aug 2019	USD	300,000	360	(468)
5-Year Credit Default Swap	MSLLC	CDX.NA.IG.32	Sell	0.900%	Aug 2019	USD	300,000	300	(468)
5-Year Credit Default Swap	BARC	iTraxx Europe Series 31 Version 2	Sell	0.950%	Sep 2019	EUR	700,000	1,513	(1,517)
5-Year Credit Default Swap	BNP	CDX.NA.IG.32	Sell	1.000%	Sep 2019	USD	400,000	630	(621)
5-Year Credit Default Swap	CSFB	CDX.NA.IG.32	Sell	1.050%	Sep 2019	USD	100,000	110	(110)
5-Year Credit Default Swap	DB	CDX.NA.IG.32	Sell	1.000%	Sep 2019	USD	300,000	450	(466)
5-Year Credit Default Swap	DB	CDX.NA.IG.32	Sell	0.950%	Sep 2019	USD	300,000	330	(555)
5-Year Credit Default Swap	GSI	CDX.NA.IG.31	Sell	2.400%	Sep 2019	USD	2,900,000	4,930	(203)
5-Year Credit Default Swap	GSI	iTraxx Europe Series 30 Version 2	Sell	2.400%	Sep 2019	EUR	900,000	1,738	(19)
5-Year Credit Default Swap	GSI	CDX.NA.IG.32	Sell	0.950%	Sep 2019	USD	400,000	470	(739)
5-Year Credit Default Swap	GSI	iTraxx Europe Series 31 Version 2	Sell	1.000%	Sep 2019	EUR	400,000	650	(736)
5-Year Credit Default Swap	JPM	iTraxx Europe Series 31 Version 2	Sell	1.050%	Sep 2019	EUR	200,000	341	(341)

								$13,723	$(8,755)

*	For this type of option, notional amounts are equivalent to number of contracts.

Inflation floors

Description	Counterparty (OTC)	Initial index	Exercise index	Expiration date	Notional amount*		Premium	Value
CPURNSA Index	CITI	216.687	Maximum of ((1+0.0%) [10]- (Final Index/Initial Index)) or $0	Apr 2020	USD	22,900,000	$204,700	—
YOY CPURNSA Index	JPM	238.812	Maximum of (0.0% - (Final Index/Initial Index - 1)) or $0	Mar 2020	USD	5,900,000	66,670	—
YOY CPURNSA Index	JPM	238.643	Maximum of (0.0% - (Final Index/Initial Index - 1)) or $0	Oct 2020	USD	3,000,000	55,371	$(1,704)

							$326,741	$(1,704)

*	For this type of option, notional amounts are equivalent to number of contracts.

Inflation caps

Description	Counterparty (OTC)	Initial index	Exercise index	Expiration date	Notional amount*		Premium	Value
CPURNSA Index	JPM	4.000	Maximum of ((Final Index/Initial Index - 1) - 4.000%) or $0	Apr 2024	USD	5,700,000	$41,468	—
CPURNSA Index	JPM	4.000	Maximum of ((Final Index/Initial Index - 1) - 4.000%) or $0	May 2024	USD	500,000	3,475	—
Eurostat Eurozone HICP Ex Tob	GSI	3.000	Maximum of ((Final Index/Initial Index - 1) - 3.000%) or $0	Jun 2035	EUR	1,700,000	77,340	$(2,194)

							$122,283	$(2,194)

*	For this type of option, notional amounts are equivalent to number of contracts.

Interest rate floors

Description	Counterparty (OTC)	Strike rate	Floating rate index	Expiration date	Notional amount*		Premium	Value
1 Year Interest Rate Floor	MSCS	0.000%	3 month USD LIBOR	Jan 2020	USD	14,900,000	$11,548	$(2,272)

							$11,548	$(2,272)

*	For this type of option, notional amounts are equivalent to number of contracts.

John Hancock Funds II

Portfolio of Investments — May 31, 2019 (unaudited) (showing percentage of total net assets)

Real Return Bond Fund (continued)

SWAPS

Interest rate swaps

Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	4,000,000	USD	USD LIBOR BBA	Fixed 2.681%	Semi-Annual	Quarterly	Dec 2023	—	$159,172	$159,172
Centrally cleared	9,900,000	USD	Fixed 2.000%	USD LIBOR BBA	Semi-Annual	Quarterly	Jul 2026	$(29,700)	36,542	6,842
Centrally cleared	8,300,000	USD	Fixed 2.400%	USD LIBOR BBA	Semi-Annual	Quarterly	Dec 2026	50,599	(180,985)	(130,386)
Centrally cleared	600,000	NZD	Fixed 3.250%	NZD BBR FRA	Semi-Annual	Quarterly	Mar 2028	1,085	(47,146)	(46,061)
Centrally cleared	171,400,000	JPY	Fixed 0.450%	JPY LIBOR BBA	Semi-Annual	Semi-Annual	Mar 2029	(9,735)	(50,561)	(60,296)
Centrally cleared	670,000	USD	Fixed 2.499%	USD Federal Funds Rate Compounded OIS	Annual	Annual	Dec 2047	—	(66,976)	(66,976)
Centrally cleared	1,000,000	USD	Fixed 2.428%	USD Federal Funds Rate Compounded OIS	Annual	Annual	Dec 2047	—	(84,266)	(84,266)
Centrally cleared	50,000	GBP	Fixed 1.500%	GBP LIBOR BBA	Semi-Annual	Semi-Annual	Sep 2049	802	(4,334)	(3,532)

								$13,051	$(238,554)	$(225,503)

Credit default swaps - Buyer

Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	CDX.NA.HY.31	3,201,000	USD	$3,201,000	5.000%	Quarterly	Apr 2025	$(167,509)	$(41,003)	$(208,512)

				$3,201,000				$(167,509)	$(41,003)	$(208,512)

Credit default swaps - Seller

Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread	Notional amount	Currency	USD notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
GSI	CMBX.NA.AAA Indices	0.285%	5,100,000	USD	$5,100,000	0.500%	Monthly	Oct 2057	$(244,931)	$286,737	$41,806
MLI	CMBX.NA.AAA Indices	0.285%	2,100,000	USD	2,100,000	0.500%	Monthly	Oct 2057	(134,328)	151,542	17,214

					$7,200,000				$(379,259)	$438,279	$59,020
Centrally cleared	Deutsche Bank AG	0.730%	200,000	EUR	223,850	1.000%	Quarterly	May 2034	469	324	793
Centrally cleared	Daimler AG	0.375%	450,000	EUR	551,835	1.000%	Quarterly	Dec 2020	4,339	2,443	6,782
Centrally cleared	General Electric Company	0.638%	200,000	USD	200,000	1.000%	Quarterly	Dec 2023	(3,507)	6,192	2,685
Centrally cleared	General Electric Company	1.276%	500,000	USD	500,000	1.000%	Quarterly	Dec 2023	(25,226)	28,463	3,237

					$1,475,685				$(23,925)	$37,422	$13,497
					$8,675,685				$(403,184)	$475,701	$72,517

Inflation swaps

Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	USD notional amount	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
DB	1,100,000	USD	$1,100,000	Fixed 2.500%	USA CPI U	At Maturity	At Maturity	Jul 2022	$3,053	$(119,476)	$(116,423)
MSCS	1,900,000	USD	1,900,000	USA CPI U	Fixed 1.800%	At Maturity	At Maturity	Jul 2026	—	(25,749)	(25,749)
MSCS	900,000	USD	900,000	USA CPI U	Fixed 1.805%	At Maturity	At Maturity	Sep 2026	—	(10,867)	(10,867)

			$3,900,000						$3,053	$(156,092)	$(153,039)
Centrally cleared	4,400,000	USD	4,400,000	Fixed 2.027%	USA CPI U	At Maturity	At Maturity	Nov 2020	—	(13,302)	(13,302)
Centrally cleared	4,100,000	USD	4,100,000	Fixed 2.021%	USA CPI U	At Maturity	At Maturity	Nov 2020	—	(11,848)	(11,848)
Centrally cleared	2,700,000	USD	2,700,000	Fixed 1.927%	USA CPI U	At Maturity	At Maturity	Mar 2021	—	(8,623)	(8,623)
Centrally cleared	4,090,000	USD	4,090,000	Fixed 1.998%	USA CPI U	At Maturity	At Maturity	Mar 2021	—	(18,401)	(18,401)
Centrally cleared	1,200,000	EUR	1,399,140	Fixed 1.345%	EUR Ex Tobacco CPI	At Maturity	At Maturity	Jun 2021	—	(15,609)	(15,609)
Centrally cleared	2,700,000	USD	2,700,000	Fixed 1.550%	USA CPI U	At Maturity	At Maturity	Jul 2021	45,519	7,671	53,190
Centrally cleared	2,160,000	USD	2,160,000	Fixed 1.603%	USA CPI U	At Maturity	At Maturity	Sep 2021	33,369	(299)	33,070
Centrally cleared	1,400,000	USD	1,400,000	Fixed 2.069%	USA CPI U	At Maturity	At Maturity	Jul 2022	—	(12,375)	(12,375)
Centrally cleared	1,600,000	EUR	1,807,615	Fixed 1.030%	EUR Ex Tobacco CPI	At Maturity	At Maturity	Mar 2024	(6,085)	(8,134)	(14,219)
Centrally cleared	2,980,000	USD	2,980,000	USA CPI U	Fixed 2.360%	At Maturity	At Maturity	May 2028	—	142,830	142,830
Centrally cleared	1,980,000	USD	1,980,000	USA CPI U	Fixed 2.353%	At Maturity	At Maturity	May 2028	—	93,345	93,345
Centrally cleared	3,030,000	USD	3,030,000	USA CPI U	Fixed 2.364%	At Maturity	At Maturity	May 2028	—	146,251	146,251
Centrally cleared	500,000	USD	500,000	USA CPI U	Fixed 2.370%	At Maturity	At Maturity	Jun 2028	(85)	23,675	23,590

John Hancock Funds II

Portfolio of Investments — May 31, 2019 (unaudited) (showing percentage of total net assets)

Real Return Bond Fund (continued)

Inflation swaps (continued)

Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	USD notional amount	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	400,000	GBP	$525,800	UK RPI	Fixed 3.400%	At Maturity	At Maturity	Jun 2030	$(36,494)	$38,737	$2,243
Centrally cleared	170,000	GBP	225,689	Fixed 3.500%	UK RPI	At Maturity	At Maturity	Sep 2033	127	(2,722)	(2,595)
Centrally cleared	1,640,000	GBP	2,162,832	UK RPI	Fixed 3.579%	At Maturity	At Maturity	Oct 2033	—	19,881	19,881
Centrally cleared	680,000	GBP	873,222	UK RPI	Fixed 3.572%	At Maturity	At Maturity	May 2034	—	(11,080)	(11,080)
Centrally cleared	500,000	GBP	651,675	UK RPI	Fixed 3.358%	At Maturity	At Maturity	Apr 2035	(9,855)	(2,089)	(11,944)
Centrally cleared	590,000	EUR	668,057	EUR Ex Tobacco CPI	Fixed 1.945%	At Maturity	At Maturity	Nov 2048	—	117,788	117,788
Centrally cleared	630,000	EUR	721,294	EUR Ex Tobacco CPI	Fixed 1.950%	At Maturity	At Maturity	Nov 2048	2,111	121,784	123,895

			$39,075,324						$28,607	$607,480	$636,087
			$42,975,324						$31,660	$451,388	$483,048

Derivatives Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
COP	Colombian Peso
EUR	Euro
GBP	Pound Sterling
IDR	Indonesian Rupiah
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
SGD	Singapore Dollar
TWD	New Taiwan Dollar
USD	U.S. Dollar
ZAR	South African Rand

Derivatives Abbreviations
BARC	Barclays Bank PLC
BBA	The British Banker’s Association
BBR	Bank Bill Rate
BNP	BNP Paribas
BOA	Bank of America, N.A.
CITI	Citibank, N.A.
CPI	Consumer Price Index
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index
CSFB	Credit Suisse First Boston International
DB	Deutsche Bank AG
GSI	Goldman Sachs International
HUS	HSBC Bank USA, N.A.
JPM	JPMorgan Chase Bank, N.A.
LIBOR	London Interbank Offered Rate
MLI	Merrill Lynch International
MSCS	Morgan Stanley Capital Services LLC
MSI	Morgan Stanley & Co. International PLC
MSLLC	Morgan Stanley & Co. LLC
NWM	NatWest Markets PLC
OIS	Overnight Index Swap
OTC	Over-the-counter
RBC	Royal Bank of Canada
RPI	Retail Price Index
SCB	Standard Chartered Bank
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
UBS	UBS AG

See Notes to Portfolio of Investments regarding investment transactions and other derivatives information.

John Hancock Funds II

Portfolio of Investments — May 31, 2019 (unaudited) (showing percentage of total net assets)

Science & Technology Fund

	Shares or Principal Amount	Value
COMMON STOCKS – 90.1%
Communication services – 19.3%
Entertainment – 1.4%
Electronic Arts, Inc. (A)	23,277	$2,166,623
Netflix, Inc. (A)	3,385	1,162,003
Take-Two Interactive Software, Inc. (A)	2,430	262,805
Zynga, Inc., Class A (A)	61,000	383,690

		3,975,121
Interactive media and services – 17.6%
58.com, Inc., ADR (A)	38,156	2,176,037
Alphabet, Inc., Class A (A)	2,170	2,401,105
Alphabet, Inc., Class C (A)	9,624	10,621,335
Facebook, Inc., Class A (A)	148,210	26,302,829
Mail.Ru Group, Ltd., GDR (A)	136,620	3,138,080
NAVER Corp.	36,305	3,396,264
Tencent Holdings, Ltd.	1,675	69,844
Yandex NV, Class A (A)	9,220	331,180

		48,436,674
Media – 0.3%
News Corp., Class A	60,022	683,651

		53,095,446
Consumer discretionary – 14.7%
Automobiles – 1.3%
Tesla, Inc. (A)(B)	18,787	3,478,601
Internet and direct marketing retail – 13.4%
Alibaba Group Holding, Ltd., ADR (A)	21,351	3,186,850
Amazon.com, Inc. (A)	6,219	11,039,160
Booking Holdings, Inc. (A)	3,663	6,066,734
Ctrip.com International, Ltd., ADR (A)	232,373	8,030,811
GrubHub, Inc. (A)(B)	1,610	104,892
Naspers, Ltd., N Shares	16,400	3,697,404
Zalando SE (A)(C)	121,513	4,820,618

		36,946,469

		40,425,070
Health care – 1.0%
Health care equipment and supplies – 0.8%
Intuitive Surgical, Inc. (A)	4,703	2,186,190
Health care technology – 0.2%
Veeva Systems, Inc., Class A (A)	4,015	619,474

		2,805,664
Industrials – 0.8%
Electrical equipment – 0.4%
Bloom Energy Corp., Class A (A)	85,945	928,206
Industrial conglomerates – 0.4%
Roper Technologies, Inc.	3,460	1,189,963

		2,118,169
Information technology – 53.9%
Communications equipment – 0.6%
Arista Networks, Inc. (A)	4,370	1,068,858
Cisco Systems, Inc.	8,900	463,067
Telefonaktiebolaget LM Ericsson, ADR	14,070	136,057
Viavi Solutions, Inc. (A)	9,780	117,849

		1,785,831
Electronic equipment, instruments and components – 0.4%
CDW Corp.	1,935	190,481
Cognex Corp.	325	13,195
Coherent, Inc. (A)	6,626	729,059
IPG Photonics Corp. (A)	815	102,014

		1,034,749
IT services – 11.1%
Akamai Technologies, Inc. (A)	20,190	1,521,518
Capgemini SE	3,145	351,592

Science & Technology Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
IT services (continued)
DXC Technology Company	32,260	$1,533,640
Fidelity National Information Services, Inc.	2,175	261,653
First Data Corp., Class A (A)	23,500	597,370
Fiserv, Inc. (A)	2,960	254,146
Global Payments, Inc.	4,000	616,160
Mastercard, Inc., Class A	18,055	4,540,652
MongoDB, Inc. (A)(B)	21,995	3,086,778
Okta, Inc. (A)	46,365	5,249,445
PayPal Holdings, Inc. (A)	27,195	2,984,651
Square, Inc., Class A (A)	23,610	1,462,640
Total System Services, Inc.	4,370	539,826
Twilio, Inc., Class A (A)	40,750	5,378,593
Visa, Inc., Class A	8,825	1,423,737
Worldpay, Inc., Class A (A)	6,120	744,437

		30,546,838
Semiconductors and semiconductor equipment – 16.2%
Advanced Micro Devices, Inc. (A)	52,700	1,444,507
Analog Devices, Inc.	11,765	1,136,734
Applied Materials, Inc.	73,471	2,842,593
ASML Holding NV	12,957	2,439,210
Broadcom, Inc.	10,005	2,517,658
Cree, Inc. (A)	51,080	2,816,551
Cypress Semiconductor Corp.	72,670	1,294,979
Infineon Technologies AG	16,217	288,825
KLA-Tencor Corp.	11,555	1,190,974
Lam Research Corp.	21,670	3,783,799
Marvell Technology Group, Ltd.	130,371	2,907,273
Maxim Integrated Products, Inc.	47,341	2,489,663
Microchip Technology, Inc. (B)	20,340	1,627,810
Micron Technology, Inc. (A)	149,471	4,874,249
NVIDIA Corp.	32,153	4,355,445
NXP Semiconductors NV	14,604	1,287,489
ON Semiconductor Corp. (A)	100,330	1,781,861
QUALCOMM, Inc.	44,695	2,986,520
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	6,300	241,605
Teradyne, Inc.	12,040	507,366
Texas Instruments, Inc.	14,770	1,540,659
Xilinx, Inc.	1,860	190,297

		44,546,067
Software – 21.1%
Alteryx, Inc., Class A (A)	15,770	1,369,782
Aspen Technology, Inc. (A)	1,325	150,533
Atlassian Corp. PLC, Class A (A)	19,040	2,396,755
Autodesk, Inc. (A)	1,890	304,120
AVEVA Group PLC	13,520	631,711
CyberArk Software, Ltd. (A)	5,205	687,320
DocuSign, Inc. (A)	2,325	130,340
Elastic NV (A)(B)	6,993	573,776
ForeScout Technologies, Inc. (A)	11,415	366,650
Fortinet, Inc. (A)	8,615	624,415
Guidewire Software, Inc. (A)	1,315	132,184
HubSpot, Inc. (A)	2,895	501,646
Intuit, Inc.	5,359	1,312,151
Microsoft Corp.	116,307	14,384,850
Mimecast, Ltd. (A)	2,180	98,972
New Relic, Inc. (A)	2,540	254,813
Nutanix, Inc., Class A (A)	41,655	1,169,256
Palo Alto Networks, Inc. (A)	6,650	1,330,931
Paycom Software, Inc. (A)	33,795	7,167,920
Proofpoint, Inc. (A)	18,925	2,126,413
Rapid7, Inc. (A)	10,815	565,084
RealPage, Inc. (A)	5,415	315,803
RingCentral, Inc., Class A (A)	23,010	2,757,749

John Hancock Funds II

Portfolio of Investments — May 31, 2019 (unaudited) (showing percentage of total net assets)

Science & Technology Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
salesforce.com, Inc. (A)	10,979	$1,662,330
ServiceNow, Inc. (A)	13,414	3,513,529
Smartsheet, Inc., Class A (A)	6,540	281,089
Sophos Group PLC (C)	54,195	285,246
Splunk, Inc. (A)	1,065	121,399
Symantec Corp.	194,900	3,650,477
Synopsys, Inc. (A)	31,073	3,618,140
Tableau Software, Inc., Class A (A)	2,160	242,935
Temenos AG (A)	1,855	322,743
Tenable Holdings, Inc. (A)	14,815	412,598
Workday, Inc., Class A (A)	12,365	2,523,944
Zendesk, Inc. (A)	3,255	274,234
Zoom Video Communications, Inc., Class A (A)	539	42,974
Zscaler, Inc. (A)	25,605	1,757,271

		58,062,083
Technology hardware, storage and peripherals – 4.5%
Apple, Inc.	7,060	1,235,994
NetApp, Inc.	41,845	2,477,224
Pure Storage, Inc., Class A (A)	133,850	2,122,861
Samsung Electronics Company, Ltd.	188,527	6,711,905

		12,547,984

		148,523,552
Materials – 0.4%
Chemicals – 0.4%
Dow, Inc.	8,186	382,777
DowDuPont, Inc.	26,701	814,915

		1,197,692

TOTAL COMMON STOCKS (Cost $228,887,090)		$248,165,593

PREFERRED SECURITIES – 1.0%
Consumer discretionary – 0.7%
Internet and direct marketing retail – 0.7%
Airbnb, Inc., Series E (A)(D)(E)	16,398	1,818,374
Information technology – 0.3%
Software – 0.3%
DiDi Chuxing, Inc. (A)(D)(E)	16,798	806,136

TOTAL PREFERRED SECURITIES (Cost $1,987,267)		$2,624,510

EXCHANGE-TRADED FUNDS – 1.7%
Altaba, Inc. (A)	79,492	4,705,926

TOTAL EXCHANGE-TRADED FUNDS (Cost $4,151,884)		$4,705,926

SECURITIES LENDING COLLATERAL – 1.5%
John Hancock Collateral Trust, 2.3405% (F)(G)	417,006	4,172,976

TOTAL SECURITIES LENDING COLLATERAL (Cost $4,172,796)		$4,172,976

SHORT-TERM INVESTMENTS – 7.8%
Money market funds – 3.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.3150% (F)	2,000,000	2,000,000
T. Rowe Price Government Reserve Investment Fund, 2.4300% (F)	7,709,486	7,709,486

		9,709,486

Science & Technology Fund (continued)

	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
Repurchase agreement – 4.3%
Repurchase Agreement with State Street Corp. dated 5-31-19 at 1.300% to be repurchased at $11,765,274 on 6-3-19,collateralized by $11,890,000 U.S. Treasury Notes, 2.375% due 3-15-21 (valued at $12,002,860, including interest)	$11,764,000	$11,764,000

TOTAL SHORT-TERM INVESTMENTS (Cost $21,473,486)		$21,473,486

Total Investments (Science & Technology Fund) (Cost $260,672,523) – 102.1%		$281,142,491
Other assets and liabilities, net – (2.1%)		(5,867,037)

TOTAL NET ASSETS – 100.0%		$275,275,454

Security Abbreviations and Legend

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 5-31-19. The value of securities on loan amounted to $4,090,940.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Direct placement securities are restricted as to resale, and the fund has limited rights to registration under the Securities Act of 1933. For more information on this security refer to the Notes to Portfolio of Investments.
(E)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(F)	The rate shown is the annualized seven-day yield as of 5-31-19.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

Small Cap Stock Fund

	Shares or Principal Amount	Value
COMMON STOCKS – 89.5%
Communication services – 1.1%
Diversified telecommunication services – 1.1%
Bandwidth, Inc., Class A (A)	3,800	$275,766
Consumer discretionary – 16.5%
Auto components – 1.0%
LCI Industries	2,859	236,925
Automobiles – 0.9%
Winnebago Industries, Inc.	6,958	223,630
Diversified consumer services – 2.1%
Chegg, Inc. (A)	5,829	218,354
Grand Canyon Education, Inc. (A)	2,459	294,736

		513,090
Hotels, restaurants and leisure – 3.5%
Marriott Vacations Worldwide Corp.	4,644	417,496
Planet Fitness, Inc., Class A (A)	5,661	432,897

		850,393
Household durables – 2.3%
Century Communities, Inc. (A)	10,794	288,200
Skyline Champion Corp.	12,324	288,258

		576,458
Internet and direct marketing retail – 0.6%
Etsy, Inc. (A)	2,230	138,951

John Hancock Funds II

Portfolio of Investments — May 31, 2019 (unaudited) (showing percentage of total net assets)

Small Cap Stock Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Leisure products – 1.4%
Acushnet Holdings Corp.	9,487	$222,850
YETI Holdings, Inc. (A)(B)	4,915	117,567

		340,417
Specialty retail – 1.9%
Five Below, Inc. (A)	1,850	238,151
Floor & Decor Holdings, Inc., Class A (A)	6,750	239,760

		477,911
Textiles, apparel and luxury goods – 2.8%
Carter’s, Inc.	4,036	339,468
Under Armour, Inc., Class A (A)	2,519	57,433
Under Armour, Inc., Class C (A)	14,146	286,174

		683,075

		4,040,850
Consumer staples – 2.0%
Beverages – 1.0%
MGP Ingredients, Inc. (B)	4,014	241,683
Food and staples retailing – 1.0%
Performance Food Group Company (A)	6,425	252,824

		494,507
Energy – 0.6%
Oil, gas and consumable fuels – 0.6%
Viper Energy Partners LP	5,257	147,196
Financials – 5.5%
Banks – 3.9%
Atlantic Union Bankshares Corp.	7,090	229,007
BancorpSouth Bank	7,577	205,185
CenterState Bank Corp.	6,022	131,822
Sterling Bancorp	12,511	241,587
Texas Capital Bancshares, Inc. (A)	2,513	143,995

		951,596
Consumer finance – 0.5%
Green Dot Corp., Class A (A)	2,833	131,480
Thrifts and mortgage finance – 1.1%
MGIC Investment Corp. (A)	19,152	259,510

		1,342,586
Health care – 24.4%
Biotechnology – 9.4%
Amicus Therapeutics, Inc. (A)	16,198	182,551
Apellis Pharmaceuticals, Inc. (A)	5,215	104,769
Arena Pharmaceuticals, Inc. (A)	4,087	216,652
Array BioPharma, Inc. (A)	4,538	119,894
Ascendis Pharma A/S, ADR (A)	1,064	132,638
CareDx, Inc. (A)	3,118	98,591
CytomX Therapeutics, Inc. (A)	4,941	47,730
Exact Sciences Corp. (A)	3,486	361,254
G1 Therapeutics, Inc. (A)	3,698	77,510
Galapagos NV, ADR (A)	1,801	204,666
Heron Therapeutics, Inc. (A)(B)	3,907	66,536
Invitae Corp. (A)	6,677	116,514
Karyopharm Therapeutics, Inc. (A)	6,463	36,451
Portola Pharmaceuticals, Inc. (A)(B)	2,580	71,956
Ra Pharmaceuticals, Inc. (A)	3,762	81,372
Rhythm Pharmaceuticals, Inc. (A)	2,910	73,303
Sage Therapeutics, Inc. (A)	814	139,902
Sangamo Therapeutics, Inc. (A)	12,648	110,670
UroGen Pharma, Ltd. (A)(B)	1,908	64,986

		2,307,945
Health care equipment and supplies – 8.8%
Globus Medical, Inc., Class A (A)	5,342	209,941
Haemonetics Corp. (A)	3,292	319,291

Small Cap Stock Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
Hill-Rom Holdings, Inc.	2,254	$216,722
Insulet Corp. (A)	4,049	444,540
Merit Medical Systems, Inc. (A)	6,278	324,133
Penumbra, Inc. (A)	2,117	302,096
Tandem Diabetes Care, Inc. (A)	4,947	339,166

		2,155,889
Health care providers and services – 0.7%
Amedisys, Inc. (A)	1,509	169,476
Health care technology – 3.5%
HMS Holdings Corp. (A)	7,317	222,656
Omnicell, Inc. (A)	5,676	450,958
Veeva Systems, Inc., Class A (A)	1,089	168,022

		841,636
Life sciences tools and services – 0.7%
PRA Health Sciences, Inc. (A)	2,057	178,404
Pharmaceuticals – 1.3%
Aerie Pharmaceuticals, Inc. (A)	2,875	104,708
MyoKardia, Inc. (A)	3,282	152,876
Revance Therapeutics, Inc. (A)	5,832	62,811

		320,395

		5,973,745
Industrials – 12.2%
Aerospace and defense – 1.4%
Aerojet Rocketdyne Holdings, Inc. (A)	5,935	228,972
Axon Enterprise, Inc. (A)	1,856	123,944

		352,916
Building products – 0.5%
Patrick Industries, Inc. (A)	2,700	110,133
Commercial services and supplies – 1.4%
The Brink’s Company	4,479	344,883
Construction and engineering – 1.1%
Argan, Inc.	5,765	264,786
Electrical equipment – 1.2%
EnerSys	5,240	294,645
Machinery – 4.9%
Actuant Corp., Class A	11,206	248,101
ITT, Inc.	7,991	460,439
Kadant, Inc.	1,000	81,180
Rexnord Corp. (A)	15,751	414,409

		1,204,129
Professional services – 1.7%
CoStar Group, Inc. (A)	239	121,804
TriNet Group, Inc. (A)	4,566	289,393

		411,197

		2,982,689
Information technology – 20.1%
Communications equipment – 0.3%
Lumentum Holdings, Inc. (A)	2,089	84,542
Electronic equipment, instruments and components – 1.2%
nLight, Inc. (A)	4,458	83,320
Zebra Technologies Corp., Class A (A)	1,195	204,871

		288,191
IT services – 2.8%
Endava PLC, ADR (A)	1,900	71,136
EPAM Systems, Inc. (A)	830	143,250
LiveRamp Holdings, Inc. (A)	3,588	184,351
Science Applications International Corp.	3,773	289,540

		688,277

John Hancock Funds II

Portfolio of Investments — May 31, 2019 (unaudited) (showing percentage of total net assets)

Small Cap Stock Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment – 2.2%
Entegris, Inc.	8,967	$307,927
Tower Semiconductor, Ltd. (A)	15,449	230,190

		538,117
Software – 13.6%
2U, Inc. (A)	3,060	116,249
Alteryx, Inc., Class A (A)	1,752	152,179
DraftKings, Inc. (A)(C)(D)	151,487	387,807
Everbridge, Inc. (A)	3,725	292,934
Fair Isaac Corp. (A)	618	182,866
Five9, Inc. (A)	5,320	273,182
Globant SA (A)	2,345	217,710
Guidewire Software, Inc. (A)	2,253	226,472
HubSpot, Inc. (A)	1,151	199,445
Mimecast, Ltd. (A)	7,582	344,223
Pivotal Software, Inc., Class A (A)	14,160	281,784
Rapid7, Inc. (A)	3,511	183,450
The Trade Desk, Inc., Class A (A)	1,055	209,745
Zendesk, Inc. (A)	3,129	263,618

		3,331,664

		4,930,791
Materials – 1.6%
Chemicals – 0.6%
Cabot Corp.	935	37,344
Ingevity Corp. (A)	1,268	111,204

		148,548
Metals and mining – 1.0%
Carpenter Technology Corp.	6,179	250,620

		399,168
Real estate – 5.5%
Equity real estate investment trusts – 4.4%
Agree Realty Corp.	5,038	337,294
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	10,398	269,412
NexPoint Residential Trust, Inc.	6,115	245,089
Xenia Hotels & Resorts, Inc.	10,926	228,463

		1,080,258
Real estate management and development – 1.1%
Kennedy-Wilson Holdings, Inc.	12,641	259,773

		1,340,031

TOTAL COMMON STOCKS (Cost $17,171,762)		$21,927,329

PREFERRED SECURITIES – 4.9%
Consumer discretionary – 2.0%
Diversified consumer services – 2.0%
The Honest Company, Inc., Series D (A)(C)(D)	12,795	481,220
Information technology – 2.9%
Software – 2.9%
MarkLogic Corp., Series F (A)(C)(D)	72,325	720,357

TOTAL PREFERRED SECURITIES (Cost $1,425,432)		$1,201,577

SECURITIES LENDING COLLATERAL – 1.6%
John Hancock Collateral Trust, 2.3405% (E)(F)	38,857	388,838

TOTAL SECURITIES LENDING COLLATERAL (Cost $388,700)		$388,838

Small Cap Stock Fund (continued)

	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS – 5.3%
Repurchase agreement – 5.3%
Deutsche Bank Tri-Party Repurchase Agreement dated 5-31-19 at 2.490%to be repurchased at $1,30,270 on 6-3-19, collateralized by $1,337,000 Federal Home Loan Mortgage Corp., 1.375% due 5-1-20 (valued at $1,326,763, including interest)	$1,300,000	$1,300,000

TOTAL SHORT-TERM INVESTMENTS (Cost $1,300,000)		$1,300,000

Total Investments (Small Cap Stock Fund) (Cost $20,285,894) – 101.3%		$24,817,744
Other assets and liabilities, net – (1.3%)		(328,611)

TOTAL NET ASSETS – 100.0%		$24,489,133

Security Abbreviations and Legend

ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 5-31-19. The value of securities on loan amounted to $386,811.
(C)	Direct placement securities are restricted as to resale, and the fund has limited rights to registration under the Securities Act of 1933. For more information on this security refer to the Notes to Portfolio of Investments.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	The rate shown is the annualized seven-day yield as of 5-31-19.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

Small Company Value Fund

	Shares or Principal Amount	Value
COMMON STOCKS – 98.5%
Communication services – 2.2%
Entertainment – 0.6%
Rosetta Stone, Inc. (A)	13,185	$325,142
Media – 1.6%
Cable One, Inc.	735	821,032
Scholastic Corp.	5,120	169,421

		990,453

		1,315,595
Consumer discretionary – 9.6%
Auto components – 2.1%
Dorman Products, Inc. (A)	6,140	501,392
Garrett Motion, Inc. (A)(B)	22,380	344,204
LCI Industries	3,974	329,325
Visteon Corp. (A)	2,370	105,489

		1,280,410
Distributors – 1.1%
Pool Corp.	3,845	691,254
Diversified consumer services – 1.9%
American Public Education, Inc. (A)	9,517	266,286
Strategic Education, Inc.	5,071	892,445

		1,158,731
Hotels, restaurants and leisure – 0.5%
Marriott Vacations Worldwide Corp.	1,974	177,463
Red Robin Gourmet Burgers, Inc. (A)	4,590	117,412

		294,875
Household durables – 0.8%
Cavco Industries, Inc. (A)	3,115	447,314

John Hancock Funds II

Portfolio of Investments — May 31, 2019 (unaudited) (showing percentage of total net assets)

Small Company Value Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Household durables (continued)
CSS Industries, Inc.	7,609	$36,143

		483,457
Specialty retail – 2.2%
Aaron’s, Inc.	13,341	710,542
Express, Inc. (A)	15,760	47,438
Lumber Liquidators Holdings, Inc. (A)(B)	15,690	150,467
Monro, Inc. (B)	4,017	320,195
Party City Holdco, Inc. (A)(B)	10,873	85,897

		1,314,539
Textiles, apparel and luxury goods – 1.0%
Culp, Inc.	11,311	194,889
Steven Madden, Ltd.	13,178	398,766

		593,655

		5,816,921
Consumer staples – 3.1%
Food and staples retailing – 0.2%
BJ’s Wholesale Club Holdings, Inc. (A)	4,975	124,276
Food products – 2.9%
Nomad Foods, Ltd. (A)	43,042	913,351
Post Holdings, Inc. (A)	4,516	474,632
The Simply Good Foods Company (A)	15,459	332,214

		1,720,197

		1,844,473
Energy – 4.5%
Energy equipment and services – 1.4%
Apergy Corp. (A)	5,700	176,757
Cactus, Inc., Class A (A)	3,390	110,345
Frank’s International NV (A)	27,791	158,131
Keane Group, Inc. (A)	36,634	268,894
TETRA Technologies, Inc. (A)	85,430	131,562

		845,689
Oil, gas and consumable fuels – 3.1%
Centennial Resource Development, Inc., Class A (A)	35,054	276,927
International Seaways, Inc. (A)	15,912	283,234
Jagged Peak Energy, Inc. (A)	20,056	166,465
Kimbell Royalty Partners LP	4,052	68,519
Kosmos Energy, Ltd.	30,180	185,909
Matador Resources Company (A)	18,050	296,742
REX American Resources Corp. (A)	3,416	230,478
WPX Energy, Inc. (A)	36,881	396,840

		1,905,114

		2,750,803
Financials – 24.3%
Banks – 14.3%
Atlantic Capital Bancshares, Inc. (A)	9,837	160,933
BankUnited, Inc.	19,516	633,880
BOK Financial Corp.	3,755	281,362
CenterState Bank Corp.	8,808	192,807
Columbia Banking System, Inc.	16,546	551,809
East West Bancorp, Inc.	7,438	317,751
FB Financial Corp.	9,702	337,533
Glacier Bancorp, Inc.	12,498	492,546
Heritage Commerce Corp.	13,350	158,999
Heritage Financial Corp.	9,750	273,975
Home BancShares, Inc.	51,719	906,117
Hope Bancorp, Inc.	22,007	283,230
Howard Bancorp, Inc. (A)	11,478	159,544
Live Oak Bancshares, Inc.	7,721	119,907
National Bank Holdings Corp., Class A	14,810	519,683

Small Company Value Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Origin Bancorp, Inc.	6,210	$207,166
Pinnacle Financial Partners, Inc.	8,020	424,659
Popular, Inc.	8,944	466,966
Prosperity Bancshares, Inc.	7,294	472,724
SVB Financial Group (A)	679	136,751
Texas Capital Bancshares, Inc. (A)	5,986	342,998
Towne Bank	20,700	524,952
Webster Financial Corp.	8,420	372,838
Wintrust Financial Corp.	5,131	347,574

		8,686,704
Capital markets – 2.1%
Cboe Global Markets, Inc.	1,422	154,344
Hercules Capital, Inc.	26,572	339,059
Houlihan Lokey, Inc.	6,867	310,457
Main Street Capital Corp. (B)	6,710	265,984
Virtus Investment Partners, Inc.	2,123	215,676

		1,285,520
Consumer finance – 0.8%
Green Dot Corp., Class A (A)	10,393	482,339
Insurance – 2.5%
Assured Guaranty, Ltd.	3,742	152,936
Axis Capital Holdings, Ltd.	1,032	61,487
Employers Holdings, Inc.	6,620	274,995
Palomar Holdings, Inc. (A)	840	19,488
ProAssurance Corp.	9,695	363,756
Safety Insurance Group, Inc.	2,919	266,008
State Auto Financial Corp.	10,809	369,560

		1,508,230
Mortgage real estate investment trusts – 0.6%
Capstead Mortgage Corp.	15,300	121,023
Redwood Trust, Inc.	12,701	202,327

		323,350
Thrifts and mortgage finance – 4.0%
Meridian Bancorp, Inc.	21,257	367,108
PCSB Financial Corp.	11,553	226,901
PDL Community Bancorp (A)	12,766	179,745
PennyMac Financial Services, Inc.	15,760	334,270
Radian Group, Inc.	23,186	520,526
Sterling Bancorp, Inc.	14,781	131,403
United Financial Bancorp, Inc.	1,834	23,915
WSFS Financial Corp.	16,225	643,970

		2,427,838

		14,713,981
Health care – 7.4%
Biotechnology – 0.7%
Array BioPharma, Inc. (A)	3,021	79,815
Momenta Pharmaceuticals, Inc. (A)	13,895	161,599
Ultragenyx Pharmaceutical, Inc. (A)	1,001	54,985
Xencor, Inc. (A)	3,890	119,968

		416,367
Health care equipment and supplies – 4.1%
Atrion Corp.	809	714,517
Avanos Medical, Inc. (A)	11,721	441,647
Mesa Laboratories, Inc.	1,443	360,288
Quidel Corp. (A)	12,586	696,006
West Pharmaceutical Services, Inc.	2,554	292,688

		2,505,146
Health care providers and services – 2.6%
Molina Healthcare, Inc. (A)	3,253	462,772
Patterson Companies, Inc.	4,250	89,335
Select Medical Holdings Corp. (A)	25,551	358,992

John Hancock Funds II

Portfolio of Investments — May 31, 2019 (unaudited) (showing percentage of total net assets)

Small Company Value Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
The Ensign Group, Inc.	12,577	$669,851

		1,580,950

		4,502,463
Industrials – 14.1%
Aerospace and defense – 2.1%
Cubic Corp.	8,552	482,504
Parsons Corp. (A)	6,114	194,120
Triumph Group, Inc.	32,127	622,943

		1,299,567
Building products – 0.7%
Universal Forest Products, Inc.	12,800	412,800
Commercial services and supplies – 2.7%
Brady Corp., Class A	5,930	274,559
McGrath RentCorp	7,097	399,064
MSA Safety, Inc.	3,020	300,128
Stericycle, Inc. (A)	10,430	483,743
The Brink’s Company	2,133	164,241

		1,621,735
Construction and engineering – 0.6%
Aegion Corp. (A)	25,970	373,968
Electrical equipment – 0.3%
Thermon Group Holdings, Inc. (A)	9,418	207,008
Machinery – 3.3%
Blue Bird Corp. (A)	10,430	196,293
CIRCOR International, Inc. (A)	11,419	482,567
ESCO Technologies, Inc.	7,480	522,777
Hillenbrand, Inc.	4,505	167,721
RBC Bearings, Inc. (A)	1,768	251,586
Sun Hydraulics Corp.	8,622	359,969

		1,980,913
Marine – 0.4%
Kirby Corp. (A)	3,176	245,759
Professional services – 1.4%
FTI Consulting, Inc. (A)	7,640	641,149
Huron Consulting Group, Inc. (A)	3,436	169,154
Navigant Consulting, Inc.	550	12,100

		822,403
Road and rail – 2.2%
Genesee & Wyoming, Inc., Class A (A)	5,563	529,709
Landstar System, Inc.	6,957	669,611
Universal Logistics Holdings, Inc.	8,523	160,829

		1,360,149
Trading companies and distributors – 0.4%
Beacon Roofing Supply, Inc. (A)	7,233	249,972

		8,574,274
Information technology – 10.2%
Communications equipment – 0.7%
Harmonic, Inc. (A)	78,858	411,639
Electronic equipment, instruments and components – 3.6%
Belden, Inc.	18,243	934,035
Knowles Corp. (A)	27,588	433,959
Littelfuse, Inc.	5,037	822,089

		2,190,083
IT services – 1.1%
Conduent, Inc. (A)	13,370	118,993
Endava PLC, ADR (A)	1,787	66,905
GTT Communications, Inc. (A)(B)	10,310	245,172
I3 Verticals, Inc., Class A (A)	10,180	260,303

		691,373

Small Company Value Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment – 2.0%
Cabot Microelectronics Corp.	4,288	$417,951
Cypress Semiconductor Corp.	9,390	167,330
Entegris, Inc.	5,510	189,213
MaxLinear, Inc. (A)	13,875	293,734
Rudolph Technologies, Inc. (A)	6,462	149,078

		1,217,306
Software – 2.6%
Ceridian HCM Holding, Inc. (A)	8,322	409,276
Cision, Ltd. (A)	21,236	233,171
Q2 Holdings, Inc. (A)	3,920	287,101
RealPage, Inc. (A)	4,250	247,860
The Descartes Systems Group, Inc. (A)	1,761	70,616
Zendesk, Inc. (A)	4,020	338,685

		1,586,709
Technology hardware, storage and peripherals – 0.2%
Cray, Inc. (A)	3,333	116,688

		6,213,798
Materials – 3.6%
Chemicals – 1.3%
American Vanguard Corp.	11,051	146,757
Minerals Technologies, Inc.	5,935	308,501
Quaker Chemical Corp.	1,902	343,996

		799,254
Containers and packaging – 0.8%
Myers Industries, Inc.	26,574	449,632
Metals and mining – 1.4%
Carpenter Technology Corp.	9,582	388,646
Constellium NV, Class A (A)	27,377	223,670
Reliance Steel & Aluminum Company	3,006	250,310

		862,626
Paper and forest products – 0.1%
Clearwater Paper Corp. (A)	3,858	62,152

		2,173,664
Real estate – 11.3%
Equity real estate investment trusts – 10.8%
Acadia Realty Trust	10,240	280,064
American Campus Communities, Inc.	7,990	370,097
Cedar Realty Trust, Inc.	106,131	300,351
Douglas Emmett, Inc.	7,647	308,098
EastGroup Properties, Inc.	6,020	668,220
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	15,318	396,889
Healthcare Realty Trust, Inc.	18,200	586,768
JBG SMITH Properties	15,122	597,168
Kilroy Realty Corp.	4,614	340,098
PotlatchDeltic Corp.	9,391	316,007
PS Business Parks, Inc.	3,289	529,266
QTS Realty Trust, Inc., Class A	4,193	193,591
Saul Centers, Inc.	6,425	344,958
Sunstone Hotel Investors, Inc.	31,734	425,870
Terreno Realty Corp.	15,341	701,237
Washington Real Estate Investment Trust	6,426	170,996

		6,529,678
Real estate management and development – 0.5%
The St. Joe Company (A)	21,277	338,943

		6,868,621
Utilities – 8.2%
Electric utilities – 2.4%
MGE Energy, Inc.	3,650	241,776
PNM Resources, Inc.	17,863	841,526

John Hancock Funds II

Portfolio of Investments — May 31, 2019 (unaudited) (showing percentage of total net assets)

Small Company Value Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electric utilities (continued)
Portland General Electric Company	7,048	$372,557

		1,455,859
Gas utilities – 4.3%
Atmos Energy Corp.	3,019	307,334
Chesapeake Utilities Corp.	8,168	741,491
ONE Gas, Inc.	9,085	795,483
RGC Resources, Inc.	12,253	333,649
Southwest Gas Holdings, Inc.	5,260	447,836

		2,625,793
Multi-utilities – 0.9%
NorthWestern Corp.	7,879	558,936
Water utilities – 0.6%
California Water Service Group	7,240	356,353

		4,996,941

TOTAL COMMON STOCKS (Cost $36,669,326)		$59,771,534

SECURITIES LENDING COLLATERAL – 2.4%
John Hancock Collateral Trust, 2.3405% (C)(D)	146,532	1,466,349

TOTAL SECURITIES LENDING COLLATERAL (Cost $1,465,705)		$1,466,349

SHORT-TERM INVESTMENTS – 1.6%
Money market funds – 1.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.3150% (C)	700,427	700,427
T. Rowe Price Government Reserve Investment Fund, 2.4300% (C)	242,727	242,727

		943,154

TOTAL SHORT-TERM INVESTMENTS (Cost $943,154)		$943,154

Total Investments (Small Company Value Fund) (Cost $39,078,185) – 102.5%		$62,181,037
Other assets and liabilities, net – (2.5%)		(1,487,576)

TOTAL NET ASSETS – 100.0%		$60,693,461

Security Abbreviations and Legend

ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 5-31-19. The value of securities on loan amounted to $1,425,595.
(C)	The rate shown is the annualized seven-day yield as of 5-31-19.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

Strategic Equity Allocation Fund

	Shares or Principal Amount	Value
COMMON STOCKS – 93.4%
Communication services – 8.4%
Diversified telecommunication services – 1.7%
AT&T, Inc.	1,050,893	$32,136,308
ATN International, Inc.	1,276	74,646
BCE, Inc.	26,789	1,206,258
Bezeq The Israeli Telecommunication Corp., Ltd.	311,570	193,263
BT Group PLC	1,527,968	3,726,128
CenturyLink, Inc.	137,188	1,433,615
China Telecom Corp., Ltd., H Shares	2,161,296	1,086,086
China Tower Corp., Ltd., H Shares (A)	6,192,400	1,390,973
China Unicom Hong Kong, Ltd.	955,816	1,005,465

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified telecommunication services (continued)
Chunghwa Telecom Company, Ltd.	280,479	$999,075
Cincinnati Bell, Inc. (B)	5,871	37,574
Cogent Communications Holdings, Inc.	5,018	293,553
Consolidated Communications Holdings, Inc. (C)	8,687	34,748
Deutsche Telekom AG	484,800	8,162,073
Elisa OYJ	22,239	991,022
Frontier Communications Corp. (B)(C)	13,423	25,235
HKT Trust & HKT, Ltd.	553,322	872,499
Iliad SA	3,975	458,755
Intelsat SA (B)	6,857	123,769
Iridium Communications, Inc. (B)	11,670	250,088
Koninklijke KPN NV	696,739	2,127,097
LG Uplus Corp.	6,546	76,747
Nippon Telegraph & Telephone Corp.	60,700	2,715,785
Ooma, Inc. (B)	2,504	28,921
Orange Polska SA (B)	86,382	115,943
Orange SA	298,758	4,623,271
ORBCOMM, Inc. (B)	9,490	63,393
PCCW, Ltd.	604,000	343,882
pdvWireless, Inc. (B)	1,222	59,573
Proximus SADP	25,311	730,202
Singapore Telecommunications, Ltd.	175,950	410,300
Singapore Telecommunications, Ltd.	1,326,750	3,082,374
Spark New Zealand, Ltd.	170,738	425,482
Swisscom AG	4,996	2,389,630
Telecom Italia SpA (B)	1,084,961	533,379
Telecom Italia SpA	565,235	264,058
Telefonica Deutschland Holding AG	106,363	297,656
Telefonica SA	744,704	5,950,234
Telekom Malaysia BHD	143,918	123,784
Telekomunikasi Indonesia Persero Tbk PT	3,829,960	1,049,304
Telenor ASA	111,429	2,293,333
Telia Company AB	444,427	1,855,347
Telkom SA SOC, Ltd.	32,918	208,063
Telstra Corp., Ltd.	750,077	1,898,667
TELUS Corp.	34,307	1,267,095
Tower Bersama Infrastructure Tbk PT	153,800	39,463
TPG Telecom, Ltd.	66,200	288,358
True Corp. PCL	10,300	1,602
True Corp. PCL, Foreign Quota Shares	152,600	23,728
United Internet AG	17,900	639,063
Verizon Communications, Inc.	596,095	32,397,763
Vonage Holdings Corp. (B)	26,862	318,046
Windstream Holdings, Inc. (B)	5,633	1,431

		121,144,107
Entertainment – 1.4%
Activision Blizzard, Inc.	129,100	5,599,067
Alibaba Pictures Group, Ltd. (B)	2,180,500	452,735
AMC Entertainment Holdings, Inc., Class A (C)	6,236	74,707
CD Projekt SA	9,439	512,692
Cinemark Holdings, Inc.	28,706	1,090,541
DeNA Company, Ltd.	10,100	203,439
Electronic Arts, Inc. (B)	50,637	4,713,292
Eros International PLC (B)	4,260	32,930
Glu Mobile, Inc. (B)	13,681	109,174
IMAX Corp. (B)	6,510	141,658
iQIYI, Inc., ADR (B)(C)	19,600	357,308
Konami Holdings Corp.	8,600	404,615
Liberty Media Corp.-Liberty Braves, Class A (B)	1,380	36,625
Liberty Media Corp.-Liberty Braves, Class C (B)	4,351	115,780

John Hancock Funds II

Portfolio of Investments — May 31, 2019 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Entertainment (continued)
Live Nation Entertainment, Inc. (B)	37,273	$2,266,944
LiveXLive Media, Inc. (B)(C)	3,828	14,470
NCSoft Corp.	1,043	417,697
NetEase, Inc., ADR	12,104	3,009,175
Netflix, Inc. (B)	73,792	25,331,318
Netmarble Corp. (A)(B)	1,528	146,971
Nexon Company, Ltd. (B)	41,900	621,484
Nintendo Company, Ltd.	10,639	3,755,542
Pearl Abyss Corp. (B)	340	56,360
Reading International, Inc., Class A (B)	2,316	30,548
Rosetta Stone, Inc. (B)	2,494	61,502
Take-Two Interactive Software, Inc. (B)	19,126	2,068,477
Tencent Music Entertainment Group, ADR (B)(C)	14,300	189,332
The Marcus Corp.	2,411	84,289
The Walt Disney Company	295,146	38,971,078
Toho Company, Ltd.	10,500	450,014
Ubisoft Entertainment SA (B)	12,505	1,021,901
Viacom, Inc., Class B	59,770	1,735,123
Vivendi SA	156,592	4,216,458
World Wrestling Entertainment, Inc., Class A	17,004	1,236,871

		99,530,117
Interactive media and services – 3.4%
58.com, Inc., ADR (B)	14,700	838,341
Alphabet, Inc., Class A (B)	50,597	55,985,581
Alphabet, Inc., Class C (B)	51,952	57,335,786
Auto Trader Group PLC (A)	168,378	1,272,913
Autohome, Inc., ADR (B)(C)	9,200	790,280
Baidu, Inc., ADR (B)	43,200	4,752,000
Care.com, Inc. (B)	2,494	35,639
CarGurus, Inc. (B)	6,080	207,693
Cars.com, Inc. (B)	25,106	531,494
Facebook, Inc., Class A (B)	403,194	71,554,839
Kakaku.com, Inc.	12,500	252,086
Kakao Corp.	2,964	309,557
Liberty TripAdvisor Holdings, Inc., Class A (B)	8,923	95,030
LINE Corp. (B)	6,600	192,224
Momo, Inc., ADR	22,600	623,082
NAVER Corp.	8,322	778,507
QuinStreet, Inc. (B)	5,487	84,116
REA Group, Ltd.	9,355	574,315
SINA Corp. (B)	10,000	402,600
Tencent Holdings, Ltd.	893,412	37,253,160
The Meet Group, Inc. (B)	8,835	34,191
TripAdvisor, Inc. (B)	17,370	734,230
TrueCar, Inc. (B)	11,634	75,854
Twitter, Inc. (B)	123,126	4,486,711
Weibo Corp., ADR (B)(C)	8,500	352,920
Yahoo Japan Corp.	265,207	759,502
Yelp, Inc. (B)	30,175	927,278
YY, Inc., ADR (B)	7,700	527,065

		241,766,994
Media – 1.2%
AMC Networks, Inc., Class A (B)	12,063	636,565
Axel Springer SE	6,945	429,883
Boston Omaha Corp., Class A (B)	629	15,178
Cable One, Inc.	1,335	1,491,262
CBS Corp., Class B	58,763	2,837,078
Central European Media Enterprises, Ltd., Class A (B)	11,689	42,899
Charter Communications, Inc., Class A (B)	29,328	11,050,790
Cheil Worldwide, Inc.	3,959	87,769

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Media (continued)
China Literature, Ltd. (A)(B)(C)	40,200	$154,727
Clear Channel Outdoor Holdings, Inc. (B)	5,073	25,771
Comcast Corp., Class A	763,365	31,297,965
CyberAgent, Inc.	9,500	363,225
Cyfrowy Polsat SA	35,305	240,183
Daily Journal Corp. (B)(C)	146	31,374
Dentsu, Inc.	20,344	662,125
Discovery, Inc., Series A (B)	26,537	723,399
Discovery, Inc., Series C (B)	60,923	1,562,066
DISH Network Corp., Class A (B)	38,780	1,400,346
Emerald Expositions Events, Inc.	3,179	37,194
Entercom Communications Corp., Class A	15,656	90,648
Entravision Communications Corp., Class A	8,703	25,587
Eutelsat Communications SA	25,973	457,969
Fluent, Inc. (B)	4,096	19,988
Fox Corp., Class A	59,630	2,100,765
Fox Corp., Class B	27,442	952,512
Gannett Company, Inc.	13,738	107,981
Gray Television, Inc. (B)	9,732	167,682
Grupo Televisa SAB	707,897	1,319,806
Hakuhodo DY Holdings, Inc.	21,800	340,378
Hemisphere Media Group, Inc. (B)	2,505	33,818
Informa PLC	226,143	2,216,432
ITV PLC	655,020	886,914
JCDecaux SA	10,984	306,499
John Wiley & Sons, Inc., Class A	12,214	510,301
Liberty Latin America, Ltd., Class A (B)	5,551	94,645
Liberty Latin America, Ltd., Class C (B)	13,546	232,856
Loral Space & Communications, Inc. (B)	1,614	54,715
MDC Partners, Inc., Class A (B)	7,803	21,848
Media General, Inc. (B)(D)	18,354	1,762
Megacable Holdings SAB de CV	86,000	354,817
Meredith Corp. (C)	15,521	803,522
MSG Networks, Inc., Class A (B)	7,098	149,839
MultiChoice Group, Ltd. (B)	52,815	442,670
National CineMedia, Inc.	9,741	63,804
New Media Investment Group, Inc.	7,561	69,788
News Corp., Class A	65,130	741,831
News Corp., Class B	20,912	243,625
Nexstar Media Group, Inc., Class A	5,433	544,115
Omnicom Group, Inc.	37,807	2,924,750
Pearson PLC	141,121	1,404,665
ProSiebenSat.1 Media SE	33,959	554,355
Publicis Groupe SA	31,754	1,736,594
RTL Group SA	5,596	267,863
Schibsted ASA, B Shares	14,849	374,658
Scholastic Corp.	3,476	115,021
SES SA	54,536	825,082
Shaw Communications, Inc., Class B	76,806	1,559,873
Sinclair Broadcast Group, Inc., Class A	8,188	439,532
Singapore Press Holdings, Ltd.	294,100	501,539
Surya Citra Media Tbk PT	444,200	51,482
TechTarget, Inc. (B)	2,589	48,932
TEGNA, Inc.	84,375	1,277,438
Telenet Group Holding NV	8,770	472,711
The EW Scripps Company, Class A	5,569	84,760
The Interpublic Group of Companies, Inc.	65,055	1,380,467
The New York Times Company, Class A	54,149	1,723,021
Tribune Publishing Company (B)	2,364	23,214
WideOpenWest, Inc. (B)	3,852	28,736

John Hancock Funds II

Portfolio of Investments — May 31, 2019 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Media (continued)
WPP PLC	228,896	$2,719,539

		84,961,148
Wireless telecommunication services – 0.7%
1&1 Drillisch AG	7,758	236,300
Advanced Info Service PCL, Foreign Quota Shares	16,800	102,196
America Movil SAB de CV, Series L	9,732,300	6,877,600
Axiata Group BHD	350,553	392,554
Boingo Wireless, Inc. (B)	5,076	95,936
China Mobile, Ltd.	960,470	8,389,664
DiGi.Com BHD	397,320	472,287
Empresa Nacional de Telecomunicaciones SA (B)	7,535	71,884
Far EasTone Telecommunications Company, Ltd.	112,595	279,705
Globe Telecom, Inc.	4,040	168,092
Gogo, Inc. (B)(C)	7,725	37,775
KDDI Corp.	167,067	4,279,075
Maxis BHD	298,960	395,658
Millicom International Cellular SA	10,318	578,397
MTN Group, Ltd.	203,968	1,443,946
NII Holdings, Inc. (B)	10,984	20,870
NTT DOCOMO, Inc.	125,600	2,887,042
PLDT, Inc.	10,520	270,925
Rogers Communications, Inc., Class B	59,924	3,152,705
Shenandoah Telecommunications Company	5,679	228,353
SK Telecom Company, Ltd.	1,213	254,816
Softbank Corp.	158,100	2,052,928
SoftBank Group Corp.	77,826	7,220,893
Spok Holdings, Inc.	2,622	40,510
Taiwan Mobile Company, Ltd.	115,000	429,366
Tele2 AB, B Shares	78,760	1,087,528
Telephone & Data Systems, Inc.	25,261	727,769
TIM Participacoes SA	145,789	408,690
Turkcell Iletisim Hizmetleri AS	228,739	457,316
Vodacom Group, Ltd.	77,182	629,850
Vodafone Group PLC	4,844,175	7,908,687

		51,599,317

		599,001,683
Consumer discretionary – 8.8%
Auto components – 0.4%
Adient PLC	23,454	404,816
Aisin Seiki Company, Ltd.	15,300	503,802
American Axle & Manufacturing Holdings, Inc. (B)	13,508	136,566
Aptiv PLC	47,368	3,033,447
BorgWarner, Inc.	37,835	1,342,386
Bridgestone Corp.	57,300	2,131,140
Cheng Shin Rubber Industry Company, Ltd.	135,730	172,144
China First Capital Group, Ltd. (B)	504,700	154,667
Cie Generale des Etablissements Michelin SCA (C)	25,634	2,939,758
Continental AG	16,035	2,180,780
Cooper Tire & Rubber Company	6,130	169,065
Cooper-Standard Holdings, Inc. (B)	2,194	84,820
Dana, Inc.	56,332	821,884
Delphi Technologies PLC	23,895	364,638
Denso Corp.	40,916	1,573,646
Dorman Products, Inc. (B)	3,262	266,375
Faurecia SA	11,474	423,583
Fox Factory Holding Corp. (B)	4,394	294,486

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Auto components (continued)
Fuyao Glass Industry Group Company, Ltd., H Shares (A)	78,300	$233,736
Gentex Corp.	69,887	1,492,786
Gentherm, Inc. (B)	4,221	157,781
Hankook Tire & Technology Company, Ltd.	4,370	128,462
Hanon Systems	10,933	106,372
Hyundai Mobis Company, Ltd.	4,063	740,684
Koito Manufacturing Company, Ltd.	9,776	450,581
LCI Industries	2,981	247,035
Linamar Corp.	510	16,267
Magna International, Inc.	52,167	2,234,350
Minth Group, Ltd. (C)	110,500	320,159
Modine Manufacturing Company (B)	6,058	77,845
Motorcar Parts of America, Inc. (B)	2,451	43,407
Nexteer Automotive Group, Ltd.	135,395	165,809
NGK Spark Plug Company, Ltd.	14,800	258,323
Nokian Renkaat OYJ	18,341	524,001
Pirelli & C. SpA (A)	36,681	208,778
Standard Motor Products, Inc.	2,566	108,747
Stanley Electric Company, Ltd.	12,200	276,785
Stoneridge, Inc. (B)	3,352	87,253
Sumitomo Electric Industries, Ltd.	70,900	851,661
Sumitomo Rubber Industries, Ltd.	15,800	174,520
Tenneco, Inc., Class A	6,175	61,380
The Goodyear Tire & Rubber Company	62,582	839,225
The Yokohama Rubber Company, Ltd.	11,000	182,633
Tower International, Inc.	2,461	42,895
Toyoda Gosei Company, Ltd.	5,900	102,475
Toyota Industries Corp.	13,829	707,069
Valeo SA (C)	36,125	953,129
Visteon Corp. (B)	7,610	338,721

		29,130,872
Automobiles – 0.9%
Astra International Tbk PT	1,565,108	820,330
BAIC Motor Corp., Ltd., H Shares (A)	277,700	172,099
Bayerische Motoren Werke AG	48,126	3,339,319
Brilliance China Automotive Holdings, Ltd.	474,300	483,328
BYD Company, Ltd., H Shares (C)	100,194	585,780
Daimler AG	132,466	6,865,512
Dongfeng Motor Group Company, Ltd., H Shares	423,680	348,551
Ferrari NV	11,596	1,648,584
Fiat Chrysler Automobiles NV	103,380	1,316,552
Ford Motor Company	711,821	6,776,536
Ford Otomotiv Sanayi AS	14,505	137,133
Geely Automobile Holdings, Ltd.	773,000	1,266,512
General Motors Company	238,776	7,960,792
Great Wall Motor Company, Ltd., H Shares	484,250	352,015
Guangzhou Automobile Group Company, Ltd., H Shares	461,346	445,234
Harley-Davidson, Inc.	29,063	950,941
Honda Motor Company, Ltd.	153,827	3,783,155
Hyundai Motor Company	8,190	924,583
Isuzu Motors, Ltd.	52,000	571,256
Kia Motors Corp.	15,724	519,418
Mazda Motor Corp.	52,980	514,401
Mitsubishi Motors Corp.	63,100	295,477
Nissan Motor Company, Ltd.	218,725	1,484,721
Peugeot SA	88,454	1,974,300
Renault SA	29,007	1,747,205
Subaru Corp.	58,000	1,340,233
Suzuki Motor Corp.	32,300	1,528,417

John Hancock Funds II

Portfolio of Investments — May 31, 2019 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Automobiles (continued)
Tesla, Inc. (B)(C)	108	$19,997
Thor Industries, Inc.	14,096	727,917
Toyota Motor Corp.	215,100	12,634,667
Volkswagen AG	4,709	747,282
Winnebago Industries, Inc.	3,846	123,610
Yamaha Motor Company, Ltd.	26,400	449,458

		62,855,315
Distributors – 0.1%
Core-Mark Holding Company, Inc.	5,580	205,790
Funko, Inc., Class A (B)	1,448	30,060
Genuine Parts Company	30,738	3,039,988
Jardine Cycle & Carriage, Ltd.	18,454	454,616
LKQ Corp. (B)	66,297	1,700,518
Pool Corp.	10,623	1,909,803
Weyco Group, Inc.	831	20,792

		7,361,567
Diversified consumer services – 0.2%
Adtalem Global Education, Inc. (B)	22,518	989,891
American Public Education, Inc. (B)	2,001	55,988
Benesse Holdings, Inc.	6,600	153,095
Career Education Corp. (B)	8,315	156,073
Carriage Services, Inc.	2,207	40,212
Chegg, Inc. (B)	13,137	492,112
Graham Holdings Company, Class B	1,171	796,912
H&R Block, Inc.	29,708	779,835
Houghton Mifflin Harcourt Company (B)	12,894	72,722
K12, Inc. (B)	4,510	137,871
Kroton Educacional SA	241,280	635,797
Laureate Education, Inc., Class A (B)	11,523	185,059
New Oriental Education & Technology Group, Inc., ADR (B)	22,300	1,909,995
Regis Corp. (B)	3,823	71,261
Service Corp. International	48,862	2,143,576
Sotheby’s (B)	12,923	435,634
Strategic Education, Inc.	2,534	445,959
TAL Education Group, ADR (B)	55,662	1,915,329
Weight Watchers International, Inc. (B)	15,128	261,563

		11,678,884
Hotels, restaurants and leisure – 1.8%
Accor SA	28,216	1,042,092
Alsea SAB de CV (B)	144,300	282,434
Aristocrat Leisure, Ltd.	103,661	2,084,215
BBX Capital Corp.	8,486	34,708
Biglari Holdings, Inc., Class B (B)	171	15,493
BJ’s Restaurants, Inc.	2,529	105,940
Bloomin’ Brands, Inc.	10,084	194,722
Boyd Gaming Corp.	31,505	753,600
Brinker International, Inc.	14,631	549,687
Caesars Entertainment Corp. (B)	157,336	1,382,983
Carnival Corp.	57,879	2,962,826
Carnival PLC	30,658	1,526,829
Carrols Restaurant Group, Inc. (B)	4,326	36,858
Century Casinos, Inc. (B)	4,055	35,441
China Travel International Investment Hong Kong, Ltd.	347,600	70,904
Chipotle Mexican Grill, Inc. (B)	3,518	2,321,774
Churchill Downs, Inc.	13,822	1,362,573
Chuy’s Holdings, Inc. (B)	2,068	45,744
Compass Group PLC	287,076	6,495,070
Cracker Barrel Old Country Store, Inc.	8,797	1,381,921
Crown Resorts, Ltd.	67,735	587,189
Darden Restaurants, Inc.	17,853	2,076,661
Dave & Buster’s Entertainment, Inc.	4,700	233,778
Del Frisco’s Restaurant Group, Inc. (B)	4,445	30,493

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
Del Taco Restaurants, Inc. (B)	3,963	$42,880
Denny’s Corp. (B)	7,524	148,072
Dine Brands Global, Inc.	2,020	190,728
Domino’s Pizza Enterprises, Ltd.	10,734	290,147
Domino’s Pizza, Inc.	11,063	3,092,109
Drive Shack, Inc. (B)	7,938	36,118
Dunkin’ Brands Group, Inc.	22,303	1,655,329
El Pollo Loco Holdings, Inc. (B)	2,661	27,887
Eldorado Resorts, Inc. (B)	25,537	1,255,654
Everi Holdings, Inc. (B)	8,264	92,061
Fiesta Restaurant Group, Inc. (B)	3,036	43,050
Flight Centre Travel Group, Ltd.	10,108	304,610
Flutter Entertainment PLC	12,004	853,007
Galaxy Entertainment Group, Ltd.	355,000	2,149,466
Genting BHD	278,400	424,536
Genting Malaysia BHD	384,960	288,371
Genting Singapore, Ltd.	1,127,300	713,020
Golden Entertainment, Inc. (B)	2,363	30,483
GVC Holdings PLC	100,500	759,440
Hilton Worldwide Holdings, Inc.	42,331	3,786,085
Huazhu Group, Ltd., ADR	20,600	630,360
InterContinental Hotels Group PLC	31,076	2,001,853
International Speedway Corp., Class A	9,298	416,178
J Alexander’s Holdings, Inc. (B)	1,962	20,640
Jack in the Box, Inc.	10,067	837,574
Jollibee Foods Corp.	52,810	291,947
Kangwon Land, Inc.	7,027	183,107
Lindblad Expeditions Holdings, Inc. (B)	2,844	46,414
Marriott International, Inc., Class A	40,752	5,087,480
Marriott Vacations Worldwide Corp.	15,312	1,376,549
McDonald’s Corp.	110,626	21,933,817
McDonald’s Holdings Company Japan, Ltd.	6,000	272,683
Melco Resorts & Entertainment, Ltd., ADR	36,900	712,170
Merlin Entertainments PLC (A)	128,897	615,775
MGM China Holdings, Ltd.	141,800	219,115
MGM Resorts International	73,731	1,830,003
Minor International PCL	1,700	2,086
Minor International PCL, Foreign Quota Shares	36,930	45,313
Monarch Casino & Resort, Inc. (B)	1,493	64,244
Nathan’s Famous, Inc.	382	25,823
Norwegian Cruise Line Holdings, Ltd. (B)	31,461	1,721,231
Oriental Land Company, Ltd.	18,800	2,287,205
Papa John’s International, Inc.	8,781	425,615
Penn National Gaming, Inc. (B)	42,058	792,793
Planet Fitness, Inc., Class A (B)	10,686	817,158
PlayAGS, Inc. (B)	2,720	52,061
Potbelly Corp. (B)	3,209	16,141
RCI Hospitality Holdings, Inc.	1,268	20,618
Red Lion Hotels Corp. (B)	2,409	18,260
Red Robin Gourmet Burgers, Inc. (B)	1,668	42,667
Red Rock Resorts, Inc., Class A	8,504	177,564
Restaurant Brands International, Inc.	39,141	2,576,194
Royal Caribbean Cruises, Ltd.	24,795	3,019,039
Ruth’s Hospitality Group, Inc.	3,566	81,554
Sands China, Ltd.	361,652	1,638,955
Scientific Games Corp. (B)	21,727	414,986
SeaWorld Entertainment, Inc. (B)	6,585	210,720
Shake Shack, Inc., Class A (B)	3,008	184,541
Shangri-La Asia, Ltd.	186,500	238,356
Six Flags Entertainment Corp.	19,262	950,772
SJM Holdings, Ltd.	295,384	327,455

John Hancock Funds II

Portfolio of Investments — May 31, 2019 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
Sodexo SA	13,214	$1,519,608
Speedway Motorsports, Inc.	1,590	28,874
Starbucks Corp.	179,762	13,672,698
Tabcorp Holdings, Ltd.	345,324	1,077,739
Texas Roadhouse, Inc.	26,150	1,340,449
The Cheesecake Factory, Inc. (C)	16,360	707,570
The Habit Restaurants, Inc., Class A (B)	2,660	27,132
The Stars Group, Inc. (B)	29,700	491,997
The Wendy’s Company	49,010	901,294
TUI AG	80,336	740,634
Whitbread PLC	33,225	1,941,834
Wingstop, Inc.	3,515	280,075
Wyndham Destinations, Inc.	25,452	1,012,481
Wyndham Hotels & Resorts, Inc.	26,381	1,407,163
Wynn Macau, Ltd.	232,950	497,723
Wynn Resorts, Ltd.	14,003	1,502,942
Yum China Holdings, Inc.	56,308	2,252,883
Yum! Brands, Inc.	44,292	4,533,286

		128,360,386
Household durables – 0.5%
Arcelik AS (B)	42,183	126,163
Barratt Developments PLC	183,869	1,296,977
Bassett Furniture Industries, Inc.	1,463	21,491
Beazer Homes USA, Inc. (B)	3,706	33,650
Berkeley Group Holdings PLC	22,174	980,222
Casio Computer Company, Ltd.	18,300	203,440
Cavco Industries, Inc. (B)	1,060	152,216
Century Communities, Inc. (B)	3,208	85,654
D.R. Horton, Inc.	15,699	671,289
Electrolux AB, Series B	38,224	828,126
Ethan Allen Interiors, Inc.	3,026	64,212
Flexsteel Industries, Inc.	1,072	18,385
Garmin, Ltd.	5,602	428,441
GoPro, Inc., Class A (B)(C)	13,973	88,030
Green Brick Partners, Inc. (B)	3,218	27,964
Haier Electronics Group Company, Ltd.	197,200	504,194
Hamilton Beach Brands Holding Company, Class A	937	16,388
Hamilton Beach Brands Holding Company, Class B	765	13,380
Helen of Troy, Ltd. (B)	10,013	1,337,837
Hooker Furniture Corp.	1,547	41,506
Husqvarna AB, B Shares	65,974	550,868
Iida Group Holdings Company, Ltd.	13,900	219,812
Installed Building Products, Inc. (B)	2,697	138,734
iRobot Corp. (B)	3,267	284,588
KB Home	33,182	833,864
La-Z-Boy, Inc.	5,692	183,225
Leggett & Platt, Inc.	6,055	215,013
Lennar Corp., A Shares	13,211	656,058
LG Electronics, Inc.	6,404	422,041
LGI Homes, Inc. (B)(C)	2,231	152,154
M/I Homes, Inc. (B)	3,289	90,053
MDC Holdings, Inc.	5,878	184,746
Meritage Homes Corp. (B)	4,593	230,109
Mohawk Industries, Inc. (B)	2,840	384,962
Newell Brands, Inc.	17,971	241,171
Nien Made Enterprise Company, Ltd.	12,300	89,641
Nikon Corp.	30,300	414,243
NVR, Inc. (B)	916	2,932,638
Panasonic Corp.	208,820	1,649,053
Persimmon PLC	57,386	1,427,490
PulteGroup, Inc.	11,780	365,180
Rinnai Corp.	3,100	202,912
Roku, Inc. (B)	5,270	476,408

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Household durables (continued)
SEB SA	3,386	$552,519
Sekisui Chemical Company, Ltd.	35,000	512,050
Sekisui House, Ltd.	58,700	938,891
Sharp Corp.	20,440	183,845
Skyline Champion Corp.	4,182	97,817
Sonos, Inc. (B)	2,150	21,823
Sony Corp.	119,800	5,741,261
Tatung Company, Ltd. (B)	139,000	95,757
Taylor Morrison Home Corp., Class A (B)	14,004	279,660
Taylor Wimpey PLC	594,601	1,242,323
Techtronic Industries Company, Ltd.	204,500	1,305,458
Tempur Sealy International, Inc. (B)	12,362	788,819
The Lovesac Company (B)	832	29,994
Toll Brothers, Inc.	36,167	1,257,527
TopBuild Corp. (B)	4,311	341,733
TRI Pointe Group, Inc. (B)	55,247	679,538
Tupperware Brands Corp.	19,113	355,884
Universal Electronics, Inc. (B)	1,758	69,248
Whirlpool Corp.	2,939	337,632
William Lyon Homes, Class A (B)	3,918	72,640
Woongjin Coway Company, Ltd.	3,074	206,283
ZAGG, Inc. (B)	3,514	23,403

		34,418,633
Internet and direct marketing retail – 2.0%
1-800-Flowers.com, Inc., Class A (B)	3,226	58,907
Alibaba Group Holding, Ltd., ADR (B)	202,756	30,263,361
Amazon.com, Inc. (B)	43,993	78,090,655
B2W Cia Digital (B)	31,200	249,667
Baozun, Inc., ADR (B)(C)	5,800	227,534
Booking Holdings, Inc. (B)	4,799	7,948,200
CJ ENM Company, Ltd.	634	101,990
Ctrip.com International, Ltd., ADR (B)	64,000	2,211,840
Delivery Hero SE (A)(B)	13,464	578,106
Duluth Holdings, Inc., Class B (B)	1,041	15,563
eBay, Inc.	91,692	3,294,494
Etsy, Inc. (B)	14,503	903,682
Expedia Group, Inc.	12,466	1,433,590
Groupon, Inc. (B)	54,543	192,537
JD.com, Inc., ADR (B)	114,300	2,944,368
Lands’ End, Inc. (B)	1,361	16,836
Leaf Group, Ltd. (B)	2,432	17,486
Liberty Expedia Holdings, Inc., Series A (B)	6,628	273,272
Liquidity Services, Inc. (B)	3,549	19,945
Meituan Dianping, Class B (B)	52,200	402,935
Naspers, Ltd., N Shares	52,802	11,904,288
Overstock.com, Inc. (B)(C)	3,021	28,851
PetMed Express, Inc. (C)	2,480	43,326
Pinduoduo, Inc., ADR (B)(C)	29,800	578,716
Quotient Technology, Inc. (B)	9,881	104,442
Rakuten, Inc.	80,942	836,903
Shutterfly, Inc. (B)	4,098	194,573
Shutterstock, Inc.	2,328	88,604
Stamps.com, Inc. (B)	2,150	72,111
Vipshop Holdings, Ltd., ADR (B)	68,200	514,228
Zalando SE (A)(B)	16,442	652,281
ZOZO, Inc.	19,200	328,201

		144,591,492
Leisure products – 0.1%
Acushnet Holdings Corp.	4,232	99,410
American Outdoor Brands Corp. (B)	6,661	55,886
Bandai Namco Holdings, Inc.	18,800	920,429
Brunswick Corp.	23,422	971,545
Callaway Golf Company	11,444	168,227

John Hancock Funds II

Portfolio of Investments — May 31, 2019 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Leisure products (continued)
Clarus Corp.	2,915	$37,166
Giant Manufacturing Company, Ltd.	23,661	168,244
Hasbro, Inc.	5,349	508,904
HLB, Inc. (B)	1,978	116,592
Johnson Outdoors, Inc., Class A	629	46,426
Malibu Boats, Inc., Class A (B)	2,564	92,048
MasterCraft Boat Holdings, Inc. (B)	2,353	46,731
Mattel, Inc. (B)(C)	15,957	157,176
Nautilus, Inc. (B)	3,844	10,340
Polaris Industries, Inc.	15,445	1,233,747
Sankyo Company, Ltd.	3,884	147,934
Sega Sammy Holdings, Inc.	16,100	190,214
Shimano, Inc.	7,000	1,068,588
Sturm Ruger & Company, Inc.	1,983	98,575
Vista Outdoor, Inc. (B)	7,137	54,741
Yamaha Corp.	12,700	568,339
YETI Holdings, Inc. (B)(C)	2,096	50,136

		6,811,398
Multiline retail – 0.3%
Big Lots, Inc.	4,906	135,406
Canadian Tire Corp., Ltd., Class A	10,127	1,013,000
Dillard’s, Inc., Class A (C)	6,352	359,904
Dollar General Corp.	9,451	1,202,923
Dollar Tree, Inc. (B)	8,556	869,204
Dollarama, Inc.	49,715	1,570,238
El Puerto de Liverpool SAB de CV, Series C1	54,075	302,674
Harvey Norman Holdings, Ltd.	106,036	305,081
Hyundai Department Store Company, Ltd.	825	58,591
Isetan Mitsukoshi Holdings, Ltd.	30,940	255,165
J Front Retailing Company, Ltd.	21,300	221,787
J.C. Penney Company, Inc. (B)(C)	39,546	33,614
Kohl’s Corp.	5,937	292,813
Lojas Renner SA	135,925	1,525,539
Lotte Shopping Company, Ltd.	659	88,473
Macy’s, Inc.	11,055	227,401
Magazine Luiza SA	13,100	654,341
Marks & Spencer Group PLC	293,178	834,383
Marui Group Company, Ltd.	17,500	363,903
Next PLC	25,252	1,840,752
Nordstrom, Inc. (C)	3,853	120,599
Ollie’s Bargain Outlet Holdings, Inc. (B)	19,894	1,963,936
Pan Pacific International Holdings Corp.	11,100	684,567
Robinson PCL	6,300	10,862
Ryohin Keikaku Company, Ltd.	2,200	396,795
SACI Falabella	40,748	245,797
Shinsegae, Inc.	439	109,753
Takashimaya Company, Ltd.	13,100	138,466
Target Corp.	18,761	1,509,322
Wesfarmers, Ltd.	204,143	5,233,284
Woolworths Holdings, Ltd.	117,793	370,009

		22,938,582
Specialty retail – 1.5%
Aaron’s, Inc.	26,457	1,409,100
ABC-Mart, Inc.	2,967	185,199
Abercrombie & Fitch Company, Class A	8,052	139,300
Advance Auto Parts, Inc.	10,531	1,632,305
American Eagle Outfitters, Inc.	64,695	1,125,693
America’s Car-Mart, Inc. (B)	706	60,787
Asbury Automotive Group, Inc. (B)	2,323	172,343
Ascena Retail Group, Inc. (B)	22,266	23,379
At Home Group, Inc. (B)	5,430	103,442
AutoNation, Inc. (B)	15,541	613,403
AutoZone, Inc. (B)	3,667	3,766,412

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
Barnes & Noble Education, Inc. (B)	5,050	$16,009
Barnes & Noble, Inc.	7,461	32,754
Bed Bath & Beyond, Inc. (C)	52,963	672,100
Best Buy Company, Inc.	34,399	2,155,785
Boot Barn Holdings, Inc. (B)	3,416	89,260
Caleres, Inc.	5,182	97,733
Camping World Holdings, Inc., Class A (C)	4,112	43,299
CarMax, Inc. (B)	24,991	1,956,295
Carvana Company (B)	3,940	228,047
Chico’s FAS, Inc.	15,651	52,744
Citi Trends, Inc.	1,571	21,491
Conn’s, Inc. (B)	2,463	44,211
Designer Brands, Inc., Class A	8,336	150,798
Dick’s Sporting Goods, Inc.	19,918	687,370
Dufry AG (B)	6,253	511,798
Express, Inc. (B)	8,819	26,545
Fast Retailing Company, Ltd.	5,500	3,162,045
Five Below, Inc. (B)	21,638	2,785,460
Foot Locker, Inc.	16,587	652,698
GameStop Corp., Class A (C)	12,111	91,801
Genesco, Inc. (B)	2,416	108,672
GNC Holdings, Inc., Class A (B)(C)	10,608	14,851
GOME Retail Holdings, Ltd. (B)(C)	1,646,541	161,949
Group 1 Automotive, Inc.	2,249	162,355
Guess?, Inc.	7,003	113,239
Haverty Furniture Companies, Inc.	2,351	40,931
Hennes & Mauritz AB, B Shares	138,934	2,076,753
Hibbett Sports, Inc. (B)	2,277	50,367
Hikari Tsushin, Inc.	1,900	383,800
Home Product Center PCL, Foreign Quota Shares	56,073	29,937
Hotai Motor Company, Ltd.	21,000	335,814
Hotel Shilla Company, Ltd.	1,876	149,071
Hudson, Ltd., Class A (B)	4,939	67,072
Industria de Diseno Textil SA	173,866	4,643,061
Kingfisher PLC	386,351	1,041,747
Kirkland’s, Inc. (B)	2,198	8,858
L Brands, Inc.	33,552	753,578
Lithia Motors, Inc., Class A	2,681	306,036
Lowe’s Companies, Inc.	117,690	10,978,123
Lumber Liquidators Holdings, Inc. (B)(C)	3,665	35,147
MarineMax, Inc. (B)	2,715	42,300
Monro, Inc.	3,855	307,282
Mr. Price Group, Ltd.	30,700	415,486
Murphy USA, Inc. (B)	11,716	940,326
National Vision Holdings, Inc. (B)	7,661	208,609
Nitori Holdings Company, Ltd.	7,500	889,986
Office Depot, Inc.	66,384	130,113
O’Reilly Automotive, Inc. (B)	11,516	4,276,697
Party City Holdco, Inc. (B)(C)	6,803	53,744
Petrobras Distribuidora SA	59,800	389,376
Rent-A-Center, Inc. (B)	5,399	128,820
RH (B)	2,304	196,186
Ross Stores, Inc.	54,451	5,063,398
Sally Beauty Holdings, Inc. (B)	47,011	713,627
Shimamura Company, Ltd.	2,000	152,273
Shoe Carnival, Inc. (C)	1,259	32,344
Signet Jewelers, Ltd.	20,393	384,612
Sleep Number Corp. (B)	3,982	138,613
Sonic Automotive, Inc., Class A	2,927	51,018
Sportsman’s Warehouse Holdings, Inc. (B)	4,965	18,271
Tailored Brands, Inc. (C)	6,327	33,280

John Hancock Funds II

Portfolio of Investments — May 31, 2019 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
The Buckle, Inc. (C)	3,615	$54,406
The Cato Corp., Class A	2,818	34,915
The Children’s Place, Inc. (C)	1,915	177,444
The Container Store Group, Inc. (B)	2,149	15,107
The Foschini Group, Ltd.	26,717	322,745
The Gap, Inc.	31,385	586,272
The Home Depot, Inc.	165,961	31,507,696
The Michaels Companies, Inc. (B)	24,272	221,118
The TJX Companies, Inc.	181,830	9,144,231
Tiffany & Company	15,940	1,420,413
Tile Shop Holdings, Inc.	5,019	20,979
Tilly’s, Inc., Class A	2,616	20,405
Tractor Supply Company	17,820	1,795,900
Truworths International, Ltd.	52,511	258,814
Ulta Beauty, Inc. (B)	8,279	2,760,053
Urban Outfitters, Inc. (B)	20,346	457,175
USS Company, Ltd.	20,200	381,965
Williams-Sonoma, Inc. (C)	21,644	1,266,174
Winmark Corp.	301	49,617
Yamada Denki Company, Ltd. (C)	56,300	263,552
Zhongsheng Group Holdings, Ltd.	88,600	222,888
Zumiez, Inc. (B)	2,352	46,523

		109,765,720
Textiles, apparel and luxury goods – 1.0%
adidas AG	26,269	7,499,213
ANTA Sports Products, Ltd.	168,000	1,034,591
Asics Corp.	14,800	161,911
Burberry Group PLC	74,391	1,592,251
Capri Holdings, Ltd. (B)	7,051	229,016
Carter’s, Inc.	12,269	1,031,946
CCC SA	4,058	165,843
Cie Financiere Richemont SA	101,829	7,490,714
Crocs, Inc. (B)	8,028	155,101
Culp, Inc.	1,460	25,156
Deckers Outdoor Corp. (B)	11,388	1,732,115
Eclat Textile Company, Ltd.	12,957	167,251
EssilorLuxottica SA	43,253	4,957,462
Feng TAY Enterprise Company, Ltd.	24,998	189,406
Fila Korea, Ltd.	2,909	190,471
Formosa Taffeta Company, Ltd.	57,000	70,161
Fossil Group, Inc. (B)(C)	5,676	55,568
G-III Apparel Group, Ltd. (B)	5,292	136,163
Gildan Activewear, Inc.	34,322	1,238,446
Hanesbrands, Inc.	16,698	247,965
HengTen Networks Group, Ltd. (B)	3,501,300	87,010
Hermes International	4,747	3,154,196
HUGO BOSS AG	9,196	533,502
Kering SA	11,386	5,926,378
Kontoor Brands, Inc. (B)(C)	2,141	62,731
LPP SA	182	348,220
LVMH Moet Hennessy Louis Vuitton SE	41,741	15,750,700
Moncler SpA	16,887	620,447
Movado Group, Inc.	1,953	50,309
NIKE, Inc., Class B	58,155	4,486,077
Oxford Industries, Inc.	2,019	143,834
Pandora A/S	17,339	642,953
Pou Chen Corp.	163,971	186,116
Puma SE	1,203	700,458
PVH Corp.	3,499	298,080
Ralph Lauren Corp.	2,437	256,202
Rocky Brands, Inc.	872	21,329
Ruentex Industries, Ltd.	27,079	59,264
Shenzhou International Group Holdings, Ltd.	117,500	1,390,220
Skechers U.S.A., Inc., Class A (B)	35,965	1,004,502

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Textiles, apparel and luxury goods (continued)
Steven Madden, Ltd.	10,520	$318,335
Superior Group of Companies, Inc.	1,250	20,013
Tapestry, Inc.	13,397	382,618
The Swatch Group AG (C)	11,062	534,453
The Swatch Group AG, Bearer Shares	5,996	1,507,603
Under Armour, Inc., Class A (B)	8,676	197,813
Under Armour, Inc., Class C (B)	8,895	179,946
Unifi, Inc. (B)	1,983	37,380
Vera Bradley, Inc. (B)	2,830	30,989
VF Corp.	14,987	1,227,136
Wolverine World Wide, Inc.	11,133	311,056
Yue Yuen Industrial Holdings, Ltd.	107,500	302,025

		69,142,645

		627,055,494
Consumer staples – 7.2%
Beverages – 1.5%
Ambev SA	814,005	3,640,665
Anadolu Efes Biracilik Ve Malt Sanayii AS	43,162	142,605
Anheuser-Busch InBev SA	128,114	10,420,072
Arca Continental SAB de CV	127,642	683,840
Asahi Group Holdings, Ltd.	34,261	1,504,404
Brown-Forman Corp., Class B	14,767	738,055
Carlsberg A/S, Class B	16,768	2,203,067
China Resources Beer Holdings Company, Ltd.	227,699	996,344
Cia Cervecerias Unidas SA	8,026	108,588
Coca-Cola Amatil, Ltd.	90,718	598,550
Coca-Cola Bottlers Japan Holdings, Inc.	12,600	285,925
Coca-Cola Consolidated, Inc.	577	174,260
Coca-Cola European Partners PLC	595	33,004
Coca-Cola European Partners PLC (New York Stock Exchange)	44,341	2,456,491
Coca-Cola Femsa SAB de CV	152,058	945,535
Coca-Cola HBC AG (B)	36,990	1,331,587
Constellation Brands, Inc., Class A	14,789	2,609,519
Craft Brew Alliance, Inc. (B)	1,764	24,361
Davide Campari-Milano SpA	54,143	528,676
Diageo PLC	439,830	18,499,909
Fomento Economico Mexicano SAB de CV	562,386	5,236,836
Fraser & Neave Holdings BHD	16,400	133,901
Heineken Holding NV	23,949	2,369,575
Heineken NV	53,905	5,658,139
Kirin Holdings Company, Ltd.	77,627	1,678,897
MGP Ingredients, Inc. (C)	1,610	96,938
Molson Coors Brewing Company, Class B	16,664	916,187
Monster Beverage Corp. (B)	34,726	2,148,150
National Beverage Corp.	1,462	66,009
PepsiCo, Inc.	124,735	15,966,080
Pernod Ricard SA	31,836	5,612,934
Primo Water Corp. (B)	4,151	47,903
Remy Cointreau SA	3,370	463,598
Suntory Beverage & Food, Ltd.	13,000	540,835
The Boston Beer Company, Inc., Class A (B)	3,336	1,048,505
The Coca-Cola Company	341,682	16,786,837
Treasury Wine Estates, Ltd.	129,547	1,346,052
Tsingtao Brewery Company, Ltd., H Shares	55,700	338,446

		108,381,279

John Hancock Funds II

Portfolio of Investments — May 31, 2019 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food and staples retailing – 0.9%
Aeon Company, Ltd.	57,200	$985,407
Alimentation Couche-Tard, Inc., Class B	71,124	4,365,001
Atacadao SA	67,600	398,818
Berli Jucker PCL	1,800	2,544
Berli Jucker PCL, Foreign Quota Shares	15,600	22,047
BGF retail Company, Ltd.	451	70,679
Bid Corp., Ltd.	40,109	837,614
BIM Birlesik Magazalar AS	44,117	603,939
BJ’s Wholesale Club Holdings, Inc. (B)	15,507	387,365
Carrefour SA	88,669	1,668,686
Casey’s General Stores, Inc.	9,850	1,271,438
Casino Guichard Perrachon SA (C)	8,187	311,975
Cencosud SA	78,887	143,424
Clicks Group, Ltd.	30,213	395,483
Coles Group, Ltd. (B)	203,610	1,752,036
Colruyt SA	9,877	735,409
Costco Wholesale Corp.	12,566	3,010,562
CP ALL PCL, Foreign Quota Shares	81,000	204,595
Dairy Farm International Holdings, Ltd.	49,500	377,863
Dino Polska SA (A)(B)	6,823	221,352
E-MART, Inc.	1,242	150,106
Empire Company, Ltd., Class A	28,939	667,164
FamilyMart UNY Holdings Company, Ltd.	23,800	571,585
George Weston, Ltd.	13,157	982,881
GS Retail Company, Ltd.	1,523	43,449
ICA Gruppen AB	12,556	500,511
Ingles Markets, Inc., Class A	1,872	55,804
J Sainsbury PLC	319,162	807,229
Jeronimo Martins SGPS SA	39,070	594,274
Koninklijke Ahold Delhaize NV	245,729	5,511,392
Lawson, Inc.	4,600	215,012
Loblaw Companies, Ltd.	31,374	1,610,018
METRO AG	25,876	406,898
Metro, Inc.	40,600	1,481,798
Performance Food Group Company (B)	12,331	485,225
Pick n Pay Stores, Ltd.	43,174	210,703
President Chain Store Corp.	42,274	403,100
PriceSmart, Inc.	2,730	132,678
Raia Drogasil SA	39,786	703,868
Rite Aid Corp. (B)(C)	6,580	50,403
Seven & i Holdings Company, Ltd.	70,946	2,387,923
Shoprite Holdings, Ltd.	53,277	629,438
Smart & Final Stores, Inc. (B)	3,409	22,193
SpartanNash Company	4,327	49,934
Sprouts Farmers Market, Inc. (B)	33,472	671,114
Sun Art Retail Group, Ltd.	370,300	323,405
Sundrug Company, Ltd.	6,600	164,819
Sysco Corp.	13,476	927,418
Tesco PLC	1,773,982	5,067,530
The Andersons, Inc.	3,349	90,992
The Chefs’ Warehouse, Inc. (B)	2,702	85,572
The Kroger Company	22,758	519,110
The SPAR Group, Ltd.	22,643	297,336
Tsuruha Holdings, Inc.	3,500	279,378
United Natural Foods, Inc. (B)	6,298	63,925
Village Super Market, Inc., Class A	1,159	30,690
Walgreens Boots Alliance, Inc.	22,878	1,128,801
Wal-Mart de Mexico SAB de CV	1,513,700	4,259,484
Walmart, Inc.	40,612	4,119,681
Weis Markets, Inc.	1,255	47,439
Welcia Holdings Company, Ltd.	4,400	153,899
Wm Morrison Supermarkets PLC	404,134	1,003,899
Woolworths Group, Ltd.	237,012	5,141,981

		60,816,296

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food products – 1.8%
a2 Milk Company, Ltd. (B)	68,069	$701,368
Ajinomoto Company, Inc.	41,200	700,791
Archer-Daniels-Midland Company	49,735	1,905,845
Associated British Foods PLC	64,544	2,011,755
B&G Foods, Inc. (C)	7,992	175,424
Barry Callebaut AG	422	828,545
BRF SA (B)	90,810	641,047
Calavo Growers, Inc.	1,944	170,003
Calbee, Inc.	7,400	209,848
Cal-Maine Foods, Inc.	3,788	140,232
Campbell Soup Company	17,108	621,191
Charoen Pokphand Foods PCL, Foreign Quota Shares	56,900	49,962
Charoen Pokphand Indonesia Tbk PT	575,803	197,504
China Agri-Industries Holdings, Ltd.	333,400	100,635
China Mengniu Dairy Company, Ltd. (B)	429,353	1,566,352
Chocoladefabriken Lindt & Spruengli AG	20	1,496,598
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates	208	1,363,544
CJ CheilJedang Corp.	490	115,398
Conagra Brands, Inc.	43,122	1,154,376
Dali Foods Group Company, Ltd. (A)	317,300	227,664
Danone SA	92,543	7,392,261
Darling Ingredients, Inc. (B)	19,829	374,768
Dean Foods Company	11,527	12,680
Farmer Brothers Company (B)	1,349	24,714
Flowers Foods, Inc.	49,545	1,108,322
Fresh Del Monte Produce, Inc.	3,743	93,650
Freshpet, Inc. (B)	3,212	149,262
General Mills, Inc.	52,991	2,619,875
Genting Plantations BHD	28,100	69,365
Golden Agri-Resources, Ltd.	1,198,840	231,144
Gruma SAB de CV, Class B	61,478	586,462
Grupo Bimbo SAB de CV, Series A	475,300	960,361
Hormel Foods Corp. (C)	24,211	956,092
Hostess Brands, Inc. (B)	11,964	160,198
Indofood CBP Sukses Makmur Tbk PT	177,100	121,629
Indofood Sukses Makmur Tbk PT	340,417	157,833
Ingredion, Inc.	17,968	1,368,443
IOI Corp. BHD	239,100	246,031
J&J Snack Foods Corp.	1,820	292,747
JBS SA	164,881	918,538
John B. Sanfilippo & Son, Inc.	1,071	82,092
Kellogg Company	22,292	1,171,668
Kerry Group PLC (London Stock Exchange), Class A	2,564	294,692
Kerry Group PLC, Class A	21,142	2,441,745
Kikkoman Corp.	13,700	566,331
Kuala Lumpur Kepong BHD	54,000	319,847
Lamb Weston Holdings, Inc.	13,009	770,783
Lancaster Colony Corp.	7,548	1,085,629
Landec Corp. (B)	3,113	30,881
Limoneira Company	1,936	36,687
M. Dias Branco SA	17,202	169,611
McCormick & Company, Inc.	10,887	1,698,807
MEIJI Holdings Company, Ltd.	11,500	805,618
Mondelez International, Inc., Class A	128,241	6,521,055
Mowi ASA	66,484	1,542,791
Nestle Malaysia BHD	7,400	259,490
Nestle SA	597,284	59,249,813
NH Foods, Ltd.	8,500	343,668
Nisshin Seifun Group, Inc.	18,400	427,289
Nissin Foods Holdings Company, Ltd.	5,917	357,873
Orion Corp.	1,293	93,352

John Hancock Funds II

Portfolio of Investments — May 31, 2019 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food products (continued)
Orkla ASA	123,102	$1,066,050
Ottogi Corp.	70	41,817
Post Holdings, Inc. (B)	17,921	1,883,497
PPB Group BHD	72,820	326,359
QL Resources BHD	80,100	130,682
Sanderson Farms, Inc.	7,650	1,045,832
Saputo, Inc.	39,287	1,307,435
Seneca Foods Corp., Class A (B)	981	24,231
Sime Darby Plantation BHD	303,000	336,794
Standard Foods Corp.	26,402	50,506
Thai Union Group PCL, Foreign Quota Shares	29,400	16,819
The Hain Celestial Group, Inc. (B)	24,166	492,745
The Hershey Company	12,346	1,629,178
The J.M. Smucker Company	10,102	1,227,999
The Kraft Heinz Company	55,225	1,526,971
The Simply Good Foods Company (B)	7,489	160,939
Tiger Brands, Ltd.	19,253	290,882
Tingyi Cayman Islands Holding Corp.	307,100	499,214
Tootsie Roll Industries, Inc. (C)	7,146	271,262
Toyo Suisan Kaisha, Ltd.	8,100	316,413
TreeHouse Foods, Inc. (B)	15,121	788,258
Tyson Foods, Inc., Class A	26,218	1,989,684
Uni-President China Holdings, Ltd.	199,900	212,583
Uni-President Enterprises Corp.	360,805	927,301
Universal Robina Corp.	108,160	346,467
Want Want China Holdings, Ltd.	775,912	553,461
WH Group, Ltd. (A)	1,312,770	1,181,667
Wilmar International, Ltd.	359,200	860,135
Yakult Honsha Company, Ltd.	11,200	635,979
Yamazaki Baking Company, Ltd.	11,300	169,275
Yihai International Holding, Ltd. (B)	73,500	364,330

		131,166,944
Household products – 1.5%
Central Garden & Pet Company (B)	1,331	37,468
Central Garden & Pet Company, Class A (B)	4,940	126,316
Church & Dwight Company, Inc.	54,838	4,080,496
Colgate-Palmolive Company	192,159	13,378,110
Energizer Holdings, Inc.	17,105	699,937
Essity AB, B Shares	96,032	2,817,641
Henkel AG & Company KGaA	15,109	1,308,873
Kimberly-Clark Corp.	76,810	9,823,231
Kimberly-Clark de Mexico SAB de CV, Class A (B)	438,635	791,160
Lion Corp.	20,800	402,222
Oil-Dri Corp. of America	738	21,690
Pigeon Corp.	10,800	407,610
Reckitt Benckiser Group PLC	121,771	9,773,871
The Clorox Company	28,581	4,253,139
The Procter & Gamble Company	557,867	57,410,093
Unicharm Corp.	37,888	1,130,216
Unilever Indonesia Tbk PT	117,145	366,913
WD-40 Company	1,645	257,163

		107,086,149
Personal products – 0.9%
Amorepacific Corp.	1,920	288,920
AMOREPACIFIC Group	1,759	95,698
Beiersdorf AG	14,616	1,681,865
Coty, Inc., Class A	67,015	826,965
Edgewell Personal Care Company (B)	21,121	602,793
elf Beauty, Inc. (B)	3,092	31,507
Hengan International Group Company, Ltd.	112,600	828,480
Inter Parfums, Inc.	2,115	137,010

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Personal products (continued)
Kao Corp.	46,000	$3,569,654
Kobayashi Pharmaceutical Company, Ltd.	4,600	340,648
Kose Corp.	2,800	440,177
LG Household & Health Care, Ltd.	560	602,059
L’Oreal SA	37,862	10,157,619
Medifast, Inc.	1,412	182,077
Natura Cosmeticos SA	33,240	508,094
Nu Skin Enterprises, Inc., Class A	14,922	696,708
Pola Orbis Holdings, Inc.	8,600	235,857
Revlon, Inc., Class A (B)(C)	1,064	22,536
Shiseido Company, Ltd.	35,800	2,568,460
The Estee Lauder Companies, Inc., Class A	48,672	7,837,652
Unilever NV	320,458	19,289,469
Unilever PLC	201,083	12,267,214
USANA Health Sciences, Inc. (B)	1,540	109,001

		63,320,463
Tobacco – 0.6%
22nd Century Group, Inc. (B)(C)	14,440	27,580
Altria Group, Inc.	166,448	8,165,939
British American Tobacco Malaysia BHD	18,198	130,381
British American Tobacco PLC	415,901	14,446,661
Gudang Garam Tbk PT	37,482	211,778
Hanjaya Mandala Sampoerna Tbk PT	725,100	172,308
Imperial Brands PLC	172,855	4,179,696
Japan Tobacco, Inc.	103,900	2,382,273
KT&G Corp.	6,975	591,422
Philip Morris International, Inc.	138,041	10,647,102
Pyxus International, Inc. (B)(C)	1,076	19,303
Swedish Match AB	27,872	1,258,135
Turning Point Brands, Inc.	962	47,359
Universal Corp.	2,983	168,599
Vector Group, Ltd.	12,726	113,898

		42,562,434

		513,333,565
Energy – 6.1%
Energy equipment and services – 0.4%
Apergy Corp. (B)	20,884	647,613
Archrock, Inc.	15,584	138,230
Baker Hughes, a GE Company	100,256	2,146,481
C&J Energy Services, Inc. (B)	7,947	94,092
Cactus, Inc., Class A (B)	4,609	150,023
China Oilfield Services, Ltd., H Shares	275,700	245,930
Core Laboratories NV	11,939	568,774
Covia Holdings Corp. (B)	4,307	12,533
Dialog Group BHD	460,912	364,595
Diamond Offshore Drilling, Inc. (B)(C)	8,051	63,361
DMC Global, Inc.	1,742	117,829
Dril-Quip, Inc. (B)	4,357	179,726
Ensco Rowan PLC, Class A	63,822	534,190
Era Group, Inc. (B)	2,822	20,742
Exterran Corp. (B)	4,073	56,207
Forum Energy Technologies, Inc. (B)	10,406	39,751
Frank’s International NV (B)	9,435	53,685
FTS International, Inc. (B)	4,159	25,578
Halliburton Company	170,394	3,627,688
Helix Energy Solutions Group, Inc. (B)	17,282	116,826
Helmerich & Payne, Inc.	21,365	1,044,962
Independence Contract Drilling, Inc. (B)	6,862	13,655
ION Geophysical Corp. (B)	1,431	9,716
John Wood Group PLC	123,189	607,123
Keane Group, Inc. (B)	6,366	46,726

John Hancock Funds II

Portfolio of Investments — May 31, 2019 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Energy equipment and services (continued)
KLX Energy Services Holdings, Inc. (B)	2,514	$49,526
Liberty Oilfield Services, Inc., Class A (C)	5,405	68,914
Mammoth Energy Services, Inc.	1,575	16,538
Matrix Service Company (B)	3,336	60,382
McDermott International, Inc. (B)(C)	70,821	427,759
National Oilwell Varco, Inc.	74,878	1,561,206
Natural Gas Services Group, Inc. (B)	1,743	26,546
Newpark Resources, Inc. (B)	11,049	77,233
Nine Energy Service, Inc. (B)	1,861	31,451
Noble Corp. PLC (B)	29,960	58,122
Oceaneering International, Inc. (B)	38,750	635,500
Oil States International, Inc. (B)	7,297	121,422
Patterson-UTI Energy, Inc.	57,467	610,874
Pioneer Energy Services Corp. (B)	10,550	3,323
ProPetro Holding Corp. (B)	8,595	166,915
RigNet, Inc. (B)	1,860	15,512
Schlumberger, Ltd.	270,659	9,389,161
SEACOR Holdings, Inc. (B)	2,046	85,134
SEACOR Marine Holdings, Inc. (B)	2,200	30,294
Select Energy Services, Inc., Class A (B)	5,761	61,643
Solaris Oilfield Infrastructure, Inc., Class A	3,342	47,557
Superior Energy Services, Inc. (B)	18,895	30,610
TechnipFMC PLC	83,089	1,728,251
Tenaris SA	44,092	516,320
TETRA Technologies, Inc. (B)	16,236	25,003
Tidewater, Inc. (B)	3,744	79,785
Transocean, Ltd. (B)	136,618	847,032
U.S. Silica Holdings, Inc.	9,648	100,146
WorleyParsons, Ltd.	58,002	527,517

		28,325,712
Oil, gas and consumable fuels – 5.7%
Abraxas Petroleum Corp. (B)	21,576	20,607
Adaro Energy Tbk PT	1,113,245	101,072
Aker BP ASA	16,202	435,878
Anadarko Petroleum Corp.	97,560	6,865,297
Apache Corp.	73,311	1,911,218
ARC Resources, Ltd.	59,855	325,934
Arch Coal, Inc., Class A	2,076	182,999
Ardmore Shipping Corp. (B)	4,723	33,250
Banpu PCL, Foreign Quota Shares	24,700	11,640
Berry Petroleum Corp.	6,992	75,164
Bonanza Creek Energy, Inc. (B)	2,369	46,267
BP PLC	3,634,266	24,624,928
Bukit Asam Tbk PT	207,200	44,461
Cabot Oil & Gas Corp.	82,677	2,068,579
California Resources Corp. (B)(C)	5,559	90,056
Callon Petroleum Company (B)	89,485	559,281
Caltex Australia, Ltd.	44,594	814,792
Cameco Corp.	65,509	661,100
Canadian Natural Resources, Ltd.	195,400	5,278,229
Carrizo Oil & Gas, Inc. (B)	10,853	110,484
Cenovus Energy, Inc.	170,212	1,395,345
Chesapeake Energy Corp. (B)(C)	281,849	541,150
Chevron Corp.	371,053	42,244,384
China Coal Energy Company, Ltd., H Shares	301,900	123,272
China Petroleum & Chemical Corp., H Shares	3,990,139	2,651,145
China Shenhua Energy Company, Ltd., H Shares	529,900	1,092,169
Cimarex Energy Company	19,813	1,133,105
Clean Energy Fuels Corp. (B)	17,579	46,936
CNOOC, Ltd.	2,790,116	4,533,052

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
CNX Resources Corp. (B)	53,361	$411,947
Concho Resources, Inc.	39,173	3,839,346
ConocoPhillips	221,532	13,061,527
CONSOL Energy, Inc. (B)	3,332	87,365
Cosan SA	27,694	332,699
CVR Energy, Inc.	2,207	93,731
Delek US Holdings, Inc.	9,891	302,764
Denbury Resources, Inc. (B)	56,086	80,764
Devon Energy Corp.	81,092	2,040,275
DHT Holdings, Inc.	11,437	63,590
Diamondback Energy, Inc.	30,175	2,958,961
Dorian LPG, Ltd. (B)	3,906	27,576
Earthstone Energy, Inc., Class A (B)	2,701	14,774
Ecopetrol SA	3,018,944	2,471,079
Empresas COPEC SA	20,819	215,374
Enagas SA	35,145	960,606
Enbridge, Inc.	326,777	12,030,500
Encana Corp.	242,527	1,279,386
Energy Fuels, Inc. (B)(C)	11,337	30,837
Eni SpA	240,240	3,618,619
EOG Resources, Inc.	113,276	9,275,039
EQT Corp.	68,702	1,257,247
Equinor ASA (C)	177,135	3,383,608
Equitrans Midstream Corp.	54,928	1,090,870
Evolution Petroleum Corp.	3,981	24,324
Exxaro Resources, Ltd.	29,954	349,107
Exxon Mobil Corp.	827,422	58,556,655
Formosa Petrochemical Corp.	90,900	332,435
Frontline, Ltd. (B)(C)	9,278	72,740
Galp Energia SGPS SA	77,516	1,164,418
GasLog, Ltd.	4,876	70,214
Golar LNG, Ltd.	11,460	208,457
Green Plains, Inc.	4,801	62,653
Grupa Lotos SA	12,832	294,160
GS Holdings Corp.	2,951	124,065
Gulfport Energy Corp. (B)	21,479	117,490
Halcon Resources Corp. (B)	17,552	3,753
Hess Corp.	49,710	2,776,801
HighPoint Resources Corp. (B)	14,073	26,317
HollyFrontier Corp.	30,680	1,165,226
Husky Energy, Inc.	59,756	561,041
Idemitsu Kosan Company, Ltd.	18,528	520,465
Imperial Oil, Ltd.	46,478	1,242,417
Inner Mongolia Yitai Coal Company, Ltd., Class B	156,600	171,287
Inpex Corp.	95,700	770,127
Inter Pipeline, Ltd.	67,310	1,025,885
International Seaways, Inc. (B)	2,709	48,220
IRPC PCL, Foreign Quota Shares	121,800	18,279
Jagged Peak Energy, Inc. (B)(C)	8,197	68,035
JXTG Holdings, Inc.	303,550	1,442,484
Keyera Corp.	35,067	844,763
Kinder Morgan, Inc.	380,169	7,584,372
Koninklijke Vopak NV	14,323	586,692
Kunlun Energy Company, Ltd.	498,490	458,167
Laredo Petroleum, Inc. (B)	19,653	51,884
Lundin Petroleum AB	29,376	796,962
Marathon Oil Corp.	159,840	2,101,896
Marathon Petroleum Corp.	131,547	6,049,847
Matador Resources Company (B)	40,854	671,640
Midstates Petroleum Company, Inc. (B)	2,067	13,828
MOL Hungarian Oil & Gas PLC (B)	55,533	625,207
Murphy Oil Corp.	43,779	1,087,908
NACCO Industries, Inc., Class A	518	25,879
Neste OYJ	61,059	2,061,267

John Hancock Funds II

Portfolio of Investments — May 31, 2019 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Noble Energy, Inc.	94,438	$2,020,973
Nordic American Tankers, Ltd. (C)	18,092	36,908
Northern Oil and Gas, Inc. (B)	24,353	48,462
Oasis Petroleum, Inc. (B)	105,987	551,132
Occidental Petroleum Corp.	146,375	7,285,084
Oil Search, Ltd.	244,925	1,191,302
OMV AG	23,787	1,116,424
ONEOK, Inc.	80,382	5,113,903
Origin Energy, Ltd.	316,564	1,571,552
Overseas Shipholding Group, Inc., Class A (B)	7,428	11,142
Panhandle Oil and Gas, Inc., Class A	2,217	29,375
Par Pacific Holdings, Inc. (B)	3,968	77,773
PBF Energy, Inc., Class A	32,227	850,793
PDC Energy, Inc. (B)	8,104	247,334
Peabody Energy Corp.	9,463	222,570
Pembina Pipeline Corp.	83,238	2,969,619
Penn Virginia Corp. (B)	1,528	46,604
PetroChina Company, Ltd., H Shares	3,303,239	1,832,909
Petroleo Brasileiro SA	512,709	3,688,573
Petronas Dagangan BHD	23,600	145,153
Phillips 66	81,926	6,619,621
Pioneer Natural Resources Company	32,880	4,667,645
Polski Koncern Naftowy ORLEN SA	42,074	1,061,617
Polskie Gornictwo Naftowe i Gazownictwo SA	242,003	353,523
PrairieSky Royalty, Ltd. (C)	34,907	460,743
PTT Exploration & Production PCL, Foreign Quota Shares	21,300	84,211
PTT PCL, Foreign Quota Shares	170,200	248,314
QEP Resources, Inc. (B)	63,934	441,784
Range Resources Corp.	55,920	437,294
Renewable Energy Group, Inc. (B)	4,433	69,332
Repsol SA	221,866	3,572,312
REX American Resources Corp. (B)	669	45,137
Ring Energy, Inc. (B)	7,445	26,355
Royal Dutch Shell PLC, A Shares	816,425	25,288,849
Royal Dutch Shell PLC, B Shares	678,977	21,144,788
SandRidge Energy, Inc. (B)	3,965	27,319
Santos, Ltd.	317,434	1,476,186
Scorpio Tankers, Inc.	5,631	146,575
SemGroup Corp., Class A	9,745	122,884
Seven Generations Energy, Ltd., Class A (B)	45,585	243,844
Ship Finance International, Ltd.	9,586	118,675
SilverBow Resources, Inc. (B)	941	13,428
SK Innovation Company, Ltd.	3,836	531,851
SM Energy Company	27,859	324,000
Snam SpA	206,131	1,035,277
S-Oil Corp.	2,639	185,036
Southwestern Energy Company (B)	217,472	780,724
SRC Energy, Inc. (B)	29,574	140,181
Suncor Energy, Inc.	260,658	8,032,262
Talos Energy, Inc. (B)	2,525	58,934
TC Energy Corp.	148,474	7,238,053
Teekay Corp.	8,891	28,540
Teekay Tankers, Ltd., Class A (B)	26,058	29,185
Tellurian, Inc. (B)(C)	10,427	80,184
Thai Oil PCL, Foreign Quota Shares	11,800	22,082
The Williams Companies, Inc.	236,486	6,238,501
TOTAL SA (C)	362,548	18,797,253
Tourmaline Oil Corp.	42,896	545,880
Tupras Turkiye Petrol Rafinerileri AS	25,885	582,563
Ultrapar Participacoes SA	123,402	650,353
Unit Corp. (B)	6,551	63,021

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
United Tractors Tbk PT	128,737	$229,109
Uranium Energy Corp. (B)(C)	23,837	32,180
Valero Energy Corp.	81,553	5,741,331
Vermilion Energy, Inc. (C)	24,159	506,560
W&T Offshore, Inc. (B)	11,662	48,980
Washington H. Soul Pattinson & Company, Ltd.	19,039	293,285
Woodside Petroleum, Ltd.	168,234	4,117,347
World Fuel Services Corp.	26,324	767,081
WPX Energy, Inc. (B)	106,681	1,147,888
Yanzhou Coal Mining Company, Ltd., H Shares	290,010	273,226

		405,376,533

		433,702,245
Financials – 16.6%
Banks – 7.9%
1st Source Corp.	1,762	77,105
ABN AMRO Group NV (A)	87,917	1,857,413
Absa Group, Ltd.	86,270	1,000,868
ACNB Corp.	877	31,309
Agricultural Bank of China, Ltd., H Shares	4,582,400	1,966,500
AIB Group PLC	121,528	499,946
Akbank T.A.S. (B)	597,598	614,878
Alior Bank SA (B)	12,481	171,904
Allegiance Bancshares, Inc. (B)	1,454	47,197
Alliance Bank Malaysia BHD	125,440	115,217
Amalgamated Bank, Class A	1,536	25,344
American National Bankshares, Inc.	1,176	41,019
Ameris Bancorp	5,224	184,355
Ames National Corp.	1,307	34,374
AMMB Holdings BHD	212,100	224,485
Aozora Bank, Ltd.	10,870	263,056
Arrow Financial Corp.	1,502	48,319
Associated Banc-Corp.	44,295	877,484
Atlantic Capital Bancshares, Inc. (B)	3,174	51,927
Atlantic Union Bankshares Corp.	9,274	299,550
Australia & New Zealand Banking Group, Ltd.	516,573	9,952,883
Banc of California, Inc.	5,156	68,214
BancFirst Corp.	2,081	108,691
Banco Bilbao Vizcaya Argentaria SA	1,063,324	5,765,586
Banco Bradesco SA	207,997	1,730,680
Banco de Chile	1,287,691	184,859
Banco de Credito e Inversiones SA	2,376	152,365
Banco de Sabadell SA	899,474	995,120
Banco do Brasil SA	148,194	1,958,195
Banco Espirito Santo SA (B)	322,715	355
Banco Santander Brasil SA	71,026	827,199
Banco Santander Chile	3,453,864	243,195
Banco Santander Mexico SA	529,510	776,484
Banco Santander SA	2,588,996	11,350,069
Bancolombia SA	140,177	1,551,976
BancorpSouth Bank	35,632	964,915
Bangkok Bank PCL	4,857	30,191
Bank Central Asia Tbk PT	760,730	1,556,348
Bank Handlowy w Warszawie SA	3,856	53,965
Bank Hapoalim BM	157,710	1,135,730
Bank Leumi Le-Israel BM	218,135	1,461,561
Bank Mandiri Persero Tbk PT	1,442,756	780,372
Bank Millennium SA (B)	82,486	205,646
Bank Negara Indonesia Persero Tbk PT	575,353	339,318
Bank of America Corp.	1,140,631	30,340,785
Bank of China, Ltd., H Shares	12,439,122	5,157,645
Bank of Commerce Holdings	2,801	28,850

John Hancock Funds II

Portfolio of Investments — May 31, 2019 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Bank of Communications Company, Ltd., H Shares	1,361,976	$1,067,374
Bank of Hawaii Corp.	11,120	841,339
Bank of Ireland Group PLC	145,482	777,649
Bank of Marin Bancorp	1,635	66,234
Bank of Montreal	104,443	7,582,086
Bank of Queensland, Ltd.	71,718	459,919
Bank of the Philippine Islands	108,917	168,872
Bank OZK	32,497	939,163
Bank Polska Kasa Opieki SA	23,866	661,806
Bank Rakyat Indonesia Persero Tbk PT	4,298,210	1,238,499
Bank Tabungan Negara Persero Tbk PT	320,900	55,760
BankFinancial Corp.	1,933	26,869
Bankia SA	196,015	493,990
Bankinter SA	105,333	759,965
Bankwell Financial Group, Inc.	952	27,189
Banner Corp.	3,792	191,344
Bar Harbor Bankshares	2,014	47,591
Barclays PLC	3,105,772	5,853,073
Baycom Corp. (B)	1,455	31,806
BB&T Corp.	96,970	4,533,348
BCB Bancorp, Inc.	2,175	26,622
BDO Unibank, Inc.	240,440	636,561
Bendigo & Adelaide Bank, Ltd.	87,232	678,510
Berkshire Hills Bancorp, Inc.	5,778	168,660
BNK Financial Group, Inc.	15,321	88,796
BNP Paribas SA (C)	169,122	7,755,239
BOC Hong Kong Holdings, Ltd.	551,000	2,117,751
Boston Private Financial Holdings, Inc.	10,173	104,273
Bridge Bancorp, Inc.	2,118	58,944
Brookline Bancorp, Inc.	9,536	136,842
Bryn Mawr Bank Corp.	2,400	87,744
Business First Bancshares, Inc.	1,413	34,647
Byline Bancorp, Inc. (B)	2,012	37,544
C&F Financial Corp.	475	22,829
Cadence Bancorp	14,338	265,253
CaixaBank SA	573,024	1,760,443
Cambridge Bancorp	442	36,346
Camden National Corp.	1,851	78,390
Canadian Imperial Bank of Commerce	72,682	5,511,378
Capital City Bank Group, Inc.	1,517	35,513
Capitec Bank Holdings, Ltd.	4,796	434,379
Capstar Financial Holdings, Inc.	1,427	21,162
Carolina Financial Corp.	2,546	84,527
Cathay General Bancorp	29,632	996,820
CBTX, Inc.	2,143	58,397
CenterState Bank Corp.	14,572	318,981
Central Pacific Financial Corp.	3,325	92,402
Central Valley Community Bancorp	1,540	30,215
Century Bancorp, Inc., Class A	367	32,887
Chang Hwa Commercial Bank, Ltd.	365,163	230,503
Chemical Financial Corp.	27,842	1,054,098
Chemung Financial Corp.	524	23,475
China CITIC Bank Corp., Ltd., H Shares	1,395,400	793,226
China Construction Bank Corp., H Shares	15,049,296	11,913,789
China Development Financial Holding Corp.	969,000	284,682
China Everbright Bank Company, Ltd., H Shares	377,595	170,596
China Merchants Bank Company, Ltd., H Shares	611,674	2,961,163
China Minsheng Banking Corp., Ltd., H Shares	969,700	705,643

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Chongqing Rural Commercial Bank Company, Ltd., H Shares	392,800	$201,097
CIMB Group Holdings BHD	618,300	777,123
Citigroup, Inc.	298,600	18,557,990
Citizens & Northern Corp.	1,607	44,353
Citizens Financial Group, Inc.	58,460	1,904,627
City Holding Company	1,751	127,911
Civista Bancshares, Inc.	1,897	41,165
CNB Financial Corp.	1,861	46,060
Coastal Financial Corp. (B)	1,153	18,517
Codorus Valley Bancorp, Inc.	1,371	28,818
Columbia Banking System, Inc.	8,747	291,712
Comerica, Inc.	20,190	1,389,476
Commerce Bancshares, Inc.	26,625	1,526,411
Commerzbank AG	146,398	1,025,935
Commonwealth Bank of Australia	318,684	17,320,194
Community Bank System, Inc.	5,892	364,185
Community Bankers Trust Corp.	3,473	25,283
Community Trust Bancorp, Inc.	1,803	71,381
Concordia Financial Group, Ltd.	101,600	386,521
ConnectOne Bancorp, Inc.	3,714	78,031
County Bancorp, Inc.	961	16,548
Credicorp, Ltd.	19,700	4,408,860
Credit Agricole SA	172,215	1,957,435
CTBC Financial Holding Company, Ltd.	1,310,090	869,649
Cullen/Frost Bankers, Inc.	16,981	1,549,856
Customers Bancorp, Inc. (B)	3,556	70,124
CVB Financial Corp.	13,254	272,370
Danske Bank A/S	112,863	1,849,700
DBS Group Holdings, Ltd.	331,972	5,876,067
DGB Financial Group, Inc.	9,848	66,798
DNB ASA	145,923	2,473,757
E.Sun Financial Holding Company, Ltd.	713,988	618,689
Eagle Bancorp, Inc.	3,844	204,040
East West Bancorp, Inc.	39,057	1,668,515
Enterprise Bancorp, Inc.	1,277	35,807
Enterprise Financial Services Corp.	2,692	105,499
Equity Bancshares, Inc., Class A (B)	1,691	42,072
Erste Group Bank AG (B)	48,654	1,724,398
Evans Bancorp, Inc.	701	24,598
Farmers & Merchants Bancorp, Inc.	1,123	33,185
Farmers National Banc Corp.	3,321	44,667
FB Financial Corp.	1,926	67,006
Fidelity D&D Bancorp, Inc.	366	21,777
Fidelity Southern Corp.	2,636	74,256
Fifth Third Bancorp	108,556	2,876,734
Financial Institutions, Inc.	1,949	52,681
First Bancorp (NC)	3,466	122,731
First Bancorp (PR)	25,732	256,291
First Bancorp, Inc.	1,408	35,594
First Bank	2,501	28,011
First Busey Corp.	5,150	127,257
First Business Financial Services, Inc.	1,196	27,364
First Choice Bancorp	1,304	28,336
First Commonwealth Financial Corp.	11,529	144,920
First Community Bankshares, Inc.	1,803	59,066
First Community Corp.	1,261	22,421
First Financial Bancorp	11,384	254,091
First Financial Bankshares, Inc.	26,136	1,480,866
First Financial Corp.	1,496	56,594
First Financial Holding Company, Ltd.	711,801	509,000
First Financial Northwest, Inc.	1,456	22,073
First Foundation, Inc.	4,855	63,649
First Horizon National Corp.	85,751	1,149,921
First Internet Bancorp	1,438	29,235

John Hancock Funds II

Portfolio of Investments — May 31, 2019 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
First Interstate BancSystem, Inc., Class A	3,637	$134,242
First Merchants Corp.	6,536	217,322
First Mid Bancshares, Inc.	1,567	52,369
First Midwest Bancorp, Inc.	12,589	245,360
First Northwest Bancorp	1,495	24,010
First Republic Bank	20,924	2,030,046
Flushing Financial Corp.	3,334	70,114
FNB Corp.	87,568	963,248
Franklin Financial Network, Inc.	1,651	43,339
Fukuoka Financial Group, Inc.	16,300	277,523
Fulton Financial Corp.	65,527	1,032,706
German American Bancorp, Inc.	2,768	77,144
Glacier Bancorp, Inc.	10,089	397,607
Great Southern Bancorp, Inc.	1,305	72,062
Great Western Bancorp, Inc.	6,705	208,324
Grupo Financiero Banorte SAB de CV, Series O	750,550	4,089,992
Grupo Financiero Inbursa SAB de CV, Series O	671,800	893,277
Guaranty Bancshares, Inc.	1,052	30,771
Hana Financial Group, Inc.	17,961	547,105
Hancock Whitney Corp.	33,241	1,262,493
Hang Seng Bank, Ltd.	113,495	2,848,950
Hanmi Financial Corp.	3,736	77,036
HarborOne Bancorp, Inc. (B)	1,973	35,396
Heartland Financial USA, Inc.	3,511	144,969
Heritage Commerce Corp.	5,156	61,408
Heritage Financial Corp.	4,250	119,425
Hilltop Holdings, Inc.	8,653	174,185
Home BancShares, Inc.	60,689	1,063,271
HomeTrust Bancshares, Inc.	2,057	50,355
Hong Leong Bank BHD	82,500	373,760
Hong Leong Financial Group BHD	28,800	130,594
Hope Bancorp, Inc.	14,609	188,018
Horizon Bancorp, Inc.	4,502	69,826
Howard Bancorp, Inc. (B)	1,955	27,175
HSBC Holdings PLC	3,630,248	29,591,485
Hua Nan Financial Holdings Company, Ltd.	527,305	349,410
Huntington Bancshares, Inc.	132,925	1,681,501
IBERIABANK Corp.	6,555	468,683
Independent Bank Corp. (MA)	3,892	269,910
Independent Bank Corp. (MI)	2,467	52,177
Independent Bank Group, Inc.	3,969	204,959
Industrial & Commercial Bank of China, Ltd., H Shares	10,869,623	7,768,918
Industrial Bank of Korea	14,973	174,068
ING Groep NV	809,159	8,739,959
International Bancshares Corp.	21,277	775,759
Intesa Sanpaolo SpA (C)	1,409,557	2,875,044
Investar Holding Corp.	1,304	31,153
Investors Bancorp, Inc.	27,784	289,231
Itau CorpBanca	6,573,990	51,172
Japan Post Bank Company, Ltd.	37,100	379,169
JPMorgan Chase & Co.	415,769	44,054,883
Kasikornbank PCL, Foreign Quota Shares	30,059	178,193
KB Financial Group, Inc.	23,727	872,853
KBC Group NV	41,888	2,749,456
KeyCorp	128,098	2,045,725
Komercni banka AS	9,010	340,302
Krung Thai Bank PCL	1,700	1,026
Krung Thai Bank PCL, Foreign Quota Shares	59,200	35,740

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Lakeland Bancorp, Inc.	5,417	$83,476
Lakeland Financial Corp.	2,787	122,489
LCNB Corp.	1,380	23,419
LegacyTexas Financial Group, Inc.	5,767	210,496
Level One Bancorp, Inc.	858	19,974
Live Oak Bancshares, Inc.	3,325	51,637
Lloyds Banking Group PLC	12,891,064	9,317,685
M&T Bank Corp.	17,590	2,807,364
Macatawa Bank Corp.	3,711	37,667
Malayan Banking BHD	497,333	1,070,079
Malvern Bancorp, Inc. (B)	1,108	22,049
mBank SA (B)	2,028	212,841
MBT Financial Corp.	2,561	23,408
Mebuki Financial Group, Inc.	76,900	192,167
Mediobanca Banca di Credito Finanziario SpA	57,093	525,651
Mega Financial Holding Company, Ltd.	805,275	789,440
Mercantile Bank Corp.	1,962	60,528
Metropolitan Bank & Trust Company	193,310	265,449
Metropolitan Bank Holding Corp. (B)	939	37,306
Mid Penn Bancorp, Inc.	919	22,056
Middlefield Banc Corp.	536	21,043
Midland States Bancorp, Inc.	2,748	67,326
MidSouth Bancorp, Inc.	2,323	26,157
MidWestOne Financial Group, Inc.	1,505	41,899
Mitsubishi UFJ Financial Group, Inc.	1,109,300	5,094,821
Mizrahi Tefahot Bank, Ltd. (B)	21,428	468,674
Mizuho Financial Group, Inc.	2,269,200	3,198,807
Moneta Money Bank AS (A)	56,272	183,783
MutualFirst Financial, Inc.	912	27,251
MVB Financial Corp.	1,166	18,481
National Australia Bank, Ltd.	492,345	9,032,362
National Bank Holdings Corp., Class A	3,322	116,569
National Bank of Canada	55,992	2,515,000
National Bankshares, Inc.	973	36,935
NBT Bancorp, Inc.	5,072	182,338
Nedbank Group, Ltd.	47,954	863,071
Nicolet Bankshares, Inc. (B)	979	57,262
Nordea Bank ABP	481,554	3,399,037
Northeast Bank	1,153	23,821
Northrim BanCorp, Inc.	1,003	33,530
Norwood Financial Corp.	860	27,563
OFG Bancorp	5,099	95,759
Old Line Bancshares, Inc.	2,055	50,615
Old National Bancorp	17,931	285,820
Old Second Bancorp, Inc.	3,682	44,920
Opus Bank	2,382	47,807
Origin Bancorp, Inc.	2,168	72,324
Orrstown Financial Services, Inc.	1,337	28,398
OTP Bank Nyrt	33,738	1,406,968
Oversea-Chinese Banking Corp., Ltd.	591,378	4,557,680
Pacific City Financial Corp.	1,700	29,019
Pacific Mercantile Bancorp (B)	2,622	20,373
Pacific Premier Bancorp, Inc.	5,644	159,725
PacWest Bancorp	32,541	1,182,540
Park National Corp.	1,631	154,113
Parke Bancorp, Inc.	1,132	22,980
Peapack Gladstone Financial Corp.	2,352	63,598
Penns Woods Bancorp, Inc.	684	28,619
Peoples Bancorp, Inc.	2,143	66,240
Peoples Financial Services Corp.	915	39,711
People’s United Financial, Inc.	52,169	801,838
People’s Utah Bancorp	1,832	51,296
Pinnacle Financial Partners, Inc.	19,641	1,039,991

John Hancock Funds II

Portfolio of Investments — May 31, 2019 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Postal Savings Bank of China Company, Ltd., H Shares (A)	1,242,300	$742,992
Powszechna Kasa Oszczednosci Bank Polski SA	122,623	1,257,277
Preferred Bank	1,725	75,503
Premier Financial Bancorp, Inc.	1,776	27,723
Prosperity Bancshares, Inc.	17,854	1,157,118
Public Bank BHD	372,762	2,098,424
QCR Holdings, Inc.	1,669	53,542
Raiffeisen Bank International AG	24,029	558,017
RBB Bancorp	1,954	36,169
Regions Financial Corp.	129,232	1,787,279
Reliant Bancorp, Inc.	1,417	30,834
Renasant Corp.	5,819	196,682
Republic Bancorp, Inc., Class A	1,055	48,361
Republic First Bancorp, Inc. (B)	6,113	29,587
Resona Holdings, Inc.	197,300	831,466
RHB Bank BHD	128,941	179,328
Royal Bank of Canada	233,239	17,529,164
Royal Bank of Scotland Group PLC	873,086	2,355,711
S&T Bancorp, Inc.	3,936	148,387
Sandy Spring Bancorp, Inc.	4,049	130,175
Santander Bank Polska SA	4,992	474,661
SB One Bancorp	1,312	28,798
Seacoast Banking Corp. of Florida (B)	5,285	122,559
Security Bank Corp.	26,430	88,623
Select Bancorp, Inc. (B)	2,172	24,001
ServisFirst Bancshares, Inc.	5,692	178,387
Seven Bank, Ltd.	52,400	133,682
Shinhan Financial Group Company, Ltd.	25,421	945,547
Shinsei Bank, Ltd.	14,500	204,995
Shore Bancshares, Inc.	2,226	34,169
Sierra Bancorp	1,878	46,574
Signature Bank	14,852	1,701,297
Simmons First National Corp., Class A	10,879	248,150
SinoPac Financial Holdings Company, Ltd.	754,772	292,763
Skandinaviska Enskilda Banken AB, Series A	257,547	2,284,825
SmartFinancial, Inc. (B)	1,748	35,851
Societe Generale SA	115,529	2,890,150
South State Corp.	4,268	281,219
Southern First Bancshares, Inc. (B)	1,037	36,948
Southern National Bancorp of Virginia, Inc.	2,632	36,348
Southside Bancshares, Inc.	3,741	121,844
Spirit of Texas Bancshares, Inc. (B)	1,330	29,473
Standard Bank Group, Ltd.	155,769	2,126,366
Standard Chartered PLC	509,385	4,417,697
Sterling Bancorp	57,312	1,106,695
Stock Yards Bancorp, Inc.	2,547	84,892
Sumitomo Mitsui Financial Group, Inc.	125,379	4,344,618
Sumitomo Mitsui Trust Holdings, Inc.	31,138	1,137,686
Summit Financial Group, Inc.	1,494	36,977
SunTrust Banks, Inc.	56,285	3,377,663
SVB Financial Group (B)	6,683	1,345,956
Svenska Handelsbanken AB, A Shares	241,359	2,372,112
Swedbank AB, A Shares	143,667	2,060,470
Synovus Financial Corp.	42,892	1,370,828
Taishin Financial Holding Company, Ltd.	700,647	312,432
Taiwan Business Bank	246,769	100,987
Taiwan Cooperative Financial Holding Company, Ltd.	632,524	410,913
TCF Financial Corp.	44,187	842,204
Texas Capital Bancshares, Inc. (B)	13,550	776,415

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
The Bancorp, Inc. (B)	6,207	$55,242
The Bank of East Asia, Ltd.	187,893	585,409
The Bank of Kyoto, Ltd.	4,900	190,294
The Bank of Nova Scotia	199,736	10,131,622
The Bank of NT Butterfield & Son, Ltd.	6,667	220,144
The Bank of Princeton	870	24,404
The Chiba Bank, Ltd.	57,200	272,397
The Community Financial Corp.	895	27,772
The First Bancshares, Inc.	1,606	47,859
The First of Long Island Corp.	3,097	66,121
The PNC Financial Services Group, Inc.	57,601	7,330,303
The Shanghai Commercial & Savings Bank, Ltd.	225,000	413,240
The Shizuoka Bank, Ltd.	40,400	317,865
The Siam Commercial Bank PCL, Foreign Quota Shares	30,809	126,344
The Toronto-Dominion Bank	296,804	16,228,038
TMB Bank PCL	161,900	9,664
TMB Bank PCL, Foreign Quota Shares	154,200	9,205
Tompkins Financial Corp.	1,731	136,801
Towne Bank	7,687	194,942
TriCo Bancshares	2,951	110,072
TriState Capital Holdings, Inc. (B)	3,086	63,479
Triumph Bancorp, Inc. (B)	2,971	83,396
Trustmark Corp.	25,278	803,082
Turkiye Garanti Bankasi AS (B)	482,692	655,939
Turkiye Halk Bankasi AS	128,442	116,918
Turkiye Is Bankasi AS, Class C (B)	330,298	290,533
U.S. Bancorp	191,055	9,590,961
UMB Financial Corp.	17,262	1,065,756
Umpqua Holdings Corp.	59,471	949,752
UniCredit SpA	190,723	2,162,222
United Bankshares, Inc.	39,112	1,399,427
United Community Banks, Inc.	9,455	250,652
United Overseas Bank, Ltd.	249,057	4,266,429
Unity Bancorp, Inc.	1,116	22,487
Univest Financial Corp.	3,500	83,580
Valley National Bancorp	128,193	1,258,855
Veritex Holdings, Inc.	5,299	134,754
Washington Trust Bancorp, Inc.	1,748	85,809
Webster Financial Corp.	24,906	1,102,838
Wells Fargo & Company	519,924	23,069,028
WesBanco, Inc.	6,190	219,931
Westamerica Bancorporation	3,102	185,779
Westpac Banking Corp.	618,545	11,818,038
Wintrust Financial Corp.	15,227	1,031,477
Woori Financial Group, Inc.	28,285	330,350
Yamaguchi Financial Group, Inc.	18,100	133,416
Zions Bancorp NA	23,639	1,018,132

		565,501,566
Capital markets – 3.0%
3i Group PLC	176,720	2,345,963
Affiliated Managers Group, Inc.	10,859	910,201
Ameriprise Financial, Inc.	28,264	3,906,933
Amundi SA (A)(C)	9,105	590,009
Artisan Partners Asset Management, Inc., Class A	5,913	139,842
ASX, Ltd.	34,832	1,825,029
B. Riley Financial, Inc.	2,696	53,462
B3 SA - Brasil Bolsa Balcao	355,276	3,311,062
BlackRock, Inc.	25,383	10,548,159
Blucora, Inc. (B)	5,812	179,998
BrightSphere Investment Group PLC	9,854	105,832
Brookfield Asset Management, Inc., Class A	138,133	6,336,376

John Hancock Funds II

Portfolio of Investments — May 31, 2019 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
Cboe Global Markets, Inc.	23,405	$2,540,379
China Cinda Asset Management Company, Ltd., H Shares	1,387,100	322,285
China Ding Yi Feng Holdings, Ltd. (D)	152,000	380,700
China Everbright, Ltd.	144,984	232,023
China Galaxy Securities Company, Ltd., H Shares	554,100	297,859
China Huarong Asset Management Company, Ltd., H Shares (A)	1,577,200	267,628
China International Capital Corp., Ltd., H Shares (A)	189,000	343,888
CI Financial Corp.	42,531	638,468
CITIC Securities Company, Ltd., H Shares	358,600	654,407
CME Group, Inc.	74,629	14,337,723
Cohen & Steers, Inc.	2,740	140,343
Cowen, Inc., Class A (B)	3,420	51,813
Credit Suisse Group AG (B)	499,406	5,650,727
Daiwa Securities Group, Inc.	152,218	662,130
Deutsche Bank AG	286,809	1,945,013
Deutsche Boerse AG	27,616	3,800,760
Diamond Hill Investment Group, Inc.	415	59,553
Donnelley Financial Solutions, Inc. (B)	4,234	52,205
E*TRADE Financial Corp.	51,379	2,301,779
Eaton Vance Corp.	31,042	1,186,425
Evercore, Inc., Class A	11,051	853,469
FactSet Research Systems, Inc.	10,252	2,852,106
Federated Investors, Inc., Class B	37,476	1,144,142
Focus Financial Partners, Inc., Class A (B)	3,288	92,228
Franklin Resources, Inc.	61,652	1,961,767
GAIN Capital Holdings, Inc.	3,555	13,829
GF Securities Company, Ltd., H Shares	228,600	261,077
Greenhill & Company, Inc.	2,175	32,560
Guotai Junan Securities Company, Ltd., H Shares (A)	118,900	203,237
Haitong Securities Company, Ltd., H Shares	507,500	521,466
Hamilton Lane, Inc., Class A	2,003	98,467
Hargreaves Lansdown PLC	51,568	1,471,763
Hong Kong Exchanges & Clearing, Ltd.	177,077	5,636,204
Houlihan Lokey, Inc.	4,021	181,789
Huatai Securities Company, Ltd., H Shares (A)	256,900	407,511
IGM Financial, Inc.	16,485	447,373
Interactive Brokers Group, Inc., Class A	20,275	1,029,970
Intercontinental Exchange, Inc.	118,585	9,748,873
INTL. FCStone, Inc. (B)	1,907	66,287
Invesco, Ltd.	82,838	1,618,655
Investec PLC	123,517	717,538
Investec, Ltd.	34,108	201,118
Janus Henderson Group PLC	44,461	903,448
Japan Exchange Group, Inc.	47,998	739,529
Julius Baer Group, Ltd. (B)	43,756	1,724,790
Korea Investment Holdings Company, Ltd.	2,562	155,637
Ladenburg Thalmann Financial Services, Inc.	12,795	40,944
Legg Mason, Inc.	23,095	822,644
London Stock Exchange Group PLC	56,713	3,786,823
Macquarie Group, Ltd.	58,329	4,853,119
MarketAxess Holdings, Inc.	10,151	3,023,171
Mirae Asset Daewoo Company, Ltd.	24,118	150,723
Moelis & Company, Class A	5,406	171,803
Moody’s Corp.	34,662	6,338,987

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
Morgan Stanley	270,896	$11,022,758
MSCI, Inc.	17,589	3,869,756
Nasdaq, Inc.	24,157	2,189,590
Natixis SA (C)	142,823	654,197
NH Investment & Securities Company, Ltd.	8,590	97,192
Noah Holdings, Ltd., ADR (B)	4,500	172,125
Nomura Holdings, Inc.	326,600	1,021,998
Northern Trust Corp.	45,559	3,896,206
Oppenheimer Holdings, Inc., Class A	1,245	30,677
Partners Group Holding AG	3,370	2,362,284
Piper Jaffray Companies	1,743	123,439
PJT Partners, Inc., Class A	2,398	88,486
Pzena Investment Management, Inc., Class A	2,587	22,869
Raymond James Financial, Inc.	26,478	2,186,553
Reinet Investments SCA	17,676	280,470
S&P Global, Inc.	51,856	11,090,961
Safeguard Scientifics, Inc. (B)	2,757	33,112
Samsung Securities Company, Ltd.	3,848	114,035
SBI Holdings, Inc.	22,364	513,188
Schroders PLC	22,559	830,986
SEI Investments Company	34,801	1,748,750
Singapore Exchange, Ltd.	148,400	798,128
St. James’s Place PLC	95,788	1,265,219
Standard Life Aberdeen PLC	454,311	1,535,520
State Street Corp.	78,986	4,363,977
Stifel Financial Corp.	27,746	1,488,018
T. Rowe Price Group, Inc.	49,283	4,984,483
The Bank of New York Mellon Corp.	183,239	7,822,473
The Charles Schwab Corp.	247,449	10,296,353
The Goldman Sachs Group, Inc.	71,442	13,037,451
UBS Group AG (B)	752,709	8,662,061
Virtus Investment Partners, Inc.	823	83,609
Waddell & Reed Financial, Inc., Class A (C)	9,099	146,949
Westwood Holdings Group, Inc.	1,056	30,909
WisdomTree Investments, Inc.	14,419	86,658
Yuanta Financial Holding Company, Ltd.	748,187	420,066

		215,763,527
Consumer finance – 0.6%
Acom Company, Ltd.	37,200	123,952
AEON Financial Service Company, Ltd.	10,500	167,051
American Express Company	144,255	16,547,491
Capital One Financial Corp.	97,597	8,380,654
Credit Saison Company, Ltd.	15,200	162,971
Discover Financial Services	68,500	5,106,675
Encore Capital Group, Inc. (B)(C)	3,167	108,755
Enova International, Inc. (B)	4,058	86,638
EZCORP, Inc., Class A (B)	6,403	56,218
FirstCash, Inc.	5,170	489,702
Green Dot Corp., Class A (B)	18,667	866,335
LendingClub Corp. (B)	39,193	117,579
Muangthai Capital PCL Foreign Quota Shares	10,800	18,384
Navient Corp.	58,633	764,574
Nelnet, Inc., Class A	2,247	133,135
PRA Group, Inc. (B)	5,558	153,456
Regional Management Corp. (B)	1,207	29,777
Samsung Card Company, Ltd.	1,605	49,634
SLM Corp.	117,640	1,118,756
Synchrony Financial	136,227	4,581,314
World Acceptance Corp. (B)	750	99,218

		39,162,269

John Hancock Funds II

Portfolio of Investments — May 31, 2019 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified financial services – 1.4%
AMP, Ltd.	530,708	$795,929
Ayala Corp.	31,145	549,025
Banco Latinoamericano de Comercio Exterior SA	3,639	72,598
Berkshire Hathaway, Inc., Class B (B)	405,621	80,077,698
Cannae Holdings, Inc. (B)	8,298	211,018
Chailease Holding Company, Ltd.	88,160	324,878
Challenger, Ltd.	99,436	556,342
Eurazeo SE	7,260	508,001
EXOR NV	10,344	647,211
Far East Horizon, Ltd.	335,300	357,477
FGL Holdings	17,750	141,113
First Eagle Private Credit LLC (B)(D)	5,608	1,456
FirstRand, Ltd.	405,565	1,862,105
Groupe Bruxelles Lambert SA	13,546	1,261,672
Grupo de Inversiones Suramericana SA	143,235	1,410,288
GT Capital Holdings, Inc.	11,030	182,660
Haci Omer Sabanci Holding AS	193,633	257,611
Industrivarden AB, C Shares	26,408	532,690
Investor AB, B Shares	72,362	3,125,225
Jefferies Financial Group, Inc.	54,865	969,465
Kinnevik AB, B Shares	38,266	974,594
L E Lundbergforetagen AB, B Shares	12,140	398,218
Marlin Business Services Corp.	1,196	26,671
Metro Pacific Investments Corp.	1,726,600	149,154
Mitsubishi UFJ Lease & Finance Company, Ltd.	39,100	194,012
On Deck Capital, Inc. (B)	6,517	26,198
Onex Corp.	14,528	828,621
ORIX Corp.	125,700	1,772,210
Pargesa Holding SA, Bearer Shares	7,396	546,994
PSG Group, Ltd.	17,962	299,626
Remgro, Ltd.	63,697	809,232
RMB Holdings, Ltd.	84,631	478,387
Tokyo Century Corp.	4,100	165,077
Wendel SA	4,092	520,809

		101,034,265
Insurance – 3.5%
Admiral Group PLC	38,622	1,005,195
Aegon NV	388,539	1,775,036
Aflac, Inc.	82,738	4,244,459
Ageas	32,136	1,569,428
AIA Group, Ltd.	1,802,309	16,931,255
Alleghany Corp. (B)	3,900	2,586,870
Allianz SE	62,214	13,776,073
Ambac Financial Group, Inc. (B)	5,360	81,472
American Equity Investment Life Holding Company	10,810	306,031
American Financial Group, Inc.	19,040	1,869,728
American International Group, Inc.	95,876	4,896,387
AMERISAFE, Inc.	2,309	137,547
Aon PLC	26,464	4,765,372
Argo Group International Holdings, Ltd.	3,903	275,122
Arthur J. Gallagher & Company	20,296	1,708,923
Assicurazioni Generali SpA	115,133	2,016,856
Assurant, Inc.	6,803	680,028
Aviva PLC	723,193	3,697,154
AXA SA	295,077	7,264,920
Baloise Holding AG	9,928	1,651,135
BB Seguridade Participacoes SA	124,708	948,352
Brighthouse Financial, Inc. (B)	31,565	1,120,242
Brown & Brown, Inc.	62,593	1,976,061
Cathay Financial Holding Company, Ltd.	669,890	865,312
China Life Insurance Company, Ltd.	254,703	196,774

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
China Life Insurance Company, Ltd., H Shares	1,177,076	$2,741,763
China Pacific Insurance Group Company, Ltd., H Shares	418,779	1,551,640
China Reinsurance Group Corp., H Shares	1,015,300	185,205
China Taiping Insurance Holdings Company, Ltd.	259,400	666,745
Chubb, Ltd.	50,545	7,383,108
Cincinnati Financial Corp.	16,709	1,641,492
Citizens, Inc. (B)(C)	6,643	42,582
CNO Financial Group, Inc.	63,202	992,903
CNP Assurances	28,972	620,943
Dai-ichi Life Holdings, Inc.	105,000	1,508,120
DB Insurance Company, Ltd.	3,378	174,654
Direct Line Insurance Group PLC	263,276	1,052,510
Discovery, Ltd.	45,961	437,389
eHealth, Inc. (B)	2,667	188,184
EMC Insurance Group, Inc.	1,167	42,105
Employers Holdings, Inc.	3,868	160,677
Enstar Group, Ltd. (B)	1,448	238,051
Everest Re Group, Ltd.	4,485	1,110,755
Fairfax Financial Holdings, Ltd.	4,775	2,190,367
FBL Financial Group, Inc., Class A	1,221	75,165
FedNat Holding Company	1,569	21,213
First American Financial Corp.	30,044	1,551,773
Fubon Financial Holding Company, Ltd.	558,659	763,931
Genworth Financial, Inc., Class A (B)	196,358	571,402
Gjensidige Forsikring ASA	32,929	641,185
Global Indemnity, Ltd.	1,068	31,720
Goosehead Insurance, Inc., Class A	1,276	46,740
Great-West Lifeco, Inc.	53,026	1,200,500
Greenlight Capital Re, Ltd., Class A (B)	3,933	39,920
Hannover Rueck SE	9,266	1,386,972
Hanwha Life Insurance Company, Ltd.	21,011	56,603
HCI Group, Inc.	899	36,544
Health Insurance Innovations, Inc., Class A (B)(C)	1,633	42,115
Heritage Insurance Holdings, Inc.	2,563	37,497
Horace Mann Educators Corp.	5,052	204,657
Hyundai Marine & Fire Insurance Company, Ltd.	4,343	112,219
iA Financial Corp., Inc.	21,399	803,017
Independence Holding Company	631	23,555
Insurance Australia Group, Ltd.	426,239	2,255,071
Intact Financial Corp.	24,288	2,088,272
Investors Title Company	199	30,728
IRB Brasil Resseguros SA	24,800	643,898
James River Group Holdings, Ltd.	3,131	139,643
Japan Post Holdings Company, Ltd.	155,100	1,717,745
Kemper Corp.	22,789	1,891,259
Kingstone Companies, Inc.	1,434	12,791
Kinsale Capital Group, Inc.	2,370	198,582
Legal & General Group PLC	1,103,921	3,577,057
Liberty Holdings, Ltd.	19,103	143,043
Lincoln National Corp.	22,527	1,339,230
Loews Corp.	30,207	1,551,432
Mapfre SA	195,595	573,339
Marsh & McLennan Companies, Inc.	55,697	5,324,633
MBIA, Inc. (B)	10,932	96,967
Medibank Pvt., Ltd.	514,930	1,178,356
Mercury General Corp.	7,322	422,113
MetLife, Inc.	105,556	4,877,743
MMI Holdings, Ltd.	124,672	160,751
MS&AD Insurance Group Holdings, Inc.	46,968	1,484,811

John Hancock Funds II

Portfolio of Investments — May 31, 2019 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Muenchener Rueckversicherungs-Gesellschaft AG	22,149	$5,341,265
National General Holdings Corp.	7,854	178,443
National Western Life Group, Inc., Class A	280	74,659
New China Life Insurance Company, Ltd., H Shares	132,000	613,975
NI Holdings, Inc. (B)	1,456	24,665
NN Group NV	65,949	2,503,476
Old Mutual, Ltd.	611,679	882,567
Old Republic International Corp.	76,818	1,693,837
Orange Life Insurance, Ltd. (A)	2,486	75,839
PICC Property & Casualty Company, Ltd., H Shares	1,095,848	1,185,546
Ping An Insurance Group Company of China, Ltd., H Shares	819,110	9,089,014
Porto Seguro SA	18,023	243,433
Poste Italiane SpA (A)	54,070	524,108
Power Corp. of Canada	55,794	1,176,066
Power Financial Corp.	50,922	1,124,232
Powszechny Zaklad Ubezpieczen SA	88,585	956,812
Primerica, Inc.	16,676	1,915,405
Principal Financial Group, Inc.	28,541	1,471,859
ProAssurance Corp.	6,483	243,242
Protective Insurance Corp., Class B	1,375	23,581
Prudential Financial, Inc.	45,099	4,166,246
Prudential PLC	472,686	9,421,149
QBE Insurance Group, Ltd.	245,160	1,977,452
Rand Merchant Investment Holdings, Ltd.	95,710	216,264
Reinsurance Group of America, Inc.	16,919	2,505,027
RenaissanceRe Holdings, Ltd.	11,380	1,985,127
RLI Corp.	4,753	408,188
RSA Insurance Group PLC	193,065	1,348,224
Safety Insurance Group, Inc.	1,764	160,753
Sampo OYJ, A Shares	72,415	3,131,035
Samsung Fire & Marine Insurance Company, Ltd.	1,971	448,496
Samsung Life Insurance Company, Ltd.	4,617	312,870
Sanlam, Ltd.	220,071	1,150,388
SCOR SE	25,419	1,045,759
Selective Insurance Group, Inc.	6,990	500,834
Shin Kong Financial Holding Company, Ltd.	908,694	252,399
Sompo Holdings, Inc.	31,260	1,179,180
Sony Financial Holdings, Inc.	17,900	394,861
State Auto Financial Corp.	2,050	70,090
Stewart Information Services Corp.	2,817	115,863
Sul America SA	37,394	332,681
Sun Life Financial, Inc.	102,125	3,963,804
Suncorp Group, Ltd.	239,815	2,160,180
Swiss Life Holding AG	6,834	3,108,307
Swiss Re AG	60,290	5,720,308
T&D Holdings, Inc.	56,000	580,568
The Allstate Corp.	36,605	3,496,144
The Hanover Insurance Group, Inc.	10,937	1,336,064
The Hartford Financial Services Group, Inc.	39,638	2,087,337
The People’s Insurance Company Group of China, Ltd., H Shares	1,372,900	539,919
The Progressive Corp.	64,385	5,104,443
The Travelers Companies, Inc.	29,044	4,227,935
Third Point Reinsurance, Ltd. (B)	9,071	92,161
Tiptree, Inc.	3,738	22,615
Tokio Marine Holdings, Inc.	62,414	3,093,142

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Torchmark Corp.	11,183	$956,258
Trupanion, Inc. (B)(C)	3,179	93,240
Tryg A/S	19,927	622,832
United Fire Group, Inc.	2,532	118,852
United Insurance Holdings Corp.	2,657	35,816
Universal Insurance Holdings, Inc.	3,850	111,804
Unum Group	23,667	745,274
W.R. Berkley Corp.	38,974	2,424,183
Willis Towers Watson PLC	14,236	2,498,418
ZhongAn Online P&C Insurance Company, Ltd., H Shares (A)(B)(C)	39,300	112,400
Zurich Insurance Group AG	29,777	9,648,638

		249,994,669
Investment companies – 0.0%
Neoplux Company, Ltd. (B)	255	878
Mortgage real estate investment trusts – 0.1%
AG Mortgage Investment Trust, Inc.	3,406	52,521
Anworth Mortgage Asset Corp.	12,581	47,682
Apollo Commercial Real Estate Finance, Inc.	14,513	266,749
Arbor Realty Trust, Inc.	8,660	106,605
Ares Commercial Real Estate Corp.	3,277	48,106
Arlington Asset Investment Corp., Class A	3,781	25,295
ARMOUR Residential REIT, Inc.	5,819	101,251
Blackstone Mortgage Trust, Inc., Class A	13,423	473,295
Capstead Mortgage Corp.	10,346	81,837
Cherry Hill Mortgage Investment Corp.	2,011	32,779
Colony Credit Real Estate, Inc.	10,337	157,226
Dynex Capital, Inc.	8,393	46,162
Exantas Capital Corp.	3,973	43,306
Granite Point Mortgage Trust, Inc.	5,951	110,629
Great Ajax Corp.	2,409	30,594
Invesco Mortgage Capital, Inc.	15,292	235,344
KKR Real Estate Finance Trust, Inc.	2,401	47,492
Ladder Capital Corp.	11,043	175,584
New York Mortgage Trust, Inc.	20,597	124,406
Orchid Island Capital, Inc.	6,043	36,741
PennyMac Mortgage Investment Trust	6,857	142,626
Ready Capital Corp.	2,156	31,413
Redwood Trust, Inc.	11,160	177,779
TPG RE Finance Trust, Inc.	3,709	71,102
Western Asset Mortgage Capital Corp.	5,590	54,167

		2,720,691
Thrifts and mortgage finance – 0.1%
Axos Financial, Inc. (B)	6,959	190,050
Bridgewater Bancshares, Inc. (B)	3,057	33,566
Capitol Federal Financial, Inc.	15,623	207,473
Columbia Financial, Inc. (B)	6,044	92,292
Dime Community Bancshares, Inc.	3,918	69,662
Entegra Financial Corp. (B)	997	29,561
ESSA Bancorp, Inc.	1,698	25,725
Essent Group, Ltd. (B)	11,539	541,756
Federal Agricultural Mortgage Corp., Class C	1,090	74,589
First Defiance Financial Corp.	2,390	64,769
Flagstar Bancorp, Inc.	3,413	107,441
FS Bancorp, Inc.	548	25,838
Hingham Institution for Savings	163	29,431
Home Bancorp, Inc.	1,050	37,433
HomeStreet, Inc. (B)	3,073	87,427
Kearny Financial Corp.	10,750	144,158
LendingTree, Inc. (B)	2,978	1,118,954
Luther Burbank Corp.	2,717	27,034

John Hancock Funds II

Portfolio of Investments — May 31, 2019 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Thrifts and mortgage finance (continued)
Merchants Bancorp	2,028	$36,910
Meridian Bancorp, Inc.	6,164	106,452
Meta Financial Group, Inc.	3,577	93,610
MGIC Investment Corp. (B)	42,808	580,048
Mr. Cooper Group, Inc. (B)	8,956	67,797
New York Community Bancorp, Inc.	125,933	1,250,515
NMI Holdings, Inc., Class A (B)	7,665	208,948
Northfield Bancorp, Inc.	5,482	82,285
Northwest Bancshares, Inc.	11,026	184,906
OceanFirst Financial Corp.	5,834	138,966
Ocwen Financial Corp. (B)	15,325	23,754
OP Bancorp	2,061	19,724
Oritani Financial Corp.	4,833	77,328
PCSB Financial Corp.	2,241	44,013
PennyMac Financial Services, Inc.	2,423	51,392
Provident Financial Services, Inc.	7,187	171,338
Radian Group, Inc.	26,064	585,137
Riverview Bancorp, Inc.	3,483	26,993
Southern Missouri Bancorp, Inc.	947	30,849
Sterling Bancorp, Inc.	2,798	24,874
Territorial Bancorp, Inc.	1,245	33,491
Timberland Bancorp, Inc.	937	22,844
TrustCo Bank Corp.	11,896	87,792
United Community Financial Corp.	5,610	51,388
United Financial Bancorp, Inc.	6,383	83,234
Walker & Dunlop, Inc.	3,357	168,756
Washington Federal, Inc.	31,367	990,256
Waterstone Financial, Inc.	2,904	47,945
Western New England Bancorp, Inc.	3,527	32,307
WSFS Financial Corp.	6,159	244,451

		8,475,462

		1,182,653,327
Health care – 11.2%
Biotechnology – 1.6%
3SBio, Inc. (A)	198,300	323,577
AbbVie, Inc.	221,804	17,014,585
Abeona Therapeutics, Inc. (B)	4,231	23,017
ACADIA Pharmaceuticals, Inc. (B)	13,817	331,470
Acceleron Pharma, Inc. (B)	5,341	213,052
Achillion Pharmaceuticals, Inc. (B)	17,216	47,860
Acorda Therapeutics, Inc. (B)	5,570	51,745
Adamas Pharmaceuticals, Inc. (B)(C)	2,939	13,813
Aduro Biotech, Inc. (B)	8,228	26,741
Adverum Biotechnologies, Inc. (B)	7,249	72,852
Aeglea BioTherapeutics, Inc. (B)	2,651	16,542
Agenus, Inc. (B)	12,390	31,595
Aimmune Therapeutics, Inc. (B)	5,434	106,343
Akcea Therapeutics, Inc. (B)	1,614	33,959
Akebia Therapeutics, Inc. (B)	10,744	47,811
Albireo Pharma, Inc. (B)	1,266	41,651
Alder Biopharmaceuticals, Inc. (B)	7,242	78,358
Aldeyra Therapeutics, Inc. (B)	2,890	20,143
Alexion Pharmaceuticals, Inc. (B)	33,603	3,819,989
Allakos, Inc. (B)(C)	1,793	70,286
Allogene Therapeutics, Inc. (B)(C)	2,703	70,900
AMAG Pharmaceuticals, Inc. (B)	4,407	41,999
Amgen, Inc.	93,570	15,598,119
Amicus Therapeutics, Inc. (B)	23,149	260,889
AnaptysBio, Inc. (B)	2,599	189,233
Anika Therapeutics, Inc. (B)	1,794	68,172
Apellis Pharmaceuticals, Inc. (B)	4,541	91,229
Arbutus Biopharma Corp. (B)	5,115	9,309
Arcus Biosciences, Inc. (B)	4,154	35,226
Ardelyx, Inc. (B)	6,837	18,665
Arena Pharmaceuticals, Inc. (B)	6,067	321,612

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
ArQule, Inc. (B)	13,799	$99,215
Array BioPharma, Inc. (B)	25,692	678,783
Arrowhead Pharmaceuticals, Inc. (B)(C)	11,426	270,910
Assembly Biosciences, Inc. (B)	2,632	36,953
Atara Biotherapeutics, Inc. (B)	5,159	114,581
Athenex, Inc. (B)(C)	5,524	79,822
Athersys, Inc. (B)(C)	17,197	28,547
Audentes Therapeutics, Inc. (B)	4,583	160,955
Avid Bioservices, Inc. (B)	6,633	25,802
Avrobio, Inc. (B)	1,605	22,727
BeiGene, Ltd., ADR (B)	4,900	577,857
Bellicum Pharmaceuticals, Inc. (B)	5,994	12,348
BioCryst Pharmaceuticals, Inc. (B)	13,513	47,296
Biogen, Inc. (B)	29,579	6,486,379
Biohaven Pharmaceutical Holding Company, Ltd. (B)	3,828	216,129
BioSpecifics Technologies Corp. (B)	732	43,298
BioTime, Inc. (B)	15,312	15,159
Blueprint Medicines Corp. (B)	5,048	383,648
Calithera Biosciences, Inc. (B)	4,594	24,164
Cara Therapeutics, Inc. (B)(C)	4,069	83,659
CareDx, Inc. (B)	4,274	135,144
CASI Pharmaceuticals, Inc. (B)	6,672	21,150
Catalyst Pharmaceuticals, Inc. (B)	12,053	42,186
Celgene Corp. (B)	105,611	9,905,256
Celltrion, Inc. (B)	4,953	789,811
Cellular Biomedicine Group, Inc. (B)(C)	1,528	24,387
ChemoCentryx, Inc. (B)	2,894	32,644
Clovis Oncology, Inc. (B)	5,854	86,522
Coherus Biosciences, Inc. (B)(C)	6,478	122,434
Concert Pharmaceuticals, Inc. (B)	2,895	29,500
Constellation Pharmaceuticals, Inc. (B)	2,071	17,852
Corbus Pharmaceuticals Holdings, Inc. (B)(C)	7,119	49,904
Crinetics Pharmaceuticals, Inc. (B)	1,091	28,671
CSL, Ltd.	81,548	11,586,598
Cue Biopharma, Inc. (B)	2,855	23,582
Cyclerion Therapeutics, Inc. (B)	1,730	24,134
Cytokinetics, Inc. (B)	5,807	60,219
CytomX Therapeutics, Inc. (B)	5,691	54,975
Deciphera Pharmaceuticals, Inc. (B)	1,100	25,102
Denali Therapeutics, Inc. (B)(C)	5,639	107,536
Dicerna Pharmaceuticals, Inc. (B)	6,753	83,602
Dynavax Technologies Corp. (B)(C)	8,007	38,594
Eagle Pharmaceuticals, Inc. (B)	1,334	67,781
Editas Medicine, Inc. (B)	5,743	118,019
Eidos Therapeutics, Inc. (B)(C)	2,009	62,701
Emergent BioSolutions, Inc. (B)	5,518	220,279
Enanta Pharmaceuticals, Inc. (B)	2,043	184,830
Epizyme, Inc. (B)	7,442	102,253
Esperion Therapeutics, Inc. (B)	2,847	135,517
Exelixis, Inc. (B)	80,916	1,585,144
Fate Therapeutics, Inc. (B)	7,509	144,774
FibroGen, Inc. (B)	9,258	335,510
Five Prime Therapeutics, Inc. (B)	4,359	36,616
Flexion Therapeutics, Inc. (B)	4,229	46,646
Forty Seven, Inc. (B)	1,959	22,156
G1 Therapeutics, Inc. (B)	2,911	61,015
Genmab A/S (B)	9,671	1,662,664
Genomic Health, Inc. (B)	2,550	133,238
Geron Corp. (B)(C)	22,835	33,111
Gilead Sciences, Inc.	191,795	11,939,239
Global Blood Therapeutics, Inc. (B)	6,531	396,954
GlycoMimetics, Inc. (B)	4,366	51,693
Gossamer Bio, Inc. (B)	1,374	25,158

John Hancock Funds II

Portfolio of Investments — May 31, 2019 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Grifols SA	47,307	$1,211,090
Halozyme Therapeutics, Inc. (B)	15,331	226,132
Helixmith Company, Ltd. (B)	801	130,820
Heron Therapeutics, Inc. (B)(C)	8,448	143,869
Homology Medicines, Inc. (B)	2,177	44,062
ImmunoGen, Inc. (B)	18,679	33,622
Immunomedics, Inc. (B)(C)	18,292	239,076
Incyte Corp. (B)	26,714	2,100,522
Inovio Pharmaceuticals, Inc. (B)(C)	11,042	26,390
Insmed, Inc. (B)	9,378	227,041
Insys Therapeutics, Inc. (B)(C)	3,797	2,876
Intellia Therapeutics, Inc. (B)(C)	4,209	58,421
Intercept Pharmaceuticals, Inc. (B)	2,671	221,212
Intrexon Corp. (B)(C)	9,348	45,244
Invitae Corp. (B)	8,670	151,292
Iovance Biotherapeutics, Inc. (B)	13,092	214,054
Ironwood Pharmaceuticals, Inc. (B)	17,302	189,111
Kadmon Holdings, Inc. (B)	13,525	30,026
Karyopharm Therapeutics, Inc. (B)	6,530	36,829
Kezar Life Sciences, Inc. (B)	1,600	15,152
Kindred Biosciences, Inc. (B)	4,773	37,898
Kiniksa Pharmaceuticals, Ltd., Class A (B)	1,528	23,302
Kura Oncology, Inc. (B)	3,598	57,532
La Jolla Pharmaceutical Company (B)	3,143	16,941
Lexicon Pharmaceuticals, Inc. (B)(C)	5,945	31,984
Ligand Pharmaceuticals, Inc. (B)	8,052	864,624
MacroGenics, Inc. (B)	4,878	89,463
Madrigal Pharmaceuticals, Inc. (B)(C)	851	78,632
Magenta Therapeutics, Inc. (B)	1,835	26,901
MannKind Corp. (B)(C)	20,435	23,705
MediciNova, Inc. (B)(C)	4,991	49,511
Medy-Tox, Inc.	257	96,686
MeiraGTx Holdings PLC (B)	1,539	33,873
Minerva Neurosciences, Inc. (B)	4,015	20,918
Mirati Therapeutics, Inc. (B)	2,614	177,203
Momenta Pharmaceuticals, Inc. (B)	12,064	140,304
Myriad Genetics, Inc. (B)	8,361	207,102
Natera, Inc. (B)	4,220	96,638
Novavax, Inc. (B)(C)	2,531	14,376
OPKO Health, Inc. (B)(C)	40,093	71,766
Organovo Holdings, Inc. (B)	19,140	10,584
Palatin Technologies, Inc. (B)	28,371	38,017
PDL BioPharma, Inc. (B)	17,909	50,503
Pfenex, Inc. (B)	3,927	25,565
Pieris Pharmaceuticals, Inc. (B)	7,125	29,498
PolarityTE, Inc. (B)	1,372	8,602
Portola Pharmaceuticals, Inc. (B)(C)	7,994	222,953
Principia Biopharma, Inc. (B)	782	22,881
Progenics Pharmaceuticals, Inc. (B)	10,994	46,065
Prothena Corp. PLC (B)	5,282	49,228
PTC Therapeutics, Inc. (B)	6,287	252,109
Puma Biotechnology, Inc. (B)	3,581	52,963
Ra Pharmaceuticals, Inc. (B)	2,389	51,674
Radius Health, Inc. (B)	5,138	106,819
Recro Pharma, Inc. (B)	2,719	25,994
Regeneron Pharmaceuticals, Inc. (B)	11,785	3,555,770
REGENXBIO, Inc. (B)	3,920	168,638
Repligen Corp. (B)	4,758	330,538
Replimune Group, Inc. (B)	1,558	21,064
Retrophin, Inc. (B)	5,120	94,874
Rhythm Pharmaceuticals, Inc. (B)	1,966	49,524
Rigel Pharmaceuticals, Inc. (B)	21,466	45,723
Rocket Pharmaceuticals, Inc. (B)	3,061	49,986
Rubius Therapeutics, Inc. (B)(C)	4,313	62,366

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Sangamo Therapeutics, Inc. (B)	12,577	$110,049
Savara, Inc. (B)	3,748	40,628
Scholar Rock Holding Corp. (B)	1,881	34,498
Seres Therapeutics, Inc. (B)	3,029	10,329
SillaJen, Inc. (B)	3,526	162,545
Solid Biosciences, Inc. (B)	1,628	9,003
Sorrento Therapeutics, Inc. (B)(C)	14,341	40,298
Spark Therapeutics, Inc. (B)	3,828	417,252
Spectrum Pharmaceuticals, Inc. (B)	12,476	91,823
Spring Bank Pharmaceuticals, Inc. (B)	1,883	10,564
Stemline Therapeutics, Inc. (B)	4,981	65,401
Synlogic, Inc. (B)	2,427	18,081
Synthorx, Inc. (B)	932	13,374
Syros Pharmaceuticals, Inc. (B)	3,370	19,883
TaiMed Biologics, Inc. (B)	13,000	57,205
TG Therapeutics, Inc. (B)(C)	8,092	50,737
Tocagen, Inc. (B)	2,687	13,677
Translate Bio, Inc. (B)	3,724	39,028
Tyme Technologies, Inc. (B)(C)	13,392	15,669
Ultragenyx Pharmaceutical, Inc. (B)	6,411	352,156
United Therapeutics Corp. (B)	11,770	988,327
UNITY Biotechnology, Inc. (B)(C)	3,184	25,981
Vanda Pharmaceuticals, Inc. (B)	6,327	92,880
Veracyte, Inc. (B)	3,420	77,497
Verastem, Inc. (B)(C)	8,671	11,446
Vericel Corp. (B)	5,379	84,181
Vertex Pharmaceuticals, Inc. (B)	38,442	6,388,292
Viking Therapeutics, Inc. (B)(C)	7,522	57,844
Voyager Therapeutics, Inc. (B)	2,681	58,473
Xencor, Inc. (B)	5,723	176,497
Y-mAbs Therapeutics, Inc. (B)	981	19,983
ZIOPHARM Oncology, Inc. (B)(C)	16,831	72,037

		111,657,851
Health care equipment and supplies – 2.4%
Abbott Laboratories	245,930	18,722,651
ABIOMED, Inc. (B)	6,313	1,653,501
Accuray, Inc. (B)	11,008	40,840
Alcon, Inc. (B)	84,491	4,913,769
Align Technology, Inc. (B)	10,192	2,898,095
AngioDynamics, Inc. (B)	4,470	83,991
Antares Pharma, Inc. (B)	17,789	49,631
Asahi Intecc Company, Ltd.	9,100	464,639
AtriCure, Inc. (B)	4,518	132,377
Atrion Corp.	170	150,146
Avanos Medical, Inc. (B)	18,517	697,721
Axogen, Inc. (B)	4,165	87,173
Axonics Modulation Technologies, Inc. (B)	887	29,147
Baxter International, Inc.	66,744	4,901,679
Becton, Dickinson and Company	37,675	8,794,852
BioMerieux	6,186	505,366
Boston Scientific Corp. (B)	194,068	7,454,152
Cantel Medical Corp.	9,801	673,721
Cardiovascular Systems, Inc. (B)	4,144	161,409
Cerus Corp. (B)	16,665	78,159
Cochlear, Ltd.	10,384	1,435,493
Coloplast A/S, B Shares	18,643	1,980,629
CONMED Corp.	3,055	245,866
ConvaTec Group PLC (A)	249,385	439,117
CryoLife, Inc. (B)	4,325	124,344
CryoPort, Inc. (B)(C)	3,385	56,597
Cutera, Inc. (B)	1,761	29,673
CytoSorbents Corp. (B)	3,911	24,678
Danaher Corp.	87,977	11,613,844
Demant A/S (B)	15,758	526,268

John Hancock Funds II

Portfolio of Investments — May 31, 2019 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
DENTSPLY SIRONA, Inc.	31,162	$1,678,697
Edwards Lifesciences Corp. (B)	29,092	4,966,004
Fisher & Paykel Healthcare Corp., Ltd.	53,425	537,052
FONAR Corp. (B)	892	17,126
GenMark Diagnostics, Inc. (B)	6,459	43,211
Glaukos Corp. (B)	4,136	266,689
Globus Medical, Inc., Class A (B)	29,521	1,160,175
Haemonetics Corp. (B)	19,955	1,935,435
Hartalega Holdings BHD	171,000	212,329
Helius Medical Technologies, Inc. (B)(C)	2,610	6,812
Heska Corp. (B)	830	58,183
Hill-Rom Holdings, Inc.	17,969	1,727,719
Hologic, Inc. (B)	37,497	1,650,243
Hoya Corp.	35,900	2,484,956
ICU Medical, Inc. (B)	4,481	953,557
IDEXX Laboratories, Inc. (B)	12,043	3,007,980
Inogen, Inc. (B)	7,000	451,290
Integer Holdings Corp. (B)	3,762	263,716
Integra LifeSciences Holdings Corp. (B)	19,091	889,641
IntriCon Corp. (B)	986	25,725
Intuitive Surgical, Inc. (B)	16,031	7,452,010
Invacare Corp.	4,194	24,870
iRhythm Technologies, Inc. (B)	2,944	201,546
Koninklijke Philips NV	192,552	7,630,777
Lantheus Holdings, Inc. (B)	4,491	107,739
LeMaitre Vascular, Inc.	1,999	51,594
LivaNova PLC (B)	18,986	1,365,093
Masimo Corp. (B)	13,200	1,725,768
Medtronic PLC	187,794	17,385,969
Meridian Bioscience, Inc.	5,092	57,540
Merit Medical Systems, Inc. (B)	6,470	334,046
Mesa Laboratories, Inc.	407	101,620
Natus Medical, Inc. (B)	3,999	99,575
Neogen Corp. (B)	6,119	344,806
Neuronetics, Inc. (B)	1,639	18,881
Nevro Corp. (B)	3,558	210,313
Novocure, Ltd. (B)	8,929	474,308
NuVasive, Inc. (B)	20,125	1,166,445
Nuvectra Corp. (B)	2,215	8,395
Olympus Corp.	109,624	1,290,907
OraSure Technologies, Inc. (B)	7,554	62,698
Orthofix Medical, Inc. (B)	2,143	105,714
OrthoPediatrics Corp. (B)	1,003	38,967
Oxford Immunotec Global PLC (B)	3,198	46,755
Pulse Biosciences, Inc. (B)	1,408	16,797
Quidel Corp. (B)	4,163	230,214
ResMed, Inc.	20,066	2,289,932
Rockwell Medical, Inc. (B)(C)	6,012	27,655
RTI Surgical Holdings, Inc. (B)	7,103	30,046
SeaSpine Holdings Corp. (B)	2,011	27,410
Senseonics Holdings, Inc. (B)(C)	10,743	21,271
Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	317,200	275,958
SI-BONE, Inc. (B)	1,100	18,469
Siemens Healthineers AG (A)	21,725	845,593
Sientra, Inc. (B)	3,004	17,483
Smith & Nephew PLC	158,119	3,321,884
Sonova Holding AG	10,792	2,403,013
STAAR Surgical Company (B)	5,386	124,794
STERIS PLC	22,817	3,050,177
Straumann Holding AG	2,008	1,649,648
Stryker Corp.	43,311	7,936,308
Surmodics, Inc. (B)	1,632	66,194
Sysmex Corp.	15,800	1,092,317
Tactile Systems Technology, Inc. (B)	2,132	102,400

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
Tandem Diabetes Care, Inc. (B)	6,196	$424,798
Teleflex, Inc.	6,444	1,857,805
Terumo Corp.	57,146	1,615,390
The Cooper Companies, Inc.	6,909	2,057,431
Top Glove Corp. BHD	179,700	216,338
TransEnterix, Inc. (B)(C)	21,313	28,559
Utah Medical Products, Inc.	455	36,286
Varex Imaging Corp. (B)	4,673	124,676
Varian Medical Systems, Inc. (B)	12,711	1,604,891
ViewRay, Inc. (B)	8,081	67,880
West Pharmaceutical Services, Inc.	20,004	2,292,458
Wright Medical Group NV (B)	15,104	463,995
Zimmer Biomet Holdings, Inc.	28,625	3,261,246

		169,211,720
Health care providers and services – 1.6%
Acadia Healthcare Company, Inc. (B)(C)	23,831	767,835
Addus HomeCare Corp. (B)	1,182	80,825
Alfresa Holdings Corp.	17,700	442,600
Amedisys, Inc. (B)	11,088	1,245,293
American Renal Associates Holdings, Inc. (B)	1,974	12,811
AmerisourceBergen Corp.	21,873	1,703,032
AMN Healthcare Services, Inc. (B)	5,606	271,555
Anthem, Inc.	35,988	10,003,944
Bangkok Dusit Medical Services PCL, Foreign Quota Shares	61,812	49,890
BioScrip, Inc. (B)	16,346	33,836
BioTelemetry, Inc. (B)	4,007	191,775
Brookdale Senior Living, Inc. (B)	23,261	143,753
Bumrungrad Hospital PCL, Foreign Quota Shares	4,800	25,454
Capital Senior Living Corp. (B)	4,003	16,773
Cardinal Health, Inc.	41,730	1,755,581
Celltrion Healthcare Company, Ltd. (B)	2,992	143,115
Centene Corp. (B)	57,854	3,341,069
Chemed Corp.	4,304	1,411,454
Cigna Corp.	53,218	7,877,328
Community Health Systems, Inc. (B)	10,757	28,614
CorVel Corp. (B)	1,095	81,008
Covetrus, Inc. (B)	25,724	634,354
Cross Country Healthcare, Inc. (B)	4,758	33,829
CVS Health Corp.	181,623	9,511,597
DaVita, Inc. (B)	17,708	768,881
Diplomat Pharmacy, Inc. (B)	7,281	33,638
Encompass Health Corp.	26,614	1,568,097
Enzo Biochem, Inc. (B)	6,586	21,207
Fresenius Medical Care AG & Company KGaA	31,519	2,296,840
Fresenius SE & Company KGaA	60,785	3,082,928
Guardant Health, Inc. (B)	1,751	134,617
HCA Healthcare, Inc.	37,394	4,523,178
HealthEquity, Inc. (B)	21,232	1,387,724
Henry Schein, Inc. (B)	21,200	1,366,552
Humana, Inc.	18,983	4,648,177
IHH Healthcare BHD	282,109	370,285
Laboratory Corp. of America Holdings (B)	13,806	2,244,994
LHC Group, Inc. (B)	3,570	404,410
Life Healthcare Group Holdings, Ltd.	155,353	246,684
Magellan Health, Inc. (B)	2,960	195,449
McKesson Corp.	26,860	3,280,680
Medipal Holdings Corp.	16,000	345,364
MEDNAX, Inc. (B)	23,685	584,072
Molina Healthcare, Inc. (B)	16,847	2,396,654
National HealthCare Corp.	1,466	113,864

John Hancock Funds II

Portfolio of Investments — May 31, 2019 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
National Research Corp.	1,294	$65,981
Netcare, Ltd.	138,219	176,633
NMC Health PLC	18,898	536,568
Owens & Minor, Inc.	7,883	21,205
Patterson Companies, Inc.	32,281	678,547
PetIQ, Inc. (B)	1,924	50,467
Quest Diagnostics, Inc.	18,800	1,803,108
R1 RCM, Inc. (B)	12,371	145,236
RadNet, Inc. (B)	5,018	60,617
Ramsay Health Care, Ltd.	25,382	1,226,338
Ryman Healthcare, Ltd.	37,585	284,286
Select Medical Holdings Corp. (B)	13,324	187,202
Shanghai Pharmaceuticals Holding Company, Ltd., H Shares	135,800	268,119
Sinopharm Group Company, Ltd., H Shares	186,300	698,296
Sonic Healthcare, Ltd.	77,953	1,411,069
Surgery Partners, Inc. (B)	2,405	20,611
Suzuken Company, Ltd.	6,700	412,024
Tenet Healthcare Corp. (B)	32,589	650,476
The Ensign Group, Inc.	6,054	322,436
The Providence Service Corp. (B)	1,385	89,582
Tivity Health, Inc. (B)	5,912	108,190
Triple-S Management Corp., Class B (B)	2,660	65,170
UnitedHealth Group, Inc.	134,359	32,488,006
Universal Health Services, Inc., Class B	11,696	1,398,257
US Physical Therapy, Inc.	1,519	169,687
WellCare Health Plans, Inc. (B)	7,000	1,933,330

		115,093,061
Health care technology – 0.1%
Alibaba Health Information Technology, Ltd. (B)	549,100	520,638
Allscripts Healthcare Solutions, Inc. (B)	67,456	656,347
Castlight Health, Inc., B Shares (B)	10,280	33,616
Cerner Corp. (B)	45,418	3,177,897
Computer Programs & Systems, Inc.	1,498	38,663
Evolent Health, Inc., Class A (B)	8,385	89,216
HealthStream, Inc. (B)	3,211	80,275
HMS Holdings Corp. (B)	10,083	306,826
Inovalon Holdings, Inc., Class A (B)(C)	8,511	117,367
Inspire Medical Systems, Inc. (B)	1,812	102,324
M3, Inc.	39,800	748,484
Medidata Solutions, Inc. (B)	23,789	2,168,367
NextGen Healthcare, Inc. (B)	6,510	125,318
Omnicell, Inc. (B)	4,703	373,653
Simulations Plus, Inc.	1,481	37,129
Tabula Rasa HealthCare, Inc. (B)	2,155	97,341
Teladoc Health, Inc. (B)(C)	8,145	473,387
Vocera Communications, Inc. (B)	3,705	119,894

		9,266,742
Life sciences tools and services – 0.7%
Accelerate Diagnostics, Inc. (B)(C)	3,252	61,495
Agilent Technologies, Inc.	43,023	2,884,692
Bio-Rad Laboratories, Inc., Class A (B)	5,422	1,555,734
Bio-Techne Corp.	10,175	2,015,159
Cambrex Corp. (B)	4,111	163,618
Charles River Laboratories International, Inc. (B)	12,987	1,629,219
ChromaDex Corp. (B)	5,782	23,012
Codexis, Inc. (B)	6,238	112,908
Eurofins Scientific SE	1,723	783,276
Fluidigm Corp. (B)	4,037	52,844
Genscript Biotech Corp. (B)	143,400	310,667
Harvard Bioscience, Inc. (B)	5,391	12,238
Illumina, Inc. (B)	19,912	6,111,192

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Life sciences tools and services (continued)
IQVIA Holdings, Inc. (B)	21,434	$2,911,809
Lonza Group AG (B)	14,524	4,452,745
Luminex Corp.	5,043	106,407
Medpace Holdings, Inc. (B)	2,650	143,047
Mettler-Toledo International, Inc. (B)	3,359	2,428,859
NanoString Technologies, Inc. (B)	3,188	90,667
NeoGenomics, Inc. (B)	10,000	217,100
Pacific Biosciences of California, Inc. (B)	16,911	113,304
PerkinElmer, Inc.	15,009	1,295,877
PRA Health Sciences, Inc. (B)	15,905	1,379,441
QIAGEN NV (B)	33,444	1,273,363
Quanterix Corp. (B)	1,087	27,838
Samsung Biologics Company, Ltd. (A)(B)	993	249,729
Sartorius Stedim Biotech	4,138	573,291
Syneos Health, Inc. (B)	23,990	989,108
Thermo Fisher Scientific, Inc.	54,531	14,558,686
Waters Corp. (B)	9,687	1,944,278
Wuxi Biologics Cayman, Inc. (A)(B)	76,700	725,699

		49,197,302
Pharmaceuticals – 4.8%
Aclaris Therapeutics, Inc. (B)	4,861	22,749
Aerie Pharmaceuticals, Inc. (B)	4,357	158,682
Akorn, Inc. (B)	12,236	50,412
Allergan PLC	47,280	5,763,905
Amneal Pharmaceuticals, Inc. (B)	10,728	80,889
Amphastar Pharmaceuticals, Inc. (B)	4,359	83,911
ANI Pharmaceuticals, Inc. (B)	987	68,754
Aratana Therapeutics, Inc. (B)	5,934	27,474
Arvinas, Inc. (B)	1,079	22,573
Aspen Pharmacare Holdings, Ltd.	46,957	315,840
Assertio Therapeutics, Inc. (B)	7,733	22,658
Astellas Pharma, Inc.	177,600	2,380,006
AstraZeneca PLC	229,637	16,922,475
Aurora Cannabis, Inc. (B)(C)	112,975	858,429
Bausch Health Companies, Inc. (B)	51,219	1,063,336
Bayer AG	135,944	8,038,883
Bristol-Myers Squibb Company	246,891	11,201,445
Canopy Growth Corp. (B)(C)	33,362	1,344,748
Catalent, Inc. (B)	39,254	1,786,057
Celltrion Pharm, Inc. (B)	903	38,698
China Medical System Holdings, Ltd.	217,500	191,007
China Resources Pharmaceutical Group, Ltd. (A)	243,000	318,163
China Traditional Chinese Medicine Holdings Company, Ltd.	356,400	188,231
Chugai Pharmaceutical Company, Ltd.	21,100	1,401,972
Collegium Pharmaceutical, Inc. (B)	3,602	41,459
Corcept Therapeutics, Inc. (B)(C)	12,000	117,360
Corium International, Inc. (B)(D)	3,584	645
Cronos Group, Inc. (B)(C)	29,768	420,664
CSPC Pharmaceutical Group, Ltd.	733,100	1,182,870
Cymabay Therapeutics, Inc. (B)	7,406	89,464
Daiichi Sankyo Company, Ltd.	53,500	2,580,583
Dermira, Inc. (B)	4,317	40,321
Dova Pharmaceuticals, Inc. (B)(C)	1,701	15,003
Eisai Company, Ltd.	23,754	1,391,716
Eli Lilly & Company	130,603	15,142,112
Eloxx Pharmaceuticals, Inc. (B)	2,795	25,127
Endo International PLC (B)	27,333	135,298
Evolus, Inc. (B)	1,113	15,137
GlaxoSmithKline PLC	899,198	17,359,882
H Lundbeck A/S	10,916	437,946
Hanmi Pharm Company, Ltd.	379	129,974

John Hancock Funds II

Portfolio of Investments — May 31, 2019 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Hanmi Science Company, Ltd.	757	$43,751
Hisamitsu Pharmaceutical Company, Inc.	5,400	215,815
Horizon Therapeutics PLC (B)	21,913	522,187
Hutchison China MediTech, Ltd., ADR (B)(C)	8,300	229,163
Hypera SA	59,779	460,383
Innoviva, Inc. (B)	8,428	115,211
Intersect ENT, Inc. (B)	3,691	87,034
Intra-Cellular Therapies, Inc. (B)	5,618	72,978
Ipsen SA	5,672	677,624
Johnson & Johnson	402,717	52,816,335
Kala Pharmaceuticals, Inc. (B)	2,140	11,834
Kalbe Farma Tbk PT	1,606,810	158,633
Kyowa Hakko Kirin Company, Ltd.	24,428	459,801
Lannett Company, Inc. (B)	3,917	20,603
Luye Pharma Group, Ltd. (A)(C)	180,100	135,515
Mallinckrodt PLC (B)	32,468	282,147
Marinus Pharmaceuticals, Inc. (B)	6,099	26,287
Merck & Company, Inc.	390,329	30,917,960
Merck KGaA	18,819	1,816,079
Mitsubishi Tanabe Pharma Corp.	23,800	279,879
Mylan NV (B)	77,974	1,309,963
MyoKardia, Inc. (B)	4,163	193,913
Nektar Therapeutics (B)	26,328	824,593
Neos Therapeutics, Inc. (B)	6,578	9,407
Novartis AG	422,873	36,340,819
Novo Nordisk A/S, B Shares	286,739	13,493,452
Ocular Therapeutix, Inc. (B)(C)	4,667	13,534
Odonate Therapeutics, Inc. (B)	927	19,921
Omeros Corp. (B)(C)	5,806	103,231
Ono Pharmaceutical Company, Ltd.	35,800	631,098
Optinose, Inc. (B)(C)	2,565	19,468
Orion OYJ, Class B	16,544	541,121
Otsuka Holdings Company, Ltd.	36,900	1,233,390
Pacira BioSciences, Inc. (B)	4,895	212,981
Paratek Pharmaceuticals, Inc. (B)(C)	4,403	15,983
Perrigo Company PLC	18,903	794,304
Pfizer, Inc.	839,537	34,857,576
Phibro Animal Health Corp., Class A	2,551	75,459
Prestige Consumer Healthcare, Inc. (B)	20,312	589,657
Reata Pharmaceuticals, Inc., Class A (B)	2,307	196,718
Recordati SpA	9,742	402,422
Revance Therapeutics, Inc. (B)	4,861	52,353
Richter Gedeon NYRT	21,174	380,823
Roche Holding AG	137,020	35,988,573
Sanofi	169,315	13,673,423
Santen Pharmaceutical Company, Ltd.	34,500	494,263
Shanghai Fosun Pharmaceutical Group Company, Ltd., H Shares	86,500	254,145
Shionogi & Company, Ltd.	25,963	1,415,641
SIGA Technologies, Inc. (B)	6,457	34,480
Sihuan Pharmaceutical Holdings Group, Ltd.	596,000	133,723
Sino Biopharmaceutical, Ltd.	1,088,350	1,097,806
SSY Group, Ltd.	235,300	187,163
Sumitomo Dainippon Pharma Company, Ltd.	15,100	308,536
Supernus Pharmaceuticals, Inc. (B)	5,986	179,760
Taisho Pharmaceutical Holdings Company, Ltd.	3,400	276,271
Takeda Pharmaceutical Company, Ltd.	139,828	4,754,478
Teva Pharmaceutical Industries, Ltd., ADR (B)	138,136	1,194,876
The Medicines Company (B)(C)	8,452	301,314
TherapeuticsMD, Inc. (B)(C)	22,920	70,135

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Theravance Biopharma, Inc. (B)	5,415	$89,997
Tong Ren Tang Technologies Company, Ltd., H Shares	86,300	110,440
Tricida, Inc. (B)	2,228	81,857
UCB SA	21,243	1,624,021
Verrica Pharmaceuticals, Inc. (B)	1,481	10,560
Vifor Pharma AG	8,873	1,227,558
WaVe Life Sciences, Ltd. (B)	2,512	57,600
Xeris Pharmaceuticals, Inc. (B)	2,634	28,895
Yuhan Corp.	532	110,471
Zoetis, Inc.	72,399	7,315,919
Zogenix, Inc. (B)(C)	5,134	193,500

		344,353,668

		798,780,344
Industrials – 9.2%
Aerospace and defense – 1.8%
AAR Corp.	4,034	121,383
Aerojet Rocketdyne Holdings, Inc. (B)	8,764	338,115
Aerovironment, Inc. (B)	2,583	167,249
Airbus SE	87,501	11,203,018
Arconic, Inc.	58,305	1,276,880
Aselsan Elektronik Sanayi Ve Ticaret AS	71,676	224,675
Astronics Corp. (B)	2,642	107,450
AviChina Industry & Technology Company, Ltd., H Shares	323,300	183,623
Axon Enterprise, Inc. (B)	6,977	465,924
BAE Systems PLC	579,490	3,312,848
Bombardier, Inc., Class B (B)	347,080	521,288
CAE, Inc.	45,331	1,156,081
Cubic Corp.	3,799	214,340
Curtiss-Wright Corp.	11,532	1,285,703
Dassault Aviation SA	373	465,227
Ducommun, Inc. (B)	1,339	60,429
Embraer SA	114,208	551,547
General Dynamics Corp.	39,176	6,300,284
Harris Corp.	17,056	3,192,713
Huntington Ingalls Industries, Inc.	6,005	1,231,746
Korea Aerospace Industries, Ltd.	4,347	120,918
Kratos Defense & Security Solutions, Inc. (B)	10,804	238,228
L3 Technologies, Inc.	11,468	2,775,944
Leonardo SpA	38,393	424,733
Lockheed Martin Corp.	35,545	12,033,404
Maxar Technologies, Inc. (C)	7,029	47,657
Meggitt PLC	140,135	866,543
Mercury Systems, Inc. (B)	5,712	392,757
Moog, Inc., Class A	3,873	319,213
MTU Aero Engines AG	7,557	1,630,247
National Presto Industries, Inc.	591	57,853
Northrop Grumman Corp.	24,543	7,442,665
Raytheon Company	40,810	7,121,345
Rolls-Royce Holdings PLC (B)	307,268	3,337,495
Safran SA (C)	50,107	6,574,279
Singapore Technologies Engineering, Ltd.	289,200	824,403
Teledyne Technologies, Inc. (B)	9,762	2,301,880
Textron, Inc.	33,933	1,537,165
Thales SA (C)	15,927	1,753,274
The Boeing Company	75,974	25,953,478
The KeyW Holding Corp. (B)	5,985	67,331
TransDigm Group, Inc. (B)	7,037	3,102,965
Triumph Group, Inc.	5,989	116,127
United Technologies Corp.	117,206	14,803,118
Vectrus, Inc. (B)	1,449	51,135

John Hancock Funds II

Portfolio of Investments — May 31, 2019 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Aerospace and defense (continued)
Wesco Aircraft Holdings, Inc. (B)	6,620	$65,008

		126,339,688
Air freight and logistics – 0.3%
Air Transport Services Group, Inc. (B)	7,142	156,695
Atlas Air Worldwide Holdings, Inc. (B)	2,859	101,180
Bollore SA (C)	131,029	591,052
C.H. Robinson Worldwide, Inc.	10,293	819,632
Deutsche Post AG	144,207	4,242,641
Echo Global Logistics, Inc. (B)	3,505	68,943
Expeditors International of Washington, Inc.	12,911	898,476
FedEx Corp.	18,062	2,786,605
Forward Air Corp.	3,509	195,907
Hub Group, Inc., Class A (B)	4,005	156,035
Hyundai Glovis Company, Ltd.	1,132	154,388
Radiant Logistics, Inc. (B)	4,866	30,948
Royal Mail PLC	164,205	424,820
SG Holdings Company, Ltd.	8,900	240,366
Sinotrans, Ltd., H Shares	318,200	116,957
United Parcel Service, Inc., Class B	52,344	4,863,804
XPO Logistics, Inc. (B)	24,765	1,290,009
Yamato Holdings Company, Ltd.	29,000	585,482
ZTO Express Cayman, Inc., ADR	49,900	900,196

		18,624,136
Airlines – 0.2%
Air China, Ltd., H Shares	288,966	269,416
AirAsia Group BHD	203,446	140,507
Alaska Air Group, Inc.	9,259	538,874
Allegiant Travel Company	1,587	222,355
American Airlines Group, Inc.	30,058	818,479
ANA Holdings, Inc.	10,800	361,090
China Airlines, Ltd.	184,000	56,692
China Eastern Airlines Corp., Ltd., H Shares	220,400	121,834
China Southern Airlines Company, Ltd., H Shares	290,900	187,520
Delta Air Lines, Inc.	46,467	2,393,051
Deutsche Lufthansa AG	34,971	663,111
easyJet PLC	28,983	319,156
Eva Airways Corp.	163,185	77,663
Hawaiian Holdings, Inc.	6,055	151,254
Japan Airlines Company, Ltd.	10,900	341,806
JetBlue Airways Corp. (B)	82,623	1,423,594
Korean Air Lines Company, Ltd.	2,864	75,925
Latam Airlines Group SA	16,838	147,607
Ryanair Holdings PLC, ADR (B)	4,006	261,271
Singapore Airlines, Ltd.	101,440	673,306
SkyWest, Inc.	6,214	364,886
Southwest Airlines Company	37,410	1,780,716
Spirit Airlines, Inc. (B)	8,327	383,708
Turk Hava Yollari AO (B)	115,963	248,793
United Continental Holdings, Inc. (B)	16,850	1,308,403

		13,331,017
Building products – 0.4%
AAON, Inc.	5,022	227,949
Advanced Drainage Systems, Inc.	4,381	125,647
AGC, Inc.	17,284	553,320
Allegion PLC	12,819	1,244,084
American Woodmark Corp. (B)	1,726	125,118
AO Smith Corp.	19,244	779,382
Apogee Enterprises, Inc.	3,309	119,951
Armstrong Flooring, Inc. (B)	2,891	30,471
Assa Abloy AB, B Shares	158,846	3,091,388
Builders FirstSource, Inc. (B)	13,939	196,261

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Building products (continued)
Caesarstone, Ltd.	3,162	$43,857
Cie de Saint-Gobain	74,908	2,701,855
Continental Building Products, Inc. (B)	4,529	103,352
Cornerstone Building Brands, Inc. (B)	5,400	23,706
CSW Industrials, Inc.	1,810	115,713
Daikin Industries, Ltd.	23,500	2,842,093
Fortune Brands Home & Security, Inc.	19,074	916,696
Geberit AG	7,188	3,165,816
Gibraltar Industries, Inc. (B)	3,888	138,802
Griffon Corp.	4,450	63,991
Insteel Industries, Inc.	2,295	41,953
JELD-WEN Holding, Inc. (B)	8,422	159,092
Johnson Controls International PLC	123,864	4,771,241
KCC Corp.	346	74,928
Kingspan Group PLC	22,866	1,191,029
Lennox International, Inc.	9,673	2,554,736
LIXIL Group Corp.	25,200	322,154
Masco Corp.	39,966	1,395,613
Masonite International Corp. (B)	3,237	153,919
Patrick Industries, Inc. (B)	2,850	116,252
PGT Innovations, Inc. (B)	6,972	104,301
Quanex Building Products Corp.	4,273	66,274
Resideo Technologies, Inc. (B)	33,204	653,455
Simpson Manufacturing Company, Inc.	4,980	302,983
TOTO, Ltd.	13,400	496,718
Trex Company, Inc. (B)	23,473	1,404,155
Universal Forest Products, Inc.	7,313	235,844

		30,654,099
Commercial services and supplies – 0.6%
ABM Industries, Inc.	8,008	290,290
ACCO Brands Corp.	12,617	92,735
Advanced Disposal Services, Inc. (B)	8,761	281,579
Babcock International Group PLC	46,650	263,607
Brady Corp., Class A	5,708	264,280
Brambles, Ltd.	286,577	2,401,761
BrightView Holdings, Inc. (B)	3,644	60,891
Casella Waste Systems, Inc., Class A (B)	5,314	205,758
CECO Environmental Corp. (B)	4,016	35,542
China Everbright International, Ltd.	526,500	497,361
Cimpress NV (B)	2,693	235,638
Cintas Corp.	19,372	4,297,291
Clean Harbors, Inc. (B)	13,695	878,123
Copart, Inc. (B)	45,940	3,283,791
Country Garden Services Holdings Company, Ltd.	187,400	384,079
Covanta Holding Corp.	14,238	240,053
Dai Nippon Printing Company, Ltd.	22,700	490,293
Deluxe Corp.	17,374	646,313
Edenred	35,759	1,631,284
Ennis, Inc.	3,244	60,079
G4S PLC	281,191	742,822
Greentown Service Group Company, Ltd.	149,000	117,050
Healthcare Services Group, Inc. (C)	28,935	914,635
Heritage-Crystal Clean, Inc. (B)	1,897	47,425
Herman Miller, Inc.	22,990	815,915
HNI Corp.	17,001	563,753
Interface, Inc.	7,380	106,789
ISS A/S	25,981	731,803
Kimball International, Inc., Class B	4,620	71,333
Knoll, Inc.	5,948	116,819
LSC Communications, Inc.	4,358	21,136
Matthews International Corp., Class A	3,863	131,458
McGrath RentCorp	2,909	163,573
Mobile Mini, Inc.	5,450	167,152
MSA Safety, Inc.	13,563	1,347,891

John Hancock Funds II

Portfolio of Investments — May 31, 2019 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial services and supplies (continued)
Multi-Color Corp.	1,740	$86,548
Park24 Company, Ltd.	10,700	200,644
PICO Holdings, Inc. (B)	3,068	32,306
Pitney Bowes, Inc.	22,939	83,727
Quad/Graphics, Inc.	4,023	33,673
Republic Services, Inc.	49,294	4,169,779
Rollins, Inc.	33,718	1,266,785
RR Donnelley & Sons Company	9,002	19,984
S-1 Corp.	949	76,656
Secom Company, Ltd.	19,694	1,680,694
Securitas AB, B Shares	49,148	813,467
Societe BIC SA (C)	3,767	294,768
Sohgo Security Services Company, Ltd.	6,600	318,148
SP Plus Corp. (B)	2,774	86,077
Steelcase, Inc., Class A	10,435	167,377
Stericycle, Inc. (B)	22,995	1,066,508
Team, Inc. (B)(C)	3,749	54,435
Tetra Tech, Inc.	6,697	452,181
The Brink’s Company	19,456	1,498,112
Toppan Printing Company, Ltd.	22,900	332,924
UniFirst Corp.	1,843	292,632
US Ecology, Inc.	2,691	160,168
Viad Corp.	2,443	153,518
VSE Corp.	1,137	27,413
Waste Management, Inc.	89,188	9,752,708

		45,721,534
Construction and engineering – 0.5%
ACS Actividades de Construccion y Servicios SA	40,649	1,669,589
AECOM (B)	42,071	1,342,065
Aegion Corp. (B)	4,125	59,400
Ameresco, Inc., Class A (B)	2,466	35,757
Argan, Inc.	1,770	81,296
Bouygues SA	33,121	1,157,912
China Communications Construction Company, Ltd., H Shares	693,865	617,238
China Communications Services Corp., Ltd., H Shares	371,200	277,563
China Railway Construction Corp., Ltd., H Shares	308,100	360,079
China Railway Group, Ltd., H Shares	594,200	444,622
China State Construction International Holdings, Ltd.	317,900	325,224
CIMIC Group, Ltd.	17,588	550,721
Comfort Systems USA, Inc.	4,465	210,659
Daelim Industrial Company, Ltd.	1,688	146,780
Daewoo Engineering & Construction Company, Ltd. (B)	10,469	42,214
Dycom Industries, Inc. (B)	12,145	633,605
Eiffage SA	11,688	1,117,324
EMCOR Group, Inc.	22,013	1,773,367
Ferrovial SA	77,891	1,856,558
Fluor Corp.	23,705	657,103
Gamuda BHD	256,600	213,950
Granite Construction, Inc.	17,930	720,607
Great Lakes Dredge & Dock Corp. (B)	6,958	74,033
GS Engineering & Construction Corp.	3,616	121,661
HDC Hyundai Development Co-Engineering & Construction	1,615	58,081
HOCHTIEF AG	3,591	425,996
Hyundai Engineering & Construction Company, Ltd.	4,699	202,873
IES Holdings, Inc. (B)	1,118	20,035
IJM Corp. BHD	376,000	199,128
Jacobs Engineering Group, Inc.	19,903	1,498,497

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Construction and engineering (continued)
JGC Corp.	19,700	$261,182
Kajima Corp.	42,700	583,235
MasTec, Inc. (B)	24,266	1,128,126
Metallurgical Corp. of China, Ltd., H Shares	449,800	119,883
MYR Group, Inc. (B)	2,059	66,485
Northwest Pipe Company (B)	1,269	29,492
NV5 Global, Inc. (B)	1,171	91,045
Obayashi Corp.	61,600	564,135
Primoris Services Corp.	5,185	94,574
Quanta Services, Inc.	24,006	834,449
Samsung Engineering Company, Ltd. (B)	9,460	132,377
Shimizu Corp.	52,500	426,304
Sinopec Engineering Group Company, Ltd., H Shares	205,100	167,052
Skanska AB, B Shares	53,992	883,200
SNC-Lavalin Group, Inc.	29,411	524,202
Sterling Construction Company, Inc. (B)	3,521	42,041
Taisei Corp.	20,200	734,796
Tutor Perini Corp. (B)	4,590	66,739
Valmont Industries, Inc.	5,916	669,159
Vinci SA	76,284	7,522,450
WillScot Corp. (B)	4,823	65,496
WSP Global, Inc.	17,871	942,604

		32,842,963
Electrical equipment – 0.7%
ABB, Ltd.	359,551	6,567,389
Acuity Brands, Inc.	10,752	1,329,700
Allied Motion Technologies, Inc.	907	29,450
AMETEK, Inc.	35,366	2,896,122
Atkore International Group, Inc. (B)	4,813	112,576
AZZ, Inc.	3,175	133,604
Eaton Corp. PLC	65,958	4,913,211
Emerson Electric Company	95,701	5,765,028
Encore Wire Corp.	2,498	124,675
Energous Corp. (B)(C)	3,193	13,155
EnerSys	16,808	945,114
Enphase Energy, Inc. (B)	10,642	161,439
Fuji Electric Company, Ltd.	11,400	377,476
Fullshare Holdings, Ltd. (B)(C)	1,086,400	101,011
Generac Holdings, Inc. (B)	7,313	403,312
Hubbell, Inc.	14,717	1,685,685
Legrand SA (C)	39,985	2,687,950
Mabuchi Motor Company, Ltd.	500	16,603
Melrose Industries PLC	882,297	1,821,999
Mitsubishi Electric Corp.	172,818	2,146,413
Nidec Corp.	21,100	2,615,776
nVent Electric PLC	43,464	1,002,280
OSRAM Licht AG (C)	14,147	420,990
Plug Power, Inc. (B)(C)	27,289	69,860
Powell Industries, Inc.	1,126	38,757
Preformed Line Products Company	439	20,637
Prysmian SpA	22,861	380,323
Regal Beloit Corp.	11,531	838,304
Rockwell Automation, Inc.	18,614	2,770,694
Schneider Electric SE	81,211	6,414,032
Schneider Electric SE (Euronext London Exchange)	1,474	116,119
Shanghai Electric Group Company, Ltd., H Shares	409,436	144,730
Siemens Gamesa Renewable Energy SA	38,007	589,462
Sunrun, Inc. (B)	11,729	183,676
Thermon Group Holdings, Inc. (B)	4,086	89,810
TPI Composites, Inc. (B)	1,829	38,135
Vestas Wind Systems A/S	30,766	2,504,702

John Hancock Funds II

Portfolio of Investments — May 31, 2019 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electrical equipment (continued)
Vicor Corp. (B)	2,161	$65,500
Vivint Solar, Inc. (B)	4,992	32,548
WEG SA	144,298	700,538
Xinjiang Goldwind Science & Technology Company, Ltd., H Shares	117,400	123,694
Zhuzhou CRRC Times Electric Company, Ltd., H Shares	85,100	457,847

		51,850,326
Industrial conglomerates – 0.8%
3M Company	34,139	5,453,705
Aboitiz Equity Ventures, Inc.	244,000	262,130
Alfa SAB de CV, Class A	881,600	807,435
Alliance Global Group, Inc.	493,900	147,958
Carlisle Companies, Inc.	15,442	2,058,573
CITIC, Ltd.	907,333	1,231,766
CJ Corp.	891	75,795
CK Hutchison Holdings, Ltd.	402,472	3,801,495
DCC PLC	17,754	1,489,167
DMCI Holdings, Inc.	490,800	99,608
Far Eastern New Century Corp.	240,133	249,102
Fosun International, Ltd.	404,500	521,366
General Electric Company	516,124	4,872,211
Grupo Carso SAB de CV, Series A1	132,300	488,394
HAP Seng Consolidated BHD	78,200	184,931
Honeywell International, Inc.	43,227	7,102,628
Jardine Matheson Holdings, Ltd.	32,932	2,114,816
Jardine Strategic Holdings, Ltd.	33,000	1,235,119
JG Summit Holdings, Inc.	354,330	425,348
Keihan Holdings Company, Ltd.	8,800	378,943
Keppel Corp., Ltd.	270,731	1,189,599
KOC Holding AS	159,424	440,089
LG Corp.	5,795	356,434
Lotte Corp.	1,776	62,840
NWS Holdings, Ltd.	232,230	457,607
Raven Industries, Inc.	4,343	142,233
Roper Technologies, Inc.	6,143	2,112,701
Samsung C&T Corp.	4,598	356,160
Sembcorp Industries, Ltd.	183,200	321,089
Shanghai Industrial Holdings, Ltd.	75,270	156,923
Siemens AG	111,494	12,615,555
Sime Darby BHD	310,900	172,332
SK Holdings Company, Ltd.	1,910	370,499
SM Investments Corp.	29,675	536,244
Smiths Group PLC	71,480	1,298,747
The Bidvest Group, Ltd.	40,425	574,004
Toshiba Corp.	61,400	1,947,522
Turkiye Sise ve Cam Fabrikalari AS	142,034	126,831

		56,237,899
Machinery – 1.4%
Actuant Corp., Class A	7,372	163,216
AGCO Corp.	17,325	1,153,152
Airtac International Group	9,000	93,130
Alamo Group, Inc.	1,171	111,163
Albany International Corp., Class A	3,473	243,353
Alfa Laval AB	46,591	955,304
Alstom SA	23,242	1,060,696
Altra Industrial Motion Corp.	7,316	229,503
Amada Holdings Company, Ltd.	32,400	332,241
ANDRITZ AG	11,678	419,927
Astec Industries, Inc.	2,819	82,963
Atlas Copco AB, A Shares	106,513	2,858,609
Atlas Copco AB, B Shares	62,038	1,499,613
Barnes Group, Inc.	5,745	297,131
Blue Bird Corp. (B)	1,945	36,605
Briggs & Stratton Corp.	5,165	48,551

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Caterpillar, Inc.	47,788	$5,725,480
Chart Industries, Inc. (B)	3,729	285,753
China Conch Venture Holdings, Ltd.	253,900	824,578
CIRCOR International, Inc. (B)	2,007	84,816
CNH Industrial NV	96,367	834,700
Colfax Corp. (B)	25,601	642,585
Columbus McKinnon Corp.	2,808	101,818
Commercial Vehicle Group, Inc. (B)	4,012	24,915
Crane Company	13,699	1,047,426
CRRC Corp., Ltd., H Shares	647,700	555,776
Cummins, Inc.	12,019	1,811,984
Daewoo Shipbuilding & Marine Engineering Company, Ltd. (B)	2,201	55,081
Daifuku Company, Ltd.	9,600	477,548
Deere & Company	26,445	3,706,796
Donaldson Company, Inc.	34,442	1,634,273
Doosan Bobcat, Inc.	2,668	75,495
Douglas Dynamics, Inc.	2,730	101,283
Dover Corp.	12,035	1,076,049
Energy Recovery, Inc. (B)	4,686	44,283
EnPro Industries, Inc.	2,491	138,226
Epiroc AB, Class A	103,301	960,706
Epiroc AB, Class B	63,157	570,897
ESCO Technologies, Inc.	3,073	214,772
Evoqua Water Technologies Corp. (B)	9,406	110,709
FANUC Corp.	18,300	3,086,025
Federal Signal Corp.	7,178	171,482
Flowserve Corp.	10,875	505,144
Fortive Corp.	24,451	1,861,944
Franklin Electric Company, Inc.	5,608	245,799
GEA Group AG	23,723	650,374
Global Brass & Copper Holdings, Inc.	2,640	115,183
Graco, Inc.	44,556	2,103,934
Graham Corp.	1,278	26,084
Haitian International Holdings, Ltd.	100,200	198,354
Harsco Corp. (B)	9,844	246,100
Hillenbrand, Inc.	7,540	280,714
Hino Motors, Ltd.	24,700	194,747
Hitachi Construction Machinery Company, Ltd.	10,400	240,122
Hiwin Technologies Corp.	17,145	128,986
Hoshizaki Corp.	5,100	384,562
Hurco Companies, Inc.	843	29,556
Hyster-Yale Materials Handling, Inc.	1,287	56,602
Hyundai Heavy Industries Company, Ltd. (B)	2,276	224,322
Hyundai Heavy Industries Holdings Company, Ltd.	594	157,602
IDEX Corp.	20,431	3,120,018
IHI Corp.	13,900	308,060
Illinois Tool Works, Inc.	25,064	3,499,937
Ingersoll-Rand PLC	20,107	2,379,462
ITT, Inc.	23,558	1,357,412
John Bean Technologies Corp.	3,798	389,485
JTEKT Corp.	19,700	207,212
Kadant, Inc.	1,319	107,076
Kawasaki Heavy Industries, Ltd.	13,500	300,241
Kennametal, Inc.	31,999	983,969
KION Group AG	10,329	561,779
Komatsu, Ltd.	87,500	1,920,767
Kone OYJ, B Shares	53,963	2,940,128
Kubota Corp.	93,300	1,418,556
Kurita Water Industries, Ltd.	9,289	221,595
LB Foster Company, Class A (B)	1,428	34,515
Lincoln Electric Holdings, Inc.	17,045	1,294,397

John Hancock Funds II

Portfolio of Investments — May 31, 2019 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Lindsay Corp.	1,311	$104,067
Lydall, Inc. (B)	2,171	39,252
Makita Corp.	21,200	737,854
Manitex International, Inc. (B)	2,390	14,268
Meritor, Inc. (B)	9,636	194,262
Metso OYJ	16,683	538,281
Milacron Holdings Corp. (B)	8,386	96,271
Miller Industries, Inc.	1,414	37,542
MINEBEA MITSUMI, Inc.	36,500	530,492
MISUMI Group, Inc.	26,800	627,324
Mitsubishi Heavy Industries, Ltd.	28,540	1,247,744
Mueller Industries, Inc.	6,914	186,332
Mueller Water Products, Inc., Class A	18,802	173,730
Nabtesco Corp.	10,700	266,491
Navistar International Corp. (B)	5,995	186,504
NGK Insulators, Ltd.	24,800	334,916
NN, Inc.	5,194	40,254
Nordson Corp.	13,907	1,746,997
NSK, Ltd.	34,300	273,686
Omega Flex, Inc.	371	31,691
Oshkosh Corp.	18,881	1,344,138
PACCAR, Inc.	28,788	1,894,826
Parker-Hannifin Corp.	10,741	1,636,069
Park-Ohio Holdings Corp.	1,186	37,027
Pentair PLC	13,090	455,794
Proto Labs, Inc. (B)	3,288	329,951
RBC Bearings, Inc. (B)	2,882	410,109
REV Group, Inc.	3,802	42,126
Rexnord Corp. (B)	12,587	331,164
Samsung Heavy Industries Company, Ltd. (B)	26,324	173,533
Sandvik AB	179,385	2,769,108
Schindler Holding AG	3,860	791,662
Schindler Holding AG, Participation Certificates	7,971	1,675,800
Sinotruk Hong Kong, Ltd.	108,600	205,741
SKF AB, B Shares	60,574	939,651
SMC Corp.	5,396	1,758,845
Snap-on, Inc.	4,618	720,039
Spartan Motors, Inc.	4,545	39,223
SPX Corp. (B)	5,132	152,626
SPX FLOW, Inc. (B)	5,164	184,355
Standex International Corp.	1,530	99,511
Stanley Black & Decker, Inc.	12,567	1,598,774
Sumitomo Heavy Industries, Ltd.	10,500	330,167
Sun Hydraulics Corp.	3,560	148,630
Tennant Company	2,161	124,495
Terex Corp.	16,692	446,845
The Eastern Company	728	17,705
The Gorman-Rupp Company	2,141	63,523
The Greenbrier Companies, Inc.	3,885	105,711
The Manitowoc Company, Inc. (B)	4,439	60,592
The Timken Company	18,374	808,640
The Toro Company	28,615	1,864,553
The Weir Group PLC	44,825	828,855
THK Company, Ltd.	11,600	234,823
Titan International, Inc.	6,584	27,784
TriMas Corp. (B)	5,526	158,320
Trinity Industries, Inc.	35,927	692,673
Twin Disc, Inc. (B)	1,375	19,828
Volvo AB, B Shares	249,218	3,479,427
Wabash National Corp.	6,765	91,395
Wabtec Corp.	13,167	821,357
Wartsila OYJ ABP	70,620	1,031,379
Watts Water Technologies, Inc., Class A	3,337	271,598

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Weichai Power Company, Ltd., H Shares	303,980	$462,319
Woodward, Inc.	21,535	2,345,592
Xylem, Inc.	14,908	1,106,472
Yangzijiang Shipbuilding Holdings, Ltd.	447,500	446,622

		103,630,686
Marine – 0.1%
A.P. Moller - Maersk A/S, Series A	587	596,331
A.P. Moller - Maersk A/S, Series B	1,036	1,106,325
COSCO SHIPPING Energy Transportation Company, Ltd., H Shares	189,300	99,113
COSCO SHIPPING Holdings Company, Ltd., H Shares (B)	405,300	149,698
Costamare, Inc.	6,395	32,742
Eagle Bulk Shipping, Inc. (B)	6,257	29,158
Evergreen Marine Corp. Taiwan, Ltd.	159,748	61,080
Kirby Corp. (B)	14,549	1,125,802
Kuehne + Nagel International AG	10,475	1,393,235
Matson, Inc.	5,196	177,807
MISC BHD	145,600	241,272
Mitsui OSK Lines, Ltd.	10,800	228,372
Nippon Yusen KK	14,300	214,935
Pan Ocean Company, Ltd. (B)	14,494	52,658
Scorpio Bulkers, Inc.	7,024	29,712

		5,538,240
Professional services – 0.8%
51job, Inc., ADR (B)	3,900	274,365
Acacia Research Corp. (B)	7,019	21,899
Adecco Group AG	30,812	1,663,238
ASGN, Inc. (B)	20,328	1,031,239
Barrett Business Services, Inc.	893	64,314
BG Staffing, Inc.	1,101	18,739
Bureau Veritas SA	39,328	925,412
CBIZ, Inc. (B)	6,195	122,661
CRA International, Inc.	959	35,905
Equifax, Inc.	27,611	3,338,170
Experian PLC	164,643	4,961,566
Exponent, Inc.	6,231	349,248
Forrester Research, Inc.	1,274	58,005
Franklin Covey Company (B)	1,346	41,861
FTI Consulting, Inc. (B)	4,560	382,675
GP Strategies Corp. (B)	1,775	24,211
Heidrick & Struggles International, Inc.	2,303	69,919
Huron Consulting Group, Inc. (B)	2,680	131,936
ICF International, Inc.	2,164	157,734
IHS Markit, Ltd. (B)	83,145	4,771,692
InnerWorkings, Inc. (B)	6,028	20,435
Insperity, Inc.	14,678	1,671,824
Intertek Group PLC	29,112	1,945,165
Kelly Services, Inc., Class A	3,855	90,593
Kforce, Inc.	2,844	98,829
Korn Ferry	6,864	295,701
ManpowerGroup, Inc.	16,275	1,391,838
Mistras Group, Inc. (B)	2,506	34,633
Navigant Consulting, Inc.	5,136	112,992
Nielsen Holdings PLC	81,312	1,848,222
Persol Holdings Company, Ltd.	16,800	355,504
Randstad NV	24,914	1,282,508
Recruit Holdings Company, Ltd.	104,000	3,297,916
RELX PLC	270,160	6,285,451
RELX PLC (Euronext Amsterdam Exchange)	86,297	2,004,360
Resources Connection, Inc.	3,700	56,795
Robert Half International, Inc.	27,240	1,461,698
SEEK, Ltd.	59,942	866,530

John Hancock Funds II

Portfolio of Investments — May 31, 2019 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Professional services (continued)
SGS SA	1,033	$2,605,468
Teleperformance	8,631	1,656,060
Thomson Reuters Corp.	33,790	2,147,500
TriNet Group, Inc. (B)	5,287	335,090
TrueBlue, Inc. (B)	4,950	105,138
Upwork, Inc. (B)	1,623	24,313
Verisk Analytics, Inc.	37,405	5,236,700
WageWorks, Inc. (B)	4,855	242,604
Willdan Group, Inc. (B)	1,219	37,935
Wolters Kluwer NV	58,018	4,047,515

		58,004,106
Road and rail – 0.9%
ArcBest Corp.	3,199	80,199
Aurizon Holdings, Ltd.	357,632	1,282,786
Avis Budget Group, Inc. (B)	25,076	711,155
BTS Group Holdings PCL	14,300	5,160
BTS Group Holdings PCL, Foreign Quota Shares	78,100	28,181
Canadian National Railway Company	118,393	10,495,597
Canadian Pacific Railway, Ltd.	23,298	5,106,737
CAR, Inc. (B)	112,600	88,608
Central Japan Railway Company	13,588	2,824,323
CJ Logistics Corp. (B)	467	62,561
ComfortDelGro Corp., Ltd.	400,300	717,331
Covenant Transportation Group, Inc., Class A (B)	1,635	24,558
CSX Corp.	58,275	4,339,739
Daseke, Inc. (B)	5,413	23,384
DSV A/S	29,590	2,640,533
East Japan Railway Company	28,800	2,728,814
Genesee & Wyoming, Inc., Class A (B)	15,162	1,443,726
Hankyu Hanshin Holdings, Inc.	21,400	767,581
Heartland Express, Inc.	5,733	102,506
Hertz Global Holdings, Inc. (B)	6,663	93,748
J.B. Hunt Transport Services, Inc.	6,542	556,986
Kansas City Southern	7,592	860,022
Keikyu Corp.	20,300	342,500
Keio Corp.	9,520	633,897
Keisei Electric Railway Company, Ltd.	11,935	444,934
Kintetsu Group Holdings Company, Ltd.	15,700	750,640
Knight-Swift Transportation Holdings, Inc.	33,563	927,681
Kyushu Railway Company	14,900	443,279
Landstar System, Inc.	10,814	1,040,848
Localiza Rent a Car SA	99,196	961,637
Marten Transport, Ltd.	4,832	85,140
MTR Corp., Ltd.	227,868	1,392,600
Nagoya Railroad Company, Ltd.	16,600	456,993
Nippon Express Company, Ltd.	7,080	375,623
Norfolk Southern Corp.	20,115	3,925,241
Odakyu Electric Railway Company, Ltd.	27,200	669,706
Old Dominion Freight Line, Inc.	17,499	2,317,568
Rumo SA (B)	187,700	926,075
Ryder System, Inc.	14,335	723,918
Saia, Inc. (B)	3,124	184,316
Seibu Holdings, Inc.	20,600	343,521
Tobu Railway Company, Ltd.	17,500	507,875
Tokyu Corp.	46,593	824,782
U.S. Xpress Enterprises, Inc., Class A (B)	2,859	15,496
Union Pacific Corp.	54,366	9,067,161
Universal Logistics Holdings, Inc.	1,120	21,134
USA Truck, Inc. (B)	1,142	12,996
Werner Enterprises, Inc.	17,368	484,220
West Japan Railway Company	15,300	1,196,834

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Road and rail (continued)
YRC Worldwide, Inc. (B)	4,153	$17,692

		64,078,542
Trading companies and distributors – 0.4%
AerCap Holdings NV (B)	26,100	1,169,802
Aircastle, Ltd.	6,484	125,919
Applied Industrial Technologies, Inc.	4,631	251,602
Ashtead Group PLC	87,119	2,045,158
Beacon Roofing Supply, Inc. (B)	8,328	287,816
BlueLinx Holdings, Inc. (B)(C)	1,115	22,400
BMC Stock Holdings, Inc. (B)	8,324	166,730
BOC Aviation, Ltd. (A)	32,100	268,243
Brenntag AG	22,430	1,041,695
Bunzl PLC	60,676	1,620,929
CAI International, Inc. (B)	2,132	48,013
DXP Enterprises, Inc. (B)	1,997	64,343
EVI Industries, Inc. (C)	506	18,444
Fastenal Company	82,622	2,527,407
Ferguson PLC	39,706	2,566,335
Finning International, Inc.	29,159	468,149
Foundation Building Materials, Inc. (B)	2,231	33,844
GATX Corp.	14,389	1,004,640
GMS, Inc. (B)	3,968	66,821
H&E Equipment Services, Inc.	3,873	94,153
Herc Holdings, Inc. (B)	2,942	100,116
ITOCHU Corp.	127,437	2,339,531
Kaman Corp.	3,324	184,848
Lawson Products, Inc. (B)	885	32,462
Marubeni Corp.	149,100	931,106
Mitsubishi Corp.	127,800	3,312,108
Mitsui & Company, Ltd.	156,700	2,406,174
MonotaRO Company, Ltd.	11,800	249,235
MRC Global, Inc. (B)	10,287	152,248
MSC Industrial Direct Company, Inc., Class A	12,168	859,791
NOW, Inc. (B)	42,401	552,485
Posco International Corp.	3,019	43,466
Rexel SA	45,874	495,062
Rush Enterprises, Inc., Class A	3,516	124,009
Rush Enterprises, Inc., Class B	666	23,923
SiteOne Landscape Supply, Inc. (B)	4,926	319,550
Sumitomo Corp.	106,855	1,535,120
Systemax, Inc.	1,502	30,926
Textainer Group Holdings, Ltd. (B)	3,507	32,475
Titan Machinery, Inc. (B)	2,296	38,389
Toyota Tsusho Corp.	20,293	582,012
Triton International, Ltd.	6,244	184,510
United Rentals, Inc. (B)	11,490	1,265,049
Univar, Inc. (B)	1,242	24,852
Veritiv Corp. (B)	1,489	26,296
W.W. Grainger, Inc.	6,511	1,703,864
Watsco, Inc.	8,673	1,365,043
Willis Lease Finance Corp. (B)	401	19,970

		32,827,063
Transportation infrastructure – 0.3%
Aena SME SA (A)	10,745	1,973,051
Aeroports de Paris	4,411	755,293
Airports of Thailand PCL	1,000	2,014
Airports of Thailand PCL, Foreign Quota Shares	72,500	146,003
Atlantia SpA	46,778	1,170,247
Auckland International Airport, Ltd.	91,345	522,592
Bangkok Expressway & Metro PCL	9,900	3,536
Bangkok Expressway & Metro PCL, Foreign Quota Shares	130,600	46,651

John Hancock Funds II

Portfolio of Investments — May 31, 2019 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Transportation infrastructure (continued)
Beijing Capital International Airport Company, Ltd., H Shares	264,211	$223,786
CCR SA	209,115	712,514
China Merchants Port Holdings Company, Ltd.	208,031	364,283
COSCO SHIPPING Ports, Ltd.	265,108	257,964
Fraport AG Frankfurt Airport Services Worldwide	6,015	471,442
Getlink SE (C)	69,133	1,066,222
Grupo Aeroportuario del Pacifico SAB de CV, B Shares	103,400	1,011,433
Grupo Aeroportuario del Sureste SAB de CV, B Shares	60,275	953,667
International Container Terminal Services, Inc.	110,830	288,935
Japan Airport Terminal Company, Ltd.	4,300	162,038
Jasa Marga Persero Tbk PT	163,754	65,658
Jiangsu Expressway Company, Ltd., H Shares	186,055	259,425
Kamigumi Company, Ltd.	9,900	232,899
Malaysia Airports Holdings BHD	116,722	204,153
Promotora y Operadora de Infraestructura SAB de CV	65,755	640,817
SATS, Ltd.	124,100	458,656
Shenzhen International Holdings, Ltd.	146,500	257,308
Sydney Airport	197,620	1,014,760
Taiwan High Speed Rail Corp.	141,632	195,090
TAV Havalimanlari Holding AS	37,823	165,278
Transurban Group	480,453	4,634,308
Westports Holdings BHD	129,800	120,031
Zhejiang Expressway Company, Ltd., H Shares	220,982	230,765

		18,610,819

		658,291,118
Information technology – 14.7%
Communications equipment – 1.0%
Acacia Communications, Inc. (B)	3,341	155,691
ADTRAN, Inc.	5,924	92,888
Aerohive Networks, Inc. (B)	4,838	16,449
Applied Optoelectronics, Inc. (B)(C)	2,411	20,879
Arista Networks, Inc. (B)	10,171	2,487,725
BYD Electronic International Company, Ltd.	106,300	140,071
CalAmp Corp. (B)	4,147	42,134
Calix, Inc. (B)	5,604	33,904
Casa Systems, Inc. (B)	3,305	18,574
Ciena Corp. (B)	56,074	1,959,226
Cisco Systems, Inc.	856,780	44,578,263
Clearfield, Inc. (B)	1,566	20,812
Comtech Telecommunications Corp.	2,903	61,398
Digi International, Inc. (B)	3,567	38,845
Extreme Networks, Inc. (B)	14,247	80,211
F5 Networks, Inc. (B)	11,569	1,528,034
Finisar Corp. (B)	14,217	298,273
Harmonic, Inc. (B)	10,607	55,369
Infinera Corp. (B)	19,003	59,099
InterDigital, Inc.	12,872	817,629
Juniper Networks, Inc.	67,717	1,666,515
KVH Industries, Inc. (B)	2,266	21,051
Lumentum Holdings, Inc. (B)	29,739	1,203,537
Motorola Solutions, Inc.	31,895	4,782,655
NETGEAR, Inc. (B)	3,860	97,272
NetScout Systems, Inc. (B)	28,028	686,966
Nokia OYJ	898,860	4,503,699
Plantronics, Inc.	12,868	528,489

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Communications equipment (continued)
Quantenna Communications, Inc. (B)	4,206	$102,038
Ribbon Communications, Inc. (B)	6,753	28,835
Telefonaktiebolaget LM Ericsson, B Shares	486,613	4,682,038
ViaSat, Inc. (B)	22,032	1,917,445
Viavi Solutions, Inc. (B)	27,581	332,351
ZTE Corp., H Shares (B)	118,315	285,596

		73,343,961
Electronic equipment, instruments and components – 1.0%
AAC Technologies Holdings, Inc.	114,600	608,446
Alps Alpine Company, Ltd.	20,200	332,013
Amphenol Corp., Class A	58,018	5,047,566
Anixter International, Inc. (B)	3,574	190,709
Arlo Technologies, Inc. (B)	9,226	31,645
Arrow Electronics, Inc. (B)	22,886	1,434,037
AU Optronics Corp.	636,851	188,387
Avnet, Inc.	29,221	1,193,386
AVX Corp.	5,570	82,380
Badger Meter, Inc.	3,477	183,586
Bel Fuse, Inc., Class B	1,302	22,499
Belden, Inc.	15,522	794,726
Benchmark Electronics, Inc.	5,338	117,916
China Railway Signal & Communication Corp., Ltd., H Shares (A)	226,500	149,144
Cognex Corp.	46,045	1,869,427
Coherent, Inc. (B)	6,550	720,697
Control4 Corp. (B)	3,281	77,628
Corning, Inc.	153,130	4,416,269
CTS Corp.	3,965	104,914
Daktronics, Inc.	4,727	29,355
Delta Electronics Thailand PCL, Foreign Quota Shares	16,200	32,564
Delta Electronics, Inc.	155,898	702,364
ePlus, Inc. (B)	1,646	116,306
Fabrinet (B)	4,314	183,949
FARO Technologies, Inc. (B)	2,149	94,771
Fitbit, Inc., Class A (B)	26,133	120,996
FLIR Systems, Inc.	26,367	1,274,317
Foxconn Technology Company, Ltd.	70,180	136,595
Hamamatsu Photonics KK	13,100	466,944
Hexagon AB, B Shares	41,295	1,915,494
Hirose Electric Company, Ltd.	2,930	318,938
Hitachi High-Technologies Corp.	6,500	274,092
Hitachi, Ltd.	91,400	3,077,706
Hon Hai Precision Industry Company, Ltd.	990,172	2,314,141
II-VI, Inc. (B)	7,625	239,654
Ingenico Group SA	9,001	718,157
Innolux Corp.	661,300	156,689
Insight Enterprises, Inc. (B)	4,262	219,408
IPG Photonics Corp. (B)	6,906	864,424
Iteris, Inc. (B)	3,850	20,559
Itron, Inc. (B)	4,157	235,494
Jabil, Inc.	37,949	933,166
KEMET Corp.	6,832	108,629
Keyence Corp.	9,203	5,170,732
Keysight Technologies, Inc. (B)	36,542	2,745,400
Kimball Electronics, Inc. (B)	3,216	45,828
Kingboard Holdings, Ltd.	110,600	290,799
Kingboard Laminates Holdings, Ltd.	171,000	145,922
Knowles Corp. (B)	10,502	165,196
Kyocera Corp.	30,300	1,838,833
Largan Precision Company, Ltd.	7,590	904,365
LG Display Company, Ltd. (B)	13,905	199,083
LG Innotek Company, Ltd.	859	68,075

John Hancock Funds II

Portfolio of Investments — May 31, 2019 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electronic equipment, instruments and components (continued)
Littelfuse, Inc.	6,659	$1,086,815
Methode Electronics, Inc.	4,470	110,096
MTS Systems Corp.	2,181	118,341
Murata Manufacturing Company, Ltd.	50,997	2,178,683
Napco Security Technologies, Inc. (B)	1,567	41,870
National Instruments Corp.	30,296	1,169,123
Nippon Electric Glass Company, Ltd.	8,000	191,525
nLight, Inc. (B)	2,860	53,453
Novanta, Inc. (B)	3,953	316,319
Omron Corp.	18,267	859,671
OSI Systems, Inc. (B)	2,045	211,842
PAR Technology Corp. (B)(C)	1,416	39,804
Park Electrochemical Corp.	2,442	36,483
PC Connection, Inc.	1,369	43,452
Plexus Corp. (B)	3,710	183,756
Rogers Corp. (B)	2,230	307,718
Samsung Electro-Mechanics Company, Ltd.	3,378	268,663
Samsung SDI Company, Ltd.	3,291	603,068
Sanmina Corp. (B)	8,202	218,091
ScanSource, Inc. (B)	3,032	88,565
Shimadzu Corp.	21,000	521,567
Sunny Optical Technology Group Company, Ltd.	111,650	953,218
SYNNEX Corp.	16,214	1,405,916
Synnex Technology International Corp.	106,544	128,965
TDK Corp.	12,300	828,104
TE Connectivity, Ltd.	65,952	5,555,137
Tech Data Corp. (B)	14,588	1,322,402
Trimble, Inc. (B)	67,816	2,705,858
TTM Technologies, Inc. (B)	11,503	98,121
Venture Corp., Ltd.	51,100	560,929
Vishay Intertechnology, Inc.	51,623	786,735
Vishay Precision Group, Inc. (B)	1,312	46,996
Walsin Technology Corp.	24,000	120,476
WPG Holdings, Ltd.	110,360	137,989
Yageo Corp.	19,726	162,479
Yaskawa Electric Corp.	22,700	649,926
Yokogawa Electric Corp.	21,500	415,123
Zebra Technologies Corp., Class A (B)	14,529	2,490,852
Zhen Ding Technology Holding, Ltd.	33,817	99,331

		70,811,782
IT services – 2.4%
Accenture PLC, Class A	63,441	11,296,939
Adyen NV (A)(B)	2,152	1,726,612
Akamai Technologies, Inc. (B)	16,243	1,224,072
Alliance Data Systems Corp.	4,536	623,700
Amadeus IT Group SA	69,811	5,325,157
Atos SE	14,402	1,095,468
Automatic Data Processing, Inc.	43,355	6,942,003
Brightcove, Inc. (B)	4,846	48,363
Broadridge Financial Solutions, Inc.	11,513	1,437,628
CACI International, Inc., Class A (B)	9,671	1,968,242
Capgemini SE	24,020	2,685,290
Carbonite, Inc. (B)	3,991	94,467
Cardtronics PLC, Class A (B)	4,825	145,715
Cass Information Systems, Inc.	1,771	79,819
CGI, Inc. (B)	41,310	3,011,143
Cielo SA	211,224	360,657
Cognizant Technology Solutions Corp., Class A	57,235	3,544,564
Computershare, Ltd.	82,749	953,188
CoreLogic, Inc. (B)	21,584	845,877
CSG Systems International, Inc.	3,967	177,920

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
IT services (continued)
DXC Technology Company	26,699	$1,269,270
Endurance International Group Holdings, Inc. (B)	8,822	39,258
EVERTEC, Inc.	7,302	209,275
Evo Payments, Inc., Class A (B)	3,008	88,556
Exela Technologies, Inc. (B)(C)	6,489	14,211
ExlService Holdings, Inc. (B)	4,055	240,299
Fidelity National Information Services, Inc.	32,138	3,866,201
Fiserv, Inc. (B)	38,972	3,346,136
FleetCor Technologies, Inc. (B)	8,545	2,206,404
Fujitsu, Ltd.	18,400	1,240,431
Gartner, Inc. (B)	8,929	1,350,958
GDS Holdings, Ltd., ADR (B)(C)	9,200	298,908
Global Payments, Inc.	15,685	2,416,117
GTT Communications, Inc. (B)(C)	5,213	123,965
I3 Verticals, Inc., Class A (B)	1,177	30,096
IBM Corp.	88,562	11,246,488
Information Services Group, Inc. (B)	4,917	15,292
Internap Corp. (B)(C)	3,476	9,038
Jack Henry & Associates, Inc.	7,681	1,007,901
KBR, Inc.	55,107	1,224,478
Leidos Holdings, Inc.	39,395	2,967,625
Limelight Networks, Inc. (B)	14,548	44,808
LiveRamp Holdings, Inc. (B)	26,572	1,365,269
ManTech International Corp., Class A	3,171	194,604
Mastercard, Inc., Class A	89,836	22,592,856
MAXIMUS, Inc.	24,888	1,773,270
NIC, Inc.	7,814	124,711
Nomura Research Institute, Ltd.	10,600	514,870
NTT Data Corp.	59,100	702,806
Obic Company, Ltd.	6,100	731,641
Otsuka Corp.	9,800	378,995
Paychex, Inc.	31,806	2,728,637
PayPal Holdings, Inc. (B)	116,761	12,814,520
Perficient, Inc. (B)	3,914	119,103
Perspecta, Inc.	55,098	1,196,178
Presidio, Inc.	4,948	65,561
PRGX Global, Inc. (B)	2,984	19,486
Sabre Corp.	74,132	1,503,397
Samsung SDS Company, Ltd.	2,073	360,285
Science Applications International Corp.	19,859	1,523,980
Shopify, Inc., Class A (B)	14,536	3,999,013
Sykes Enterprises, Inc. (B)	4,748	117,560
The Hackett Group, Inc.	3,043	48,962
The Western Union Company	43,381	841,591
Total System Services, Inc.	16,199	2,001,062
TravelSky Technology, Ltd., H Shares	143,900	298,239
TTEC Holdings, Inc.	1,729	68,607
Tucows, Inc., Class A (B)(C)	1,173	69,500
Unisys Corp. (B)(C)	6,234	60,470
USA Technologies, Inc. (B)(C)	7,431	49,862
VeriSign, Inc. (B)	10,485	2,044,365
Virtusa Corp. (B)	3,447	146,153
Visa, Inc., Class A	174,183	28,100,943
WEX, Inc. (B)	11,614	2,194,349
Wirecard AG (C)	17,101	2,672,600
Wix.com, Ltd. (B)	6,200	851,508
Worldline SA (A)(B)	12,261	735,677
Worldpay, Inc., Class A (B)	208	25,324

		169,878,493
Semiconductors and semiconductor equipment – 2.7%
Adesto Technologies Corp. (B)(C)	3,397	25,579
Advanced Energy Industries, Inc. (B)	4,676	234,595
Advanced Micro Devices, Inc. (B)	134,642	3,690,537

John Hancock Funds II

Portfolio of Investments — May 31, 2019 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
Alpha & Omega Semiconductor, Ltd. (B)	2,562	$21,879
Ambarella, Inc. (B)	3,771	142,959
Amkor Technology, Inc. (B)	12,446	80,650
Analog Devices, Inc.	56,288	5,438,547
Applied Materials, Inc.	145,092	5,613,609
Aquantia Corp. (B)	2,955	38,829
ASE Technology Holding Company, Ltd.	258,422	488,772
ASM Pacific Technology, Ltd.	44,900	435,225
ASML Holding NV	85,124	16,024,951
Axcelis Technologies, Inc. (B)	4,013	59,513
AXT, Inc. (B)	5,313	21,199
Broadcom, Inc.	60,535	15,233,027
Brooks Automation, Inc.	8,462	300,316
Cabot Microelectronics Corp.	3,430	334,322
CEVA, Inc. (B)	2,757	62,942
Cirrus Logic, Inc. (B)	23,141	864,779
Cohu, Inc.	4,848	70,538
Cree, Inc. (B)	40,360	2,225,450
Cypress Semiconductor Corp.	98,068	1,747,572
Diodes, Inc. (B)	4,892	151,310
Disco Corp.	2,700	372,842
Entegris, Inc.	17,197	590,545
First Solar, Inc. (B)	20,378	1,182,739
FormFactor, Inc. (B)	9,003	129,283
Globalwafers Company, Ltd.	17,000	164,152
Hanergy Thin Film Power Group, Ltd. (B)(D)	1,136,000	169,830
Hua Hong Semiconductor, Ltd. (A)	70,100	147,674
Ichor Holdings, Ltd. (B)(C)	2,722	57,434
Impinj, Inc. (B)	2,126	52,704
Infineon Technologies AG	165,537	2,948,213
Inphi Corp. (B)	5,280	231,686
Intel Corp.	687,257	30,266,798
KLA-Tencor Corp.	25,247	2,602,208
Lam Research Corp.	23,320	4,071,905
Lattice Semiconductor Corp. (B)	14,277	182,746
MACOM Technology Solutions Holdings, Inc. (B)	5,722	80,966
Maxim Integrated Products, Inc.	41,782	2,197,315
MaxLinear, Inc. (B)	7,731	163,665
MediaTek, Inc.	112,752	1,108,830
Microchip Technology, Inc.	36,215	2,898,286
Micron Technology, Inc. (B)	171,325	5,586,908
MKS Instruments, Inc.	14,635	1,045,817
Monolithic Power Systems, Inc.	10,644	1,239,494
Nanometrics, Inc. (B)	2,763	78,607
Nanya Technology Corp.	82,196	160,315
NeoPhotonics Corp. (B)	4,499	17,501
Novatek Microelectronics Corp.	42,900	228,270
NVE Corp.	602	43,922
NVIDIA Corp.	92,612	12,545,222
NXP Semiconductors NV	71,500	6,303,440
PDF Solutions, Inc. (B)	3,500	42,525
Phison Electronics Corp.	10,884	98,473
Photronics, Inc. (B)	7,842	63,599
Power Integrations, Inc.	3,493	227,604
Powertech Technology, Inc.	54,199	127,418
Qorvo, Inc. (B)	18,765	1,148,043
QUALCOMM, Inc.	184,966	12,359,428
Rambus, Inc. (B)	13,010	147,794
Realtek Semiconductor Corp.	33,584	212,359
Renesas Electronics Corp. (B)	79,000	355,339
Rohm Company, Ltd.	8,900	545,573
Rudolph Technologies, Inc. (B)	3,885	89,627

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
Semiconductor Manufacturing International Corp. (B)	470,899	$566,733
Semtech Corp. (B)	25,590	1,019,250
Silicon Laboratories, Inc. (B)	16,814	1,573,286
SK Hynix, Inc.	34,728	1,898,633
Skyworks Solutions, Inc.	26,601	1,772,425
SMART Global Holdings, Inc. (B)	1,528	26,022
STMicroelectronics NV	102,669	1,552,471
SUMCO Corp.	22,300	243,035
SunPower Corp. (B)(C)	7,812	58,278
Synaptics, Inc. (B)	13,474	356,387
Taiwan Semiconductor Manufacturing Company, Ltd.	1,842,915	13,619,779
Teradyne, Inc.	46,796	1,971,983
Texas Instruments, Inc.	143,424	14,960,557
Tokyo Electron, Ltd.	14,815	1,993,874
Ultra Clean Holdings, Inc. (B)	4,901	62,488
United Microelectronics Corp.	878,774	357,443
Universal Display Corp.	11,418	1,677,647
Vanguard International Semiconductor Corp.	66,302	126,508
Veeco Instruments, Inc. (B)	5,955	68,423
Versum Materials, Inc.	29,442	1,511,847
Win Semiconductors Corp.	25,000	137,990
Winbond Electronics Corp.	223,000	100,645
Xilinx, Inc.	38,690	3,958,374
Xinyi Solar Holdings, Ltd.	475,000	259,828
Xperi Corp.	5,891	123,770

		195,591,875
Software – 4.9%
8x8, Inc. (B)	11,439	276,023
A10 Networks, Inc. (B)	6,737	41,028
ACI Worldwide, Inc. (B)	45,197	1,421,898
Adobe, Inc. (B)	89,437	24,228,483
Agilysys, Inc. (B)	1,947	42,445
Alarm.com Holdings, Inc. (B)	3,791	221,053
Altair Engineering, Inc., Class A (B)	3,036	115,702
Alteryx, Inc., Class A (B)	3,545	307,919
Amber Road, Inc. (B)	3,328	43,197
American Software, Inc., Class A	3,737	47,348
Anaplan, Inc. (B)	2,201	95,766
ANSYS, Inc. (B)	15,362	2,757,479
Appfolio, Inc., Class A (B)	1,898	182,967
Autodesk, Inc. (B)	40,161	6,462,307
Avalara, Inc. (B)	3,367	227,744
Avaya Holdings Corp. (B)	12,609	158,621
Benefitfocus, Inc. (B)	3,446	97,729
Blackbaud, Inc.	18,985	1,460,326
BlackBerry, Ltd. (B)	84,317	661,885
Blackline, Inc. (B)	4,473	229,957
Bottomline Technologies DE, Inc. (B)	5,147	224,821
Box, Inc., Class A (B)	15,366	284,117
Cadence Design Systems, Inc. (B)	51,416	3,268,515
Carbon Black, Inc. (B)	4,850	72,993
CDK Global, Inc.	33,614	1,626,918
ChannelAdvisor Corp. (B)	3,341	30,737
Check Point Software Technologies, Ltd. (B)	18,000	1,985,040
Cision, Ltd. (B)	8,296	91,090
Citrix Systems, Inc.	22,947	2,159,772
Cloudera, Inc. (B)	24,462	224,317
CommVault Systems, Inc. (B)	15,221	700,927
Constellation Software, Inc.	3,294	2,852,298
Cornerstone OnDemand, Inc. (B)	6,609	351,797
Coupa Software, Inc. (B)	6,776	740,007

John Hancock Funds II

Portfolio of Investments — May 31, 2019 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Dassault Systemes SE	19,581	$2,905,329
Digimarc Corp. (B)	1,416	74,425
Domo, Inc., Class B (B)	2,092	70,082
Ebix, Inc. (C)	2,962	139,007
eGain Corp. (B)	2,284	17,998
Envestnet, Inc. (B)	5,431	363,388
Everbridge, Inc. (B)	3,547	278,936
Fair Isaac Corp. (B)	7,837	2,318,968
Five9, Inc. (B)	6,950	356,883
ForeScout Technologies, Inc. (B)	3,774	121,221
Fortinet, Inc. (B)	26,597	1,927,751
HubSpot, Inc. (B)	4,485	777,161
Instructure, Inc. (B)	3,846	159,917
Intuit, Inc.	47,508	11,632,334
j2 Global, Inc.	18,143	1,529,273
Kingdee International Software Group Company, Ltd.	360,800	401,848
Kingsoft Corp., Ltd. (B)	129,000	355,670
LivePerson, Inc. (B)	7,179	199,792
LogMeIn, Inc.	13,700	984,071
Manhattan Associates, Inc. (B)	17,524	1,147,296
Micro Focus International PLC	63,583	1,534,715
Microsoft Corp.	1,406,901	174,005,504
MicroStrategy, Inc., Class A (B)	1,036	137,695
Mitek Systems, Inc. (B)	4,066	41,473
MobileIron, Inc. (B)	9,483	53,010
Model N, Inc. (B)	3,307	59,592
Monotype Imaging Holdings, Inc.	5,113	83,291
New Relic, Inc. (B)	5,461	547,848
Nice, Ltd. (B)	8,954	1,250,219
OneSpan, Inc. (B)	3,809	53,136
Open Text Corp.	44,428	1,766,470
Oracle Corp.	467,266	23,643,660
Oracle Corp. Japan	3,500	243,147
Paylocity Holding Corp. (B)	3,517	352,474
Progress Software Corp.	5,452	223,314
PROS Holdings, Inc. (B)	3,853	218,465
PTC, Inc. (B)	28,777	2,418,995
Q2 Holdings, Inc. (B)	4,534	332,070
QAD, Inc., Class A	1,300	56,160
Qualys, Inc. (B)	4,141	366,934
Rapid7, Inc. (B)	4,506	235,439
Red Hat, Inc. (B)	32,414	5,973,900
SailPoint Technologies Holding, Inc. (B)	8,455	148,554
salesforce.com, Inc. (B)	140,283	21,240,249
SAP SE	143,118	17,630,145
SecureWorks Corp., Class A (B)	1,110	16,217
ShotSpotter, Inc. (B)	927	42,642
SPS Commerce, Inc. (B)	2,090	213,034
SVMK, Inc. (B)	2,243	38,580
Symantec Corp.	117,216	2,195,456
Synopsys, Inc. (B)	27,447	3,195,929
Telaria, Inc. (B)	5,571	41,783
Telenav, Inc. (B)	4,549	33,936
Temenos AG (B)	11,718	2,038,761
Tenable Holdings, Inc. (B)	3,665	102,070
Teradata Corp. (B)	31,617	1,085,728
The Sage Group PLC	195,183	1,840,202
The Trade Desk, Inc., Class A (B)	4,046	804,385
TiVo Corp.	14,869	107,057
Trend Micro, Inc.	11,100	495,304
Tyler Technologies, Inc. (B)	10,321	2,201,985
Upland Software, Inc. (B)	1,959	91,662
Varonis Systems, Inc. (B)	3,459	216,326
Verint Systems, Inc. (B)	7,807	443,047

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
VirnetX Holding Corp. (B)	7,437	$44,027
Workiva, Inc. (B)	3,538	196,854
Yext, Inc. (B)	10,398	190,907
Zix Corp. (B)	6,496	58,204
Zscaler, Inc. (B)	7,369	505,734

		348,270,865
Technology hardware, storage and peripherals – 2.7%
3D Systems Corp. (B)(C)	13,332	107,856
Acer, Inc.	218,008	131,392
Advantech Company, Ltd.	25,764	215,733
Apple, Inc.	871,861	152,636,705
Asustek Computer, Inc.	53,354	366,761
Avid Technology, Inc. (B)	3,571	27,675
Brother Industries, Ltd.	21,100	359,007
Canon, Inc.	94,596	2,664,957
Catcher Technology Company, Ltd.	49,475	298,554
Chicony Electronics Company, Ltd.	41,224	97,756
Compal Electronics, Inc.	313,148	194,765
Cray, Inc. (B)	4,992	174,770
Diebold Nixdorf, Inc. (B)	9,517	80,895
Electronics For Imaging, Inc. (B)	5,392	197,617
FUJIFILM Holdings Corp.	36,415	1,735,170
Hewlett Packard Enterprise Company	268,001	3,676,974
HP, Inc.	298,469	5,575,401
Immersion Corp. (B)	3,630	27,370
Inventec Corp.	185,495	139,754
Konica Minolta, Inc.	42,400	371,999
Legend Holdings Corp., H Shares (A)	59,400	143,736
Lenovo Group, Ltd.	1,125,764	783,393
Lite-On Technology Corp.	160,018	228,395
Meitu, Inc. (A)(B)	266,800	90,126
Micro-Star International Company, Ltd.	51,300	133,824
NCR Corp. (B)	32,078	981,587
NEC Corp.	24,400	900,807
NetApp, Inc.	48,070	2,845,744
Pegatron Corp.	149,500	243,128
Quanta Computer, Inc.	203,000	377,897
Ricoh Company, Ltd.	62,800	606,548
Samsung Electronics Company, Ltd.	284,275	10,120,709
Seagate Technology PLC	49,900	2,088,315
Seiko Epson Corp.	26,369	386,474
Stratasys, Ltd. (B)	6,221	136,302
Western Digital Corp.	56,610	2,107,024
Wistron Corp.	211,580	150,847
Xerox Corp.	38,899	1,190,698
Xiaomi Corp., Class B (A)(B)(C)	538,300	659,389

		193,256,054

		1,051,153,030
Materials – 3.8%
Chemicals – 1.6%
A. Schulman, Inc. (B)(D)	3,214	1,392
Advanced Emissions Solutions, Inc.	2,428	28,820
AdvanSix, Inc. (B)	3,683	89,792
Air Liquide SA (C)	64,248	7,988,588
Air Products & Chemicals, Inc.	11,927	2,428,218
Air Water, Inc.	14,000	206,921
Akzo Nobel NV	46,641	3,928,535
Albemarle Corp.	5,743	363,532
American Vanguard Corp.	3,681	48,884
Arkema SA	10,360	868,744
Asahi Kasei Corp.	119,500	1,224,101
Ashland Global Holdings, Inc.	16,873	1,263,282
Balchem Corp.	3,905	354,144
BASF SE	133,899	8,836,511

John Hancock Funds II

Portfolio of Investments — May 31, 2019 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
Cabot Corp.	16,034	$640,398
Celanese Corp.	6,956	660,333
CF Industries Holdings, Inc.	12,104	487,065
Chase Corp.	885	89,996
Chr. Hansen Holding A/S	15,484	1,612,098
Clariant AG (B)	38,520	700,868
Covestro AG (A)	28,144	1,229,830
Croda International PLC	23,093	1,477,790
Daicel Corp.	24,500	207,719
Dow, Inc.	40,814	1,908,463
DowDuPont, Inc.	122,441	3,736,899
Eastman Chemical Company	7,590	492,743
Ecolab, Inc.	13,756	2,532,342
EMS-Chemie Holding AG	1,581	946,696
Evonik Industries AG	23,828	624,579
Ferro Corp. (B)	10,142	137,323
Flotek Industries, Inc. (B)	7,155	21,751
FMC Corp.	7,312	537,066
Formosa Chemicals & Fibre Corp.	264,471	897,130
Formosa Plastics Corp.	335,040	1,170,353
FutureFuel Corp.	3,173	32,936
GCP Applied Technologies, Inc. (B)	8,735	228,508
Givaudan SA	1,790	4,732,626
Hawkins, Inc.	1,205	42,850
HB Fuller Company	6,110	240,917
Hitachi Chemical Company, Ltd.	9,900	262,911
Incitec Pivot, Ltd.	293,937	667,126
Indorama Ventures PCL, Foreign Quota Shares	27,500	39,972
Ingevity Corp. (B)	16,346	1,433,544
Innophos Holdings, Inc.	2,396	63,710
Innospec, Inc.	2,938	237,126
International Flavors & Fragrances, Inc. (C)	5,501	744,945
Intrepid Potash, Inc. (B)	11,865	37,493
Israel Chemicals, Ltd.	105,627	529,159
Johnson Matthey PLC	35,028	1,368,533
JSR Corp.	18,200	257,227
Kaneka Corp.	4,600	157,834
Kansai Paint Company, Ltd.	16,600	312,542
Koninklijke DSM NV	37,782	4,238,530
Koppers Holdings, Inc. (B)	2,515	67,050
Kraton Corp. (B)	3,792	92,790
Kronos Worldwide, Inc.	2,745	34,614
Kumho Petrochemical Company, Ltd.	1,113	89,513
Kuraray Company, Ltd.	30,100	343,698
LANXESS AG	12,699	636,173
LG Chem, Ltd.	2,742	766,781
Linde PLC	29,924	5,402,778
Livent Corp. (B)	18,181	114,904
Lotte Chemical Corp.	1,034	223,662
LSB Industries, Inc. (B)	2,939	9,846
LyondellBasell Industries NV, Class A	16,527	1,227,130
Methanex Corp.	10,704	445,551
Mexichem SAB de CV	305,180	636,403
Minerals Technologies, Inc.	13,830	718,883
Mitsubishi Chemical Holdings Corp.	122,050	795,394
Mitsubishi Gas Chemical Company, Inc.	15,800	195,647
Mitsui Chemicals, Inc.	17,500	381,833
Nan Ya Plastics Corp.	387,610	962,604
NewMarket Corp.	2,351	909,837
Nippon Paint Holdings Company, Ltd.	13,800	542,019
Nissan Chemical Corp.	11,900	502,457
Nitto Denko Corp.	15,644	679,605
Novozymes A/S, B Shares	34,328	1,607,980

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
Nutrien, Ltd.	100,106	$4,882,352
OCI Company, Ltd.	1,072	81,122
Olin Corp.	44,427	871,213
OMNOVA Solutions, Inc. (B)	5,773	32,733
Orica, Ltd.	67,974	972,097
Petkim Petrokimya Holding AS (B)(C)	169,004	140,432
Petronas Chemicals Group BHD	311,145	618,026
PolyOne Corp.	30,620	769,481
PPG Industries, Inc.	12,810	1,340,567
PQ Group Holdings, Inc. (B)	4,418	66,933
PTT Global Chemical PCL, Foreign Quota Shares	42,211	81,001
Quaker Chemical Corp.	1,576	285,035
Rayonier Advanced Materials, Inc.	6,133	40,048
RPM International, Inc.	35,482	1,898,997
Sasol, Ltd.	67,728	1,699,132
Sensient Technologies Corp.	16,550	1,120,435
Shin-Etsu Chemical Company, Ltd.	34,337	2,835,462
Showa Denko KK	12,900	349,829
Sika AG	24,816	3,679,565
Sinopec Shanghai Petrochemical Company, Ltd., H Shares	520,199	227,050
Solvay SA (C)	12,515	1,176,199
Stepan Company	2,449	207,822
Sumitomo Chemical Company, Ltd.	142,000	610,241
Symrise AG	17,857	1,672,303
Taiyo Nippon Sanso Corp.	12,100	225,392
Teijin, Ltd.	16,600	269,837
The Chemours Company	45,017	949,409
The Mosaic Company	19,258	413,469
The Scotts Miracle-Gro Company	10,607	949,645
The Sherwin-Williams Company	4,431	1,858,583
Toray Industries, Inc.	130,800	894,512
Tosoh Corp.	24,700	311,024
Trecora Resources (B)	2,775	26,307
Tredegar Corp.	3,281	51,151
Trinseo SA	5,186	191,052
Tronox Holdings PLC, Class A	11,461	106,243
Umicore SA	35,250	1,048,442
Valvoline, Inc.	50,809	886,617
Yara International ASA	27,027	1,161,020

		115,759,325
Construction materials – 0.3%
Anhui Conch Cement Company, Ltd., H Shares	192,610	1,128,568
Asia Cement Corp.	163,687	233,979
BBMG Corp., H Shares	366,000	110,710
Boral, Ltd.	212,021	796,408
Cementos Argos SA	278,481	600,979
Cemex SAB de CV (B)	4,391,688	1,801,603
China National Building Material Company, Ltd., H Shares	608,900	469,056
China Resources Cement Holdings, Ltd.	383,900	332,871
CRH PLC	122,812	3,850,891
Eagle Materials, Inc.	12,371	1,064,648
Fletcher Building, Ltd.	79,927	273,776
Grupo Argos SA	176,636	905,657
HeidelbergCement AG	21,653	1,606,468
Imerys SA	5,357	232,308
Indocement Tunggal Prakarsa Tbk PT	141,220	210,813
James Hardie Industries PLC	79,295	1,006,170
LafargeHolcim, Ltd. (B)	94,634	4,524,972
Martin Marietta Materials, Inc.	3,390	713,595
POSCO Chemical Company, Ltd.	1,402	63,909
Semen Indonesia Persero Tbk PT	229,992	187,171

John Hancock Funds II

Portfolio of Investments — May 31, 2019 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Construction materials (continued)
Summit Materials, Inc., Class A (B)	13,772	$192,533
Taiheiyo Cement Corp.	11,200	330,006
Taiwan Cement Corp.	344,600	468,021
The Siam Cement PCL, Foreign Quota Shares	6,763	96,730
U.S. Concrete, Inc. (B)	2,024	94,258
Vulcan Materials Company	7,159	894,231

		22,190,331
Containers and packaging – 0.2%
Amcor, Ltd.	207,825	2,372,664
AptarGroup, Inc.	16,961	1,921,172
Avery Dennison Corp.	4,560	474,514
Ball Corp.	18,156	1,114,597
Bemis Company, Inc.	24,577	1,434,068
CCL Industries, Inc., Class B	24,961	1,137,059
Greif, Inc., Class A	10,265	363,792
Greif, Inc., Class B	670	29,514
International Paper Company	21,734	901,309
Klabin SA	120,242	476,500
Myers Industries, Inc.	4,432	74,989
Owens-Illinois, Inc.	41,390	662,240
Packaging Corp. of America	5,131	457,069
Sealed Air Corp.	8,451	354,097
Silgan Holdings, Inc.	20,752	601,600
Smurfit Kappa Group PLC	33,792	933,283
Sonoco Products Company	26,951	1,666,380
Toyo Seikan Group Holdings, Ltd.	14,100	266,114
UFP Technologies, Inc. (B)	891	32,896
Westrock Company	13,868	452,097

		15,725,954
Metals and mining – 1.6%
Agnico Eagle Mines, Ltd.	38,077	1,660,727
AK Steel Holding Corp. (B)(C)	38,635	66,452
Allegheny Technologies, Inc. (B)	49,166	1,052,644
Alumina, Ltd.	441,933	730,099
Aluminum Corp. of China, Ltd., H Shares (B)	618,880	222,773
Angang Steel Company, Ltd., H Shares	224,900	101,300
Anglo American Platinum, Ltd.	6,371	320,064
Anglo American PLC	190,822	4,565,141
AngloGold Ashanti, Ltd.	48,676	648,088
Antofagasta PLC	70,818	701,205
ArcelorMittal	100,770	1,487,788
Barrick Gold Corp.	262,850	3,269,095
BHP Group PLC	382,399	8,630,034
BHP Group, Ltd.	530,497	13,784,984
BlueScope Steel, Ltd.	97,295	709,187
Boliden AB	43,293	985,125
Boliden AB (B)	43,293	19,361
Carpenter Technology Corp.	18,473	749,265
Century Aluminum Company (B)	6,202	34,669
China Hongqiao Group, Ltd.	338,300	244,660
China Molybdenum Company, Ltd., H Shares	586,500	184,480
China Oriental Group Company, Ltd.	176,600	102,418
China Steel Corp.	922,958	710,183
China Zhongwang Holdings, Ltd.	244,600	116,764
Cia de Minas Buenaventura SAA, ADR	50,400	764,568
Cia Siderurgica Nacional SA	108,266	456,356
Cleveland-Cliffs, Inc. (C)	35,435	308,285
Coeur Mining, Inc. (B)	22,803	64,761
Commercial Metals Company	45,891	612,645
Compass Minerals International, Inc.	13,291	677,974
Eregli Demir ve Celik Fabrikalari TAS	293,403	365,300
First Quantum Minerals, Ltd.	113,470	826,091

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Metals and mining (continued)
Fortescue Metals Group, Ltd.	281,277	$1,564,109
Franco-Nevada Corp.	30,362	2,344,317
Freeport-McMoRan, Inc.	78,687	764,051
Fresnillo PLC	39,099	379,846
Glencore PLC (B)	2,040,010	6,527,370
Gold Fields, Ltd.	96,119	430,368
Gold Resource Corp.	7,123	20,229
Grupo Mexico SAB de CV, Series B	1,014,000	2,524,814
Havilah Mining Corp. (B)	2,060	385
Haynes International, Inc.	1,603	46,695
Hecla Mining Company	56,116	73,512
Hitachi Metals, Ltd.	20,100	198,873
Hyundai Steel Company	4,804	164,406
Industrias Penoles SAB de CV	39,760	444,874
Jastrzebska Spolka Weglowa SA (B)	7,415	96,976
JFE Holdings, Inc.	46,500	642,161
Jiangxi Copper Company, Ltd., H Shares	187,825	234,917
Kaiser Aluminum Corp.	1,959	174,586
KGHM Polska Miedz SA (B)	19,545	484,230
Kinross Gold Corp. (B)	205,861	673,206
Kobe Steel, Ltd.	29,100	179,580
Korea Zinc Company, Ltd.	491	180,118
Kumba Iron Ore, Ltd.	7,733	234,801
Lundin Mining Corp. (C)	111,132	496,624
Maanshan Iron & Steel Company, Ltd., H Shares	268,500	114,440
Maruichi Steel Tube, Ltd.	4,800	125,346
Materion Corp.	2,447	147,921
Mitsubishi Materials Corp.	9,500	247,083
MMG, Ltd. (B)	376,700	115,182
Newcrest Mining, Ltd.	137,636	2,615,571
Newmont Goldcorp Corp.	44,377	1,468,435
Nippon Steel Corp.	76,478	1,264,742
Norsk Hydro ASA	203,862	712,579
Nucor Corp.	16,583	795,984
Olympic Steel, Inc.	1,275	15,785
POSCO	4,722	940,601
Press Metal Aluminium Holdings BHD	172,400	184,350
Reliance Steel & Aluminum Company	18,077	1,505,272
Rio Tinto PLC	209,317	12,002,827
Rio Tinto, Ltd.	66,848	4,639,531
Royal Gold, Inc.	17,640	1,552,144
Ryerson Holding Corp. (B)	2,107	16,266
Schnitzer Steel Industries, Inc., Class A	3,183	67,193
South32, Ltd.	916,129	2,101,219
Southern Copper Corp.	25,200	849,996
Steel Dynamics, Inc.	61,861	1,555,804
Sumitomo Metal Mining Company, Ltd.	21,900	572,681
SunCoke Energy, Inc. (B)	7,967	58,478
Synalloy Corp.	1,195	22,179
Teck Resources, Ltd., Class B	83,712	1,701,368
thyssenkrupp AG (C)	63,356	799,932
TimkenSteel Corp. (B)	4,907	34,889
Turquoise Hill Resources, Ltd. (B)	174,603	206,692
United States Steel Corp.	46,674	551,687
Universal Stainless & Alloy Products, Inc. (B)	1,192	15,138
Vale SA	546,971	6,830,255
voestalpine AG	18,634	485,765
Warrior Met Coal, Inc.	5,139	132,638
Wheaton Precious Metals Corp.	72,400	1,601,092
Worthington Industries, Inc.	15,531	530,228
Zhaojin Mining Industry Company, Ltd., H Shares	147,100	135,540

John Hancock Funds II

Portfolio of Investments — May 31, 2019 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Metals and mining (continued)
Zijin Mining Group Company, Ltd., H Shares	884,329	$313,743

		111,084,110
Paper and forest products – 0.1%
Boise Cascade Company	4,795	106,449
Clearwater Paper Corp. (B)	1,997	32,172
Domtar Corp.	16,985	714,219
Empresas CMPC SA	69,300	184,107
Indah Kiat Pulp & Paper Corp. Tbk PT	216,200	117,523
Lee & Man Paper Manufacturing, Ltd.	237,500	154,704
Louisiana-Pacific Corp.	53,592	1,222,969
Mondi PLC	66,433	1,375,144
Mondi, Ltd.	14,068	289,758
Neenah, Inc.	2,059	117,692
Nine Dragons Paper Holdings, Ltd.	257,200	205,053
Oji Holdings Corp.	81,000	417,601
Pabrik Kertas Tjiwi Kimia Tbk PT	108,900	78,152
PH Glatfelter Company	5,540	80,773
Sappi, Ltd.	63,256	239,172
Schweitzer-Mauduit International, Inc.	3,767	117,869
Stora Enso OYJ, R Shares	88,288	932,004
Suzano SA	93,767	766,586
UPM-Kymmene OYJ	85,310	2,134,236
Verso Corp., Class A (B)	4,248	73,151
West Fraser Timber Company, Ltd.	9,263	361,103

		9,720,437

		274,480,157
Real estate – 3.8%
Equity real estate investment trusts – 3.0%
Acadia Realty Trust	9,787	267,674
Agree Realty Corp.	4,014	268,737
Alexander & Baldwin, Inc. (B)	26,693	615,808
Alexander’s, Inc.	268	98,624
Alexandria Real Estate Equities, Inc.	17,660	2,585,601
American Assets Trust, Inc.	4,677	212,289
American Campus Communities, Inc.	36,905	1,709,440
American Tower Corp.	69,108	14,427,677
Americold Realty Trust	15,268	477,888
Apartment Investment & Management Company, A Shares	24,350	1,216,283
Armada Hoffler Properties, Inc.	6,216	102,564
Ascendas Real Estate Investment Trust	485,500	1,033,293
Ashford Hospitality Trust, Inc.	11,948	53,288
AvalonBay Communities, Inc.	21,699	4,405,114
Bluerock Residential Growth REIT, Inc.	3,452	39,491
Boston Properties, Inc.	24,205	3,166,740
Braemar Hotels & Resorts, Inc.	3,718	38,816
Brixmor Property Group, Inc.	80,462	1,379,923
BRT Apartments Corp.	1,666	21,025
Camden Property Trust	26,051	2,692,631
CapitaLand Commercial Trust	480,300	675,808
CapitaLand Mall Trust	473,500	831,310
CareTrust REIT, Inc.	10,175	247,354
CatchMark Timber Trust, Inc., Class A	6,497	61,137
CBL & Associates Properties, Inc.	22,796	18,563
Cedar Realty Trust, Inc.	12,463	35,270
Chatham Lodging Trust	5,632	107,233
Chesapeake Lodging Trust	7,277	209,359
City Office REIT, Inc.	5,293	62,404
Clipper Realty, Inc.	2,062	26,332
Community Healthcare Trust, Inc.	2,254	88,199
CoreCivic, Inc.	46,508	1,018,525
CorEnergy Infrastructure Trust, Inc.	1,560	60,200
CorePoint Lodging, Inc.	5,169	62,648

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
CoreSite Realty Corp.	9,910	$1,156,695
Corporate Office Properties Trust	29,702	826,904
Cousins Properties, Inc.	163,508	1,479,747
Covivio	6,601	692,705
Crown Castle International Corp.	65,102	8,463,911
CyrusOne, Inc.	29,172	1,722,315
Daiwa House REIT Investment Corp.	166	392,383
Dexus	182,822	1,636,158
DiamondRock Hospitality Company	25,025	247,998
Digital Realty Trust, Inc.	32,557	3,832,610
Douglas Emmett, Inc.	43,594	1,756,402
Duke Realty Corp.	56,278	1,693,405
Easterly Government Properties, Inc.	7,405	136,326
EastGroup Properties, Inc.	14,169	1,572,759
EPR Properties	20,186	1,576,527
Equinix, Inc.	13,052	6,340,531
Equity Residential	57,953	4,437,461
Essential Properties Realty Trust, Inc.	4,442	94,437
Essex Property Trust, Inc.	10,291	3,002,296
Extra Space Storage, Inc.	19,942	2,136,985
Farmland Partners, Inc.	4,150	25,689
Federal Realty Investment Trust	11,650	1,523,005
Fibra Uno Administracion SA de CV	978,000	1,251,022
First Industrial Realty Trust, Inc.	49,014	1,701,276
Fortress REIT, Ltd., Class A	116,902	159,079
Fortress REIT, Ltd., Class B	94,457	76,804
Four Corners Property Trust, Inc.	8,243	237,069
Franklin Street Properties Corp.	12,937	93,664
Front Yard Residential Corp.	6,482	74,154
Gecina SA	6,763	966,689
Getty Realty Corp.	3,903	120,837
Gladstone Commercial Corp.	3,847	81,056
Gladstone Land Corp.	2,172	26,933
Global Medical REIT, Inc.	2,927	31,202
Global Net Lease, Inc.	9,199	169,354
Goodman Group	293,757	2,732,841
Growthpoint Properties, Ltd.	352,011	583,491
H&R Real Estate Investment Trust	27,691	467,117
Hammerson PLC	139,064	475,567
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	7,156	185,412
HCP, Inc.	74,846	2,373,367
Healthcare Realty Trust, Inc.	48,752	1,571,764
Hersha Hospitality Trust	4,430	75,532
Highwoods Properties, Inc.	27,945	1,225,668
Hospitality Properties Trust	44,232	1,100,050
Host Hotels & Resorts, Inc.	116,001	2,100,778
Hyprop Investments, Ltd.	30,249	146,782
ICADE	4,794	407,618
Independence Realty Trust, Inc.	10,881	119,473
Industrial Logistics Properties Trust	7,871	148,447
Innovative Industrial Properties, Inc.	1,132	95,122
Investors Real Estate Trust	1,501	86,893
Iron Mountain, Inc.	44,862	1,375,020
iStar, Inc.	8,381	92,275
Japan Prime Realty Investment Corp.	72	308,256
Japan Real Estate Investment Corp.	120	714,026
Japan Retail Fund Investment Corp.	233	469,354
JBG SMITH Properties	29,735	1,174,235
Jernigan Capital, Inc.	2,519	53,201
Kilroy Realty Corp.	27,204	2,005,207
Kimco Realty Corp.	66,013	1,148,626
Kite Realty Group Trust	10,299	156,545
Klepierre SA	30,438	1,036,206
Lamar Advertising Company, Class A	22,975	1,796,875

John Hancock Funds II

Portfolio of Investments — May 31, 2019 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
Land Securities Group PLC	132,935	$1,390,636
Lexington Realty Trust	25,695	235,623
Liberty Property Trust	39,916	1,894,813
Life Storage, Inc.	12,584	1,211,588
Link REIT	313,925	3,756,419
LTC Properties, Inc.	4,793	214,487
Mack-Cali Realty Corp.	35,508	806,742
Medical Properties Trust, Inc.	102,696	1,825,935
Mid-America Apartment Communities, Inc.	17,841	2,037,085
Mirvac Group	658,245	1,387,138
Monmouth Real Estate Investment Corp.	10,962	152,810
National Health Investors, Inc.	4,900	384,895
National Retail Properties, Inc.	43,562	2,331,874
National Storage Affiliates Trust	6,926	206,326
New Senior Investment Group, Inc.	9,847	64,892
NexPoint Residential Trust, Inc.	2,267	90,861
Nippon Building Fund, Inc.	123	841,194
Nippon Prologis REIT, Inc.	153	332,875
Nomura Real Estate Master Fund, Inc.	352	546,811
NorthStar Realty Europe Corp.	5,501	90,601
Office Properties Income Trust	5,917	141,475
Omega Healthcare Investors, Inc.	55,903	1,991,265
One Liberty Properties, Inc.	2,033	58,022
Pebblebrook Hotel Trust	50,864	1,415,545
Pennsylvania Real Estate Investment Trust	8,834	56,626
Physicians Realty Trust	22,112	404,871
Piedmont Office Realty Trust, Inc., Class A	15,115	307,288
PotlatchDeltic Corp.	26,396	888,225
Preferred Apartment Communities, Inc., Class A	5,285	82,975
Prologis, Inc.	98,750	7,274,913
PS Business Parks, Inc.	7,741	1,245,682
Public Storage	23,510	5,592,559
QTS Realty Trust, Inc., Class A	6,177	285,192
Rayonier, Inc.	34,809	979,873
Realty Income Corp.	47,592	3,335,247
Redefine Properties, Ltd.	642,497	399,909
Regency Centers Corp.	26,241	1,730,856
Resilient REIT, Ltd.	32,540	131,605
Retail Opportunity Investments Corp.	13,865	232,100
Rexford Industrial Realty, Inc.	11,125	420,525
RioCan Real Estate Investment Trust	28,684	553,476
RLJ Lodging Trust	21,062	361,635
RPT Realty	9,693	117,964
Ryman Hospitality Properties, Inc.	5,385	430,531
Sabra Health Care REIT, Inc.	69,750	1,345,478
Safehold, Inc.	1,186	32,366
Saul Centers, Inc.	1,452	77,958
SBA Communications Corp. (B)	17,638	3,817,040
Scentre Group	957,098	2,526,283
Segro PLC	194,141	1,709,085
Senior Housing Properties Trust	64,194	505,849
Seritage Growth Properties, Class A	3,955	165,398
Simon Property Group, Inc.	48,401	7,845,318
SL Green Realty Corp.	13,110	1,127,460
SmartCentres Real Estate Investment Trust	14,158	342,113
Spirit MTA REIT	5,573	39,178
STAG Industrial, Inc.	11,822	344,966
Stockland	434,341	1,333,210
Summit Hotel Properties, Inc.	12,981	148,373
Sunstone Hotel Investors, Inc.	27,411	367,856

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
Suntec Real Estate Investment Trust	389,200	$516,468
Tanger Factory Outlet Centers, Inc.	36,501	619,057
Taubman Centers, Inc.	16,489	731,452
Terreno Realty Corp.	7,282	332,860
The British Land Company PLC	164,633	1,110,816
The GEO Group, Inc.	47,153	1,034,065
The GPT Group	323,782	1,295,404
The Macerich Company	16,585	602,533
Tier REIT, Inc.	6,505	175,115
UDR, Inc.	43,177	1,933,466
UMH Properties, Inc.	4,406	58,644
Unibail-Rodamco-Westfield	10,113	1,528,904
Unibail-Rodamco-Westfield, Stapled Shares	10,638	1,608,532
United Urban Investment Corp.	258	425,935
Uniti Group, Inc.	48,330	464,451
Universal Health Realty Income Trust	1,572	128,857
Urban Edge Properties	44,248	763,278
Urstadt Biddle Properties, Inc., Class A	3,690	80,737
Ventas, Inc.	55,799	3,587,876
Vicinity Centres	583,843	1,046,508
Vornado Realty Trust	27,162	1,798,939
Washington Prime Group, Inc.	23,125	94,813
Washington Real Estate Investment Trust	9,795	260,645
Weingarten Realty Investors	32,226	908,773
Welltower, Inc.	60,527	4,916,003
Weyerhaeuser Company	116,949	2,666,437
Whitestone REIT	4,830	61,196
Xenia Hotels & Resorts, Inc.	13,725	286,990

		211,288,033
Real estate management and development – 0.8%
Aeon Mall Company, Ltd.	9,200	134,997
Agile Group Holdings, Ltd.	246,600	311,250
Altisource Portfolio Solutions SA (B)	1,173	23,612
Aroundtown SA	113,181	960,274
Ayala Land, Inc.	906,900	862,718
Azrieli Group, Ltd.	6,806	406,336
BR Malls Participacoes SA	141,219	461,019
Bumi Serpong Damai Tbk PT (B)	595,100	56,501
CapitaLand, Ltd.	477,500	1,120,444
CBRE Group, Inc., Class A (B)	48,929	2,236,055
Central Pattana PCL	2,600	5,847
Central Pattana PCL, Foreign Quota Shares	19,900	44,755
China Evergrande Group (C)	410,035	1,091,982
China Jinmao Holdings Group, Ltd.	814,400	470,194
China Overseas Land & Investment, Ltd.	601,297	2,083,398
China Resources Land, Ltd.	434,705	1,768,369
China Vanke Company, Ltd., H Shares	195,900	695,153
CIFI Holdings Group Company, Ltd.	550,700	329,767
City Developments, Ltd.	76,700	459,996
CK Asset Holdings, Ltd.	385,698	2,791,461
Consolidated-Tomoka Land Company	542	32,412
Country Garden Holdings Company, Ltd.	1,188,167	1,605,667
Cushman & Wakefield PLC (B)	7,755	130,749
Daito Trust Construction Company, Ltd.	6,800	883,472
Daiwa House Industry Company, Ltd.	53,600	1,601,464
Dalian Wanda Commercial Properties Company, Ltd., H Shares (A)(B)	37,400	251,892
Deutsche Wohnen SE	51,501	2,431,198
First Capital Realty, Inc.	33,610	516,981
Forestar Group, Inc. (B)	1,490	26,686
FRP Holdings, Inc. (B)	947	44,054
Future Land Development Holdings, Ltd.	278,800	303,827
Greentown China Holdings, Ltd.	138,400	91,905

John Hancock Funds II

Portfolio of Investments — May 31, 2019 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Real estate management and development (continued)
Guangzhou R&F Properties
Company, Ltd., H Shares	153,000	$289,296
Hang Lung Group, Ltd.	132,000	352,782
Hang Lung Properties, Ltd.	300,000	632,971
Henderson Land Development Company, Ltd.	216,376	1,118,058
HFF, Inc., Class A	4,594	198,369
Highwealth Construction Corp.	51,687	79,795
Hongkong Land Holdings, Ltd.	173,400	1,131,459
Hulic Company, Ltd.	26,900	212,885
Hysan Development Company, Ltd.	92,557	482,048
IOI Properties Group BHD	223,333	71,471
Jiayuan International Group, Ltd. (C)	157,300	73,199
Jones Lang LaSalle, Inc.	12,304	1,531,233
Kaisa Group Holdings, Ltd.	337,800	140,597
Kennedy-Wilson Holdings, Inc.	15,267	313,737
Kerry Properties, Ltd.	97,768	371,622
KWG Group Holdings, Ltd.	200,000	200,630
Land & Houses PCL, Foreign Quota Shares	52,200	17,490
Lendlease Group	102,356	1,009,476
Logan Property Holdings Company, Ltd.	216,500	319,794
Longfor Group Holdings, Ltd.	232,300	855,745
Marcus & Millichap, Inc. (B)	2,349	71,738
Megaworld Corp.	1,356,300	153,569
Mitsubishi Estate Company, Ltd.	111,200	2,039,755
Mitsui Fudosan Company, Ltd.	84,004	2,029,548
Multiplan Empreendimentos Imobiliarios SA	47,201	298,799
NEPI Rockcastle PLC	44,794	378,892
New World Development Company, Ltd.	910,257	1,345,757
Newmark Group, Inc., Class A	18,431	147,079
Nomura Real Estate Holdings, Inc.	11,600	237,668
Pakuwon Jati Tbk PT	1,308,900	64,604
RE/MAX Holdings, Inc., Class A	2,181	64,601
Realogy Holdings Corp.	30,544	216,557
Redfin Corp. (B)	9,824	154,826
Robinsons Land Corp.	249,600	124,123
Ruentex Development Company, Ltd.	39,080	50,519
Shanghai Lujiazui Finance & Trade Zone Development Company, Ltd., B Shares	162,751	189,064
Shenzhen Investment, Ltd.	516,900	190,397
Shimao Property Holdings, Ltd.	181,700	521,323
Shui On Land, Ltd.	564,900	128,072
Sime Darby Property BHD	400,900	101,599
Sino Land Company, Ltd.	490,075	784,240
Sino-Ocean Group Holding, Ltd.	481,358	191,633
SM Prime Holdings, Inc.	1,244,900	951,846
SOHO China, Ltd.	320,000	99,932
SP Setia BHD Group	200,700	104,741
Sumitomo Realty & Development Company, Ltd.	33,383	1,227,499
Sun Hung Kai Properties, Ltd.	237,500	3,759,920
Sunac China Holdings, Ltd.	379,700	1,638,068
Swire Pacific, Ltd., Class A	74,000	875,606
Swire Properties, Ltd.	174,200	718,406
Swiss Prime Site AG (B)	14,419	1,175,456
Tejon Ranch Company (B)	2,787	45,122
The RMR Group, Inc., Class A	876	42,241
The St. Joe Company (B)	4,478	71,335
The Wharf Holdings, Ltd.	182,125	465,350
Tokyu Fudosan Holdings Corp.	57,100	317,183
UOL Group, Ltd.	94,400	464,997
Vonovia SE	71,319	3,736,695

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Real estate management and development (continued)
Wharf Real Estate Investment
Company, Ltd.	180,125	$1,232,603
Wheelock & Company, Ltd.	123,000	811,959
Yuexiu Property Company, Ltd.	1,083,500	245,802
Yuzhou Properties Company, Ltd.	261,600	119,198

		61,225,414

		272,513,447
Utilities – 3.6%
Electric utilities – 1.9%
ALLETE, Inc.	20,089	1,645,088
Alliant Energy Corp.	41,685	1,978,370
American Electric Power Company, Inc.	87,103	7,501,310
AusNet Services	313,059	386,302
Centrais Eletricas Brasileiras SA	37,400	327,969
CEZ AS	19,451	452,923
Chubu Electric Power Company, Inc.	57,000	777,256
CK Infrastructure Holdings, Ltd.	98,000	756,810
CLP Holdings, Ltd.	243,500	2,757,868
Duke Energy Corp.	128,372	10,989,927
Edison International	57,530	3,415,556
EDP - Energias de Portugal SA	399,147	1,454,674
El Paso Electric Company	4,933	287,101
Electricite de France SA (C)	90,528	1,273,539
Emera, Inc.	11,271	433,962
Endesa SA	50,402	1,255,587
Enel Americas SA	1,631,970	259,906
Enel Chile SA	1,637,355	149,951
Enel SpA	771,186	4,796,166
Entergy Corp.	33,475	3,249,418
Equatorial Energia SA	28,678	629,623
Evergy, Inc.	44,961	2,614,033
Eversource Energy	55,971	4,132,899
Exelon Corp.	171,233	8,232,883
FirstEnergy Corp.	88,931	3,667,514
Fortis, Inc.	71,122	2,686,282
Fortum OYJ	70,680	1,512,638
Hawaiian Electric Industries, Inc.	29,400	1,221,276
HK Electric Investments & HK Electric Investments, Ltd.	377,000	369,269
Hydro One, Ltd. (A)	57,342	971,539
Iberdrola SA	990,511	9,209,529
IDACORP, Inc.	19,633	1,968,601
Interconexion Electrica SA ESP	270,410	1,296,804
Korea Electric Power Corp. (B)	15,413	336,815
Kyushu Electric Power Company, Inc.	35,200	347,359
Manila Electric Company	27,260	201,437
MGE Energy, Inc.	4,328	286,687
NextEra Energy, Inc.	84,433	16,735,465
OGE Energy Corp.	53,809	2,236,302
Orsted A/S (A)	29,647	2,359,875
Otter Tail Corp.	4,754	236,131
PGE Polska Grupa Energetyczna SA (B)	120,416	289,011
Pinnacle West Capital Corp.	19,802	1,859,606
PNM Resources, Inc.	31,147	1,467,335
Portland General Electric Company	10,702	565,708
Power Assets Holdings, Ltd.	205,500	1,422,018
PPL Corp.	127,299	3,788,418
Red Electrica Corp. SA	68,384	1,449,420
Spark Energy, Inc., Class A (C)	1,896	18,581
SSE PLC	185,456	2,530,286
Tenaga Nasional BHD	405,136	1,226,434
Terna Rete Elettrica Nazionale SpA	128,617	785,700
The Chugoku Electric Power Company, Inc.	24,800	310,689

John Hancock Funds II

Portfolio of Investments — May 31, 2019 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electric utilities (continued)
The Kansai Electric Power Company, Inc.	66,400	$773,476
The Southern Company	182,679	9,773,327
Tohoku Electric Power Company, Inc.	39,700	404,906
Tokyo Electric Power Company Holdings, Inc. (B)	136,900	702,279
Verbund AG	11,040	551,928
Xcel Energy, Inc.	90,797	5,206,300

		138,528,066
Gas utilities – 0.4%
AltaGas, Ltd. (C)	44,940	648,697
APA Group	211,710	1,487,339
Atmos Energy Corp.	20,640	2,101,152
Beijing Enterprises Holdings, Ltd.	78,714	395,073
Chesapeake Utilities Corp.	1,903	172,754
China Gas Holdings, Ltd.	277,000	891,926
China Resources Gas Group, Ltd.	138,100	662,163
ENN Energy Holdings, Ltd.	122,800	1,103,853
Hong Kong & China Gas Company, Ltd.	1,506,989	3,331,527
Infraestructura Energetica Nova SAB de CV	155,535	632,100
Korea Gas Corp.	1,696	58,694
National Fuel Gas Company	23,213	1,237,485
Naturgy Energy Group SA	55,583	1,585,077
New Jersey Resources Corp.	34,315	1,628,247
Northwest Natural Holding Company	3,519	242,178
ONE Gas, Inc.	20,422	1,788,150
Osaka Gas Company, Ltd.	34,900	618,445
Perusahaan Gas Negara Tbk PT	846,169	122,040
Petronas Gas BHD	89,599	377,280
RGC Resources, Inc.	1,068	29,082
South Jersey Industries, Inc.	11,279	355,852
Southwest Gas Holdings, Inc.	20,666	1,759,503
Spire, Inc.	19,507	1,625,323
Toho Gas Company, Ltd.	6,845	266,657
Tokyo Gas Company, Ltd.	35,800	888,638
Towngas China Company, Ltd. (B)	150,900	113,713
UGI Corp.	46,852	2,418,032

		26,540,980
Independent power and renewable electricity producers – 0.1%
Aboitiz Power Corp.	180,300	126,294
AES Corp.	116,945	1,847,731
Atlantic Power Corp. (B)	15,351	35,768
CGN Power Company, Ltd., H Shares (A)	1,635,700	450,326
China Longyuan Power Group Corp., Ltd., H Shares	495,300	312,122
China Power International Development, Ltd.	674,900	174,922
China Resources Power Holdings Company, Ltd.	300,332	437,681
Clearway Energy, Inc., Class A	4,507	64,585
Clearway Energy, Inc., Class C	8,766	131,490
Colbun SA	448,494	84,385
Datang International Power Generation Company, Ltd., H Shares	465,200	116,223
Electric Power Development Company, Ltd.	13,600	297,958
Electricity Generating PCL	200	1,876
Electricity Generating PCL, Foreign Quota Shares	2,400	22,508
Energy Absolute PCL	5,600	9,515
Energy Absolute PCL, Foreign Quota Shares	20,170	34,271

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Independent power and renewable electricity producers (continued)
Engie Brasil Energia SA	35,083	$414,135
Glow Energy PCL, Foreign Quota Shares	7,100	18,501
Gulf Energy Development PCL	1,600	5,206
Gulf Energy Development PCL, Foreign Quota Shares	6,200	20,175
Huadian Power International Corp., Ltd., H Shares	251,100	103,965
Huaneng Power International, Inc., H Shares	653,864	412,185
Huaneng Renewables Corp., Ltd., H Shares	749,300	202,293
Meridian Energy, Ltd.	122,777	339,843
NRG Energy, Inc.	49,618	1,688,997
Ormat Technologies, Inc.	4,889	288,647
Pattern Energy Group, Inc., Class A	10,009	212,291
TerraForm Power, Inc., Class A	9,025	121,838
Uniper SE	29,105	816,063

		8,791,794
Multi-utilities – 1.0%
AGL Energy, Ltd.	118,390	1,683,857
Ameren Corp.	43,197	3,168,068
Atco, Ltd., Class I	13,811	475,047
Avista Corp.	7,964	332,577
Black Hills Corp.	21,005	1,600,581
Canadian Utilities, Ltd., Class A	23,148	652,515
CenterPoint Energy, Inc.	88,498	2,516,883
Centrica PLC	1,032,321	1,220,619
CMS Energy Corp.	50,041	2,807,801
Consolidated Edison, Inc.	56,694	4,892,692
Dominion Energy, Inc.	141,139	10,610,830
DTE Energy Company	32,123	4,030,473
E.ON SE	320,167	3,347,484
Engie SA	274,299	3,824,103
Innogy SE (A)	19,836	899,103
MDU Resources Group, Inc.	52,930	1,306,312
National Grid PLC	615,376	6,186,763
NiSource, Inc.	65,773	1,831,778
NorthWestern Corp.	19,664	1,394,964
Public Service Enterprise Group, Inc.	89,250	5,244,330
RWE AG	75,430	1,887,124
Sempra Energy	48,389	6,360,734
Suez (C)	55,150	738,299
Unitil Corp.	1,828	103,940
Veolia Environnement SA	80,188	1,855,965
WEC Energy Group, Inc.	55,702	4,486,796
YTL Corp. BHD	426,397	115,775

		73,575,413
Water utilities – 0.2%
Aguas Andinas SA, Class A	128,837	71,088
American States Water Company	4,417	322,176
American Water Works Company, Inc.	31,916	3,607,146
Aqua America, Inc.	56,268	2,224,837
AquaVenture Holdings, Ltd. (B)	1,520	26,950
Artesian Resources Corp., Class A	1,138	40,524
Beijing Enterprises Water Group, Ltd. (B)	857,700	455,246
Cadiz, Inc. (B)(C)	3,168	32,884
California Water Service Group	5,839	287,396
Cia de Saneamento Basico do Estado de Sao Paulo	58,998	664,713
Connecticut Water Service, Inc.	1,485	103,712
Consolidated Water Company, Ltd.	2,451	33,211
Guangdong Investment, Ltd.	455,980	896,349
Middlesex Water Company	1,970	116,545

John Hancock Funds II

Portfolio of Investments — May 31, 2019 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Water utilities (continued)
Pure Cycle Corp. (B)	2,572	$24,228
Severn Trent PLC	42,477	1,071,692
SJW Group	2,906	179,097
The York Water Company	1,731	59,685
United Utilities Group PLC	122,378	1,235,323

		11,452,802

		258,889,055

TOTAL COMMON STOCKS (Cost $ 6,600,213,152)		$6,669,853,465

PREFERRED SECURITIES – 0.6%
Communication services – 0.0%
Diversified telecommunication services – 0.0%
Telefonica Brasil SA	77,254	945,999
Media – 0.0%
GCI Liberty, Inc., 7.000% (C)	974	24,798

		970,797
Consumer discretionary – 0.1%
Automobiles – 0.1%
Bayerische Motoren Werke AG	8,212	485,922
Hyundai Motor Company	1,472	96,880
Hyundai Motor Company, 2nd Preferred	2,258	162,379
Porsche Automobil Holding SE	22,406	1,390,320
Volkswagen AG	27,090	4,211,394

		6,346,895
Multiline retail – 0.0%
Lojas Americanas SA	126,526	520,427

		6,867,322
Consumer staples – 0.1%
Beverages – 0.0%
Embotelladora Andina SA, B Shares	17,369	57,767
Food and staples retailing – 0.0%
Cia Brasileira de Distribuicao	27,300	606,744
Household products – 0.1%
Henkel AG & Company KGaA	25,961	2,372,434
Personal products – 0.0%
Amorepacific Corp.	562	46,881
LG Household & Health Care, Ltd.	127	77,792

		124,673

		3,161,618
Energy – 0.1%
Oil, gas and consumable fuels – 0.1%
Petroleo Brasileiro SA	676,433	4,404,456
Financials – 0.3%
Banks – 0.3%
Banco Bradesco SA	695,386	6,556,985
Bancolombia SA	276,062	3,228,050
Grupo Aval Acciones y Valores SA	2,378,996	827,500
Itau Unibanco Holding SA	835,467	7,452,018
Itausa - Investimentos Itau SA	762,159	2,406,542

		20,471,095
Diversified financial services – 0.0%
Grupo de Inversiones Suramericana SA	69,652	624,759

		21,095,854
Health care – 0.0%
Health care equipment and supplies – 0.0%
Sartorius AG	5,168	980,641
Industrials – 0.0%
Aerospace and defense – 0.0%
Rolls-Royce Holdings PLC (B)	20,620,317	26,069

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
PREFERRED SECURITIES (continued)
Industrial conglomerates – 0.0%
CJ Corp. (B)(D)	289	$8,898

		34,967
Information technology – 0.0%
Technology hardware, storage and peripherals – 0.0%
Samsung Electronics Company, Ltd.	49,210	1,433,932
Materials – 0.0%
Chemicals – 0.0%
Braskem SA, A Shares (B)	29,683	323,612
FUCHS PETROLUB SE	10,044	392,235
LG Chem, Ltd.	472	76,774
Sociedad Quimica y Minera de Chile SA, B Shares	6,641	200,315

		992,936
Metals and mining – 0.0%
Gerdau SA	177,583	627,703

		1,620,639
Utilities – 0.0%
Electric utilities – 0.0%
Centrais Eletricas Brasileiras SA, B Shares	39,179	356,150
Cia Energetica de Minas Gerais	150,048	564,408

		920,558

TOTAL PREFERRED SECURITIES (Cost $42,883,485)		$41,490,784

EXCHANGE-TRADED FUNDS – 1.6%
iShares MSCI India ETF	2,118,579	76,226,472
iShares MSCI Russia ETF	204,794	7,487,269
KraneShares Bosera MSCI China A ETF (C)	222,337	6,447,773
VanEck Vectors Russia ETF	1,218,583	26,370,136

TOTAL EXCHANGE-TRADED FUNDS (Cost $108,957,805)		$116,531,650

RIGHTS – 0.0%
Marks & Spencer Group PLC (Expiration Date: 6-13-19; Strike Price: GBP 1.85) (B)	58,635	28,910
Pan American Silver Corp. (Expiration Date: 2-22-29) (B)(D)(E)	37,553	9,681

TOTAL RIGHTS (Cost $11,142)		$38,591

WARRANTS – 0.0%
BTS Group Holdings PCL (Expiration Date: 11-29-19; Strike Price: THB 10.50) (B)	56,833	1,526
Minor International PCL (Expiration Date: 9-30-21; Strike Price: THB 43.00) (B)	1,847	182

TOTAL WARRANTS (Cost $0)		$1,708

SECURITIES LENDING COLLATERAL – 1.1%
John Hancock Collateral Trust, 2.3405% (F)(G)	7,806,753	78,122,182

TOTAL SECURITIES LENDING COLLATERAL (Cost $78,110,299)		$78,122,182

SHORT-TERM INVESTMENTS – 3.6%
U.S. Government Agency – 3.2%
Federal Home Loan Bank Discount Note
2.345%, 08/28/2019 *	$40,000,000	39,775,444
2.360%, 08/21/2019 *	15,000,000	14,922,646
2.370%, 08/08/2019 *	20,000,000	19,913,833
2.375%, 07/10/2019 *	45,000,000	44,891,775
2.375%, 08/06/2019 *	10,000,000	9,958,222

John Hancock Funds II

Portfolio of Investments — May 31, 2019 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
U.S. Government Agency (continued)
Federal Home Loan Bank
Discount Note (continued)
2.390%, 08/01/2019 *	$10,000,000	$9,961,486
2.400%, 07/30/2019 *	35,000,000	34,870,325
2.405%, 06/26/2019 *	20,000,000	19,970,100
2.410%, 06/12/2019 *	20,000,000	19,988,300
2.410%, 06/21/2019 *	10,000,000	9,988,300

		224,240,431
Repurchase agreement – 0.4%
Repurchase Agreement with State Street Corp. dated 5-31-19 at 1.300% to be repurchased at $31,287,389 on 6-3-19, collateralized by $31,620,000 U.S. Treasury Notes, 2.375% due 3-15-21 (valued at $31,920,137, including interest)	31,284,000	31,284,000

TOTAL SHORT-TERM INVESTMENTS (Cost $255,486,520)		$255,524,431

Total Investments (Strategic Equity Allocation Fund) (Cost $7,085,662,403) – 100.3%		$7,161,562,811
Other assets and liabilities, net – (0.3%)		(24,526,285)

TOTAL NET ASSETS – 100.0%		$7,137,036,526

Strategic Equity Allocation Fund (continued)

Currency Abbreviations

GBP	Pound Sterling
THB	Thai Bhat

Security Abbreviations and Legend

ADR	American Depositary Receipt
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(B)	Non-income producing security.
(C)	All or a portion of this security is on loan as of 5-31-19. The value of securities on loan amounted to $73,550,409.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	Strike price and/or expiration date not available.
(F)	The rate shown is the annualized seven-day yield as of 5-31-19.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES

FUTURES

Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
CAD Currency Futures	151	Long	Jun 2019	$11,264,331	$11,171,735	$(92,596)
MSCI EAFE Index Futures	1,235	Long	Jun 2019	114,092,799	112,255,325	(1,837,474)
MSCI Emerging Markets Index Futures	721	Long	Jun 2019	37,165,455	36,057,210	(1,108,245)
Russell 2000 E-Mini Index Futures	187	Long	Jun 2019	14,238,083	13,711,775	(526,308)
S&P 500 Index E-Mini Futures	739	Long	Jun 2019	105,259,588	101,686,400	(3,573,188)
S&P Mid 400 Index E-Mini Futures	139	Long	Jun 2019	26,120,861	25,161,780	(959,081)
S&P/TSX 60 Index Futures	80	Long	Jun 2019	11,417,259	11,376,147	(41,112)

						$(8,138,004)

^	Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

See Notes to Portfolio of Investments regarding investment transactions and other derivatives information.

U.S. High Yield Bond Fund

	Shares or Principal Amount	Value
CORPORATE BONDS – 91.7%
Communication services – 16.9%
CCO Holdings LLC
4.000%, 03/01/2023 (A)	$50,000	$49,485
5.000%, 02/01/2028 (A)	125,000	123,750
5.125%, 02/15/2023	20,000	20,151
5.125%, 05/01/2023 to 05/01/2027 (A)	1,250,000	1,259,856
5.250%, 09/30/2022	310,000	313,937
5.375%, 05/01/2025 (A)	2,350,000	2,399,233
5.750%, 02/15/2026 (A)	2,700,000	2,801,250
5.875%, 04/01/2024 (A)	470,000	485,863
Cinemark USA, Inc. 5.125%, 12/15/2022	700,000	706,664
Clear Channel Worldwide Holdings, Inc. 9.250%, 02/15/2024 (A)	50,000	53,485
CSC Holdings LLC
5.375%, 07/15/2023 to 02/01/2028 (A)	1,105,000	1,116,888
5.500%, 05/15/2026 (A)	1,125,000	1,141,538

U.S. High Yield Bond Fund (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
CSC Holdings LLC (continued)
7.500%, 04/01/2028 (A)	$550,000	$585,750
7.750%, 07/15/2025 (A)(B)	1,125,000	1,196,719
EMI Music Publishing Group North America Holdings, Inc. 7.625%, 06/15/2024 (A)	1,125,000	1,188,563
GCI LLC 6.750%, 06/01/2021	500,000	500,000
Gray Television, Inc.
5.125%, 10/15/2024 (A)	975,000	979,583
5.875%, 07/15/2026 (A)	2,000,000	2,051,900
7.000%, 05/15/2027 (A)	200,000	211,848
Intelsat Connect Finance SA 9.500%, 02/15/2023 (A)(B)	275,000	239,250
Intelsat Jackson Holdings SA 5.500%, 08/01/2023	3,400,000	3,051,500

John Hancock Funds II

Portfolio of Investments — May 31, 2019 (unaudited) (showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
Intelsat Jackson Holdings SA (continued)
8.500%, 10/15/2024 (A)	$1,100,000	$1,069,750
Intelsat Luxembourg SA 8.125%, 06/01/2023 (B)	300,000	216,750
Lamar Media Corp. 5.375%, 01/15/2024	320,000	326,720
Level 3 Financing, Inc.
5.125%, 05/01/2023	665,000	664,368
5.375%, 08/15/2022 to 01/15/2024	925,000	927,938
5.625%, 02/01/2023	310,000	311,163
6.125%, 01/15/2021	500,000	502,500
Live Nation Entertainment, Inc.
4.875%, 11/01/2024 (A)	925,000	929,625
5.375%, 06/15/2022 (A)(B)	250,000	252,500
5.625%, 03/15/2026 (A)	150,000	153,750
National CineMedia LLC 6.000%, 04/15/2022	2,025,000	2,042,719
Nexstar Broadcasting, Inc. 6.125%, 02/15/2022 (A)	1,300,000	1,314,625
Nielsen Finance LLC 5.000%, 04/15/2022 (A)	2,825,000	2,801,072
Outfront Media Capital LLC
5.250%, 02/15/2022	230,000	232,130
5.625%, 02/15/2024	375,000	384,244
Salem Media Group, Inc. 6.750%, 06/01/2024 (A)	2,075,000	1,826,000
Sprint Capital Corp.
6.875%, 11/15/2028	190,000	197,790
8.750%, 03/15/2032	650,000	745,875
The EW Scripps Company 5.125%, 05/15/2025 (A)	2,000,000	1,880,000
The Nielsen Company Luxembourg SARL 5.000%, 02/01/2025 (A)(B)	400,000	389,540
T-Mobile USA, Inc.
4.000%, 04/15/2022	375,000	377,813
4.500%, 02/01/2026	75,000	74,063
4.750%, 02/01/2028	325,000	322,056
5.125%, 04/15/2025	250,000	254,220
5.375%, 04/15/2027	875,000	910,823
6.375%, 03/01/2025	1,550,000	1,603,894
Zayo Group LLC
5.750%, 01/15/2027 (A)	400,000	411,000
6.375%, 05/15/2025	1,418,000	1,458,768

		43,058,909
Consumer discretionary – 12.9%
Asbury Automotive Group, Inc. 6.000%, 12/15/2024	2,445,000	2,500,013
Carriage Services, Inc. 6.625%, 06/01/2026 (A)	375,000	382,815
CCM Merger, Inc. 6.000%, 03/15/2022 (A)	3,050,000	3,126,250
Cooper Tire & Rubber Company 7.625%, 03/15/2027	2,410,000	2,657,025
ESH Hospitality, Inc. 5.250%, 05/01/2025 (A)	2,975,000	2,975,000
GLP Capital LP
4.375%, 04/15/2021	75,000	75,656
4.875%, 11/01/2020	25,000	25,372
5.375%, 11/01/2023	625,000	666,844
Group 1 Automotive, Inc.
5.000%, 06/01/2022	925,000	929,625
5.250%, 12/15/2023 (A)	500,000	508,125

U.S. High Yield Bond Fund (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Hilton Domestic Operating Company, Inc.
5.125%, 05/01/2026	$225,000	$226,339
KFC Holding Company/Pizza Hut Holdings LLC/Taco Bell of America LLC
5.000%, 06/01/2024 (A)	650,000	659,750
5.250%, 06/01/2026 (A)	650,000	658,125
Lamar Media Corp. 5.750%, 02/01/2026	50,000	52,282
Levi Strauss & Company 5.000%, 05/01/2025	175,000	178,500
Lithia Motors, Inc. 5.250%, 08/01/2025 (A)	1,025,000	1,030,125
LKQ Corp. 4.750%, 05/15/2023	2,550,000	2,550,000
Panther BF Aggregator 2 LP 6.250%, 05/15/2026 (A)	100,000	102,000
Penske Automotive Group, Inc.
3.750%, 08/15/2020	415,000	412,406
5.375%, 12/01/2024	1,125,000	1,127,813
5.750%, 10/01/2022	2,000,000	2,020,000
Service Corp. International
4.625%, 12/15/2027	425,000	425,531
5.125%, 06/01/2029	1,175,000	1,195,292
7.500%, 04/01/2027	450,000	522,900
8.000%, 11/15/2021	2,145,000	2,343,413
Sonic Automotive, Inc.
5.000%, 05/15/2023	1,450,000	1,424,625
6.125%, 03/15/2027	350,000	336,875
Taylor Morrison Communities, Inc. 5.875%, 06/15/2027 (A)	250,000	248,675
The William Carter Company 5.625%, 03/15/2027 (A)	1,000,000	1,021,250
Wolverine World Wide, Inc. 5.000%, 09/01/2026 (A)	1,200,000	1,164,000
Wyndham Hotels & Resorts, Inc. 5.375%, 04/15/2026 (A)	1,270,000	1,289,050

		32,835,676
Consumer staples – 2.1%
Aramark Services, Inc.
5.000%, 02/01/2028 (A)	150,000	148,406
5.125%, 01/15/2024	370,000	374,547
B&G Foods, Inc.
4.625%, 06/01/2021	1,000,000	995,000
5.250%, 04/01/2025 (B)	600,000	580,125
Central Garden & Pet Company 5.125%, 02/01/2028	150,000	144,000
Cott Holdings, Inc. 5.500%, 04/01/2025 (A)	375,000	369,375
Darling Ingredients, Inc. 5.250%, 04/15/2027 (A)	500,000	506,150
Lamb Weston Holdings, Inc.
4.625%, 11/01/2024 (A)	25,000	24,938
4.875%, 11/01/2026 (A)	25,000	25,063
Pilgrim’s Pride Corp.
5.750%, 03/15/2025 (A)	940,000	951,750
5.875%, 09/30/2027 (A)	125,000	125,744
Prestige Brands, Inc. 6.375%, 03/01/2024 (A)	705,000	724,388
Spectrum Brands, Inc. 5.750%, 07/15/2025	275,000	279,111

		5,248,597

John Hancock Funds II

Portfolio of Investments — May 31, 2019 (unaudited) (showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy – 17.0%
Andeavor Logistics LP
5.250%, 01/15/2025	$425,000	$446,573
6.375%, 05/01/2024	275,000	287,733
Archrock Partners LP
6.000%, 10/01/2022	300,000	300,000
6.875%, 04/01/2027 (A)	450,000	462,375
Baytex Energy Corp.
5.125%, 06/01/2021 (A)	950,000	938,125
5.625%, 06/01/2024 (A)	1,160,000	1,087,500
Bristow Group, Inc. 6.250%, 10/15/2022 (C)	2,850,000	612,750
Carrizo Oil & Gas, Inc. 8.250%, 07/15/2025	850,000	828,750
Cheniere Corpus Christi Holdings LLC 5.125%, 06/30/2027	75,000	77,627
Cheniere Energy Partners LP
5.250%, 10/01/2025	3,175,000	3,169,507
5.625%, 10/01/2026 (A)	400,000	405,000
Continental Resources, Inc. 3.800%, 06/01/2024	325,000	326,582
Denbury Resources, Inc.
6.375%, 08/15/2021	2,125,000	1,742,500
9.250%, 03/31/2022 (A)	451,000	435,215
Diamond Offshore Drilling, Inc. 4.875%, 11/01/2043	1,086,000	640,740
Enlink Midstream LLC 5.375%, 06/01/2029	50,000	49,813
EnLink Midstream Partners LP
4.150%, 06/01/2025	75,000	71,813
4.400%, 04/01/2024	1,954,000	1,919,805
4.850%, 07/15/2026	725,000	710,500
Ensco ROWAN PLC 5.750%, 10/01/2044	2,575,000	1,493,500
Era Group, Inc. 7.750%, 12/15/2022 (B)	1,600,000	1,568,000
Gulfport Energy Corp. 6.000%, 10/15/2024	625,000	515,625
Hilcorp Energy I LP
5.000%, 12/01/2024 (A)	1,250,000	1,209,375
5.750%, 10/01/2025 (A)	1,325,000	1,301,813
6.250%, 11/01/2028 (A)	225,000	225,286
Murphy Oil Corp.
4.200%, 12/01/2022	1,175,000	1,157,274
5.750%, 08/15/2025	125,000	125,293
6.875%, 08/15/2024	585,000	606,222
Nabors Industries, Inc. 5.750%, 02/01/2025	800,000	650,760
NGPL PipeCo LLC
4.375%, 08/15/2022 (A)	225,000	227,464
4.875%, 08/15/2027 (A)	350,000	359,625
7.768%, 12/15/2037 (A)	3,075,000	3,797,625
Oceaneering International, Inc. 6.000%, 02/01/2028	1,350,000	1,319,625
Rockies Express Pipeline LLC
5.625%, 04/15/2020 (A)	2,250,000	2,283,683
6.875%, 04/15/2040 (A)	1,207,000	1,301,206
7.500%, 07/15/2038 (A)	201,000	221,841
SemGroup Corp.
5.625%, 07/15/2022 to 11/15/2023	1,625,000	1,583,750
6.375%, 03/15/2025	1,925,000	1,848,000
7.250%, 03/15/2026	910,000	887,250
Southwestern Energy Company
6.200%, 01/23/2025	15,000	13,945
7.500%, 04/01/2026	250,000	240,000
7.750%, 10/01/2027 (B)	250,000	238,750

U.S. High Yield Bond Fund (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Summit Midstream Holdings LLC 5.750%, 04/15/2025	$125,000	$110,938
Tallgrass Energy Partners LP 5.500%, 09/15/2024 (A)	4,325,000	4,411,500
Ultra Resources, Inc. 7.125%, 04/15/2025 (A)	2,675,000	294,250
USA Compression Partners LP 6.875%, 04/01/2026	800,000	820,000

		43,325,508
Financials – 4.1%
Ally Financial, Inc. 8.000%, 03/15/2020	200,000	206,750
AmWINS Group, Inc. 7.750%, 07/01/2026 (A)	700,000	705,250
CIT Group, Inc.
4.125%, 03/09/2021	40,000	40,301
6.125%, 03/09/2028	50,000	55,000
FirstCash, Inc. 5.375%, 06/01/2024 (A)	1,175,000	1,186,750
HUB International, Ltd. 7.000%, 05/01/2026 (A)	425,000	417,945
Jefferies Finance LLC 6.250%, 06/03/2026 (A)	725,000	725,000
LPL Holdings, Inc. 5.750%, 09/15/2025 (A)	5,075,000	5,087,661
Springleaf Finance Corp.
6.625%, 01/15/2028	400,000	405,008
7.125%, 03/15/2026	600,000	627,042
8.250%, 10/01/2023	225,000	252,563
USI, Inc. 6.875%, 05/01/2025 (A)	875,000	848,750

		10,558,020
Health care – 8.8%
Bausch Health Americas, Inc. 8.500%, 01/31/2027 (A)	300,000	314,907
Bausch Health Companies, Inc.
5.500%, 03/01/2023 to 11/01/2025 (A)	1,034,000	1,036,043
5.750%, 08/15/2027 (A)	50,000	50,563
5.875%, 05/15/2023 (A)	1,025,000	1,027,337
6.125%, 04/15/2025 (A)	1,265,000	1,237,170
6.500%, 03/15/2022 (A)	175,000	180,943
7.000%, 03/15/2024 to 01/15/2028 (A)	425,000	438,235
7.250%, 05/30/2029 (A)	50,000	49,669
Centene Corp.
5.375%, 06/01/2026 (A)	450,000	466,740
6.125%, 02/15/2024	200,000	208,776
Change Healthcare Holdings LLC 5.750%, 03/01/2025 (A)	2,150,000	2,074,750
Charles River Laboratories International, Inc. 5.500%, 04/01/2026 (A)	250,000	259,688
Community Health Systems, Inc. 5.125%, 08/01/2021 (B)	1,575,000	1,539,563
DaVita, Inc. 5.000%, 05/01/2025	675,000	637,875
Encompass Health Corp.
5.125%, 03/15/2023	245,000	246,838
5.750%, 11/01/2024 to 09/15/2025	75,000	75,881
HCA, Inc.
4.250%, 10/15/2019	135,000	135,536
5.875%, 03/15/2022	1,500,000	1,608,789
Hill-Rom Holdings, Inc.
5.000%, 02/15/2025 (A)	50,000	50,250
5.750%, 09/01/2023 (A)	375,000	383,906

John Hancock Funds II

Portfolio of Investments — May 31, 2019 (unaudited) (showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Hologic, Inc.
4.375%, 10/15/2025 (A)	$1,300,000	$1,285,375
4.625%, 02/01/2028 (A)	150,000	146,625
IQVIA, Inc.
4.875%, 05/15/2023 (A)	250,000	252,813
5.000%, 10/15/2026 to 05/15/2027 (A)	700,000	710,705
Kinetic Concepts, Inc. 7.875%, 02/15/2021 (A)	1,401,000	1,441,279
MEDNAX, Inc.
5.250%, 12/01/2023 (A)	175,000	174,563
6.250%, 01/15/2027 (A)	325,000	325,813
MPH Acquisition Holdings LLC 7.125%, 06/01/2024 (A)	2,225,000	2,213,875
NVA Holdings, Inc. 6.875%, 04/01/2026 (A)	150,000	146,250
Polaris Intermediate Corp. (8.500% Cash or 9.250% PIK) 8.500%, 12/01/2022 (A)	400,000	393,000
Select Medical Corp. 6.375%, 06/01/2021	1,975,000	1,976,481
Surgery Center Holdings, Inc. 6.750%, 07/01/2025 (A)(B)	325,000	294,938
Tenet Healthcare Corp. 4.625%, 07/15/2024	775,000	769,343
Vizient, Inc. 6.250%, 05/15/2027 (A)	125,000	130,156
WellCare Health Plans, Inc. 5.375%, 08/15/2026 (A)	100,000	102,470

		22,387,145
Industrials – 8.2%
ACCO Brands Corp. 5.250%, 12/15/2024 (A)	25,000	24,820
Advanced Disposal Services, Inc. 5.625%, 11/15/2024 (A)	1,925,000	2,002,000
Allison Transmission, Inc.
4.750%, 10/01/2027 (A)	575,000	551,281
5.000%, 10/01/2024 (A)	2,625,000	2,607,150
5.875%, 06/01/2029 (A)	350,000	353,063
BBA US Holdings, Inc. 5.375%, 05/01/2026 (A)	1,375,000	1,392,188
Covanta Holding Corp.
5.875%, 03/01/2024 to 07/01/2025	1,250,000	1,279,375
6.000%, 01/01/2027	750,000	764,265
IAA Spinco, Inc. 5.500%, 06/15/2027 (A)	525,000	532,875
KAR Auction Services, Inc. 5.125%, 06/01/2025 (A)	3,250,000	3,201,250
RBS Global, Inc. 4.875%, 12/15/2025 (A)	650,000	638,625
Resideo Funding, Inc. 6.125%, 11/01/2026 (A)	225,000	231,188
Ritchie Bros Auctioneers, Inc. 5.375%, 01/15/2025 (A)	2,650,000	2,689,750
Sensata Technologies BV 5.625%, 11/01/2024 (A)	1,600,000	1,686,000
Sensata Technologies UK Financing Company PLC 6.250%, 02/15/2026 (A)	250,000	260,000
Stevens Holding Company, Inc. 6.125%, 10/01/2026 (A)	1,250,000	1,300,000
TriMas Corp. 4.875%, 10/15/2025 (A)	1,250,000	1,234,375

		20,748,205

U.S. High Yield Bond Fund (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Information technology – 6.1%
Cardtronics, Inc. 5.500%, 05/01/2025 (A)	$1,800,000	$1,766,250
CDK Global, Inc.
4.875%, 06/01/2027	150,000	146,813
5.000%, 10/15/2024	600,000	616,836
5.250%, 05/15/2029 (A)	100,000	99,625
5.875%, 06/15/2026	125,000	129,375
CommScope Technologies LLC 6.000%, 06/15/2025 (A)	525,000	476,438
CommScope, Inc. 8.250%, 03/01/2027 (A)	50,000	49,500
Dell International LLC
5.875%, 06/15/2021 (A)	1,825,000	1,851,621
7.125%, 06/15/2024 (A)	2,275,000	2,396,540
Fair Isaac Corp. 5.250%, 05/15/2026 (A)	725,000	755,813
First Data Corp.
5.000%, 01/15/2024 (A)	525,000	536,143
5.375%, 08/15/2023 (A)	200,000	202,600
5.750%, 01/15/2024 (A)	625,000	639,531
Gartner, Inc. 5.125%, 04/01/2025 (A)	615,000	619,613
Infor US, Inc. 6.500%, 05/15/2022	355,000	358,617
NCR Corp.
4.625%, 02/15/2021	475,000	473,670
5.000%, 07/15/2022	1,510,000	1,505,772
5.875%, 12/15/2021	900,000	905,625
6.375%, 12/15/2023	750,000	766,185
SS&C Technologies, Inc. 5.500%, 09/30/2027 (A)	700,000	705,390
Symantec Corp. 5.000%, 04/15/2025 (A)	125,000	124,975
Vantiv LLC 4.375%, 11/15/2025 (A)	325,000	335,218

		15,462,150
Materials – 4.5%
Ardagh Packaging Finance PLC
4.250%, 09/15/2022 (A)	200,000	198,250
4.625%, 05/15/2023 (A)	150,000	149,813
7.250%, 05/15/2024 (A)	475,000	494,594
Ball Corp.
4.375%, 12/15/2020	750,000	763,125
4.875%, 03/15/2026	250,000	255,938
5.000%, 03/15/2022	175,000	181,143
5.250%, 07/01/2025	75,000	78,938
Berry Global Escrow Corp. 5.625%, 07/15/2027 (A)	100,000	100,750
Berry Global, Inc.
5.125%, 07/15/2023	250,000	251,875
6.000%, 10/15/2022	640,000	651,200
Crown Americas LLC
4.250%, 09/30/2026	775,000	749,813
4.750%, 02/01/2026	800,000	804,400
Flex Acquisition Company, Inc.
6.875%, 01/15/2025 (A)	875,000	783,125
7.875%, 07/15/2026 (A)	250,000	225,000
Novelis Corp.
5.875%, 09/30/2026 (A)	250,000	243,595
6.250%, 08/15/2024 (A)	125,000	127,813
OI European Group BV 4.000%, 03/15/2023 (A)	350,000	343,875
Owens-Brockway Glass Container, Inc.
5.000%, 01/15/2022 (A)	175,000	177,625
5.375%, 01/15/2025 (A)	850,000	856,375

John Hancock Funds II

Portfolio of Investments — May 31, 2019 (unaudited) (showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Materials (continued)
Owens-Brockway Glass Container, Inc. (continued)
5.875%, 08/15/2023 (A)	$913,000	$954,158
6.375%, 08/15/2025 (A)	800,000	836,000
Reynolds Group Issuer, Inc. 5.125%, 07/15/2023 (A)	450,000	450,090
Sealed Air Corp. 5.125%, 12/01/2024 (A)	1,165,000	1,199,950
Silgan Holdings, Inc.
4.750%, 03/15/2025	125,000	124,688
5.500%, 02/01/2022	75,000	75,094
The Scotts Miracle-Gro Company 6.000%, 10/15/2023	50,000	51,688
Valvoline, Inc. 5.500%, 07/15/2024	250,000	253,125

		11,382,040
Real estate – 4.7%
CoreCivic, Inc.
4.625%, 05/01/2023	300,000	294,750
5.000%, 10/15/2022	800,000	802,000
Equinix, Inc.
5.375%, 01/01/2022	100,000	102,250
5.750%, 01/01/2025	650,000	671,255
5.875%, 01/15/2026	775,000	811,882
Iron Mountain, Inc.
4.375%, 06/01/2021 (A)	975,000	973,781
5.250%, 03/15/2028 (A)	450,000	425,250
6.000%, 08/15/2023	250,000	255,625
MPT Operating Partnership LP
5.000%, 10/15/2027	725,000	715,031
5.250%, 08/01/2026	800,000	806,480
5.500%, 05/01/2024	715,000	729,300
6.375%, 03/01/2024	60,000	62,550
Sabra Health Care LP
5.375%, 06/01/2023	500,000	506,875
5.500%, 02/01/2021	1,350,000	1,369,413
SBA Communications Corp.
4.000%, 10/01/2022	525,000	522,176
4.875%, 07/15/2022	100,000	100,639
The GEO Group, Inc.
5.125%, 04/01/2023	210,000	197,400
5.875%, 01/15/2022 to 10/15/2024	1,665,000	1,609,688
6.000%, 04/15/2026	975,000	894,563

		11,850,908
Utilities – 6.4%
AmeriGas Partners LP 5.750%, 05/20/2027	100,000	102,502
NextEra Energy Operating Partners LP
4.250%, 09/15/2024 (A)	150,000	149,063
4.500%, 09/15/2027 (A)	725,000	703,250
NSG Holdings LLC 7.750%, 12/15/2025 (A)	2,674,576	2,855,110
Pattern Energy Group, Inc. 5.875%, 02/01/2024 (A)	3,800,000	3,828,500
Rockpoint Gas Storage Canada, Ltd. 7.000%, 03/31/2023 (A)(B)	987,000	993,169
Southern Star Central Corp. 5.125%, 07/15/2022 (A)	1,900,000	1,918,430
Suburban Propane Partners LP 5.875%, 03/01/2027	175,000	168,000
Terraform Global Operating LLC 6.125%, 03/01/2026 (A)	950,000	944,063
TerraForm Power Operating LLC
4.250%, 01/31/2023 (A)	2,250,000	2,176,875
5.000%, 01/31/2028 (A)	1,525,000	1,465,906

U.S. High Yield Bond Fund (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
TerraForm Power Operating LLC (continued)
6.625%, 06/15/2025 (A)	$850,000	$877,625

		16,182,493

TOTAL CORPORATE BONDS (Cost $234,408,451)		$233,039,651

CONVERTIBLE BONDS – 0.5%
Communication services – 0.2%
DISH Network Corp. 3.375%, 08/15/2026	575,000	528,355
Energy – 0.3%
Nabors Industries, Inc. 0.750%, 01/15/2024	950,000	650,641

TOTAL CONVERTIBLE BONDS (Cost $1,304,953)		$1,178,996

TERM LOANS (D) – 3.3%
Communication services – 1.8%
Advantage Sales & Marketing, Inc., 2014 1st Lien Term Loan (1 month LIBOR + 3.250%) 5.689%, 07/23/2021	923,410	798,232
Ancestry.com Operations, Inc., 2017 1st Lien Term Loan (1 month LIBOR + 3.250%) 5.690%, 10/19/2023	3,718,044	3,709,679

		4,507,911
Consumer discretionary – 0.1%
CCM Merger, Inc., New Term Loan B (1 month LIBOR + 2.250%) 4.689%, 08/08/2021	302,908	302,244
Energy – 0.6%
EPIC Crude Services LP, Term Loan B (1 month LIBOR + 5.000%) 8.374%, 02/20/2026	600,000	590,814
Hornbeck Offshore Services, Inc., 2nd Lien Term Loan 8.374%, 02/05/2025	497,250	379,566
Ultra Resources, Inc., 1st Lien Term Loan (1 month LIBOR + 4.000%) 3.215%, 04/12/2024	675,291	559,181

		1,529,561
Financials – 0.2%
Capital Automotive LP, 2017 2nd Lien Term Loan (1 month LIBOR + 6.000%) 8.440%, 03/24/2025	428,659	428,659
Health care – 0.2%
Press Ganey Holdings, Inc., 2018 1st Lien Term Loan (1 month LIBOR + 2.750%) 5.189%, 10/23/2023	640,550	635,586
Information technology – 0.4%
First Data Corp., 2024 USD Term Loan (1 month LIBOR + 2.000%) 4.437%, 04/26/2024	1,025,000	1,023,124

TOTAL TERM LOANS (Cost $8,615,178)		$8,427,085

RIGHTS – 0.1%
Texas Competitive Electric Holdings Company LLC (E)(F)	215,025	165,569

TOTAL RIGHTS (Cost $1,079,996)		$165,569

John Hancock Funds II

Portfolio of Investments — May 31, 2019 (unaudited) (showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)

	Shares or Principal Amount	Value
ESCROW CERTIFICATES – 0.0%
Texas Competitive Electric Holdings Company LLC
11.500%, 10/01/2020 (E)(G)	$13,200,000	$19,800

TOTAL ESCROW CERTIFICATES (Cost $6,477)		$19,800

SECURITIES LENDING COLLATERAL – 2.5%
John Hancock Collateral Trust, 2.3405% (H)(I)	643,950	6,444,006

TOTAL SECURITIES LENDING COLLATERAL (Cost $6,441,943)		$6,444,006

SHORT-TERM INVESTMENTS – 3.7%
Money market funds – 3.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.3150% (H)	9,291,374	9,291,374

TOTAL SHORT-TERM INVESTMENTS (Cost $9,291,374)		$9,291,374

Total Investments (U.S. High Yield Bond Fund) (Cost $261,148,372) – 101.8%		$258,566,481
Other assets and liabilities, net – (1.8%)		(4,518,978)

TOTAL NET ASSETS – 100.0%		$254,047,503

Security Abbreviations and Legend
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $139,790,961 or 55.0% of the fund’s net assets as of 5-31-19.
(B)	All or a portion of this security is on loan as of 5-31-19. The value of securities on loan amounted to $6,291,524.
(C)	Non-income producing - Issuer is in default.
(D)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(E)	Non-income producing security.
(F)	Strike price and/or expiration date not available.
(G)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(H)	The rate shown is the annualized seven-day yield as of 5-31-19.
(I)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

U.S. Strategic Equity Allocation Fund

	Shares or Principal Amount	Value
COMMON STOCKS – 96.9%
Communication services – 10.0%
Diversified telecommunication services – 1.6%
AT&T, Inc.	383,467	$11,726,421
ATN International, Inc.	465	27,203
CenturyLink, Inc.	50,059	523,117
Cincinnati Bell, Inc. (A)	2,138	13,683
Cogent Communications Holdings, Inc.	1,827	106,880
Consolidated Communications Holdings, Inc.	3,210	12,840
Frontier Communications Corp. (A)(B)	4,979	9,361
Intelsat SA (A)(B)	2,480	44,764
Iridium Communications, Inc. (A)	4,245	90,970
Ooma, Inc. (A)	903	10,430
ORBCOMM, Inc. (A)	3,431	22,919

U.S. Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified telecommunication services (continued)
pdvWireless, Inc. (A)	442	$21,548
Verizon Communications, Inc.	217,526	11,822,538
Vonage Holdings Corp. (A)	9,812	116,174

		24,548,848
Entertainment – 2.1%
Activision Blizzard, Inc.	47,146	2,044,722
AMC Entertainment Holdings, Inc., Class A	2,289	27,422
Cinemark Holdings, Inc.	10,637	404,100
Electronic Arts, Inc. (A)	18,486	1,720,677
Eros International PLC (A)	1,522	11,765
Glu Mobile, Inc. (A)	4,973	39,685
IMAX Corp. (A)	2,380	51,789
Liberty Media Corp.-Liberty Braves, Class A (A)	504	13,376
Liberty Media Corp.-Liberty Braves, Class C (A)	1,501	39,942
Live Nation Entertainment, Inc. (A)	13,812	840,046
LiveXLive Media, Inc. (A)	1,311	4,956
Netflix, Inc. (A)	26,927	9,243,501
Reading International, Inc., Class A (A)	814	10,737
Rosetta Stone, Inc. (A)	893	22,021
SFX Entertainment, Inc. (A)(C)	1,600	0
Take-Two Interactive Software, Inc. (A)	6,983	755,211
The Marcus Corp.	890	31,114
The Walt Disney Company	107,706	14,221,500
Viacom, Inc., Class B	21,816	633,318
World Wrestling Entertainment, Inc., Class A	6,265	455,716

		30,571,598
Interactive media and services – 4.7%
Alphabet, Inc., Class A (A)	18,464	20,430,416
Alphabet, Inc., Class C (A)	18,958	20,922,618
Care.com, Inc. (A)	899	12,847
CarGurus, Inc. (A)	2,222	75,904
Cars.com, Inc. (A)	9,265	196,140
Facebook, Inc., Class A (A)	147,134	26,111,871
Liberty TripAdvisor Holdings, Inc., Class A (A)	3,236	34,463
QuinStreet, Inc. (A)	1,990	30,507
The Meet Group, Inc. (A)	3,290	12,732
TripAdvisor, Inc. (A)	6,339	267,950
TrueCar, Inc. (A)	4,270	27,840
Twitter, Inc. (A)	44,958	1,638,270
Yelp, Inc. (A)	11,131	342,056

		70,103,614
Media – 1.6%
AMC Networks, Inc., Class A (A)	4,467	235,724
Boston Omaha Corp., Class A (A)	242	5,839
Cable One, Inc.	496	554,057
Cardlytics, Inc. (A)	289	6,633
CBS Corp., Class B	21,447	1,035,461
Central European Media Enterprises, Ltd., Class A (A)	4,124	15,135
Charter Communications, Inc., Class A (A)	10,700	4,031,760
Clear Channel Outdoor Holdings, Inc. (A)	1,840	9,347
Comcast Corp., Class A	278,562	11,421,042
Daily Journal Corp. (A)(B)	51	10,959
Discovery, Inc., Series A (A)	9,629	262,487
Discovery, Inc., Series C (A)	22,299	571,746
DISH Network Corp., Class A (A)	14,151	510,993
Emerald Expositions Events, Inc.	1,181	13,818

John Hancock Funds II

Portfolio of Investments — May 31, 2019 (unaudited) (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Media (continued)
Entercom Communications Corp., Class A	5,814	$33,663
Entravision Communications Corp., Class A	3,060	8,996
Fluent, Inc. (A)	1,498	7,310
Fox Corp., Class A	21,762	766,675
Fox Corp., Class B	10,017	347,690
Gannett Company, Inc.	5,035	39,575
Gray Television, Inc. (A)	3,542	61,029
Hemisphere Media Group, Inc. (A)	889	12,002
John Wiley & Sons, Inc., Class A	4,517	188,720
Liberty Latin America, Ltd., Class A (A)	1,950	33,248
Liberty Latin America, Ltd., Class C (A)	4,981	85,623
Loral Space & Communications, Inc. (A)	586	19,865
MDC Partners, Inc., Class A (A)	2,770	7,756
Media General, Inc. (A)(C)	7,175	689
Meredith Corp. (B)	5,734	296,849
MSG Networks, Inc., Class A (A)	2,609	55,076
National CineMedia, Inc.	3,504	22,951
New Media Investment Group, Inc.	2,737	25,263
News Corp., Class A	23,801	271,093
News Corp., Class B	7,587	88,389
Nexstar Media Group, Inc., Class A	1,984	198,698
Omnicom Group, Inc.	13,795	1,067,181
Scholastic Corp.	1,278	42,289
Sinclair Broadcast Group, Inc., Class A	3,000	161,040
TechTarget, Inc. (A)	953	18,012
TEGNA, Inc.	31,158	471,732
The EW Scripps Company, Class A	2,036	30,988
The Interpublic Group of Companies, Inc.	23,726	503,466
The New York Times Company, Class A	19,980	635,764
Tribune Publishing Company (A)	875	8,593
WideOpenWest, Inc. (A)	1,358	10,131

		24,205,357
Wireless telecommunication services – 0.0%
Boingo Wireless, Inc. (A)	1,840	34,776
Gogo, Inc. (A)(B)	2,707	13,237
NII Holdings, Inc. (A)	4,194	7,969
Shenandoah Telecommunications Company	2,075	83,436
Spok Holdings, Inc.	928	14,338
Telephone & Data Systems, Inc.	9,363	269,748

		423,504

		149,852,921
Consumer discretionary – 8.6%
Auto components – 0.2%
Adient PLC	8,687	149,938
American Axle & Manufacturing Holdings, Inc. (A)	4,920	49,741
Aptiv PLC	17,295	1,107,572
BorgWarner, Inc.	13,661	484,692
Cooper Tire & Rubber Company	2,232	61,559
Cooper-Standard Holdings, Inc. (A)	798	30,851
Dana, Inc.	20,783	303,224
Delphi Technologies PLC	8,837	134,853
Dorman Products, Inc. (A)	1,190	97,175
Fox Factory Holding Corp. (A)	1,597	107,031
Gentex Corp.	25,889	552,989
Gentherm, Inc. (A)	1,547	57,827
LCI Industries	1,086	89,997
Modine Manufacturing Company (A)	2,223	28,566
Motorcar Parts of America, Inc. (A)	877	15,532
Standard Motor Products, Inc.	938	39,752

U.S. Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Auto components (continued)
Stoneridge, Inc. (A)	1,209	$31,470
Superior Industries International, Inc.	1,210	4,465
Tenneco, Inc., Class A	2,264	22,504
The Goodyear Tire & Rubber Company	23,189	310,964
Tower International, Inc.	905	15,774
Visteon Corp. (A)	2,821	125,563

		3,822,039
Automobiles – 0.4%
Ford Motor Company	259,791	2,473,210
General Motors Company	87,156	2,905,781
Harley-Davidson, Inc.	10,733	351,184
Tesla, Inc. (A)	37	6,851
Thor Industries, Inc.	5,224	269,767
Winnebago Industries, Inc.	1,389	44,642

		6,051,435
Distributors – 0.2%
Core-Mark Holding Company, Inc.	2,029	74,830
Funko, Inc., Class A (A)	524	10,878
Genuine Parts Company	11,221	1,109,757
LKQ Corp. (A)	24,212	621,038
Pool Corp.	3,934	707,255
Weyco Group, Inc.	295	7,381

		2,531,139
Diversified consumer services – 0.2%
Adtalem Global Education, Inc. (A)	8,312	365,396
American Public Education, Inc. (A)	733	20,509
Career Education Corp. (A)	3,023	56,742
Carriage Services, Inc.	826	15,050
Chegg, Inc. (A)	4,801	179,845
Graham Holdings Company, Class B	435	296,035
H&R Block, Inc.	10,850	284,813
Houghton Mifflin Harcourt Company (A)	4,669	26,333
K12, Inc. (A)	1,650	50,441
Laureate Education, Inc., Class A (A)	4,183	67,179
Regis Corp. (A)	1,378	25,686
Service Corp. International	18,106	794,310
Sotheby’s (A)	4,769	160,763
Strategic Education, Inc.	927	163,143
Weight Watchers International, Inc. (A)	5,601	96,841

		2,603,086
Hotels, restaurants and leisure – 2.2%
BBX Capital Corp.	3,076	12,581
Biglari Holdings, Inc., Class B (A)	68	6,161
BJ’s Restaurants, Inc.	931	39,000
Bloomin’ Brands, Inc.	3,670	70,868
Bluegreen Vacations Corp.	370	2,893
Boyd Gaming Corp.	11,620	277,950
Brinker International, Inc.	5,399	202,840
Caesars Entertainment Corp. (A)	58,224	511,789
Carnival Corp.	21,121	1,081,184
Carrols Restaurant Group, Inc. (A)	1,614	13,751
Century Casinos, Inc. (A)	1,388	12,131
Chipotle Mexican Grill, Inc. (A)	1,284	847,401
Churchill Downs, Inc.	5,102	502,955
Chuy’s Holdings, Inc. (A)	768	16,988
Cracker Barrel Old Country Store, Inc.	3,246	509,914
Darden Restaurants, Inc.	6,518	758,174
Dave & Buster’s Entertainment, Inc.	1,713	85,205
Del Frisco’s Restaurant Group, Inc. (A)	1,646	11,292
Del Taco Restaurants, Inc. (A)	1,411	15,267
Denny’s Corp. (A)	2,720	53,530
Dine Brands Global, Inc.	740	69,871
Domino’s Pizza, Inc.	4,099	1,145,671
Drive Shack, Inc. (A)	2,983	13,573

John Hancock Funds II

Portfolio of Investments — May 31, 2019 (unaudited) (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
Dunkin’ Brands Group, Inc.	8,253	$612,538
El Pollo Loco Holdings, Inc. (A)	986	10,333
Eldorado Resorts, Inc. (A)	9,409	462,641
Everi Holdings, Inc. (A)	2,957	32,941
Fiesta Restaurant Group, Inc. (A)	1,112	15,768
Golden Entertainment, Inc. (A)	904	11,662
Hilton Worldwide Holdings, Inc.	15,447	1,381,580
International Speedway Corp., Class A	3,416	152,900
J Alexander’s Holdings, Inc. (A)	631	6,638
Jack in the Box, Inc.	3,715	309,088
Lindblad Expeditions Holdings, Inc. (A)	989	16,140
Marriott International, Inc., Class A	14,869	1,856,246
Marriott Vacations Worldwide Corp.	5,646	507,575
McDonald’s Corp.	40,367	8,003,565
MGM Resorts International	26,901	667,683
Monarch Casino & Resort, Inc. (A)	524	22,548
Nathan’s Famous, Inc.	136	9,194
Noodles & Company (A)	685	4,953
Norwegian Cruise Line Holdings, Ltd. (A)	11,482	628,180
Papa John’s International, Inc.	3,233	156,704
Penn National Gaming, Inc. (A)	15,509	292,345
Planet Fitness, Inc., Class A (A)	3,908	298,845
PlayAGS, Inc. (A)	989	18,929
Potbelly Corp. (A)	1,257	6,323
RCI Hospitality Holdings, Inc.	426	6,927
Red Lion Hotels Corp. (A)	874	6,625
Red Robin Gourmet Burgers, Inc. (A)	604	15,450
Red Rock Resorts, Inc., Class A	3,099	64,707
Royal Caribbean Cruises, Ltd.	9,048	1,101,643
Ruth’s Hospitality Group, Inc.	1,287	29,434
Scientific Games Corp. (A)	8,016	153,106
SeaWorld Entertainment, Inc. (A)	2,418	77,376
Shake Shack, Inc., Class A (A)	1,093	67,056
Six Flags Entertainment Corp.	7,137	352,282
Speedway Motorsports, Inc.	587	10,660
Starbucks Corp.	65,600	4,989,536
Texas Roadhouse, Inc.	9,660	495,172
The Cheesecake Factory, Inc.	6,028	260,711
The Habit Restaurants, Inc., Class A (A)	995	10,149
The Wendy’s Company	18,164	334,036
Wingstop, Inc.	1,282	102,150
Wyndham Destinations, Inc.	9,434	375,285
Wyndham Hotels & Resorts, Inc.	9,776	521,452
Wynn Resorts, Ltd.	5,109	548,349
Yum! Brands, Inc.	16,160	1,653,976

		32,922,390
Household durables – 0.3%
Bassett Furniture Industries, Inc.	541	7,947
Beazer Homes USA, Inc. (A)	1,373	12,467
Cavco Industries, Inc. (A)	386	55,430
Century Communities, Inc. (A)	1,155	30,839
D.R. Horton, Inc.	5,584	238,772
Ethan Allen Interiors, Inc.	1,084	23,002
Flexsteel Industries, Inc.	394	6,757
Garmin, Ltd.	2,098	160,455
GoPro, Inc., Class A (A)	5,135	32,351
Green Brick Partners, Inc. (A)	1,215	10,558
Hamilton Beach Brands Holding Company, Class A	358	6,261
Hamilton Beach Brands Holding Company, Class B	294	5,142
Helen of Troy, Ltd. (A)	3,695	493,689
Hooker Furniture Corp.	580	15,561
Installed Building Products, Inc. (A)	976	50,205

U.S. Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Household durables (continued)
iRobot Corp. (A)(B)	1,194	$104,009
KB Home	12,235	307,466
La-Z-Boy, Inc.	2,073	66,730
Leggett & Platt, Inc.	2,256	80,111
Lennar Corp., A Shares	4,929	244,774
LGI Homes, Inc. (A)(B)	814	55,515
Lifetime Brands, Inc.	569	4,438
M/I Homes, Inc. (A)	1,189	32,555
MDC Holdings, Inc.	2,149	67,543
Meritage Homes Corp. (A)	1,680	84,168
Mohawk Industries, Inc. (A)	1,060	143,683
Newell Brands, Inc.	6,681	89,659
NVR, Inc. (A)	340	1,088,534
PulteGroup, Inc.	4,401	136,431
Roku, Inc. (A)	1,925	174,020
Skyline Champion Corp.	1,498	35,038
Sonos, Inc. (A)	777	7,887
Taylor Morrison Home Corp., Class A (A)	5,108	102,007
Tempur Sealy International, Inc. (A)	4,584	292,505
The Lovesac Company (A)	275	9,914
Toll Brothers, Inc.	13,398	465,848
TopBuild Corp. (A)	1,573	124,692
TRI Pointe Group, Inc. (A)	20,437	251,375
Tupperware Brands Corp.	7,034	130,973
Universal Electronics, Inc. (A)	616	24,264
Whirlpool Corp.	1,095	125,794
William Lyon Homes, Class A (A)	1,422	26,364
ZAGG, Inc. (A)	1,326	8,831

		5,434,564
Internet and direct marketing retail – 2.2%
1-800-Flowers.com, Inc., Class A (A)	1,187	21,675
Amazon.com, Inc. (A)	16,054	28,496,974
Booking Holdings, Inc. (A)	1,751	2,900,041
Duluth Holdings, Inc., Class B (A)	416	6,219
eBay, Inc.	33,454	1,202,002
Etsy, Inc. (A)	5,298	330,118
Expedia Group, Inc.	4,595	528,425
Groupon, Inc. (A)	19,893	70,222
Lands’ End, Inc. (A)	522	6,457
Leaf Group, Ltd. (A)	905	6,507
Liberty Expedia Holdings, Inc., Series A (A)	2,414	99,529
Liquidity Services, Inc. (A)	1,300	7,306
Overstock.com, Inc. (A)(B)	1,111	10,610
PetMed Express, Inc. (B)	904	15,793
Quotient Technology, Inc. (A)	3,568	37,714
Shutterfly, Inc. (A)	1,496	71,030
Shutterstock, Inc.	844	32,123
Stamps.com, Inc. (A)	788	26,430

		33,869,175
Leisure products – 0.1%
Acushnet Holdings Corp.	1,537	36,104
American Outdoor Brands Corp. (A)	2,419	20,295
Brunswick Corp.	8,691	360,503
Callaway Golf Company	4,170	61,299
Clarus Corp.	1,003	12,788
Hasbro, Inc.	1,989	189,233
Johnson Outdoors, Inc., Class A	224	16,533
Malibu Boats, Inc., Class A (A)	933	33,495
Marine Products Corp.	402	5,564
MasterCraft Boat Holdings, Inc. (A)	846	16,802
Mattel, Inc. (A)(B)	5,950	58,608
Nautilus, Inc. (A)	1,580	4,250
Polaris Industries, Inc.	5,723	457,153

John Hancock Funds II

Portfolio of Investments — May 31, 2019 (unaudited) (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Leisure products (continued)
Sturm Ruger & Company, Inc.	739	$36,736
Vista Outdoor, Inc. (A)	2,592	19,881
YETI Holdings, Inc. (A)(B)	1,186	28,369

		1,357,613
Multiline retail – 0.2%
Big Lots, Inc.	1,780	49,128
Dillard’s, Inc., Class A (B)	2,335	132,301
Dollar General Corp.	3,449	438,989
Dollar Tree, Inc. (A)	3,153	320,313
J.C. Penney Company, Inc. (A)(B)	14,463	12,294
Kohl’s Corp.	2,100	103,572
Macy’s, Inc.	3,913	80,490
Nordstrom, Inc.	1,361	42,599
Ollie’s Bargain Outlet Holdings, Inc. (A)	7,349	725,493
Target Corp.	6,851	551,163

		2,456,342
Specialty retail – 2.3%
Aaron’s, Inc.	9,760	519,818
Abercrombie & Fitch Company, Class A	2,925	50,603
Advance Auto Parts, Inc.	3,859	598,145
American Eagle Outfitters, Inc.	23,867	415,286
America’s Car-Mart, Inc. (A)	254	21,869
Asbury Automotive Group, Inc. (A)	853	63,284
Ascena Retail Group, Inc. (A)	8,480	8,904
At Home Group, Inc. (A)	2,004	38,176
AutoNation, Inc. (A)	5,756	227,189
AutoZone, Inc. (A)	1,343	1,379,409
Barnes & Noble Education, Inc. (A)	1,799	5,703
Barnes & Noble, Inc.	2,759	12,112
Bed Bath & Beyond, Inc. (B)	19,573	248,381
Best Buy Company, Inc.	12,523	784,816
Boot Barn Holdings, Inc. (A)	1,250	32,663
Caleres, Inc.	1,889	35,627
Camping World Holdings, Inc., Class A (B)	1,507	15,869
CarMax, Inc. (A)	9,136	715,166
Carvana Company (A)	1,436	83,116
Chico’s FAS, Inc.	5,646	19,027
Citi Trends, Inc.	594	8,126
Conn’s, Inc. (A)	877	15,742
Designer Brands, Inc., Class A	3,057	55,301
Dick’s Sporting Goods, Inc.	7,366	254,201
Express, Inc. (A)	3,189	9,599
Five Below, Inc. (A)	7,988	1,028,295
Foot Locker, Inc.	6,171	242,829
GameStop Corp., Class A (B)	4,487	34,011
Genesco, Inc. (A)	877	39,447
GNC Holdings, Inc., Class A (A)(B)	4,104	5,746
Group 1 Automotive, Inc.	816	58,907
Guess?, Inc.	2,556	41,331
Haverty Furniture Companies, Inc.	844	14,694
Hibbett Sports, Inc. (A)	841	18,603
Hudson, Ltd., Class A (A)	1,791	24,322
L Brands, Inc.	12,028	270,149
Lithia Motors, Inc., Class A	982	112,095
Lowe’s Companies, Inc.	42,946	4,006,003
Lumber Liquidators Holdings, Inc. (A)(B)	1,311	12,572
MarineMax, Inc. (A)	1,014	15,798
Monro, Inc.	1,411	112,471
Murphy USA, Inc. (A)	4,320	346,723
National Vision Holdings, Inc. (A)	2,809	76,489
Office Depot, Inc.	24,241	47,512
O’Reilly Automotive, Inc. (A)	4,213	1,564,582
Party City Holdco, Inc. (A)	2,531	19,995

U.S. Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
Rent-A-Center, Inc. (A)	1,953	$46,599
RH (A)(B)	843	71,781
Ross Stores, Inc.	19,906	1,851,059
Sally Beauty Holdings, Inc. (A)	17,376	263,768
Shoe Carnival, Inc.	463	11,894
Signet Jewelers, Ltd.	7,508	141,601
Sleep Number Corp. (A)	1,454	50,614
Sonic Automotive, Inc., Class A	1,073	18,702
Sportsman’s Warehouse Holdings, Inc. (A)	1,771	6,517
Tailored Brands, Inc. (B)	2,278	11,982
The Buckle, Inc. (B)	1,309	19,700
The Cato Corp., Class A	1,033	12,799
The Children’s Place, Inc. (B)	699	64,769
The Container Store Group, Inc. (A)	749	5,265
The Gap, Inc.	11,250	210,150
The Home Depot, Inc.	60,558	11,496,936
The Michaels Companies, Inc. (A)	8,977	81,780
The TJX Companies, Inc.	66,355	3,336,993
Tiffany & Company	5,849	521,204
Tile Shop Holdings, Inc.	1,951	8,155
Tilly’s, Inc., Class A	978	7,628
Tractor Supply Company	6,522	657,287
Ulta Beauty, Inc. (A)	3,009	1,003,140
Urban Outfitters, Inc. (A)	7,525	169,087
Williams-Sonoma, Inc. (B)	8,005	468,293
Winmark Corp.	105	17,308
Zumiez, Inc. (A)	845	16,714

		34,282,431
Textiles, apparel and luxury goods – 0.3%
Capri Holdings, Ltd. (A)	2,632	85,487
Carter’s, Inc.	4,547	382,448
Crocs, Inc. (A)	2,923	56,472
Culp, Inc.	547	9,425
Deckers Outdoor Corp. (A)	4,195	638,060
Fossil Group, Inc. (A)	2,047	20,040
G-III Apparel Group, Ltd. (A)	1,928	49,607
Hanesbrands, Inc.	6,229	92,501
Kontoor Brands, Inc. (A)(B)	774	22,687
Movado Group, Inc.	705	18,161
NIKE, Inc., Class B	21,184	1,634,134
Oxford Industries, Inc.	738	52,575
PVH Corp.	1,310	111,599
Ralph Lauren Corp.	908	95,458
Rocky Brands, Inc.	347	8,488
Skechers U.S.A., Inc., Class A (A)	13,328	372,251
Steven Madden, Ltd.	3,853	116,592
Superior Group of Companies, Inc.	427	6,836
Tapestry, Inc.	4,996	142,686
Under Armour, Inc., Class A (A)	3,211	73,211
Under Armour, Inc., Class C (A)	3,343	67,629
Unifi, Inc. (A)	720	13,572
Vera Bradley, Inc. (A)	1,065	11,662
VF Corp.	5,420	443,790
Wolverine World Wide, Inc.	4,072	113,772

		4,639,143

		129,969,357
Consumer staples – 5.0%
Beverages – 1.0%
Brown-Forman Corp., Class B	5,385	269,142
Celsius Holdings, Inc. (A)(B)	1,308	5,232
Coca-Cola Consolidated, Inc.	209	63,120
Constellation Brands, Inc., Class A	5,395	951,948
Craft Brew Alliance, Inc. (A)	652	9,004

John Hancock Funds II

Portfolio of Investments — May 31, 2019 (unaudited) (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Beverages (continued)
MGP Ingredients, Inc. (B)	586	$35,283
Molson Coors Brewing Company, Class B	6,078	334,168
Monster Beverage Corp. (A)	12,675	784,076
National Beverage Corp.	528	23,839
PepsiCo, Inc.	45,519	5,826,432
Primo Water Corp. (A)	1,528	17,633
The Boston Beer Company, Inc., Class A (A)	1,234	387,846
The Coca-Cola Company	124,686	6,125,823

		14,833,546
Food and staples retailing – 0.3%
BJ’s Wholesale Club Holdings, Inc. (A)	5,654	141,237
Casey’s General Stores, Inc.	3,656	471,916
Costco Wholesale Corp.	4,589	1,099,433
Ingles Markets, Inc., Class A	641	19,108
Natural Grocers by Vitamin
Cottage, Inc. (A)	453	4,652
Performance Food Group Company (A)	4,501	177,114
PriceSmart, Inc.	999	48,551
Rite Aid Corp. (A)(B)	2,418	18,522
Smart & Final Stores, Inc. (A)	1,232	8,020
SpartanNash Company	1,604	18,510
Sprouts Farmers Market, Inc. (A)	12,396	248,540
Sysco Corp.	4,918	338,457
The Andersons, Inc.	1,208	32,821
The Chefs’ Warehouse, Inc. (A)	968	30,657
The Kroger Company	8,126	185,354
United Natural Foods, Inc. (A)	2,322	23,568
Village Super Market, Inc., Class A	401	10,618
Walgreens Boots Alliance, Inc.	8,347	411,841
Walmart, Inc.	14,826	1,503,949
Weis Markets, Inc.	440	16,632

		4,809,500
Food products – 0.8%
Archer-Daniels-Midland Company	18,163	696,006
B&G Foods, Inc. (B)	2,902	63,699
Calavo Growers, Inc.	707	61,827
Cal-Maine Foods, Inc.	1,390	51,458
Campbell Soup Company	6,246	226,792
Conagra Brands, Inc.	15,740	421,360
Darling Ingredients, Inc. (A)	7,229	136,628
Dean Foods Company	4,575	5,033
Farmer Brothers Company (A)	494	9,050
Flowers Foods, Inc.	18,323	409,886
Fresh Del Monte Produce, Inc.	1,356	33,927
Freshpet, Inc. (A)	1,163	54,045
General Mills, Inc.	19,339	956,120
Hormel Foods Corp. (B)	8,848	349,408
Hostess Brands, Inc. (A)	4,371	58,528
Ingredion, Inc.	6,658	507,073
J&J Snack Foods Corp.	666	107,126
John B. Sanfilippo & Son, Inc.	385	29,510
Kellogg Company	8,137	427,681
Lamb Weston Holdings, Inc.	4,749	281,378
Lancaster Colony Corp.	2,785	400,567
Landec Corp. (A)	1,166	11,567
Limoneira Company	696	13,189
McCormick & Company, Inc.	3,973	619,947
Mondelez International, Inc., Class A	46,804	2,379,983
Post Holdings, Inc. (A)	6,641	697,969
Sanderson Farms, Inc.	2,822	385,796
Seneca Foods Corp., Class A (A)	347	8,571
The Hain Celestial Group, Inc. (A)	8,942	182,327
The Hershey Company	4,507	594,744

U.S. Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food products (continued)
The J.M. Smucker Company	3,687	$448,192
The Kraft Heinz Company	20,154	557,258
The Simply Good Foods Company (A)	2,710	58,238
Tootsie Roll Industries, Inc. (B)	2,632	99,911
TreeHouse Foods, Inc. (A)	5,591	291,459
Tyson Foods, Inc., Class A	9,569	726,191

		12,362,444
Household products – 2.2%
Central Garden & Pet Company (A)	476	13,399
Central Garden & Pet Company, Class A (A)	1,810	46,282
Church & Dwight Company, Inc.	20,008	1,488,795
Colgate-Palmolive Company	70,109	4,880,989
Energizer Holdings, Inc.	6,350	259,842
Kimberly-Clark Corp.	28,032	3,585,012
Oil-Dri Corp. of America	246	7,230
The Clorox Company	10,428	1,551,791
The Procter & Gamble Company	203,571	20,949,492
WD-40 Company	601	93,954

		32,876,786
Personal products – 0.2%
Coty, Inc., Class A	24,445	301,651
Edgewell Personal Care Company (A)	7,784	222,155
elf Beauty, Inc. (A)	1,055	10,750
Inter Parfums, Inc.	769	49,816
Medifast, Inc.	516	66,538
Nu Skin Enterprises, Inc., Class A	5,529	258,149
Revlon, Inc., Class A (A)	405	8,578
The Estee Lauder Companies, Inc., Class A	17,757	2,859,410
USANA Health Sciences, Inc. (A)	564	39,920

		3,816,967
Tobacco – 0.5%
22nd Century Group, Inc. (A)(B)	5,445	10,400
Altria Group, Inc.	60,746	2,980,199
Philip Morris International, Inc.	50,373	3,885,269
Pyxus International, Inc. (A)	380	6,817
Turning Point Brands, Inc.	354	17,427
Universal Corp.	1,087	61,437
Vector Group, Ltd.	4,630	41,439

		7,002,988

		75,702,231
Energy – 5.9%
Energy equipment and services – 0.6%
Apergy Corp. (A)	7,725	239,552
Archrock, Inc.	5,667	50,266
Baker Hughes, a GE Company	36,607	783,756
C&J Energy Services, Inc. (A)	2,873	34,016
Cactus, Inc., Class A (A)	1,668	54,293
Core Laboratories NV	4,426	210,855
Diamond Offshore Drilling, Inc. (A)(B)	2,904	22,854
DMC Global, Inc.	632	42,748
Dril-Quip, Inc. (A)	1,587	65,464
Ensco Rowan PLC, Class A	20,131	168,496
Era Group, Inc. (A)	988	7,262
Exterran Corp. (A)	1,484	20,479
Forum Energy Technologies, Inc. (A)	3,703	14,145
Frank’s International NV (A)	3,377	19,215
FTS International, Inc. (A)	1,497	9,207
Halliburton Company	62,200	1,324,238
Helix Energy Solutions Group, Inc. (A)	6,267	42,365
Helmerich & Payne, Inc.	7,753	379,199
Independence Contract Drilling, Inc. (A)	2,416	4,808

John Hancock Funds II

Portfolio of Investments — May 31, 2019 (unaudited) (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Energy equipment and services (continued)
ION Geophysical Corp. (A)	565	$3,836
Keane Group, Inc. (A)	2,336	17,146
KLX Energy Services Holdings, Inc. (A)	907	17,868
Liberty Oilfield Services, Inc., Class A	2,006	25,577
Mammoth Energy Services, Inc.	615	6,458
Matrix Service Company (A)	1,196	21,648
McDermott International, Inc. (A)(B)	26,101	157,650
National Oilwell Varco, Inc.	27,348	570,206
Natural Gas Services Group, Inc. (A)	614	9,351
Newpark Resources, Inc. (A)	3,996	27,932
Nine Energy Service, Inc. (A)	681	11,509
Noble Corp. PLC (A)	11,061	21,458
Oceaneering International, Inc. (A)	14,282	234,225
Oil States International, Inc. (A)	2,675	44,512
Patterson-UTI Energy, Inc.	21,337	226,812
ProPetro Holding Corp. (A)	3,136	60,901
RigNet, Inc. (A)	750	6,255
Schlumberger, Ltd.	98,780	3,426,678
SEACOR Holdings, Inc. (A)	762	31,707
SEACOR Marine Holdings, Inc. (A)	750	10,328
Select Energy Services, Inc., Class A (A)	2,063	22,074
Solaris Oilfield Infrastructure, Inc., Class A	1,188	16,905
Superior Energy Services, Inc. (A)	7,030	11,389
TechnipFMC PLC	30,340	631,072
TETRA Technologies, Inc. (A)	5,725	8,817
Tidewater, Inc. (A)	1,349	28,747
Transocean, Ltd. (A)	50,568	313,522
U.S. Silica Holdings, Inc.	3,519	36,527

		9,494,328
Oil, gas and consumable fuels – 5.3%
Abraxas Petroleum Corp. (A)	8,177	7,810
Anadarko Petroleum Corp.	35,605	2,505,524
Apache Corp.	26,761	697,659
Arch Coal, Inc., Class A	763	67,258
Ardmore Shipping Corp. (A)	1,652	11,630
Berry Petroleum Corp.	2,511	26,993
Bonanza Creek Energy, Inc. (A)	848	16,561
Cabot Oil & Gas Corp.	30,176	755,004
California Resources Corp. (A)(B)	2,025	32,805
Callon Petroleum Company (A)	32,961	206,006
Carrizo Oil & Gas, Inc. (A)	3,922	39,926
Chesapeake Energy Corp. (A)(B)	104,291	200,239
Chevron Corp.	135,411	15,416,542
Cimarex Energy Company	7,207	412,168
Clean Energy Fuels Corp. (A)	6,265	16,728
CNX Resources Corp. (A)	19,807	152,910
Concho Resources, Inc.	14,296	1,401,151
ConocoPhillips	80,846	4,766,680
CONSOL Energy, Inc. (A)	1,210	31,726
CVR Energy, Inc.	808	34,316
Delek US Holdings, Inc.	3,620	110,808
Denbury Resources, Inc. (A)	20,561	29,608
Devon Energy Corp.	29,600	744,736
DHT Holdings, Inc.	4,032	22,418
Diamondback Energy, Inc.	11,012	1,079,837
Dorian LPG, Ltd. (A)	1,337	9,439
Earthstone Energy, Inc., Class A (A)	982	5,372
Energy Fuels, Inc. (A)(B)	4,026	10,951
EOG Resources, Inc.	41,340	3,384,919
EQT Corp.	25,442	465,589
Equitrans Midstream Corp.	20,314	403,436
Evolution Petroleum Corp.	1,466	8,957
Exxon Mobil Corp.	301,957	21,369,497
Frontline, Ltd. (A)	3,410	26,734

U.S. Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
GasLog, Ltd.	1,800	$25,920
Golar LNG, Ltd.	4,211	76,598
Green Plains, Inc.	1,748	22,811
Gulfport Energy Corp. (A)	7,802	42,677
Hess Corp.	18,144	1,013,524
HighPoint Resources Corp. (A)	5,272	9,859
HollyFrontier Corp.	11,165	424,047
International Seaways, Inc. (A)	987	17,569
Jagged Peak Energy, Inc. (A)	2,958	24,551
Kinder Morgan, Inc.	138,748	2,768,023
Laredo Petroleum, Inc. (A)	7,039	18,583
Marathon Oil Corp.	58,341	767,184
Marathon Petroleum Corp.	48,009	2,207,934
Matador Resources Company (A)	15,058	247,554
Midstates Petroleum Company, Inc. (A)	714	4,777
Murphy Oil Corp.	16,246	403,713
NACCO Industries, Inc., Class A	184	9,193
Noble Energy, Inc.	34,470	737,658
Nordic American Tankers, Ltd. (B)	6,482	13,223
Northern Oil and Gas, Inc. (A)	8,755	17,422
Oasis Petroleum, Inc. (A)	39,029	202,951
Occidental Petroleum Corp.	53,421	2,658,763
ONEOK, Inc.	29,325	1,865,657
Overseas Shipholding Group, Inc., Class A (A)	2,780	4,170
Panhandle Oil and Gas, Inc., Class A	783	10,375
Par Pacific Holdings, Inc. (A)	1,427	27,969
PBF Energy, Inc., Class A	11,969	315,982
PDC Energy, Inc. (A)	2,960	90,339
Peabody Energy Corp.	3,455	81,262
Penn Virginia Corp. (A)	559	17,050
Phillips 66	29,901	2,416,001
Pioneer Natural Resources Company	12,000	1,703,520
QEP Resources, Inc. (A)	23,605	163,111
Range Resources Corp.	20,736	162,156
Renewable Energy Group, Inc. (A)	1,614	25,243
REX American Resources Corp. (A)	245	16,530
Ring Energy, Inc. (A)	2,789	9,873
SandRidge Energy, Inc. (A)	1,480	10,197
Scorpio Tankers, Inc.	2,033	52,919
SemGroup Corp., Class A	3,562	44,917
Ship Finance International, Ltd.	3,521	43,590
SilverBow Resources, Inc. (A)	386	5,508
SM Energy Company	10,313	119,940
Southwestern Energy Company (A)	80,290	288,241
SRC Energy, Inc. (A)	10,843	51,396
Talos Energy, Inc. (A)	920	21,473
Teekay Corp. (B)	3,271	10,500
Teekay Tankers, Ltd., Class A (A)	8,689	9,732
Tellurian, Inc. (A)(B)	3,846	29,576
The Williams Companies, Inc.	86,311	2,276,884
Unit Corp. (A)	2,377	22,867
Uranium Energy Corp. (A)(B)	8,252	11,140
Valero Energy Corp.	29,767	2,095,597
W&T Offshore, Inc. (A)	4,221	17,728
World Fuel Services Corp.	9,686	282,250
WPX Energy, Inc. (A)	39,471	424,708

		78,914,872

		88,409,200
Financials – 14.2%
Banks – 5.2%
1st Source Corp.	689	30,151
ACNB Corp.	304	10,853
Allegiance Bancshares, Inc. (A)	550	17,853
Amalgamated Bank, Class A	576	9,504

John Hancock Funds II

Portfolio of Investments — May 31, 2019 (unaudited) (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
American National Bankshares, Inc.	431	$15,033
Ameris Bancorp	1,899	67,016
Ames National Corp.	463	12,177
Arrow Financial Corp.	549	17,661
Associated Banc-Corp.	16,412	325,122
Atlantic Capital Bancshares, Inc. (A)	1,171	19,158
Atlantic Union Bankshares Corp.	3,411	110,175
Banc of California, Inc.	1,909	25,256
BancFirst Corp.	800	41,784
BancorpSouth Bank	13,189	357,158
Bank of America Corp.	416,259	11,072,489
Bank of Commerce Holdings	932	9,600
Bank of Hawaii Corp.	4,116	311,417
Bank of Marin Bancorp	624	25,278
Bank OZK	12,072	348,881
BankFinancial Corp.	714	9,925
Bankwell Financial Group, Inc.	338	9,653
Banner Corp.	1,420	71,653
Bar Harbor Bankshares	740	17,486
Baycom Corp. (A)	538	11,761
BB&T Corp.	35,395	1,654,716
BCB Bancorp, Inc.	763	9,339
Berkshire Hills Bancorp, Inc.	2,117	61,795
Boston Private Financial Holdings, Inc.	3,749	38,427
Bridge Bancorp, Inc.	742	20,650
Brookline Bancorp, Inc.	3,511	50,383
Bryn Mawr Bank Corp.	904	33,050
Business First Bancshares, Inc.	522	12,799
Byline Bancorp, Inc. (A)	749	13,976
C&F Financial Corp.	164	7,882
Cadence Bancorp	5,315	98,328
Cambridge Bancorp	180	14,801
Camden National Corp.	661	27,993
Capital City Bank Group, Inc.	543	12,712
Capstar Financial Holdings, Inc.	546	8,097
Carolina Financial Corp.	900	29,880
Cathay General Bancorp	11,012	370,444
CB Financial Services, Inc.	333	7,822
CBTX, Inc.	723	19,702
CenterState Bank Corp.	5,349	117,090
Central Pacific Financial Corp.	1,239	34,432
Central Valley Community Bancorp	587	11,517
Century Bancorp, Inc., Class A	142	12,725
Chemical Financial Corp.	10,283	389,314
Chemung Financial Corp.	185	8,288
Citigroup, Inc.	108,972	6,772,610
Citizens & Northern Corp.	574	15,842
Citizens Financial Group, Inc.	21,347	695,485
City Holding Company	681	49,747
Civista Bancshares, Inc.	672	14,582
CNB Financial Corp.	681	16,855
Coastal Financial Corp. (A)	398	6,392
Codorus Valley Bancorp, Inc.	473	9,942
Columbia Banking System, Inc.	3,239	108,021
Comerica, Inc.	7,379	507,823
Commerce Bancshares, Inc.	9,857	565,102
Community Bank System, Inc.	2,188	135,240
Community Bankers Trust Corp.	1,271	9,253
Community Trust Bancorp, Inc.	621	24,585
ConnectOne Bancorp, Inc.	1,375	28,889
County Bancorp, Inc.	381	6,561
Cullen/Frost Bankers, Inc.	6,291	574,180
Customers Bancorp, Inc. (A)	1,282	25,281
CVB Financial Corp.	4,925	101,209
Eagle Bancorp, Inc.	1,416	75,161

U.S. Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
East West Bancorp, Inc.	14,477	$618,457
Enterprise Financial Services Corp.	1,001	39,229
Equity Bancshares, Inc., Class A (A)	631	15,699
Esquire Financial Holdings, Inc. (A)	369	8,413
Evans Bancorp, Inc.	265	9,299
Farmers & Merchants Bancorp, Inc.	425	12,559
Farmers National Banc Corp.	1,201	16,153
FB Financial Corp.	729	25,362
Fidelity D&D Bancorp, Inc.	132	7,854
Fidelity Southern Corp.	967	27,240
Fifth Third Bancorp	37,667	998,176
Financial Institutions, Inc.	741	20,029
First Bancorp (NC)	1,287	45,573
First Bancorp (PR)	9,406	93,684
First Bank	836	9,363
First Busey Corp.	1,930	47,690
First Business Financial Services, Inc.	464	10,616
First Choice Bancorp	455	9,887
First Commonwealth Financial Corp.	4,304	54,101
First Community Bankshares, Inc.	637	20,868
First Community Corp.	446	7,930
First Financial Bancorp	4,235	94,525
First Financial Bankshares, Inc.	9,618	544,956
First Financial Corp.	555	20,996
First Financial Northwest, Inc.	493	7,474
First Foundation, Inc.	1,765	23,139
First Horizon National Corp.	31,781	426,183
First Internet Bancorp	514	10,450
First Interstate BancSystem, Inc., Class A	1,433	52,892
First Merchants Corp.	2,419	80,432
First Mid Bancshares, Inc.	573	19,150
First Midwest Bancorp, Inc.	4,673	91,077
First Northwest Bancorp	558	8,961
First Republic Bank	7,640	741,233
Flushing Financial Corp.	1,213	25,509
FNB Corp.	32,406	356,466
Franklin Financial Network, Inc.	603	15,829
Fulton Financial Corp.	24,254	382,243
German American Bancorp, Inc.	1,044	29,096
Glacier Bancorp, Inc.	3,719	146,566
Great Southern Bancorp, Inc.	461	25,456
Great Western Bancorp, Inc.	2,513	78,079
Guaranty Bancshares, Inc.	390	11,408
Hancock Whitney Corp.	12,293	466,888
Hanmi Financial Corp.	1,377	28,394
HarborOne Bancorp, Inc. (A)	701	12,576
Heartland Financial USA, Inc.	1,319	54,462
Heritage Commerce Corp.	1,887	22,474
Heritage Financial Corp.	1,610	45,241
Hilltop Holdings, Inc.	3,137	63,148
Home BancShares, Inc.	22,448	393,289
HomeTrust Bancshares, Inc.	706	17,283
Hope Bancorp, Inc.	5,415	69,691
Horizon Bancorp, Inc.	1,697	26,320
Howard Bancorp, Inc. (A)	748	10,397
Huntington Bancshares, Inc.	48,552	614,183
IBERIABANK Corp.	2,418	172,887
Independent Bank Corp. (MA)	1,457	101,043
Independent Bank Corp. (MI)	993	21,002
Independent Bank Group, Inc.	1,457	75,239
International Bancshares Corp.	7,869	286,904
Investar Holding Corp.	452	10,798
Investors Bancorp, Inc.	10,293	107,150
JPMorgan Chase & Co.	151,729	16,077,205

John Hancock Funds II

Portfolio of Investments — May 31, 2019 (unaudited) (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
KeyCorp	46,755	$746,677
Lakeland Bancorp, Inc.	2,044	31,498
Lakeland Financial Corp.	1,066	46,851
LCNB Corp.	514	8,723
LegacyTexas Financial Group, Inc.	2,114	77,161
Live Oak Bancshares, Inc.	1,225	19,024
M&T Bank Corp.	6,423	1,025,111
Macatawa Bank Corp.	1,330	13,500
Malvern Bancorp, Inc. (A)	379	7,542
MBT Financial Corp.	1,003	9,167
Mercantile Bank Corp.	709	21,873
Metropolitan Bank Holding Corp. (A)	329	13,071
Middlefield Banc Corp.	206	8,088
Midland States Bancorp, Inc.	990	24,255
MidSouth Bancorp, Inc.	839	9,447
MidWestOne Financial Group, Inc.	541	15,061
MutualFirst Financial, Inc.	298	8,904
MVB Financial Corp.	432	6,847
National Bank Holdings Corp., Class A	1,254	44,003
National Bankshares, Inc.	349	13,248
NBT Bancorp, Inc.	1,774	63,775
Nicolet Bankshares, Inc. (A)	352	20,588
Northeast Bank	402	8,305
Northrim BanCorp, Inc.	369	12,336
Norwood Financial Corp.	328	10,512
OFG Bancorp	1,869	35,100
Old Line Bancshares, Inc.	771	18,990
Old National Bancorp	6,615	105,443
Old Second Bancorp, Inc.	1,321	16,116
Opus Bank	901	18,083
Origin Bancorp, Inc.	753	25,120
Orrstown Financial Services, Inc.	539	11,448
Pacific City Financial Corp.	587	10,020
Pacific Mercantile Bancorp (A)	953	7,405
Pacific Premier Bancorp, Inc.	2,046	57,902
PacWest Bancorp	12,064	438,406
Park National Corp.	617	58,300
Parke Bancorp, Inc.	406	8,242
Peapack Gladstone Financial Corp.	871	23,552
Penns Woods Bancorp, Inc.	252	10,544
Peoples Bancorp of North Carolina, Inc.	313	8,561
Peoples Bancorp, Inc.	764	23,615
Peoples Financial Services Corp.	321	13,931
People’s United Financial, Inc.	18,917	290,754
People’s Utah Bancorp	670	18,760
Pinnacle Financial Partners, Inc.	7,278	385,370
Preferred Bank	635	27,794
Premier Financial Bancorp, Inc.	616	9,616
Prosperity Bancshares, Inc.	6,627	429,496
QCR Holdings, Inc.	621	19,922
RBB Bancorp	721	13,346
Regions Financial Corp.	47,207	652,873
Reliant Bancorp, Inc.	544	11,837
Renasant Corp.	2,149	72,636
Republic Bancorp, Inc., Class A	384	17,603
Republic First Bancorp, Inc. (A)	2,246	10,871
S&T Bancorp, Inc.	1,502	56,625
Sandy Spring Bancorp, Inc.	1,508	48,482
SB One Bancorp	466	10,229
Seacoast Banking Corp. of Florida (A)	2,007	46,542
Select Bancorp, Inc. (A)	802	8,862
ServisFirst Bancshares, Inc.	2,089	65,469
Shore Bancshares, Inc.	755	11,589
Sierra Bancorp	660	16,368
Signature Bank	5,502	630,254

U.S. Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Simmons First National Corp., Class A	4,012	$91,514
SmartFinancial, Inc. (A)	615	12,614
South State Corp.	1,572	103,579
Southern First Bancshares, Inc. (A)	360	12,827
Southern National Bancorp of Virginia, Inc.	1,023	14,128
Southside Bancshares, Inc.	1,385	45,109
Spirit of Texas Bancshares, Inc. (A)	285	6,316
Sterling Bancorp	21,242	410,183
Stock Yards Bancorp, Inc.	910	30,330
Summit Financial Group, Inc.	535	13,241
SunTrust Banks, Inc.	20,548	1,233,085
SVB Financial Group (A)	2,444	492,222
Synovus Financial Corp.	15,893	507,940
TCF Financial Corp.	16,376	312,127
Texas Capital Bancshares, Inc. (A)	5,017	287,474
The Bancorp, Inc. (A)	2,305	20,515
The Bank of NT Butterfield & Son, Ltd.	2,464	81,361
The Bank of Princeton	335	9,397
The Community Financial Corp.	293	9,092
The First Bancshares, Inc.	589	17,552
The First of Long Island Corp.	1,098	23,442
The PNC Financial Services Group, Inc.	21,022	2,675,260
Tompkins Financial Corp.	641	50,658
Towne Bank	2,679	67,939
TriCo Bancshares	1,014	37,822
TriState Capital Holdings, Inc. (A)	1,120	23,038
Triumph Bancorp, Inc. (A)	1,104	30,989
Trustmark Corp.	9,366	297,558
U.S. Bancorp	69,728	3,500,346
UMB Financial Corp.	6,399	395,074
Umpqua Holdings Corp.	22,007	351,452
United Bankshares, Inc.	14,485	518,273
United Community Banks, Inc.	3,476	92,149
Univest Financial Corp.	1,300	31,044
Valley National Bancorp	47,378	465,252
Veritex Holdings, Inc.	1,973	50,173
Washington Trust Bancorp, Inc.	610	29,945
Webster Financial Corp.	9,217	408,129
Wells Fargo & Company	189,732	8,418,409
WesBanco, Inc.	2,177	77,349
Westamerica Bancorporation	1,147	68,694
Wintrust Financial Corp.	5,643	382,257
Zions Bancorp NA	8,627	371,565

		77,811,908
Capital markets – 3.5%
Affiliated Managers Group, Inc.	3,949	331,005
Ameriprise Financial, Inc.	10,281	1,421,143
Artisan Partners Asset Management, Inc., Class A	2,151	50,871
B. Riley Financial, Inc.	957	18,977
BlackRock, Inc.	9,265	3,850,163
Blucora, Inc. (A)	2,114	65,471
BrightSphere Investment Group PLC	3,592	38,578
Cboe Global Markets, Inc.	8,512	923,892
CME Group, Inc.	27,238	5,232,965
Cohen & Steers, Inc.	991	50,759
Cowen, Inc., Class A (A)	1,223	18,528
Diamond Hill Investment Group, Inc.	154	22,099
Donnelley Financial Solutions, Inc. (A)	1,530	18,865
E*TRADE Financial Corp.	18,691	837,357
Eaton Vance Corp.	11,501	439,568
Evercore, Inc., Class A	4,094	316,180
FactSet Research Systems, Inc.	3,799	1,056,882
Federated Investors, Inc., Class B	13,835	422,383

John Hancock Funds II

Portfolio of Investments — May 31, 2019 (unaudited) (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
Focus Financial Partners, Inc., Class A (A)	1,185	$33,239
Franklin Resources, Inc.	22,423	713,500
GAIN Capital Holdings, Inc.	1,457	5,668
GAMCO Investors, Inc., Class A	280	4,774
Greenhill & Company, Inc.	814	12,186
Hamilton Lane, Inc., Class A	738	36,280
Houlihan Lokey, Inc.	1,494	67,544
Interactive Brokers Group, Inc., Class A	7,498	380,898
Intercontinental Exchange, Inc.	43,301	3,559,775
INTL. FCStone, Inc. (A)	698	24,262
Invesco, Ltd.	30,126	588,662
Janus Henderson Group PLC	16,477	334,813
Ladenburg Thalmann Financial Services, Inc.	4,755	15,216
Legg Mason, Inc.	8,543	304,302
MarketAxess Holdings, Inc.	3,763	1,120,697
Moelis & Company, Class A	1,986	63,115
Moody’s Corp.	12,676	2,318,187
Morgan Stanley	98,885	4,023,631
MSCI, Inc.	6,398	1,407,624
Nasdaq, Inc.	8,787	796,454
Northern Trust Corp.	16,577	1,417,665
Oppenheimer Holdings, Inc., Class A	429	10,571
Piper Jaffray Companies	630	44,617
PJT Partners, Inc., Class A	893	32,952
Pzena Investment Management, Inc., Class A	890	7,868
Raymond James Financial, Inc.	9,633	795,493
S&P Global, Inc.	18,928	4,048,321
Safeguard Scientifics, Inc. (A)	1,002	12,034
SEI Investments Company	12,893	647,873
State Street Corp.	28,734	1,587,554
Stifel Financial Corp.	10,241	549,225
T. Rowe Price Group, Inc.	18,053	1,825,880
The Bank of New York Mellon Corp.	66,931	2,857,284
The Charles Schwab Corp.	90,313	3,757,924
The Goldman Sachs Group, Inc.	26,078	4,758,974
Virtus Investment Partners, Inc.	298	30,274
Waddell & Reed Financial, Inc., Class A	3,315	53,537
Westwood Holdings Group, Inc.	408	11,942
WisdomTree Investments, Inc.	5,320	31,973

		53,408,474
Consumer finance – 0.9%
American Express Company	52,651	6,039,596
Capital One Financial Corp.	35,649	3,061,180
Curo Group Holdings Corp. (A)	575	5,388
Discover Financial Services	24,915	1,857,413
Encore Capital Group, Inc. (A)	1,160	39,834
Enova International, Inc. (A)	1,477	31,534
EZCORP, Inc., Class A (A)	2,361	20,730
FirstCash, Inc.	1,893	179,305
Green Dot Corp., Class A (A)	6,893	319,904
LendingClub Corp. (A)	14,426	43,278
Navient Corp.	21,732	283,385
Nelnet, Inc., Class A	812	48,111
PRA Group, Inc. (A)	2,004	55,330
Regional Management Corp. (A)	451	11,126
SLM Corp.	43,622	414,845
Synchrony Financial	49,557	1,666,602
World Acceptance Corp. (A)	272	35,983

		14,113,544
Diversified financial services – 2.0%
Banco Latinoamericano de Comercio Exterior SA	1,303	25,995

U.S. Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified financial services (continued)
Berkshire Hathaway, Inc., Class B (A)	148,050	$29,228,031
Cannae Holdings, Inc. (A)	3,051	77,587
FGL Holdings	6,557	52,128
First Eagle Private Credit LLC (A)(C)	2,317	601
Jefferies Financial Group, Inc.	19,958	352,658
Marlin Business Services Corp.	450	10,035
On Deck Capital, Inc. (A)	2,391	9,612

		29,756,647
Insurance – 2.3%
Aflac, Inc.	30,209	1,549,722
Alleghany Corp. (A)	1,445	958,469
Ambac Financial Group, Inc. (A)	1,968	29,914
American Equity Investment Life
Holding Company	3,970	112,391
American Financial Group, Inc.	7,046	691,917
American International Group, Inc.	34,991	1,786,990
AMERISAFE, Inc.	854	50,873
Aon PLC	9,660	1,739,476
Argo Group International Holdings, Ltd.	1,428	100,660
Arthur J. Gallagher & Company	7,410	623,922
Assurant, Inc.	2,485	248,401
Brighthouse Financial, Inc. (A)	11,651	413,494
Brown & Brown, Inc.	23,184	731,919
Chubb, Ltd.	18,443	2,693,969
Cincinnati Financial Corp.	6,113	600,541
Citizens, Inc. (A)(B)	2,367	15,172
CNO Financial Group, Inc.	23,324	366,420
eHealth, Inc. (A)	972	68,584
EMC Insurance Group, Inc.	424	15,298
Employers Holdings, Inc.	1,414	58,738
Enstar Group, Ltd. (A)	534	87,790
Everest Re Group, Ltd.	1,628	403,190
FBL Financial Group, Inc., Class A	421	25,917
FedNat Holding Company	617	8,342
First American Financial Corp.	11,133	575,019
Genworth Financial, Inc., Class A (A)	72,253	210,256
Global Indemnity, Ltd.	383	11,375
Goosehead Insurance, Inc., Class A	432	15,824
Greenlight Capital Re, Ltd., Class A (A)	1,442	14,636
Hallmark Financial Services, Inc. (A)	687	8,100
HCI Group, Inc.	341	13,862
Health Insurance Innovations, Inc., Class A (A)(B)	584	15,061
Heritage Insurance Holdings, Inc.	933	13,650
Horace Mann Educators Corp.	1,849	74,903
Independence Holding Company	231	8,623
Investors Title Company	70	10,809
James River Group Holdings, Ltd.	1,151	51,335
Kemper Corp.	8,409	697,863
Kinsale Capital Group, Inc.	863	72,311
Lincoln National Corp.	8,230	489,274
Loews Corp.	11,045	567,271
Marsh & McLennan Companies, Inc.	20,323	1,942,879
MBIA, Inc. (A)	3,934	34,895
Mercury General Corp.	2,708	156,116
MetLife, Inc.	38,539	1,780,887
National General Holdings Corp.	2,877	65,365
National Western Life Group, Inc., Class A	102	27,197
NI Holdings, Inc. (A)	537	9,097
Old Republic International Corp.	28,423	626,727
Primerica, Inc.	6,154	706,848
Principal Financial Group, Inc.	10,439	538,339
ProAssurance Corp.	2,371	88,960
Protective Insurance Corp., Class B	485	8,318

John Hancock Funds II

Portfolio of Investments — May 31, 2019 (unaudited) (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Prudential Financial, Inc.	16,468	$1,521,314
Reinsurance Group of America, Inc.	6,273	928,780
RenaissanceRe Holdings, Ltd.	4,215	735,265
RLI Corp.	1,737	149,174
Safety Insurance Group, Inc.	646	58,870
Selective Insurance Group, Inc.	2,559	183,352
State Auto Financial Corp.	759	25,950
Stewart Information Services Corp.	1,034	42,528
The Allstate Corp.	13,362	1,276,205
The Hanover Insurance Group, Inc.	4,052	494,992
The Hartford Financial Services Group, Inc.	14,472	762,096
The Progressive Corp.	23,498	1,862,921
The Travelers Companies, Inc.	10,600	1,543,042
Third Point Reinsurance, Ltd. (A)	3,361	34,148
Tiptree, Inc.	1,444	8,736
Torchmark Corp.	4,041	345,546
Trupanion, Inc. (A)(B)	1,160	34,023
United Fire Group, Inc.	939	44,077
United Insurance Holdings Corp.	998	13,453
Universal Insurance Holdings, Inc.	1,409	40,917
Unum Group	8,804	277,238
W.R. Berkley Corp.	14,439	898,106
Willis Towers Watson PLC	5,197	912,074

		34,410,716
Mortgage real estate investment trusts – 0.1%
AG Mortgage Investment Trust, Inc.	1,276	19,676
Anworth Mortgage Asset Corp.	4,758	18,033
Apollo Commercial Real Estate Finance, Inc.	5,963	109,600
Arbor Realty Trust, Inc.	3,142	38,678
Ares Commercial Real Estate Corp.	1,167	17,132
Arlington Asset Investment Corp., Class A	1,382	9,246
ARMOUR Residential REIT, Inc.	2,182	37,967
Blackstone Mortgage Trust, Inc., Class A	4,910	173,127
Capstead Mortgage Corp.	3,731	29,512
Cherry Hill Mortgage Investment Corp.	732	11,932
Colony Credit Real Estate, Inc.	3,768	57,311
Dynex Capital, Inc.	3,104	17,072
Exantas Capital Corp.	1,368	14,911
Granite Point Mortgage Trust, Inc.	2,160	40,154
Great Ajax Corp.	868	11,024
Invesco Mortgage Capital, Inc.	5,591	86,045
KKR Real Estate Finance Trust, Inc.	861	17,031
Ladder Capital Corp.	4,003	63,648
New York Mortgage Trust, Inc.	7,451	45,004
Orchid Island Capital, Inc.	2,274	13,826
PennyMac Mortgage Investment Trust	2,525	52,520
Ready Capital Corp.	1,312	19,116
Redwood Trust, Inc.	4,088	65,122
TPG RE Finance Trust, Inc.	1,426	27,336
Western Asset Mortgage Capital Corp.	2,019	19,564

		1,014,587
Thrifts and mortgage finance – 0.2%
Axos Financial, Inc. (A)	2,560	69,914
Bridgewater Bancshares, Inc. (A)	1,256	13,791
Capitol Federal Financial, Inc.	5,440	72,243
Columbia Financial, Inc. (A)	2,238	34,174
Dime Community Bancshares, Inc.	1,421	25,265
Entegra Financial Corp. (A)	360	10,674
ESSA Bancorp, Inc.	544	8,242
Essent Group, Ltd. (A)	4,214	197,847
Federal Agricultural Mortgage Corp., Class C	399	27,304

U.S. Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Thrifts and mortgage finance (continued)
First Defiance Financial Corp.	833	$22,574
Flagstar Bancorp, Inc.	1,242	39,098
FS Bancorp, Inc.	218	10,279
Hingham Institution for Savings	64	11,556
Home Bancorp, Inc.	376	13,404
HomeStreet, Inc. (A)	1,121	31,892
Kearny Financial Corp.	3,895	52,232
LendingTree, Inc. (A)	1,096	411,811
Luther Burbank Corp.	956	9,512
Merchants Bancorp	711	12,940
Meridian Bancorp, Inc.	2,182	37,683
Meta Financial Group, Inc.	1,264	33,079
MGIC Investment Corp. (A)	15,615	211,583
Mr. Cooper Group, Inc. (A)	3,291	24,913
New York Community Bancorp, Inc.	46,671	463,443
NMI Holdings, Inc., Class A (A)	2,792	76,110
Northfield Bancorp, Inc.	1,938	29,089
Northwest Bancshares, Inc.	4,097	68,707
OceanFirst Financial Corp.	2,115	50,379
Ocwen Financial Corp. (A)	5,565	8,626
OP Bancorp	828	7,924
Oritani Financial Corp.	1,730	27,680
PCSB Financial Corp.	670	13,159
PDL Community Bancorp (A)	535	7,533
PennyMac Financial Services, Inc.	880	18,665
Provident Financial Services, Inc.	2,646	63,081
Radian Group, Inc.	9,514	213,589
Riverview Bancorp, Inc.	1,093	8,471
Southern Missouri Bancorp, Inc.	350	11,401
Sterling Bancorp, Inc.	1,041	9,254
Territorial Bancorp, Inc.	377	10,141
Timberland Bancorp, Inc.	350	8,533
TrustCo Bank Corp.	4,350	32,103
United Community Financial Corp.	1,928	17,660
United Financial Bancorp, Inc.	2,348	30,618
Walker & Dunlop, Inc.	1,228	61,732
Washington Federal, Inc.	11,653	367,885
Waterstone Financial, Inc.	1,061	17,517
Western New England Bancorp, Inc.	1,192	10,919
WSFS Financial Corp.	2,248	89,223

		3,105,452

		213,621,328
Health care – 13.3%
Biotechnology – 2.3%
AbbVie, Inc.	80,942	6,209,061
Abeona Therapeutics, Inc. (A)	1,547	8,416
ACADIA Pharmaceuticals, Inc. (A)	5,041	120,934
Acceleron Pharma, Inc. (A)	1,947	77,666
Achillion Pharmaceuticals, Inc. (A)	6,199	17,233
Acorda Therapeutics, Inc. (A)	2,010	18,673
Adamas Pharmaceuticals, Inc. (A)(B)	1,182	5,555
Aduro Biotech, Inc. (A)	3,147	10,228
Adverum Biotechnologies, Inc. (A)	2,516	25,286
Aeglea BioTherapeutics, Inc. (A)	1,013	6,321
Agenus, Inc. (A)	4,434	11,307
Aimmune Therapeutics, Inc. (A)	1,988	38,905
Akcea Therapeutics, Inc. (A)(B)	618	13,003
Akebia Therapeutics, Inc. (A)	3,910	17,400
Albireo Pharma, Inc. (A)	432	14,213
Alder Biopharmaceuticals, Inc. (A)	2,636	28,522
Aldeyra Therapeutics, Inc. (A)	1,104	7,695
Alector, Inc. (A)	273	4,616
Alexion Pharmaceuticals, Inc. (A)	12,274	1,395,308
Allakos, Inc. (A)	643	25,206
Allogene Therapeutics, Inc. (A)(B)	991	25,994

John Hancock Funds II

Portfolio of Investments — May 31, 2019 (unaudited) (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
AMAG Pharmaceuticals, Inc. (A)	1,578	$15,038
Amgen, Inc.	34,150	5,692,805
Amicus Therapeutics, Inc. (A)	8,433	95,040
AnaptysBio, Inc. (A)	944	68,733
Anika Therapeutics, Inc. (A)	634	24,092
Apellis Pharmaceuticals, Inc. (A)	1,630	32,747
Arbutus Biopharma Corp. (A)	2,049	3,729
Arcus Biosciences, Inc. (A)	1,503	12,745
Ardelyx, Inc. (A)	2,357	6,435
Arena Pharmaceuticals, Inc. (A)	2,207	116,993
ArQule, Inc. (A)	4,858	34,929
Array BioPharma, Inc. (A)	9,377	247,740
Arrowhead Pharmaceuticals, Inc. (A)(B)	4,157	98,562
Assembly Biosciences, Inc. (A)	980	13,759
Atara Biotherapeutics, Inc. (A)	1,884	41,844
Athenex, Inc. (A)	2,026	29,276
Athersys, Inc. (A)	5,808	9,641
Audentes Therapeutics, Inc. (A)	1,664	58,440
Avid Bioservices, Inc. (A)	2,555	9,939
Avrobio, Inc. (A)	606	8,581
Bellicum Pharmaceuticals, Inc. (A)	2,110	4,347
BioCryst Pharmaceuticals, Inc. (A)	4,921	17,224
Biogen, Inc. (A)	10,796	2,367,455
Biohaven Pharmaceutical Holding Company, Ltd. (A)	1,388	78,366
BioSpecifics Technologies Corp. (A)	264	15,616
BioTime, Inc. (A)	5,934	5,875
Blueprint Medicines Corp. (A)	2,009	152,684
Calithera Biosciences, Inc. (A)	1,639	8,621
Cara Therapeutics, Inc. (A)	1,469	30,203
CareDx, Inc. (A)	1,556	49,201
CASI Pharmaceuticals, Inc. (A)(B)	2,492	7,900
Catalyst Biosciences, Inc. (A)	687	5,400
Catalyst Pharmaceuticals, Inc. (A)	4,451	15,579
Celgene Corp. (A)	38,544	3,615,042
Cellular Biomedicine Group, Inc. (A)	555	8,858
ChemoCentryx, Inc. (A)	1,024	11,551
Chimerix, Inc. (A)	2,302	7,827
Clovis Oncology, Inc. (A)	2,142	31,659
Coherus Biosciences, Inc. (A)	2,337	44,169
Concert Pharmaceuticals, Inc. (A)	1,036	10,557
Constellation Pharmaceuticals, Inc. (A)	802	6,913
Corbus Pharmaceuticals Holdings, Inc. (A)(B)	2,514	17,623
Crinetics Pharmaceuticals, Inc. (A)	415	10,906
Cue Biopharma, Inc. (A)	897	7,409
Cyclerion Therapeutics, Inc. (A)	657	9,165
Cytokinetics, Inc. (A)	2,125	22,036
CytomX Therapeutics, Inc. (A)	2,054	19,842
Deciphera Pharmaceuticals, Inc. (A)	434	9,904
Denali Therapeutics, Inc. (A)	2,031	38,731
Dicerna Pharmaceuticals, Inc. (A)	2,426	30,034
Dynavax Technologies Corp. (A)	2,880	13,882
Eagle Pharmaceuticals, Inc. (A)	476	24,186
Editas Medicine, Inc. (A)	2,079	42,723
Eidos Therapeutics, Inc. (A)(B)	736	22,971
Emergent BioSolutions, Inc. (A)	2,017	80,519
Enanta Pharmaceuticals, Inc. (A)	747	67,581
Epizyme, Inc. (A)	2,690	36,961
Esperion Therapeutics, Inc. (A)	1,026	48,838
Evelo Biosciences, Inc. (A)	720	5,386
Exelixis, Inc. (A)	29,973	587,171
Fate Therapeutics, Inc. (A)	2,709	52,230
FibroGen, Inc. (A)	3,384	122,636
Five Prime Therapeutics, Inc. (A)	1,577	13,247

U.S. Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Flexion Therapeutics, Inc. (A)	1,550	$17,097
Forty Seven, Inc. (A)	696	7,872
G1 Therapeutics, Inc. (A)	1,057	22,155
Genomic Health, Inc. (A)	931	48,645
Geron Corp. (A)	8,299	12,034
Gilead Sciences, Inc.	69,997	4,357,313
Global Blood Therapeutics, Inc. (A)	2,380	144,656
GlycoMimetics, Inc. (A)	1,575	18,648
Gossamer Bio, Inc. (A)	520	9,521
Halozyme Therapeutics, Inc. (A)	5,587	82,408
Heron Therapeutics, Inc. (A)(B)	3,093	52,674
Homology Medicines, Inc. (A)	787	15,929
ImmunoGen, Inc. (A)	6,904	12,427
Immunomedics, Inc. (A)(B)	6,675	87,242
Incyte Corp. (A)	9,680	761,138
Inovio Pharmaceuticals, Inc. (A)(B)	4,175	9,978
Insmed, Inc. (A)	3,415	82,677
Intellia Therapeutics, Inc. (A)	1,520	21,098
Intercept Pharmaceuticals, Inc. (A)	976	80,832
Intrexon Corp. (A)(B)	3,491	16,896
Invitae Corp. (A)	3,151	54,985
Iovance Biotherapeutics, Inc. (A)	4,738	77,466
Ironwood Pharmaceuticals, Inc. (A)	6,326	69,143
Kadmon Holdings, Inc. (A)	4,811	10,680
Karyopharm Therapeutics, Inc. (A)	2,390	13,480
Kezar Life Sciences, Inc. (A)	602	5,701
Kindred Biosciences, Inc. (A)	1,677	13,315
Kiniksa Pharmaceuticals, Ltd., Class A (A)	592	9,028
Kura Oncology, Inc. (A)	1,307	20,899
La Jolla Pharmaceutical Company (A)	1,092	5,886
Lexicon Pharmaceuticals, Inc. (A)(B)	2,043	10,991
Ligand Pharmaceuticals, Inc. (A)	2,970	318,919
LogicBio Therapeutics, Inc. (A)	387	5,871
MacroGenics, Inc. (A)	1,774	32,535
Madrigal Pharmaceuticals, Inc. (A)	310	28,644
Magenta Therapeutics, Inc. (A)	695	10,189
MannKind Corp. (A)(B)	7,830	9,083
MediciNova, Inc. (A)(B)	1,863	18,481
MeiraGTx Holdings PLC (A)	574	12,634
Minerva Neurosciences, Inc. (A)	1,512	7,878
Mirati Therapeutics, Inc. (A)(B)	953	64,604
Momenta Pharmaceuticals, Inc. (A)	4,392	51,079
Myriad Genetics, Inc. (A)	3,052	75,598
Natera, Inc. (A)	1,497	34,281
Novavax, Inc. (A)(B)	990	5,623
OPKO Health, Inc. (A)(B)	14,616	26,163
Organovo Holdings, Inc. (A)	7,068	3,909
Palatin Technologies, Inc. (A)	9,445	12,656
PDL BioPharma, Inc. (A)	6,319	17,820
Pfenex, Inc. (A)	1,370	8,919
Pieris Pharmaceuticals, Inc. (A)	2,602	10,772
Portola Pharmaceuticals, Inc. (A)(B)	2,909	81,132
Principia Biopharma, Inc. (A)	273	7,988
Progenics Pharmaceuticals, Inc. (A)	3,906	16,366
Prothena Corp. PLC (A)	1,885	17,568
PTC Therapeutics, Inc. (A)	2,290	91,829
Puma Biotechnology, Inc. (A)	1,309	19,360
Ra Pharmaceuticals, Inc. (A)	847	18,321
Radius Health, Inc. (A)	1,833	38,108
Recro Pharma, Inc. (A)	925	8,843
Regeneron Pharmaceuticals, Inc. (A)	4,311	1,300,715
REGENXBIO, Inc. (A)	1,429	61,476
Repligen Corp. (A)	1,737	120,669
Replimune Group, Inc. (A)	560	7,571

John Hancock Funds II

Portfolio of Investments — May 31, 2019 (unaudited) (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Retrophin, Inc. (A)	1,873	$34,707
Rhythm Pharmaceuticals, Inc. (A)	717	18,061
Rigel Pharmaceuticals, Inc. (A)	7,902	16,831
Rocket Pharmaceuticals, Inc. (A)	1,074	17,538
Rubius Therapeutics, Inc. (A)	1,544	22,326
Sangamo Therapeutics, Inc. (A)	4,543	39,751
Savara, Inc. (A)	1,374	14,894
Scholar Rock Holding Corp. (A)	697	12,783
Sorrento Therapeutics, Inc. (A)(B)	5,188	14,578
Spark Therapeutics, Inc. (A)	1,396	152,164
Spectrum Pharmaceuticals, Inc. (A)	4,568	33,620
Spring Bank Pharmaceuticals, Inc. (A)	824	4,623
Stemline Therapeutics, Inc. (A)	1,740	22,846
Syndax Pharmaceuticals, Inc. (A)	776	5,665
Synlogic, Inc. (A)	825	6,146
Synthorx, Inc. (A)	379	5,439
Syros Pharmaceuticals, Inc. (A)	1,299	7,664
TG Therapeutics, Inc. (A)(B)	2,894	18,145
Tocagen, Inc. (A)	1,020	5,192
Translate Bio, Inc. (A)	1,385	14,515
Twist Bioscience Corp. (A)	256	6,607
Tyme Technologies, Inc. (A)	5,377	6,291
Ultragenyx Pharmaceutical, Inc. (A)	2,340	128,536
United Therapeutics Corp. (A)	4,366	366,613
UNITY Biotechnology, Inc. (A)	1,220	9,955
Vanda Pharmaceuticals, Inc. (A)	2,287	33,573
Veracyte, Inc. (A)	1,254	28,416
Verastem, Inc. (A)(B)	3,639	4,803
Vericel Corp. (A)	1,947	30,471
Vertex Pharmaceuticals, Inc. (A)	14,031	2,331,672
Viking Therapeutics, Inc. (A)(B)	2,740	21,071
Voyager Therapeutics, Inc. (A)	982	21,417
Xencor, Inc. (A)	2,088	64,394
Y-mAbs Therapeutics, Inc. (A)	348	7,089
ZIOPHARM Oncology, Inc. (A)(B)	5,920	25,338

		34,733,790
Health care equipment and supplies – 3.3%
Abbott Laboratories	89,763	6,833,657
ABIOMED, Inc. (A)	2,283	597,963
Accuray, Inc. (A)	4,090	15,174
Align Technology, Inc. (A)	3,722	1,058,351
AngioDynamics, Inc. (A)	1,640	30,816
Antares Pharma, Inc. (A)	6,591	18,389
AtriCure, Inc. (A)	1,646	48,228
Atrion Corp.	63	55,642
Avanos Medical, Inc. (A)	6,826	257,204
Axogen, Inc. (A)	1,530	32,023
Axonics Modulation Technologies, Inc. (A)	324	10,647
Baxter International, Inc.	24,374	1,790,027
Becton, Dickinson and Company	13,754	3,210,734
Boston Scientific Corp. (A)	70,853	2,721,464
Cantel Medical Corp.	3,625	249,183
Cardiovascular Systems, Inc. (A)	1,508	58,737
Cerus Corp. (A)	6,082	28,525
CONMED Corp.	1,117	89,896
CryoLife, Inc. (A)	1,577	45,339
CryoPort, Inc. (A)	1,253	20,950
Cutera, Inc. (A)	673	11,340
CytoSorbents Corp. (A)	1,469	9,269
Danaher Corp.	32,114	4,239,369
DENTSPLY SIRONA, Inc.	11,277	607,492
Edwards Lifesciences Corp. (A)	10,622	1,813,175
FONAR Corp. (A)	333	6,394
GenMark Diagnostics, Inc. (A)	2,406	16,096

U.S. Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
Glaukos Corp. (A)	1,510	$97,365
Globus Medical, Inc., Class A (A)	10,899	428,331
Haemonetics Corp. (A)	7,366	714,428
Heska Corp. (A)	307	21,521
Hill-Rom Holdings, Inc.	6,658	640,167
Hologic, Inc. (A)	13,572	597,304
ICU Medical, Inc. (A)	1,658	352,822
IDEXX Laboratories, Inc. (A)	4,397	1,098,239
Inogen, Inc. (A)	2,584	166,590
Integer Holdings Corp. (A)	1,379	96,668
Integra LifeSciences Holdings Corp. (A)	7,065	329,229
IntriCon Corp. (A)	376	9,810
Intuitive Surgical, Inc. (A)	5,853	2,720,767
Invacare Corp.	1,612	9,559
iRhythm Technologies, Inc. (A)	1,073	73,458
Lantheus Holdings, Inc. (A)	1,651	39,607
LeMaitre Vascular, Inc.	729	18,815
LivaNova PLC (A)	7,025	505,098
Masimo Corp. (A)	4,885	638,665
Medtronic PLC	68,552	6,346,544
Meridian Bioscience, Inc.	1,907	21,549
Merit Medical Systems, Inc. (A)	2,366	122,157
Mesa Laboratories, Inc.	149	37,202
Natus Medical, Inc. (A)	1,467	36,528
Neogen Corp. (A)	2,242	126,337
Neuronetics, Inc. (A)	629	7,246
Nevro Corp. (A)	1,296	76,607
Novocure, Ltd. (A)	3,265	173,437
NuVasive, Inc. (A)	7,440	431,222
OraSure Technologies, Inc. (A)	2,729	22,651
Orthofix Medical, Inc. (A)	780	38,477
OrthoPediatrics Corp. (A)	358	13,908
Oxford Immunotec Global PLC (A)	1,194	17,456
Pulse Biosciences, Inc. (A)	532	6,347
Quidel Corp. (A)	1,522	84,167
ResMed, Inc.	7,300	833,076
Rockwell Medical, Inc. (A)(B)	2,218	10,203
RTI Surgical Holdings, Inc. (A)	2,602	11,006
SeaSpine Holdings Corp. (A)	724	9,868
Senseonics Holdings, Inc. (A)(B)	4,278	8,470
SI-BONE, Inc. (A)	442	7,421
Sientra, Inc. (A)	1,196	6,961
STAAR Surgical Company (A)	1,967	45,575
STERIS PLC	8,447	1,129,195
Stryker Corp.	15,814	2,897,757
Surmodics, Inc. (A)	597	24,214
Tactile Systems Technology, Inc. (A)	780	37,463
Tandem Diabetes Care, Inc. (A)	2,260	154,946
Teleflex, Inc.	2,338	674,045
The Cooper Companies, Inc.	2,510	747,453
TransEnterix, Inc. (A)(B)	7,996	10,715
Utah Medical Products, Inc.	170	13,558
Varex Imaging Corp. (A)	1,709	45,596
Varian Medical Systems, Inc. (A)	4,600	580,796
ViewRay, Inc. (A)	2,873	24,133
West Pharmaceutical Services, Inc.	7,409	849,071
Wright Medical Group NV (A)	5,517	169,482
Zimmer Biomet Holdings, Inc.	10,456	1,191,252

		49,478,618
Health care providers and services – 2.5%
Acadia Healthcare Company, Inc. (A)(B)	8,834	284,631
Addus HomeCare Corp. (A)	434	29,677
Amedisys, Inc. (A)	4,094	459,797
AmerisourceBergen Corp.	7,904	615,405
AMN Healthcare Services, Inc. (A)	2,051	99,350

John Hancock Funds II

Portfolio of Investments — May 31, 2019 (unaudited) (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
Anthem, Inc.	13,136	$3,651,545
BioScrip, Inc. (A)	5,993	12,406
BioTelemetry, Inc. (A)	1,466	70,163
Brookdale Senior Living, Inc. (A)	8,445	52,190
Capital Senior Living Corp. (A)	1,547	6,482
Cardinal Health, Inc.	15,130	636,519
Centene Corp. (A)	21,117	1,219,507
Chemed Corp.	1,595	523,064
Cigna Corp.	19,422	2,874,844
Community Health Systems, Inc. (A)	4,025	10,707
CorVel Corp. (A)	400	29,592
Covetrus, Inc. (A)	9,550	235,503
Cross Country Healthcare, Inc. (A)	1,731	12,307
CVS Health Corp.	66,274	3,470,769
DaVita, Inc. (A)	6,450	280,059
Diplomat Pharmacy, Inc. (A)	2,688	12,419
Encompass Health Corp.	9,861	581,010
Enzo Biochem, Inc. (A)	2,193	7,061
Guardant Health, Inc. (A)	645	49,588
HCA Healthcare, Inc.	13,649	1,650,983
HealthEquity, Inc. (A)	7,826	511,507
Henry Schein, Inc. (A)	7,788	502,014
Humana, Inc.	6,929	1,696,635
Laboratory Corp. of America Holdings (A)	5,024	816,953
LHC Group, Inc. (A)	1,309	148,284
Magellan Health, Inc. (A)	1,081	71,378
McKesson Corp.	9,805	1,197,583
MEDNAX, Inc. (A)	8,780	216,515
Molina Healthcare, Inc. (A)	6,238	887,418
National HealthCare Corp.	543	42,175
National Research Corp.	498	25,393
Owens & Minor, Inc.	2,925	7,868
Patterson Companies, Inc.	11,898	250,096
PetIQ, Inc. (A)	708	18,571
Quest Diagnostics, Inc.	6,822	654,298
R1 RCM, Inc. (A)	4,570	53,652
RadNet, Inc. (A)	1,826	22,058
Select Medical Holdings Corp. (A)	4,852	68,171
Surgery Partners, Inc. (A)	943	8,082
Tenet Healthcare Corp. (A)	12,028	240,079
The Ensign Group, Inc.	2,213	117,864
The Providence Service Corp. (A)	507	32,793
Tivity Health, Inc. (A)	2,133	39,034
Triple-S Management Corp., Class B (A)	980	24,010
UnitedHealth Group, Inc.	49,030	11,855,454
Universal Health Services, Inc., Class B	4,305	514,663
US Physical Therapy, Inc.	556	62,111
WellCare Health Plans, Inc. (A)	2,541	701,799

		37,662,036
Health care technology – 0.2%
Allscripts Healthcare Solutions, Inc. (A)	24,872	242,005
Castlight Health, Inc., B Shares (A)	3,674	12,014
Cerner Corp. (A)	16,567	1,159,193
Computer Programs & Systems, Inc.	531	13,705
Evolent Health, Inc., Class A (A)	3,041	32,356
HealthStream, Inc. (A)	1,165	29,125
HMS Holdings Corp. (A)	3,683	112,074
Inovalon Holdings, Inc., Class A (A)	3,073	42,377
Inspire Medical Systems, Inc. (A)	655	36,988
Medidata Solutions, Inc. (A)	8,779	800,206
NextGen Healthcare, Inc. (A)	2,408	46,354
Omnicell, Inc. (A)	1,717	136,416
Simulations Plus, Inc.	544	13,638
Tabula Rasa HealthCare, Inc. (A)	786	35,504

U.S. Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care technology (continued)
Teladoc Health, Inc. (A)(B)	2,977	$173,023
Vocera Communications, Inc. (A)	1,339	43,330

		2,928,308
Life sciences tools and services – 1.0%
Accelerate Diagnostics, Inc. (A)(B)	1,194	22,579
Agilent Technologies, Inc.	15,721	1,054,093
Bio-Rad Laboratories, Inc., Class A (A)	2,011	577,016
Bio-Techne Corp.	3,772	747,045
Cambrex Corp. (A)	1,496	59,541
Charles River Laboratories International, Inc. (A)	4,816	604,167
ChromaDex Corp. (A)	1,920	7,642
Codexis, Inc. (A)	2,282	41,304
Fluidigm Corp. (A)	1,483	19,412
Illumina, Inc. (A)	7,269	2,230,929
IQVIA Holdings, Inc. (A)	7,826	1,063,162
Luminex Corp.	1,851	39,056
Medpace Holdings, Inc. (A)	967	52,199
Mettler-Toledo International, Inc. (A)	1,227	887,231
NanoString Technologies, Inc. (A)	1,163	33,076
NeoGenomics, Inc. (A)	3,649	79,220
Pacific Biosciences of California, Inc. (A)	6,154	41,232
PerkinElmer, Inc.	5,488	473,834
PRA Health Sciences, Inc. (A)	5,890	510,840
Quanterix Corp. (A)	421	10,782
Syneos Health, Inc. (A)	8,839	364,432
Thermo Fisher Scientific, Inc.	19,901	5,313,169
Waters Corp. (A)	3,539	710,313

		14,942,274
Pharmaceuticals – 4.0%
Aclaris Therapeutics, Inc. (A)	1,807	8,457
Aerie Pharmaceuticals, Inc. (A)	1,590	57,908
Akorn, Inc. (A)	4,417	18,198
Allergan PLC	17,256	2,103,679
Amneal Pharmaceuticals, Inc. (A)	3,911	29,489
Amphastar Pharmaceuticals, Inc. (A)	1,576	30,338
ANI Pharmaceuticals, Inc. (A)	361	25,147
Aratana Therapeutics, Inc. (A)	2,176	10,075
Arvinas, Inc. (A)	383	8,012
Assertio Therapeutics, Inc. (A)	2,782	8,151
Bristol-Myers Squibb Company	90,104	4,088,018
Catalent, Inc. (A)	14,544	661,752
Collegium Pharmaceutical, Inc. (A)	1,341	15,435
Corcept Therapeutics, Inc. (A)(B)	4,372	42,758
Corium International, Inc. (A)(C)	1,251	225
Cymabay Therapeutics, Inc. (A)	2,669	32,242
Dermira, Inc. (A)	1,607	15,009
Dova Pharmaceuticals, Inc. (A)	607	5,354
Durect Corp. (A)	8,416	4,597
Eli Lilly & Company	47,664	5,526,164
Eloxx Pharmaceuticals, Inc. (A)	977	8,783
Endo International PLC (A)	9,993	49,465
Evolus, Inc. (A)	407	5,535
Horizon Therapeutics PLC (A)	8,002	190,688
Innoviva, Inc. (A)	3,075	42,035
Intersect ENT, Inc. (A)	1,350	31,833
Intra-Cellular Therapies, Inc. (A)	2,044	26,552
Johnson & Johnson	146,970	19,275,116
Kala Pharmaceuticals, Inc. (A)	933	5,159
Lannett Company, Inc. (A)(B)	1,374	7,227
Mallinckrodt PLC (A)	11,992	104,210
Marinus Pharmaceuticals, Inc. (A)	2,310	9,956
Merck & Company, Inc.	142,450	11,283,465
Mylan NV (A)	28,681	481,841

John Hancock Funds II

Portfolio of Investments — May 31, 2019 (unaudited) (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
MyoKardia, Inc. (A)	1,515	$70,569
Nektar Therapeutics (A)	9,556	299,294
Ocular Therapeutix, Inc. (A)(B)	1,781	5,165
Odonate Therapeutics, Inc. (A)	339	7,285
Omeros Corp. (A)(B)	2,091	37,178
Optinose, Inc. (A)	946	7,180
Pacira BioSciences, Inc. (A)	1,782	77,535
Paratek Pharmaceuticals, Inc. (A)(B)	1,668	6,055
Perrigo Company PLC	6,816	286,408
Pfizer, Inc.	306,387	12,721,188
Phibro Animal Health Corp., Class A	918	27,154
Prestige Consumer Healthcare, Inc. (A)	7,478	217,086
Reata Pharmaceuticals, Inc., Class A (A)	841	71,712
Revance Therapeutics, Inc. (A)	1,774	19,106
SIGA Technologies, Inc. (A)	2,421	12,928
Supernus Pharmaceuticals, Inc. (A)	2,183	65,555
The Medicines Company (A)(B)	3,068	109,374
TherapeuticsMD, Inc. (A)(B)	8,358	25,575
Theravance Biopharma, Inc. (A)	1,964	32,642
Tricida, Inc. (A)	807	29,649
Verrica Pharmaceuticals, Inc. (A)	611	4,356
WaVe Life Sciences, Ltd. (A)	920	21,096
Xeris Pharmaceuticals, Inc. (A)	988	10,838
Zoetis, Inc.	26,425	2,670,246
Zogenix, Inc. (A)(B)	1,872	70,556

		61,118,603

		200,863,629
Industrials – 8.4%
Aerospace and defense – 2.3%
AAR Corp.	1,464	44,052
Aerojet Rocketdyne Holdings, Inc. (A)	3,206	123,687
Aerovironment, Inc. (A)	944	61,124
Arconic, Inc.	21,146	463,097
Astronics Corp. (A)	959	39,003
Axon Enterprise, Inc. (A)	2,549	170,222
Cubic Corp.	1,392	78,537
Curtiss-Wright Corp.	4,273	476,397
Ducommun, Inc. (A)	476	21,482
General Dynamics Corp.	14,320	2,302,942
Harris Corp.	6,202	1,160,952
Huntington Ingalls Industries, Inc.	2,182	447,572
Kratos Defense & Security Solutions, Inc. (A)	3,918	86,392
L3 Technologies, Inc.	4,163	1,007,696
Lockheed Martin Corp.	12,974	4,392,218
Maxar Technologies, Inc. (B)	2,560	17,357
Mercury Systems, Inc. (A)	2,080	143,021
Moog, Inc., Class A	1,419	116,954
National Presto Industries, Inc.	217	21,242
Northrop Grumman Corp.	8,967	2,719,243
Raytheon Company	14,911	2,601,970
Teledyne Technologies, Inc. (A)	3,616	852,653
Textron, Inc.	12,425	562,853
The Boeing Company	27,725	9,471,137
The KeyW Holding Corp. (A)	2,212	24,885
TransDigm Group, Inc. (A)	2,559	1,128,391
Triumph Group, Inc.	2,172	42,115
United Technologies Corp.	42,775	5,402,483
Vectrus, Inc. (A)	510	17,998
Wesco Aircraft Holdings, Inc. (A)	2,415	23,715

		34,021,390
Air freight and logistics – 0.3%
Air Transport Services Group, Inc. (A)	2,601	57,066
Atlas Air Worldwide Holdings, Inc. (A)	1,044	36,947

U.S. Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Air freight and logistics (continued)
C.H. Robinson Worldwide, Inc.	3,729	$296,940
Echo Global Logistics, Inc. (A)	1,267	24,922
Expeditors International of Washington, Inc.	4,679	325,612
FedEx Corp.	6,619	1,021,179
Forward Air Corp.	1,289	71,965
Hub Group, Inc., Class A (A)	1,464	57,037
Radiant Logistics, Inc. (A)	1,784	11,346
United Parcel Service, Inc., Class B	19,104	1,775,144
XPO Logistics, Inc. (A)	9,211	479,801

		4,157,959
Airlines – 0.2%
Alaska Air Group, Inc.	3,353	195,145
Allegiant Travel Company	574	80,423
American Airlines Group, Inc.	10,893	296,616
Delta Air Lines, Inc.	17,070	879,105
Hawaiian Holdings, Inc.	2,190	54,706
JetBlue Airways Corp. (A)	30,612	527,445
Mesa Air Group, Inc. (A)	556	5,071
SkyWest, Inc.	2,257	132,531
Southwest Airlines Company	13,561	645,504
Spirit Airlines, Inc. (A)	3,031	139,668
United Continental Holdings, Inc. (A)	6,108	474,286

		3,430,500
Building products – 0.4%
AAON, Inc.	1,829	83,018
Advanced Drainage Systems, Inc.	1,589	45,573
Allegion PLC	4,732	459,241
American Woodmark Corp. (A)	622	45,089
AO Smith Corp.	7,085	286,943
Apogee Enterprises, Inc.	1,202	43,573
Armstrong Flooring, Inc. (A)	1,092	11,510
Builders FirstSource, Inc. (A)	5,053	71,146
Caesarstone, Ltd.	1,101	15,271
Continental Building Products, Inc. (A)	1,660	37,881
Cornerstone Building Brands, Inc. (A)	1,987	8,723
CSW Industrials, Inc.	659	42,130
Fortune Brands Home & Security, Inc.	7,006	336,708
Gibraltar Industries, Inc. (A)	1,425	50,873
Griffon Corp.	1,609	23,137
Insteel Industries, Inc.	860	15,721
JELD-WEN Holding, Inc. (A)	3,054	57,690
Johnson Controls International PLC	45,192	1,740,796
Lennox International, Inc.	3,584	946,570
Masco Corp.	14,712	513,743
Masonite International Corp. (A)	1,181	56,157
Patrick Industries, Inc. (A)	1,036	42,258
PGT Innovations, Inc. (A)	2,535	37,924
Quanex Building Products Corp.	1,532	23,761
Resideo Technologies, Inc. (A)	12,280	241,670
Simpson Manufacturing Company, Inc.	1,827	111,155
Trex Company, Inc. (A)	8,497	508,291
Universal Forest Products, Inc.	2,671	86,140

		5,942,692
Commercial services and supplies – 0.8%
ABM Industries, Inc.	2,922	105,923
ACCO Brands Corp.	4,550	33,443
Advanced Disposal Services, Inc. (A)	3,207	103,073
Brady Corp., Class A	2,094	96,952
BrightView Holdings, Inc. (A)	1,342	22,425
Casella Waste Systems, Inc., Class A (A)	1,934	74,884
CECO Environmental Corp. (A)	1,470	13,010
Cimpress NV (A)	982	85,925
Cintas Corp.	7,068	1,567,894

John Hancock Funds II

Portfolio of Investments — May 31, 2019 (unaudited) (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial services and supplies (continued)
Clean Harbors, Inc. (A)	5,076	$325,473
Copart, Inc. (A)	16,763	1,198,219
Covanta Holding Corp.	5,216	87,942
Deluxe Corp.	6,415	238,638
Ennis, Inc.	1,167	21,613
Healthcare Services Group, Inc. (B)	10,661	336,994
Heritage-Crystal Clean, Inc. (A)	692	17,300
Herman Miller, Inc.	8,486	301,168
HNI Corp.	6,283	208,344
Interface, Inc.	2,678	38,751
Kimball International, Inc., Class B	1,664	25,692
Knoll, Inc.	2,166	42,540
LSC Communications, Inc.	1,695	8,221
Matthews International Corp., Class A	1,407	47,880
McGrath RentCorp	1,068	60,054
Mobile Mini, Inc.	1,992	61,095
MSA Safety, Inc.	5,008	497,695
Multi-Color Corp.	624	31,038
PICO Holdings, Inc. (A)	1,149	12,099
Pitney Bowes, Inc.	8,367	30,540
Quad/Graphics, Inc.	1,489	12,463
Republic Services, Inc.	17,992	1,521,943
Rollins, Inc.	12,280	461,360
RR Donnelley & Sons Company	3,407	7,564
SP Plus Corp. (A)	1,015	31,495
Steelcase, Inc., Class A	3,805	61,032
Stericycle, Inc. (A)	8,515	394,926
Team, Inc. (A)	1,346	19,544
Tetra Tech, Inc.	2,455	165,762
The Brink’s Company	7,182	553,014
UniFirst Corp.	674	107,018
US Ecology, Inc.	984	58,568
Viad Corp.	895	56,242
VSE Corp.	428	10,319
Waste Management, Inc.	32,551	3,559,452

		12,715,527
Construction and engineering – 0.3%
AECOM (A)	15,589	497,289
Aegion Corp. (A)	1,495	21,528
Ameresco, Inc., Class A (A)	891	12,920
Argan, Inc.	649	29,809
Comfort Systems USA, Inc.	1,628	76,809
Dycom Industries, Inc. (A)	4,494	234,452
EMCOR Group, Inc.	8,120	654,147
Fluor Corp.	8,840	245,045
Granite Construction, Inc.	6,621	266,098
Great Lakes Dredge & Dock Corp. (A)	2,541	27,036
HC2 Holdings, Inc. (A)	2,086	4,819
IES Holdings, Inc. (A)	394	7,060
Jacobs Engineering Group, Inc.	7,267	547,132
MasTec, Inc. (A)	8,945	415,853
MYR Group, Inc. (A)	740	23,895
Northwest Pipe Company (A)	442	10,272
NV5 Global, Inc. (A)	423	32,888
Primoris Services Corp.	1,881	34,309
Quanta Services, Inc.	8,637	300,222
Sterling Construction Company, Inc. (A)	1,263	15,080
Tutor Perini Corp. (A)	1,643	23,889
Valmont Industries, Inc.	2,191	247,824
WillScot Corp. (A)	1,761	23,914

		3,752,290
Electrical equipment – 0.6%
Acuity Brands, Inc.	3,984	492,701
Allied Motion Technologies, Inc.	340	11,040
AMETEK, Inc.	12,906	1,056,872

U.S. Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electrical equipment (continued)
Atkore International Group, Inc. (A)	1,735	$40,582
AZZ, Inc.	1,157	48,687
Eaton Corp. PLC	24,073	1,793,198
Emerson Electric Company	34,920	2,103,581
Encore Wire Corp.	911	45,468
Energous Corp. (A)(B)	1,192	4,911
EnerSys	6,209	349,132
Enphase Energy, Inc. (A)	3,834	58,162
Generac Holdings, Inc. (A)	2,679	147,747
Hubbell, Inc.	5,453	624,587
nVent Electric PLC	16,106	371,404
Plug Power, Inc. (A)(B)	9,651	24,707
Powell Industries, Inc.	425	14,629
Preformed Line Products Company	168	7,898
Regal Beloit Corp.	4,273	310,647
Rockwell Automation, Inc.	6,793	1,011,138
Sunrun, Inc. (A)	4,283	67,072
Thermon Group Holdings, Inc. (A)	1,477	32,464
TPI Composites, Inc. (A)	662	13,803
Vicor Corp. (A)	784	23,763
Vivint Solar, Inc. (A)	1,859	12,121

		8,666,314
Industrial conglomerates – 0.5%
3M Company	12,462	1,990,805
Carlisle Companies, Inc.	5,720	762,533
General Electric Company	188,381	1,778,317
Honeywell International, Inc.	15,784	2,593,469
Raven Industries, Inc.	1,591	52,105
Roper Technologies, Inc.	2,244	771,756

		7,948,985
Machinery – 1.4%
Actuant Corp., Class A	2,696	59,689
AGCO Corp.	6,418	427,182
Alamo Group, Inc.	431	40,915
Albany International Corp., Class A	1,270	88,989
Altra Industrial Motion Corp.	2,666	83,632
Astec Industries, Inc.	1,037	30,519
Barnes Group, Inc.	2,113	109,284
Blue Bird Corp. (A)	724	13,626
Briggs & Stratton Corp.	1,859	17,475
Caterpillar, Inc.	17,435	2,088,887
Chart Industries, Inc. (A)	1,361	104,293
CIRCOR International, Inc. (A)	741	31,315
Colfax Corp. (A)	9,492	238,249
Columbus McKinnon Corp.	1,014	36,768
Commercial Vehicle Group, Inc. (A)	1,432	8,893
Crane Company	5,074	387,958
Cummins, Inc.	4,386	661,233
Deere & Company	9,649	1,352,500
Donaldson Company, Inc.	12,772	606,031
Douglas Dynamics, Inc.	999	37,063
Dover Corp.	4,349	388,844
Energy Recovery, Inc. (A)	1,646	15,555
EnPro Industries, Inc.	908	50,385
ESCO Technologies, Inc.	1,125	78,626
Evoqua Water Technologies Corp. (A)	3,441	40,501
Federal Signal Corp.	2,637	62,998
Flowserve Corp.	4,095	190,213
Fortive Corp.	8,922	679,410
Franklin Electric Company, Inc.	2,062	90,377
Global Brass & Copper Holdings, Inc.	964	42,059
Graco, Inc.	16,508	779,508
Graham Corp.	485	9,899
Harsco Corp. (A)	3,589	89,725
Hillenbrand, Inc.	2,780	103,499

John Hancock Funds II

Portfolio of Investments — May 31, 2019 (unaudited) (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Hurco Companies, Inc.	313	$10,974
Hyster-Yale Materials Handling, Inc.	476	20,934
IDEX Corp.	7,569	1,155,862
Illinois Tool Works, Inc.	9,146	1,277,147
Ingersoll-Rand PLC	7,338	868,379
ITT, Inc.	8,728	502,907
John Bean Technologies Corp.	1,388	142,339
Kadant, Inc.	478	38,804
Kennametal, Inc.	11,803	362,942
LB Foster Company, Class A (A)	513	12,399
Lincoln Electric Holdings, Inc.	6,315	479,561
Lindsay Corp.	479	38,023
Lydall, Inc. (A)	782	14,139
Manitex International, Inc. (A)	826	4,931
Meritor, Inc. (A)	3,517	70,903
Milacron Holdings Corp. (A)	3,094	35,519
Miller Industries, Inc.	498	13,222
Mueller Industries, Inc.	2,531	68,210
Mueller Water Products, Inc., Class A	6,862	63,405
Navistar International Corp. (A)	2,184	67,944
NN, Inc.	1,938	15,020
Nordson Corp.	5,152	647,194
Omega Flex, Inc.	136	11,617
Oshkosh Corp.	6,995	497,974
PACCAR, Inc.	10,521	692,492
Parker-Hannifin Corp.	3,919	596,942
Park-Ohio Holdings Corp.	426	13,300
Pentair PLC	4,657	162,157
Proto Labs, Inc. (A)	1,203	120,721
RBC Bearings, Inc. (A)	1,057	150,411
REV Group, Inc.	1,385	15,346
Rexnord Corp. (A)	4,610	121,289
Snap-on, Inc.	1,663	259,295
Spartan Motors, Inc.	1,645	14,196
SPX Corp. (A)	1,878	55,852
SPX FLOW, Inc. (A)	1,877	67,009
Standex International Corp.	562	36,552
Stanley Black & Decker, Inc.	4,540	577,579
Sun Hydraulics Corp.	1,295	54,066
Tennant Company	798	45,973
Terex Corp.	6,187	165,626
The Gorman-Rupp Company	789	23,410
The Greenbrier Companies, Inc.	1,418	38,584
The Manitowoc Company, Inc. (A)	1,595	21,772
The Timken Company	6,810	299,708
The Toro Company	10,599	690,631
Titan International, Inc.	2,398	10,120
TriMas Corp. (A)	2,033	58,245
Trinity Industries, Inc.	13,317	256,752
Twin Disc, Inc. (A)	531	7,657
Wabash National Corp.	2,428	32,802
Wabtec Corp.	4,893	305,225
Watts Water Technologies, Inc., Class A	1,221	99,377
Woodward, Inc.	7,950	865,914
Xylem, Inc.	5,396	400,491

		21,725,943
Marine – 0.0%
Costamare, Inc.	2,231	11,423
Eagle Bulk Shipping, Inc. (A)	2,225	10,369
Kirby Corp. (A)	5,382	416,459
Matson, Inc.	1,894	64,813
Scorpio Bulkers, Inc.	2,586	10,939

		514,003
Professional services – 0.6%
Acacia Research Corp. (A)	2,773	8,652

U.S. Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Professional services (continued)
ASGN, Inc. (A)	7,514	$381,185
Barrett Business Services, Inc.	322	23,190
BG Staffing, Inc.	417	7,097
CBIZ, Inc. (A)	2,275	45,045
CRA International, Inc.	363	13,591
Equifax, Inc.	10,074	1,217,947
Exponent, Inc.	2,279	127,738
Forrester Research, Inc.	466	21,217
Franklin Covey Company (A)	468	14,555
FTI Consulting, Inc. (A)	1,670	140,146
GP Strategies Corp. (A)	623	8,498
Heidrick & Struggles International, Inc.	843	25,593
Huron Consulting Group, Inc. (A)	977	48,098
ICF International, Inc.	795	57,948
IHS Markit, Ltd. (A)	30,329	1,740,581
InnerWorkings, Inc. (A)	2,185	7,407
Insperity, Inc.	5,416	616,882
Kelly Services, Inc., Class A	1,393	32,736
Kforce, Inc.	1,030	35,793
Korn Ferry	2,517	108,432
ManpowerGroup, Inc.	6,030	515,686
Mistras Group, Inc. (A)	877	12,120
Navigant Consulting, Inc.	1,875	41,250
Nielsen Holdings PLC	29,659	674,149
Resources Connection, Inc.	1,362	20,907
Robert Half International, Inc.	9,943	533,541
TriNet Group, Inc. (A)	1,933	122,514
TrueBlue, Inc. (A)	1,800	38,232
Upwork, Inc. (A)	573	8,584
Verisk Analytics, Inc.	13,647	1,910,580
WageWorks, Inc. (A)	1,770	88,447
Willdan Group, Inc. (A)	437	13,599

		8,661,940
Road and rail – 0.7%
ArcBest Corp.	1,160	29,081
Avis Budget Group, Inc. (A)	9,252	262,387
Covenant Transportation Group, Inc., Class A (A)	581	8,727
CSX Corp.	21,277	1,584,498
Daseke, Inc. (A)	1,972	8,519
Genesee & Wyoming, Inc., Class A (A)	5,621	535,232
Heartland Express, Inc.	2,108	37,691
Hertz Global Holdings, Inc. (A)	2,440	34,331
J.B. Hunt Transport Services, Inc.	2,371	201,867
Kansas City Southern	2,747	311,180
Knight-Swift Transportation Holdings, Inc.	12,440	343,842
Landstar System, Inc.	4,006	385,578
Marten Transport, Ltd.	1,782	31,399
Norfolk Southern Corp.	7,351	1,434,474
Old Dominion Freight Line, Inc.	6,483	858,609
Ryder System, Inc.	5,305	267,903
Saia, Inc. (A)	1,143	67,437
U.S. Xpress Enterprises, Inc., Class A (A)	1,140	6,179
Union Pacific Corp.	19,834	3,307,915
Universal Logistics Holdings, Inc.	392	7,397
USA Truck, Inc. (A)	405	4,609
Werner Enterprises, Inc.	6,428	179,213
YRC Worldwide, Inc. (A)	1,557	6,633

		9,914,701
Trading companies and distributors – 0.3%
Aircastle, Ltd.	2,371	46,045
Applied Industrial Technologies, Inc.	1,695	92,089
Beacon Roofing Supply, Inc. (A)	3,037	104,959

John Hancock Funds II

Portfolio of Investments — May 31, 2019 (unaudited) (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Trading companies and distributors (continued)
BlueLinx Holdings, Inc. (A)(B)	433	$8,699
BMC Stock Holdings, Inc. (A)	3,009	60,270
CAI International, Inc. (A)	768	17,295
DXP Enterprises, Inc. (A)	726	23,392
EVI Industries, Inc.	182	6,634
Fastenal Company	30,154	922,411
Foundation Building Materials, Inc. (A)	730	11,074
GATX Corp.	5,311	370,814
GMS, Inc. (A)	1,474	24,822
H&E Equipment Services, Inc.	1,421	34,545
Herc Holdings, Inc. (A)	1,076	36,616
Kaman Corp.	1,222	67,955
Lawson Products, Inc. (A)	319	11,701
MRC Global, Inc. (A)	3,753	55,544
MSC Industrial Direct Company, Inc., Class A	4,509	318,606
NOW, Inc. (A)	15,583	203,046
Rush Enterprises, Inc., Class A	1,265	44,617
Rush Enterprises, Inc., Class B	255	9,160
SiteOne Landscape Supply, Inc. (A)	1,800	116,766
Systemax, Inc.	549	11,304
Textainer Group Holdings, Ltd. (A)	1,253	11,603
Titan Machinery, Inc. (A)	867	14,496
Triton International, Ltd.	2,280	67,374
United Rentals, Inc. (A)	4,226	465,283
Univar, Inc. (A)	445	8,904
Veritiv Corp. (A)	539	9,519
W.W. Grainger, Inc.	2,384	623,869
Watsco, Inc.	3,210	505,222
Willis Lease Finance Corp. (A)	136	6,773

		4,311,407

		125,763,651
Information technology – 21.3%
Communications equipment – 1.5%
Acacia Communications, Inc. (A)	1,210	56,386
ADTRAN, Inc.	2,150	33,712
Aerohive Networks, Inc. (A)	1,691	5,749
Applied Optoelectronics, Inc. (A)(B)	910	7,881
Arista Networks, Inc. (A)	3,711	907,673
CalAmp Corp. (A)	1,548	15,728
Calix, Inc. (A)	2,081	12,590
Casa Systems, Inc. (A)	1,252	7,036
Ciena Corp. (A)	20,692	722,978
Cisco Systems, Inc.	312,659	16,267,648
Clearfield, Inc. (A)	577	7,668
Comtech Telecommunications Corp.	1,051	22,229
Digi International, Inc. (A)	1,277	13,907
Extreme Networks, Inc. (A)	5,193	29,237
F5 Networks, Inc. (A)	4,218	557,113
Finisar Corp. (A)(B)	5,195	108,991
Harmonic, Inc. (A)	3,890	20,306
Infinera Corp. (A)	6,929	21,549
InterDigital, Inc.	4,756	302,101
Juniper Networks, Inc.	24,715	608,236
KVH Industries, Inc. (A)	830	7,711
Lumentum Holdings, Inc. (A)	10,967	443,834
Motorola Solutions, Inc.	11,636	1,744,818
NETGEAR, Inc. (A)	1,404	35,381
NetScout Systems, Inc. (A)	10,339	253,409
Plantronics, Inc.	4,750	195,083
Quantenna Communications, Inc. (A)	1,515	36,754
Ribbon Communications, Inc. (A)	2,607	11,132
ViaSat, Inc. (A)	8,130	707,554

U.S. Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Communications equipment (continued)
Viavi Solutions, Inc. (A)	10,068	$121,319

		23,285,713
Electronic equipment, instruments and components – 1.0%
Amphenol Corp., Class A	21,171	1,841,877
Anixter International, Inc. (A)	1,305	69,635
Arlo Technologies, Inc. (A)	3,517	12,063
Arrow Electronics, Inc. (A)	8,480	531,357
Avnet, Inc.	10,828	442,216
AVX Corp.	2,055	30,393
Badger Meter, Inc.	1,266	66,845
Bel Fuse, Inc., Class B	493	8,519
Belden, Inc.	5,729	293,325
Benchmark Electronics, Inc.	1,944	42,943
Cognex Corp.	17,060	692,636
Coherent, Inc. (A)	2,429	267,263
Control4 Corp. (A)	1,194	28,250
Corning, Inc.	55,891	1,611,896
CTS Corp.	1,458	38,579
Daktronics, Inc.	1,788	11,103
ePlus, Inc. (A)	601	42,467
Fabrinet (A)	1,580	67,371
FARO Technologies, Inc. (A)	767	33,825
Fitbit, Inc., Class A (A)	9,540	44,170
FLIR Systems, Inc.	9,638	465,805
II-VI, Inc. (A)	2,788	87,627
Insight Enterprises, Inc. (A)	1,557	80,154
IPG Photonics Corp. (A)	2,522	315,679
Iteris, Inc. (A)	1,481	7,909
Itron, Inc. (A)	1,513	85,711
Jabil, Inc.	14,060	345,735
KEMET Corp.	2,489	39,575
Keysight Technologies, Inc. (A)	13,331	1,001,558
Kimball Electronics, Inc. (A)	1,064	15,162
Knowles Corp. (A)	3,855	60,639
Littelfuse, Inc.	2,467	402,639
Methode Electronics, Inc.	1,619	39,876
MTS Systems Corp.	798	43,299
Napco Security Technologies, Inc. (A)	529	14,135
National Instruments Corp.	11,226	433,211
nLight, Inc. (A)	1,025	19,157
Novanta, Inc. (A)	1,443	115,469
OSI Systems, Inc. (A)	746	77,278
PAR Technology Corp. (A)(B)	512	14,392
Park Electrochemical Corp.	909	13,580
PC Connection, Inc.	509	16,156
Plexus Corp. (A)	1,360	67,361
Rogers Corp. (A)	813	112,186
Sanmina Corp. (A)	3,007	79,956
ScanSource, Inc. (A)	1,116	32,598
SYNNEX Corp.	5,980	518,526
TE Connectivity, Ltd.	24,070	2,027,416
Tech Data Corp. (A)	5,373	487,062
Trimble, Inc. (A)	25,118	1,002,208
TTM Technologies, Inc. (A)	4,189	35,732
Vishay Intertechnology, Inc.	19,041	290,185
Vishay Precision Group, Inc. (A)	470	16,835
Zebra Technologies Corp., Class A (A)	5,380	922,347

		15,463,891
IT services – 3.5%
Accenture PLC, Class A	23,148	4,121,964
Akamai Technologies, Inc. (A)	5,979	450,577
Alliance Data Systems Corp.	1,669	229,488
Automatic Data Processing, Inc.	15,820	2,533,098
Brightcove, Inc. (A)	1,718	17,146
Broadridge Financial Solutions, Inc.	4,240	529,449

John Hancock Funds II

Portfolio of Investments — May 31, 2019 (unaudited) (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
IT services (continued)
CACI International, Inc., Class A (A)	3,568	$726,159
Carbonite, Inc. (A)	1,443	34,156
Cardtronics PLC, Class A (A)	1,762	53,212
Cass Information Systems, Inc.	649	29,250
Cognizant Technology Solutions Corp., Class A	20,841	1,290,683
CoreLogic, Inc. (A)	7,999	313,481
CSG Systems International, Inc.	1,451	65,077
DXC Technology Company	9,824	467,033
Endurance International Group Holdings, Inc. (A)	3,212	14,293
EVERTEC, Inc.	2,676	76,694
Evo Payments, Inc., Class A (A)	1,099	32,355
Exela Technologies, Inc. (A)(B)	2,186	4,787
ExlService Holdings, Inc. (A)	1,487	88,120
Fidelity National Information Services, Inc.	11,722	1,410,157
Fiserv, Inc. (A)	14,201	1,219,298
FleetCor Technologies, Inc. (A)	3,098	799,935
Gartner, Inc. (A)	3,287	497,323
Global Payments, Inc.	5,690	876,488
GTT Communications, Inc. (A)(B)	1,894	45,039
I3 Verticals, Inc., Class A (A)	449	11,481
IBM Corp.	32,308	4,102,793
Information Services Group, Inc. (A)	1,977	6,148
Jack Henry & Associates, Inc.	2,829	371,221
KBR, Inc.	20,317	451,444
Leidos Holdings, Inc.	14,597	1,099,592
Limelight Networks, Inc. (A)	5,344	16,460
LiveRamp Holdings, Inc. (A)	9,808	503,935
ManTech International Corp., Class A	1,168	71,680
Mastercard, Inc., Class A	32,782	8,244,345
MAXIMUS, Inc.	9,192	654,930
NIC, Inc.	2,877	45,917
Paychex, Inc.	11,562	991,904
PayPal Holdings, Inc. (A)	42,606	4,676,009
Perficient, Inc. (A)	1,437	43,728
Perspecta, Inc.	20,345	441,690
Presidio, Inc.	1,840	24,380
PRGX Global, Inc. (A)	944	6,164
Sabre Corp.	27,504	557,781
Science Applications International Corp.	7,323	561,967
Sykes Enterprises, Inc. (A)	1,754	43,429
The Hackett Group, Inc.	1,110	17,860
The Western Union Company	15,978	309,973
Total System Services, Inc.	5,968	737,227
TTEC Holdings, Inc.	639	25,356
Tucows, Inc., Class A (A)	424	25,122
Unisys Corp. (A)	2,252	21,844
USA Technologies, Inc. (A)(B)	2,606	17,486
VeriSign, Inc. (A)	3,797	740,339
Virtusa Corp. (A)	1,260	53,424
Visa, Inc., Class A	63,562	10,254,457
WEX, Inc. (A)	4,305	813,387

		51,868,735
Semiconductors and semiconductor equipment – 3.5%
ACM Research, Inc., Class A (A)	369	7,107
Adesto Technologies Corp. (A)(B)	1,251	9,420
Advanced Energy Industries, Inc. (A)	1,706	85,590
Advanced Micro Devices, Inc. (A)	49,140	1,346,927
Alpha & Omega Semiconductor, Ltd. (A)	987	8,429
Ambarella, Inc. (A)	1,374	52,088
Amkor Technology, Inc. (A)	4,550	29,484
Analog Devices, Inc.	20,540	1,984,575
Applied Materials, Inc.	52,949	2,048,597

U.S. Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
Aquantia Corp. (A)	1,056	$13,876
Axcelis Technologies, Inc. (A)	1,449	21,489
AXT, Inc. (A)	1,807	7,210
Broadcom, Inc.	22,090	5,558,728
Brooks Automation, Inc.	3,083	109,416
Cabot Microelectronics Corp.	1,252	122,032
CEVA, Inc. (A)	1,001	22,853
Cirrus Logic, Inc. (A)	8,532	318,841
Cohu, Inc.	1,788	26,015
Cree, Inc. (A)	14,884	820,704
Cypress Semiconductor Corp.	36,339	647,561
Diodes, Inc. (A)	1,782	55,117
Entegris, Inc.	6,274	215,449
First Solar, Inc. (A)	7,542	437,738
FormFactor, Inc. (A)	3,274	47,015
Ichor Holdings, Ltd. (A)(B)	970	20,467
Impinj, Inc. (A)	738	18,295
Inphi Corp. (A)	1,920	84,250
Intel Corp.	250,798	11,045,144
KLA-Tencor Corp.	9,215	949,790
Lam Research Corp.	8,510	1,485,931
Lattice Semiconductor Corp. (A)	5,203	66,598
MACOM Technology Solutions Holdings, Inc. (A)	2,074	29,347
Maxim Integrated Products, Inc.	15,250	801,998
MaxLinear, Inc. (A)	2,810	59,488
Microchip Technology, Inc.	13,217	1,057,757
Micron Technology, Inc. (A)	62,523	2,038,875
MKS Instruments, Inc.	5,413	386,813
Monolithic Power Systems, Inc.	3,943	459,162
Nanometrics, Inc. (A)	1,019	28,991
NeoPhotonics Corp. (A)	1,668	6,489
NVE Corp.	220	16,051
NVIDIA Corp.	33,797	4,578,142
PDF Solutions, Inc. (A)	1,299	15,783
Photronics, Inc. (A)	2,881	23,365
Power Integrations, Inc.	1,272	82,884
Qorvo, Inc. (A)	6,851	419,144
QUALCOMM, Inc.	67,500	4,510,350
Rambus, Inc. (A)	4,747	53,926
Rudolph Technologies, Inc. (A)	1,405	32,413
Semtech Corp. (A)	9,455	376,593
Silicon Laboratories, Inc. (A)	6,208	580,883
Skyworks Solutions, Inc.	9,711	647,044
SMART Global Holdings, Inc. (A)	581	9,894
SunPower Corp. (A)(B)	2,830	21,112
Synaptics, Inc. (A)	4,968	131,404
Teradyne, Inc.	17,340	730,708
Texas Instruments, Inc.	52,340	5,459,585
Ultra Clean Holdings, Inc. (A)	1,742	22,211
Universal Display Corp.	4,234	622,102
Veeco Instruments, Inc. (A)	2,180	25,048
Versum Materials, Inc.	10,897	559,561
Xilinx, Inc.	14,121	1,444,720
Xperi Corp.	2,143	45,024

		52,943,603
Software – 7.6%
8x8, Inc. (A)	4,173	100,694
A10 Networks, Inc. (A)	2,438	14,847
ACI Worldwide, Inc. (A)	16,669	524,407
Adobe, Inc. (A)	32,628	8,838,925
Agilysys, Inc. (A)	715	15,587
Alarm.com Holdings, Inc. (A)	1,385	80,759
Altair Engineering, Inc., Class A (A)	1,102	41,997
Alteryx, Inc., Class A (A)	1,288	111,876

John Hancock Funds II

Portfolio of Investments — May 31, 2019 (unaudited) (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Amber Road, Inc. (A)	1,189	$15,433
American Software, Inc., Class A	1,378	17,459
Anaplan, Inc. (A)	795	34,590
ANSYS, Inc. (A)	5,610	1,006,995
Appfolio, Inc., Class A (A)	690	66,516
Autodesk, Inc. (A)	14,672	2,360,872
Avalara, Inc. (A)	1,228	83,062
Avaya Holdings Corp. (A)	4,589	57,730
Benefitfocus, Inc. (A)	1,260	35,734
Blackbaud, Inc.	6,998	538,286
Blackline, Inc. (A)	1,634	84,004
Bottomline Technologies DE, Inc. (A)	1,882	82,206
Box, Inc., Class A (A)	5,609	103,710
Cadence Design Systems, Inc. (A)	18,789	1,194,417
Carbon Black, Inc. (A)	1,762	26,518
CDK Global, Inc.	12,455	602,822
ChannelAdvisor Corp. (A)	1,246	11,463
Cision, Ltd. (A)	3,010	33,050
Citrix Systems, Inc.	8,398	790,420
Cloudera, Inc. (A)	8,931	81,897
CommVault Systems, Inc. (A)	5,633	259,400
Cornerstone OnDemand, Inc. (A)	2,415	128,550
Coupa Software, Inc. (A)	2,474	270,186
Digimarc Corp. (A)	513	26,963
Domo, Inc., Class B (A)	754	25,259
Ebix, Inc. (B)	1,078	50,591
eGain Corp. (A)	889	7,005
Envestnet, Inc. (A)	1,980	132,482
Everbridge, Inc. (A)	1,291	101,524
Fair Isaac Corp. (A)	2,903	858,998
Five9, Inc. (A)	2,539	130,378
ForeScout Technologies, Inc. (A)	1,373	44,101
Fortinet, Inc. (A)	9,735	705,593
HubSpot, Inc. (A)	1,639	284,006
Instructure, Inc. (A)	1,411	58,669
Intuit, Inc.	17,356	4,249,617
j2 Global, Inc.	6,699	564,659
LivePerson, Inc. (A)	2,614	72,748
LogMeIn, Inc.	5,077	364,681
Manhattan Associates, Inc. (A)	6,493	425,097
Microsoft Corp.	513,398	63,497,065
MicroStrategy, Inc., Class A (A)	381	50,639
Mitek Systems, Inc. (A)	1,499	15,290
MobileIron, Inc. (A)	3,524	19,699
Model N, Inc. (A)	1,178	21,228
Monotype Imaging Holdings, Inc.	1,856	30,234
New Relic, Inc. (A)	1,995	200,138
OneSpan, Inc. (A)	1,422	19,837
Oracle Corp.	170,459	8,625,225
Paylocity Holding Corp. (A)	1,285	128,783
Progress Software Corp.	1,987	81,388
PROS Holdings, Inc. (A)	1,407	79,777
PTC, Inc. (A)	10,662	896,248
Q2 Holdings, Inc. (A)	1,655	121,212
QAD, Inc., Class A	478	20,650
Qualys, Inc. (A)	1,513	134,067
Rapid7, Inc. (A)	1,637	85,533
Red Hat, Inc. (A)	11,842	2,182,481
SailPoint Technologies Holding, Inc. (A)	3,077	54,063
salesforce.com, Inc. (A)	51,167	7,747,195
SecureWorks Corp., Class A (A)	381	5,566
ShotSpotter, Inc. (A)	337	15,502
SPS Commerce, Inc. (A)	763	77,773
SVMK, Inc. (A)	800	13,760
Symantec Corp.	42,806	801,756

U.S. Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Synopsys, Inc. (A)	10,027	$1,167,544
Telaria, Inc. (A)	2,028	15,210
Telenav, Inc. (A)	1,588	11,846
Tenable Holdings, Inc. (A)	1,334	37,152
Teradata Corp. (A)	11,714	402,259
The Trade Desk, Inc., Class A (A)	1,477	293,642
TiVo Corp.	5,468	39,370
Tyler Technologies, Inc. (A)	3,824	815,850
Upland Software, Inc. (A)	696	32,566
Varonis Systems, Inc. (A)	1,257	78,613
Verint Systems, Inc. (A)	2,860	162,305
VirnetX Holding Corp. (A)	2,635	15,599
Workiva, Inc. (A)	1,281	71,275
Yext, Inc. (A)	3,789	69,566
Zix Corp. (A)	2,364	21,181
Zscaler, Inc. (A)	2,691	184,683

		114,060,553
Technology hardware, storage and peripherals – 4.2%
3D Systems Corp. (A)	4,867	39,374
Apple, Inc.	318,166	55,701,322
Avid Technology, Inc. (A)	1,283	9,943
Cray, Inc. (A)	1,810	63,368
Diebold Nixdorf, Inc. (A)	3,429	29,147
Electronics For Imaging, Inc. (A)	1,950	71,468
Hewlett Packard Enterprise Company	97,798	1,341,789
HP, Inc.	108,914	2,034,514
Immersion Corp. (A)	1,251	9,433
NCR Corp. (A)	11,878	363,467
NetApp, Inc.	17,542	1,038,486
Seagate Technology PLC	18,211	762,130
Stratasys, Ltd. (A)	2,265	49,626
Western Digital Corp.	20,657	768,854
Xerox Corp.	14,198	434,601

		62,717,522

		320,340,017
Materials – 1.7%
Chemicals – 1.0%
A. Schulman, Inc. (A)(C)	1,188	514
Advanced Emissions Solutions, Inc.	875	10,386
AdvanSix, Inc. (A)	1,334	32,523
Air Products & Chemicals, Inc.	4,329	881,341
Albemarle Corp.	2,058	130,271
American Vanguard Corp.	1,336	17,742
Amyris, Inc. (A)(B)	1,558	5,282
Ashland Global Holdings, Inc.	6,253	468,162
Balchem Corp.	1,425	129,233
Cabot Corp.	5,944	237,403
Celanese Corp.	2,490	236,376
CF Industries Holdings, Inc.	4,335	174,440
Chase Corp.	324	32,948
Dow, Inc.	15,000	701,400
DowDuPont, Inc.	44,562	1,360,032
Eastman Chemical Company	2,722	176,712
Ecolab, Inc.	5,044	928,550
Ferro Corp. (A)	3,693	50,003
Flotek Industries, Inc. (A)	2,586	7,861
FMC Corp.	2,621	192,512
FutureFuel Corp.	1,175	12,197
GCP Applied Technologies, Inc. (A)	3,187	83,372
Hawkins, Inc.	446	15,860
HB Fuller Company	2,233	88,047
Ingevity Corp. (A)	6,028	528,656
Innophos Holdings, Inc.	882	23,452
Innospec, Inc.	1,073	86,602

John Hancock Funds II

Portfolio of Investments — May 31, 2019 (unaudited) (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
International Flavors & Fragrances, Inc. (B)	1,972	$267,048
Intrepid Potash, Inc. (A)	4,412	13,942
Koppers Holdings, Inc. (A)	898	23,941
Kraton Corp. (A)	1,376	33,671
Kronos Worldwide, Inc.	1,039	13,102
Linde PLC	10,926	1,972,689
Livent Corp. (A)	6,687	42,262
LSB Industries, Inc. (A)	1,058	3,544
LyondellBasell Industries NV, Class A	6,077	451,217
Minerals Technologies, Inc.	5,094	264,786
NewMarket Corp.	871	337,077
Olin Corp.	16,467	322,918
OMNOVA Solutions, Inc. (A)	2,089	11,845
PolyOne Corp.	11,310	284,220
PPG Industries, Inc.	4,717	493,634
PQ Group Holdings, Inc. (A)	1,632	24,725
Quaker Chemical Corp.	576	104,175
Rayonier Advanced Materials, Inc.	2,269	14,817
RPM International, Inc.	13,147	703,627
Sensient Technologies Corp.	6,099	412,902
Stepan Company	890	75,525
The Chemours Company	16,681	351,802
The Mosaic Company	6,902	148,186
The Scotts Miracle-Gro Company	3,925	351,405
The Sherwin-Williams Company	1,628	682,865
Trecora Resources (A)	1,091	10,343
Tredegar Corp.	1,180	18,396
Trinseo SA	1,897	69,885
Tronox Holdings PLC, Class A	4,160	38,563
Valvoline, Inc.	18,791	327,903

		14,482,892
Construction materials – 0.1%
Eagle Materials, Inc.	4,584	394,499
Forterra, Inc. (A)	976	4,665
Martin Marietta Materials, Inc.	1,219	256,600
Summit Materials, Inc., Class A (A)	5,011	70,054
U.S. Concrete, Inc. (A)	723	33,670
United States Lime & Minerals, Inc.	105	8,574
Vulcan Materials Company	2,576	321,768

		1,089,830
Containers and packaging – 0.2%
AptarGroup, Inc.	6,285	711,902
Avery Dennison Corp.	1,635	170,138
Ball Corp.	6,716	412,295
Bemis Company, Inc.	9,104	531,218
Greif, Inc., Class A	3,748	132,829
Greif, Inc., Class B	246	10,836
International Paper Company	8,070	334,663
Myers Industries, Inc.	1,602	27,106
Owens-Illinois, Inc.	15,342	245,472
Packaging Corp. of America	1,840	163,907
Sealed Air Corp.	3,027	126,831
Silgan Holdings, Inc.	7,720	223,803
Sonoco Products Company	9,978	616,940
UFP Technologies, Inc. (A)	314	11,593
Westrock Company	4,971	162,055

		3,881,588
Metals and mining – 0.3%
AK Steel Holding Corp. (A)(B)	14,116	24,280
Allegheny Technologies, Inc. (A)	18,123	388,013
Carpenter Technology Corp.	6,809	276,173
Century Aluminum Company (A)	2,303	12,874
Cleveland-Cliffs, Inc. (B)	12,948	112,648

U.S. Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Metals and mining (continued)
Coeur Mining, Inc. (A)	8,397	$23,847
Commercial Metals Company	16,909	225,735
Compass Minerals International, Inc.	4,905	250,204
Freeport-McMoRan, Inc.	28,153	273,366
Gold Resource Corp.	2,693	7,648
Havilah Mining Corp. (A)	781	146
Haynes International, Inc.	580	16,895
Hecla Mining Company	20,233	26,505
Kaiser Aluminum Corp.	719	64,077
Materion Corp.	894	54,042
Newmont Goldcorp Corp.	16,333	540,459
Nucor Corp.	5,950	285,600
Olympic Steel, Inc.	436	5,398
Reliance Steel & Aluminum Company	6,699	557,826
Royal Gold, Inc.	6,543	575,719
Ryerson Holding Corp. (A)	749	5,782
Schnitzer Steel Industries, Inc., Class A	1,169	24,678
Steel Dynamics, Inc.	22,925	576,564
SunCoke Energy, Inc. (A)	2,929	21,499
Synalloy Corp.	441	8,185
TimkenSteel Corp. (A)	1,837	13,061
United States Steel Corp. (B)	17,299	204,474
Universal Stainless & Alloy Products, Inc. (A)	432	5,486
Warrior Met Coal, Inc.	1,874	48,368
Worthington Industries, Inc.	5,734	195,759

		4,825,311
Paper and forest products – 0.1%
Boise Cascade Company	1,746	38,761
Clearwater Paper Corp. (A)	771	12,421
Domtar Corp.	6,284	264,242
Louisiana-Pacific Corp.	18,588	424,178
Neenah, Inc.	750	42,870
PH Glatfelter Company	1,975	28,796
Schweitzer-Mauduit International, Inc.	1,375	43,024
Verso Corp., Class A (A)	1,523	26,226

		880,518

		25,160,139
Real estate – 4.4%
Equity real estate investment trusts – 4.3%
Acadia Realty Trust	3,573	97,722
Agree Realty Corp.	1,468	98,283
Alexander & Baldwin, Inc. (A)	9,834	226,870
Alexander’s, Inc.	98	36,064
Alexandria Real Estate Equities, Inc.	6,444	943,466
American Assets Trust, Inc.	1,707	77,481
American Campus Communities, Inc.	13,685	633,889
American Tower Corp.	25,215	5,264,136
Americold Realty Trust	6,906	216,158
Apartment Investment & Management Company, A Shares	8,888	443,956
Armada Hoffler Properties, Inc.	2,241	36,977
Ashford Hospitality Trust, Inc.	4,127	18,406
AvalonBay Communities, Inc.	7,921	1,608,042
Bluerock Residential Growth REIT, Inc.	1,254	14,346
Boston Properties, Inc.	8,835	1,155,883
Braemar Hotels & Resorts, Inc.	1,350	14,094
Brixmor Property Group, Inc.	29,824	511,482
BRT Apartments Corp.	549	6,928
Camden Property Trust	9,651	997,527
CareTrust REIT, Inc.	3,687	89,631
CatchMark Timber Trust, Inc., Class A	2,409	22,669
CBL & Associates Properties, Inc.	8,445	6,877
Cedar Realty Trust, Inc.	4,556	12,893

John Hancock Funds II

Portfolio of Investments — May 31, 2019 (unaudited) (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
Chatham Lodging Trust	2,064	$39,299
Chesapeake Lodging Trust	2,661	76,557
City Office REIT, Inc.	1,867	22,012
Clipper Realty, Inc.	723	9,233
Community Healthcare Trust, Inc.	807	31,578
CoreCivic, Inc.	17,140	375,366
CorEnergy Infrastructure Trust, Inc.	549	21,186
CorePoint Lodging, Inc.	1,922	23,295
CoreSite Realty Corp.	3,666	427,896
Corporate Office Properties Trust	11,012	306,574
Cousins Properties, Inc.	60,436	546,946
Crown Castle International Corp.	23,752	3,087,998
CyrusOne, Inc.	10,811	638,281
DiamondRock Hospitality Company	9,170	90,875
Digital Realty Trust, Inc.	11,878	1,398,278
Douglas Emmett, Inc.	16,150	650,684
Duke Realty Corp.	20,565	618,801
Easterly Government Properties, Inc.	2,700	49,707
EastGroup Properties, Inc.	5,181	575,091
EPR Properties	7,481	584,266
Equinix, Inc.	4,761	2,312,846
Equity Residential	21,157	1,619,991
Essential Properties Realty Trust, Inc.	1,582	33,633
Essex Property Trust, Inc.	3,755	1,095,484
Extra Space Storage, Inc.	7,278	779,910
Farmland Partners, Inc.	1,438	8,901
Federal Realty Investment Trust	4,255	556,256
First Industrial Realty Trust, Inc.	18,118	628,876
Four Corners Property Trust, Inc.	3,006	86,453
Franklin Street Properties Corp.	4,739	34,310
Front Yard Residential Corp.	2,271	25,980
Getty Realty Corp.	1,445	44,737
Gladstone Commercial Corp.	1,352	28,487
Gladstone Land Corp.	825	10,230
Global Medical REIT, Inc.	1,047	11,161
Global Net Lease, Inc.	3,383	62,281
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	2,649	68,636
HCP, Inc.	27,330	866,634
Healthcare Realty Trust, Inc.	17,997	580,223
Hersha Hospitality Trust	1,610	27,451
Highwoods Properties, Inc.	10,342	453,600
Hospitality Properties Trust	16,422	408,415
Host Hotels & Resorts, Inc.	42,332	766,633
Independence Realty Trust, Inc.	3,982	43,722
Industrial Logistics Properties Trust	2,879	54,298
Innovative Industrial Properties, Inc.	410	34,452
Investors Real Estate Trust	555	32,129
Iron Mountain, Inc.	16,362	501,495
iStar, Inc.	2,974	32,744
JBG SMITH Properties	11,918	470,642
Jernigan Capital, Inc.	883	18,649
Kilroy Realty Corp.	10,083	743,218
Kimco Realty Corp.	24,115	419,601
Kite Realty Group Trust	3,732	56,726
Lamar Advertising Company, Class A	8,505	665,176
Lexington Realty Trust	9,423	86,409
Liberty Property Trust	14,776	701,417
Life Storage, Inc.	4,657	448,376
LTC Properties, Inc.	1,746	78,134
Mack-Cali Realty Corp.	13,043	296,337
Medical Properties Trust, Inc.	38,057	676,653
Mid-America Apartment Communities, Inc.	6,514	743,769
Monmouth Real Estate Investment Corp.	4,019	56,025

U.S. Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
National Health Investors, Inc.	1,803	$141,626
National Retail Properties, Inc.	16,140	863,974
National Storage Affiliates Trust	2,533	75,458
New Senior Investment Group, Inc.	3,558	23,447
NexPoint Residential Trust, Inc.	841	33,707
NorthStar Realty Europe Corp.	1,973	32,495
Office Properties Income Trust	2,164	51,741
Omega Healthcare Investors, Inc.	21,438	763,622
One Liberty Properties, Inc.	726	20,720
Pebblebrook Hotel Trust	18,784	522,759
Pennsylvania Real Estate Investment Trust	3,278	21,012
Physicians Realty Trust	8,074	147,835
Piedmont Office Realty Trust, Inc., Class A	5,536	112,547
PotlatchDeltic Corp.	9,750	328,088
Preferred Apartment Communities, Inc., Class A	1,847	28,998
Prologis, Inc.	36,037	2,654,846
PS Business Parks, Inc.	2,862	460,553
Public Storage	8,580	2,041,010
QTS Realty Trust, Inc., Class A	2,254	104,067
Rayonier, Inc.	12,932	364,036
Realty Income Corp.	17,373	1,217,500
Regency Centers Corp.	9,577	631,699
Retail Opportunity Investments Corp.	5,058	84,671
Rexford Industrial Realty, Inc.	4,063	153,581
RLJ Lodging Trust	7,705	132,295
RPT Realty	3,533	42,997
Ryman Hospitality Properties, Inc.	1,981	158,381
Sabra Health Care REIT, Inc.	25,700	495,753
Safehold, Inc.	377	10,288
Saul Centers, Inc.	538	28,885
SBA Communications Corp. (A)	6,434	1,392,382
Senior Housing Properties Trust	23,741	187,079
Seritage Growth Properties, Class A	1,442	60,304
Simon Property Group, Inc.	17,660	2,862,509
SL Green Realty Corp.	4,786	411,596
Spirit MTA REIT	2,132	14,988
STAG Industrial, Inc.	4,316	125,941
Summit Hotel Properties, Inc.	4,718	53,927
Sunstone Hotel Investors, Inc.	10,075	135,207
Tanger Factory Outlet Centers, Inc.	13,483	228,672
Taubman Centers, Inc.	6,104	270,773
Terreno Realty Corp.	2,662	121,680
The GEO Group, Inc.	17,419	381,999
The Macerich Company	6,056	220,014
Tier REIT, Inc.	2,358	63,477
UDR, Inc.	15,771	706,225
UMH Properties, Inc.	1,620	21,562
Uniti Group, Inc.	17,874	171,769
Universal Health Realty Income Trust	576	47,215
Urban Edge Properties	16,887	291,301
Urstadt Biddle Properties, Inc., Class A	1,363	29,822
Ventas, Inc.	20,366	1,309,534
Vornado Realty Trust	9,915	656,670
Washington Prime Group, Inc.	8,372	34,325
Washington Real Estate Investment Trust	3,562	94,785
Weingarten Realty Investors	11,946	336,877
Welltower, Inc.	22,089	1,794,069
Weyerhaeuser Company	42,670	972,876
Whitestone REIT	1,751	22,185
Xenia Hotels & Resorts, Inc.	4,997	104,487

		63,651,644

John Hancock Funds II

Portfolio of Investments — May 31, 2019 (unaudited) (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Real estate management and development – 0.1%
Altisource Portfolio Solutions SA (A)	449	$9,038
CBRE Group, Inc., Class A (A)	17,866	816,476
Consolidated-Tomoka Land Company	197	11,781
Cushman & Wakefield PLC (A)	2,840	47,882
Forestar Group, Inc. (A)	513	9,188
FRP Holdings, Inc. (A)	328	15,259
HFF, Inc., Class A	1,665	71,895
Jones Lang LaSalle, Inc.	4,556	566,994
Kennedy-Wilson Holdings, Inc.	5,573	114,525
Marcus & Millichap, Inc. (A)	857	26,173
Newmark Group, Inc., Class A	6,762	53,961
RE/MAX Holdings, Inc., Class A	807	23,903
Realogy Holdings Corp.	11,333	80,351
Redfin Corp. (A)(B)	3,591	56,594
Tejon Ranch Company (A)	1,022	16,546
The RMR Group, Inc., Class A	319	15,382
The St. Joe Company (A)	1,596	25,424

		1,961,372

		65,613,016
Utilities – 4.1%
Electric utilities – 2.3%
ALLETE, Inc.	7,433	608,688
Alliant Energy Corp.	15,224	722,531
American Electric Power Company, Inc.	31,788	2,737,583
Duke Energy Corp.	46,842	4,010,144
Edison International	20,994	1,246,414
El Paso Electric Company	1,815	105,633
Entergy Corp.	12,217	1,185,904
Evergy, Inc.	16,404	953,729
Eversource Energy	20,430	1,508,551
Exelon Corp.	62,489	3,004,471
FirstEnergy Corp.	32,448	1,338,156
Hawaiian Electric Industries, Inc.	10,879	451,914
IDACORP, Inc.	7,271	729,063
MGE Energy, Inc.	1,488	98,565
NextEra Energy, Inc.	30,810	6,106,850
OGE Energy Corp.	19,947	828,997
Otter Tail Corp.	1,677	83,297
Pinnacle West Capital Corp.	7,232	679,157
PNM Resources, Inc.	11,498	541,671
Portland General Electric Company	3,947	208,638
PPL Corp.	46,458	1,382,590
Spark Energy, Inc., Class A	638	6,252
The Southern Company	66,649	3,565,722
Xcel Energy, Inc.	33,140	1,900,248

		34,004,768
Gas utilities – 0.3%
Atmos Energy Corp.	7,534	766,961
Chesapeake Utilities Corp.	710	64,454
National Fuel Gas Company	8,616	459,319
New Jersey Resources Corp.	12,737	604,371
Northwest Natural Holding Company	1,307	89,948
ONE Gas, Inc.	7,557	661,691
South Jersey Industries, Inc.	4,143	130,712
Southwest Gas Holdings, Inc.	7,639	650,384
Spire, Inc.	7,243	603,487
UGI Corp.	17,362	896,053

		4,927,380
Independent power and renewable electricity producers – 0.1%
AES Corp.	42,677	674,297
Atlantic Power Corp. (A)	5,393	12,566
Clearway Energy, Inc., Class A	1,688	24,189
Clearway Energy, Inc., Class C	3,148	47,220

U.S. Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Independent power and renewable electricity producers (continued)
NRG Energy, Inc.	18,104	$616,260
Ormat Technologies, Inc.	1,765	104,206
Pattern Energy Group, Inc., Class A	3,643	77,268
TerraForm Power, Inc., Class A	3,256	43,956

		1,599,962
Multi-utilities – 1.2%
Ameren Corp.	15,770	1,156,572
Avista Corp.	2,922	122,023
Black Hills Corp.	7,761	591,388
CenterPoint Energy, Inc.	32,287	918,242
CMS Energy Corp.	18,260	1,024,569
Consolidated Edison, Inc.	20,691	1,785,633
Dominion Energy, Inc.	51,496	3,871,469
DTE Energy Company	11,723	1,470,885
MDU Resources Group, Inc.	19,583	483,308
NiSource, Inc.	24,008	668,623
NorthWestern Corp.	7,268	515,592
Public Service Enterprise Group, Inc.	32,569	1,913,754
Sempra Energy	17,654	2,320,618
Unitil Corp.	683	38,835
WEC Energy Group, Inc.	20,326	1,637,259

		18,518,770
Water utilities – 0.2%
American States Water Company	1,646	120,059
American Water Works Company, Inc.	11,647	1,316,344
Aqua America, Inc.	21,036	831,763
AquaVenture Holdings, Ltd. (A)	609	10,798
Cadiz, Inc. (A)	1,186	12,311
California Water Service Group	2,149	105,774
Connecticut Water Service, Inc.	574	40,088
Consolidated Water Company, Ltd.	915	12,398
Middlesex Water Company	730	43,187
Pure Cycle Corp. (A)	975	9,185
SJW Group	1,082	66,684
The York Water Company	627	21,619

		2,590,210

		61,641,090

TOTAL COMMON STOCKS (Cost $1,431,637,643)		$1,456,936,579

PREFERRED SECURITIES – 0.0%
Communication services – 0.0%
Media – 0.0%
GCI Liberty, Inc., 7.000%	361	9,191

TOTAL PREFERRED SECURITIES (Cost $2,897)		$9,191

RIGHTS – 0.0%
Pan American Silver Corp. (Expiration Date: 2-22-29) (A)(C)(D)	13,589	3,503

TOTAL RIGHTS (Cost $4,020)		$3,503

SECURITIES LENDING COLLATERAL – 0.4%
John Hancock Collateral Trust, 2.3405% (E)(F)	538,066	5,384,422

TOTAL SECURITIES LENDING COLLATERAL (Cost $5,384,045)		$5,384,422

SHORT-TERM INVESTMENTS – 2.8%
U.S. Government Agency – 1.3%
Federal Home Loan Bank Discount Note
2.390%, 07/09/2019 *	$10,000,000	9,976,600
2.400%, 07/30/2019 *	10,000,000	9,962,950

		19,939,550

John Hancock Funds II

Portfolio of Investments — May 31, 2019 (unaudited) (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
Repurchase agreement – 1.5%
Repurchase Agreement with State Street
Corp. dated 5-31-19 at 1.300% to be repurchased at $22,188,403 on 6-3-19, collateralized by $22,425,000 U.S. Treasury Notes, 2.375% due 3-15-21 (valued at $22,637,858, including interest)	$22,186,000	$22,186,000

TOTAL SHORT-TERM INVESTMENTS (Cost $42,121,439)		$42,125,550

Total Investments (U.S. Strategic Equity Allocation Fund) (Cost $1,479,150,044) – 100.1%		$1,504,459,245
Other assets and liabilities, net – (0.1%)		(819,812)

TOTAL NET ASSETS – 100.0%		$1,503,639,433

U.S. Strategic Equity Allocation Fund (continued)

Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 5-31-19. The value of securities on loan amounted to $5,262,038.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(D)	Strike price and/or expiration date not available.
(E)	The rate shown is the annualized seven-day yield as of 5-31-19.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES

FUTURES

Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Russell 2000 E-Mini Index Futures	62	Long	Jun 2019	$4,740,662	$4,546,150	$(194,512)
S&P 500 Index E-Mini Futures	261	Long	Jun 2019	37,487,650	35,913,600	(1,574,050)
S&P Mid 400 Index E-Mini Futures	33	Long	Jun 2019	6,262,431	5,973,660	(288,771)

						$(2,057,333)

^	Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

See Notes to Portfolio of Investments regarding investment transactions and other derivatives information.

John Hancock Funds II

Portfolio of Investments — May 31, 2019 (unaudited) (showing percentage of total net assets)

The following funds had the following country composition as a percentage of net assets, unless otherwise indicated, on 5-31-19:

Capital Appreciation Fund
United States	86.7%
China	5.5%
France	3.4%
Canada	1.7%
Netherlands	1.4%
United Kingdom	1.3%

TOTAL	100.0%
Health Sciences Fund
United States	87.4%
Switzerland	4.3%
United Kingdom	2.0%
Netherlands	1.6%
Denmark	1.2%
Other countries	3.5%

TOTAL	100.0%
High Yield Fund
United States	72.2%
Cayman Islands	7.1%
Canada	5.0%
United Kingdom	4.3%
France	2.0%
Luxembourg	1.6%
Netherlands	1.5%
Other countries	6.3%

TOTAL	100.0%
Mid Value Fund
United States	85.6%
Canada	6.7%
Ireland	2.2%
Denmark	1.8%
Switzerland	1.0%
Other countries	2.7%

TOTAL	100.0%

Real Return Bond Fund (as a percentage of total investments)
United States	86.5%
United Kingdom	3.0%
France	1.6%
Australia	1.6%
Other countries	7.3%

TOTAL	100.0%
Science & Technology Fund
United States	83.5%
China	5.2%
South Korea	3.7%
Germany	1.9%
Netherlands	1.4%
South Africa	1.3%
Russia	1.3%
Other countries	1.7%

TOTAL	100.0%
Strategic Equity Allocation Fund
United States	60.8%
United Kingdom	5.4%
Japan	4.2%
Switzerland	3.6%
France	3.1%
Canada	3.0%
China	2.9%
Australia	2.5%
Germany	2.3%
Netherlands	1.8%
Other countries	10.4%

TOTAL	100.0%

The following funds had the following sector composition as a percentage of net assets on 5-31-19:

International Growth Stock Fund
Financials	19.8%
Industrials	17.4%
Consumer staples	17.3%
Information technology	15.1%
Consumer discretionary	9.2%
Health care	4.9%
Energy	4.4%
Communication services	3.9%
Materials	3.1%
Short-term investments and other	4.9%

TOTAL	100.0%
International Small Cap Fund
Consumer discretionary	25.7%
Industrials	19.7%
Financials	15.5%
Information technology	11.9%
Consumer staples	7.2%
Materials	4.9%
Health care	4.4%
Energy	2.4%
Real estate	1.9%
Communication services	1.2%
Short-term investments and other	5.2%

TOTAL	100.0%

International Strategic Equity Allocation Fund
Financials	26.1%
Consumer staples	10.5%
Industrials	9.7%
Consumer discretionary	9.1%
Health care	8.6%
Materials	7.0%
Communication services	6.6%
Energy	6.4%
Information technology	6.1%
Real estate	3.3%
Utilities	2.6%
Short-term investments and other	4.0%

TOTAL	100.0%
International Value Fund
Financials	22.1%
Energy	13.4%
Health care	13.4%
Communication services	9.9%
Materials	9.0%
Industrials	7.5%
Information technology	7.2%
Consumer discretionary	5.2%
Utilities	3.2%
Consumer staples	2.2%
Real estate	1.5%
Short-term investments and other	5.4%

TOTAL	100.0%

John Hancock Funds II

Notes to Portfolio of Investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the funds’ Valuation Policies and Procedures. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission and applicable regulations.

In order to value the securities, the funds use the following valuation techniques: Equity securities, including exchange-traded and closed-end funds, held by the funds are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Except for investments in exchange-traded funds, investments by the funds in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective NAVs each business day. Debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Options listed on an exchange are valued at the mid-price of the last quoted bid and ask prices from the primary exchange where the option trades. Swaps and unlisted options are generally valued using evaluated prices obtained from an independent pricing vendor. Futures contracts are typically valued at the last traded price on the exchange on which they trade. Foreign equity index futures that trade in the electronic trading market subsequent to the close of regular trading may be valued at the last traded price in the electronic trading market as of 4:00 P.M. ET, or may be fair valued based on fair value adjustment factors provided by an independent pricing vendor in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the funds’ Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the funds’ Pricing Committee, following procedures established by the Board of Trustees. The funds use fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The funds use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the funds’ own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of May 31, 2019, all investments of Multi-Index Lifestyle Aggressive Portfolio, Multi-Index Lifestyle Balanced Portfolio, Multi-Index Lifestyle Conservative Portfolio, Multi-Index Lifestyle Growth Portfolio, Multi-Index Lifestyle Moderate Portfolio, Real Estate Securities Fund and Small Company Value Fund are categorized as Level 1 under the hierarchy described above.

The following is a summary of the values by input classification of the funds’ investments as of May 31, 2019, by major security category or type:

	Total value at 5-31-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Asia Pacific Total Return Bond Fund
Investments in securities:
Assets
Foreign government obligations	$145,485,555	—	$145,485,555	—
Corporate bonds	153,088,010	—	153,088,010	—

Total investments in securities	$298,573,565	—	$298,573,565	—
Derivatives:
Liabilities
Futures	($495,752)	($495,752)	—	—
Capital Appreciation Fund
Investments in securities:
Assets
Common stocks
Communication services	$286,296,653	$236,739,023	$49,557,630	—
Consumer discretionary	304,191,232	281,877,527	22,313,705	—
Consumer staples	80,580,050	80,580,050	—	—
Financials	38,955,965	38,955,965	—	—
Health care	202,575,430	202,575,430	—	—
Industrials	117,243,043	81,550,983	35,692,060	—
Information technology	624,862,763	601,401,858	23,460,905	—
Real estate	26,793,805	26,793,805	—	—
Securities lending collateral	23,242,347	23,242,347	—	—
Short-term investments	17,322,824	17,322,824	—	—

Total investments in securities	$1,722,064,112	$1,591,039,812	$131,024,300	—
Capital Appreciation Value Fund
Investments in securities:
Assets
Common stocks
Communication services	$57,090,099	$57,090,099	—	—
Consumer discretionary	79,447,089	79,447,089	—	—
Consumer staples	7,031,347	7,031,347	—	—
Energy	7,371,146	7,371,146	—	—
Financials	121,528,472	121,528,472	—	—
Health care	224,212,554	205,064,960	$19,147,594	—
Industrials	140,133,309	140,133,309	—	—
Information technology	229,756,149	229,756,149	—	—
Materials	11,119,416	11,119,416	—	—
Real estate	9,478,158	9,478,158	—	—
Utilities	101,920,720	101,920,720	—	—

Preferred securities
Financials	29,851,854	29,851,854	—	—
Health care	27,095,596	27,095,596	—	—
Industrials	3,997,341	—	3,997,341	—
Utilities	37,218,307	37,218,307	—	—
U.S. Government and Agency obligations	53,793,462	—	53,793,462	—
Corporate bonds	328,955,922	—	328,955,922	—
Term loans	114,613,947	—	114,613,947	—
Purchased options	353,340	—	353,340	—
Securities lending collateral	322,041	322,041	—	—
Short-term investments	51,184,725	51,184,725	—	—

Total investments in securities	$1,636,474,994	$1,115,613,388	$520,861,606	—
Derivatives:
Liabilities
Written options	($10,081,653)	—	($10,081,653)	—
Core Bond Fund
Investments in securities:
Assets
U.S. Government and Agency obligations	$1,719,569,840	—	$1,719,569,840	—
Foreign government obligations	15,947,629	—	15,947,629	—
Corporate bonds	703,277,489	—	703,277,489	—
Municipal bonds	10,158,140	—	10,158,140	—
Collateralized mortgage obligations	281,645,476	—	281,645,476	—
Asset backed securities	292,752,795	—	292,752,795	—
Securities lending collateral	411,949	$411,949	—	—
Short-term investments	116,268,332	116,268,332	—	—

Total investments in securities	$3,140,031,650	$116,680,281	$3,023,351,369	—
Global Bond Fund
Investments in securities:
Assets
U.S. Government and Agency obligations	$19,808,819	—	$19,808,819	—
Foreign government obligations	9,056,089	—	9,056,089	—
Corporate bonds	22,547,444	—	22,547,444	—
Municipal bonds	585,853	—	585,853	—
Term loans	287,857	—	287,857	—
Collateralized mortgage obligations	8,498,449	—	8,498,449	—
Asset backed securities	1,488,079	—	1,488,079	—

Common stocks	6,409	$6,409	—	—
Escrow shares	135,060	—	135,060	—
Purchased options	3,051	1,753	1,298	—
Short-term investments	3,069,249	—	3,069,249	—

Total investments in securities	$65,486,359	$8,162	$65,478,197	—
Liabilities
Sale commitments outstanding	($313,361)	—	($313,361)	—
Securities sold short	(725,067)	—	(725,067)	—
Derivatives:
Assets
Futures	$264,263	$264,263	—	—
Forward foreign currency contracts	1,546,939	—	$1,546,939	—
Swap contracts	968,757	—	968,757	—
Liabilities
Futures	(115,095)	(115,095)	—	—
Forward foreign currency contracts	(1,541,165)	—	(1,541,165)	—
Written options	(32,464)	(8,247)	(24,217)	—
Swap contracts	(1,696,383)	—	(1,696,383)	—
Health Sciences Fund
Investments in securities:
Assets
Common stocks
Consumer discretionary	$266,096	—	—	$266,096
Health care	266,595,776	$250,939,190	$15,218,676	437,910
Materials	20,489	—	—	20,489
Preferred securities
Consumer discretionary	594,184	—	—	594,184
Health care	1,542,340	614,450	927,890	—
Information technology	349,284	—	—	349,284
Convertible bonds	391,460	—	391,460	—
Short-term investments	2,041,123	2,041,123	—	—

Total investments in securities	$271,800,752	$253,594,763	$16,538,026	$1,667,963

High Yield Fund
Investments in securities:
Assets
Foreign government obligations	$3,589,625	—	$3,589,625	—
Corporate bonds	204,681,624	—	204,681,624	—
Convertible bonds	3,357,708	—	3,357,708	—
Term loans	11,389,996	—	11,389,996	—
Asset backed securities	14,120,330	—	14,120,330	—
Common stocks	6,162,603	$3,005,101	828,569	$2,328,933
Preferred securities	2,046,273	2,046,273	—	—
Purchased options	72,558	—	72,558	—
Escrow certificates	1,134	—	—	1,134
Securities lending collateral	5,229,460	5,229,460	—	—
Short-term investments	3,732,200	3,732,200	—	—

Total investments in securities	$254,383,511	$14,013,034	$238,040,410	$2,330,067
Derivatives:
Assets
Futures	$187,796	$187,796	—	—
Forward foreign currency contracts	17,400	—	$17,400	—
Liabilities
Futures	(36,028)	(36,028)	—	—
Forward foreign currency contracts	(30,328)	—	(30,328)	—
International Growth Stock Fund
Investments in securities:
Assets
Common stocks
Australia	$2,174,349	—	$2,174,349	—
Brazil	2,823,530	$2,823,530	—	—
Canada	5,455,432	5,455,432	—	—
China	4,149,472	2,372,838	1,776,634	—
Denmark	936,251	—	936,251	—
France	4,952,780	—	4,952,780	—
Germany	4,792,695	—	4,792,695	—
Hong Kong	853,187	—	853,187	—
Italy	1,717,759	—	1,717,759	—
Japan	4,686,872	—	4,686,872	—
Mexico	1,133,378	1,133,378	—	—
Netherlands	2,888,391	—	2,888,391	—
Singapore	1,105,489	—	1,105,489	—
South Korea	1,345,800	—	1,345,800	—
Spain	871,042	—	871,042	—

Sweden	1,515,581	—	1,515,581	—
Switzerland	3,495,213	—	3,495,213	—
Taiwan	1,263,749	—	1,263,749	—
Thailand	304,538	—	304,538	—
Turkey	395,174	—	395,174	—
United Kingdom	5,821,789	—	5,821,789	—
United States	2,634,509	2,634,509	—	—
Short-term investments	1,821,415	1,821,415	—	—

Total investments in securities	$57,138,395	$16,241,102	$40,897,293	—
International Small Cap Fund
Investments in securities:
Assets
Common stocks
Bahamas	$2,381,904	$2,381,904	—	—
Belgium	3,304,487	—	$3,304,487	—
Brazil	2,885,243	2,885,243	—	—
Canada	7,230,802	7,230,802	—	—
China	4,802,801	1,099,245	3,703,556	—
Denmark	1,859,817	—	1,859,817	—
Finland	2,525,647	—	2,525,647	—
France	1,064,564	—	1,064,564	—
Germany	4,375,271	—	4,375,271	—
Hong Kong	4,286,359	—	4,286,359	—
India	1,456,045	—	1,456,045	—
Indonesia	655,436	—	655,436	—
Italy	4,622,529	—	4,622,529	—
Japan	23,093,932	—	23,093,932	—
Luxembourg	2,362,376	—	2,362,376	—
Netherlands	6,124,416	—	6,124,416	—
Norway	231,568	—	231,568	—
Poland	677,473	—	677,473	—
Singapore	642,935	—	—	$642,935
South Korea	1,992,891	—	1,992,891	—
Spain	1,531,527	—	1,531,527	—
Sweden	6,387,643	—	6,387,643	—
Switzerland	5,098,371	1,951,982	3,146,389	—
Taiwan	8,033,359	—	8,033,359	—

United Kingdom	8,089,003	—	8,089,003	—
Preferred securities	1,043,174	1,043,174	—	—
Exchange-traded funds	8,798,079	8,798,079	—	—
Securities lending collateral	9,077,008	9,077,008	—	—

Total investments in securities	$124,634,660	$34,467,437	$89,524,288	$642,935
International Strategic Equity Allocation Fund
Investments in securities:
Assets
Common stocks
Australia	$95,712,677	—	$95,712,677	—
Austria	2,665,073	—	2,665,073	—
Belgium	11,912,701	—	11,912,701	—
Brazil	22,672,350	$22,672,350	—	—
Canada	117,708,265	117,708,265	—	—
Chile	1,652,798	1,269,519	383,279	—
China	112,046,629	31,390,363	80,656,266	—
Colombia	4,496,624	4,496,624	—	—
Czech Republic	531,529	—	531,529	—
Denmark	19,965,848	—	19,965,848	—
Finland	13,243,493	—	13,243,493	—
France	119,466,969	—	119,466,969	—
Germany	84,850,926	—	84,850,926	—
Hong Kong	58,294,168	507,484	57,566,278	$220,406
Hungary	1,319,203	—	1,319,203	—
Indonesia	4,690,360	—	4,690,360	—
Ireland	8,100,466	807,694	7,292,772	—
Isle of Man	414,611	—	414,611	—
Israel	5,178,303	2,115,140	3,063,163	—
Italy	13,376,495	—	13,376,495	—
Japan	162,603,508	—	162,603,508	—
Luxembourg	3,101,883	—	3,101,883	—
Macau	1,285,764	—	1,285,764	—
Malaysia	7,972,064	—	7,972,064	—
Mexico	21,807,111	21,595,333	211,778	—
Netherlands	68,082,833	3,447,056	64,635,777	—
New Zealand	1,679,133	—	1,679,133	—
Norway	7,692,056	—	7,692,056	—

Peru	3,285,797	3,285,797	—	—
Philippines	3,993,367	—	3,993,367	—
Poland	4,462,016	—	4,462,016	—
Portugal	1,754,849	—	1,754,849	—
Romania	206,753	—	206,753	—
Singapore	17,401,793	—	17,401,793	—
South Africa	20,284,392	—	20,284,392	—
South Korea	19,373,311	—	19,373,311	—
Spain	34,385,645	—	34,385,645	—
Sweden	27,252,018	—	27,252,018	—
Switzerland	134,613,934	—	134,613,934	—
Taiwan	23,483,193	—	23,483,193	—
Thailand	1,335,301	—	1,335,301	—
Turkey	3,111,727	—	3,111,727	—
United Arab Emirates	299,290	—	299,290	—
United Kingdom	196,730,488	1,359,350	195,371,138	—
United States	1,511,653	580,745	930,908	—
Preferred securities
Brazil	13,514,547	13,514,547	—	—
Chile	147,555	147,555	—	—
Colombia	2,555,938	2,555,938	—	—
Germany	5,366,907	—	5,366,907	—
South Korea	1,038,191	—	1,033,203	4,988
United Kingdom	14,435	—	14,435	—
Exchange-traded funds	62,962,052	62,962,052	—	—
Rights	15,807	15,807	—	—
Warrants	1,027	928	99	—
Securities lending collateral	63,285,221	63,285,221	—	—
Short-term investments	48,900,000	—	48,900,000	—

Total investments in securities	$1,663,811,047	$353,717,768	$1,309,867,885	$225,394
Derivatives:
Liabilities
Futures	($1,089,702)	($1,089,702)	—	—

International Value Fund
Investments in securities:
Assets
Common stocks
Canada	$11,153,154	$11,153,154	—	—
China	12,062,901	3,217,732	$8,845,169	—
Denmark	4,014,659	—	4,014,659	—
France	26,570,175	—	26,570,175	—
Germany	14,830,451	—	14,830,451	—
Hong Kong	10,084,465	—	10,084,465	—
India	2,927,815	—	2,927,815	—
Ireland	4,621,717	—	4,621,717	—
Israel	2,623,978	2,623,978	—	—
Italy	4,924,027	—	4,924,027	—
Japan	31,568,369	—	31,568,369	—
Luxembourg	4,106,116	—	4,106,116	—
Netherlands	21,276,161	3,790,880	17,485,281	—
Singapore	4,170,159	39,644	4,130,515	—
South Korea	26,164,948	6,556,364	19,608,584	—
Switzerland	12,113,651	—	12,113,651	—
Taiwan	3,916,884	—	3,916,884	—
Thailand	3,878,347	—	3,878,347	—
United Kingdom	38,833,963	—	38,833,963	—
Securities lending collateral	17,126,426	17,126,426	—	—

Total investments in securities	$256,968,366	$44,508,178	$212,460,188	—
Mid Cap Stock Fund
Investments in securities:
Assets
Common stocks
Communication services	$99,876,206	$92,350,503	$7,525,703	—
Consumer discretionary	261,789,668	260,885,982	—	$903,686
Consumer staples	74,761,731	74,761,731	—	—
Energy	16,177,217	16,177,217	—	—
Health care	379,768,146	365,287,461	14,480,685	—
Industrials	166,390,074	135,861,038	30,529,036	—
Information technology	439,316,527	433,790,967	—	5,525,560
Preferred securities	58,935,980	—	—	58,935,980
Securities lending collateral	10,996,627	10,996,627	—	—
Short-term investments	65,900,000	—	65,900,000	—

Total investments in securities	$1,573,912,176	$1,390,111,526	$118,435,424	$65,365,226

Mid Value Fund
Investments in securities:
Assets
Common stocks
Communication services	$43,235,996	$43,235,996	—	—
Consumer discretionary	38,016,489	38,016,489	—	—
Consumer staples	130,694,210	109,074,640	$21,619,570	—
Energy	141,153,421	141,153,421	—	—
Financials	214,310,158	204,512,721	9,797,437	—
Health care	179,563,281	174,241,655	5,321,626	—
Industrials	97,356,360	92,923,126	4,433,234	—
Information technology	39,292,671	39,292,671	—	—
Materials	107,340,613	107,340,613	—	—
Real estate	80,496,714	80,496,714	—	—
Utilities	56,854,046	56,854,046	—	—
Preferred securities	3,053,069	3,053,069	—	—
Securities lending collateral	5,133,526	5,133,526	—	—
Short-term investments	88,418,283	88,418,283	—	—

Total investments in securities	$1,224,918,837	$1,183,746,970	$41,171,867	—
Real Return Bond Fund
Investments in securities:
Assets
U.S. Government and Agency obligations	$163,239,930	—	$163,239,930	—
Foreign government obligations	19,450,348	—	19,450,348	—
Corporate bonds	5,333,315	—	5,333,315	—
Municipal bonds	592,077	—	592,077	—
Collateralized mortgage obligations	6,184,648	—	6,184,648	—
Asset backed securities	6,598,471	—	6,598,471	—
Common stocks	1,801	$1,801	—	—
Purchased options	587,825	2,508	585,317	—
Short-term investments	5,263,022	—	5,263,022	—

Total investments in securities	$207,251,437	$4,309	$207,247,128	—
Liabilities
Sale commitments outstanding	($4,314,873)	—	($4,314,873)	—
Securities sold short	(1,245,000)	—	(1,245,000)	—

Derivatives:
Assets
Futures	$65,552	$65,552	—	—
Forward foreign currency contracts	685,912	—	$685,912	—
Swap contracts	994,614	—	994,614	—
Liabilities
Futures	($352,566)	($352,566)	—	—
Forward foreign currency contracts	(561,549)	—	($561,549)	—
Written options	(614,193)	(56,005)	(558,188)	—
Swap contracts	(873,064)	—	(873,064)	—
Science & Technology Fund
Investments in securities:
Assets
Common stocks
Communication services	$53,095,446	$46,491,258	$6,604,188	—
Consumer discretionary	40,425,070	31,907,048	8,518,022	—
Health care	2,805,664	2,805,664	—	—
Industrials	2,118,169	2,118,169	—	—
Information technology	148,523,552	137,492,320	11,031,232	—
Materials	1,197,692	1,197,692	—	—
Preferred securities	2,624,510	—	—	$2,624,510
Exchange-traded funds	4,705,926	4,705,926	—	—
Securities lending collateral	4,172,976	4,172,976	—	—
Short-term investments	21,473,486	9,709,486	11,764,000	—

Total investments in securities	$281,142,491	$240,600,539	$37,917,442	$2,624,510
Small Cap Stock Fund
Investments in securities:
Assets
Common stocks
Communication services	$275,766	$275,766	—	—
Consumer discretionary	4,040,850	4,040,850	—	—
Consumer staples	494,507	494,507	—	—
Energy	147,196	147,196	—	—
Financials	1,342,586	1,342,586	—	—
Health care	5,973,745	5,973,745	—	—
Industrials	2,982,689	2,982,689	—	—
Information technology	4,930,791	4,542,984	—	$387,807
Materials	399,168	399,168	—	—

Real estate	1,340,031	1,340,031	—	—
Preferred securities	1,201,577	—	—	1,201,577
Securities lending collateral	388,838	388,838	—	—
Short-term investments	1,300,000	—	$1,300,000	—

Total investments in securities	$24,817,744	$21,928,360	$1,300,000	$1,589,384
Strategic Equity Allocation Fund
Investments in securities:
Assets
Common stocks
Communication services	$599,001,683	$438,521,171	$160,478,750	$1,762
Consumer discretionary	627,055,494	412,741,714	214,313,780	—
Consumer staples	513,333,565	240,829,959	272,503,606	—
Energy	433,702,245	294,176,227	139,526,018	—
Financials	1,182,653,327	688,423,717	493,847,454	382,156
Health care	798,780,344	555,917,895	242,861,804	645
Industrials	658,291,118	375,492,197	282,798,921	—
Information technology	1,051,153,030	898,864,207	152,118,993	169,830
Materials	274,480,157	105,455,714	169,023,051	1,392
Real estate	272,513,447	182,689,136	89,824,311	—
Utilities	258,889,055	178,972,807	79,916,248	—
Preferred securities
Communication services	970,797	970,797	—	—
Consumer discretionary	6,867,322	520,427	6,346,895	—
Consumer staples	3,161,618	664,511	2,497,107	—
Energy	4,404,456	4,404,456	—	—
Financials	21,095,854	21,095,854	—	—
Health care	980,641	—	980,641	—
Industrials	34,967	—	26,069	8,898
Information technology	1,433,932	—	1,433,932	—
Materials	1,620,639	1,151,630	469,009	—
Utilities	920,558	920,558	—	—
Exchange-traded funds	116,531,650	116,531,650	—	—
Rights	38,591	28,910	—	9,681
Warrants	1,708	1,526	182	—
Securities lending collateral	78,122,182	78,122,182	—	—
Short-term investments	255,524,431	—	255,524,431	—

Total investments in securities	$7,161,562,811	$4,596,497,245	$2,564,491,202	$574,364

Derivatives:
Liabilities
Futures	($8,138,004)	($8,138,004)	—	—
U.S. High Yield Bond Fund
Investments in securities:
Assets
Corporate bonds	$233,039,651	—	$233,039,651	—
Convertible bonds	1,178,996	—	1,178,996	—
Term loans	8,427,085	—	8,427,085	—
Rights	165,569	—	165,569	—
Escrow certificates	19,800	—	—	$19,800
Securities lending collateral	6,444,006	$6,444,006	—	—
Short-term investments	9,291,374	9,291,374	—	—

Total investments in securities	$258,566,481	$15,735,380	$242,811,301	$19,800
U.S. Strategic Equity Allocation Fund
Investments in securities:
Assets
Common stocks
Communication services	$149,852,921	$149,852,232	—	$689
Consumer discretionary	129,969,357	129,964,215	$5,142	—
Consumer staples	75,702,231	75,702,231	—	—
Energy	88,409,200	88,409,200	—	—
Financials	213,621,328	213,620,727	—	601
Health care	200,863,629	200,863,404	—	225
Industrials	125,763,651	125,763,651	—	—
Information technology	320,340,017	320,340,017	—	—
Materials	25,160,139	25,159,625	—	514
Real estate	65,613,016	65,613,016	—	—
Utilities	61,641,090	61,641,090	—	—
Preferred securities	9,191	9,191	—	—
Rights	3,503	—	—	3,503
Securities lending collateral	5,384,422	5,384,422	—	—
Short-term investments	42,125,550	—	42,125,550	—

Total investments in securities	$1,504,459,245	$1,462,323,021	$42,130,692	$5,532
Derivatives:
Liabilities
Futures	($2,057,333)	($2,057,333)	—	—

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers into or out of Level 3 represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period and in all cases were transferred into or out of Level 2. Securities were transferred into Level 3 because of a lack of observable market data which resulted from an absence of market activity for these securities. In addition, securities were transferred from Level 3 since observable market data became available due to the increased market activity of these securities.

High Yield Fund	Corporate bonds	Term loans	Common stocks	Preferred securities	Escrow certificates	Total
Balance as of 8-31-18	$2,694,415	$1,117,913	$8,102,567	$380,883	$1,134	$12,296,912
Realized gain (loss)	47,542	20,144	1,047,054	(2,496,346)	—	(1,381,606)
Change in unrealized appreciation (depreciation)	(47,543)	1,943	(4,612,267)	2,155,566	—	(2,502,301)
Purchases	196,250	—	—	—	—	196,250
Sales	(2,890,664)	(1,140,000)	(2,208,421)	(40,103)	—	(6,279,188)
Transfers into Level 3	—	—	—	—	—	—
Transfers out of Level 3	—	—	—	—	—	—
Balance as of 5-31-19	—	—	$2,328,933	—	$1,134	$2,330,067
Change in unrealized at period end*	—	—	($3,069,409)	—	—	($3,069,409)

Mid Cap Stock Fund	Common stocks	Preferred securities	Total
Balance as of 8-31-18	$7,487,414	$98,980,340	$106,467,754
Realized gain (loss)	562,399	82,160	644,559
Change in unrealized appreciation (depreciation)	(807,435)	(19,816,010)	(20,623,445)
Purchases	—	—	—
Sales	(813,132)	(1,165,158)	(1,978,290)
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	(19,145,352)	(19,145,352)
Balance as of 5-31-19	$6,429,246	$58,935,980	$65,365,226
Change in unrealized at period end*	$2,086,846	$2,304,249	$4,391,095

Science & Technology Fund	Preferred securities	Total
Balance as of 8-31-18	$2,499,129	$2,499,129
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	125,381	125,381
Purchases	—	—
Sales	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—
Balance as of 5-31-19	$2,624,510	$2,624,510
Change in unrealized at period end*	$125,381	$125,381

Small Cap Stock Fund	Common stocks	Preferred securities	Total
Balance as of 8-31-18	$386,225	$1,233,870	$1,620,095
Realized gain (loss)	—	—	—
Change in unrealized appreciation (depreciation)	1,582	(32,293)	(30,711)
Purchases	—	—	—
Sales	—	—	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Balance as of 5-31-19	$387,807	$1,201,577	$1,589,384
Change in unrealized at period end*	($184,010)	($32,293)	($216,303)

*	Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end.

The valuation techniques and significant amounts of unobservable inputs used in the fair value measurement of the funds’ Level 3 securities are outlined in the table below:

Mid Cap Stock Fund

	Fair value at 5-31-19	Valuation technique	Significant unobservable inputs	Input/ Range*
Common stocks	$38,899	Market Approach	Expected future value	$0.10
			Discount	50%
	6,390,347	Market Approach	EV to revenue multiple	3.22x - 4.96x (weighted average 3.47x)
			Discount	12.5% - 25% (weighted average 23.2%)

	$6,429,246
Preferred securities	$84,762	Market Approach	Expected Future Value / Discount	$0.36 55%
	13,115,660	Market Approach	Prior / Recent Transactions	$5.70
	11,545,776	Market Approach	EV to revenue multiple	1.56x - 4.96x (weighted average 2.15x)
			Discount	12.5% - 17.5% (weighted average 16.6%)
	12,256,792	Market Approach	EV to revenue multiple	2.68x - 5.19x (weighted average 3.39x)
			Discount	25%
			OPM - Volatility	20% - 40% (weighted average 32.63%)
	21,932,990	Market Approach	Prior / Recent Transactions	$110
			OPM - Volatility	40%

	$58,935,980

Total	$65,365,226

Science & Technology Fund

	Fair Value at 5-31-19	Valuation Technique	Significant Unobservable Inputs	Input/ Range*
Preferred securities	$1,818,374	Market Approach	EV to Revenue Multiple / Discount	4.3x 12.5%
	806,136	Market Approach	Prior / Recent Transactions	$47.99

Total	$2,624,510

Small Cap Stock Fund

	Fair Value at 5-31-19	Valuation Technique	Significant Unobservable Inputs	Input/ Range*
Common stocks	$387,807	Market Approach	EV to revenue multiple Discount	3.22x 25%
Preferred securities	1,201,577	Market Approach	EV to revenue multiple	2.68x - 3.06x (weighted average 2.83x)
			Discount	25%
			OPM - Volatility	20% - 40% (weighted average 31.99%)

Total	$1,589,384

*

A weighted average is an average in which each input in the grouping is assigned a weighting before summing to a single average value. The weighting of the input is determined based on a security’s fair value as a percentage of the total fair value.

A change to unobservable inputs of a fund’s Level 3 securities as of May 31, 2019, could have resulted in changes to the fair value measurement, as follows:

Significant Unobservable Input	Impact to Valuation if input had increased	Impact to Valuation if input had decreased
Discount	Decrease	Increase
Enterprise value (“EV”) to revenue multiple	Increase	Decrease
Expected future value	Increase	Decrease
Options Pricing Method (OPM) - Volatility	Variable	Variable
Prior/recent transactions	Increase	Decrease

Repurchase agreements. The funds may enter into repurchase agreements. When a fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by a fund for repurchase agreements is disclosed in the Portfolio of Investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

When-issued/delayed-delivery securities. The funds may purchase or sell debt securities on a when-issued or delayed-delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the Portfolio of Investments or in a schedule to the Portfolio of Investments (Sale Commitments Outstanding). At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in the fund’s NAV. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the fund until settlement takes place. At the time that the fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments.

Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities purchased or increase in the value of securities sold prior to settlement date.

Securities sold short. Certain funds may make short sales of securities or maintain a short position, provided that at all times when a short position is open a fund owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for an equal amount of the securities of the same issuer as the securities sold short (a short sale “against-the-box”).

In addition, certain funds may also sell a security they do not own in anticipation of a decline in the market value of that security (a short sale “not against-the-box”). To complete such a transaction, a fund must borrow the security to make delivery to the buyer. The fund is then obligated to replace the security borrowed by purchasing it at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the fund. Until the security is replaced, the fund is required to pay the lender any dividends or interest that accrues during the period of the loan. To borrow the security, the fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

Until a fund replaces a borrowed security, it will maintain cash or other liquid assets at such a level that will equal the current value of the security sold short; and will not be less than the market value of the security at the time it was sold short. A fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the fund replaced the borrowed security. The fund will realize a gain if the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest the fund may be required to pay in connection with a short sale.

Interest or short dividend expense relates to a funds liability with respect to short sale transactions by the funds. Interest or short dividend expense is recorded as incurred.

Term loans (Floating rate loans). The funds may invest in term loans, which are debt securities and are often rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale and generally have longer settlement periods than conventional debt securities. Term loans involve special types of risk, including credit risk, interest-rate risk, counterparty risk and risk associated with extended settlement. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

A fund’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The fund’s failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason would adversely affect the fund’s income and would likely reduce the value of its assets. Transactions in loan investments typically take a significant amount of time (i.e., seven days or longer) to settle. This could pose a liquidity risk to the fund and, if the fund’s exposure to such investments is substantial, could impair the fund’s ability to meet redemptions. Because term loans may not be rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor’s credit analysis of the borrower and/or term loan agents. There is greater risk that the fund may have limited rights to enforce the terms of an underlying loan than for other types of debt instruments.

Inflation-indexed bonds. Inflation-indexed bonds are securities that generally have a lower coupon interest rate fixed at issuance but whose principal value is periodically adjusted based on a rate of inflation, such as the Consumer Price Index. Over the life of an inflation-indexed bond, interest is paid on the inflation adjusted principal value as described above. Increases in the principal amount of these securities are recorded as interest income. Decreases in the principal amount of these securities may reduce interest income to the extent of income previously recorded. If these decreases are in excess of income previously recorded, an adjustment to the cost of the security is made.

Payment-in-kind bonds. The funds may invest in payment-in-kind bonds (PIK Bonds). PIK Bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. The market prices of PIK Bonds are affected to a greater extent by interest rate changes and thereby tend to be more volatile than securities which pay cash interest periodically. The funds accrue income on these securities and this income is required to be distributed to shareholders. Because no cash is received at the time income accrues on these securities, the funds may need to sell other investments to make distributions.

Stripped securities. Stripped securities are financial instruments structured to separate principal and interest cash flows so that one class receives principal payments from the underlying assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped security. If the underlying assets experience greater than anticipated prepayments of principal, the funds may fail to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates or prepayments on the underlying securities. In addition, these securities present additional credit risk such that the funds may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.

Mortgage and asset backed securities. The funds may invest in mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, which are debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the funds having to reinvest the proceeds in lower yielding securities, effectively reducing the funds’ income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the funds’ cash available for reinvestment in higher yielding securities. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations (e.g. FNMA), may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The funds are also subject to risks associated with securities with contractual cash flows including asset-backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.

Derivative instruments. Certain funds may invest in derivatives in order to meet their investment objectives. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the funds are exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument. Use of long futures contracts subjects the funds to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the funds to unlimited risk of loss.

The following table details how the funds used futures contracts during the period ended May 31, 2019:

Fund	Reason
Asia Pacific Total Return Bond Fund	To manage against anticipated interest rate changes and manage duration of the fund

Global Bond Fund	To gain exposure to foreign bond markets, gain exposure to treasury markets, maintain diversity of the fund, manage against anticipated interest rate changes and manage duration of the fund

High Yield Fund	To manage duration of the portfolio, to manage against anticipated interest rate changes, gain exposure to treasury markets and maintain diversity and liquidity of the fund

International Strategic Equity Allocation Fund	To maintain diversity of the fund

Real Return Bond Fund	To gain exposure to foreign bond markets, gain exposure to treasury markets, maintain diversity of the fund, manage against anticipated interest rate changes and manage duration of the fund

Strategic Equity Allocation Fund	To manage against anticipated changes in securities, gain exposure to certain securities markets, substitute for securities purchased and maintain diversity of the fund

U.S. Strategic Equity Allocation Fund	To manage against anticipated changes in securities, gain exposure to certain securities markets, substitute for securities purchased and maintain diversity of the fund

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor a fund thereby reducing the fund’s total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

The following table details how the funds used forward foreign currency contracts during the period ended May 31, 2019:

Fund	Reason
Global Bond Fund	To manage against anticipated changes in currency exchange rates, manage currency exposure and maintain diversity of the fund

High Yield Fund	To manage against anticipated changes in currency exchange rates, manage currency exposure and maintain diversity and liquidity of the fund

Real Return Bond Fund	To manage against anticipated changes in currency exchange rates, manage currency exposure and maintain diversity of the fund

Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase a fund’s exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease a fund’s exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values. In addition, OTC options are subject to the risks of all OTC derivatives contracts.

When a fund purchases an option, the premium paid by the fund is included in the Portfolio of Investments and subsequently “marked-to-market” to reflect current market value. When a fund writes an option, the premium received is included as a liability and subsequently “marked-to-market” to reflect current market value of the option written.

An interest rate swaption is an option to enter into an interest rate swap. A credit default swaption is an option to enter into a credit default swap. Inflation floors (OTC) are instruments where in return for a premium, one party agrees to make payments to the other to the extent that the interest rate exceeds a specified rate (based on the Consumer Price Index or other designated measure), or “floor.” Inflation caps (OTC) are instruments where in return for a premium, one party agrees to make payments to the other to the extent that the interest rate exceeds a specified rate (based on the Consumer Price Index or other designated measure), or “cap.” An interest rate cap or floor is an over-the-counter investment instrument designed to protect lenders of adjustable or floating-rate securities from losses due to changing interest rates. An interest rate cap seller pays a buyer when the indexed interest rate rises above the cap’s strike rate, thus hedging against losses on rising rates. An interest rate floor seller pays a buyer when the indexed interest rate falls below the floors’ strike rate, thus hedging against losses on falling rates. Fundamentally, interest rate floors and caps are put options placed on a floating-rate index.

The following table details how the funds used purchased options during the period ended May 31, 2019:

Fund	Reason
Capital Appreciation Value Fund	To manage against anticipated changes in securities markets

Global Bond Fund	To manage duration of the fund, manage against anticipated changes in interest rates and currency exchange rates, maintain diversity of the fund, gain exposure to bond market and gain exposure to foreign currencies

High Yield Fund	To manage against anticipated changes in securities markets

Real Return Bond Fund	To manage duration of the fund, manage against anticipated interest rate changes and maintain diversity of the fund

The following table details how the funds used written option contracts during the period ended May 31, 2019:

Fund	Reason
Capital Appreciation Value Fund	To manage against anticipated changes in securities markets

Global Bond Fund	To manage against anticipated changes in currency exchange rates, manage against anticipated interest rate changes, gain exposure to foreign currencies, manage duration of the fund and maintain diversity of the fund

Real Return Bond Fund	To manage duration of the fund, manage against anticipated interest rate changes and maintain diversity of the fund

Swaps. Swap agreements are agreements between a fund and counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market (OTC swaps) or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as a component of unrealized appreciation/depreciation of swap contracts. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.

Upfront payments made/received by the funds are amortized/accreted for financial reporting purposes. A termination payment by the counterparty or a fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund.

Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may amount to values that are in excess of the amounts recognized on the Statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for the swap, or that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. Market risks may also accompany the swap, including interest rate risk. A fund may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.

Interest rate swaps. Interest rate swaps represent an agreement between a fund and a counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The fund settles accrued net interest receivable or payable under the swap contracts at specified, future intervals.

The following table details how the funds used interest rate swap contracts during the period ended May 31, 2019:

Fund	Reason
Global Bond Fund	To manage against anticipated interest rate changes, manage duration of the fund and as a substitute for securities purchased

Real Return Bond Fund	To manage against anticipated interest rate changes, manage duration of the fund and as a substitute for securities purchased

Credit default swaps. Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer), for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor” (the Seller), receiving the premium and agreeing to contingent payments that are specified within the credit default agreement. The funds may enter into CDS in which it may act as either Buyer or Seller. By acting as the Seller, the funds may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case could be significant, but would typically be reduced by any recovery value on the underlying credit.

Credit default swaps – Buyer

The following table details how the funds used credit default swap contracts as Buyer of protection during the period ended May 31, 2019:

Fund	Reason
Global Bond Fund	To manage against potential credit events, gain exposure to a credit index, and as a substitute for securities purchased

Real Return Bond Fund	To manage against potential credit events, gain exposure to a credit index, and as a substitute for securities purchased

Credit default swaps – Seller

Implied credit spreads are utilized in determining the market value of CDS agreements in which a fund is the Seller at period end. The implied credit spread generally represents the yield of the instrument above a credit-risk free rate, such as the U.S. Treasury Bond Yield, and may include upfront payments required to be made to enter into the agreement. It also serves as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. Wider credit spreads represent a deterioration of the referenced entity’s creditworthiness and an increased risk of default or other credit event occurring as defined under the terms of the agreement.

For CDS agreements where implied credit spreads are not reported or available, the average credit rating on the underlying index is shown. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s creditworthiness and a greater likelihood of a credit event occurring. This is also represented by a decrease in the average credit rating of the underlying index. The maximum potential amount of future payments (undiscounted) that a fund as the Seller could be required to make under any CDS agreement equals the notional amount of the agreement.

The following table details how the funds used credit default swap contracts as Seller of protection during the period ended May 31, 2019:

Fund	Reason
Global Bond Fund	To take a long position in the exposure of the benchmark credit, gain exposure to a credit index, and as a substitute for securities purchased

Real Return Bond Fund	To take a long position in the exposure of the benchmark credit

Total return swaps. The funds may enter into total return swap contracts to obtain synthetic exposure to a specific reference asset or index without owning, taking physical custody of, or short selling the underlying assets. Total return swaps are commitments where one party pays a fixed or variable rate premium (the Buyer) in exchange for a market-linked return (the Seller). The Seller pays the total return of a specific reference asset or index and in return receives interest payments from the Buyer. To the extent the total return of the underlying asset or index exceeds or falls short of the offsetting interest rate obligation, the Buyer will receive or make a payment to the Seller. The funds may enter into total return swaps in which it may act as either the Buyer or the Seller. Total return swap contracts are subject to the risk associated with the investment in the underlying reference asset or index. The risk in the case of short total return swap contracts is unlimited based on the potential for unlimited increases in the market value of the underlying reference asset or index.

The following table details how the funds used total return swap contracts during the period ended May 31, 2019:

Fund	Reason
Global Bond Fund	As a substitute for securities purchased

Currency swaps. Cross-currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. Some cross-currency swaps may not provide for exchanging principal cash flows, but only for exchanging interest cash flows.

The following table details how the funds used currency swap contracts during the period ended May 31, 2019:

Fund	Reason
Global Bond Fund	To manage against anticipated currency exchange rate changes

Inflation swaps. In an inflation swap, one party pays a fixed rate on a notional principal amount while the other party pays a floating rate linked to an inflation index on that same notional amount. The party paying the floating rate pays the inflation adjusted rate multiplied by the notional principal amount. If the average inflation rate over the term of the swap is the same as the fixed rate of the swap, the two legs will have the same value and the swap will break even.

The following table details how the funds used inflation swap contracts during the period ended May 31, 2019:

Fund	Reason
Real Return Bond Fund	To take a position on current versus future inflation expectations

Investment in affiliated underlying funds. The funds may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. The funds do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the funds’ investments may represent a significant portion of each underlying funds’ net assets.

Information regarding the funds’ fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the funds from their investments in affiliated underlying funds is as follows:

					Dividends and distributions
Fund	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
Capital Appreciation Fund
John Hancock Collateral Trust	3,072,318	38,703,287	(39,452,996)	2,322,609	—	—	$13,820	($2,171)	$23,242,347
Capital Appreciation Value Fund
John Hancock Collateral Trust	3,134,913	6,601,524	(9,704,255)	32,182	—	—	($2,530)	($412)	$322,041

Core Bond Fund
John Hancock Collateral Trust	122,515	4,479,866	(4,561,215)	41,166	—	—	($1,049)	($227)	$411,949
High Yield Fund
John Hancock Collateral Trust	815,185	4,879,235	(5,171,840)	522,580	—	—	$2,763	($499)	$5,229,460
International Small Cap Fund
John Hancock Collateral Trust	2,110,894	11,580,876	(12,784,704)	907,066	—	—	$3,359	($2,125)	$9,077,008
International Strategic Equity Allocation Fund
John Hancock Collateral Trust	5,510,937	54,236,713	(53,423,555)	6,324,095	—	—	($17)	($5,594)	$63,285,221
International Value Fund
John Hancock Collateral Trust	1,356,003	25,548,075	(25,192,633)	1,711,445	—	—	$1,619	($2,463)	$17,126,426
Mid Cap Stock Fund
John Hancock Collateral Trust	8,076,355	52,977,617	(59,955,078)	1,098,894	—	—	$24,115	($16,103)	$10,996,627
Mid Value Fund
John Hancock Collateral Trust	9,486,141	20,767,177	(29,740,325)	512,993	—	—	$9,152	($13,853)	$5,133,526
Multi-Index Lifestyle Aggressive Portfolio
John Hancock Collateral Trust	—	9,273,268	(9,273,268)	—	—	—	$2,106	—	—
Strategic Equity Allocation	16,193,308	5,276,370	(1,459,328)	20,010,350	$3,856,473	$26,275,134	(5,404,586)	($36,687,756)	$214,310,847

					$3,856,473	$26,275,134	($5,402,480)	($36,687,756)	$214,310,847
Multi-Index Lifestyle Balanced Portfolio
John Hancock Collateral Trust	2,520,301	50,325,522	(46,942,310)	5,903,513	—	—	$13,112	$1,156	$59,076,455
Strategic Equity Allocation	25,613,800	9,561,015	(3,990,470)	31,184,345	$6,394,439	$43,566,949	(12,805,667)	(54,435,383)	333,984,334

					$6,394,439	$43,566,949	($12,792,555)	($54,434,227)	$393,060,789

Multi-Index Lifestyle Conservative Portfolio
John Hancock Collateral Trust	515,277	14,547,170	(13,879,787)	1,182,660	—	—	$4,268	($279)	$11,834,882
Strategic Equity Allocation	1,404,814	831,694	(331,787)	1,904,721	$371,375	$2,530,274	(1,044,531)	(2,838,727)	20,399,562

					$371,375	$2,530,274	($1,040,263)	($2,839,006)	$32,234,444
Multi-Index Lifestyle Growth Portfolio
John Hancock Collateral Trust	1,412,330	43,479,647	(43,390,432)	1,501,545	—	—	$3,957	$26	$15,025,956
Strategic Equity Allocation	29,901,875	10,511,612	(2,011,163)	38,402,324	$7,355,349	$50,113,872	(8,044,547)	(71,372,689)	411,288,893

					$7,355,349	$50,113,872	($8,040,590)	($71,372,663)	$426,314,849
Multi-Index Lifestyle Moderate Portfolio
John Hancock Collateral Trust	792,912	23,659,974	(22,283,206)	2,169,680	—	—	$5,340	($506)	$21,711,983
Strategic Equity Allocation	4,624,884	2,162,618	(754,133)	6,033,369	$1,169,674	$7,969,286	(2,533,697)	(9,994,407)	64,617,383

					$1,169,674	$7,969,286	($2,528,357)	($9,994,913)	$86,329,366
Science & Technology Fund
John Hancock Collateral Trust	834,886	7,738,877	(8,156,757)	417,006	—	—	$1,142	($706)	$4,172,976
Small Cap Stock Fund
John Hancock Collateral Trust	1,060,068	6,238,509	(7,259,720)	38,857	—	—	$4,611	($3,018)	$388,838
Small Company Value Fund
John Hancock Collateral Trust	1,501,334	4,302,368	(5,657,170)	146,532	—	—	$394	($1,878)	$1,466,349
Strategic Equity Allocation Fund
John Hancock Collateral Trust	8,329,959	109,491,707	(110,014,913)	7,806,753	—	—	$15,832	($7,693)	$78,122,182

U.S. High Yield Bond Fund
John Hancock Collateral Trust	932,792	4,432,107	(4,720,949)	643,950	—	—	$1,404	($715)	$6,444,006
U.S. Strategic Equity Allocation Fund
John Hancock Collateral Trust	1,585,967	7,367,516	(8,415,417)	538,066	—	—	$4,767	($4,361)	$5,384,422

Direct placement securities. The funds may hold private placement securities which are restricted as to resale and the funds have limited rights to registration under the Securities Act of 1933. The following table summarizes the direct placement securities held at May 31, 2019:

Fund	Issuer, Description	Original acquisition date	Acquisition cost	Beginning share amount	Ending share amount	Value as a percentage of fund’s net assets	Value as of 5-31-19
Health Sciences Fund	Acerta Pharma BV, Class B	2/8/2016	$146,475	4,892,850	4,892,850	0.2%	$437,910
Health Sciences Fund	Doximity, Inc.	4/10/2014	307,268	63,738	63,738	0.1%	349,284
Health Sciences Fund	JAND, Inc., Class A	4/23/2015	194,538	16,938	16,938	0.1%	266,096
Health Sciences Fund	JAND, Inc., Series D	4/23/2015	434,397	37,822	37,822	0.2%	594,184

							$1,647,474
Mid Cap Stock Fund	Coupang LLC	11/20/2014	7,607,320	2,300,670	2,300,670	0.8%	$13,115,660
Mid Cap Stock Fund	DraftKings, Inc.	12/4/2014	3,259,192	2,143,227	2,143,227	0.3%	5,486,661
Mid Cap Stock Fund	Essence Group Holdings Corp.	5/1/2014	5,083,384	2,958,957	2,958,957	0.6%	9,527,842
Mid Cap Stock Fund	JAND, Inc., Class A	4/23/2015	635,744	57,523	57,523	0.1%	903,686
Mid Cap Stock Fund	JAND, Inc., Series D	4/23/2015	1,419,614	128,449	128,449	0.1%	2,017,934
Mid Cap Stock Fund	Lookout, Inc., Series F	7/31/2014	4,276,874	392,767	392,767	0.2%	2,686,526
Mid Cap Stock Fund	MarkLogic Corp., Series F	4/27/2015	5,713,656	507,686	507,686	0.3%	5,056,553
Mid Cap Stock Fund	The Honest Company, Inc., Series C	8/20/2014	3,966,620	142,030	142,030	0.3%	4,513,713
Mid Cap Stock Fund	WeWork Companies, Inc., Series D1 Sold: 21,577 shares	12/8/2014	4,418,925	205,905	184,328	0.7%	11,680,865
Mid Cap Stock Fund	WeWork Companies, Inc., Series D2	12/8/2014	3,472,011	161,782	161,782	0.7%	10,252,125

							$65,241,565
Science & Technology Fund	Airbnb, Inc., Series E	7/14/2015	$1,526,562	16,398	16,398	0.7%	$1,818,374
Science & Technology Fund	DiDi Chuxing, Inc.	10/19/2015	460,705	16,798	16,798	0.3%	806,136

							$2,624,510
Small Cap Stock Fund	DraftKings, Inc.	7/13/2015	$571,817	151,487	151,487	1.6%	$387,807
Small Cap Stock Fund	MarkLogic Corp., Series F	4/27/2015	839,997	72,325	72,325	2.9%	720,357
Small Cap Stock Fund	The Honest Company, Inc., Series D	8/3/2015	585,435	12,795	12,795	2.0%	481,220

							$1,589,384

For additional information on the funds’ significant accounting policies, please refer to the funds’ most recent semiannual or annual shareholder report.